The Hartford Balanced Income Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.1%
	Biotechnology - 0.0%
$ 1,610,000	Ionis Pharmaceuticals, Inc. 0.00%, 12/01/2030(1)(2)	$1,421,832
	Leisure Time - 0.1%
7,505,000	NCL Corp. Ltd. 0.75%, 09/15/2030(1)	6,872,359
	Lodging - 0.0%
1,050,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	1,041,600
	Software - 0.0%
870,000	Datadog, Inc. 0.00%, 12/01/2029(2)	1,264,980
	Total Convertible Bonds (cost $10,718,265)	$10,600,771
CORPORATE BONDS - 44.6%
	Advertising - 0.1%
	Clear Channel Outdoor Holdings, Inc.
1,680,000	7.13%, 02/15/2031(1)	$1,732,928
1,370,000	7.50%, 03/15/2033(1)	1,436,027
	Lamar Media Corp.
885,000	3.75%, 02/15/2028	866,092
2,118,000	5.38%, 11/01/2033(1)	2,058,197
		6,093,244
	Aerospace & Defense - 1.5%
	BAE Systems PLC
300,000	3.40%, 04/15/2030(1)	284,892
10,242,000	5.13%, 03/26/2029(1)	10,340,074
8,925,000	5.25%, 03/26/2031(1)	9,037,532
16,929,000	5.30%, 03/26/2034(1)	16,916,102
	Boeing Co.
10,614,000	5.04%, 05/01/2027	10,645,287
2,470,000	5.15%, 05/01/2030	2,482,303
14,650,000	5.71%, 05/01/2040	14,475,275
19,970,000	5.81%, 05/01/2050	18,863,619
9,220,000	6.39%, 05/01/2031	9,699,447
420,000	Hexcel Corp. 4.90%, 05/15/2031	414,805
	Honeywell Aerospace, Inc.
15,935,000	4.30%, 03/16/2031(1)	15,503,944
11,950,000	5.73%, 03/16/2056(1)	11,381,947
6,410,000	Howmet Aerospace, Inc. 3.90%, 04/15/2029	6,271,165
11,000,000	L3Harris Technologies, Inc. 5.25%, 06/01/2031	11,110,144
	Northrop Grumman Corp.
6,615,000	4.03%, 10/15/2047	5,017,002
18,600,000	5.20%, 06/01/2054	16,468,657
	TransDigm, Inc.
50,000	4.88%, 05/01/2029	49,114
1,265,000	6.13%, 07/31/2034(1)	1,250,792
305,000	6.25%, 01/31/2034(1)	307,998
1,650,000	6.38%, 05/31/2033(1)	1,649,582
1,805,000	6.75%, 01/31/2034(1)	1,834,373
535,000	7.13%, 12/01/2031(1)	551,820
		164,555,874
	Agriculture - 0.9%
	BAT Capital Corp.
6,730,000	4.63%, 03/22/2033	6,487,743
13,245,000	5.35%, 08/15/2032	13,398,623
4,550,000	5.83%, 02/20/2031	4,693,042
	Imperial Brands Finance PLC
1,180,000	4.88%, 02/07/2032(1)	1,156,583
24,690,000	5.50%, 07/07/2036(1)	24,009,762
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Agriculture - 0.9% - (continued)
$ 1,574,000	MHP Lux SA 6.25%, 09/19/2029(3)	$1,470,283
	Philip Morris International, Inc.
3,700,000	4.75%, 11/01/2031	3,672,559
6,700,000	4.88%, 04/30/2035	6,459,006
6,990,000	4.88%, 04/29/2036	6,694,429
11,220,000	5.13%, 02/15/2030	11,306,083
3,365,000	5.50%, 09/07/2030	3,439,655
5,200,000	6.38%, 05/16/2038	5,544,928
6,500,000	Reynolds American, Inc. 5.85%, 08/15/2045	6,158,724
		94,491,420
	Airlines - 0.2%
2,750,000	Alaska Airlines, Inc. 6.50%, 06/01/2031(1)	2,732,224
	American Airlines Pass-Through Trust
345,000	5.25%, 05/10/2040	334,484
15,230,000	5.70%, 08/20/2040	15,237,920
917,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	797,922
		19,102,550
	Apparel - 0.0%
2,845,931	Beach Acquisition Bidco LLC 10.00%, 07/15/2033(1)(4)	3,055,133
2,475,000	Wolverine World Wide, Inc. 4.00%, 08/15/2029(1)	2,332,991
		5,388,124
	Auto Manufacturers - 0.3%
415,000	American Honda Finance Corp. 5.20%, 04/08/2033	408,913
13,285,000	Daimler Truck Finance North America LLC 5.38%, 01/13/2032(1)	13,358,067
14,680,000	General Motors Co. 5.35%, 04/15/2028	14,806,826
665,000	Hyundai Capital America 5.00%, 04/07/2031(1)	657,962
1,250,000	Nissan Motor Co. Ltd. 7.75%, 07/17/2032(1)	1,291,221
415,000	Stellantis Financial Services U.S. Corp. 5.40%, 06/15/2029(1)	412,082
		30,935,071
	Auto Parts & Equipment - 0.1%
775,000	Adient Global Holdings Ltd. 7.50%, 02/15/2033(1)(5)	799,822
	American Axle & Manufacturing, Inc.
1,500,000	6.38%, 10/15/2032(1)	1,491,993
1,500,000	7.75%, 10/15/2033(1)	1,477,083
1,225,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 09/15/2032(1)	1,234,201
1,160,000	Forvia SE 6.75%, 09/15/2033(1)	1,154,264
	Goodyear Tire & Rubber Co.
750,000	5.00%, 07/15/2029	718,530
500,000	5.25%, 04/30/2031	449,006
1,795,000	8.88%, 07/15/2032	1,842,320
	LG Energy Solution Ltd.
634,000	5.25%, 04/02/2031(1)	627,035
634,000	5.88%, 04/02/2036(1)	624,769
	Qnity Electronics, Inc.
1,315,000	5.75%, 08/15/2032(1)	1,305,646
770,000	6.25%, 08/15/2033(1)	773,587

1

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Auto Parts & Equipment - 0.1% - (continued)
	ZF North America Capital, Inc.
$ 1,000,000	7.13%, 04/14/2030(1)	$1,006,468
500,000	7.50%, 03/24/2031(1)	503,487
		14,008,211
	Beverages - 0.7%
14,356,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 02/01/2046	12,553,727
8,950,000	Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049	8,440,142
4,365,000	Bacardi Ltd. 5.15%, 05/15/2038(1)	3,991,467
2,395,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(1)	2,405,638
9,580,000	Bacardi-Martini BV 5.55%, 02/01/2030(1)	9,685,304
	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
1,800,000	5.25%, 04/27/2029(3)	1,759,954
450,000	5.25%, 04/27/2029(1)	439,988
	Keurig Dr. Pepper, Inc.
3,187,000	2.25%, 03/15/2031	2,812,057
2,655,000	3.95%, 04/15/2029	2,592,935
4,345,000	4.05%, 04/15/2032	4,086,434
10,741,000	5.15%, 05/15/2035(5)	10,442,707
10,473,000	5.30%, 03/15/2034(5)	10,342,677
7,100,000	Molson Coors Beverage Co. 5.50%, 07/08/2036	6,975,262
		76,528,292
	Biotechnology - 0.4%
12,911,000	Amgen, Inc. 5.60%, 03/02/2043	12,375,377
688,000	Biocon Biologics Global PLC 6.67%, 10/09/2029(3)	689,109
2,250,000	BioMarin Pharmaceutical, Inc. 5.50%, 02/15/2034(1)	2,195,037
	Genmab AS/Genmab Finance LLC
2,260,000	6.25%, 12/15/2032(1)	2,280,686
515,000	7.25%, 12/15/2033(1)	531,018
12,080,000	Gilead Sciences, Inc. 4.80%, 04/01/2044	10,555,855
5,999,000	Illumina, Inc. 5.75%, 12/13/2027	6,080,341
12,835,000	Royalty Pharma PLC 2.20%, 09/02/2030	11,525,537
		46,232,960
	Chemicals - 0.2%
980,000	Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2 7.13%, 06/15/2033(1)	986,057
	Celanese U.S. Holdings LLC
750,000	6.75%, 04/15/2033	764,527
750,000	7.00%, 02/15/2031	768,970
1,000,000	7.38%, 02/15/2034	1,028,645
750,000	7.70%, 11/15/2033(6)	793,906
2,272,000	Dangote Fertiliser Ltd. 7.75%, 05/05/2031(3)	2,276,968
	GC Treasury Center Co. Ltd.
1,413,000	6.50%, 09/10/2030, (6.50% fixed rate until 09/10/2030; 5 yr. USD CMT + 2.82% thereafter)(1)(7)(8)	1,389,324
556,000	7.13%, 03/10/2035, (7.13% fixed rate until 03/10/2035; 5 yr. USD CMT + 3.16% thereafter)(1)(7)(8)	547,025
840,000	Nutrien Ltd. 4.85%, 05/29/2031	833,379
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Chemicals - 0.2% - (continued)
	OCP SA
$ 910,000	3.75%, 06/23/2031(3)	$828,426
2,335,000	6.74%, 04/22/2031, (6.74% fixed rate until 04/22/2031; 5 yr. USD CMT + 2.75% thereafter)(1)(7)(8)	2,292,655
1,176,000	7.37%, 04/22/2036, (7.37% fixed rate until 04/22/2036; 5 yr. USD CMT + 3.22% thereafter)(1)(7)(8)	1,153,944
1,608,000	7.50%, 05/02/2054(3)	1,650,736
	Olympus Water U.S. Holding Corp.
EUR 1,055,000	6.13%, 02/15/2033(1)	1,213,704
$ 1,500,000	6.25%, 10/01/2029(1)	1,481,075
3,265,000	7.25%, 02/15/2033(1)	3,198,293
720,000	SCIH Salt Holdings, Inc. 6.63%, 08/15/2031(1)	719,871
	Tronox, Inc.
1,750,000	4.63%, 03/15/2029(1)	1,075,215
1,458,000	9.13%, 09/30/2030(1)(5)	1,455,291
	UPL Corp. Ltd.
200,000	4.50%, 03/08/2028(3)	193,892
800,000	4.63%, 06/16/2030(3)	738,979
		25,390,882
	Commercial Banks - 9.0%
	Banca Transilvania SA
EUR 1,695,000	4.75%, 05/27/2032, (4.75% fixed rate until 05/27/2031; 1 yr. EURIBOR ICE Swap + 1.95% thereafter)(3)(8)	1,935,933
200,000	5.13%, 09/30/2030, (5.13% fixed rate until 09/30/2029; 1 yr. EURIBOR ICE Swap + 2.95% thereafter)(3)(8)	234,139
1,195,000	7.13%, 11/27/2030, (7.13% fixed rate until 11/27/2030; 5 yr. EURIBOR ICE Swap + 4.78% thereafter)(3)(7)(8)	1,406,927
$ 400,000	Banco Bilbao Vizcaya Argentaria SA 4.97%, 05/08/2031	395,789
1,122,000	Banco de Credito e Inversiones SA 3.50%, 10/12/2027(3)	1,104,434
	Banco Santander SA
9,400,000	4.55%, 11/06/2030	9,185,629
9,200,000	4.87%, 04/15/2031	9,059,472
500,000	Bank Hapoalim BM 4.72%, 07/14/2029(3)	491,122
870,000	Bank KB Indonesia Tbk. PT 5.66%, 10/30/2027(3)	869,771
	Bank of America Corp.
10,460,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD Term SOFR + 1.25% thereafter)(8)	9,608,979
10,000,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(8)	9,174,201
29,550,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(8)	26,505,274
10,000,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD Term SOFR + 1.77% thereafter)(8)	9,938,344

2

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Commercial Banks - 9.0% - (continued)
$ 5,480,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(8)	$5,488,286
11,185,000	Bank of Ireland Group PLC 5.00%, 11/12/2032, (5.00% fixed rate until 11/12/2031; 6 mo. USD SOFR + 1.16% thereafter)(1)(8)	11,035,729
	Bank of Montreal
3,795,000	4.88%, 06/02/2032, (4.88% fixed rate until 06/02/2031; 6 mo. USD SOFR + 0.96% thereafter)(8)	3,752,155
9,005,000	5.30%, 06/02/2037, (5.30% fixed rate until 06/02/2036; 6 mo. USD SOFR + 1.21% thereafter)(8)	8,806,266
	Bank of New York Mellon Corp.
12,460,000	4.03%, 01/22/2030, (4.03% fixed rate until 01/22/2029; 6 mo. USD SOFR + 0.63% thereafter)(8)	12,252,928
840,000	4.54%, 04/23/2032, (4.54% fixed rate until 04/23/2031; 6 mo. USD SOFR + 0.90% thereafter)(8)	823,109
13,515,000	4.94%, 02/11/2031, (4.94% fixed rate until 02/11/2030; 6 mo. USD SOFR + 0.89% thereafter)(8)	13,521,738
22,510,000	Banque Federative du Credit Mutuel SA 5.15%, 07/09/2032, (5.15% fixed rate until 07/09/2031; 6 mo. USD SOFR + 1.20% thereafter)(1)(8)	22,215,843
	Barclays PLC
600,000	4.91%, 06/26/2030, (4.91% fixed rate until 06/26/2029; 6 mo. USD SOFR + 0.91% thereafter)(8)	596,807
10,000,000	9.63%, 12/15/2029, (9.63% fixed rate until 12/15/2029; 5 yr. USD ICE Swap + 5.78% thereafter)(7)(8)	11,016,840
	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
690,000	8.13%, 01/08/2039, (8.13% fixed rate until 01/08/2034; 5 yr. USD CMT + 4.21% thereafter)(1)(8)	725,142
734,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(8)	785,837
6,960,000	BNP Paribas SA 7.20%, 04/17/2036, (7.20% fixed rate until 04/17/2036; 5 yr. USD CMT + 2.94% thereafter)(1)(7)(8)	6,909,827
	BPCE SA
9,423,000	3.12%, 10/19/2032, (3.12% fixed rate until 10/19/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(8)	8,316,476
12,410,000	5.18%, 06/02/2032, (5.18% fixed rate until 06/02/2031; 6 mo. USD SOFR + 1.22% thereafter)(1)(8)	12,265,979
9,643,000	5.42%, 01/13/2037, (5.42% fixed rate until 01/13/2036; 6 mo. USD SOFR + 1.57% thereafter)(1)(8)	9,221,145
4,555,000	5.77%, 06/02/2037, (5.77% fixed rate until 06/02/2036; 6 mo. USD SOFR + 1.63% thereafter)(1)(8)	4,468,516
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Commercial Banks - 9.0% - (continued)
$ 7,285,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(8)	$7,546,734
6,950,000	6.92%, 01/14/2046, (6.92% fixed rate until 01/14/2045; 6 mo. USD SOFR + 2.61% thereafter)(1)(8)	6,946,228
	CaixaBank SA
12,190,000	4.63%, 07/03/2029, (4.63% fixed rate until 07/03/2028; 6 mo. USD SOFR + 1.14% thereafter)(1)(8)	12,151,054
6,305,000	4.82%, 04/22/2032, (4.82% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.21% thereafter)(1)(8)	6,189,559
EUR 800,000	Ceska sporitelna AS 3.74%, 09/09/2032, (3.74% fixed rate until 09/09/2031; 3 mo. EURIBOR + 1.30% thereafter)(3)(8)	911,295
	Citigroup, Inc.
$ 15,000,000	4.64%, 05/07/2028, (4.64% fixed rate until 05/07/2027; 6 mo. USD SOFR + 1.14% thereafter)(8)	15,001,807
5,000,000	5.32%, 03/26/2041, (5.32% fixed rate until 03/26/2040; 6 mo. USD SOFR + 4.55% thereafter)(8)	4,800,777
7,000,000	6.75%, 02/15/2030, (6.75% fixed rate until 02/15/2030; 5 yr. USD CMT + 2.57% thereafter)(7)(8)	7,007,861
12,385,000	6.88%, 08/15/2030, 5 yr. USD CMT + 2.89%(7)(8)	12,504,627
	Credit Agricole SA
7,460,000	4.66%, 01/12/2032, (4.66% fixed rate until 01/12/2031; 6 mo. USD SOFR + 1.17% thereafter)(1)(8)	7,279,407
28,380,000	5.19%, 08/01/2032, (5.19% fixed rate until 08/01/2031; 6 mo. USD SOFR + 1.13% thereafter)(1)(8)	28,178,160
7,950,000	5.22%, 05/27/2031, (5.22% fixed rate until 05/27/2030; 6 mo. USD SOFR + 1.46% thereafter)(1)(8)	7,965,367
	Deutsche Bank AG
10,784,000	3.55%, 09/18/2031, (3.55% fixed rate until 09/18/2030; 6 mo. USD SOFR + 3.04% thereafter)(8)	10,087,632
835,000	5.06%, 04/14/2032, (5.06% fixed rate until 04/14/2031; 6 mo. USD SOFR + 1.41% thereafter)(8)	825,094
10,295,000	5.30%, 05/09/2031, (5.30% fixed rate until 05/09/2030; 6 mo. USD SOFR + 1.72% thereafter)(8)	10,301,035
3,205,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.18% thereafter)(8)	3,289,657
13,800,000	Goldman Sachs Bank USA 4.66%, 06/03/2029, (4.66% fixed rate until 06/03/2028; 6 mo. USD SOFR + 0.72% thereafter)(8)	13,763,255
	Goldman Sachs Group, Inc.
4,185,000	3.44%, 02/24/2043, (3.44% fixed rate until 02/24/2042; 6 mo. USD SOFR + 1.63% thereafter)(8)	3,058,748
6,085,000	4.52%, 01/21/2032, (4.52% fixed rate until 01/21/2031; 6 mo. USD SOFR + 0.96% thereafter)(8)	5,906,007

3

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Commercial Banks - 9.0% - (continued)
$ 7,500,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(8)	$7,516,939
13,385,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(8)	13,406,868
8,090,000	5.24%, 07/21/2032, (5.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.17% thereafter)(8)	8,074,090
5,515,000	5.54%, 01/21/2047, (5.54% fixed rate until 01/21/2046; 6 mo. USD SOFR + 1.32% thereafter)(8)	5,078,749
20,330,000	5.56%, 11/19/2045, (5.56% fixed rate until 11/19/2044; 6 mo. USD SOFR + 1.58% thereafter)(8)	18,862,574
14,470,000	5.66%, 07/21/2037, (5.66% fixed rate until 07/21/2036; 6 mo. USD SOFR + 1.45% thereafter)(8)	14,404,103
7,660,000	6.22%, 07/21/2057, (6.22% fixed rate until 07/21/2056; 6 mo. USD SOFR + 1.82% thereafter)(8)	7,586,695
13,440,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(8)	13,869,218
	Golomt Bank
1,465,000	7.95%, 05/14/2029(1)	1,469,527
1,235,000	11.00%, 05/20/2027(3)	1,272,478
	HSBC Holdings PLC
12,885,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(8)	12,887,542
19,575,000	5.13%, 11/06/2036, (5.13% fixed rate until 11/06/2035; 6 mo. USD SOFR + 1.43% thereafter)(8)	18,823,293
3,985,000	5.21%, 05/12/2034, (5.21% fixed rate until 05/12/2033; 6 mo. USD SOFR + 1.32% thereafter)(8)	3,914,801
22,960,000	5.28%, 03/10/2037, (5.28% fixed rate until 03/10/2036; 6 mo. USD SOFR + 1.55% thereafter)(8)	22,217,146
8,205,000	5.60%, 05/17/2028, (5.60% fixed rate until 05/17/2027; 6 mo. USD SOFR + 1.06% thereafter)(8)	8,261,294
4,245,000	5.73%, 05/17/2032, (5.73% fixed rate until 05/17/2031; 6 mo. USD SOFR + 1.52% thereafter)(8)	4,327,746
10,205,000	7.05%, 06/05/2030, (7.05% fixed rate until 06/05/2030; 5 yr. USD CMT + 2.99% thereafter)(7)(8)	10,408,682
14,165,000	8.00%, 03/07/2028, (8.00% fixed rate until 03/07/2028; 5 yr. USD CMT + 3.86% thereafter)(7)(8)	14,627,077
	Intesa Sanpaolo SpA
415,000	5.00%, 06/29/2030, (5.00% fixed rate until 06/29/2029; 1 yr. USD CMT + 0.80% thereafter)(1)(8)	413,147
6,500,000	5.20%, 06/29/2032, (5.20% fixed rate until 06/29/2031; 1 yr. USD CMT + 0.95% thereafter)(1)(8)	6,427,157
3,250,000	6.01%, 06/29/2037, (6.01% fixed rate until 06/29/2036; 1 yr. USD CMT + 1.50% thereafter)(1)(8)	3,189,369
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Commercial Banks - 9.0% - (continued)
	JP Morgan Chase & Co.
$ 19,740,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(8)	$18,092,791
2,810,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(8)	2,108,102
6,290,000	3.88%, 07/24/2038, (3.88% fixed rate until 07/24/2037; 3 mo. USD Term SOFR + 1.62% thereafter)(8)	5,417,828
7,650,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(8)	7,634,199
8,550,000	4.60%, 10/22/2030, (4.60% fixed rate until 10/22/2029; 6 mo. USD SOFR + 1.04% thereafter)(8)	8,463,850
13,885,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(8)	13,909,641
630,000	5.04%, 07/23/2032, (5.04% fixed rate until 07/23/2031; 6 mo. USD SOFR + 1.02% thereafter)(8)	627,250
6,090,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(8)	6,106,970
7,500,000	5.15%, 04/23/2037, (5.15% fixed rate until 04/23/2036; 6 mo. USD SOFR + 1.26% thereafter)(8)	7,272,475
6,980,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(8)	7,051,988
35,420,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(8)	33,738,932
19,210,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(8)	19,725,920
415,000	Manufacturers & Traders Trust Co. 4.55%, 04/18/2030, (4.55% fixed rate until 04/18/2029; 6 mo. USD SOFR + 0.94% thereafter)(8)	410,472
8,265,000	Mitsubishi UFJ Financial Group, Inc. 4.85%, 04/21/2032, (4.85% fixed rate until 04/21/2031; 1 yr. USD CMT + 0.92% thereafter)(8)	8,143,639
6,945,000	Mizuho Bank Ltd. 5.19%, 04/16/2036(1)	6,787,480
	Morgan Stanley
12,830,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(8)	11,061,294
5,000,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(8)	4,343,409
25,963,000	4.36%, 10/22/2031, (4.36% fixed rate until 10/22/2030; 6 mo. USD SOFR + 1.07% thereafter)(8)	25,151,970
11,285,000	4.49%, 01/16/2032, (4.49% fixed rate until 01/16/2031; 6 mo. USD SOFR + 0.95% thereafter)(8)	10,954,487

4

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Commercial Banks - 9.0% - (continued)
$ 9,485,000	4.89%, 10/22/2036, (4.89% fixed rate until 10/22/2035; 6 mo. USD SOFR + 1.31% thereafter)(8)	$8,991,987
835,000	5.17%, 07/14/2032, (5.17% fixed rate until 07/14/2031; 6 mo. USD SOFR + 1.16% thereafter)(8)	831,848
2,655,000	5.30%, 04/10/2037, (5.30% fixed rate until 04/10/2036; 6 mo. USD SOFR + 1.41% thereafter)(8)	2,576,598
7,805,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(8)	7,915,204
7,105,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(8)	7,332,017
5,190,000	Morgan Stanley Bank NA 4.79%, 05/10/2030, (4.79% fixed rate until 05/10/2029; 6 mo. USD SOFR + 0.97% thereafter)(8)	5,168,808
22,985,000	Morgan Stanley Private Bank NA 4.47%, 11/19/2031, (4.47% fixed rate until 11/19/2030; 6 mo. USD SOFR + 1.02% thereafter)(8)	22,371,419
	Nova Ljubljanska Banka DD
EUR 900,000	4.50%, 05/29/2030, (4.50% fixed rate until 05/29/2029; 1 yr. EURIBOR ICE Swap + 1.65% thereafter)(3)(5)(8)	1,063,998
1,600,000	6.50%, 11/26/2030, (6.50% fixed rate until 11/26/2030; 5 yr. EURIBOR ICE Swap + 4.08% thereafter)(3)(7)(8)	1,857,148
400,000	6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(3)(8)	489,737
685,000	OTP Bank Nyrt 3.63%, 02/03/2032, (3.63% fixed rate until 02/03/2031; 3 mo. EURIBOR + 1.15% thereafter)(3)(8)	777,895
2,000,000	OTP Banka DD 4.75%, 04/03/2028, (4.75% fixed rate until 04/03/2027; 3 mo. EURIBOR + 1.90% thereafter)(3)(8)	2,327,761
$ 1,170,000	Oversea-Chinese Banking Corp. Ltd. 4.55%, 09/08/2035, (4.55% fixed rate until 09/08/2030; 5 yr. USD CMT + 0.80% thereafter)(3)(8)	1,141,955
	PNC Financial Services Group, Inc.
13,215,000	5.22%, 01/29/2031, (5.22% fixed rate until 01/29/2030; 6 mo. USD SOFR + 1.07% thereafter)(8)	13,311,628
7,500,000	5.37%, 07/21/2036, (5.37% fixed rate until 07/21/2035; 6 mo. USD SOFR + 1.42% thereafter)(8)	7,412,615
1,000,000	QNB Finance Ltd. 2.75%, 02/12/2027(3)	989,781
755,000	Royal Bank of Canada 4.40%, 04/17/2030, (4.40% fixed rate until 04/17/2029; 6 mo. USD SOFR + 0.84% thereafter)(8)	745,162
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Commercial Banks - 9.0% - (continued)
$ 380,000	Santander Holdings USA, Inc. 5.04%, 06/05/2030, (5.04% fixed rate until 06/05/2029; 6 mo. USD SOFR + 1.10% thereafter)(8)	$378,114
	Societe Generale SA
7,300,000	5.37%, 05/27/2032, (5.37% fixed rate until 05/27/2031; 6 mo. USD SOFR + 1.28% thereafter)(1)(8)	7,260,785
4,820,000	5.44%, 10/03/2036, (5.44% fixed rate until 10/03/2035; 6 mo. USD SOFR + 1.73% thereafter)(1)(8)	4,641,487
7,845,000	5.51%, 05/22/2031, (5.51% fixed rate until 05/22/2030; 6 mo. USD SOFR + 1.65% thereafter)(1)(8)	7,892,698
	Standard Chartered PLC
740,000	4.53%, 06/05/2032, (4.53% fixed rate until 06/05/2031; 1 yr. USD CMT + 0.95% thereafter)(1)(8)	717,926
1,380,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 1 yr. USD CMT + 2.45% thereafter)(3)(8)	1,407,239
440,000	Sumitomo Mitsui Financial Group, Inc. 4.93%, 07/07/2032, (4.93% fixed rate until 07/07/2031; 6 mo. USD SOFR + 1.05% thereafter)(8)	434,699
	Truist Financial Corp.
12,240,000	4.60%, 01/27/2032, (4.60% fixed rate until 01/27/2031; 6 mo. USD SOFR + 0.97% thereafter)(8)	11,949,524
22,630,000	4.96%, 07/23/2030, (4.96% fixed rate until 07/23/2029; 6 mo. USD SOFR + 0.88% thereafter)(8)	22,595,857
	UBS Group AG
6,445,000	7.00%, 02/05/2035, (7.00% fixed rate until 02/05/2035; 5 yr. USD ICE Swap + 3.30% thereafter)(1)(7)(8)	6,410,015
7,010,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(7)(8)	8,014,470
	Wells Fargo & Co.
29,025,000	3.07%, 04/30/2041, (3.07% fixed rate until 04/30/2040; 6 mo. USD SOFR + 2.53% thereafter)(8)	21,422,916
13,345,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(8)	13,255,184
840,000	4.84%, 05/20/2032, (4.84% fixed rate until 05/20/2031; 6 mo. USD SOFR + 0.97% thereafter)(8)	828,563
3,000,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(8)	2,571,906
12,385,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(8)	12,436,331
10,465,000	5.20%, 01/23/2030, (5.20% fixed rate until 01/22/2029; 6 mo. USD SOFR + 1.50% thereafter)(8)	10,546,202
4,880,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(8)	5,031,755
		992,969,365

5

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Commercial Services - 0.8%
$ 1,085,000	Adani Ports & Special Economic Zone Ltd. 4.20%, 08/04/2027(3)	$1,074,879
2,870,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	2,979,783
480,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88%, 06/15/2030(1)	490,467
GBP 1,525,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.88%, 06/01/2028(3)	2,033,487
	Ashtead Capital, Inc.
$ 5,595,000	1.50%, 08/12/2026(1)	5,590,712
5,950,000	5.50%, 08/11/2032(1)	5,986,843
4,750,000	5.55%, 05/30/2033(1)	4,730,630
3,525,000	5.80%, 04/15/2034(1)	3,541,257
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
750,000	5.38%, 03/01/2029(1)	730,164
525,000	8.00%, 02/15/2031(1)	524,202
3,000,000	8.38%, 06/15/2032(1)(5)	2,985,677
1,705,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(1)	1,704,461
	Block, Inc.
1,175,000	5.63%, 08/15/2030(1)	1,168,989
760,000	6.00%, 08/15/2033(1)	753,683
1,000,000	6.50%, 05/15/2032	1,010,304
2,415,000	Carrix, Inc. 6.13%, 08/01/2033(1)	2,403,846
7,350,000	Cornell University 4.84%, 06/15/2034(5)	7,228,031
410,000	DP World Ltd. 6.85%, 07/02/2037(3)	423,683
	Element Fleet Management Corp.
505,000	4.64%, 11/24/2030(1)	494,677
125,000	4.80%, 05/29/2029(1)	124,233
16,170,000	ERAC USA Finance LLC 5.25%, 04/30/2036(1)	15,819,325
	Garda World Security Corp.
1,835,000	8.25%, 08/01/2032(1)	1,860,837
1,475,000	8.38%, 11/15/2032(1)	1,498,588
20,000,000	S&P Global, Inc. 4.25%, 01/15/2031(1)	19,429,131
	Service Corp. International
3,250,000	3.38%, 08/15/2030	2,999,857
140,000	5.75%, 10/15/2032	138,855
1,275,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(1)	1,276,805
1,360,000	Sunbelt Rentals Holdings, Inc. 4.95%, 08/12/2030(1)	1,349,013
	United Rentals North America, Inc.
390,000	3.75%, 01/15/2032	356,105
1,530,000	3.88%, 02/15/2031	1,430,168
		92,138,692
	Construction Materials - 0.1%
	Builders FirstSource, Inc.
10,000	4.25%, 02/01/2032(1)	9,100
4,470,000	5.00%, 03/01/2030(1)	4,331,964
1,085,000	Cemex SAB de CV 7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(1)(7)(8)	1,119,720
	CP Atlas Buyer, Inc.
1,950,000	9.75%, 07/15/2030(1)(5)	1,756,167
1,637,095	12.75%, 01/15/2031(1)(4)	1,117,317
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Construction Materials - 0.1% - (continued)
	Emerald Borrower LP/Emerald Co.-Issuer, Inc.
$ 2,250,000	6.63%, 12/15/2030(1)	$2,286,893
1,000,000	6.75%, 07/15/2031(1)	1,025,634
975,000	Quikrete Holdings, Inc. 6.38%, 03/01/2032(1)	986,899
822,000	Standard Building Solutions, Inc. 6.50%, 08/15/2032(1)	823,573
1,555,000	Standard Industries, Inc. 4.38%, 07/15/2030(1)	1,468,053
		14,925,320
	Distribution/Wholesale - 0.1%
385,000	Telecommunications Co. Telekom Srbija AD Belgrade 7.00%, 10/28/2029(1)	383,244
2,535,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	2,512,330
3,350,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	3,485,531
		6,381,105
	Diversified Financial Services - 2.3%
845,000	Aercap Funding DAC 4.88%, 07/07/2031	831,661
2,190,000	AGFC Capital Trust I 5.76%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(1)(8)	1,374,794
845,000	Aircastle Ltd./Aircastle Ireland DAC 5.00%, 05/15/2031(1)	830,641
21,465,000	American Express Co. 4.44%, 05/03/2030, (4.44% fixed rate until 05/03/2029; 6 mo. USD SOFR + 0.81% thereafter)(8)	21,252,184
40,000	Avolon Holdings Funding Ltd. 4.20%, 04/15/2029(1)	39,107
	Capital One Financial Corp.
8,490,000	4.72%, 01/30/2032, (4.72% fixed rate until 01/30/2031; 6 mo. USD SOFR + 1.15% thereafter)(8)	8,302,090
6,555,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(8)	7,128,387
	Citadel Finance LLC
13,260,000	5.15%, 02/14/2031(1)	12,882,740
3,136,000	5.90%, 02/10/2030(1)	3,146,608
15,200,000	Citadel LP 6.00%, 01/23/2030(1)	15,531,632
19,605,000	Citadel Securities Global Holdings LLC 5.13%, 01/27/2032(1)	19,182,407
	Credit Acceptance Corp.
905,000	6.63%, 03/15/2030(1)	904,027
1,176,000	9.25%, 12/15/2028(1)	1,217,411
	CrossCountry Intermediate HoldCo LLC
1,455,000	6.50%, 10/01/2030(1)	1,407,082
2,250,000	6.75%, 12/01/2032(1)	2,147,018
3,855,000	First Eagle Holdings, Inc. 7.25%, 08/15/2032(1)	3,900,007
	Freedom Mortgage Holdings LLC
1,000,000	6.88%, 05/01/2031(1)	963,987
890,000	7.88%, 04/01/2033(1)	858,337
1,540,000	8.38%, 04/01/2032(1)	1,546,775
250,000	9.13%, 05/15/2031(1)	256,284
1,740,000	9.25%, 02/01/2029(1)	1,788,219

6

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Diversified Financial Services - 2.3% - (continued)
	goeasy Ltd.
$ 1,000,000	6.88%, 02/15/2031(1)	$894,388
500,000	7.63%, 07/01/2029(1)	474,738
500,000	9.25%, 12/01/2028(1)	494,101
1,300,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(9)(10)	—
1,965,000	Hightower Holding LLC 9.13%, 01/31/2030(1)	2,036,282
515,000	IIFL Finance Ltd. 7.60%, 09/10/2029(1)	516,401
	Intercontinental Exchange, Inc.
11,995,000	2.65%, 09/15/2040	8,395,693
6,000,000	5.20%, 06/15/2062	5,100,904
	LSEG U.S. Fin Corp.
22,940,000	4.25%, 03/23/2029(1)	22,618,167
30,191,000	5.25%, 03/23/2036(1)	29,412,318
	Muangthai Capital PCL
535,000	7.55%, 07/21/2030(1)	537,834
250,000	7.55%, 07/21/2030(3)	251,201
	Muthoot Finance Ltd.
200,000	5.75%, 08/04/2030(3)	194,600
1,197,000	6.38%, 04/23/2029(1)	1,194,975
945,000	6.38%, 04/23/2029(3)	943,402
805,000	6.38%, 03/02/2030(1)	798,638
475,000	7.13%, 02/14/2028(1)	477,828
	Nasdaq, Inc.
6,270,000	2.50%, 12/21/2040	4,262,775
5,000,000	5.55%, 02/15/2034	5,054,676
25,513,000	5.95%, 08/15/2053	24,598,302
1,375,000	Nationstar Mortgage Holdings LLC 7.13%, 02/01/2032(1)	1,347,500
	OneMain Finance Corp.
834,000	5.38%, 11/15/2029	815,053
825,000	6.13%, 05/15/2030	820,045
	PennyMac Financial Services, Inc.
880,000	4.25%, 02/15/2029(1)	833,964
335,000	5.75%, 09/15/2031(1)	310,522
389,000	6.75%, 02/15/2034(1)	360,807
41,000	6.88%, 05/15/2032(1)	39,192
575,000	6.88%, 02/15/2033(1)	545,587
1,250,000	7.13%, 11/15/2030(1)	1,246,100
740,000	7.88%, 12/15/2029(1)	759,782
1,386,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	1,352,342
	Rocket Cos., Inc.
1,995,000	6.13%, 08/01/2030(1)	2,011,174
853,000	6.13%, 08/01/2031(1)	856,887
861,000	6.38%, 08/01/2033(1)	866,116
450,000	6.50%, 08/01/2029(1)	455,911
605,000	6.50%, 06/15/2034(1)	609,782
484,000	Shriram Finance Ltd. 6.63%, 04/22/2027(1)	488,566
	Stonebriar ABF Issuer LLC
500,000	7.00%, 08/15/2031(1)	500,377
3,815,000	8.13%, 12/15/2030(1)	3,972,079
	Synchrony Financial
8,058,000	2.88%, 10/28/2031	7,052,670
6,050,000	4.95%, 02/25/2032, (4.95% fixed rate until 02/25/2031; 6 mo. USD SOFR + 1.53% thereafter)(8)	5,859,856
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Diversified Financial Services - 2.3% - (continued)
$ 5,080,000	5.02%, 07/29/2029, (5.02% fixed rate until 07/29/2028; 6 mo. USD SOFR + 1.40% thereafter)(8)	$5,065,592
3,900,000	5.45%, 10/15/2030, (5.45% fixed rate until 10/15/2029; 6 mo. USD SOFR + 1.35% thereafter)(8)	3,905,175
		253,823,700
	Electric - 4.1%
605,000	Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(3)	566,636
520,000	ADM Elektrik Dagitim AS 9.50%, 02/05/2031(1)	496,556
2,845,000	AEP Texas, Inc. 5.20%, 04/15/2036	2,748,643
4,915,000	AEP Transmission Co. LLC 5.25%, 06/01/2036	4,834,396
250,000	AES Andes SA 6.25%, 03/14/2032(1)	257,099
1,238,575	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(3)	1,163,814
634,620	Alfa Desarrollo SpA 4.55%, 09/27/2051(3)	494,013
12,830,000	American Electric Power Co., Inc. 5.80%, 03/15/2056, (5.80% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.13% thereafter)(8)	12,600,848
6,218,000	Arizona Public Service Co. 5.90%, 08/15/2055	5,930,002
20,000	Berkshire Hathaway Energy Co. 3.70%, 07/15/2030	19,189
934,833	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(1)	972,156
EUR 3,140,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(3)	3,488,667
$ 2,950,000	CHPE LLC 4.88%, 06/30/2031(1)	2,907,070
	Clearway Energy Operating LLC
2,965,000	3.75%, 02/15/2031(1)	2,719,789
315,000	3.75%, 01/15/2032(1)	282,764
600,000	4.75%, 03/15/2028(1)	592,147
430,000	5.75%, 01/15/2034(1)	414,628
5,515,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	5,181,824
	Consolidated Edison Co. of New York, Inc.
3,700,000	4.45%, 03/15/2044	3,056,376
3,325,000	4.65%, 12/01/2048	2,711,422
10,000,000	5.50%, 12/01/2039	9,784,535
2,363,000	5.70%, 05/15/2054	2,210,410
670,000	Constellation Energy Generation LLC 4.80%, 01/15/2032	656,898
615,000	Dayton Power & Light Co. 4.55%, 08/15/2030	602,567
	Dominion Energy, Inc.
8,135,000	3.30%, 04/15/2041	6,002,776
8,138,000	5.38%, 11/15/2032	8,193,138
3,390,000	7.00%, 06/15/2038	3,720,699
	Duke Energy Carolinas LLC
3,305,000	3.88%, 03/15/2046	2,469,622
285,000	4.65%, 06/15/2031	281,801
9,740,000	5.15%, 06/15/2036	9,515,030
3,000,000	5.30%, 02/15/2040	2,896,153
	Duke Energy Corp.
7,240,000	3.30%, 06/15/2041	5,332,004
9,292,000	3.50%, 06/15/2051	6,004,120

7

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Electric - 4.1% - (continued)
$ 6,908,000	5.00%, 08/15/2052	$5,704,651
5,025,000	Duke Energy Florida LLC 4.85%, 12/01/2035	4,816,701
7,270,000	Duke Energy Ohio, Inc. 5.30%, 06/15/2035	7,189,567
	Duke Energy Progress LLC
2,730,000	4.38%, 03/30/2044	2,236,748
14,260,000	5.05%, 03/15/2035	13,936,835
	Duquesne Light Holdings, Inc.
4,005,000	2.53%, 10/01/2030(1)	3,578,795
7,265,000	2.78%, 01/07/2032(1)	6,362,003
EUR 1,055,000	Eastern European Electric Co. BV 6.50%, 05/15/2030(1)	1,256,826
	Edison International
$ 850,000	4.80%, 03/15/2031	821,931
630,000	5.00%, 05/05/2028	630,190
2,250,000	7.88%, 06/15/2054, (7.88% fixed rate until 03/15/2029; 5 yr. USD CMT + 3.66% thereafter)(8)	2,321,910
500,000	8.13%, 06/15/2053, (8.13% fixed rate until 03/15/2028; 5 yr. USD CMT + 3.86% thereafter)(8)	511,546
	Energo-Pro AS
EUR 1,340,000	6.45%, 04/15/2031(3)	1,544,028
110,000	8.00%, 05/27/2030(1)	133,069
$ 990,000	Energuate Trust 2 0 6.35%, 09/15/2035(1)	974,943
	Eversource Energy
6,720,000	4.45%, 12/15/2030	6,552,289
5,971,000	5.50%, 01/01/2034	5,976,177
2,790,000	FirstEnergy Transmission LLC 5.45%, 07/15/2044(1)	2,553,970
	GDZ Elektrik Dagitim AS
1,817,000	9.00%, 10/15/2029(1)	1,741,274
470,000	9.00%, 10/15/2029(3)	450,220
4,040,000	Georgia Power Co. 4.30%, 03/15/2043	3,330,650
2,250,000	Hawaiian Electric Co., Inc. 6.00%, 10/01/2033(1)	2,207,253
10,075,000	Hydro One, Inc. 4.75%, 05/30/2031	9,959,952
	Kallpa Generacion SA
1,885,000	5.88%, 01/30/2032(1)	1,913,746
430,000	5.88%, 01/30/2032(3)	436,557
200,000	Monongahela Power Co. 4.45%, 08/15/2029(1)	198,061
14,500,000	NextEra Energy Capital Holdings, Inc. 6.63%, 10/01/2066, (6.63% fixed rate until 07/04/2046; 5 yr. USD CMT + 1.69% thereafter)(8)	14,122,662
4,445,000	NRG Energy, Inc. 4.96%, 04/30/2031(1)	4,345,759
200,000	NSTAR Electric Co. 4.65%, 05/15/2031	197,573
9,970,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	10,062,045
7,137,000	OmGrid Funding Ltd. 5.20%, 05/16/2027(3)	7,124,427
	Pacific Gas & Electric Co.
6,060,000	2.50%, 02/01/2031	5,406,354
6,860,000	3.95%, 12/01/2047	4,831,276
7,270,000	4.50%, 07/01/2040	6,107,557
7,656,000	4.75%, 02/15/2044	6,264,216
25,815,000	4.95%, 07/01/2050	20,826,733
1,255,000	5.05%, 11/15/2031	1,241,842
5,990,000	5.05%, 10/15/2032	5,893,383
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Electric - 4.1% - (continued)
$ 1,165,000	5.20%, 05/01/2036	$1,108,529
5,508,000	5.25%, 03/01/2052	4,578,294
2,320,000	5.80%, 05/15/2034	2,337,740
1,495,000	6.30%, 08/15/2056	1,433,009
7,100,000	6.40%, 06/15/2033	7,425,509
	PacifiCorp
606,000	4.13%, 01/15/2049	439,027
205,000	4.25%, 03/15/2029	201,695
3,122,000	5.35%, 12/01/2053	2,667,056
4,845,000	7.13%, 08/15/2056, (7.13% fixed rate until 05/17/2031; 5 yr. USD CMT + 3.29% thereafter)(8)	4,770,103
10,530,000	PG&E Corp. 6.85%, 09/15/2056, (6.85% fixed rate until 06/15/2031; 5 yr. USD CMT + 3.23% thereafter)(8)	10,420,138
	Pinnacle West Capital Corp.
410,000	4.65%, 06/01/2029	408,188
7,388,000	5.15%, 05/15/2030	7,417,798
11,370,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	11,083,276
7,468,000	Puget Energy, Inc. 4.22%, 03/15/2032	7,087,413
1,210,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(3)	1,173,547
	Southern California Edison Co.
4,500,000	3.60%, 02/01/2045	3,097,979
4,845,000	3.90%, 03/15/2043	3,615,826
8,014,000	4.00%, 04/01/2047	5,722,185
3,000,000	4.50%, 09/01/2040	2,503,760
3,650,000	4.80%, 03/15/2033	3,527,630
5,070,000	4.95%, 09/15/2031	5,010,242
1,990,000	5.45%, 06/01/2052	1,714,170
9,603,000	5.88%, 12/01/2053	8,758,337
6,009,000	5.90%, 03/01/2055	5,499,031
2,080,000	6.20%, 09/15/2055	1,977,724
10,785,000	Southern Co. 4.85%, 03/15/2035	10,312,396
7,400,000	Southwestern Electric Power Co. 5.20%, 04/01/2036	7,150,179
	Termocandelaria Power SA
1,005,000	7.75%, 09/17/2031(1)	1,027,019
265,000	7.75%, 09/17/2031(3)	270,806
	Virginia Electric & Power Co.
16,349,000	2.95%, 11/15/2051	9,647,114
21,855,000	4.95%, 03/15/2036	20,791,156
1,250,000	5.60%, 09/15/2055	1,147,800
6,100,000	6.00%, 05/15/2037	6,266,610
1,512,000	VoltaGrid LLC 7.38%, 11/01/2030(1)	1,519,515
8,050,000	Xcel Energy, Inc. 5.60%, 04/15/2035	8,051,200
		453,033,512
	Electronics - 0.0%
840,000	Fortive Corp. 4.75%, 05/15/2031	825,322
225,000	Honeywell International, Inc. 1.75%, 09/01/2031	193,414
335,000	Hubbell, Inc. 4.65%, 06/15/2031	330,296
3,015,000	Ingram Micro, Inc. 4.75%, 05/15/2029(1)	2,933,778
		4,282,810
	Energy-Alternate Sources - 0.0%
	FS Luxembourg SARL
820,000	8.13%, 02/11/2036(1)(5)	747,143
200,000	8.63%, 06/25/2033(3)	190,400
		937,543

8

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Engineering & Construction - 0.0%
$ 540,000	Aeropuerto Internacional de Tocumen SA 5.13%, 08/11/2061(1)	$444,172
895,000	Delhi International Airport Ltd. 6.13%, 10/31/2026(3)	895,388
920,000	GMR Hyderabad International Airport Ltd. 4.25%, 10/27/2027(3)	905,086
	IHS Holding Ltd.
1,805,000	6.25%, 11/29/2028(3)	1,793,297
403,000	6.25%, 11/29/2028(1)	400,553
600,000	Mexico City Airport Trust 5.50%, 07/31/2047(1)	504,528
		4,943,024
	Entertainment - 0.2%
	Caesars Entertainment, Inc.
1,100,000	4.63%, 10/15/2029(1)	1,045,260
1,135,000	6.00%, 10/15/2032(1)(5)	995,469
338,000	6.50%, 02/15/2032(1)	322,982
2,742,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	2,768,263
2,750,000	Jacobs Entertainment, Inc. 6.75%, 02/15/2029(1)	2,698,437
1,015,000	Motion Finco SARL 8.38%, 02/15/2032(1)	795,611
	Penn Entertainment, Inc.
2,250,000	4.13%, 07/01/2029(1)	2,144,583
1,000,000	6.75%, 04/01/2031(1)	1,003,614
1,750,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp. 5.25%, 07/15/2029	1,675,894
1,500,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC 8.63%, 01/15/2032(1)(5)	1,517,120
2,753,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	2,736,988
3,200,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 02/15/2031(1)	3,353,126
		21,057,347
	Environmental Control - 0.2%
1,855,000	Clean Harbors, Inc. 5.75%, 10/15/2033(1)	1,844,207
4,250,000	Republic Services, Inc. 5.15%, 03/15/2035	4,234,141
6,420,000	Veralto Corp. 4.85%, 01/15/2032	6,344,404
14,575,000	Waste Management, Inc. 4.95%, 03/15/2035	14,279,216
		26,701,968
	Food - 1.5%
1,190,000	B&G Foods, Inc. 8.00%, 09/15/2028(1)(5)	1,163,371
	Bellis Acquisition Co. PLC
EUR 2,575,000	8.00%, 07/01/2031(1)(5)	2,875,712
GBP 100,000	8.13%, 05/14/2030(3)	126,286
	Bimbo Bakeries USA, Inc.
$ 560,000	6.05%, 01/15/2029(3)	572,332
200,000	6.05%, 01/15/2029(1)	204,404
12,225,000	Campbell's Co. 5.40%, 03/21/2034	11,816,386
1,085,000	Cencosud SA 5.75%, 04/15/2036(1)	1,070,494
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Food - 1.5% - (continued)
	Conagra Brands, Inc.
$ 12,685,000	5.30%, 11/01/2038	$11,712,053
3,035,000	5.40%, 08/01/2031	3,032,413
2,750,000	Froneri Lux FinCo SARL 6.00%, 08/01/2032(1)	2,687,906
4,341,000	Industrial F&B Investments III, Inc. 7.75%, 02/11/2033(1)	4,407,439
	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
11,980,000	5.50%, 01/15/2036	11,687,616
9,790,000	5.63%, 03/10/2037(1)	9,551,809
18,550,000	5.95%, 04/20/2035	18,741,399
12,585,000	6.25%, 03/01/2056	11,777,316
	Kraft Heinz Foods Co.
1,785,000	4.88%, 10/01/2049	1,443,677
9,365,000	5.20%, 03/15/2032	9,378,203
4,430,000	5.20%, 07/15/2045	3,810,108
	Mars, Inc.
410,000	4.80%, 03/01/2030(1)	408,604
18,295,000	5.20%, 03/01/2035(1)	18,042,994
20,215,000	5.65%, 05/01/2045(1)	19,313,307
	Performance Food Group, Inc.
750,000	4.25%, 08/01/2029(1)	725,086
750,000	5.63%, 03/01/2034(1)	727,498
1,280,000	6.13%, 09/15/2032(1)	1,283,616
425,000	Sysco Corp. 4.40%, 07/25/2031	410,499
	Tyson Foods, Inc.
8,745,000	4.95%, 02/20/2036	8,339,764
8,480,000	5.70%, 03/15/2034	8,611,541
		163,921,833
	Forest Products & Paper - 0.0%
410,000	Georgia-Pacific LLC 4.40%, 05/15/2029(1)	406,123
	Gas - 0.4%
	Brooklyn Union Gas Co.
11,000,000	3.87%, 03/04/2029(1)	10,718,137
6,755,000	4.87%, 08/05/2032(1)	6,561,114
	NiSource, Inc.
13,000,000	1.70%, 02/15/2031	11,257,530
3,090,000	4.75%, 05/18/2031	3,054,335
4,020,000	5.30%, 05/18/2036	3,933,382
11,410,000	5.85%, 04/01/2055	10,711,382
		46,235,880
	Healthcare - Products - 0.8%
20,665,000	Alcon Finance Corp. 2.60%, 05/27/2030(1)	19,005,759
	Avantor Funding, Inc.
1,500,000	3.88%, 11/01/2029(1)	1,430,965
2,365,000	4.63%, 07/15/2028(1)	2,332,514
	Baxter International, Inc.
2,285,000	2.54%, 02/01/2032	1,954,812
5,485,000	3.13%, 12/01/2051	3,145,826
9,465,000	4.90%, 12/15/2030	9,287,407
17,000,000	GE HealthCare Technologies, Inc. 5.86%, 03/15/2030	17,472,110
590,000	Medline Borrower LP/Medline Co-Issuer, Inc. 5.00%, 06/15/2031(1)	581,801
	Solventum Corp.
6,230,000	5.40%, 03/01/2029	6,307,725
8,900,000	5.60%, 03/23/2034	8,954,296

9

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Healthcare - Products - 0.8% - (continued)
	Thermo Fisher Scientific, Inc.
$ 30,000	4.22%, 02/12/2031	$29,195
10,130,000	4.47%, 10/07/2032	9,836,811
7,580,000	4.55%, 06/15/2033	7,337,203
		87,676,424
	Healthcare - Services - 0.9%
	Acadia Healthcare Co., Inc.
1,500,000	5.00%, 04/15/2029(1)	1,468,409
1,250,000	7.38%, 03/15/2033(1)(5)	1,289,059
11,280,000	Centene Corp. 2.45%, 07/15/2028	10,706,676
	CHS/Community Health Systems, Inc.
1,105,000	4.75%, 02/15/2031(1)	985,654
425,000	5.25%, 05/15/2030(1)	392,450
1,050,000	6.88%, 04/15/2029(1)	1,012,652
1,030,000	9.75%, 01/15/2034(1)	1,043,454
1,687,000	10.88%, 01/15/2032(1)	1,779,441
	HCA, Inc.
4,690,000	4.60%, 11/15/2032	4,509,605
420,000	4.70%, 05/15/2031	412,027
13,855,000	Humana, Inc. 5.55%, 05/01/2035	13,620,902
12,915,000	Laboratory Corp. of America Holdings 4.55%, 04/01/2032	12,574,955
14,305,000	Quest Diagnostics, Inc. 4.63%, 12/15/2029	14,219,970
2,005,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	2,105,481
	Tenet Healthcare Corp.
2,500,000	5.50%, 11/15/2032(1)	2,461,470
1,509,000	6.00%, 11/15/2033(1)(5)	1,513,827
1,430,000	6.13%, 06/15/2030	1,437,240
	UnitedHealth Group, Inc.
5,000,000	4.25%, 06/15/2048	3,884,563
5,615,000	5.38%, 04/15/2054	5,029,319
13,965,000	5.50%, 07/15/2044	13,177,334
4,575,000	5.95%, 02/15/2041	4,635,241
		98,259,729
	Home Builders - 0.1%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
840,000	4.63%, 08/01/2029(1)	806,586
691,000	4.63%, 04/01/2030(1)	656,074
	Century Communities, Inc.
1,950,000	3.88%, 08/15/2029(1)	1,849,220
740,000	6.63%, 09/15/2033(1)	742,429
864,000	KB Home 4.80%, 11/15/2029	837,604
2,040,000	M/I Homes, Inc. 3.95%, 02/15/2030	1,922,103
2,700,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	2,800,775
		9,614,791
	Household Products - 0.0%
4,585,000	Kenvue, Inc. 5.05%, 03/22/2053	3,973,281
	Housewares - 0.0%
	Newell Brands, Inc.
500,000	6.38%, 05/15/2030(5)	505,490
1,603,000	6.63%, 05/15/2032(5)	1,621,792
500,000	8.50%, 06/01/2028(1)	521,868
		2,649,150
	Insurance - 1.0%
	Acrisure LLC/Acrisure Finance, Inc.
807,000	6.75%, 07/01/2032(1)	741,469
3,325,000	7.50%, 11/06/2030(1)	3,215,801
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Insurance - 1.0% - (continued)
$ 2,123,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)	$2,134,910
335,000	American National Global Funding 5.00%, 06/22/2029(1)	332,674
	American National Group, Inc.
820,000	6.14%, 06/13/2032(1)	836,740
12,629,000	7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(8)	12,149,532
	Asurion LLC/Asurion Co-Issuer, Inc.
3,052,000	8.00%, 12/31/2032(1)	3,087,483
1,945,000	8.38%, 02/01/2034(1)	1,772,104
	Athene Global Funding
1,150,000	2.65%, 10/04/2031(1)	998,512
415,000	5.13%, 06/01/2029(1)	414,472
10,830,000	CNO Global Funding 4.70%, 12/11/2030(1)	10,564,595
7,660,000	Equitable Financial Life Global Funding 5.00%, 03/27/2030(1)	7,625,500
8,243,000	Fortitude Global Funding 5.50%, 06/12/2031(1)	8,205,819
860,000	GA Global Funding Trust 2.90%, 01/06/2032(1)	749,133
15,090,000	Guardian Life Global Funding 4.67%, 09/05/2032(1)	14,731,181
	HUB International Ltd.
900,000	7.25%, 06/15/2030(1)	926,702
2,015,000	7.38%, 01/31/2032(1)	2,060,841
12,865,000	Northwestern Mutual Global Funding 5.16%, 05/28/2031(1)	12,988,451
19,305,000	Protective Life Global Funding 4.83%, 04/14/2031(1)	19,078,997
6,480,000	RGA Global Funding 5.00%, 08/25/2032(1)	6,340,083
220,000	Sammons Financial Group, Inc. 5.95%, 06/15/2036(1)	215,930
885,000	Tongyang Life Insurance Co. Ltd. 6.25%, 05/07/2035, (6.25% fixed rate until 05/07/2030; 5 yr. USD CMT + 2.40% thereafter)(3)(8)	905,010
675,000	Well Link Life Insurance Co. Ltd. 7.88%, 06/23/2036, (7.88% fixed rate until 06/23/2031; 5 yr. USD CMT + 3.83% thereafter)(3)(8)	636,264
		110,712,203
	Internet - 1.1%
	Amazon.com, Inc.
840,000	5.10%, 07/09/2033	832,195
47,580,000	5.30%, 07/09/2036	46,749,476
6,870,000	5.65%, 03/13/2046	6,425,709
6,409,000	5.95%, 03/13/2066	5,893,588
180,000	6.05%, 03/13/2076	166,402
5,510,000	6.25%, 07/09/2066	5,281,561
865,000	Beignet Investor LLC 6.58%, 05/30/2049(1)	838,586
	Meta Platforms, Inc.
5,000,000	4.45%, 08/15/2052	3,561,577
1,160,000	5.50%, 11/15/2045	1,003,432
9,645,000	5.60%, 05/15/2053	8,067,241
7,490,000	6.20%, 05/15/2046	7,027,710
17,512,000	6.45%, 05/15/2066	16,041,991

10

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Internet - 1.1% - (continued)
	Rakuten Group, Inc.
$ 215,000	6.25%, 04/22/2031, (6.25% fixed rate until 04/22/2031; 5 yr. USD CMT + 4.96% thereafter)(3)(7)(8)	$203,567
1,600,000	8.13%, 12/15/2029, (8.13% fixed rate until 12/15/2029; 5 yr. USD CMT + 4.25% thereafter)(1)(7)(8)	1,635,292
2,325,000	9.75%, 04/15/2029(1)	2,524,416
9,195,000	Sopaipilla Investor LLC 7.53%, 11/30/2048(1)	9,530,468
	Wayfair LLC
551,000	6.75%, 11/15/2032(1)	560,924
1,706,000	7.13%, 05/31/2034(1)	1,752,558
500,000	7.25%, 10/31/2029(1)	514,893
543,000	7.75%, 09/15/2030(1)	569,008
		119,180,594
	Investment Company Security - 0.8%
12,665,000	Blackstone Private Credit Fund 5.95%, 05/15/2031(5)	12,401,471
	Gaci First Investment Co.
1,300,000	5.25%, 05/14/2033(3)	1,277,613
1,335,000	6.25%, 05/14/2056(3)	1,258,626
	HA Sustainable Infrastructure Capital, Inc.
16,540,000	5.95%, 07/15/2033(1)	16,347,783
14,641,000	6.00%, 03/15/2036	14,147,536
820,000	6.15%, 01/15/2031	833,287
3,390,000	6.75%, 07/15/2035	3,463,649
10,910,000	7.13%, 11/15/2056, (7.13% fixed rate until 08/17/2031; 5 yr. USD CMT + 3.48% thereafter)(8)	10,993,440
15,321,000	HPS Corporate Lending Fund 5.95%, 04/14/2032	14,807,181
	Ittihad International II Ltd.
220,000	7.38%, 11/13/2030(1)	220,028
200,000	7.38%, 11/13/2030(3)	199,996
2,415,000	MDGH GMTN RSC Ltd. 3.38%, 03/28/2032(3)	2,181,422
4,850,000	Sixth Street Specialty Lending, Inc. 5.65%, 08/15/2031	4,735,779
895,000	SMIC SG Holdings Pte. Ltd. 5.38%, 07/24/2029(3)	899,603
		83,767,414
	Iron/Steel - 0.1%
1,545,000	Carpenter Technology Corp. 5.63%, 03/01/2034(1)	1,523,172
	Commercial Metals Co.
250,000	4.13%, 01/15/2030	238,807
1,025,000	5.75%, 11/15/2033(1)	1,006,727
1,420,000	6.00%, 12/15/2035(1)	1,395,435
	Fortescue Treasury Pty. Ltd.
174,000	4.38%, 04/01/2031(1)	163,989
1,050,000	4.50%, 09/15/2027(1)	1,041,039
6,598,000	5.88%, 04/15/2030(1)	6,614,151
	JSW Steel Ltd.
915,000	3.95%, 04/05/2027(3)	906,388
500,000	5.05%, 04/05/2032(3)	484,639
525,000	U.S. Steel Corp. 5.20%, 08/01/2031(1)	519,093
		13,893,440
	IT Services - 0.5%
2,250,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(1)(11)	2,311,634
6,924,000	Apple, Inc. 3.85%, 05/04/2043	5,501,036
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	IT Services - 0.5% - (continued)
	Dell International LLC/EMC Corp.
$ 8,000,000	4.50%, 02/15/2031	$7,797,360
2,415,000	4.75%, 10/06/2032	2,346,158
5,935,000	5.00%, 02/15/2034	5,761,503
18,060,000	5.25%, 02/15/2037	17,309,065
2,675,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	2,721,764
2,750,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	2,765,381
	International Business Machines Corp.
2,695,000	4.15%, 05/15/2039	2,241,253
10,000,000	5.00%, 02/10/2032	9,924,979
1,250,000	McAfee Corp. 7.38%, 02/15/2030(1)(5)	1,059,844
		59,739,977
	Leisure Time - 0.1%
	NCL Corp. Ltd.
2,193,000	5.88%, 01/15/2031(1)	2,095,897
1,500,000	6.25%, 09/15/2033(1)(5)	1,425,825
1,935,000	6.75%, 02/01/2032(1)	1,896,616
	Viking Cruises Ltd.
575,000	5.88%, 10/15/2033(1)	569,357
1,060,000	9.13%, 07/15/2031(1)	1,109,853
		7,097,548
	Lodging - 0.1%
	Fortune Star BVI Ltd.
EUR 885,000	3.95%, 10/02/2026(3)	1,015,853
$ 1,445,000	5.05%, 01/27/2027(3)	1,431,011
	Gohl Capital Holdings Ltd.
1,255,000	7.63%, 10/29/2031, (7.63% fixed rate until 10/29/2031; 5 yr. USD CMT + 3.71% thereafter)(3)(7)(8)	1,199,904
1,590,000	8.30%, 04/29/2036, (8.30% fixed rate until 04/29/2036; 5 yr. USD CMT + 4.26% thereafter)(3)(7)(8)	1,492,954
420,000	Las Vegas Sands Corp. 5.30%, 05/15/2031	414,454
1,185,000	MGM China Holdings Ltd. 6.25%, 05/15/2033(1)	1,139,930
985,000	Station Casinos LLC 6.63%, 03/15/2032(1)	995,313
460,000	Studio City Co. Ltd. 6.13%, 05/15/2031(1)(5)	453,929
	Studio City Finance Ltd.
2,259,000	5.00%, 01/15/2029(3)	2,149,373
435,000	5.00%, 01/15/2029(1)	413,890
		10,706,611
	Machinery-Diversified - 0.5%
2,750,000	CompoSecure Holdings LLC 5.63%, 02/01/2033(1)	2,643,322
10,910,000	Deere & Co. 5.45%, 01/16/2035	11,095,384
18,530,000	Ingersoll Rand, Inc. 5.70%, 08/14/2033	18,952,058
7,475,000	Otis Worldwide Corp. 5.13%, 11/19/2031	7,510,710
304,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(1)	303,962
7,550,000	Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	7,527,126
3,225,000	Xylem, Inc. 5.20%, 06/01/2033	3,229,189
		51,261,751

11

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Media - 1.3%
	CCO Holdings LLC/CCO Holdings Capital Corp.
$ 6,380,000	4.25%, 02/01/2031(1)	$5,647,125
860,000	4.25%, 01/15/2034(1)(5)	702,180
2,670,000	4.50%, 08/15/2030(1)	2,436,114
1,250,000	4.50%, 05/01/2032	1,077,983
7,500,000	4.75%, 02/01/2032(1)(5)	6,553,447
1,325,000	5.00%, 02/01/2028(1)	1,308,093
500,000	6.38%, 09/01/2029(1)	496,838
425,000	7.00%, 02/01/2033(1)(5)	407,290
875,000	7.38%, 03/01/2031(1)(5)	871,573
	Charter Communications Operating LLC/Charter Communications Operating Capital
10,000,000	3.50%, 03/01/2042(5)	6,627,838
6,050,000	3.85%, 04/01/2061	3,303,390
392,000	4.40%, 12/01/2061	234,655
2,775,000	6.48%, 10/23/2045	2,406,175
	Comcast Corp.
10,000,000	2.94%, 11/01/2056	5,051,346
4,900,000	2.99%, 11/01/2063	2,372,527
6,605,000	3.25%, 11/01/2039	4,801,592
315,000	3.40%, 07/15/2046	200,153
7,000,000	3.75%, 04/01/2040	5,371,675
11,326,000	4.80%, 05/15/2033	10,897,552
14,015,000	4.95%, 05/15/2032	13,822,938
6,320,000	5.30%, 06/01/2034	6,208,545
3,770,000	Cox Communications, Inc. 4.80%, 02/01/2035(1)	3,281,770
	CSC Holdings LLC
2,525,000	5.75%, 01/15/2030(1)	542,875
3,270,000	11.75%, 01/31/2029(1)	1,871,769
1,425,000	Directv Financing LLC 8.88%, 02/01/2030(1)	1,446,390
	Directv Financing LLC/Directv Financing Co-Obligor, Inc.
38,000	5.88%, 08/15/2027(1)	37,910
640,000	9.25%, 06/01/2032(1)	654,902
2,506,000	10.00%, 02/15/2031(1)	2,618,607
	Discovery Global Holdings, Inc.
1,042,000	4.28%, 03/15/2032	925,890
3,175,000	5.05%, 03/15/2042	2,206,625
315,000	5.14%, 03/15/2052	200,205
2,137,000	EW Scripps Co. 9.88%, 08/15/2030(1)	1,881,016
	Grupo Televisa SAB
2,545,000	5.00%, 05/13/2045	1,738,481
1,355,000	5.25%, 05/24/2049	920,197
310,000	6.13%, 01/31/2046	240,495
	Paramount Global
2,305,000	4.20%, 05/19/2032	1,959,964
5,879,000	4.38%, 03/15/2043	3,594,407
2,455,000	4.95%, 01/15/2031	2,249,767
5,000,000	5.85%, 09/01/2043	3,544,464
1,750,000	6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(8)	1,447,555
500,000	6.88%, 04/30/2036(5)	457,018
	Space Exploration Technologies Corp.
5,365,000	5.65%, 07/15/2033(1)	5,139,815
820,000	6.60%, 07/15/2046(1)	731,324
680,000	6.65%, 07/15/2056(1)(5)	601,768
3,790,000	Sunrise FinCo I BV 4.88%, 07/15/2031(1)	3,553,282
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Media - 1.3% - (continued)
	Time Warner Cable LLC
$ 270,000	5.50%, 09/01/2041	$222,573
8,905,000	5.88%, 11/15/2040	7,610,454
2,825,000	6.75%, 06/15/2039	2,662,170
	Univision Communications, Inc.
2,450,000	8.50%, 07/31/2031(1)	2,444,577
388,000	8.88%, 04/15/2033(1)	375,671
	Virgin Media Secured Finance PLC
GBP 1,000,000	4.25%, 01/15/2030(3)	1,150,128
$ 1,785,000	4.50%, 08/15/2030(1)	1,467,033
1,255,000	VZ Secured Financing BV 5.00%, 01/15/2032(1)	1,029,104
1,280,000	Ziggo BV 4.88%, 01/15/2030(1)	1,152,692
		140,759,927
	Mining - 1.4%
	Anglo American Capital PLC
6,850,000	2.63%, 09/10/2030(1)	6,240,709
20,570,000	3.88%, 03/16/2029(1)	20,100,446
8,630,000	5.63%, 04/01/2030(1)	8,780,471
19,425,000	5.75%, 04/05/2034(1)	19,688,734
11,335,000	BHP Billiton Finance USA Ltd. 5.13%, 02/21/2032	11,380,369
680,000	Constellium SE 3.75%, 04/15/2029(1)	649,906
440,000	Corp. Nacional del Cobre de Chile 5.53%, 01/30/2037(1)	422,048
	Glencore Funding LLC
415,000	4.90%, 07/01/2031(1)	410,381
13,275,000	4.91%, 04/01/2028(1)	13,304,282
11,720,000	5.40%, 05/08/2028(1)	11,829,399
5,025,000	5.67%, 04/01/2035(1)	5,046,644
16,575,000	6.13%, 10/06/2028(1)	16,998,439
11,910,000	6.38%, 10/06/2030(1)	12,445,015
	Ivanhoe Mines Ltd.
1,055,000	7.88%, 01/23/2030(1)	1,061,015
980,000	7.88%, 01/23/2030(3)	985,587
3,027,000	Kaiser Aluminum Corp. 5.88%, 03/01/2034(1)	2,954,177
195,000	Rio Tinto Finance USA PLC 4.88%, 03/14/2030	195,277
14,520,000	Southern Copper Corp. 5.35%, 06/24/2036	14,090,498
	Vedanta Resources Finance II PLC
685,000	7.38%, 07/13/2034(1)	680,861
685,000	7.75%, 07/13/2037(1)	687,205
200,000	9.48%, 07/24/2030(1)	200,621
344,000	11.25%, 12/03/2031(1)	344,797
	WE Soda Investments Holding PLC
200,000	9.38%, 02/14/2031(1)	194,565
1,690,000	9.50%, 10/06/2028(1)	1,700,447
		150,391,893
	Miscellaneous Manufacturing - 0.0%
1,865,000	Avient Corp. 7.13%, 08/01/2030(1)	1,892,641
290,000	Eaton Corp. 4.20%, 03/06/2031	281,253
210,000	Entegris, Inc. 4.75%, 04/15/2029(1)	206,496
		2,380,390
	Office/Business Equipment - 0.1%
12,485,000	CDW LLC/CDW Finance Corp. 3.28%, 12/01/2028	11,984,665
	Oil & Gas - 1.4%
490,000	Adnoc Murban Rsc Ltd. 5.13%, 09/11/2054(3)	416,252

12

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Oil & Gas - 1.4% - (continued)
	Aker BP ASA
$ 4,055,000	5.13%, 10/01/2034(1)	$3,905,057
4,051,000	5.25%, 10/30/2035(1)	3,892,597
	Azule Energy Finance PLC
1,700,000	8.13%, 01/23/2030(1)	1,726,172
200,000	8.13%, 01/23/2030(3)	202,984
5,917,000	BP Capital Markets America, Inc. 3.38%, 02/08/2061	3,624,783
	ConocoPhillips Co.
7,485,000	4.03%, 03/15/2062	5,167,052
2,618,000	4.30%, 11/15/2044	2,121,386
190,000	4.70%, 01/15/2030	189,449
1,500,000	Crescent Energy Finance LLC 7.88%, 04/15/2032(1)	1,527,567
	Diamondback Energy, Inc.
2,350,000	5.40%, 04/18/2034	2,342,638
11,458,000	5.75%, 04/18/2054	10,661,359
12,629,000	6.25%, 03/15/2053	12,525,492
	Ecopetrol SA
932,000	4.63%, 11/02/2031	849,820
8,310,000	7.75%, 02/01/2032	8,580,574
2,431,000	Empresa Nacional del Petroleo 5.25%, 11/06/2029(3)	2,434,406
	Eni SpA
17,230,000	5.25%, 05/18/2036(1)	16,626,666
1,675,000	6.00%, 05/18/2056(1)	1,581,576
6,370,000	EOG Resources, Inc. 5.65%, 12/01/2054	5,951,154
	Hilcorp Energy I LP/Hilcorp Finance Co.
125,000	6.25%, 04/15/2032(1)	121,344
85,000	6.88%, 05/15/2034(1)	83,254
	Matador Resources Co.
500,000	6.00%, 04/15/2034(1)	483,593
1,425,000	6.25%, 04/15/2033(1)	1,402,178
1,005,000	6.50%, 04/15/2032(1)	1,003,120
575,000	Medco Laurel Tree Pte. Ltd. 6.95%, 11/12/2028(3)	575,547
	Northern Oil & Gas, Inc.
505,000	7.88%, 10/15/2033(1)	505,362
1,725,000	8.75%, 06/15/2031(1)	1,777,787
	Petroleos de Venezuela SA
485,000	5.50%, 04/12/2037(3)(9)	177,088
7,637,000	6.00%, 05/16/2024(3)(9)	2,862,806
8,065,000	6.00%, 11/15/2026(3)(9)	3,036,472
520,000	9.75%, 05/17/2035(3)(9)	235,456
900,000	12.75%, 02/17/2022(3)(9)	445,500
	Petroleos Mexicanos
EUR 390,000	4.75%, 02/26/2029(3)	453,923
$ 255,000	6.35%, 02/12/2048	201,243
1,456,000	6.75%, 09/21/2047	1,191,008
	Petronas Capital Ltd.
640,000	4.95%, 01/03/2031(1)	640,889
410,000	5.85%, 04/03/2055(1)	403,334
483,000	Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 07/03/2036(1)	496,207
2,250,000	Range Resources Corp. 4.75%, 02/15/2030(1)	2,190,411
	Saudi Arabian Oil Co.
5,890,000	4.38%, 02/02/2031(1)	5,681,663
2,485,000	5.00%, 02/02/2036(1)	2,387,158
3,425,000	5.75%, 07/17/2054(3)	3,065,243
2,475,000	5.88%, 07/17/2064(3)	2,189,078
2,765,000	6.00%, 02/02/2056(1)	2,530,222
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Oil & Gas - 1.4% - (continued)
$ 1,055,000	6.38%, 06/02/2055(3)	$1,017,881
7,450,000	Shell Finance U.S., Inc. 3.00%, 11/26/2051	4,588,086
	SM Energy Co.
1,400,000	6.50%, 07/15/2028	1,401,028
705,000	6.63%, 04/15/2034(1)	700,647
1,505,000	6.75%, 08/01/2029(1)	1,526,836
1,170,000	7.00%, 08/01/2032(1)	1,188,692
	Sunoco LP
1,000,000	5.38%, 07/15/2031(1)	980,904
680,000	5.63%, 03/15/2031(1)	671,166
500,000	5.63%, 07/15/2034(1)	483,426
500,000	5.88%, 03/15/2034(1)	489,376
631,000	6.25%, 07/01/2033(1)	632,439
1,045,000	7.00%, 05/01/2029(1)	1,067,756
1,790,000	7.25%, 05/01/2032(1)	1,845,490
500,000	Sunoco LP/Sunoco Finance Corp. 4.50%, 04/30/2030	482,377
	Talos Production, Inc.
905,000	8.00%, 07/15/2034(1)	913,883
2,700,000	9.38%, 02/01/2031(1)(5)	2,846,664
7,491,000	TotalEnergies Capital International SA 2.99%, 06/29/2041	5,438,230
3,570,000	TotalEnergies Capital USA LLC 4.57%, 01/13/2033	3,462,063
3,167,500	Transocean International Ltd. 8.75%, 02/15/2030(1)	3,289,946
910,000	YPF SA 6.95%, 07/21/2027(3)	914,454
		152,408,214
	Oil & Gas Services - 0.1%
200,000	Schlumberger Investment SA 4.55%, 05/07/2031	197,095
	USA Compression Partners LP/USA Compression Finance Corp.
1,915,000	6.25%, 10/01/2033(1)	1,884,535
2,584,000	7.13%, 03/15/2029(1)	2,639,677
2,993,000	Weatherford International Ltd. 6.75%, 10/15/2033(1)	3,029,757
		7,751,064
	Packaging & Containers - 0.3%
	Ardagh Group SA
1,447,028	9.50%, 12/01/2030(1)	1,533,427
1,595,055	11.00%, 12/01/2030(1)(4)	1,477,321
	Clydesdale Acquisition Holdings, Inc.
1,520,000	6.63%, 04/15/2029(1)	1,510,829
908,000	6.75%, 04/15/2032(1)	864,691
1,554,000	8.75%, 04/15/2030(1)	1,485,164
	Mauser Packaging Solutions Holding Co.
2,215,000	7.88%, 04/15/2030(1)	2,259,079
1,475,000	9.25%, 04/15/2030(1)	1,461,952
	Owens-Brockway Glass Container, Inc.
2,120,000	7.25%, 05/15/2031(1)(5)	2,007,054
945,000	7.38%, 06/01/2032(1)(5)	872,554
13,925,000	Packaging Corp. of America 5.20%, 08/15/2035	13,663,969
972,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(3)(6)	927,531

13

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Packaging & Containers - 0.3% - (continued)
$ 1,090,000	Sword Purchaser LLC 8.25%, 04/15/2033(1)	$1,114,890
2,950,000	Trivium Packaging Finance BV 12.25%, 01/15/2031(1)	3,264,390
		32,442,851
	Pharmaceuticals - 2.4%
4,485,000	1261229 BC Ltd. 10.00%, 04/15/2032(1)	4,584,782
	AbbVie, Inc.
4,630,000	4.05%, 11/21/2039	3,955,713
3,705,000	4.85%, 06/15/2044	3,263,602
4,715,000	5.20%, 03/15/2035	4,697,153
4,870,000	5.55%, 03/15/2056	4,543,791
	Astrazeneca Finance LLC
13,635,000	4.30%, 03/02/2033	13,071,344
14,685,000	4.60%, 03/02/2036	13,931,732
1,741,000	Bausch Health Cos., Inc. 6.25%, 02/15/2029(1)	1,366,685
840,000	Bayer U.S. Finance LLC 5.13%, 07/20/2031(1)	832,743
8,400,000	Bristol-Myers Squibb Co. 4.25%, 10/26/2049	6,509,874
10,210,000	Cardinal Health, Inc. 5.00%, 11/15/2029	10,251,528
	Cencora, Inc.
9,400,000	3.95%, 02/13/2029	9,226,056
5,210,000	4.60%, 02/13/2033	5,040,553
	CVS Health Corp.
8,115,000	4.78%, 03/25/2038	7,409,169
5,535,000	5.00%, 09/15/2032	5,486,167
9,430,000	5.05%, 03/25/2048	7,964,440
804,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(8)	828,387
14,020,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(8)	14,435,609
	CVS Pass-Through Trust
3,524	6.04%, 12/10/2028	3,535
10,984	6.94%, 01/10/2030	11,233
	Eli Lilly & Co.
27,175,000	4.55%, 10/15/2032	26,718,542
14,565,000	4.65%, 05/20/2033	14,268,945
4,450,000	5.50%, 02/12/2055	4,187,177
5,790,000	5.60%, 02/12/2065	5,412,650
5,695,000	5.70%, 05/20/2066	5,424,137
	Merck & Co., Inc.
7,215,000	4.45%, 12/04/2032	7,020,115
4,075,000	5.20%, 05/22/2036	4,045,243
16,755,000	5.55%, 12/04/2055	15,628,517
1,440,000	5.85%, 05/22/2056	1,404,530
7,720,000	Novartis Capital Corp. 4.60%, 03/18/2033	7,534,922
	Pfizer, Inc.
10,000,000	4.30%, 06/15/2043	8,261,063
23,325,000	4.50%, 11/15/2032	22,709,294
EUR 1,545,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	2,070,761
	Teva Pharmaceutical Finance Netherlands III BV
$ 4,904,000	3.15%, 10/01/2026	4,886,366
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Pharmaceuticals - 2.4% - (continued)
$ 5,404,000	4.75%, 05/09/2027(5)	$5,390,587
13,250,000	Viatris, Inc. 2.70%, 06/22/2030	12,045,192
		264,422,137
	Pipelines - 2.6%
3,265,000	Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047(3)	2,786,751
2,011,000	AL Candelaria (Spain) SA 5.75%, 06/15/2033(3)	1,855,147
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
1,750,000	5.75%, 01/15/2028(1)	1,748,658
700,000	5.75%, 10/15/2033(1)	687,543
500,000	5.75%, 07/01/2034(1)	490,081
281,000	6.63%, 02/01/2032(1)	285,998
	Buckeye Partners LP
4,430,000	4.50%, 03/01/2028(1)	4,371,393
904,000	5.85%, 11/15/2043	802,593
10,470,000	Columbia Pipelines Holding Co. LLC 5.00%, 11/17/2032(1)	10,221,905
	Columbia Pipelines Operating Co. LLC
2,580,000	5.51%, 05/15/2036(1)	2,535,743
3,475,000	6.54%, 11/15/2053(1)	3,539,444
9,630,000	DT Midstream, Inc. 4.38%, 06/15/2031(1)	9,212,462
	Enbridge, Inc.
7,120,000	4.85%, 03/27/2031	7,050,769
7,535,000	5.70%, 03/08/2033	7,684,840
	Energy Transfer LP
10,401,000	5.00%, 05/15/2050	8,436,539
7,528,000	5.15%, 03/15/2045	6,498,982
3,853,000	5.30%, 04/15/2047	3,329,091
9,450,000	5.55%, 02/15/2028	9,566,067
4,245,000	6.10%, 12/01/2028	4,363,421
5,370,000	Enterprise Products Operating LLC 4.85%, 03/15/2044	4,703,607
	Esentia Energy Development SAB de CV
990,000	6.13%, 07/30/2033(1)	968,616
695,000	6.50%, 07/30/2038(1)	663,899
	Galaxy Pipeline Assets Bidco Ltd.
2,930,000	2.63%, 03/31/2036(3)	2,501,948
795,000	2.63%, 03/31/2036(1)	679,793
17,228,628	2.94%, 09/30/2040(3)	13,949,641
	Green Palm Bidco SARL
21,963,000	5.96%, 06/30/2041(1)	21,520,402
1,962,000	6.46%, 06/30/2046(1)	1,909,900
	Greensaif Pipelines Bidco SARL
273,000	6.10%, 08/23/2042(1)	269,071
16,385,000	6.13%, 02/23/2038(3)	16,365,069
6,800,000	Hess Midstream Operations LP 6.50%, 06/01/2029(1)	6,915,369
	Howard Midstream Energy Partners LLC
2,645,000	6.63%, 01/15/2034(1)	2,674,505
880,000	6.63%, 01/15/2035(1)	879,517
275,000	7.38%, 07/15/2032(1)	284,258
515,000	Kinder Morgan, Inc. 5.55%, 08/01/2036	511,507
	MPLX LP
11,850,000	5.00%, 01/15/2033	11,597,962
6,525,000	6.10%, 04/01/2056	6,181,988
3,055,000	6.20%, 09/15/2055	2,928,726

14

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Pipelines - 2.6% - (continued)
$ 2,750,000	Northriver Midstream Finance LP 6.75%, 07/15/2032(1)	$2,771,266
1,992,000	ONEOK Partners LP 6.13%, 02/01/2041	1,998,660
	ONEOK, Inc.
6,585,000	4.85%, 02/01/2049	5,291,480
3,940,000	4.95%, 10/15/2032	3,863,554
6,252,000	5.05%, 11/01/2034	6,026,441
7,655,000	5.40%, 10/15/2035	7,495,108
11,090,000	5.70%, 11/01/2054	9,809,674
1,800,000	6.63%, 09/01/2053	1,803,691
10,355,000	Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036	10,199,537
1,160,000	QazaqGaz NC JSC 5.63%, 05/08/2036(1)	1,123,042
12,425,000	Rio Grande LNG LLC 5.25%, 06/30/2031(1)	12,269,565
	Rockies Express Pipeline LLC
2,950,000	6.75%, 03/15/2033(1)	2,999,244
1,000,000	6.88%, 04/15/2040(1)	1,005,687
	Targa Resources Corp.
8,110,000	5.40%, 07/30/2036	7,902,738
4,210,000	6.05%, 05/15/2056	3,964,715
4,352,000	6.25%, 07/01/2052	4,232,941
1,803,000	6.50%, 02/15/2053	1,807,386
4,395,000	Transcontinental Gas Pipe Line Co. LLC 5.10%, 03/15/2036	4,255,494
	Venture Global Plaquemines LNG LLC
455,000	6.13%, 12/15/2030(1)	462,208
1,160,000	6.50%, 01/15/2034(1)	1,196,959
890,000	6.75%, 01/15/2036(1)	931,559
7,600,000	Whistler Pipeline LLC 5.70%, 09/30/2031(1)	7,707,068
9,900,000	Williams Cos., Inc. 5.65%, 03/15/2033	10,043,744
		290,134,966
	Real Estate - 0.0%
EUR 2,670,000	CPI Property Group SA 7.50%, 03/26/2031, (7.50% fixed rate until 03/26/2031; 5 yr. EURIBOR ICE Swap + 5.23% thereafter)(3)(7)(8)	2,773,680
$ 1,345,000	GLP China Holdings Ltd. 7.75%, 04/30/2029(3)	1,212,512
	GLP Pte. Ltd.
320,000	7.87%, 11/17/2026, (7.87% fixed rate until 11/17/2026; 5 yr. USD CMT + 3.74% thereafter)(3)(7)(8)	194,423
1,080,000	9.75%, 05/20/2028(3)	978,454
		5,159,069
	Real Estate Investment Trusts - 1.5%
415,000	American Assets Trust LP 3.38%, 02/01/2031	376,295
	American Tower Corp.
3,965,000	4.70%, 12/15/2032	3,844,094
8,450,000	5.25%, 07/15/2028	8,524,479
12,670,000	American Tower Trust I 5.49%, 03/15/2053(1)	12,748,906
	Brandywine Operating Partnership LP
1,145,000	4.55%, 10/01/2029	1,072,728
535,000	6.13%, 01/15/2031(5)	514,211
105,000	8.30%, 03/15/2028(5)(6)	108,813
2,250,000	8.88%, 04/12/2029	2,358,203
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Real Estate Investment Trusts - 1.5% - (continued)
$ 517,000	Champion MTN Ltd. 2.95%, 06/15/2030(3)	$457,754
	Cousins Properties LP
3,945,000	4.88%, 03/01/2033	3,781,066
210,000	5.25%, 07/15/2030	210,345
	Crown Castle, Inc.
14,650,000	2.25%, 01/15/2031	12,906,926
6,725,000	3.65%, 09/01/2027	6,657,014
11,982,000	4.15%, 07/01/2050	8,784,113
10,140,000	5.60%, 06/01/2029	10,310,468
425,000	Equinix Europe 2 Financing Corp. LLC 4.60%, 11/15/2030	414,993
	GLP Capital LP/GLP Financing II, Inc.
5,990,000	3.25%, 01/15/2032	5,298,046
6,715,000	4.00%, 01/15/2031	6,289,471
7,195,000	5.25%, 02/15/2033	6,943,992
4,750,000	5.30%, 01/15/2029	4,754,688
14,610,000	5.63%, 03/01/2036	14,008,633
4,253,000	5.75%, 06/01/2028	4,286,339
	Hudson Pacific Properties LP
295,000	3.25%, 01/15/2030(5)	258,115
2,755,000	4.65%, 04/01/2029(5)	2,589,591
595,000	5.95%, 02/15/2028	589,429
	Iron Mountain, Inc.
1,050,000	5.25%, 07/15/2030(1)	1,026,072
370,000	6.25%, 01/15/2033(1)	371,422
1,695,000	6.25%, 01/15/2035(1)	1,673,666
1,825,000	7.00%, 02/15/2029(1)	1,853,930
2,450,000	MPT Operating Partnership LP/MPT Finance Corp. 8.50%, 02/15/2032(1)	2,489,960
2,725,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(1)	2,750,367
449,000	Piedmont Operating Partnership LP 3.15%, 08/15/2030	410,258
	Prologis Targeted U.S. Logistics Fund LP
3,745,000	4.25%, 01/15/2031(1)	3,615,123
8,000,000	4.75%, 01/15/2036(1)	7,492,801
540,000	Public Storage Operating Co. 4.70%, 02/01/2032	532,983
14,015,000	Realty Income Corp. 4.75%, 04/15/2033	13,624,128
9,820,000	Regency Centers LP 4.50%, 03/15/2033	9,417,940
815,000	SBA Communications Corp. 4.88%, 01/15/2030	811,551
	Trust 2401
200,000	4.87%, 01/15/2030(3)	191,958
245,000	6.39%, 01/15/2050(1)	222,391
920,000	7.38%, 02/13/2034(1)	969,680
650,000	Trust Fibra Uno 4.87%, 01/15/2030(3)	621,964
		166,164,906
	Retail - 0.2%
	1011778 BC ULC/New Red Finance, Inc.
1,805,000	3.50%, 02/15/2029(1)	1,728,904
755,000	3.88%, 01/15/2028(1)	739,762
1,114,000	4.38%, 01/15/2028(1)	1,098,331
1,694,000	Asbury Automotive Group, Inc. 4.63%, 11/15/2029(1)	1,642,904
3,265,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	3,414,913

15

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Retail - 0.2% - (continued)
	FirstCash, Inc.
$ 1,575,000	4.63%, 09/01/2028(1)	$1,545,894
1,110,000	6.13%, 05/01/2034(1)	1,094,231
1,381,000	6.88%, 03/01/2032(1)	1,400,844
	LBM Acquisition LLC
1,114,000	6.25%, 01/15/2029(1)	713,816
1,820,000	9.50%, 06/15/2031(1)(5)	1,523,613
2,750,000	Petco Health & Wellness Co., Inc. 8.25%, 02/01/2031(1)(5)	2,758,786
250,000	PetSmart LLC/PetSmart Finance Corp. 7.50%, 09/15/2032(1)	252,602
	QXO Building Products, Inc.
750,000	6.50%, 07/15/2031(1)	753,041
750,000	6.75%, 04/30/2032(1)	765,945
1,994,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	1,893,160
3,550,000	Staples, Inc. 10.75%, 09/01/2029(1)	3,396,824
875,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)	849,806
		25,573,376
	Savings & Loans - 0.2%
18,450,000	Nationwide Building Society 5.52%, 07/14/2037, (5.52% fixed rate until 07/14/2036; 6 mo. USD SOFR + 1.42% thereafter)(1)(8)	18,041,689
	Semiconductors - 0.7%
	Foundry JV Holdco LLC
10,036,000	6.10%, 01/25/2036(1)	10,259,172
4,480,000	6.15%, 01/25/2032(1)	4,626,054
1,835,000	6.20%, 01/25/2037(1)	1,876,659
2,818,000	6.40%, 01/25/2038(1)	2,910,216
	Intel Corp.
7,155,000	2.80%, 08/12/2041	4,796,987
15,556,000	3.05%, 08/12/2051	9,108,148
19,829,000	3.25%, 11/15/2049	12,129,099
13,771,000	3.73%, 12/08/2047	9,347,472
12,515,000	4.10%, 05/19/2046	9,116,727
840,000	4.65%, 06/01/2031	821,338
6,755,000	5.00%, 08/15/2033	6,567,053
5,730,000	5.30%, 05/15/2036	5,532,120
455,000	Marvell Technology, Inc. 2.95%, 04/15/2031	412,557
225,000	NVIDIA Corp. 5.63%, 06/15/2056	203,600
301,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	272,942
		77,980,144
	Software - 0.9%
	AthenaHealth Group, Inc.
4,820,000	6.50%, 02/15/2030(1)	4,649,264
535,000	7.50%, 02/15/2032(1)	548,493
	Cloud Software Group LLC
500,000	6.50%, 03/31/2029(1)	488,582
2,437,000	6.63%, 08/15/2033(1)	2,124,698
1,500,000	8.25%, 06/30/2032(1)	1,418,981
4,228,000	9.00%, 09/30/2029(1)	4,142,390
	CoreWeave, Inc.
600,000	9.63%, 07/15/2032(1)	537,019
330,000	9.75%, 10/01/2031(1)	299,430
	OAK-Eagle Acquireco, Inc.
850,000	7.25%, 07/01/2033(1)	880,747
1,547,000	8.75%, 07/01/2034(1)	1,629,744
	Open Text Corp.
410,000	3.88%, 02/15/2028(1)	399,716
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Software - 0.9% - (continued)
$ 1,644,000	3.88%, 12/01/2029(1)	$1,512,063
1,000,000	Open Text Holdings, Inc. 4.13%, 02/15/2030(1)	922,541
	Oracle Corp.
3,022,000	3.60%, 04/01/2040	2,090,665
28,680,000	3.60%, 04/01/2050	16,436,617
1,200,000	3.90%, 05/15/2035	980,823
3,410,000	4.30%, 07/08/2034	2,922,505
22,076,000	4.70%, 09/27/2034	19,365,053
4,736,000	5.35%, 05/04/2033	4,450,547
3,505,000	5.50%, 08/03/2035	3,217,429
2,081,000	5.55%, 02/06/2053	1,563,213
11,979,000	5.70%, 02/04/2036	11,089,773
4,498,000	5.88%, 09/26/2045	3,690,743
870,000	6.10%, 09/26/2065	683,624
946,000	6.13%, 08/03/2065	747,962
3,055,000	6.55%, 02/04/2046	2,703,598
7,274,000	6.70%, 02/04/2056	6,413,925
494,000	6.85%, 02/04/2066	434,664
	Rocket Software, Inc.
2,300,000	6.50%, 02/15/2029(1)(5)	2,119,176
1,387,000	9.00%, 11/28/2028(1)	1,372,834
480,000	Roper Technologies, Inc. 1.75%, 02/15/2031	414,544
EUR 2,120,000	TeamSystem SpA 6.50%, 07/01/2032(1)	2,426,423
		102,677,786
	Telecommunications - 2.1%
$ 1,025,000	Africell Holding Ltd. 10.50%, 10/23/2029(3)(5)	1,052,184
240,000	Altice France Lux 3/Altice Holdings 1 10.00%, 01/15/2033(1)(5)	235,529
	Altice France SA
1,322,287	6.50%, 04/15/2032(1)	1,279,891
503,049	6.88%, 10/15/2030(1)	491,160
609,757	6.88%, 07/15/2032(1)	591,951
3,105,947	9.50%, 11/01/2029(1)	3,149,595
EUR 1,003	Altice Holdings 1 SARL 0.00%, 12/31/2099(1)(2)(7)	156
	AT&T, Inc.
$ 20,975,000	3.50%, 06/01/2041	15,440,030
11,739,000	3.50%, 09/15/2053	7,091,222
25,070,000	3.65%, 06/01/2051	15,882,302
13,965,000	4.55%, 11/01/2032	13,414,801
4,770,000	6.20%, 10/30/2056	4,415,097
6,290,000	6.30%, 10/30/2066	5,792,047
18,650,000	Beacon Point DC LLC 6.13%, 11/30/2042(1)	17,895,238
1,890,000	Black Pearl Compute LLC 6.13%, 02/15/2031(1)	1,886,832
4,100,000	Cisco Systems, Inc. 5.50%, 01/15/2040	4,060,497
960,000	Colombia Telecomunicaciones SA ESP 4.95%, 07/17/2030(3)	906,672
	EchoStar Corp.
2,852,093	6.75%, 11/30/2030(4)	2,892,593
4,375,000	10.75%, 11/30/2029	4,732,449
	Fibercop SpA
1,605,000	6.38%, 11/15/2033(1)	1,576,575
1,041,000	7.20%, 07/18/2036(1)	1,056,542
606,000	7.72%, 06/04/2038(1)	628,444

16

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Telecommunications - 2.1% - (continued)
$ 1,455,000	Globe Telecom, Inc. 4.20%, 08/03/2026, (4.20% fixed rate until 08/03/2026; 5 yr. USD CMT + 5.53% thereafter)(3)(7)(8)	$1,436,195
21,635,000	HUT 8 DC LLC 6.19%, 11/15/2042(1)	21,035,228
	Iliad Holding SAS
EUR 2,185,000	6.88%, 04/15/2031(1)	2,638,341
$ 730,000	7.00%, 10/15/2028(1)	731,766
830,000	7.00%, 04/15/2032(1)	837,175
	Level 3 Financing, Inc.
379,000	3.75%, 07/15/2029(1)	361,505
730,000	6.88%, 06/30/2033(1)	738,723
750,000	7.00%, 03/31/2034(1)	762,914
500,000	7.50%, 02/15/2037(1)	496,598
2,700,000	8.50%, 01/15/2036(1)	2,809,031
	Lumen Technologies, Inc.
225,000	4.50%, 01/15/2029(1)	213,750
930,000	5.38%, 06/15/2029(1)	889,312
3,825,000	Meridian Arc Holdco LLC 6.25%, 04/30/2031(1)	3,675,185
	Millicom International Cellular SA
920,000	4.50%, 04/27/2031(3)	844,980
1,080,000	6.25%, 03/25/2029(3)	1,079,110
603,000	6.25%, 03/25/2029(1)	602,503
	NTT Finance Corp.
4,365,000	4.88%, 07/16/2030(1)	4,318,606
840,000	5.01%, 11/01/2031(1)	829,703
4,825,000	5.17%, 07/16/2032(1)	4,775,678
	Orange SA
5,365,000	4.75%, 01/13/2033(1)	5,183,087
4,215,000	5.00%, 01/13/2036(1)	4,015,088
20,298,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	19,672,368
290,000	Silk Road Group Holding LLC 7.50%, 09/15/2030(1)(5)	288,828
894,250	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	895,466
1,265,000	Stingray Compute LLC 6.00%, 06/15/2031(1)	1,234,104
	Telecom Argentina SA
110,000	8.50%, 01/20/2036(1)	114,758
995,000	9.25%, 05/28/2033(1)	1,065,925
	Telecommunications Co. Telekom Srbija AD Belgrade
EUR 710,000	7.13%, 05/18/2036(1)	830,090
$ 1,385,000	7.25%, 05/18/2031(1)	1,368,885
325,000	7.25%, 05/18/2031(3)	321,218
	T-Mobile USA, Inc.
4,895,000	3.40%, 10/15/2052	2,982,642
10,135,000	4.38%, 04/15/2040	8,560,429
	Veon Midco BV
202,000	3.38%, 11/25/2027(3)	196,124
530,000	9.00%, 07/15/2029(1)	552,392
	Verizon Communications, Inc.
16,745,000	3.40%, 03/22/2041	12,418,103
3,990,000	4.75%, 01/15/2033	3,864,815
5,205,000	6.05%, 05/14/2058, (6.05% fixed rate until 02/14/2033; 5 yr. USD CMT + 1.81% thereafter)(8)	5,118,230
10,000,000	6.20%, 05/14/2056, (6.20% fixed rate until 02/14/2036; 5 yr. USD CMT + 2.04% thereafter)(8)	9,786,545
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.6% - (continued)
	Telecommunications - 2.1% - (continued)
$ 1,341,402	VF Ukraine PAT via VFU Funding PLC 9.63%, 02/11/2027(3)(6)	$1,333,016
215,000	Vmed O2 U.K. Financing I PLC 4.75%, 07/15/2031(1)	169,968
420,000	Vodafone Group PLC 4.80%, 06/18/2031	412,513
2,808,000	WULF Compute LLC 7.75%, 10/15/2030(1)	2,917,419
		236,850,123
	Transportation - 0.1%
	Burlington Northern Santa Fe LLC
6,215,000	4.55%, 09/01/2044	5,249,756
3,405,000	5.50%, 03/15/2055	3,150,143
870,000	MTR Corp. CI Ltd. 5.63%, 09/24/2035, (5.63% fixed rate until 09/24/2035; 5 yr. USD CMT + 1.46% thereafter)(3)(7)(8)	884,122
		9,284,021
	Trucking & Leasing - 0.2%
1,822,000	DAE Funding LLC 3.38%, 03/20/2028(3)	1,754,894
	Penske Truck Leasing Co. LP/PTL Finance Corp.
6,420,000	4.40%, 07/01/2027(1)	6,410,653
5,785,000	5.25%, 02/01/2030(1)	5,805,471
3,620,000	6.20%, 06/15/2030(1)	3,747,024
		17,718,042
	Water - 0.0%
885,000	Aegea Finance SARL 7.63%, 01/20/2036(1)	753,574
	Total Corporate Bonds (cost $5,055,611,712)	$4,935,896,600
FOREIGN GOVERNMENT OBLIGATIONS - 4.0%
	Angola - 0.1%
	Angola Government International Bonds
920,000	8.00%, 11/26/2029(3)	$939,415
1,120,000	9.24%, 01/15/2031(1)	1,171,535
1,567,000	9.24%, 01/15/2031(3)	1,637,592
530,000	9.88%, 10/15/2035(3)	555,315
2,760,000	9.88%, 03/31/2037(1)	2,859,968
3,497,000	9.88%, 03/31/2037(3)	3,617,684
		10,781,509
	Argentina - 0.0%
	Argentina Republic Government International Bonds
1,375,000	3.50%, 07/09/2041(6)	1,016,125
485,000	4.13%, 07/09/2035(6)	383,393
100,000	4.13%, 07/09/2035(6)	79,050
		1,478,568
	Armenia - 0.1%
	Republic of Armenia International Bonds
1,294,000	3.60%, 02/02/2031(3)	1,180,027
2,005,000	6.75%, 03/12/2035(1)	2,080,042
4,006,000	6.75%, 03/12/2035(3)	4,149,008
		7,409,077

17

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.0% - (continued)
	Bahrain - 0.1%
	Bahrain Government International Bonds
$ 1,025,000	5.25%, 01/25/2033(3)	$901,532
2,240,000	5.45%, 09/16/2032(3)	2,003,262
1,185,000	5.63%, 05/18/2034(3)	1,038,793
329,000	7.00%, 10/12/2028(3)	325,663
3,720,000	7.10%, 02/03/2038(1)	3,451,439
200,000	7.10%, 02/03/2038(1)	185,127
1,254,000	7.38%, 05/14/2030(3)	1,240,164
		9,145,980
	Bermuda - 0.0%
1,110,000	Bermuda Government International Bonds 5.00%, 07/15/2032(3)	1,093,350
	Bolivia - 0.0%
920,000	Bolivia Government International Bonds 9.45%, 05/14/2031(1)	931,500
	Brazil - 0.2%
	Brazil Government International Bonds
13,818,000	4.75%, 01/14/2050	9,769,326
125,000	4.75%, 01/14/2050	88,500
EUR 1,165,000	4.88%, 04/23/2033	1,318,738
$ 995,000	5.00%, 01/27/2045	765,155
EUR 575,000	5.50%, 04/23/2036	652,444
865,000	5.50%, 04/23/2036	981,502
$ 1,771,000	6.63%, 03/15/2035	1,784,283
680,000	7.25%, 01/12/2056	651,440
BRL 9,596,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	1,641,579
		17,652,967
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 755,000	1.38%, 09/23/2050(3)	458,587
1,305,000	4.13%, 05/07/2038(3)	1,468,574
4,265,000	4.13%, 07/18/2045(3)	4,553,298
1,817,000	4.88%, 05/13/2036(3)	2,229,636
$ 2,556,000	5.00%, 03/05/2037(3)	2,432,096
		11,142,191
	Cameroon - 0.0%
	Republic of Cameroon International Bonds
1,735,000	8.88%, 01/30/2033(3)	1,679,660
910,000	8.88%, 01/30/2033(3)	880,974
		2,560,634
	Chile - 0.0%
	Chile Government International Bonds
EUR 755,000	4.00%, 08/03/2034	860,616
245,000	4.75%, 08/03/2046	281,298
		1,141,914
	Colombia - 0.1%
	Colombia Government International Bonds
735,000	5.00%, 09/19/2032	830,066
3,087,000	5.63%, 02/19/2036	3,473,232
$ 1,804,000	7.50%, 02/02/2034	1,890,592
COP 4,766,100,000	Colombia TES 12.75%, 11/28/2040	1,578,941
		7,772,831
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.0% - (continued)
	Congo - 0.0%
	Congolese International Bonds
$ 800,000	9.50%, 02/17/2035(3)	$773,284
2,761,000	9.50%, 02/17/2035(3)	2,668,794
		3,442,078
	Costa Rica - 0.1%
	Costa Rica Government International Bonds
EUR 1,250,000	5.95%, 04/27/2033(1)	1,517,803
$ 3,223,000	6.55%, 04/03/2034(3)	3,371,258
1,095,000	7.16%, 03/12/2045(3)	1,161,795
130,000	7.16%, 03/12/2045(3)	137,930
353,000	7.30%, 11/13/2054(1)	381,946
		6,570,732
	Czech Republic - 0.0%
CZK 18,010,000	Czech Republic Government Bonds 3.60%, 06/03/2036	769,028
	Dominican Republic - 0.2%
	Dominican Republic International Bonds
$ 3,772,000	4.50%, 01/30/2030(3)	3,598,488
4,398,000	4.88%, 09/23/2032(3)	4,103,334
761,000	5.50%, 02/22/2029(3)	754,151
300,000	5.75%, 03/17/2034(1)	289,800
2,190,000	5.75%, 03/17/2034(1)	2,115,540
1,650,000	5.75%, 03/17/2034(3)	1,593,900
285,000	5.95%, 01/25/2027(3)	286,174
557,000	6.00%, 07/19/2028(3)	560,621
5,090,000	6.00%, 02/22/2033(3)	5,028,920
		18,330,928
	Ecuador - 0.1%
	Ecuador Government International Bonds
8,965,000	5.50%, 07/31/2040(3)(6)	7,234,934
4,746,000	6.90%, 07/31/2035(3)(6)	4,266,654
1,529,000	8.75%, 01/29/2034(1)	1,514,475
870,000	9.25%, 01/29/2039(1)	865,650
		13,881,713
	Egypt - 0.0%
1,042,000	Egypt Government International Bonds 7.60%, 03/01/2029(3)	1,065,878
	El Salvador - 0.1%
	El Salvador Government International Bonds
700,000	7.65%, 06/15/2035(3)	721,000
994,000	8.25%, 04/10/2032(3)	1,063,580
2,435,000	8.25%, 04/10/2032(3)	2,605,450
1,595,000	8.63%, 02/28/2029(3)	1,672,836
4,362,000	9.25%, 04/17/2030(3)	4,665,246
1,115,000	9.65%, 11/21/2054(3)	1,261,400
		11,989,512
	Ghana - 0.1%
	Ghana Government International Bonds
1,061,970	0.00%, 01/03/2030(2)(3)	930,870
190,000	1.50%, 01/03/2037(3)	109,543
1,245,000	5.00%, 07/03/2029(3)(6)	1,218,649
4,785,000	5.00%, 07/03/2035(3)(6)	4,377,950
		6,637,012

18

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.0% - (continued)
	Indonesia - 0.0%
EUR 998,000	Indonesia Government International Bonds 5.13%, 05/29/2038	$1,148,275
	Israel - 0.1%
	Israel Government International Bonds
$ 2,460,000	3.88%, 07/03/2050	1,700,623
1,240,000	4.50%, 01/17/2033	1,178,355
620,000	5.00%, 01/13/2036	594,414
210,000	5.00%, 01/13/2036	200,962
	State of Israel
565,000	3.38%, 01/15/2050	360,619
8,389,000	3.80%, 05/13/2060(3)	5,384,257
		9,419,230
	Kazakhstan - 0.1%
	Kazakhstan Government International Bonds
KZT 831,297,000	7.90%, 12/20/2038(1)	1,135,783
317,540,000	10.78%, 08/25/2036(1)	541,845
265,387,000	14.00%, 05/12/2031(1)	544,919
711,749,000	14.00%, 02/13/2035(1)	1,478,672
995,209,000	15.10%, 03/12/2034(1)	2,172,428
416,351,000	16.95%, 10/09/2030(1)	943,581
		6,817,228
	Mexico - 0.9%
	Eagle Funding Luxco SARL
$ 1,480,000	5.50%, 08/17/2030(1)	1,477,410
855,000	5.50%, 08/17/2030(3)	853,504
MXN 14,576,100	Mexico Bonos 8.00%, 07/31/2053	705,794
	Mexico Government International Bonds
$ 1,670,000	3.50%, 02/12/2034	1,395,285
7,197,000	3.77%, 05/24/2061	4,044,714
5,425,000	3.77%, 05/24/2061	3,048,850
EUR 1,546,000	3.88%, 05/16/2031	1,749,638
1,080,000	3.88%, 05/16/2031	1,222,257
$ 724,000	4.28%, 08/14/2041	548,430
6,425,000	4.40%, 02/12/2052	4,365,788
1,040,000	4.40%, 02/12/2052	706,680
EUR 448,000	4.50%, 03/19/2034	506,390
$ 542,000	4.60%, 01/23/2046	398,533
370,000	4.60%, 02/10/2048	266,585
1,263,000	4.75%, 03/22/2031	1,223,342
2,880,000	4.88%, 05/19/2033	2,688,480
8,225,000	5.38%, 03/22/2033	7,914,917
2,495,000	5.38%, 03/22/2033	2,400,939
8,068,000	5.63%, 02/09/2034	7,785,055
2,723,000	5.63%, 09/22/2035	2,592,296
14,667,000	5.63%, 09/22/2035	13,962,984
1,810,000	5.85%, 07/02/2032	1,809,186
11,162,000	6.13%, 02/09/2038	10,659,710
6,200,000	6.13%, 02/09/2038	5,921,000
16,495,000	6.25%, 08/27/2037	16,053,809
1,930,000	6.35%, 02/09/2035	1,935,790
4,665,000	6.63%, 01/29/2038	4,634,677
1,096,000	6.75%, 02/09/2056	1,020,924
1,540,000	6.88%, 05/13/2037	1,572,263
		103,465,230
	Mongolia - 0.0%
1,065,000	City of Ulaanbaatar Mongolia 7.75%, 08/21/2027(3)	1,080,476
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.0% - (continued)
	Mongolia - 0.0% - (continued)
	Mongolia Government International Bonds
$ 266,000	3.50%, 07/07/2027(1)	$260,375
655,000	3.50%, 07/07/2027(3)	641,148
		1,981,999
	Morocco - 0.1%
	Morocco Government International Bonds
490,000	3.00%, 12/15/2032(3)	420,144
EUR 1,500,000	4.75%, 05/26/2034(1)	1,726,680
2,000,000	4.75%, 05/26/2034(1)	2,302,239
305,000	4.75%, 04/02/2035(1)	350,434
855,000	4.75%, 04/02/2035(3)	982,365
935,000	5.13%, 05/26/2038(1)	1,079,564
		6,861,426
	Oman - 0.0%
	Oman Government International Bonds
$ 2,273,000	5.63%, 01/17/2028(3)	2,288,192
727,000	6.50%, 03/08/2047(3)	738,587
800,000	6.75%, 10/28/2027(3)	816,969
617,000	6.75%, 01/17/2048(3)	642,098
		4,485,846
	Paraguay - 0.0%
	Paraguay Government International Bonds
PYG 4,710,000,000	8.50%, 04/04/2038(1)	752,309
11,997,000,000	8.50%, 04/04/2038(3)	1,916,230
		2,668,539
	Peru - 0.1%
	Peru Government International Bonds
$ 1,108,000	2.78%, 12/01/2060	567,296
170,000	3.00%, 01/15/2034	143,650
3,779,000	5.50%, 03/30/2036	3,720,425
1,245,000	5.50%, 03/30/2036	1,225,703
		5,657,074
	Philippines - 0.0%
	Philippines Government International Bonds
755,000	5.33%, 06/24/2036	738,955
1,735,000	5.33%, 06/24/2036	1,698,128
		2,437,083
	Poland - 0.0%
3,725,000	Republic of Poland Government International Bonds 6.13%, 04/14/2056	3,580,832
	Romania - 0.2%
	Romania Government International Bonds
EUR 482,000	2.00%, 04/14/2033(3)	450,863
4,100,000	2.63%, 12/02/2040(3)	3,091,880
4,821,000	2.63%, 12/02/2040(3)	3,635,599
2,419,000	2.88%, 04/13/2042(3)	1,819,828
906,000	3.38%, 01/28/2050(3)	659,214
1,010,000	3.88%, 10/29/2035(3)	1,017,847
$ 1,776,000	4.00%, 02/14/2051(3)	1,150,690
EUR 315,000	4.63%, 03/04/2033(3)	347,706
341,000	5.38%, 06/07/2033(3)	391,421
690,000	5.63%, 05/30/2037(3)	770,713
$ 630,000	5.75%, 03/24/2035(3)	600,674

19

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.0% - (continued)
	Romania - 0.2% - (continued)
$ 456,000	5.75%, 07/04/2036(3)	$428,924
10,296,000	5.88%, 01/30/2029(1)	10,361,105
1,706,000	6.00%, 05/25/2034(3)	1,666,161
1,124,000	6.63%, 05/16/2036(3)	1,128,571
		27,521,196
	Saudi Arabia - 0.1%
	Saudi Government International Bonds
6,360,000	3.45%, 02/02/2061(3)	3,747,930
2,306,000	4.50%, 04/22/2060(3)	1,691,004
1,170,000	5.63%, 01/13/2035(3)	1,184,186
		6,623,120
	Serbia - 0.2%
	Serbia International Bonds
EUR 855,000	1.00%, 09/23/2028(3)	924,361
2,735,000	1.65%, 03/03/2033(3)	2,603,094
2,585,000	2.05%, 09/23/2036(3)	2,287,159
$ 5,701,000	2.13%, 12/01/2030(3)	4,944,557
EUR 770,000	3.13%, 05/15/2027(3)	884,429
1,535,000	4.25%, 05/06/2031(1)	1,745,697
615,000	4.75%, 07/20/2032(3)	706,781
1,535,000	4.88%, 05/06/2038(1)	1,722,953
$ 3,595,000	6.00%, 06/12/2034(3)	3,591,720
1,459,000	6.25%, 05/26/2028(3)	1,481,993
		20,892,744
	South Africa - 0.1%
	Republic of South Africa Government International Bonds
4,035,000	7.25%, 12/11/2055(1)	3,853,002
1,995,000	7.25%, 12/11/2055(3)	1,901,629
5,045,000	7.95%, 11/19/2054(1)	5,239,730
865,000	7.95%, 11/19/2054(3)	896,580
		11,890,941
	Sri Lanka - 0.1%
	Sri Lanka Government International Bonds
4,180,000	3.60%, 06/15/2035(3)(6)	3,434,663
1,846,000	3.60%, 05/15/2036(3)(6)	1,846,646
569,567	3.60%, 02/15/2038(1)(6)	572,985
3,944,000	3.60%, 02/15/2038(3)(6)	3,967,672
		9,821,966
	Turkey - 0.3%
1,800,000	Hazine Mustesarligi Varlik Kiralama AS 6.70%, 07/02/2032(1)	1,788,526
	Turkiye Government International Bonds
3,235,000	5.25%, 03/13/2030	3,102,840
2,995,000	6.38%, 05/22/2031	2,943,192
2,884,000	6.50%, 01/03/2035	2,752,393
1,476,000	6.95%, 09/16/2035	1,439,648
4,156,000	7.13%, 02/12/2032	4,176,317
6,270,000	7.13%, 07/17/2032	6,289,823
2,727,000	7.25%, 05/29/2032	2,748,524
1,043,000	7.63%, 05/15/2034	1,068,426
4,812,000	9.38%, 03/14/2029	5,177,727
		31,487,416
	Ukraine - 0.2%
	Ukraine Government International Bonds
274,205	0.00%, 02/01/2030(1)(6)	200,403
760,000	0.00%, 02/01/2030(3)(6)	555,043
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.0% - (continued)
	Ukraine - 0.2% - (continued)
$ 2,157,057	0.00%, 02/01/2034(1)(6)	$1,222,715
2,971,000	0.00%, 02/01/2034(1)(6)	1,681,384
9,984,000	3.00%, 02/01/2034(3)(6)	5,650,264
1,640,884	3.00%, 02/01/2035(3)(6)	976,457
481,100	3.00%, 02/01/2036(3)(6)	286,918
3,816,000	4.50%, 02/01/2029(3)(6)	3,246,174
3,349,661	4.50%, 02/01/2034(1)(6)	2,330,795
5,553,837	4.50%, 02/01/2035(1)(6)	3,817,537
4,475,000	4.50%, 02/01/2035(3)(6)	3,071,168
2,304,835	4.50%, 02/01/2036(1)(6)	1,565,512
		24,604,370
	United Arab Emirates - 0.0%
7,425,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(3)	4,980,268
	Uruguay - 0.0%
	Uruguay Government International Bonds
UYU 16,775,000	8.00%, 10/29/2035	421,093
15,999,000	8.00%, 10/29/2035	401,614
		822,707
	Venezuela - 0.2%
	Venezuela Government International Bonds
$ 1,015,000	7.00%, 12/01/2018(3)(9)	438,988
1,296,000	7.00%, 03/31/2038(3)(9)	561,816
23,634,000	7.65%, 04/21/2025(3)(9)	10,588,268
4,765,000	7.75%, 10/13/2019(3)(9)	2,186,988
10,875,200	9.00%, 05/07/2023(3)(9)	5,220,096
1,255,000	11.75%, 10/21/2026(3)(9)	683,975
1,647,000	11.75%, 10/21/2026(3)(9)	897,615
900,000	11.95%, 08/05/2031(3)(9)	490,050
		21,067,796
	Total Foreign Government Obligations (cost $434,775,852)	$442,032,688
MUNICIPAL BONDS - 0.2%
	General - 0.0%
3,930,000	Sales Tax Securitization Corp., IL, Rev 4.64%, 01/01/2040	$3,760,181
	General Obligation - 0.2%
7,731,500	City of New York, NY, GO 4.61%, 09/01/2037	7,280,577
13,683,137	State of Illinois, IL, GO 5.10%, 06/01/2033	13,684,358
		20,964,935
	Total Municipal Bonds (cost $25,420,290)	$24,725,116
SENIOR FLOATING RATE INTERESTS - 0.1%(12)
	Chemicals - 0.0%
700,000	BASF Coatings Ltd. 7.24%, 06/29/2033, 3 mo. USD Term SOFR + 3.50%	$702,751
	Healthcare - Products - 0.0%
735,223	Bausch & Lomb Corp. 7.48%, 01/15/2031, 1 mo. USD Term SOFR + 3.75%	737,061

20

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 0.1%(12) - (continued)
	Insurance - 0.0%
$ 641,515	HUB International Ltd. 5.98%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	$641,746
	Internet - 0.0%
3,045,000	Proofpoint, Inc. 8.17%, 08/30/2030, 3 mo. USD Term SOFR + 4.50%	2,989,825
	IT Services - 0.1%
3,552,463	McAfee LLC 6.73%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	3,203,575
	Packaging & Containers - 0.0%
1,952,000	Clydesdale Acquisition Holdings, Inc. 6.91%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,904,176
	Pharmaceuticals - 0.0%
748,111	Bausch Health Cos., Inc. 9.98%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	724,987
	Retail - 0.0%
1,851,167	Specialty Building Products Holdings LLC 7.58%, 10/16/2028, 1 mo. USD Term SOFR + 3.75%	1,721,585
	Software - 0.0%
275,000	CoreWeave Financing DDTL V LLC 3.81%, 11/17/2031, 1 mo. USD Term SOFR + 4.50%(13)	274,313
1,800,000	Dayforce, Inc. 6.82%, 02/04/2033, 3 mo. USD Term SOFR + 3.00%	1,673,352
		1,947,665
	Total Senior Floating Rate Interests (cost $15,103,608)	$14,573,371
U.S. GOVERNMENT SECURITIES - 4.0%
	U.S. Treasury Securities - 4.0%
	U.S. Treasury Bonds - 2.9%
11,693,000	1.13%, 05/15/2040	$7,133,643
6,220,000	1.75%, 08/15/2041	4,007,527
3,202,000	1.88%, 11/15/2051	1,664,665
29,815,000	2.00%, 02/15/2050	16,484,434
42,830,000	2.25%, 08/15/2046	26,651,636
14,205,000	2.25%, 08/15/2049	8,390,383
19,790,000	2.38%, 05/15/2051	11,744,128
40,170,000	2.50%, 05/15/2046	26,353,717
4,535,000	2.88%, 05/15/2049	3,066,971
9,040,000	3.00%, 02/15/2048	6,347,775
19,800,000	3.00%, 08/15/2048	13,825,969
4,400,000	3.13%, 05/15/2048	3,152,187
1,465,000	3.50%, 02/15/2039	1,280,273
106,045,000	3.63%, 02/15/2053	80,656,336
12,805,000	4.13%, 08/15/2053(14)(15)	10,647,157
2,905,000	4.63%, 02/15/2040	2,804,800
21,755,000	4.63%, 11/15/2045	20,055,391
50,075,000	4.63%, 02/15/2046	46,131,594
24,530,000	4.88%, 08/15/2045	23,376,323
14,455,000	5.00%, 05/15/2046	13,982,954
420,000	5.00%, 05/15/2056	403,988
		328,161,851
	U.S. Treasury Notes - 1.1%
2,510,000	3.75%, 10/31/2032	2,405,384
11,985,000	3.75%, 02/28/2033	11,453,166
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 4.0% - (continued)
	U.S. Treasury Securities - 4.0% - (continued)
	U.S. Treasury Notes - 1.1% - (continued)
$ 4,585,000	3.88%, 05/15/2029	$4,530,553
1,275,000	3.88%, 08/15/2034	1,210,603
34,975,000	4.00%, 03/31/2030	34,530,981
43,520,000	4.13%, 07/15/2029	43,275,200
2,240,000	4.13%, 11/30/2029	2,223,812
80,000	4.13%, 02/15/2036	76,450
6,595,000	4.25%, 03/31/2033	6,483,194
3,390,000	4.25%, 08/15/2035	3,282,341
6,555,000	4.38%, 07/31/2031	6,540,149
3,365,000	4.38%, 05/15/2036	3,276,669
		119,288,502
	Total U.S. Government Securities (cost $460,794,025)	$447,450,353
COMMON STOCKS - 44.5%
	Banks - 2.2%
1,202,017	Bank of America Corp.	$74,464,953
5,649,097	Huntington Bancshares, Inc.	96,260,613
314,304	M&T Bank Corp.	77,409,932
		248,135,498
	Capital Goods - 4.7%
1,993,638	BAE Systems PLC	56,438,557
142,147	Eaton Corp. PLC	59,019,434
412,902	Emerson Electric Co.	61,860,978
292,820	Ferguson Enterprises, Inc.	68,616,511
268,709	Honeywell Aerospace, Inc.*	55,552,899
287,525	Johnson Controls International PLC	42,168,416
180,357	L3Harris Technologies, Inc.	49,969,710
62,245	Northrop Grumman Corp.	33,766,668
297,981	PACCAR, Inc.	39,536,119
710,216	Sunbelt Rentals Holdings, Inc.	50,884,278
		517,813,570
	Commercial & Professional Services - 0.6%
254,867	Automatic Data Processing, Inc.	67,911,861
	Consumer Discretionary Distribution & Retail - 1.1%
292,237	Dick's Sporting Goods, Inc.(5)	57,252,150
972,689	Industria de Diseno Textil SA	63,481,188
		120,733,338
	Consumer Services - 0.2%
116,251	Darden Restaurants, Inc.	23,666,379
	Energy - 2.6%
550,266	Diamondback Energy, Inc.	111,676,485
924,238	EQT Corp.	49,252,643
174,368	Targa Resources Corp.	47,143,876
1,039,942	Williams Cos., Inc.	74,397,450
		282,470,454
	Equity Real Estate Investment Trusts (REITs) - 3.3%
1,145,856	Crown Castle, Inc. REIT	87,428,813
1,899,790	Gaming & Leisure Properties, Inc. REIT	85,091,594
282,074	Iron Mountain, Inc. REIT	34,503,292
304,019	Lamar Advertising Co. Class A, REIT	48,630,879
443,249	Sun Communities, Inc. REIT	54,732,386
2,174,992	Weyerhaeuser Co. REIT	54,440,050
		364,827,014
	Financial Services - 4.6%
124,544	Ardagh Holdings SA*	773,813

21

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 44.5% - (continued)
	Financial Services - 4.6% - (continued)
429,218	Ares Management Corp. Class A	$54,978,534
298,568	Capital One Financial Corp.	62,403,698
417,660	Charles Schwab Corp.	43,954,538
294,900	CME Group, Inc.	78,971,271
465,920	Intercontinental Exchange, Inc.	71,043,482
723,767	Nasdaq, Inc.	68,171,614
400,042	Raymond James Financial, Inc.	70,399,391
1,237,231	TPG, Inc.	54,017,505
		504,713,846
	Food, Beverage & Tobacco - 2.2%
619,773	Archer-Daniels-Midland Co.	49,129,406
168,380	Constellation Brands, Inc. Class A	21,928,128
2,559,884	Keurig Dr. Pepper, Inc.	79,663,590
35,596	Luxco Co. Ltd.*	680,896
526,176	Pernod Ricard SA	41,006,626
287,110	Philip Morris International, Inc.	54,786,330
		247,194,976
	Health Care Equipment & Services - 2.6%
343,371	Becton Dickinson & Co.	56,869,105
206,293	Cardinal Health, Inc.	47,453,579
721,952	CVS Health Corp.	75,393,447
211,683	Elevance Health, Inc.	79,558,939
76,693	UnitedHealth Group, Inc.	31,781,579
		291,056,649
	Household & Personal Products - 1.3%
435,824	Kimberly-Clark Corp.	47,639,921
1,572,287	Unilever PLC ADR	99,698,719
		147,338,640
	Insurance - 1.8%
883,945	American International Group, Inc.	69,460,398
371,575	Marsh & McLennan Cos., Inc.	70,484,062
258,741	Progressive Corp.	54,703,022
		194,647,482
	Materials - 1.3%
288,683	Avery Dennison Corp.	48,998,166
744,444	Freeport-McMoRan, Inc.	46,624,528
369,731	Nutrien Ltd.	25,537,320
200,620	PPG Industries, Inc.	22,172,522
		143,332,536
	Media & Entertainment - 0.6%
704,567	Walt Disney Co.	67,772,300
	Pharmaceuticals, Biotechnology & Life Sciences - 4.3%
382,905	AstraZeneca PLC	64,956,004
44,514	Eli Lilly & Co.	51,139,464
481,496	Gilead Sciences, Inc.	62,695,594
273,247	Johnson & Johnson	70,046,868
814,148	Merck & Co., Inc.	106,002,070
1,540,834	Pfizer, Inc.	38,536,258
133,128	Roche Holding AG	58,189,234
384,202	Zoetis, Inc.	29,694,973
		481,260,465
	Semiconductors & Semiconductor Equipment - 2.4%
222,738	Broadcom, Inc.	86,707,449
289,282	NVIDIA Corp.	58,073,361
286,122	NXP Semiconductors NV	65,567,718
123,277	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	49,834,727
		260,183,255
Shares or Principal Amount			Market Value†
COMMON STOCKS - 44.5% - (continued)
	Software & Services - 2.6%
623,167	Microsoft Corp.		$289,598,168
	Technology Hardware & Equipment - 2.1%
436,092	Cisco Systems, Inc.		50,582,311
424,528	NetApp, Inc.		75,778,248
509,878	TE Connectivity PLC		104,876,806
			231,237,365
	Telecommunication Services - 0.6%
382,607	T-Mobile U.S., Inc.		66,080,055
	Utilities - 3.4%
578,764	American Electric Power Co., Inc.		73,994,977
389,367	American Water Works Co., Inc.		52,241,370
284,983	Atmos Energy Corp.		49,239,363
641,700	CMS Energy Corp.		46,195,983
697,209	Dominion Energy, Inc.		48,225,946
1,345,932	PPL Corp.		47,390,266
621,901	Sempra		55,069,334
			372,357,239
	Total Common Stocks (cost $4,066,530,204)		$4,922,331,090
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
395,000	Bank of America Corp. Series PP, 4.13%(5)(16)		$6,414,800
	Software & Services - 0.0%
22,892	Oracle Corp. Series D, 6.50%(5)		958,717
	Total Preferred Stocks (cost $10,949,491)		$7,373,517
	Total Long-Term Investments (cost $10,079,903,447)		$10,804,983,506
SHORT-TERM INVESTMENTS - 1.8%
	Repurchase Agreements - 0.4%
$ 43,275,327
Fixed Income Clearing Corp.
Repurchase Agreement dated
07/31/2026 at 3.64%, due on
08/03/2026 with a maturity value
of $43,288,454; collateralized by
U.S. Treasury Note at 4.25%,
maturing 07/31/2028, with a
market value of $44,140,853
			$43,275,327
	Securities Lending Collateral - 1.1%
126,283,410	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(17)		126,283,410
	U.S. Treasury Securities - 0.3%
	U.S. Treasury Bills - 0.3%
19,385,000	3.75%, 10/27/2026(18)		19,217,458
8,435,000	3.82%, 11/03/2026(18)		8,355,574
			27,573,032
	Total Short-Term Investments (cost $197,119,592)		$197,131,769
	Total Investments (cost $10,277,023,039)	99.4%	$11,002,115,275
	Other Assets and Liabilities	0.6%	69,865,558
	Net Assets	100.0%	$11,071,980,833

22

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$1,684,238,935, representing 15.2% of net assets.

(2)	Security is a zero-coupon bond.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the aggregate value of these securities was $341,506,913, representing 3.1% of net assets.

(4)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(5)	Represents entire or partial securities on loan.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	Investment valued using significant unobservable inputs.
(11)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(12)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2026.

(13)
This security, or a portion of this security, has unfunded loan commitments. As of
July 31, 2026, the aggregate value of the unfunded commitment was $274,313, which represents to 0.0% of total net assets.

(14)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2026, the market value of securities pledged was $4,157,422.
(15)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2026, the market value of securities pledged was $6,157,142.
(16)	Perpetual security with no stated maturity date.
(17)	Current yield as of period end.
(18)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,593	09/30/2026	$327,535,736	$(959,788)
U.S. Treasury 5-Year Note Future	678	09/30/2026	71,852,110	(83,361)
Total				$(1,043,149)
Short position contracts:
Euro BUXL 30-Year Bond Future	(24)	09/08/2026	$(2,928,632)	$68,165
Euro-BOBL Future	(194)	09/08/2026	(25,467,268)	158,669
Euro-BUND Future	(282)	09/08/2026	(40,440,411)	441,839
Euro-Schatz Future	(105)	09/08/2026	(12,768,569)	21,612
U.S. Treasury 10-Year Note Future	(1,991)	09/21/2026	(215,028,000)	2,314,484

23

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Futures Contracts Outstanding at July 31, 2026 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
U.S. Treasury 10-Year Ultra Future	(444)	09/21/2026	$(48,708,187)	$936,137
U.S. Treasury Long Bond Future	(33)	09/21/2026	(3,574,312)	56,576
U.S. Treasury Ultra Bond Future	(58)	09/21/2026	(6,361,875)	170,285
Total				$4,167,767
Total futures contracts				$3,124,618

OTC Credit Default Swap Contracts Outstanding at July 31, 2026
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Celanese U.S. Holdings LLC (BB)	GSC	USD	165,000	5.00%	06/20/2031	Quarterly	$21,330	$—	$23,983	$2,653
Celanese U.S. Holdings LLC (BB)	GSC	USD	45,000	5.00%	06/20/2031	Quarterly	5,589	—	6,541	952
Total OTC credit default swap contracts							$26,919	$—	$30,524	$3,605

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S45.V1	USD	17,755,000	(1.00%)	06/20/2031	Quarterly	$526,565	$—	$323,783	$(202,782)
Sell protection:
CDX.NA.HY.S46.V1	USD	12,360,150	5.00%	06/20/2031	Quarterly	$926,940	$—	$997,866	$70,926
CDX.NA.IG.S46.V1	USD	8,165,000	1.00%	06/20/2031	Quarterly	168,980	—	177,450	8,470
Total						$1,095,920	$—	$1,175,316	$79,396
Credit default swaps on single-name issues:
Sell protection:
Broadcom, Inc. (A-)	USD	495,000	1.00%	06/20/2031	Quarterly	$10,330	$—	$1,410	$(8,920)
Caesars Entertainment, Inc. (B+)	USD	430,000	5.00%	06/20/2031	Quarterly	24,824	—	22,195	(2,629)
CCO Holdings Capital Corp (BB+)	USD	780,000	5.00%	06/20/2031	Quarterly	62,083	—	47,809	(14,274)
Colombia Government International Bonds (BB-)	USD	1,614,000	1.00%	06/20/2030	Quarterly	—	(46,014)	(8,774)	37,240
Ford Motor Co. (BBB-)	USD	360,000	5.00%	06/20/2031	Quarterly	55,135	—	56,881	1,746
Lincoln National Corp. (BBB+)	USD	585,000	1.00%	06/20/2031	Quarterly	—	(15,543)	(7,109)	8,434
Meta Platforms, Inc. (AA-)	USD	415,000	1.00%	06/20/2031	Quarterly	5,064	—	2,236	(2,828)
Oracle Corp. (BBB-)	USD	965,000	1.00%	06/20/2031	Quarterly	—	(22,700)	(39,285)	(16,585)
Paramount Global (BB+)	USD	815,000	1.00%	06/20/2031	Quarterly	—	(65,479)	(62,182)	3,297
Total						$157,436	$(149,736)	$13,181	$5,481
Total centrally cleared credit default swap contracts						$1,779,921	$(149,736)	$1,512,280	$(117,905)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

24

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
6 mo. CZK PRIBOR	4.39% Fixed	CZK	32,192,000	09/16/2031	Annual	$—	$—	$(9,428)	$(9,428)
BZDIOVRA	12.69% Fixed	BRL	11,917,659	01/02/2029	At Maturity	—	—	(91,271)	(91,271)
Total centrally cleared interest rate swaps contracts						$—	$—	$(100,699)	$(100,699)

Foreign Currency Contracts Outstanding at July 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
116,495,000	ARS	77,354	USD	BOA	09/14/2026	$(1,189)
143,156,000	ARS	95,437	USD	BNP	09/14/2026	(1,842)
183,413,000	ARS	120,429	USD	BOA	09/17/2026	(717)
166,234,000	ARS	110,089	USD	BNP	09/17/2026	(1,590)
166,461,000	ARS	110,605	USD	CBK	09/17/2026	(1,958)
115,323,000	ARS	75,178	USD	BNP	10/16/2026	(1,251)
106,503,000	ARS	67,578	USD	BOA	11/30/2026	(1,251)
350,629,000	ARS	222,199	USD	BNP	11/30/2026	(3,837)
405,490,000	ARS	244,051	USD	CBK	02/02/2027	(1,272)
54,894,000	EGP	1,009,445	USD	CBK	10/14/2026	33,970
40,190,000	EGP	753,327	USD	CBK	12/23/2026	(10,425)
42,286,000	EGP	808,528	USD	CBK	01/11/2027	(32,436)
2,458,000	EUR	2,816,105	USD	BOA	09/16/2026	23,665
979,000	EUR	1,121,463	USD	SCB	09/16/2026	9,592
1,192,000	EUR	1,368,517	USD	MSC	09/16/2026	8,622
821,000	EUR	941,168	USD	NWM	09/16/2026	7,347
679,000	EUR	781,993	USD	UBS	09/16/2026	2,468
98,000	EUR	112,816	USD	GSC	09/16/2026	405
366,000	EUR	423,012	USD	BCLY	09/16/2026	(166)
146,000	EUR	169,723	USD	SSG	09/16/2026	(1,046)
651,000	EUR	754,214	USD	JPM	09/16/2026	(2,103)
376,000	RON	82,482	USD	BNP	09/16/2026	(85)
70,230,000	TRY	1,283,912	USD	GSC	08/10/2026	182,199
24,305,000	TRY	485,240	USD	GSC	10/02/2026	(508)
70,740,000	TRY	1,259,929	USD	BCLY	12/15/2026	65,487
17,090,000	ZAR	1,037,487	USD	BOA	09/16/2026	(6,891)
564,799	USD	2,984,000	BRL	MSC	09/02/2026	(18,899)
820,086	USD	17,168,000	CZK	BCLY	09/16/2026	2,323
392,844	USD	20,860,000	EGP	JPM	10/14/2026	(3,659)
642,570	USD	34,034,000	EGP	CBK	10/14/2026	(4,341)
308,629	USD	16,810,000	EGP	CBK	12/23/2026	(2,100)
19,789,966	USD	17,370,050	EUR	DEUT	08/28/2026	(263,271)
78,011,725	USD	67,319,000	EUR	DEUT	09/16/2026	236,922
852,561	USD	734,000	EUR	JPM	09/16/2026	4,559
265,129	USD	232,000	EUR	SSG	09/16/2026	(2,905)
650,470	USD	568,000	EUR	CBK	09/16/2026	(5,751)
2,791,598	USD	2,436,000	EUR	MSC	09/16/2026	(22,754)
4,311,645	USD	3,241,000	GBP	BCLY	08/28/2026	(56,301)
169,035	USD	16,249,000	INR	GSC	09/16/2026	(572)
307,089	USD	152,700,000	KZT	GSC	08/28/2026	(11,494)
715,620	USD	356,300,000	KZT	DEUT	08/28/2026	(27,740)
761,291	USD	13,343,000	MXN	UBS	09/17/2026	(5,981)
1,371,814	USD	70,230,000	TRY	BCLY	08/10/2026	(94,298)
589,490	USD	32,475,000	TRY	BCLY	12/15/2026	(18,976)
682,025	USD	38,265,000	TRY	UBS	12/15/2026	(34,926)
Total foreign currency contracts						$(64,976)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

25

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$10,600,771	$—	$10,600,771	$—
Corporate Bonds	4,935,896,600	—	4,935,896,600	—
Foreign Government Obligations	442,032,688	—	442,032,688	—
Municipal Bonds	24,725,116	—	24,725,116	—
Senior Floating Rate Interests	14,573,371	—	14,573,371	—
U.S. Government Securities	447,450,353	—	447,450,353	—
Common Stocks	4,922,331,090	4,650,876,498	271,454,592	—
Preferred Stocks	7,373,517	7,373,517	—	—
Short-Term Investments	197,131,769	126,283,410	70,848,359	—
Foreign Currency Contracts(2)	577,559	—	577,559	—
Futures Contracts(2)	4,167,767	4,167,767	—	—
Swaps - Credit Default(2)	133,718	—	133,718	—
Total	$11,006,994,319	$4,788,701,192	$6,218,293,127	$—
Liabilities
Foreign Currency Contracts(2)	$(642,535)	$—	$(642,535)	$—
Futures Contracts(2)	(1,043,149)	(1,043,149)	—	—
Swaps - Credit Default(2)	(248,018)	—	(248,018)	—
Swaps - Interest Rate(2)	(100,699)	—	(100,699)	—
Total	$(2,034,401)	$(1,043,149)	$(991,252)	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2026 is not presented.

26

The Hartford Capital Appreciation Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4%
	Automobiles & Components - 1.4%
87,406	General Motors Co.	$7,766,897
241,458	Tesla, Inc.*	75,144,144
		82,911,041
	Banks - 2.3%
353,808	M&T Bank Corp.	87,139,372
178,203	Pinnacle Financial Partners, Inc.	18,752,302
410,611	Wells Fargo & Co.	35,497,321
		141,388,995
	Capital Goods - 5.7%
112,045	AMETEK, Inc.	27,082,397
18,653	Axon Enterprise, Inc.*	9,844,307
39,517	Builders FirstSource, Inc.*	2,625,509
17,368	Carpenter Technology Corp.	9,025,455
23,661	Deere & Co.	14,023,165
116,092	Honeywell Aerospace, Inc.*	24,000,860
116,092	Honeywell International, Inc.	28,216,161
56,133	Kratos Defense & Security Solutions, Inc.*	2,615,798
806,800	Mammoth, Inc.*(1)(2)	13,497,764
118,122	Northrop Grumman Corp.	64,078,823
532,134	PACCAR, Inc.	70,603,539
46,621	Parker-Hannifin Corp.	45,526,805
151,944	Vertiv Holdings Co. Class A	36,705,112
		347,845,695
	Commercial & Professional Services - 0.6%
32,589	CACI International, Inc. Class A*	16,221,175
238,642	TransUnion	18,762,034
		34,983,209
	Consumer Discretionary Distribution & Retail - 6.0%
852,114	Amazon.com, Inc.*	231,417,120
120,082	Dick's Sporting Goods, Inc.	23,525,265
163,498	Home Depot, Inc.	54,274,796
282,395	TJX Cos., Inc.	44,432,029
316,327	Tory Burch LLC*(1)(2)	14,617,456
		368,266,666
	Consumer Durables & Apparel - 0.7%
1,060,981	NIKE, Inc. Class B	44,253,518
	Consumer Services - 1.6%
39,836	Marriott International, Inc. Class A	14,852,056
136,461	McDonald's Corp.	36,931,805
251,554	Starbucks Corp.	26,476,058
212,405	Viking Holdings Ltd.*	22,164,462
		100,424,381
	Consumer Staples Distribution & Retail - 1.6%
1,093,358	Kroger Co.	63,130,491
311,774	U.S. Foods Holding Corp.*	31,361,347
		94,491,838
	Energy - 2.8%
761,936	ConocoPhillips	91,798,049
33,742	Diamondback Energy, Inc.	6,847,939
556,586	SLB Ltd.	27,601,100
24,306	Targa Resources Corp.	6,571,613
535,365	Williams Cos., Inc.	38,300,012
		171,118,713
	Equity Real Estate Investment Trusts (REITs) - 2.0%
91,625	AvalonBay Communities, Inc. REIT	17,006,516
405,455	Crown Castle, Inc. REIT	30,936,216
3,009	Equinix, Inc. REIT	3,067,014
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 2.0% - (continued)
79,064	Prologis, Inc. REIT	$11,433,445
272,202	Simon Property Group, Inc. REIT	62,434,973
		124,878,164
	Financial Services - 5.9%
92,106	Ally Financial, Inc.	3,990,953
72,161	American Express Co.	24,264,136
8,648	Blackrock, Inc.	9,429,693
25,383	Evercore, Inc. Class A	8,136,774
253,059	Intercontinental Exchange, Inc.	38,586,436
215,273	KKR & Co., Inc.	21,835,140
133,586	Mastercard, Inc. Class A	76,558,137
84,054	Morgan Stanley	17,686,643
134,245	Raymond James Financial, Inc.	23,624,435
88,311	S&P Global, Inc.	36,377,950
124,279	Tradeweb Markets, Inc. Class A	12,490,040
230,532	Visa, Inc. Class A	84,404,681
		357,385,018
	Food, Beverage & Tobacco - 2.7%
171,118	Archer-Daniels-Midland Co.	13,564,524
247,838	Coca-Cola Co.	21,708,130
1,220,247	Keurig Dr. Pepper, Inc.	37,974,087
123,285	Monster Beverage Corp.*	11,882,208
261,152	Philip Morris International, Inc.	49,833,025
558,420	Tyson Foods, Inc. Class A	32,366,023
		167,327,997
	Health Care Equipment & Services - 2.8%
26,278	Cardinal Health, Inc.	6,044,729
63,886	Cencora, Inc.	19,890,267
75,143	Elevance Health, Inc.	28,241,745
22,983	HCA Healthcare, Inc.	9,252,726
83,350	STERIS PLC	19,037,140
116,823	Stryker Corp.	38,049,251
114,503	UnitedHealth Group, Inc.	47,450,043
28,985	Veeva Systems, Inc. Class A*	5,906,563
		173,872,464
	Household & Personal Products - 0.7%
289,608	Procter & Gamble Co.	41,845,460
	Insurance - 3.4%
261,862	American International Group, Inc.	20,577,116
302,196	Chubb Ltd.	105,974,093
166,142	Marsh & McLennan Cos., Inc.	31,515,476
534,314	MetLife, Inc.	51,363,605
		209,430,290
	Materials - 2.4%
478,541	Freeport-McMoRan, Inc.	29,971,023
1,033,117	James Hardie Industries PLC*	27,160,646
120,959	Linde PLC	57,864,366
78,233	PPG Industries, Inc.	8,646,311
51,877	Reliance, Inc.	21,067,250
		144,709,596
	Media & Entertainment - 10.4%
1,037,712	Alphabet, Inc. Class A	369,560,375
231,560	EchoStar Corp. Class A*	19,471,881
302,062	Meta Platforms, Inc. Class A	168,160,936
482,551	Netflix, Inc.*	34,603,732
61,608	Reddit, Inc. Class A*	8,666,397
33,122	Spotify Technology SA*	16,559,013
174,365	Walt Disney Co.	16,772,169
		633,794,503

27

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
67,734	Agilent Technologies, Inc.	$9,372,354
206,101	Danaher Corp.	40,185,573
124,048	Eli Lilly & Co.	142,511,304
240,406	Gilead Sciences, Inc.	31,303,265
58,797	Illumina, Inc.*	12,059,265
762,090	Merck & Co., Inc.	99,224,118
56,440	Natera, Inc.*	15,112,374
7,932	Waters Corp.*	2,992,823
		352,761,076
	Semiconductors & Semiconductor Equipment - 17.2%
113,772	Advanced Micro Devices, Inc.*	54,172,538
613,107	Broadcom, Inc.	238,670,293
188,090	Intel Corp.*	16,965,718
381,120	KLA Corp.	69,676,359
105,484	Marvell Technology, Inc.	19,784,579
102,711	Microchip Technology, Inc.	7,630,400
104,635	Micron Technology, Inc.	86,117,744
2,174,120	NVIDIA Corp.	436,454,590
63,146	NXP Semiconductors NV	14,470,537
200,502	QUALCOMM, Inc.	29,596,100
288,196	Texas Instruments, Inc.	79,467,165
		1,053,006,023
	Software & Services - 7.6%
89,762	Cloudflare, Inc. Class A*	25,041,803
58,969	Datadog, Inc. Class A*	15,801,923
827,587	Microsoft Corp.	384,596,230
327,396	Palantir Technologies, Inc. Class A*	40,289,352
1,477	Rubicon Earnout Shares*(1)(2)	—
		465,729,308
	Technology Hardware & Equipment - 9.5%
197,180	Amphenol Corp. Class A	31,686,826
1,206,363	Apple, Inc.	372,657,594
206,168	Arista Networks, Inc.*	37,182,399
233,617	Corning, Inc.	32,297,550
437,378	Flex Ltd.*	49,751,748
23,398	Sandisk Corp.*	28,424,592
34,957	Seagate Technology Holdings PLC	29,927,737
		581,928,446
	Telecommunication Services - 0.4%
132,074	T-Mobile U.S., Inc.	22,810,501
	Transportation - 0.2%
91,717	CH Robinson Worldwide, Inc.	13,549,352
	Utilities - 2.7%
78,960	American Water Works Co., Inc.	10,594,063
198,585	Atmos Energy Corp.	34,311,516
1,915,991	Exelon Corp.	87,790,708
365,011	Sempra	32,321,724
		165,018,011
	Total Common Stocks (cost $4,061,475,420)	$5,893,730,265
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Health Care Equipment & Services - 0.0%
566,622	Lumeris Group Holdings Corp.*(1)(2)(3)	$492,961
Shares or Principal Amount			Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.0% - (continued)
	Software & Services - 0.0%
77,707	Lookout, Inc. Series F*(1)(2)(3)		$206,701
	Total Convertible Preferred Stocks (cost $1,783,654)		$699,662
	Total Long-Term Investments (cost $4,063,259,074)		$5,894,429,927
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
$ 41,696,736
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at 3.64%,
due on 08/03/2026 with a maturity value
of $41,709,384; collateralized by
U.S. Treasury Notes at 3.88% - 4.25%,
maturing 07/31/2028 - 04/15/2029, with
total market value of $42,530,755
			$41,696,736
	Total Short-Term Investments (cost $41,696,736)		$41,696,736
	Total Investments (cost $4,104,955,810)	97.1%	$5,936,126,663
	Other Assets and Liabilities	2.9%	174,907,252
	Net Assets	100.0%	$6,111,033,915
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $28,814,882 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	$887,655	$206,701
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	566,622	895,999	492,961
06/2015	Mammoth, Inc.	806,800	10,846,942	13,497,764
09/2015	Rubicon Earnout Shares	1,477	—	—
11/2013	Tory Burch LLC	316,327	24,792,580	14,617,456
			$37,423,176	$28,814,882

28

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	556	09/18/2026	$209,035,150	$(1,960,442)
Total futures contracts				$(1,960,442)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$5,893,730,265	$5,865,615,045	$—	$28,115,220
Convertible Preferred Stocks	699,662	—	—	699,662
Short-Term Investments	41,696,736	—	41,696,736	—
Total	$5,936,126,663	$5,865,615,045	$41,696,736	$28,814,882
Liabilities
Futures Contracts(2)	$(1,960,442)	$(1,960,442)	$—	$—
Total	$(1,960,442)	$(1,960,442)	$—	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2026 is not presented.

29

The Hartford Checks and Balances Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 67.4%
9,511,533	The Hartford Capital Appreciation Fund, Class F		$450,466,223
11,974,730	The Hartford Dividend and Growth Fund, Class F		460,667,860
	Total Domestic Equity Funds (cost $598,588,406)		$911,134,083
	Taxable Fixed Income Funds - 32.3%
13,218,647	Hartford Total Return Bond ETF		437,537,216
	Total Affiliated Investment Companies (cost $1,084,067,184)		$1,348,671,299
	Total Investments (cost $1,084,067,184)	99.7%	$1,348,671,299
	Other Assets and Liabilities	0.3%	4,147,691
	Net Assets	100.0%	$1,352,818,990
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
A summary of affiliate fund transactions for the period ended July 31, 2026 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2026	Shares as of July 31, 2026	Dividend Income	Capital Gains Distribution
Hartford Total Return Bond ETF	$461,197,497	$34,020,846	$40,352,243	$(5,795,132)	$(11,533,752)	$437,537,216	13,218,647	$15,985,885	$—
The Hartford Capital Appreciation Fund, Class F	464,277,852	62,600,863	77,790,405	5,114,077	(3,736,164)	450,466,223	9,511,533	2,883,020	28,894,557
The Hartford Dividend and Growth Fund, Class F	462,206,929	76,452,496	97,937,511	8,187,089	11,758,857	460,667,860	11,974,730	4,908,139	48,138,200
Total	$1,387,682,278	$173,074,205	$216,080,159	$7,506,034	$(3,511,059)	$1,348,671,299	34,704,910	$23,777,044	$77,032,757
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$1,348,671,299	$1,348,671,299	$—	$—
Total	$1,348,671,299	$1,348,671,299	$—	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.

30

Hartford Climate Opportunities Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.4%
	Brazil - 1.5%
273,654	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$1,495,362
21,785	Orizon Valorizacao de Residuos SA*	302,979
		1,798,341
	Chile - 0.4%
8,551	Antofagasta PLC	426,188
	China - 5.1%
24,300	BYD Co. Ltd. Class H	290,502
28,600	Contemporary Amperex Technology Co. Ltd. Class A	1,676,667
18,675	Contemporary Amperex Technology Co. Ltd. Class H(1)	1,478,402
65,038	Full Truck Alliance Co. Ltd. ADR	617,210
165,160	LONGi Green Energy Technology Co. Ltd. Class A*	317,741
39,900	Midea Group Co. Ltd. Class A	517,876
83,900	Shenzhen Inovance Technology Co. Ltd. Class A	796,584
28,700	Sungrow Power Supply Co. Ltd. Class A	441,355
		6,136,337
	Denmark - 1.4%
63,213	Vestas Wind Systems AS	1,701,533
	France - 1.0%
8,013	Legrand SA	1,218,210
	Germany - 6.3%
10,805	Bayerische Motoren Werke AG	740,612
32,319	Infineon Technologies AG	2,319,326
7,310	Knorr-Bremse AG	869,420
1,205	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	723,843
6,447	Siemens AG	2,112,336
7,867	Wacker Chemie AG*	805,771
		7,571,308
	India - 0.3%
115,585	Power Grid Corp. of India Ltd.	344,071
	Ireland - 1.1%
14,122	Kingspan Group PLC	1,312,552
	Italy - 0.5%
4,504	Prysmian SpA	621,521
	Japan - 6.7%
7,300	Daikin Industries Ltd.	1,057,440
22,949	FANUC Corp.	924,741
26,363	Harmonic Drive Systems, Inc.	989,927
3,400	Keyence Corp.	1,705,395
2,040	Maruwa Co. Ltd.	690,755
13,100	Mitsubishi Electric Corp.	471,902
33,140	Nitto Boseki Co. Ltd.(1)	569,187
32,874	Renesas Electronics Corp.	658,918
43,300	Sekisui Chemical Co. Ltd.	720,661
33,800	Sumitomo Forestry Co. Ltd.	285,083
		8,074,009
	Norway - 1.3%
48,231	Mowi ASA	1,032,878
30,103	Norsk Hydro ASA	277,671
23,097	TOMRA Systems ASA	256,714
		1,567,263
	Portugal - 0.6%
38,752	Jeronimo Martins SGPS SA	777,167
	South Africa - 0.4%
25,830	Shoprite Holdings Ltd.	449,260
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.4% - (continued)
	South Korea - 0.2%
557	HD Hyundai Electric Co. Ltd.	$257,573
	Spain - 1.7%
29,219	EDP Renewables SA(1)	453,389
67,197	Iberdrola SA	1,596,170
		2,049,559
	Switzerland - 0.8%
4,914	TE Connectivity PLC	1,010,761
	Taiwan - 2.1%
21,000	Chroma ATE, Inc.	1,319,347
202,000	E Ink Holdings, Inc.	1,168,834
		2,488,181
	United Kingdom - 1.2%
212,431	Kingfisher PLC	886,249
33,126	National Grid PLC	530,210
		1,416,459
	United States - 64.8%
10,171	AAON, Inc.	905,829
3,066	Acuity, Inc.	1,006,844
8,946	Advanced Drainage Systems, Inc.	1,238,842
1,807	Albemarle Corp.	212,576
12,768	Alphabet, Inc. Class A	4,547,068
9,669	Amazon.com, Inc.*	2,625,907
9,394	American Water Works Co., Inc.	1,260,393
6,953	Amphenol Corp. Class A	1,117,347
3,047	Analog Devices, Inc.	1,119,498
7,961	Applied Optoelectronics, Inc.*	750,882
22,590	Aptiv PLC*	1,275,657
20,040	Archer-Daniels-Midland Co.	1,588,571
3,664	ARM Holdings PLC ADR*	878,224
2,926	Bloom Energy Corp. Class A*	602,200
3,771	Cadence Design Systems, Inc.*	1,282,216
2,946	Carlisle Cos., Inc.	1,060,324
819	Caterpillar, Inc.	667,329
3,812	Chubb Ltd.	1,336,792
4,707	Clean Harbors, Inc.*	1,472,726
15,726	Core & Main, Inc. Class A*	691,472
5,403	Corning, Inc.	746,965
3,967	Credo Technology Group Holding Ltd.*	821,129
3,281	Deere & Co.	1,944,550
1,804	Eaton Corp. PLC	749,021
7,927	Ecolab, Inc.	2,200,773
1,377	EMCOR Group, Inc.	1,098,061
15,457	Enphase Energy, Inc.*	580,256
28,710	Exelon Corp.	1,315,492
4,043	Ferguson Enterprises, Inc.	947,396
8,951	Flex Ltd.*	1,018,176
49,332	HA Sustainable Infrastructure Capital, Inc.	1,868,203
67,050	James Hardie Industries PLC CDI*	1,730,877
20,582	Kroger Co.	1,188,405
2,936	Lowe's Cos., Inc.	610,130
10,801	Microchip Technology, Inc.	802,406
1,338	Micron Technology, Inc.	1,101,214
7,295	Microsoft Corp.	3,390,132
18,239	NextEra Energy, Inc.	1,585,334
11,658	Nextpower, Inc. Class A*	1,047,705
1,591	Parker-Hannifin Corp.	1,553,659
25,340	Procore Technologies, Inc.*	1,387,872
7,627	Public Service Enterprise Group, Inc.	584,838
4,855	Regal Rexnord Corp.	996,392
8,215	Republic Services, Inc.	1,729,668
23,222	Rollins, Inc.	881,739
1,319	S&P Global, Inc.	543,336
34,635	Samsara, Inc. Class A*	1,290,847
4,681	Schneider Electric SE	1,572,747

31

Hartford Climate Opportunities Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.4% - (continued)
	United States - 64.8% - (continued)
10,978	Sempra		$972,102
25,999	Smurfit WestRock PLC		1,195,174
815	Tesla, Inc.*		253,636
25,674	Tetra Tech, Inc.		851,350
4,322	Texas Instruments, Inc.		1,191,748
11,111	Timken Co.		1,528,318
5,909	Uber Technologies, Inc.*		415,757
16,248	UL Solutions, Inc. Class A		1,488,967
11,964	Veralto Corp.		1,126,650
6,077	Verisk Analytics, Inc.		1,184,104
3,732	Vertiv Holdings Co. Class A		901,539
5,531	Waste Management, Inc.		1,253,048
2,796	WESCO International, Inc.		960,398
4,969	Westinghouse Air Brake Technologies Corp.		1,445,283
28,271	Weyerhaeuser Co. REIT		707,623
13,181	Xylem, Inc.		1,541,782
			77,945,499
	Total Common Stocks (cost $87,509,898)		$117,165,792
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 400,362
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at 3.64%, due
on 08/03/2026 with a maturity value of
$400,483; collateralized by U.S. Treasury Note
at 4.25%, maturing 07/31/2028, with a market
value of $408,422
			$400,362
	Total Short-Term Investments (cost $400,362)		$400,362
	Total Investments (cost $87,910,260)	97.7%	$117,566,154
	Other Assets and Liabilities	2.3%	2,708,488
	Net Assets	100.0%	$120,274,642
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$117,165,792	$78,068,187	$39,097,605	$—
Short-Term Investments	400,362	—	400,362	—
Total	$117,566,154	$78,068,187	$39,497,967	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.

32

The Hartford Conservative Allocation Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.5%
	Domestic Equity Funds - 27.1%
236,266	Hartford Core Equity Fund, Class F	$13,807,394
247,683	Hartford Large Cap Growth ETF*	6,959,892
137,437	Hartford Small Cap Value Fund, Class F	2,047,807
44,092	Hartford US Quality Growth ETF	2,894,807
55,546	Hartford US Value ETF	3,530,109
299,951	The Hartford Equity Income Fund, Class F	6,604,928
69,757	The Hartford Small Company Fund, Class F*	1,999,231
	Total Domestic Equity Funds (cost $25,243,293)	$37,844,168
	International/Global Equity Funds - 10.4%
88,299	Hartford Multifactor Developed Markets (ex-US) ETF	3,675,887
82,802	Hartford Schroders Emerging Markets Equity Fund, Class F	2,315,968
148,853	Hartford Schroders International Contrarian Value Fund, Class F	2,831,181
131,809	The Hartford International Growth Fund, Class F	2,986,790
117,911	The Hartford International Opportunities Fund, Class F	2,798,030
	Total International/Global Equity Funds (cost $10,011,321)	$14,607,856
	Taxable Fixed Income Funds - 62.0%
789,114	Hartford Core Bond ETF	27,146,074
1,838,691	Hartford Schroders Core Fixed Income Fund, Class F	15,445,003
455,962	Hartford Strategic Income ETF	15,821,881
Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.5% - (continued)
	Taxable Fixed Income Funds - 62.0% - (continued)
681,462	The Hartford Inflation Plus Fund, Class F		$7,032,688
2,121,537	The Hartford World Bond Fund, Class F		21,130,516
	Total Taxable Fixed Income Funds (cost $89,704,633)		$86,576,162
	Total Affiliated Investment Companies (cost $124,959,247)		$139,028,186
	Total Investments (cost $124,959,247)	99.5%	$139,028,186
	Other Assets and Liabilities	0.5%	638,399
	Net Assets	100.0%	$139,666,585
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
A summary of affiliate fund transactions for the period ended July 31, 2026 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2026	Shares as of July 31, 2026	Dividend Income	Capital Gains Distribution
Hartford Core Bond ETF	$25,000,357	$4,172,962	$1,096,793	$(210,268)	$(720,184)	$27,146,074	789,114	$799,437	$—
Hartford Core Equity Fund, Class F	14,025,801	3,717,679	3,641,541	79,902	(374,447)	13,807,394	236,266	88,768	1,407,615
Hartford Large Cap Growth ETF	7,439,478	577,416	998,012	198,088	(257,078)	6,959,892	247,683	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	3,637,601	—	542,059	127,100	453,245	3,675,887	88,299	109,544	—
Hartford Schroders Core Fixed Income Fund, Class F	16,285,770	1,604,010	1,829,196	(13,750)	(601,831)	15,445,003	1,838,691	531,357	—
Hartford Schroders Emerging Markets Equity Fund, Class F	1,806,464	1,029,833	1,030,065	178,732	331,004	2,315,968	82,802	31,015	—
Hartford Schroders International Contrarian Value Fund, Class F	2,865,857	817,091	1,272,244	185,336	235,141	2,831,181	148,853	98,369	71,399
Hartford Small Cap Value Fund, Class F	1,427,479	878,784	677,581	72,003	347,122	2,047,807	137,437	19,820	76,764
Hartford Strategic Income ETF	16,709,173	801,428	1,198,676	(9,976)	(480,068)	15,821,881	455,962	681,121	—
Hartford US Quality Growth ETF	3,675,446	—	970,728	127,916	62,173	2,894,807	44,092	14,125	—
Hartford US Value ETF	3,750,535	—	833,954	97,653	515,875	3,530,109	55,546	60,266	—
The Hartford Equity Income Fund, Class F	6,808,472	790,055	1,191,314	(43,487)	241,202	6,604,928	299,951	99,936	690,120
The Hartford Inflation Plus Fund, Class F	7,252,887	2,151,570	2,157,058	(9,284)	(205,427)	7,032,688	681,462	314,296	—
The Hartford International Growth Fund, Class F	2,537,381	921,209	563,996	95,957	(3,761)	2,986,790	131,809	28,256	8,560
The Hartford International Opportunities Fund, Class F	4,341,706	362,836	2,071,941	385,167	(219,738)	2,798,030	117,911	79,194	275,816
The Hartford Small Company Fund, Class F	1,413,795	891,370	626,910	64,409	256,567	1,999,231	69,757	—	—
The Hartford World Bond Fund, Class F	26,081,414	2,356,372	6,599,073	(187,018)	(521,179)	21,130,516	2,121,537	1,083,608	—
Total	$145,059,616	$21,072,615	$27,301,141	$1,138,480	$(941,384)	$139,028,186	7,547,172	$4,039,112	$2,530,274

33

The Hartford Conservative Allocation Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$139,028,186	$139,028,186	$—	$—
Total	$139,028,186	$139,028,186	$—	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.

34

Hartford Core Equity Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 0.3%
112,766	Tesla, Inc.*	$35,093,907
	Banks - 4.5%
1,796,506	Fifth Third Bancorp	101,502,589
751,603	JP Morgan Chase & Co.	264,406,420
1,674,707	Wells Fargo & Co.	144,778,420
		510,687,429
	Capital Goods - 8.5%
287,837	Eaton Corp. PLC	119,509,922
304,748	Ferguson Enterprises, Inc.	71,411,599
274,953	FTAI Aviation Ltd.	56,640,318
511,383	General Electric Co.	184,133,677
431,384	ITT, Inc.	84,542,636
295,102	L3Harris Technologies, Inc.	81,760,960
110,376	Parker-Hannifin Corp.	107,785,475
726,810	RTX Corp.	156,424,048
231,911	Trane Technologies PLC	105,507,910
		967,716,545
	Commercial & Professional Services - 1.0%
548,738	Cintas Corp.	112,288,257
	Consumer Discretionary Distribution & Retail - 8.1%
2,237,576	Amazon.com, Inc.*	607,680,890
33,803	AutoZone, Inc.*	101,958,299
565,800	Lowe's Cos., Inc.	117,578,898
679,527	O'Reilly Automotive, Inc.*	60,715,737
201,308	Pool Corp.	37,384,909
		925,318,733
	Consumer Services - 0.5%
159,950	Marriott International, Inc. Class A	59,634,158
	Consumer Staples Distribution & Retail - 3.9%
1,334,685	BJ's Wholesale Club Holdings, Inc.*	130,505,499
78,167	Casey's General Stores, Inc.	68,083,457
621,492	Performance Food Group Co.*	71,092,470
1,561,323	Walmart, Inc.	173,619,118
		443,300,544
	Energy - 3.3%
1,128,844	Devon Energy Corp.	50,944,730
279,024	Diamondback Energy, Inc.	56,627,921
368,432	EOG Resources, Inc.	54,782,154
261,802	Phillips 66	55,418,247
284,015	Targa Resources Corp.	76,789,136
1,130,141	Williams Cos., Inc.	80,850,287
		375,412,475
	Equity Real Estate Investment Trusts (REITs) - 2.2%
523,190	Simon Property Group, Inc. REIT	120,004,090
580,039	Welltower, Inc. REIT	135,984,343
		255,988,433
	Financial Services - 5.5%
96,351	Goldman Sachs Group, Inc.	98,121,931
826,662	Intercontinental Exchange, Inc.	126,049,422
407,600	Mastercard, Inc. Class A	233,595,560
91,238	MSCI, Inc.	52,210,033
1,184,547	Nasdaq, Inc.	111,572,482
		621,549,428
	Food, Beverage & Tobacco - 2.1%
708,724	Monster Beverage Corp.*	68,306,819
881,565	Philip Morris International, Inc.	168,220,233
		236,527,052
	Health Care Equipment & Services - 1.9%
389,242	Cencora, Inc.	121,186,604
251,255	HCA Healthcare, Inc.	101,152,751
		222,339,355
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Insurance - 1.7%
420,911	Arthur J Gallagher & Co.	$104,983,622
252,165	Chubb Ltd.	88,429,222
		193,412,844
	Materials - 1.9%
193,142	Linde PLC	92,395,270
349,352	Sherwin-Williams Co.	119,076,629
		211,471,899
	Media & Entertainment - 10.8%
2,217,043	Alphabet, Inc. Class A	789,555,523
405,407	EchoStar Corp. Class A*	34,090,675
498,862	Meta Platforms, Inc. Class A	277,721,464
1,815,773	Netflix, Inc.*	130,209,082
		1,231,576,744
	Pharmaceuticals, Biotechnology & Life Sciences - 5.9%
550,591	Bridgebio Pharma, Inc.*	44,096,833
219,943	Eli Lilly & Co.	252,679,316
880,282	Gilead Sciences, Inc.	114,621,519
1,172,874	Merck & Co., Inc.	152,708,195
232,830	Vertex Pharmaceuticals, Inc.*	111,083,193
		675,189,056
	Semiconductors & Semiconductor Equipment - 18.0%
239,558	Advanced Micro Devices, Inc.*	114,065,542
1,137,642	Broadcom, Inc.	442,861,278
855,292	KLA Corp.	156,364,483
250,373	Micron Technology, Inc.	206,064,490
4,913,783	NVIDIA Corp.	986,441,937
534,513	Texas Instruments, Inc.	147,386,615
		2,053,184,345
	Software & Services - 7.5%
108,215	Cadence Design Systems, Inc.*	36,795,264
1,632,198	Microsoft Corp.	758,515,055
305,567	Oracle Corp.	39,683,986
128,324	Palantir Technologies, Inc. Class A*	15,791,552
		850,785,857
	Technology Hardware & Equipment - 9.8%
2,740,280	Apple, Inc.	846,499,895
604,888	Cisco Systems, Inc.	70,160,959
749,673	Corning, Inc.	103,642,292
20,599	Sandisk Corp.*	25,024,283
86,387	Seagate Technology Holdings PLC	73,958,503
		1,119,285,932
	Telecommunication Services - 0.3%
357,012	Space Exploration Technologies Corp. Class A*(1)	38,689,390
	Utilities - 2.1%
543,132	Atmos Energy Corp.	93,842,347
1,032,442	CMS Energy Corp.	74,325,500
698,646	WEC Energy Group, Inc.	76,445,845
		244,613,692
	Total Common Stocks (cost $5,975,023,261)	$11,384,066,075
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.0%
$ 4,214,763
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at 3.64%,
due on 08/03/2026 with a maturity value
of $4,216,041; collateralized by
U.S. Treasury Note at 3.88%, maturing
04/15/2029, with a market value of
$4,299,193
		$4,214,763

35

Hartford Core Equity Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4% - (continued)
	Securities Lending Collateral - 0.4%
39,539,079	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(2)		$39,539,079
	Total Short-Term Investments (cost $43,753,842)		$43,753,842
	Total Investments (cost $6,018,777,103)	100.2%	$11,427,819,917
	Other Assets and Liabilities	(0.2)%	(26,803,662)
	Net Assets	100.0%	$11,401,016,255
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$11,384,066,075	$11,384,066,075	$—	$—
Short-Term Investments	43,753,842	39,539,079	4,214,763	—
Total	$11,427,819,917	$11,423,605,154	$4,214,763	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.

36

The Hartford Dividend and Growth Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2%
	Banks - 6.3%
7,918,901	Bank of America Corp.	$490,575,917
11,087,868	Huntington Bancshares, Inc.	188,937,271
6,576,597	Truist Financial Corp.	340,930,788
1,804,066	Wells Fargo & Co.	155,961,506
		1,176,405,482
	Capital Goods - 8.1%
811,849	Airbus SE	190,588,447
233,457	General Dynamics Corp.	89,512,083
504,649	Hubbell, Inc.	238,471,885
536,072	Lockheed Martin Corp.	312,390,597
3,027,215	Masco Corp.	216,385,328
2,454,737	Otis Worldwide Corp.	176,618,327
412,879	Vertiv Holdings Co. Class A	99,739,180
705,346	Westinghouse Air Brake Technologies Corp.	205,156,938
		1,528,862,785
	Consumer Discretionary Distribution & Retail - 9.6%
5,238,828	Amazon.com, Inc.*	1,422,760,908
1,347,968	Lowe's Cos., Inc.	280,121,230
604,202	TJX Cos., Inc.	95,065,143
		1,797,947,281
	Consumer Durables & Apparel - 0.5%
631,362	Tapestry, Inc.	96,200,628
	Consumer Services - 0.9%
565,851	Expedia Group, Inc.	166,778,924
	Consumer Staples Distribution & Retail - 0.8%
1,745,728	Sysco Corp.	148,805,855
	Energy - 5.8%
2,101,707	ConocoPhillips	253,213,659
4,186,535	Devon Energy Corp.	188,938,325
3,523,582	EQT Corp.	187,771,685
1,638,152	TotalEnergies SE(1)	143,928,035
4,531,997	Williams Cos., Inc.	324,219,065
		1,098,070,769
	Equity Real Estate Investment Trusts (REITs) - 3.1%
624,300	Public Storage REIT	202,379,331
1,580,243	Welltower, Inc. REIT	370,472,169
		572,851,500
	Financial Services - 7.5%
247,658	American Express Co.	83,275,003
238,478	Blackrock, Inc.	260,034,026
358,113	CME Group, Inc.	95,899,080
2,067,050	Intercontinental Exchange, Inc.	315,183,784
453,234	Morgan Stanley	95,369,498
688,721	S&P Global, Inc.	283,704,842
780,411	Visa, Inc. Class A	285,731,879
		1,419,198,112
	Food, Beverage & Tobacco - 3.3%
2,147,674	Anheuser-Busch InBev SA ADR(1)	185,730,848
2,274,443	Philip Morris International, Inc.	434,009,213
		619,740,061
	Health Care Equipment & Services - 5.1%
458,545	HCA Healthcare, Inc.	184,605,631
476,772	Humana, Inc.	173,478,260
610,718	Labcorp Holdings, Inc.	188,834,006
1,011,961	UnitedHealth Group, Inc.	419,356,638
		966,274,535
	Household & Personal Products - 1.8%
5,318,226	Unilever PLC ADR	337,228,711
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2% - (continued)
	Insurance - 2.5%
2,836,088	American International Group, Inc.	$222,859,795
1,270,944	Marsh & McLennan Cos., Inc.	241,085,367
		463,945,162
	Materials - 2.6%
3,786,217	Amcor PLC	169,925,419
762,162	Avery Dennison Corp.	129,361,756
2,300,095	BHP Group Ltd. ADR(1)	194,335,027
		493,622,202
	Media & Entertainment - 2.9%
528,615	Alphabet, Inc. Class A	188,255,660
1,276,852	Publicis Groupe SA	136,279,062
2,278,338	Walt Disney Co.	219,153,332
		543,688,054
	Pharmaceuticals, Biotechnology & Life Sciences - 8.8%
741,288	AbbVie, Inc.	186,018,811
1,458,113	AstraZeneca PLC	247,354,289
1,208,912	Danaher Corp.	235,713,662
1,407,770	Gilead Sciences, Inc.	183,305,732
1,471,552	Johnson & Johnson	377,232,355
3,303,030	Merck & Co., Inc.	430,054,506
		1,659,679,355
	Semiconductors & Semiconductor Equipment - 5.2%
738,545	Broadcom, Inc.	287,500,798
1,022,546	Intel Corp.*	92,233,649
593,321	NXP Semiconductors NV	135,965,440
1,658,736	QUALCOMM, Inc.	244,846,021
558,658	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	225,837,497
		986,383,405
	Software & Services - 9.5%
3,077,843	Microsoft Corp.	1,430,335,199
470,953	Roper Technologies, Inc.	184,599,448
908,216	Salesforce, Inc.	167,129,908
		1,782,064,555
	Technology Hardware & Equipment - 8.3%
2,594,534	Apple, Inc.	801,477,498
3,636,490	Cisco Systems, Inc.	421,796,475
555,593	Dell Technologies, Inc. Class C	225,220,735
458,809	TD SYNNEX Corp.	117,317,461
		1,565,812,169
	Transportation - 2.6%
1,942,685	Delta Air Lines, Inc.	169,868,376
543,005	JB Hunt Transport Services, Inc.	147,561,609
1,655,719	United Parcel Service, Inc. Class B	172,559,034
		489,989,019
	Utilities - 4.0%
1,732,955	Duke Energy Corp.	217,364,546
5,785,549	Exelon Corp.	265,093,855
3,100,128	Sempra	274,516,334
		756,974,735
	Total Common Stocks (cost $13,195,505,056)	$18,670,523,299
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.2%
$ 36,019,899
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at 3.64%,
due on 08/03/2026 with a maturity value
of $36,030,825; collateralized by
U.S. Treasury Note at 4.13%, maturing
06/30/2028, with a market value of
$36,740,428
		$36,019,899

37

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.7% - (continued)
	Securities Lending Collateral - 0.5%
84,587,556	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(2)		$84,587,556
	Total Short-Term Investments (cost $120,607,455)		$120,607,455
	Total Investments (cost $13,316,112,511)	99.9%	$18,791,130,754
	Other Assets and Liabilities	0.1%	25,235,576
	Net Assets	100.0%	$18,816,366,330
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$18,670,523,299	$18,343,655,790	$326,867,509	$—
Short-Term Investments	120,607,455	84,587,556	36,019,899	—
Total	$18,791,130,754	$18,428,243,346	$362,887,408	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.

38

Hartford Dynamic Bond Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.4%
	Aerospace & Defense - 0.8%
$ 7,395,000	BAE Systems PLC 3.40%, 04/15/2030(1)	$7,022,600
9,805,000	Boeing Co. 6.39%, 05/01/2031	10,314,868
9,105,000	Hexcel Corp. 4.90%, 05/15/2031	8,992,382
8,780,000	Honeywell Aerospace, Inc. 4.30%, 03/16/2031(1)	8,542,493
		34,872,343
	Agriculture - 0.8%
29,495,000	Imperial Brands Finance PLC 4.88%, 02/07/2032(1)	28,909,680
4,845,000	Philip Morris International, Inc. 5.13%, 02/15/2030	4,882,172
		33,791,852
	Airlines - 0.2%
10,190,000	American Airlines Pass-Through Trust 5.25%, 05/10/2040	9,879,393
	Auto Manufacturers - 1.0%
10,375,000	American Honda Finance Corp. 5.20%, 04/08/2033	10,222,836
	Hyundai Capital America
4,120,000	4.75%, 06/18/2029(1)	4,091,797
16,665,000	5.00%, 04/07/2031(1)	16,488,614
10,410,000	Stellantis Financial Services U.S. Corp. 5.40%, 06/15/2029(1)	10,336,808
		41,140,055
	Chemicals - 1.9%
20,995,000	Nutrien Ltd. 4.85%, 05/29/2031	20,829,511
	OCP SA
22,775,000	3.75%, 06/23/2031(2)	20,733,398
10,465,000	6.74%, 04/22/2031, (6.74% fixed rate until 04/22/2031; 5 yr. USD CMT + 2.75% thereafter)(1)(3)(4)	10,275,217
4,575,000	7.37%, 04/22/2036, (7.37% fixed rate until 04/22/2036; 5 yr. USD CMT + 3.22% thereafter)(1)(3)(4)	4,489,194
17,870,000	SCIH Salt Holdings, Inc. 6.63%, 08/15/2031(1)	17,866,795
	UPL Corp. Ltd.
2,580,000	4.50%, 03/08/2028(2)	2,501,213
2,180,000	4.63%, 06/16/2030(2)	2,013,717
		78,709,045
	Commercial Banks - 5.1%
10,400,000	Banco Bilbao Vizcaya Argentaria SA 4.97%, 05/08/2031	10,290,512
8,395,000	Bank of Montreal 4.88%, 06/02/2032, (4.88% fixed rate until 06/02/2031; 6 mo. USD SOFR + 0.96% thereafter)(4)	8,300,221
21,085,000	Bank of New York Mellon Corp. 4.54%, 04/23/2032, (4.54% fixed rate until 04/23/2031; 6 mo. USD SOFR + 0.90% thereafter)(4)	20,661,022
15,560,000	Barclays PLC 4.91%, 06/26/2030, (4.91% fixed rate until 06/26/2029; 6 mo. USD SOFR + 0.91% thereafter)(4)	15,477,188
20,900,000	Deutsche Bank AG 5.06%, 04/14/2032, (5.06% fixed rate until 04/14/2031; 6 mo. USD SOFR + 1.41% thereafter)(4)(5)	20,652,064
20,890,000	Goldman Sachs Group, Inc. 5.24%, 07/21/2032, (5.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.17% thereafter)(4)	20,848,918
10,410,000	Intesa Sanpaolo SpA 5.00%, 06/29/2030, (5.00% fixed rate until 06/29/2029; 1 yr. USD CMT + 0.80% thereafter)(1)(4)	10,363,507
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.4% - (continued)
	Commercial Banks - 5.1% - (continued)
$ 15,700,000	JP Morgan Chase & Co. 5.04%, 07/23/2032, (5.04% fixed rate until 07/23/2031; 6 mo. USD SOFR + 1.02% thereafter)(4)	$15,631,472
10,390,000	Manufacturers & Traders Trust Co. 4.55%, 04/18/2030, (4.55% fixed rate until 04/18/2029; 6 mo. USD SOFR + 0.94% thereafter)(4)	10,276,641
20,875,000	Morgan Stanley 5.17%, 07/14/2032, (5.17% fixed rate until 07/14/2031; 6 mo. USD SOFR + 1.16% thereafter)(4)	20,796,198
18,920,000	Royal Bank of Canada 4.40%, 04/17/2030, (4.40% fixed rate until 04/17/2029; 6 mo. USD SOFR + 0.84% thereafter)(4)	18,673,474
9,540,000	Santander Holdings USA, Inc. 5.04%, 06/05/2030, (5.04% fixed rate until 06/05/2029; 6 mo. USD SOFR + 1.10% thereafter)(4)	9,492,648
11,355,000	Sumitomo Mitsui Financial Group, Inc. 4.93%, 07/07/2032, (4.93% fixed rate until 07/07/2031; 6 mo. USD SOFR + 1.05% thereafter)(4)	11,218,203
21,020,000	Wells Fargo & Co. 4.84%, 05/20/2032, (4.84% fixed rate until 05/20/2031; 6 mo. USD SOFR + 0.97% thereafter)(4)	20,733,808
		213,415,876
	Commercial Services - 0.4%
	Element Fleet Management Corp.
11,195,000	4.64%, 11/24/2030(1)	10,966,153
1,725,000	4.80%, 05/29/2029(1)	1,714,421
3,195,000	Sunbelt Rentals Holdings, Inc. 4.95%, 08/12/2030(1)	3,169,188
		15,849,762
	Diversified Financial Services - 2.2%
21,140,000	Aercap Funding DAC 4.88%, 07/07/2031	20,806,279
21,775,000	AGFC Capital Trust I 5.76%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(1)(4)	13,669,474
21,075,000	Aircastle Ltd./Aircastle Ireland DAC 5.00%, 05/15/2031(1)	20,716,884
10,410,000	American Express Co. 4.44%, 05/03/2030, (4.44% fixed rate until 05/03/2029; 6 mo. USD SOFR + 0.81% thereafter)(4)	10,306,790
12,570,000	Capital One Financial Corp. 4.72%, 01/30/2032, (4.72% fixed rate until 01/30/2031; 6 mo. USD SOFR + 1.15% thereafter)(4)	12,291,786
	PennyMac Financial Services, Inc.
9,646,000	6.75%, 02/15/2034(1)	8,946,905
1,034,000	6.88%, 05/15/2032(1)	988,396
4,035,000	Synchrony Financial 5.45%, 10/15/2030, (5.45% fixed rate until 10/15/2029; 6 mo. USD SOFR + 1.35% thereafter)(4)	4,040,354
		91,766,868
	Electric - 6.5%
9,265,000	CHPE LLC 4.88%, 06/30/2031(1)	9,130,171
4,160,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	3,908,683
16,745,000	Constellation Energy Generation LLC 4.80%, 01/15/2032	16,417,540
12,620,000	Dayton Power & Light Co. 4.55%, 08/15/2030	12,364,878
7,110,000	Duke Energy Carolinas LLC 4.65%, 06/15/2031	7,030,184
	Edison International
21,285,000	4.80%, 03/15/2031	20,582,111
15,705,000	5.00%, 05/05/2028	15,709,729

39

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.4% - (continued)
	Electric - 6.5% - (continued)
$ 7,125,000	Monongahela Power Co. 4.45%, 08/15/2029(1)	$7,055,930
7,885,000	NextEra Energy Capital Holdings, Inc. 6.63%, 10/01/2066, (6.63% fixed rate until 07/04/2046; 5 yr. USD CMT + 1.69% thereafter)(4)	7,679,806
21,150,000	NRG Energy, Inc. 4.96%, 04/30/2031(1)	20,677,798
7,070,000	NSTAR Electric Co. 4.65%, 05/15/2031	6,984,191
	Pacific Gas & Electric Co.
20,890,000	2.50%, 02/01/2031	18,636,755
24,230,000	4.95%, 07/01/2050	19,548,005
31,610,000	5.05%, 11/15/2031	31,278,584
21,005,000	5.05%, 10/15/2032	20,666,194
4,435,000	PacifiCorp 4.25%, 03/15/2029	4,363,499
10,280,000	Pinnacle West Capital Corp. 4.65%, 06/01/2029	10,234,560
7,425,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(2)	7,201,311
31,235,000	Southern California Edison Co. 4.95%, 09/15/2031	30,866,846
		270,336,775
	Electronics - 0.8%
20,955,000	Fortive Corp. 4.75%, 05/15/2031	20,588,822
4,100,000	Honeywell International, Inc. 1.75%, 09/01/2031	3,524,440
7,870,000	Hubbell, Inc. 4.65%, 06/15/2031	7,759,488
		31,872,750
	Engineering & Construction - 0.3%
14,405,000	Mexico City Airport Trust 5.50%, 07/31/2047(1)	12,112,876
	Entertainment - 0.2%
8,763,000	Caesars Entertainment, Inc. 6.50%, 02/15/2032(1)	8,373,654
	Food - 0.4%
8,925,000	Mars, Inc. 4.80%, 03/01/2030(1)	8,894,603
9,315,000	Sysco Corp. 4.40%, 07/25/2031	8,997,174
		17,891,777
	Forest Products & Paper - 0.3%
10,310,000	Georgia-Pacific LLC 4.40%, 05/15/2029(1)	10,212,502
	Gas - 0.2%
9,255,000	NiSource, Inc. 4.75%, 05/18/2031	9,148,179
	Healthcare - Products - 0.4%
13,725,000	Medline Borrower LP/Medline Co-Issuer, Inc. 5.00%, 06/15/2031(1)	13,534,269
835,000	Thermo Fisher Scientific, Inc. 4.22%, 02/12/2031	812,595
		14,346,864
	Healthcare - Services - 0.2%
9,205,000	HCA, Inc. 4.70%, 05/15/2031	9,030,256
	Insurance - 2.4%
9,280,000	American National Global Funding 5.00%, 06/22/2029(1)	9,215,567
20,420,000	American National Group, Inc. 6.14%, 06/13/2032(1)(5)	20,836,859
	Athene Global Funding
21,995,000	2.65%, 10/04/2031(1)	19,097,623
10,365,000	5.13%, 06/01/2029(1)	10,351,812
15,954,000	Fortitude Global Funding 5.50%, 06/12/2031(1)	15,882,037
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.4% - (continued)
	Insurance - 2.4% - (continued)
$ 21,535,000	GA Global Funding Trust 2.90%, 01/06/2032(1)	$18,758,808
5,495,000	Sammons Financial Group, Inc. 5.95%, 06/15/2036(1)	5,393,344
		99,536,050
	Internet - 3.1%
	Amazon.com, Inc.
21,005,000	5.10%, 07/09/2033	20,809,829
4,530,000	6.05%, 03/13/2076	4,187,793
39,420,000	6.25%, 07/09/2066	37,785,688
21,635,000	Beignet Investor LLC 6.58%, 05/30/2049(1)	20,974,340
44,315,000	Meta Platforms, Inc. 6.45%, 05/15/2066	40,595,067
4,758,000	Rakuten Group, Inc. 6.25%, 04/22/2031, (6.25% fixed rate until 04/22/2031; 5 yr. USD CMT + 4.96% thereafter)(2)(3)(4)	4,504,989
		128,857,706
	Investment Company Security - 0.8%
	HA Sustainable Infrastructure Capital, Inc.
10,525,000	5.95%, 07/15/2033(1)	10,402,685
20,425,000	6.15%, 01/15/2031	20,755,969
		31,158,654
	Iron/Steel - 0.3%
13,905,000	U.S. Steel Corp. 5.20%, 08/01/2031(1)	13,748,544
	Leisure Time - 0.4%
16,708,000	NCL Corp. Ltd. 5.88%, 01/15/2031(1)	15,968,195
	Lodging - 1.2%
	Gohl Capital Holdings Ltd.
7,350,000	7.63%, 10/29/2031, (7.63% fixed rate until 10/29/2031; 5 yr. USD CMT + 3.71% thereafter)(2)(3)(4)	7,027,325
7,170,000	8.30%, 04/29/2036, (8.30% fixed rate until 04/29/2036; 5 yr. USD CMT + 4.26% thereafter)(2)(3)(4)	6,732,380
8,595,000	Las Vegas Sands Corp. 5.30%, 05/15/2031	8,481,501
16,010,000	MGM China Holdings Ltd. 6.25%, 05/15/2033(1)	15,401,075
10,907,000	Studio City Finance Ltd. 5.00%, 01/15/2029(1)	10,377,694
		48,019,975
	Media - 3.4%
	Charter Communications Operating LLC/Charter Communications Operating Capital
26,010,000	3.85%, 04/01/2061	14,201,848
3,565,000	3.95%, 06/30/2062	1,943,865
7,320,000	4.40%, 12/01/2061	4,381,819
4,635,000	6.48%, 10/23/2045	4,018,962
7,971,000	Comcast Corp. 3.40%, 07/15/2046	5,064,835
7,550,000	Grupo Televisa SAB 5.00%, 05/13/2045	5,157,379
	Paramount Global
35,960,000	4.20%, 05/19/2032	30,577,147
9,535,000	4.95%, 01/15/2031	8,737,892
	Space Exploration Technologies Corp.
18,470,000	5.65%, 07/15/2033(1)	17,694,757
20,545,000	6.60%, 07/15/2046(1)	18,323,241
17,000,000	6.65%, 07/15/2056(1)(5)	15,044,206
	Time Warner Cable LLC
5,010,000	5.50%, 09/01/2041	4,129,967
4,985,000	5.88%, 11/15/2040	4,260,316
6,938,000	Univision Communications, Inc. 8.88%, 04/15/2033(1)	6,717,542
2,165,000	Ziggo BV 4.88%, 01/15/2030(1)	1,949,671
		142,203,447

40

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.4% - (continued)
	Mining - 0.8%
$ 10,405,000	Glencore Funding LLC 4.90%, 07/01/2031(1)	$10,289,201
17,690,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(2)	17,790,851
4,900,000	Rio Tinto Finance USA PLC 4.88%, 03/14/2030	4,906,968
		32,987,020
	Miscellaneous Manufacturing - 0.3%
7,145,000	Eaton Corp. 4.20%, 03/06/2031	6,929,480
4,545,000	Entegris, Inc. 4.75%, 04/15/2029(1)	4,469,167
		11,398,647
	Oil & Gas - 0.7%
4,760,000	ConocoPhillips Co. 4.70%, 01/15/2030	4,746,185
	Hilcorp Energy I LP/Hilcorp Finance Co.
3,160,000	6.25%, 04/15/2032(1)	3,067,575
2,105,000	6.88%, 05/15/2034(1)	2,061,761
6,330,000	Petroleos Mexicanos 6.35%, 02/12/2048	4,995,563
11,580,000	Saudi Arabian Oil Co. 5.88%, 07/17/2064(2)	10,242,233
5,115,000	SM Energy Co. 6.63%, 04/15/2034(1)	5,083,419
		30,196,736
	Oil & Gas Services - 0.2%
9,205,000	Schlumberger Investment SA 4.55%, 05/07/2031	9,071,295
	Pharmaceuticals - 0.5%
20,955,000	Bayer U.S. Finance LLC 5.13%, 07/20/2031(1)	20,773,962
	Pipelines - 1.4%
9,050,000	Enbridge, Inc. 4.85%, 03/27/2031	8,962,002
1,970,000	Esentia Energy Development SAB de CV 6.13%, 07/30/2033(1)	1,927,448
	Galaxy Pipeline Assets Bidco Ltd.
7,525,000	2.63%, 03/31/2036(2)	6,425,651
6,702,144	2.94%, 09/30/2040(2)	5,426,579
10,415,000	Green Palm Bidco SARL 5.96%, 06/30/2041(1)	10,205,117
12,845,000	Kinder Morgan, Inc. 5.55%, 08/01/2036	12,757,889
10,515,000	Rio Grande LNG LLC 5.25%, 06/30/2031(1)	10,383,458
		56,088,144
	Real Estate Investment Trusts - 1.6%
10,144,000	American Assets Trust LP 3.38%, 02/01/2031	9,197,924
5,190,000	Cousins Properties LP 5.25%, 07/15/2030	5,198,531
9,145,000	Equinix Europe 2 Financing Corp. LLC 4.60%, 11/15/2030	8,929,676
11,476,000	Piedmont Operating Partnership LP 3.15%, 08/15/2030	10,485,781
13,545,000	Public Storage Operating Co. 4.70%, 02/01/2032	13,368,995
20,275,000	SBA Communications Corp. 4.88%, 01/15/2030	20,189,192
		67,370,099
	Retail - 0.1%
5,055,000	PetSmart LLC/PetSmart Finance Corp. 7.50%, 09/15/2032(1)	5,107,612
	Semiconductors - 1.0%
20,995,000	Intel Corp. 4.65%, 06/01/2031	20,528,566
9,895,000	Marvell Technology, Inc. 2.95%, 04/15/2031	8,971,976
5,615,000	NVIDIA Corp. 5.63%, 06/15/2056	5,080,958
5,196,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	4,711,655
		39,293,155
	Software - 1.9%
	Cloud Software Group LLC
16,560,000	6.63%, 08/15/2033(1)(5)	14,437,834
4,515,000	8.25%, 06/30/2032(1)	4,271,134
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.4% - (continued)
	Software - 1.9% - (continued)
	Oracle Corp.
$ 20,115,000	6.10%, 09/26/2065	$15,805,868
23,552,000	6.13%, 08/03/2065	18,621,570
8,568,000	6.70%, 02/04/2056(5)	7,554,923
12,363,000	6.85%, 02/04/2066	10,878,034
10,555,000	Roper Technologies, Inc. 1.75%, 02/15/2031	9,115,641
		80,685,004
	Telecommunications - 1.3%
3,850,000	Lumen Technologies, Inc. 4.50%, 01/15/2029(1)	3,657,500
20,960,000	NTT Finance Corp. 5.01%, 11/01/2031(1)	20,703,056
5,425,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	5,257,789
11,545,000	Telecommunications Co. Telekom Srbija AD Belgrade 7.25%, 05/18/2031(1)	11,410,666
5,578,000	Vmed O2 U.K. Financing I PLC 4.75%, 07/15/2031(1)	4,409,678
10,520,000	Vodafone Group PLC 4.80%, 06/18/2031	10,332,474
		55,771,163
	Trucking & Leasing - 0.3%
10,755,000	DAE Funding LLC 3.38%, 03/20/2028(2)	10,358,885
	Total Corporate Bonds (cost $1,824,610,388)	$1,801,345,120
FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
	Mexico - 0.5%
10,160,000	Eagle Funding Luxco SARL 5.50%, 08/17/2030(2)	$10,142,220
17,845,000	Mexico Government International Bonds 3.77%, 05/24/2061	10,028,890
	Total Foreign Government Obligations (cost $20,583,034)	$20,171,110
U.S. GOVERNMENT SECURITIES - 35.6%
	U.S. Treasury Securities - 35.6%
	U.S. Treasury Bonds - 7.2%
137,455,000	1.13%, 05/15/2040	$83,858,288
39,220,000	3.50%, 02/15/2039	34,274,603
70,555,000	4.63%, 02/15/2040	68,121,404
108,215,000	5.00%, 05/15/2046	104,681,104
7,260,000	5.00%, 05/15/2056	6,983,212
		297,918,611
	U.S. Treasury Notes - 28.4%
58,785,000	3.75%, 10/31/2032	56,334,859
306,205,000	3.75%, 02/28/2033	292,617,153
6,785,000	3.88%, 04/30/2030	6,667,058
40,125,000	3.88%, 08/15/2034	38,098,374
62,320,000	4.00%, 03/31/2030	61,528,828
109,460,000	4.13%, 07/15/2029	108,844,288
59,325,000	4.13%, 11/30/2029	58,896,284
45,000,000	4.13%, 02/15/2036(6)	43,003,125
165,570,000	4.25%, 03/31/2033(6)(7)	162,763,072
105,110,000	4.25%, 08/15/2035	101,771,937
163,470,000	4.38%, 07/31/2031	163,099,639
88,900,000	4.38%, 05/15/2036	86,566,375
		1,180,190,992
	Total U.S. Government Securities (cost $1,492,294,684)	$1,478,109,603
	Total Long-Term Investments (cost $3,337,488,106)	$3,299,625,833

41

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 19.8%
	Repurchase Agreements - 0.2%
$ 7,544,181
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at 3.64%,
due on 08/03/2026 with a maturity value
of $7,546,469; collateralized by
U.S. Treasury Note at 3.88%, maturing
04/15/2029, with a market value of
$7,695,156
			$7,544,181
	Securities Lending Collateral - 0.6%
25,043,395	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(8)		25,043,395
	U.S. Treasury Securities - 19.0%
	U.S. Treasury Bills - 19.0%
756,635,000	3.74%, 10/27/2026(9)		750,095,517
42,315,000	3.82%, 11/03/2026(9)		41,916,551
			792,012,068
	Total Short-Term Investments (cost $824,299,306)		$824,599,644
	Total Investments (cost $4,161,787,412)	99.3%	$4,124,225,477
	Other Assets and Liabilities	0.7%	27,497,101
	Net Assets	100.0%	$4,151,722,578
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$656,915,961, representing 15.8% of net assets.

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the aggregate value of these securities was $111,100,752, representing 2.7% of net assets.

(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(5)	Represents entire or partial securities on loan.
(6)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2026, the market value of securities pledged was $47,918,359.
(7)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2026, the market value of securities pledged was $4,915,234.
(8)	Current yield as of period end.
(9)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	1,327	09/21/2026	$143,316,000	$(667,199)
Total futures contracts				$(667,199)

42

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at July 31, 2026
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Celanese U.S. Holdings LLC (BB)	GSC	USD	2,895,000	5.00%	06/20/2031	Quarterly	$374,244	$—	$420,795	$46,551
Celanese U.S. Holdings LLC (BB)	GSC	USD	840,000	5.00%	06/20/2031	Quarterly	104,327	—	122,096	17,769
Total OTC credit default swap contracts							$478,571	$—	$542,891	$64,320

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S46.V1	USD	308,330,550	5.00%	06/20/2031	Quarterly	$23,122,985	$—	$24,892,292	$1,769,307
CDX.NA.IG.S46.V1	USD	203,855,000	1.00%	06/20/2031	Quarterly	4,218,974	—	4,430,381	211,407
Total						$27,341,959	$—	$29,322,673	$1,980,714
Credit default swaps on single-name issues:
Sell protection:
Broadcom, Inc. (A-)	USD	8,920,000	1.00%	06/20/2031	Quarterly	$186,119	$—	$25,406	$(160,713)
Caesars Entertainment, Inc. (B+)	USD	6,950,000	5.00%	06/20/2031	Quarterly	401,129	—	358,735	(42,394)
CCO Holdings Capital Corp (BB+)	USD	19,455,000	5.00%	06/20/2031	Quarterly	1,549,946	—	1,192,479	(357,467)
Ford Motor Co. (BBB-)	USD	8,995,000	5.00%	06/20/2031	Quarterly	1,358,074	—	1,421,237	63,163
Lincoln National Corp. (BBB+)	USD	9,390,000	1.00%	06/20/2031	Quarterly	—	(249,230)	(114,112)	135,118
Meta Platforms, Inc. (AA-)	USD	10,320,000	1.00%	06/20/2031	Quarterly	125,928	—	55,612	(70,316)
Oracle Corp. (BBB-)	USD	25,115,000	1.00%	06/20/2031	Quarterly	—	(621,228)	(1,022,431)	(401,203)
Paramount Global (BB+)	USD	19,865,000	1.00%	06/20/2031	Quarterly	—	(1,700,502)	(1,515,846)	184,656
Total						$3,621,196	$(2,570,960)	$401,080	$(649,156)
Total centrally cleared credit default swap contracts						$30,963,155	$(2,570,960)	$29,723,753	$1,331,558

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

43

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$1,801,345,120	$—	$1,801,345,120	$—
Foreign Government Obligations	20,171,110	—	20,171,110	—
U.S. Government Securities	1,478,109,603	—	1,478,109,603	—
Short-Term Investments	824,599,644	25,043,395	799,556,249	—
Swaps - Credit Default(2)	2,427,971	—	2,427,971	—
Total	$4,126,653,448	$25,043,395	$4,101,610,053	$—
Liabilities
Futures Contracts(2)	$(667,199)	$(667,199)	$—	$—
Swaps - Credit Default(2)	(1,032,093)	—	(1,032,093)	—
Total	$(1,699,292)	$(667,199)	$(1,032,093)	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

44

Hartford Emerging Markets Equity Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1%
	Australia - 0.3%
27,200	Anglogold Ashanti PLC	$2,056,941
	Brazil - 2.9%
152,300	Allos SA	813,905
209,590	Banco BTG Pactual SA	2,348,463
2	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	11
230,870	CPFL Energia SA	2,101,406
462,280	Lojas Renner SA	1,240,249
53,160	Telefonica Brasil SA	342,190
928,300	TIM SA	3,558,165
240,600	Ultrapar Participacoes SA	1,568,671
376,200	Vale SA	5,661,015
125,800	Vibra Energia SA	894,645
		18,528,720
	Chile - 0.4%
140,500	Empresas Copec SA	959,586
72,296	Enel Chile SA ADR	320,994
287,470	Plaza SA	1,165,618
		2,446,198
	China - 21.1%
9,600	Accelink Technologies Co. Ltd. Class A*	229,551
1,095,200	Agricultural Bank of China Ltd. Class H	880,518
35,600	Airtac International Group	1,441,821
398,200	Alibaba Group Holding Ltd.	6,065,937
815,600	Aluminum Corp. of China Ltd. Class H	888,099
56,573	Atour Lifestyle Holdings Ltd. ADR	1,942,151
50,500	Avary Holding Shenzhen Co. Ltd. Class A	609,608
2,667,600	BAIC Motor Corp. Ltd. Class H*(1)(2)	296,271
14,243,705	Bank of China Ltd. Class H	9,992,027
4,571,700	Bank of Communications Co. Ltd. Class H	4,404,718
20,700	Chaozhou Three-Circle Group Co. Ltd. Class A	339,108
5,441,437	China CITIC Bank Corp. Ltd. Class H	5,365,411
2,315,300	China Construction Bank Corp. Class H	2,716,833
188,100	China Nonferrous Mining Corp. Ltd.(2)	354,959
513,580	China Pacific Insurance Group Co. Ltd. Class H	2,004,539
782,400	China Petroleum & Chemical Corp. Class A	611,163
2,624,100	China Resources Pharmaceutical Group Ltd.(1)	1,623,880
118,800	China Taiping Insurance Holdings Co. Ltd.	333,314
251,500	China Tourism Group Duty Free Corp. Ltd. Class A	2,164,856
512,600	CITIC Securities Co. Ltd. Class H	1,789,427
1,210,160	CMOC Group Ltd. Class H	2,608,168
55,800	Contemporary Amperex Technology Co. Ltd. Class A	3,271,259
749,100	COSCO SHIPPING Holdings Co. Ltd. Class A	1,733,154
89,900	Dajin Heavy Industry Co. Ltd. Class A	525,434
281,549	Dong-E-E-Jiao Co. Ltd. Class A	2,279,080
13,440	Eoptolink Technology, Inc. Ltd. Class A	787,956
81,600	Foxconn Industrial Internet Co. Ltd. Class A	685,060
117,700	Fuyao Glass Industry Group Co. Ltd. Class H(1)	890,023
43,400	Ganfeng Lithium Group Co. Ltd. Class A	319,574
1,757,300	Geely Automobile Holdings Ltd.	4,436,721
457,000	Giant Network Group Co. Ltd. Class A	1,986,487
32,600	GigaDevice Semiconductor, Inc. Class A	1,821,673
1,237,800	Great Wall Motor Co. Ltd. Class H	1,433,136
52,200	Guangzhou Tinci Materials Technology Co. Ltd. Class A	275,978
741,530	Guotai Haitong Securities Co. Ltd.	2,014,817
277,100	Harbin Electric Co. Ltd. Class H	557,047
34,900	Ingenic Semiconductor Co. Ltd. Class A	653,463
59,190	Innovent Biologics, Inc.*(1)	653,587
612,900	JD Health International, Inc.*(1)	3,084,246
373,700	JD Logistics, Inc.*(1)	716,586
408,400	JD.com, Inc. Class A	6,718,169
209,600	Jiangsu Eastern Shenghong Co. Ltd. Class A*	365,241
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1% - (continued)
	China - 21.1% - (continued)
143,500	Jiangxi Copper Co. Ltd. Class H	$645,665
17,783	JOYY, Inc. ADR	1,308,295
1,004,410	Lenovo Group Ltd.	3,071,679
874,800	MMG Ltd.*	938,832
103,100	NetEase, Inc.	2,743,100
266,600	New Oriental Education & Technology Group, Inc.	1,563,423
29,800	Ningbo Deye Technology Corp. Class A	361,493
12,465	PDD Holdings, Inc. ADR*	1,103,900
2,915,600	People's Insurance Co. Group of China Ltd. Class H	2,026,906
2,249,100	Postal Savings Bank of China Co. Ltd. Class H(1)	1,456,726
86,905	Qfin Holdings, Inc. ADR	1,206,241
736,600	SAIC Motor Corp. Ltd. Class A*	1,235,536
390,300	Sany Heavy Equipment International Holdings Co. Ltd.	369,703
762,700	Sany Heavy Industry Co. Ltd. Class A	2,322,720
1,398,600	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	598,713
39,600	Shengyi Technology Co. Ltd. Class A	619,208
5,108,100	Sino Biopharmaceutical Ltd.	3,277,285
133,100	Sinomine Resource Group Co. Ltd. Class A	927,136
134,083	TAL Education Group ADR*	1,676,038
213,540	Tencent Holdings Ltd.	13,047,932
94,020	Trip.com Group Ltd.*	4,404,880
72,802	Vipshop Holdings Ltd. ADR	1,116,783
248,555	Weibo Corp. ADR(2)	2,025,723
212,200	Weichai Power Co. Ltd. Class A	878,888
3,349,300	Wintime Energy Group Co. Ltd. Class A*	783,171
178,700	Wuhan Guide Infrared Co. Ltd. Class A*	333,180
53,399	Wuliangye Yibin Co. Ltd. Class A	616,866
23,400	WuXi AppTec Co. Ltd. Class A	445,031
50,000	Yum China Holdings, Inc.	2,369,225
1,900	Zhongji Innolight Co. Ltd. Class A	253,014
		135,598,342
	Colombia - 0.1%
4,834	Grupo Cibest SA ADR	447,242
	Greece - 0.2%
49,200	Jumbo SA	1,374,825
	Hungary - 0.9%
38,250	OTP Bank Nyrt	5,666,424
	India - 10.1%
238,900	Aditya Birla Capital Ltd.*	1,011,893
1,859,958	Bank of Baroda	4,727,574
1,747,869	Bank of India	2,525,309
1,359,300	Canara Bank	1,779,330
91,172	Coal India Ltd.	395,820
7,740	Cummins India Ltd.	447,646
37,400	Eicher Motors Ltd.	3,068,562
435,680	FSN E-Commerce Ventures Ltd.*	1,522,904
37,200	GE Vernova T&D India Ltd.	1,684,431
551,860	HCL Technologies Ltd.	7,803,589
19,000	Hero MotoCorp Ltd.	1,072,557
900	Hitachi Energy India Ltd.	303,325
154,500	Indian Bank	1,353,493
2,759,500	Indian Oil Corp. Ltd.	4,045,181
509,790	Infosys Ltd.	6,055,820
504,200	ITC Ltd.	1,484,343
946,300	L&T Finance Ltd.	3,085,939
77,900	Laurus Labs Ltd.(1)	1,482,979
435,066	LIC Housing Finance Ltd.	2,384,345
28,200	Lupin Ltd.	713,756
56,760	Mahindra & Mahindra Ltd.	2,021,088
15,500	Muthoot Finance Ltd.	506,415

45

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1% - (continued)
	India - 10.1% - (continued)
196,600	National Aluminium Co. Ltd.	$723,304
17,700	Navin Fluorine International Ltd.	1,403,715
1,253,800	Oil & Natural Gas Corp. Ltd.	3,194,223
1,944,100	Punjab National Bank	2,295,231
652,100	Steel Authority of India Ltd.	1,156,029
184,160	Sterlite Technologies Ltd.*	1,075,618
189,100	Tata Consultancy Services Ltd.	4,691,487
132,303	Wipro Ltd.	255,189
1,976,100	Yes Bank Ltd.*	471,345
		64,742,440
	Indonesia - 0.5%
7,491,250	Astra International Tbk. PT	2,123,229
2,759,300	Indofood Sukses Makmur Tbk. PT	1,069,585
		3,192,814
	Malaysia - 1.3%
1,022,400	AMMB Holdings Bhd.	1,693,325
2,033,500	Press Metal Aluminium Holdings Bhd.	3,947,509
1,219,100	RHB Bank Bhd.	2,549,836
		8,190,670
	Mexico - 2.1%
2,340,770	America Movil SAB de CV Series B	2,982,811
82,285	Cemex SAB de CV ADR	972,609
1,177,300	Fibra Uno Administracion SA de CV REIT	2,120,153
92,500	Gruma SAB de CV Class B(2)	1,379,155
113,360	Grupo Mexico SAB de CV Series B	1,359,574
36,100	Industrias Penoles SAB de CV	1,661,857
124,500	Prologis Property Mexico SA de CV REIT	559,116
40,900	Promotora y Operadora de Infraestructura SAB de CV	648,090
33,465	Ternium SA ADR	1,647,816
		13,331,181
	Poland - 1.4%
31,890	KGHM Polska Miedz SA	2,643,502
132,900	ORLEN SA	5,273,643
455,900	PGE Polska Grupa Energetyczna SA*	1,232,153
		9,149,298
	Qatar - 0.3%
1,996,822	Barwa Real Estate Co.	1,277,286
159,700	Ooredoo QPSC	548,472
		1,825,758
	Romania - 0.4%
256,701	NEPI Rockcastle NV*	2,362,902
	Russia - 0.0%
722,940	Gazprom PJSC ADR*(3)	—
59,500	LUKOIL PJSC ADR*(3)	—
8,412	Novatek PJSC GDR*(3)	—
574	PhosAgro PJSC*(3)	—
89,080	PhosAgro PJSC GDR*(3)	—
432,620	Surgutneftegas PJSC ADR*(3)	—
		—
	Saudi Arabia - 1.4%
665,100	Banque Saudi Fransi	3,507,494
690,550	Electrical Industries Co.	2,601,955
120,100	Jarir Marketing Co.	533,195
128,500	Rabigh Refining & Petrochemical Co.*	510,151
200,320	Riyad Bank	1,086,508
97,970	Saudi National Bank	1,025,198
		9,264,501
	South Africa - 2.4%
166,900	Discovery Ltd.	2,648,377
633,540	FirstRand Ltd.	3,788,931
139,200	Impala Platinum Holdings Ltd.	1,518,142
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1% - (continued)
	South Africa - 2.4% - (continued)
211,131	Investec Ltd.	$1,833,071
183,700	MTN Group Ltd.	2,277,341
78,700	Sasol Ltd.*	932,627
30,400	Valterra Platinum Ltd.	2,276,372
		15,274,861
	South Korea - 21.5%
6,837	APR Corp.	1,517,368
15,200	DB Insurance Co. Ltd.	1,646,002
9,750	Doosan Tesna, Inc.	425,184
37,200	Hana Financial Group, Inc.	3,215,531
19,750	Hankook Tire & Technology Co. Ltd.	920,063
13,600	Hanwha Corp.	831,677
2,490	HD Hyundai Electric Co. Ltd.	1,151,448
8,990	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,387,383
700	Hyosung Heavy Industries Corp.	1,137,655
3,130	Hyundai Department Store Co. Ltd.	255,680
6,074	Hyundai Glovis Co. Ltd.	833,021
154,500	Industrial Bank of Korea	2,215,060
7,300	KB Financial Group, Inc.	854,368
71,629	Kia Corp.	6,458,087
12,000	Korea Investment Holdings Co. Ltd.	1,694,085
45,094	KT Corp.	1,625,602
145,511	KT Corp. ADR	2,632,294
19,330	KT&G Corp.	2,405,394
14,300	LG Electronics, Inc.	1,585,037
4,500	LS Electric Co. Ltd.	566,622
7,470	NC Corp.	1,214,527
5,400	POSCO Holdings, Inc.	1,165,982
4,490	Samsung Electro-Mechanics Co. Ltd.	3,431,019
287,553	Samsung Electronics Co. Ltd.	50,049,977
14,320	Samsung Life Insurance Co. Ltd.	3,001,762
14,900	Samsung Securities Co. Ltd.	1,009,932
79,090	Shinhan Financial Group Co. Ltd.	5,490,422
3,900	Shinsegae, Inc.	1,128,431
26,587	SK Hynix, Inc.	30,193,659
88,810	SK Networks Co. Ltd.	448,076
11,900	SK Telecom Co. Ltd.	672,450
6,480	SK, Inc.	2,420,902
4,360	WONIK IPS Co. Ltd.	286,100
154,977	Woori Financial Group, Inc.*	3,587,614
		138,458,414
	Taiwan - 24.7%
40,410	Accton Technology Corp.	2,619,252
298,800	ASE Technology Holding Co. Ltd.	5,098,871
37,400	Asia Vital Components Co. Ltd.	2,630,261
4,510	ASPEED Technology, Inc.	1,969,722
6,400	Chenbro Micom Co. Ltd.	203,373
54,900	Chroma ATE, Inc.	3,449,150
215,100	Delta Electronics, Inc.	10,582,407
7,610	Elite Material Co. Ltd.	1,092,435
241,800	Evergreen Marine Corp. Taiwan Ltd.	1,519,624
3,000	Global Unichip Corp.	343,534
148,400	Hon Hai Precision Industry Co. Ltd.	1,133,332
14,700	Hon Precision, Inc.*	2,726,589
18,900	Kaori Heat Treatment Co. Ltd.	495,450
65,100	Macronix International Co. Ltd.*	195,538
99,970	MediaTek, Inc.	10,649,572
310,480	Nan Ya Plastics Corp.	1,475,194
166,400	Nanya Technology Corp.	1,779,021
2,648,100	Pou Chen Corp.	1,959,168
2,779,479	SinoPac Financial Holdings Co. Ltd.	3,466,398
1,275,346	Taiwan Semiconductor Manufacturing Co. Ltd.	94,331,271
2,205,617	TS Financial Holding Co. Ltd.	2,428,614
107,400	Unimicron Technology Corp.	2,519,923

46

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1% - (continued)
	Taiwan - 24.7% - (continued)
933,940	United Microelectronics Corp.	$3,493,960
208,700	Yageo Corp.	3,141,207
		159,303,866
	Thailand - 1.9%
124,400	Bangkok Bank PCL	712,143
7,536,400	Charoen Pokphand Foods PCL	5,058,226
1,038,000	Krung Thai Bank PCL	1,371,194
54,746,780	TMBThanachart Bank PCL	5,003,925
		12,145,488
	Turkey - 0.5%
1,561,669	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	588,152
208,600	Migros Ticaret AS	2,743,699
		3,331,851
	United Arab Emirates - 0.6%
882,100	Deyaar Development PJSC	173,589
603,500	Dubai Islamic Bank PJSC	1,196,031
572,450	Emaar Development PJSC	2,014,543
155,304	Emaar Properties PJSC	463,516
34,542	Yalla Group Ltd. ADR*	186,181
		4,033,860
	United States - 1.1%
188,200	BeOne Medicines Ltd. Class H*	4,652,301
196,600	JBS NV BDR	2,742,002
		7,394,303
	Total Common Stocks (cost $460,238,742)	$618,120,899
PREFERRED STOCKS - 1.1%
	Brazil - 0.9%
569,200	Petroleo Brasileiro SA - Petrobras (Preference Shares)(4)	$4,875,505
603,800	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A*(4)	876,669
		5,752,174
	Chile - 0.2%
24,843	Sociedad Quimica y Minera de Chile SA (Preference Shares)(4)	1,675,349
	Total Preferred Stocks (cost $7,862,138)	$7,427,523
	Total Long-Term Investments (cost $468,100,880)	$625,548,422
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.6%
$ 3,895,053
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at 3.64%,
due on 08/03/2026 with a maturity value of
$3,896,235; collateralized by U.S. Treasury
Note at 4.13%, maturing 06/30/2028, with
a market value of $3,973,100
		$3,895,053
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.9% - (continued)
	Securities Lending Collateral - 0.3%
1,489,710	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(5)		$1,489,710
	Total Short-Term Investments (cost $5,384,763)		$5,384,763
	Total Investments (cost $473,485,643)	98.1%	$630,933,185
	Other Assets and Liabilities	1.9%	12,411,834
	Net Assets	100.0%	$643,345,019
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$10,204,298, representing 1.6% of net assets.

(2)	Represents entire or partial securities on loan.
(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
(5)	Current yield as of period end.

47

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	75	09/18/2026	$6,158,625	$(507,395)
Total futures contracts				$(507,395)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$618,120,899	$67,793,434	$550,327,465	$—
Preferred Stocks	7,427,523	7,427,523	—	—
Short-Term Investments	5,384,763	1,489,710	3,895,053	—
Total	$630,933,185	$76,710,667	$554,222,518	$—
Liabilities
Futures Contracts(2)	$(507,395)	$(507,395)	$—	$—
Total	$(507,395)	$(507,395)	$—	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2026 is not presented.

48

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 1.2%
	Macau - 1.2%
$ 200,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	$198,400
	Total Convertible Bonds (cost $203,742)	$198,400
CORPORATE BONDS - 38.8%
	Angola - 1.3%
200,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	$203,080
	Argentina - 0.9%
78,000	Telecom Argentina SA 9.25%, 05/28/2033(1)	83,560
64,000	YPF SA 6.95%, 07/21/2027(2)	64,313
		147,873
	Bulgaria - 0.7%
EUR 100,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(2)	111,104
	Chile - 1.2%
$ 200,000	Cencosud SA 5.75%, 04/15/2036(1)	197,326
	Colombia - 0.5%
86,000	Ecopetrol SA 4.63%, 11/02/2031	78,417
	Congo - 1.2%
200,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(1)	201,140
	Czech Republic - 1.4%
EUR 100,000	Ceska sporitelna AS 3.74%, 09/09/2032, (3.74% fixed rate until 09/09/2031; 3 mo. EURIBOR + 1.30% thereafter)(2)(3)	113,912
100,000	Energo-Pro AS 6.45%, 04/15/2031(2)	115,226
		229,138
	Guatemala - 1.9%
$ 120,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(2)	117,330
200,000	Millicom International Cellular SA 4.50%, 04/27/2031(2)	183,692
		301,022
	Hong Kong - 1.1%
200,000	Champion MTN Ltd. 2.95%, 06/15/2030(2)	177,081
	Hungary - 0.7%
EUR 100,000	OTP Bank Nyrt 3.63%, 02/03/2032, (3.63% fixed rate until 02/03/2031; 3 mo. EURIBOR + 1.15% thereafter)(2)(3)	113,561
	India - 4.9%
$ 200,000	GMR Hyderabad International Airport Ltd. 4.25%, 10/27/2027(2)	196,758
200,000	JSW Steel Ltd. 3.95%, 04/05/2027(2)	198,118
200,000	Muthoot Finance Ltd. 6.38%, 03/02/2030(1)	198,298
200,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(2)	193,975
		787,149
	Indonesia - 1.2%
200,000	Bank KB Indonesia Tbk. PT 5.66%, 10/30/2027(2)	199,947
	Israel - 0.3%
40,000	Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	39,856
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 38.8% - (continued)
	Mexico - 1.8%
$ 200,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 8.13%, 01/08/2039, (8.13% fixed rate until 01/08/2034; 5 yr. USD CMT + 4.21% thereafter)(1)(3)	$210,186
45,000	Grupo Televisa SAB 6.63%, 01/15/2040	39,150
50,000	Petroleos Mexicanos 6.75%, 09/21/2047	40,900
		290,236
	Morocco - 1.2%
200,000	OCP SA 6.74%, 04/22/2031, (6.74% fixed rate until 04/22/2031; 5 yr. USD CMT + 2.75% thereafter)(1)(3)(4)	196,373
	Oman - 1.2%
200,000	OmGrid Funding Ltd. 5.20%, 05/16/2027(2)	199,648
	Panama - 1.1%
185,138	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(2)	173,963
	Peru - 1.2%
200,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(2)(5)	190,850
	Philippines - 1.2%
200,000	Globe Telecom, Inc. 4.20%, 08/03/2026, (4.20% fixed rate until 08/03/2026; 5 yr. USD CMT + 5.53% thereafter)(2)(3)(4)	197,415
	Romania - 0.7%
EUR 100,000	Banca Transilvania SA 4.75%, 05/27/2032, (4.75% fixed rate until 05/27/2031; 1 yr. EURIBOR ICE Swap + 1.95% thereafter)(2)(3)	114,214
	Russia - 0.0%
$ 235,000	VTB Bank OJSC Via VTB Capital SA 6.95%, 10/17/2022(6)(7)	—
	Saudi Arabia - 2.5%
200,000	Green Palm Bidco SARL 5.96%, 06/30/2041(1)	195,969
200,000	Greensaif Pipelines Bidco SARL 6.13%, 02/23/2038(2)	199,757
		395,726
	Serbia - 0.7%
EUR 100,000	Telecommunications Co. Telekom Srbija AD Belgrade 6.75%, 05/18/2033(1)	116,930
	Singapore - 1.2%
$ 200,000	Oversea-Chinese Banking Corp. Ltd. 4.55%, 09/08/2035, (4.55% fixed rate until 09/08/2030; 5 yr. USD CMT + 0.80% thereafter)(2)(3)	195,206
	Slovenia - 0.7%
EUR 100,000	OTP Banka DD 4.75%, 04/03/2028, (4.75% fixed rate until 04/03/2027; 3 mo. EURIBOR + 1.90% thereafter)(2)(3)	116,388
	South Korea - 1.3%
$ 200,000	Tongyang Life Insurance Co. Ltd. 6.25%, 05/07/2035, (6.25% fixed rate until 05/07/2030; 5 yr. USD CMT + 2.40% thereafter)(2)(3)	204,522

49

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 38.8% - (continued)
	Thailand - 1.2%
$ 200,000	GC Treasury Center Co. Ltd. 6.50%, 09/10/2030, (6.50% fixed rate until 09/10/2030; 5 yr. USD CMT + 2.82% thereafter)(1)(3)(4)	$196,649
	Turkey - 1.2%
200,000	WE Soda Investments Holding PLC 9.38%, 02/14/2031(1)	194,565
	United Arab Emirates - 2.9%
200,000	DAE Funding LLC 3.38%, 03/20/2028(2)	192,634
100,000	DP World Ltd. 6.85%, 07/02/2037(2)	103,337
200,000	Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036(2)	170,782
		466,753
	United Kingdom - 1.3%
200,000	Standard Chartered PLC 6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 1 yr. USD CMT + 2.45% thereafter)(2)(3)	203,948
	Venezuela - 0.1%
45,000	Petroleos de Venezuela SA 9.75%, 05/17/2035(2)(6)	20,376
	Total Corporate Bonds (cost $6,507,779)	$6,260,456
FOREIGN GOVERNMENT OBLIGATIONS - 73.9%
	Argentina - 0.2%
40,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(5)	$31,620
ARS 5,840,763	Argentina Treasury Bonds 15.50%, 10/17/2026	3,862
		35,482
	Brazil - 1.4%
BRL 421,000	Brazil Letras do Tesouro Nacional 0.00%, 01/01/2030(8)	52,777
	Brazil Notas do Tesouro Nacional
446,000	10.00%, 01/01/2029	81,375
394,000	10.00%, 01/01/2031	67,401
38,000	10.00%, 01/01/2033	6,155
118,000	10.00%, 01/01/2035	18,345
		226,053
	Bulgaria - 1.5%
	Bulgaria Government International Bonds
EUR 83,000	1.38%, 09/23/2050(2)	50,414
45,000	3.63%, 09/05/2032(2)	51,998
96,000	4.13%, 05/07/2038(2)	108,033
25,000	4.13%, 07/18/2045(2)	26,690
		237,135
	Chile - 0.3%
CLP 40,844,790	Bonos de la Tesoreria de la Republica 2.00%, 03/01/2035(9)	42,169
	China - 4.7%
	China Government Bonds
CNY 690,000	1.55%, 07/25/2030	103,023
250,000	1.75%, 02/25/2036	37,143
250,000	1.83%, 08/25/2035	37,475
80,000	1.83%, 08/25/2035	11,992
310,000	1.87%, 09/15/2031	46,979
430,000	1.91%, 07/15/2029	64,876
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 73.9% - (continued)
	China - 4.7% - (continued)
CNY 50,000	1.98%, 04/25/2045	$7,248
120,000	1.98%, 04/25/2045	17,396
340,000	2.15%, 08/25/2055	49,687
170,000	2.15%, 08/25/2055	24,843
100,000	2.20%, 04/25/2056	14,805
270,000	2.25%, 08/29/2039	41,817
600,000	2.27%, 05/25/2034	93,508
30,000	2.33%, 08/15/2044	4,608
590,000	2.62%, 06/25/2030	91,691
430,000	2.80%, 03/25/2030	67,197
250,000	3.81%, 09/14/2050	48,386
		762,674
	Colombia - 5.0%
EUR 100,000	Colombia Government International Bonds 5.00%, 09/19/2032	112,934
	Colombia TES
COP 317,600,000	6.25%, 07/09/2036	67,856
145,200,000	7.00%, 06/30/2032	36,191
364,300,000	7.75%, 09/18/2030	98,374
711,600,000	9.25%, 05/28/2042	181,648
562,200,000	12.75%, 11/28/2040	186,249
384,400,000	13.25%, 02/09/2033	126,874
		810,126
	Czech Republic - 3.4%
	Czech Republic Government Bonds
CZK 2,330,000	1.50%, 04/24/2040	71,520
560,000	1.95%, 07/30/2037	19,888
1,920,000	2.00%, 10/13/2033	76,042
1,560,000	2.75%, 07/23/2029	71,353
1,040,000	3.00%, 03/03/2033	44,679
550,000	3.50%, 05/30/2035	23,645
840,000	3.50%, 05/30/2035	36,112
130,000	4.00%, 04/04/2044	5,288
3,920,000	4.20%, 12/04/2036(2)	175,486
680,000	4.25%, 10/24/2034	31,032
		555,045
	Dominican Republic - 0.7%
$ 110,000	Dominican Republic International Bonds 5.95%, 01/25/2027(2)	110,453
	India - 4.7%
	India Government Bonds
INR 25,590,000	6.33%, 05/05/2035	258,118
6,100,000	6.48%, 10/06/2035	62,063
11,390,000	6.94%, 05/11/2036	120,316
30,830,000	7.30%, 06/19/2053	315,444
		755,941
	Indonesia - 4.9%
	Indonesia Treasury Bonds
IDR 865,000,000	5.88%, 03/15/2031	45,325
653,000,000	6.38%, 04/15/2032	34,447
65,000,000	6.50%, 04/15/2036	3,404
899,000,000	6.63%, 05/15/2033	47,580
1,577,000,000	6.63%, 02/15/2034	83,429
1,424,000,000	6.75%, 07/15/2035	75,497
1,140,000,000	6.88%, 04/15/2029	62,677
3,601,000,000	7.00%, 02/15/2033	195,587
421,000,000	7.13%, 06/15/2038	22,742
549,000,000	7.13%, 08/15/2040	29,924
185,000,000	7.13%, 06/15/2042	9,988
651,000,000	7.13%, 06/15/2043	35,128
607,000,000	7.13%, 08/15/2045	33,095

50

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 73.9% - (continued)
	Indonesia - 4.9% - (continued)
IDR 594,000,000	7.50%, 05/15/2038	$33,334
831,000,000	8.25%, 06/15/2032	48,226
427,000,000	8.38%, 04/15/2039	25,660
		786,043
	Kazakhstan - 1.7%
	Kazakhstan Government International Bonds
KZT 4,463,000	7.90%, 12/20/2038(1)	6,098
15,994,000	8.48%, 07/30/2036(1)	23,536
23,106,000	10.78%, 08/25/2036(1)	39,428
34,098,000	14.00%, 05/12/2031(1)	70,013
61,202,000	14.00%, 02/13/2035(1)	127,148
2,109,000	15.10%, 03/12/2034(1)	4,604
		270,827
	Malaysia - 10.2%
	Malaysia Government Bonds
MYR 839,000	3.50%, 05/31/2027	205,955
255,000	3.76%, 05/22/2040	61,086
681,000	3.83%, 07/05/2034	167,518
446,000	3.89%, 08/15/2029	110,736
1,101,000	3.90%, 11/30/2026	270,213
1,133,000	3.90%, 11/16/2027	279,706
66,000	4.25%, 05/31/2035	16,756
104,000	4.46%, 03/31/2053	26,869
186,000	4.64%, 11/07/2033	48,211
117,000	4.70%, 10/15/2042	31,114
402,000	4.76%, 04/07/2037	106,338
466,000	4.89%, 06/08/2038	125,175
	Malaysia Government Investment Issue
385,000	3.47%, 10/15/2030	93,969
174,000	4.13%, 07/09/2029	43,472
210,000	4.25%, 09/30/2030	52,811
		1,639,929
	Mexico - 8.2%
	Mexico Bonos
MXN 3,405,200	7.75%, 05/29/2031	190,956
644,200	7.75%, 11/23/2034	34,345
1,143,700	7.75%, 11/13/2042	55,601
696,300	8.00%, 02/21/2036	37,192
1,485,100	8.00%, 11/07/2047	72,772
2,024,500	8.00%, 07/31/2053	98,029
892,700	8.00%, 04/29/2055	43,153
875,400	8.50%, 03/01/2029	51,292
2,287,400	8.50%, 05/31/2029	133,837
2,603,600	8.50%, 11/18/2038	139,453
	Mexico Cetes
2,730,210	0.00%, 02/17/2028(8)	140,588
6,659,630	0.00%, 06/08/2028(8)	333,784
		1,331,002
	Paraguay - 0.4%
PYG 444,000,000	Paraguay Government International Bonds 8.50%, 04/04/2038(1)	70,918
	Peru - 0.3%
PEN 176,000	Peru Government Bonds 5.35%, 08/12/2040	45,067
	Poland - 7.1%
	Republic of Poland Government Bonds
PLN 797,000	1.75%, 04/25/2032	176,726
2,115,000	3.55%, 09/25/2028, PLTRCI + 0.00%(3)	556,570
245,000	4.50%, 01/25/2031	64,119
99,000	4.75%, 07/25/2029	26,592
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 73.9% - (continued)
	Poland - 7.1% - (continued)
PLN 855,000	5.00%, 10/25/2034	$220,100
48,000	5.00%, 10/25/2035	12,231
337,000	5.25%, 04/25/2036	86,857
		1,143,195
	Romania - 3.6%
	Romania Government Bonds
RON 530,000	4.75%, 10/11/2034	101,492
90,000	6.70%, 02/25/2032	19,649
680,000	6.75%, 04/25/2035	148,339
255,000	6.90%, 10/29/2036	55,937
470,000	7.10%, 07/31/2034	104,787
290,000	7.90%, 02/24/2038	67,704
	Romania Government International Bonds
EUR 42,000	2.00%, 04/14/2033(2)	39,287
50,000	2.63%, 12/02/2040(2)	37,706
		574,901
	South Africa - 7.8%
ZAR 1,000,000	Republic of South Africa Floating Rate Note 8.31%, 07/11/2027, 3 mo. ZAR JIBAR + 1.30%(3)	60,741
1,000,000	Republic of South Africa Floating Rate Notes 7.95%, 09/17/2030, 3 mo. ZAR JIBAR + 0.96%(3)	60,856
	Republic of South Africa Government Bonds
1,110,000	6.25%, 03/31/2036	56,359
3,879,000	8.00%, 01/31/2030	235,294
2,715,000	8.25%, 03/31/2032	164,158
2,754,000	8.50%, 01/31/2037	162,229
2,221,000	8.75%, 01/31/2044	127,959
2,525,000	8.75%, 02/28/2048	144,974
1,702,000	9.00%, 01/31/2040	101,289
2,154,000	9.88%, 03/31/2039	136,784
		1,250,643
	Supranational - 0.8%
PLN 200,000	Asian Development Bank 0.00%, 11/10/2040(8)	23,682
INR 4,000,000	Inter-American Development Bank 6.75%, 01/22/2036	38,573
7,500,000	International Bank for Reconstruction & Development 6.50%, 10/01/2037	71,979
		134,234
	Thailand - 5.1%
	Thailand Government Bonds
THB 2,373,000	1.59%, 12/17/2035	68,104
616,000	1.84%, 05/17/2036	18,060
693,000	2.00%, 12/17/2031	21,098
2,556,000	2.00%, 06/17/2042	69,345
2,220,000	2.40%, 03/17/2029	68,390
1,000,000	2.50%, 11/17/2029	31,052
1,434,000	2.70%, 06/17/2040	43,350
960,000	2.80%, 06/17/2034	30,531
2,065,000	2.88%, 12/17/2028	64,224
415,000	2.98%, 06/17/2045	12,291
3,549,000	3.30%, 06/17/2038	116,178
1,239,000	3.35%, 06/17/2033	40,683
3,342,000	3.45%, 06/17/2043	106,642
667,000	3.65%, 06/20/2031	21,892
2,441,000	3.78%, 06/25/2032	81,461
1,075,000	4.88%, 06/22/2029	35,452
		828,753

51

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 73.9% - (continued)
	Turkey - 1.7%
	Turkiye Government Bonds
TRY 4,264,712	26.20%, 10/05/2033		$73,078
9,722,000	40.85%, 06/16/2027, 1 day TRY TLREF Rate + 0.00%(3)		206,843
			279,921
	Ukraine - 0.1%
$ 30,000	Ukraine Government International Bonds 4.50%, 02/01/2035(2)(5)		20,589
	Venezuela - 0.1%
40,000	Venezuela Government International Bonds 11.75%, 10/21/2026(2)(6)		21,800
	Total Foreign Government Obligations (cost $11,699,113)		$11,932,900
	Total Long-Term Investments (cost $18,410,634)		$18,391,756
SHORT-TERM INVESTMENTS - 2.4%
	Repurchase Agreements - 2.4%
393,234
Fixed Income Clearing Corp.
Repurchase Agreement dated
07/31/2026 at 3.64%, due on
08/03/2026 with a maturity value of
$393,353; collateralized by
U.S. Treasury Note at 4.13%,
maturing 06/30/2028, with a market
value of $401,258
			$393,234
	Total Short-Term Investments (cost $393,234)		$393,234
	Total Investments Excluding Purchased Options (cost $18,803,868)	116.3%	$18,784,990
	Total Purchased Options (cost $31,979)	0.1%	$17,640
	Total Investments (cost $18,835,847)	116.4%	$18,802,630
	Other Assets and Liabilities	(16.4)%	(2,650,790)
	Net Assets	100.0%	$16,151,840
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$2,534,221, representing 15.7% of net assets.

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the aggregate value of these securities was $4,710,513, representing 29.2% of net assets.

(3)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	Investment valued using significant unobservable inputs.
(8)	Security is a zero-coupon bond.
(9)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

OTC Option Contracts Outstanding at July 31, 2026
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call USD vs. Put PLN	MSC	3.63	USD	10/23/2026	228,000	USD	228,000	$7,076	$5,466	$1,610
Call USD vs. Put ZAR	BOA	16.13	USD	08/24/2026	178,000	USD	178,000	4,811	6,052	(1,241)
Total Call								$11,887	$11,518	$369
Put
Call CNY vs. Put USD	JPM	6.67	USD	09/29/2026	329,000	USD	329,000	$309	$1,283	$(974)
Call CNY vs. Put USD	BOA	6.66	USD	09/30/2026	332,000	USD	332,000	239	1,186	(947)
Call PLN vs. Put USD	MSC	3.63	USD	10/23/2026	228,000	USD	228,000	942	5,465	(4,523)

52

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

OTC Option Contracts Outstanding at July 31, 2026 – (continued)
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased – (continued):
Put – (continued):
Call ZAR vs. Put USD	BOA	16.13	USD	08/24/2026	178,000	USD	178,000	$327	$5,451	$(5,124)
Call ZAR vs. Put USD	JPM	16.43	USD	12/16/2026	222,000	USD	222,000	3,936	7,076	(3,140)
Total Put								$5,753	$20,461	$(14,708)
Total purchased OTC option contracts								$17,640	$31,979	$(14,339)
Written option contracts:
Call
Call USD vs. Put THB	BOA	30.70	USD	08/24/2026	(356,000)	USD	(356,000)	$(28,257)	$(8,185)	$(20,072)
Call USD vs. Put THB	BOA	32.18	USD	10/23/2026	(273,000)	USD	(273,000)	(8,973)	(7,250)	(1,723)
Total Call								$(37,230)	$(15,435)	$(21,795)
Puts
Call THB vs. Put USD	BOA	30.70	USD	08/24/2026	(356,000)	USD	(356,000)	$—	$(7,618)	$7,618
Call THB vs. Put USD	BOA	32.18	USD	10/23/2026	(273,000)	USD	(273,000)	(789)	(6,669)	5,880
Call ZAR vs. Put USD	JPM	15.61	USD	12/16/2026	(222,000)	USD	(222,000)	(824)	(2,451)	1,627
Total puts								$(1,613)	$(16,738)	$15,125
Total Written Option Contracts OTC option contracts								$(38,843)	$(32,173)	$(6,670)

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	7	09/30/2026	$741,836	$(4,071)
U.S. Treasury Long Bond Future	2	09/21/2026	216,625	(503)
U.S. Treasury Ultra Bond Future	1	09/21/2026	109,687	(252)
Total				$(4,826)
Short position contracts:
Euro-BOBL Future	(4)	09/08/2026	$(525,098)	$3,263
Euro-BUND Future	(2)	09/08/2026	(286,811)	3,089
Euro-Schatz Future	(2)	09/08/2026	(243,211)	171
U.S. Treasury 2-Year Note Future	(4)	09/30/2026	(822,438)	464
U.S. Treasury 10-Year Note Future	(2)	09/21/2026	(216,000)	935
Total				$7,922
Total futures contracts				$3,096

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S45.V1	USD	424,000	(1.00%)	06/20/2031	Quarterly	$11,073	$—	$7,732	$(3,341)
Total centrally cleared credit default swap contracts						$11,073	$—	$7,732	$(3,341)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

53

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 mo. MXN TIIE	6.93% Fixed	MXN	4,783,000	02/23/2029	Lunar	$—	$—	$(2,479)	$(2,479)
1 mo. MXN TIIE	7.44% Fixed	MXN	3,856,000	07/19/2029	Lunar	—	(9)	119	128
7.78% Fixed	1 mo. MXN TIIE	MXN	1,336,000	08/11/2032	Lunar	—	—	570	570
7.64% Fixed	1 mo. MXN TIIE	MXN	2,388,000	02/04/2033	Lunar	—	—	2,450	2,450
1 mo. MXN TIIE	9.02% Fixed	MXN	756,000	11/16/2034	Lunar	—	—	2,337	2,337
7.73% Fixed	1 mo. MXN TIIE	MXN	1,842,000	02/15/2036	Lunar	—	—	3,764	3,764
3 mo. COP CPIBR	11.62% Fixed	COP	594,976,000	09/16/2036	Quarterly	—	—	14,844	14,844
3 mo. HUF BIBOR	5.52% Fixed	HUF	242,709,000	09/16/2027	Annual	—	—	(173)	(173)
7.46% Fixed	3 mo. ZAR JIBAR	ZAR	6,178,000	09/16/2028	Quarterly	—	(80)	344	424
3 mo. ZAR JIBAR	7.47% Fixed	ZAR	3,198,000	09/16/2029	Quarterly	43	—	(444)	(487)
7.41% Fixed	3 mo. ZAR JIBAR	ZAR	4,039,000	09/16/2031	Quarterly	—	—	3,594	3,594
7.62% Fixed	3 mo. ZAR JIBAR	ZAR	1,143,000	09/16/2031	Quarterly	—	(24)	421	445
3 mo. ZAR JIBAR	7.82% Fixed	ZAR	2,258,000	09/16/2033	Quarterly	45	—	(1,385)	(1,430)
3 mo. ZAR JIBAR	8.08% Fixed	ZAR	4,860,000	09/16/2036	Quarterly	25	—	(5,249)	(5,274)
6 mo. CZK PRIBOR	4.59% Fixed	CZK	6,666,000	09/16/2028	Annual	—	—	996	996
6 mo. CZK PRIBOR	0.00% Fixed	CZK	1,922,000	09/16/2033	Annual	15	—	(761)	(776)
6 mo. CZK PRIBOR	4.80% Fixed	CZK	253,000	09/16/2036	Annual	—	—	137	137
5.32% Fixed	6 mo. HUF BIBOR	HUF	126,183,000	09/16/2028	Annual	—	—	977	977
6 mo. HUF BIBOR	5.41% Fixed	HUF	71,856,000	09/16/2031	Annual	—	—	1,225	1,225
6.72% Fixed	6 mo. INR MIBOR	INR	11,569,000	09/16/2031	Semi-Annual	16	—	(1,473)	(1,489)
4.58% Fixed	6 mo. PLN WIBOR	PLN	2,053,000	09/16/2031	Annual	—	—	(3,980)	(3,980)
6 mo. PLN WIBOR	4.80% Fixed	PLN	1,098,000	09/16/2036	Annual	—	—	1,052	1,052
BZDIOVRA	13.35% Fixed	BRL	246,468	01/03/2028	At Maturity	14	—	(322)	(336)
BZDIOVRA	14.67% Fixed	BRL	791,840	01/02/2029	At Maturity	—	—	2,268	2,268
BZDIOVRA	14.12% Fixed	BRL	824,585	01/02/2029	At Maturity	—	—	294	294
BZDIOVRA	14.04% Fixed	BRL	1,027,255	01/02/2029	At Maturity	1	—	(3)	(4)
BZDIOVRA	13.77% Fixed	BRL	609,374	01/02/2029	At Maturity	—	—	(986)	(986)
BZDIOVRA	13.15% Fixed	BRL	680,463	01/02/2029	At Maturity	—	(140)	(2,641)	(2,501)
BZDIOVRA	12.88% Fixed	BRL	882,198	01/02/2029	At Maturity	—	—	(4,904)	(4,904)
BZDIOVRA	12.92% Fixed	BRL	85,987	01/02/2031	At Maturity	—	(1)	(951)	(950)
BZDIOVRA	14.01% Fixed	BRL	719,111	01/02/2031	At Maturity	—	(21)	(1,254)	(1,233)
Total centrally cleared interest rate swaps contracts						$159	$(275)	$8,387	$8,503

Foreign Currency Contracts Outstanding at July 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
68,290,000	ARS	42,628	USD	CBK	09/14/2026	$2,020
110,395,000	ARS	62,020	USD	CBK	10/16/2026	8,749
76,345,000	ARS	48,167	USD	CBK	11/30/2026	(622)
32,410,000	ARS	19,938	USD	CBK	12/02/2026	219
55,245,000	ARS	33,280	USD	BNP	02/02/2027	(203)
25,000	AUD	17,571	USD	UBS	09/16/2026	5
30,000	AUD	21,096	USD	SCB	09/16/2026	(5)
8,024,000	BRL	1,519,964	USD	MSC	09/02/2026	49,603
745,000	BRL	142,103	USD	BNP	09/02/2026	3,625
275,000	BRL	52,841	USD	CBK	09/02/2026	952
285,000	BRL	55,491	USD	JPM	09/02/2026	258
145,000	BRL	28,415	USD	DEUT	09/02/2026	(51)
15,000	CAD	10,719	USD	BCLY	09/16/2026	3
6,825,000	CLP	7,450	USD	GSC	09/16/2026	(107)
28,400,000	CLP	30,759	USD	MSC	09/16/2026	(202)
20,475,000	CLP	22,401	USD	BNP	09/16/2026	(371)
355,573,000	CLP	386,993	USD	UBS	09/16/2026	(4,416)
1,308,000	CNH	193,250	USD	JPM	09/16/2026	1,118
10,449,912	CNH	1,552,194	USD	SCB	09/16/2026	661
1,137,000	CNH	168,542	USD	BOA	09/16/2026	415
921,000	CNH	136,669	USD	GSC	09/16/2026	191
269,000	CNH	39,803	USD	DEUT	09/16/2026	170
198,000	CNH	29,267	USD	SGG	09/16/2026	156
1,062,861,000	COP	289,932	USD	UBS	09/16/2026	43,282
193,300,000	COP	53,457	USD	CBK	09/16/2026	7,144
196,100,000	COP	55,964	USD	DEUT	09/16/2026	5,515

54

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
112,700,000	COP	32,992	USD	BNP	09/16/2026	$2,340
216,240,000	COP	66,225	USD	SSG	09/16/2026	1,568
252,600,000	COP	77,675	USD	BOA	09/16/2026	1,516
2,555,000	CZK	119,863	USD	CBK	09/16/2026	1,839
440,000	CZK	20,870	USD	JPM	09/16/2026	88
930,000	CZK	44,704	USD	DEUT	09/16/2026	(405)
16,102,000	CZK	768,088	USD	BCLY	09/16/2026	(1,102)
1,800,000	DOP	29,826	USD	BOA	01/07/2027	544
2,070,000	EGP	41,092	USD	BOA	08/10/2026	(817)
2,680,000	EGP	52,859	USD	CBK	09/16/2026	(1,493)
9,870,000	EGP	178,336	USD	CBK	10/05/2026	9,514
1,650,000	EGP	30,970	USD	CBK	12/23/2026	(543)
484,000	EGP	9,146	USD	BOA	12/31/2026	(248)
726,000	EGP	13,672	USD	CBK	12/31/2026	(325)
163,000	EUR	186,789	USD	JPM	09/16/2026	1,527
100,000	EUR	114,213	USD	SSG	09/16/2026	1,318
95,000	EUR	108,796	USD	CBK	09/16/2026	959
250,000	EUR	287,963	USD	UBS	09/16/2026	867
82,000	EUR	94,002	USD	NWM	09/16/2026	734
38,000	EUR	43,527	USD	BNP	09/16/2026	375
7,000	EUR	7,975	USD	SCB	09/16/2026	112
2,669,000	EUR	3,090,847	USD	DEUT	09/16/2026	(7,306)
40,000	GBP	53,226	USD	DEUT	09/16/2026	683
41,000	GBP	55,246	USD	UBS	09/16/2026	11
2,700,000	HUF	8,650	USD	RBC	09/16/2026	(134)
10,100,000	HUF	32,540	USD	BNP	09/16/2026	(684)
16,000,000	HUF	51,179	USD	GSC	09/16/2026	(715)
133,168,000	HUF	431,712	USD	BOA	09/16/2026	(11,694)
18,076,103,000	IDR	996,608	USD	GSC	09/16/2026	1,523
1,209,000,000	IDR	66,538	USD	CBK	09/16/2026	221
1,527,000,000	IDR	84,388	USD	DEUT	09/16/2026	(70)
890,000,000	IDR	49,486	USD	MSC	09/16/2026	(341)
1,340,000,000	IDR	74,371	USD	BOA	09/16/2026	(378)
125,000	ILS	40,985	USD	GSC	09/16/2026	(25)
120,426,000	INR	1,250,530	USD	SCB	09/16/2026	6,354
2,260,000	INR	23,276	USD	DEUT	09/16/2026	311
4,250,000	INR	44,723	USD	JPM	09/16/2026	(366)
13,410,000	INR	140,606	USD	CBK	09/16/2026	(646)
163,950,000	KRW	107,988	USD	SCB	09/16/2026	5,686
103,640,000	KRW	68,727	USD	MSC	09/16/2026	3,131
48,550,000	KRW	31,577	USD	BOA	09/16/2026	2,085
47,710,000	KRW	31,446	USD	SSG	09/16/2026	1,633
29,720,000	KRW	20,089	USD	JPM	09/16/2026	517
40,300,000	KZT	79,229	USD	DEUT	09/16/2026	4,292
25,000,000	KZT	51,151	USD	DEUT	12/17/2026	(946)
8,221,000	MXN	467,801	USD	BNP	09/17/2026	4,936
2,756,000	MXN	157,176	USD	UBS	09/17/2026	1,303
1,851,000	MXN	105,251	USD	RBC	09/17/2026	1,189
1,480,000	MXN	84,454	USD	SSG	09/17/2026	651
765,000	MXN	43,420	USD	DEUT	09/17/2026	571
7,597,000	MXN	436,298	USD	GSC	09/17/2026	558
916,000	MXN	52,161	USD	MSC	09/17/2026	513
510,000	MXN	28,989	USD	WFB	09/17/2026	338
1,000,000	MXN	57,207	USD	CBK	09/17/2026	296
325,000	MXN	18,770	USD	SGG	09/17/2026	(82)
610,000	MXN	35,182	USD	BOA	09/17/2026	(104)
270,000	MYR	66,109	USD	DEUT	09/17/2026	54
1,248,000	MYR	307,163	USD	BNP	09/17/2026	(1,340)
90,007,000	NGN	62,224	USD	CBK	08/05/2026	3,547
28,857,000	NGN	20,451	USD	GSC	09/02/2026	370
74,625,000	NGN	52,888	USD	SCB	10/30/2026	(376)
70,000	NZD	40,934	USD	BNP	09/16/2026	358
20,000	NZD	11,793	USD	SCB	09/16/2026	5
280,000	PEN	81,859	USD	BCLY	09/16/2026	379
246,000	PEN	72,105	USD	DEUT	09/16/2026	148

55

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
100,000	PEN	29,481	USD	MSC	09/16/2026	$(110)
165,000	PEN	48,658	USD	BOA	09/16/2026	(197)
399,000	PEN	117,561	USD	GSC	09/16/2026	(372)
1,141,000	PEN	337,152	USD	CBK	09/16/2026	(2,033)
6,010,000	PHP	97,375	USD	CBK	09/16/2026	650
2,040,000	PHP	33,171	USD	DEUT	09/16/2026	102
1,280,000	PHP	20,885	USD	BOA	09/16/2026	(8)
385,000	PLN	102,167	USD	BOA	09/16/2026	888
80,000	PLN	21,094	USD	SCB	09/16/2026	320
35,000	PLN	9,313	USD	RBC	09/16/2026	55
95,000	PLN	25,745	USD	DEUT	09/16/2026	(316)
4,210,000	PLN	1,144,062	USD	CBK	09/16/2026	(17,150)
205,000	RON	44,496	USD	CBK	09/16/2026	428
240,000	RON	52,199	USD	BOA	09/16/2026	395
7,000	RON	1,523	USD	DEUT	09/16/2026	11
1,602,000	RON	351,428	USD	BNP	09/16/2026	(362)
295,000	SGD	229,802	USD	CBK	09/16/2026	1,013
85,000	SGD	66,148	USD	DEUT	09/16/2026	358
15,000	SGD	11,732	USD	UBS	09/16/2026	4
64,000	THB	2,081	USD	BOA	08/26/2026	(161)
810,000	THB	24,212	USD	CBK	09/16/2026	136
2,710,000	THB	81,668	USD	BCLY	09/16/2026	(207)
3,530,000	THB	107,471	USD	SCB	09/16/2026	(1,362)
11,531,000	THB	351,338	USD	BOA	09/16/2026	(4,722)
505,000	THB	15,659	USD	BOA	10/27/2026	(427)
45,148,000	TRY	823,244	USD	BCLY	09/16/2026	89,893
935,000	TRY	18,913	USD	GSC	09/16/2026	(2)
25,660,000	TRY	457,479	USD	BCLY	11/04/2026	40,977
25,080,000	TRY	444,200	USD	BCLY	12/16/2026	25,304
25,660,000	TRY	456,616	USD	BCLY	01/29/2027	6,148
15,720,000	TRY	275,620	USD	BCLY	02/10/2027	5,390
25,080,000	TRY	416,604	USD	BCLY	03/17/2027	18,344
335,000	UYU	8,207	USD	DEUT	09/16/2026	87
1,050,000	ZAR	61,728	USD	SCB	09/16/2026	1,592
9,752,000	ZAR	587,646	USD	GSC	09/16/2026	439
600,000	ZAR	35,839	USD	BOA	09/16/2026	344
270,000	ZAR	16,297	USD	MSC	09/16/2026	(15)
1,090,000	ZAR	65,806	USD	DEUT	09/16/2026	(75)
560,000	ZAR	33,973	USD	SSG	09/16/2026	(202)
1,668,000	ZAR	102,093	USD	UBS	09/16/2026	(1,506)
2,670,000	ZAR	162,741	USD	CBK	09/16/2026	(1,730)
84,076	USD	120,000	AUD	BCLY	09/16/2026	(289)
463,815	USD	2,370,000	BRL	CBK	09/02/2026	221
88,413	USD	455,000	BRL	GSC	09/02/2026	(589)
307,545	USD	1,620,000	BRL	BNP	09/02/2026	(9,341)
41,108	USD	57,000	CAD	WFB	09/16/2026	363
173,612	USD	157,305,000	CLP	DEUT	09/16/2026	4,361
53,773	USD	49,700,000	CLP	UBS	09/16/2026	299
98,185	USD	91,000,000	CLP	CBK	09/16/2026	274
34,301	USD	32,100,000	CLP	GSC	09/16/2026	(237)
46,150	USD	310,000	CNH	DEUT	09/16/2026	84
68,018	USD	458,000	CNH	CBK	09/16/2026	(41)
743,031	USD	5,003,000	CNH	BOA	09/16/2026	(413)
103,574	USD	702,000	CNH	JPM	09/16/2026	(743)
70,524	USD	479,000	CNH	JPM	10/08/2026	(771)
70,346	USD	477,000	CNH	BOA	10/09/2026	(656)
69,176	USD	242,600,000	COP	GSC	09/16/2026	(6,881)
461,380	USD	1,508,800,000	COP	CBK	09/16/2026	(11,638)
318,913	USD	6,700,000	CZK	GSC	09/16/2026	(228)
111,945	USD	2,360,000	CZK	CBK	09/16/2026	(468)
254,369	USD	5,370,000	CZK	BCLY	09/16/2026	(1,419)
9,152	USD	550,000	DOP	CBK	01/07/2027	(128)
11,548	USD	585,000	EGP	GSC	08/10/2026	166
27,113	USD	1,485,000	EGP	CBK	08/10/2026	(1,780)
4,668,911	USD	4,032,581	EUR	DEUT	09/16/2026	10,001

56

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
75,367	USD	65,000	EUR	CBK	09/16/2026	$271
106,469	USD	92,000	EUR	BNP	09/16/2026	180
9,236	USD	8,000	EUR	BCLY	09/16/2026	(6)
4,613	USD	4,000	EUR	MSC	09/16/2026	(8)
310,235	USD	270,000	EUR	UBS	09/16/2026	(1,700)
108,472	USD	81,000	GBP	DEUT	09/16/2026	(693)
70,296	USD	22,100,000	HUF	CBK	09/16/2026	592
119,828	USD	38,000,000	HUF	SCB	09/16/2026	(26)
14,450	USD	4,600,000	HUF	MSC	09/16/2026	(59)
161,757	USD	2,914,000,000	IDR	DEUT	09/16/2026	851
82,849	USD	1,497,000,000	IDR	BCLY	09/16/2026	187
507,202	USD	9,187,000,000	IDR	SSG	09/16/2026	(88)
83,550	USD	245,000	ILS	CBK	09/16/2026	3,268
33,406	USD	100,000	ILS	BCLY	09/16/2026	637
37,679	USD	115,000	ILS	SCB	09/16/2026	(5)
619,412	USD	59,320,000	INR	SCB	09/16/2026	291
18,569	USD	1,770,000	INR	BOA	09/16/2026	95
10,916	USD	1,040,000	INR	MSC	09/16/2026	62
55,433	USD	5,310,000	INR	SSG	09/16/2026	13
30,086	USD	2,910,000	INR	JPM	09/16/2026	(286)
31,209	USD	45,010,000	KRW	BOA	09/16/2026	2
34,953	USD	50,720,000	KRW	JPM	09/16/2026	(214)
58,839	USD	87,550,000	KRW	SSG	09/16/2026	(1,863)
63,626	USD	97,780,000	KRW	BNP	09/16/2026	(4,169)
37,452	USD	18,900,000	KZT	DEUT	09/16/2026	(1,718)
669,362	USD	11,640,000	MXN	BOA	09/17/2026	19
110,880	USD	1,930,000	MXN	SCB	09/17/2026	(102)
22,819	USD	400,000	MXN	SGG	09/17/2026	(183)
87,851	USD	1,540,000	MXN	UBS	09/17/2026	(705)
63,675	USD	1,120,000	MXN	MSC	09/17/2026	(729)
98,419	USD	1,730,000	MXN	DEUT	09/17/2026	(1,062)
118,453	USD	2,100,000	MXN	BNP	09/17/2026	(2,304)
34,550	USD	140,000	MYR	SCB	09/17/2026	243
550,551	USD	2,250,000	MYR	DEUT	09/17/2026	(811)
10,917	USD	15,382,000	NGN	JPM	08/05/2026	(323)
84,534	USD	145,000	NZD	ANZ	09/16/2026	(1,000)
52,817	USD	180,000	PEN	MSC	09/16/2026	(50)
49,433	USD	170,000	PEN	SCB	09/16/2026	(497)
230,027	USD	785,000	PEN	CBK	09/16/2026	(533)
22,027	USD	1,360,000	PHP	SSG	09/16/2026	(155)
183,459	USD	11,340,000	PHP	DEUT	09/16/2026	(1,500)
82,694	USD	309,000	PLN	GSC	09/16/2026	(17)
608,909	USD	2,275,000	PLN	BOA	09/16/2026	(51)
21,247	USD	80,000	PLN	BCLY	09/16/2026	(167)
65,219	USD	245,000	PLN	DEUT	09/16/2026	(362)
65,998	USD	248,000	PLN	SSG	09/16/2026	(385)
123,572	USD	465,000	PLN	CBK	09/16/2026	(898)
18,676	USD	68,000	PLN	MSC	10/27/2026	473
52,795	USD	240,000	RON	BNP	09/16/2026	201
209,274	USD	955,000	RON	GSC	09/16/2026	(7)
1,303	USD	6,000	RON	DEUT	09/16/2026	(12)
20,778	USD	95,000	RON	SGG	09/16/2026	(41)
4,558	USD	21,000	RON	MSC	09/16/2026	(44)
40,223	USD	184,000	RON	CBK	09/16/2026	(99)
111,475	USD	511,000	RON	BOA	09/16/2026	(507)
160,258	USD	205,000	SGD	DEUT	09/16/2026	(139)
70,100	USD	90,000	SGD	CBK	09/16/2026	(318)
108,771	USD	140,000	SGD	UBS	09/16/2026	(768)
141,676	USD	4,650,000	THB	SCB	09/16/2026	1,899
14,395	USD	480,000	THB	DEUT	09/16/2026	(33)
45,603	USD	1,520,000	THB	BCLY	09/16/2026	(87)
60,242	USD	2,010,000	THB	CBK	09/16/2026	(178)
31,962	USD	1,070,000	THB	JPM	09/16/2026	(201)
116,851	USD	3,900,000	THB	BOA	09/16/2026	(382)
420,763	USD	14,040,000	THB	SSG	09/16/2026	(1,273)

57

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
120,621	USD	5,945,000	TRY	BNP	09/16/2026	$381
249,362	USD	13,670,000	TRY	DEUT	09/16/2026	(27,120)
478,462	USD	25,080,000	TRY	BCLY	09/16/2026	(28,792)
486,307	USD	25,660,000	TRY	BCLY	11/04/2026	(12,148)
451,030	USD	25,080,000	TRY	BCLY	12/16/2026	(18,474)
448,061	USD	25,660,000	TRY	BCLY	01/29/2027	(14,703)
271,222	USD	15,720,000	TRY	JPM	02/10/2027	(9,788)
420,575	USD	25,080,000	TRY	GSC	03/17/2027	(14,373)
8,268	USD	335,000	UYU	CBK	09/16/2026	(27)
20,946	USD	339,000	ZAR	BOA	08/26/2026	470
271,039	USD	4,476,000	ZAR	CBK	09/16/2026	1,119
69,032	USD	1,140,000	ZAR	BOA	09/16/2026	286
461,866	USD	7,657,000	ZAR	SSG	09/16/2026	118
77,577	USD	1,290,000	ZAR	MSC	09/16/2026	(215)
187,641	USD	3,170,000	ZAR	GSC	09/16/2026	(3,522)
67,093	USD	1,102,000	ZAR	JPM	12/18/2026	1,129
Total foreign currency contracts						$151,868
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$198,400	$—	$198,400	$—
Corporate Bonds	6,260,456	—	6,260,456	—
Foreign Government Obligations	11,932,900	—	11,932,900	—
Short-Term Investments	393,234	—	393,234	—
Purchased Options	17,640	—	17,640	—
Foreign Currency Contracts(2)	410,484	—	410,484	—
Futures Contracts(2)	7,922	7,922	—	—
Swaps - Interest Rate(2)	35,505	—	35,505	—
Total	$19,256,541	$7,922	$19,248,619	$—
Liabilities
Foreign Currency Contracts(2)	$(258,616)	$—	$(258,616)	$—
Futures Contracts(2)	(4,826)	(4,826)	—	—
Swaps - Credit Default(2)	(3,341)	—	(3,341)	—
Swaps - Interest Rate(2)	(27,002)	—	(27,002)	—
Written Options	(38,843)	—	(38,843)	—
Total	$(332,628)	$(4,826)	$(327,802)	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2026 is not presented.

58

The Hartford Equity Income Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8%
	Banks - 5.1%
1,168,033	Bank of America Corp.	$72,359,644
5,569,570	Huntington Bancshares, Inc.	94,905,473
346,722	M&T Bank Corp.	85,394,162
		252,659,279
	Capital Goods - 9.1%
142,362	Eaton Corp. PLC	59,108,702
404,583	Emerson Electric Co.	60,614,625
287,158	Ferguson Enterprises, Inc.	67,289,734
263,426	Honeywell Aerospace, Inc.*	54,460,691
288,488	Johnson Controls International PLC	42,309,650
178,484	L3Harris Technologies, Inc.	49,450,777
60,977	Northrop Grumman Corp.	33,078,803
206,867	PACCAR, Inc.	27,447,114
708,467	Sunbelt Rentals Holdings, Inc.	50,758,969
		444,519,065
	Commercial & Professional Services - 1.4%
250,468	Automatic Data Processing, Inc.	66,739,703
	Consumer Discretionary Distribution & Retail - 2.4%
290,299	Dick's Sporting Goods, Inc.	56,872,477
912,726	Industria de Diseno Textil SA	59,567,786
		116,440,263
	Energy - 5.6%
520,355	Diamondback Energy, Inc.	105,606,047
896,825	EQT Corp.	47,791,804
170,136	Targa Resources Corp.	45,999,671
1,021,187	Williams Cos., Inc.	73,055,718
		272,453,240
	Equity Real Estate Investment Trusts (REITs) - 7.3%
1,103,051	Crown Castle, Inc. REIT	84,162,791
1,886,987	Gaming & Leisure Properties, Inc. REIT	84,518,148
276,581	Iron Mountain, Inc. REIT	33,831,388
298,769	Lamar Advertising Co. Class A, REIT	47,791,089
445,857	Sun Communities, Inc. REIT	55,054,423
2,211,109	Weyerhaeuser Co. REIT	55,344,058
		360,701,897
	Financial Services - 10.9%
384,051	Ares Management Corp. Class A	49,193,092
294,904	Capital One Financial Corp.	61,637,885
411,312	Charles Schwab Corp.	43,286,475
125,992	CME Group, Inc.	33,739,398
485,514	Equitable Holdings, Inc.	23,134,742
457,395	Intercontinental Exchange, Inc.	69,743,590
721,684	Nasdaq, Inc.	67,975,416
401,561	Raymond James Financial, Inc.	70,666,705
146,619	S&P Global, Inc.	60,396,765
145,718	Visa, Inc. Class A	53,351,731
		533,125,799
	Food, Beverage & Tobacco - 5.0%
601,403	Archer-Daniels-Midland Co.	47,673,216
163,537	Constellation Brands, Inc. Class A	21,297,423
2,532,958	Keurig Dr. Pepper, Inc.	78,825,653
536,591	Pernod Ricard SA(1)	41,818,302
282,217	Philip Morris International, Inc.	53,852,648
		243,467,242
	Health Care Equipment & Services - 5.1%
347,801	Becton Dickinson & Co.	57,602,802
191,525	Cardinal Health, Inc.	44,056,496
698,795	CVS Health Corp.	72,975,162
206,841	Elevance Health, Inc.	77,739,121
		252,373,581
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8% - (continued)
	Household & Personal Products - 2.8%
367,799	Kimberly-Clark Corp.	$40,204,108
1,549,492	Unilever PLC ADR	98,253,288
		138,457,396
	Insurance - 3.9%
891,140	American International Group, Inc.	70,025,781
365,102	Marsh & McLennan Cos., Inc.	69,256,198
254,235	Progressive Corp.	53,750,364
		193,032,343
	Materials - 2.9%
1,425,539	Anglo American PLC	72,162,925
281,895	Avery Dennison Corp.	47,846,038
197,223	PPG Industries, Inc.	21,797,086
		141,806,049
	Media & Entertainment - 1.3%
681,761	Walt Disney Co.	65,578,591
	Pharmaceuticals, Biotechnology & Life Sciences - 9.8%
371,813	AstraZeneca PLC	63,074,357
247,446	Danaher Corp.	48,247,021
39,846	Eli Lilly & Co.	45,776,679
480,076	Gilead Sciences, Inc.	62,510,696
268,591	Johnson & Johnson	68,853,303
800,274	Merck & Co., Inc.	104,195,675
131,239	Roche Holding AG	57,363,566
377,567	Zoetis, Inc.	29,182,153
		479,203,450
	Semiconductors & Semiconductor Equipment - 5.3%
213,830	Broadcom, Inc.	83,239,742
304,419	NVIDIA Corp.	61,112,114
281,184	NXP Semiconductors NV	64,436,126
129,538	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	52,365,737
		261,153,719
	Software & Services - 7.4%
671,886	Microsoft Corp.	312,238,862
130,859	Roper Technologies, Inc.	51,292,802
		363,531,664
	Technology Hardware & Equipment - 4.5%
404,298	Cisco Systems, Inc.	46,894,525
408,669	NetApp, Inc.	72,947,417
486,663	TE Connectivity PLC	100,101,712
		219,943,654
	Telecommunication Services - 1.3%
382,250	T-Mobile U.S., Inc.	66,018,397
	Utilities - 6.7%
565,829	American Electric Power Co., Inc.	72,341,238
382,732	American Water Works Co., Inc.	51,351,152
316,144	Atmos Energy Corp.	54,623,360
685,063	Dominion Energy, Inc.	47,385,808
1,322,996	PPL Corp.	46,582,689
613,199	Sempra	54,298,772
		326,583,019
	Total Common Stocks (cost $3,903,571,491)	$4,797,788,351

59

The Hartford Equity Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.4%
$ 22,596,779
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at 3.64%,
due on 08/03/2026 with a maturity value
of $22,603,633; collateralized by
U.S. Treasury Note at 3.88%, maturing
04/15/2029, with a market value of
$23,048,889
			$22,596,779
	Securities Lending Collateral - 0.4%
19,145,140	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(2)		19,145,140
	Total Short-Term Investments (cost $41,741,919)		$41,741,919
	Total Investments (cost $3,945,313,410)	98.6%	$4,839,530,270
	Other Assets and Liabilities	1.4%	67,405,068
	Net Assets	100.0%	$4,906,935,338
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$4,797,788,351	$4,516,116,803	$281,671,548	$—
Short-Term Investments	41,741,919	19,145,140	22,596,779	—
Total	$4,839,530,270	$4,535,261,943	$304,268,327	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.

60

The Hartford Floating Rate Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
	Other Asset-Backed Securities - 1.1%
$ 2,000,000	Bain Capital Credit CLO Ltd. Series 2025-1A, 5.30%, 04/23/2038, 3 mo. USD Term SOFR + 1.55%(1)(2)	$2,003,564
2,500,000	Carlyle U.S. CLO Ltd. Series 2020-1A, 5.28%, 01/20/2038, 3 mo. USD Term SOFR + 1.55%(1)(2)	2,504,255
1,750,000	Elmwood CLO II Ltd. Series 2019-2A, 9.48%, 10/20/2037, 3 mo. USD Term SOFR + 5.75%(1)(2)	1,715,761
1,500,000	Madison Park Funding LXIX Ltd. Series 2024-69A, 10.06%, 07/25/2037, 3 mo. USD Term SOFR + 6.25%(1)(2)	1,367,641
1,250,000	Magnetite XLI Ltd. Series 2024-41A, 8.71%, 01/25/2038, 3 mo. USD Term SOFR + 4.90%(1)(2)	1,244,724
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $9,000,000)	$8,835,945
CORPORATE BONDS - 2.3%
	Commercial Services - 0.1%
1,100,000	Veritiv Operating Co. 10.50%, 11/30/2030(1)	$1,128,523
	Diversified Financial Services - 0.5%
	Freedom Mortgage Holdings LLC
600,000	9.13%, 05/15/2031(1)	615,082
575,000	9.25%, 02/01/2029(1)	590,934
2,690,000	Stonebriar ABF Issuer LLC 8.13%, 12/15/2030(1)	2,800,758
		4,006,774
	Food - 0.1%
440,000	Industrial F&B Investments III, Inc. 7.75%, 02/11/2033(1)	446,734
	Hand/Machine Tools - 0.1%
EUR 805,000	IMA Industria Macchine Automatiche SpA 6.18%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	936,372
	Healthcare - Services - 0.1%
$ 730,000	Acadia Healthcare Co., Inc. 7.38%, 03/15/2033(1)	752,810
	Insurance - 0.4%
	Asurion LLC/Asurion Co-Issuer, Inc.
1,000,000	8.00%, 12/31/2032(1)	1,011,626
2,500,000	8.38%, 02/01/2034(1)	2,277,769
		3,289,395
	Internet - 0.1%
665,000	Getty Images, Inc. 11.25%, 02/21/2030(1)	521,647
	Media - 0.0%
645,000	CSC Holdings LLC 11.75%, 01/31/2029(1)	369,202
	Oil & Gas - 0.2%
1,705,000	Matador Resources Co. 6.25%, 04/15/2033(1)	1,677,694
	Packaging & Containers - 0.3%
1,775,000	TriMas Corp. 4.13%, 04/15/2029(1)	1,695,715
815,000	Trivium Packaging Finance BV 12.25%, 01/15/2031(1)	901,857
		2,597,572
	Retail - 0.3%
EUR 575,000	Bertrand Franchise Finance SAS 6.24%, 07/18/2030, 3 mo. EURIBOR + 3.75%(1)(2)	663,046
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 2.3% - (continued)
	Retail - 0.3% - (continued)
$ 560,000	Petco Health & Wellness Co., Inc. 8.25%, 02/01/2031(1)	$561,789
1,000,000	Staples, Inc. 10.75%, 09/01/2029(1)	956,852
		2,181,687
	Telecommunications - 0.1%
790,000	Cipher Compute LLC 7.13%, 11/15/2030(1)	805,809
	Total Corporate Bonds (cost $19,078,669)	$18,714,219
SENIOR FLOATING RATE INTERESTS - 89.0%(3)
	Advertising - 0.6%
600,000	Clear Channel Outdoor Holdings, Inc. 7.85%, 08/23/2028, 1 mo. USD Term SOFR + 4.00%	$600,426
2,000,000	Neptune Bidco U.S., Inc. 8.86%, 02/03/2033, 3 mo. USD Term SOFR + 5.00%	1,986,820
1,945,237	Wasserman Media Group LLC 6.23%, 06/23/2032, 1 mo. USD Term SOFR + 2.50%	1,933,897
		4,521,143
	Aerospace & Defense - 2.3%
3,475,696	Barnes Group, Inc. 6.23%, 01/27/2032, 1 mo. USD Term SOFR + 2.50%	3,478,790
1,950,533	Cobham Ultra SeniorCo SARL 7.79%, 08/03/2029, 6 mo. USD Term SOFR + 3.75%	1,957,028
3,284,975	Dynasty Acquisition Co., Inc. 5.73%, 10/31/2031, 1 mo. USD Term SOFR + 2.00%	3,292,399
	Kaman Corp.
1,792,638	5.67%, 02/26/2032, 3 mo. USD Term SOFR + 2.00%	1,791,042
207,931	5.67%, 02/26/2032, 3 mo. USD Term SOFR + 2.00%(4)	207,746
1,142,858	Karman Holdings LLC 6.48%, 04/01/2032, 3 mo. USD Term SOFR + 2.75%	1,146,287
	PMI U.S. Bidco, Inc.
27,586	6.96%, 03/16/2033, 1 mo. USD Term SOFR + 3.25%(4)	27,745
172,414	6.98%, 03/16/2033, 3 mo. USD Term SOFR + 3.25%	173,405
	TransDigm, Inc.
6,023,745	6.23%, 02/28/2031, 1 mo. USD Term SOFR + 2.50%	6,031,033
503,737	6.23%, 02/13/2033, 1 mo. USD Term SOFR + 2.50%	504,216
		18,609,691
	Agriculture - 0.3%
2,630,100	Golden State Food LLC 7.23%, 12/04/2031, 3 mo. USD Term SOFR + 3.50%	2,632,072
	Airlines - 1.2%
	American Airlines, Inc.
1,094,397	5.98%, 04/20/2028, 3 mo. USD Term SOFR + 2.25%	1,093,806
1,690,000	6.67%, 05/29/2033, U.S. (Fed) Prime Rate + 3.00%	1,676,615
2,480,812	AS Mileage Plan IP Ltd. 5.48%, 10/15/2031, 3 mo. USD Term SOFR + 1.75%	2,473,072

61

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.0%(3) - (continued)
	Airlines - 1.2% - (continued)
$ 2,315,000	OneSky Flight LLC 6.42%, 02/17/2033, 1 mo. USD Term SOFR + 2.75%	$2,313,565
1,771,814	VistaJet Malta Finance PLC 7.48%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	1,772,930
		9,329,988
	Apparel - 1.6%
6,441,319	ABG Intermediate Holdings 2 LLC 5.98%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	6,449,821
1,134,307	Beach Acquisition Bidco LLC 6.48%, 09/12/2032, 1 mo. USD Term SOFR + 2.75%	1,137,620
4,224,175	Champ Acquisition Corp. 7.07%, 11/25/2031, 3 mo. USD Term SOFR + 3.25%	4,240,016
1,047,362	Varsity Brands, Inc. 6.48%, 08/26/2031, 3 mo. USD Term SOFR + 2.75%	1,047,194
		12,874,651
	Auto Parts & Equipment - 1.3%
1,570,125	American Axle & Manufacturing, Inc. 6.92%, 02/03/2033, 1 mo. USD Term SOFR + 3.25%	1,572,088
	Clarios Global LP
EUR 2,232,826	4.94%, 01/28/2032, 1 mo. EURIBOR + 2.75%	2,576,250
$ 3,283,500	6.23%, 01/28/2032, 1 mo. USD Term SOFR + 2.50%	3,287,604
	First Brands Group LLC
3,872,243	8.93%, 03/30/2027, 1 mo. USD Term SOFR + 5.00%(5)(6)	1,704
4,444,488	10.65%, 06/29/2027, 3 mo. USD Term SOFR + 7.00%(6)	1,467
1,542,497	13.65%, 06/29/2027, 3 mo. USD Term SOFR + 10.00%(6)	260,019
3,210,000	Stonepeak Motion Finco LLC 6.18%, 06/24/2033, 3 mo. USD Term SOFR + 2.50%	3,210,674
		10,909,806
	Beverages - 0.3%
2,149,613	Primo Brands Corp. 6.48%, 03/31/2031, 3 mo. USD Term SOFR + 2.75%	2,157,158
	Biotechnology - 0.4%
1,540,000	BioMarin Pharmaceutical, Inc. 5.43%, 04/27/2033, 6 mo. USD Term SOFR + 1.75%	1,537,890
1,771,750	Genmab AS 5.73%, 12/12/2032, 3 mo. USD Term SOFR + 2.00%	1,769,730
		3,307,620
	Chemicals - 1.7%
1,994,625	AAP Buyer, Inc. 6.57%, 09/09/2031, 3 mo. USD Term SOFR + 2.75%	2,001,267
1,285,000	BASF Coatings Ltd. 7.24%, 06/29/2033, 3 mo. USD Term SOFR + 3.50%	1,290,050
2,400,000	Ineos Finance PLC 8.72%, 06/25/2032, 3 mo. USD Term SOFR + 5.00%	2,218,008
2,479,511	Ineos U.S. Finance LLC 6.73%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	2,304,408
2,428,706	Nouryon Finance BV 7.23%, 07/08/2031, 3 mo. USD Term SOFR + 3.50%	2,427,200
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.0%(3) - (continued)
	Chemicals - 1.7% - (continued)
	SCIH Salt Holdings, Inc.
$ 1,715,929	6.35%, 01/31/2029, 6 mo. USD Term SOFR + 2.75%	$1,705,204
2,000,000	6.44%, 07/30/2031, 3 mo. USD Term SOFR + 2.75%	1,990,000
		13,936,137
	Commercial Banks - 0.0%
299,250	Ascensus Group Holdings, Inc. 6.72%, 11/25/2032, 3 mo. USD Term SOFR + 3.00%	292,705
	Commercial Services - 9.6%
4,967,462	Allied Universal Holdco LLC 6.98%, 08/20/2032, 1 mo. USD Term SOFR + 3.25%	4,980,229
4,667,349	Belron Finance 2019 LLC 5.66%, 10/16/2031, 3 mo. USD Term SOFR + 2.00%	4,658,621
399,000	Boluda Towage SL 6.19%, 06/30/2033, 3 mo. USD Term SOFR + 2.50%	400,748
1,465,000	Brightview Landscapes LLC 5.82%, 06/17/2033, 3 mo. USD Term SOFR + 2.00%	1,462,553
1,815,000	Carrix, Inc. 5.71%, 07/27/2033, 3 mo. USD Term SOFR + 2.00%	1,810,463
2,992,387	Citrin Cooperman Advisors LLC 6.73%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	2,930,684
2,365,667	Creative Artists Agency LLC 6.23%, 10/01/2031, 1 mo. USD Term SOFR + 2.50%	2,362,426
3,754,000	Evertec Group LLC 5.98%, 10/30/2030, 1 mo. USD Term SOFR + 2.25%	3,749,307
4,941,662	First Advantage Holdings LLC 6.48%, 10/31/2031, 3 mo. USD Term SOFR + 2.75%	4,929,752
5,687,388	Fugue Finance BV 5.92%, 01/09/2032, 3 mo. USD Term SOFR + 2.25%	5,671,748
3,618,607	Genuine Financial Holdings LLC 6.98%, 09/27/2030, 1 mo. USD Term SOFR + 3.25%	3,517,575
1,336,819	Hertz Corp. 7.57%, 06/30/2028, 3 mo. USD Term SOFR + 3.75%	719,650
EUR 2,293,381	Inspired Finco Holdings Ltd. 5.19%, 02/28/2031, 1 mo. EURIBOR + 3.00%	2,650,695
	Medical Solutions Holdings, Inc.
$ 1,254,009	7.42%, 11/01/2030, 3 mo. USD Term SOFR + 3.50%	144,211
73,765	9.17%, 11/01/2030, 3 mo. USD Term SOFR + 5.25%	49,054
442,591	10.92%, 11/03/2031, 3 mo. USD Term SOFR + 7.00%	60,489
5,426,897	OMNIA Partners LLC 6.42%, 12/31/2032, 3 mo. USD Term SOFR + 2.75%	5,432,921
1,879,298	Parexel International Corp. 6.23%, 12/12/2031, 1 mo. USD Term SOFR + 2.50%	1,882,042
2,625,163	Prometric Holdings, Inc. 7.48%, 06/25/2032, 1 mo. USD Term SOFR + 3.75%	2,622,354
	Pye-Barker Fire & Safety LLC
213,850	3.09%, 12/16/2032, 3 mo. USD Term SOFR + 2.50%(4)	214,562
1,431,150	6.23%, 12/16/2032, 3 mo. USD Term SOFR + 2.50%	1,435,916
4,457,723	Ryan LLC 7.23%, 11/05/2032, 1 mo. USD Term SOFR + 3.50%	4,462,582

62

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.0%(3) - (continued)
	Commercial Services - 9.6% - (continued)
$ 4,085,000	Shift4 Payments LLC 5.73%, 07/03/2032, 3 mo. USD Term SOFR + 2.00%	$4,077,361
3,910,745	Trans Union LLC 5.48%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	3,898,785
4,210,754	TTF Holdings LLC 7.38%, 07/18/2031, 6 mo. USD Term SOFR + 3.75%	3,308,936
1,742,982	United Talent Agency LLC 6.17%, 06/10/2032, 1 mo. USD Term SOFR + 2.50%	1,744,620
967,575	Valvoline, Inc. 5.50%, 12/01/2032, 1 mo. USD Term SOFR + 1.75%	969,510
1,758,158	Veritiv Corp. 7.73%, 12/02/2030, 3 mo. USD Term SOFR + 4.00%	1,668,685
2,075,000	Vestis Corp. 5.92%, 02/22/2031, 3 mo. USD Term SOFR + 2.25%	2,053,607
2,144,625	Wash Multifamily Parent, Inc. 6.73%, 09/10/2032, 1 mo. USD Term SOFR + 3.00%	2,155,799
2,155,486	WEX, Inc. 5.48%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	2,151,951
		78,177,836
	Construction Materials - 3.3%
3,996,322	Chamberlain Group, Inc. 6.73%, 09/08/2032, 1 mo. USD Term SOFR + 3.00%	3,998,640
	Cornerstone Building Brands, Inc.
2,123,807	7.01%, 04/12/2028, 3 mo. USD Term SOFR + 3.25%	1,068,551
2,623,275	8.16%, 05/15/2031, 3 mo. USD Term SOFR + 4.50%	1,167,357
3,935,213	Emerald Borrower LP 6.07%, 08/04/2031, 3 mo. USD Term SOFR + 2.25%	3,933,914
1,513,370	Groundworks LLC 7.22%, 03/14/2031, 1 mo. USD Term SOFR + 3.50%	1,514,884
3,869,930	Hobbs & Associates LLC 6.48%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	3,860,255
3,959,825	Quikrete Holdings, Inc. 5.98%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	3,961,251
3,955,612	Tamko Building Products LLC 6.52%, 09/20/2030, 1 mo. USD Term SOFR + 2.75%	3,950,668
	Watlow Electric Manufacturing Co.
1,248,987	6.42%, 06/17/2033, 3 mo. USD Term SOFR + 2.75%	1,251,173
131,013	6.43%, 06/17/2033, 1 mo. USD Term SOFR + 2.75%(4)	131,242
1,959,934	Wilsonart LLC 7.98%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	1,771,603
		26,609,538
	Distribution/Wholesale - 2.0%
2,474,681	American Builders & Contractors Supply Co., Inc. 5.48%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	2,475,127
	Core & Main LP
155,000	5.48%, 07/01/2033, 3 mo. USD Term SOFR + 1.75%	155,065
1,686,977	5.66%, 02/09/2031, 3 mo. USD Term SOFR + 2.00%	1,686,977
4,263,575	Gloves Buyer, Inc. 7.48%, 05/21/2032, 3 mo. USD Term SOFR + 3.75%	4,266,687
2,946,218	Olympus Water U.S. Holding Corp. 6.73%, 06/20/2031, 3 mo. USD Term SOFR + 3.00%	2,941,858
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.0%(3) - (continued)
	Distribution/Wholesale - 2.0% - (continued)
	Windsor Holdings III LLC
EUR 1,500,000	4.94%, 08/01/2030, 1 mo. EURIBOR + 2.75%	$1,740,536
$ 3,307,305	6.48%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	3,308,958
		16,575,208
	Diversified Financial Services - 3.4%
1,908,873	Aretec Group, Inc. 6.73%, 08/09/2030, 1 mo. USD Term SOFR + 3.00%	1,911,946
6,800,373	Blackhawk Network Holdings, Inc. 7.23%, 03/12/2029, 3 mo. USD Term SOFR + 3.50%	6,768,479
3,606,875	CFC Bidco 2022 Ltd. 7.23%, 07/01/2032, 3 mo. USD Term SOFR + 3.50%	3,441,572
4,937,500	FNZ Group Services Ltd. 8.66%, 11/05/2031, 3 mo. USD Term SOFR + 5.00%	3,703,125
3,539,351	Focus Financial Partners LLC 6.23%, 09/15/2031, 1 mo. USD Term SOFR + 2.50%	3,490,048
3,966,696	HighTower Holdings LLC 6.41%, 02/03/2032, 3 mo. USD Term SOFR + 2.75%	3,946,863
505,000	Jupiter Borrower, Inc. 6.48%, 06/30/2033, 3 mo. USD Term SOFR + 2.75%	507,525
992,500	Mariner Wealth Advisors LLC 5.98%, 12/31/2030, 3 mo. USD Term SOFR + 2.25%	993,234
3,112,200	Osaic Holdings, Inc. 6.23%, 07/30/2032, 3 mo. USD Term SOFR + 2.50%	3,091,068
		27,853,860
	Electric - 0.2%
1,831,897	Kohler Energy Co. LLC 6.73%, 05/01/2031, 3 mo. USD Term SOFR + 3.00%	1,837,631
	Electronics - 1.5%
3,541,515	Coherent Corp. 5.48%, 07/02/2029, 1 mo. USD Term SOFR + 1.75%	3,541,516
2,320,000	Dwyer Instruments, Inc. 6.21%, 07/25/2033, 3 mo. USD Term SOFR + 2.50%	2,317,100
4,743,712	LSF12 Crown U.S. Commercial Bidco LLC 6.24%, 12/02/2031, 1 mo. USD Term SOFR + 2.50%	4,748,645
1,235,000	Resilience Parent LLC 6.23%, 02/28/2033, 3 mo. USD Term SOFR + 2.50%	1,232,431
		11,839,692
	Energy-Alternate Sources - 0.1%
885,000	ACI Rover Parent LLC 5.98%, 06/09/2033, 3 mo. USD Term SOFR + 2.25%	882,566
	Engineering & Construction - 2.1%
4,090,000	AGI-CFI Acquisition Corp. 8.23%, 03/25/2033, 1 mo. USD Term SOFR + 4.50%	4,055,930
1,344,838	Blackfin Pipeline LLC 6.75%, 09/29/2032, 1 mo. USD Term SOFR + 3.00%	1,345,685
2,108,660	Brown Group Holding LLC 6.21%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	2,112,962
2,024,342	Construction Partners, Inc. 5.75%, 11/03/2031, 1 mo. USD Term SOFR + 2.00%	2,024,342
390,000	Modern Aviation Fbo Holdings LLC 6.73%, 06/30/2033, 3 mo. USD Term SOFR + 3.00%	390,487
2,993,258	Newly Weds Foods, Inc. 5.97%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	2,993,258
4,319,423	Tecta America Corp. 6.23%, 02/18/2032, 1 mo. USD Term SOFR + 2.50%	4,321,756
		17,244,420

63

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.0%(3) - (continued)
	Entertainment - 4.9%
	Banijay Entertainment SAS
EUR 1,445,000	5.57%, 07/06/2033, 3 mo. EURIBOR + 3.25%	$1,665,702
$ 1,767,767	5.90%, 07/06/2033, 1 mo. USD Term SOFR + 2.25%	1,763,348
	Caesars Entertainment, Inc.
2,400,689	5.98%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	2,311,864
1,992,518	5.98%, 02/06/2031, 1 mo. USD Term SOFR + 2.25%	1,894,545
2,320,538	Cinemark USA, Inc. 5.71%, 05/24/2030, 1 mo. USD Term SOFR + 2.00%	2,323,810
3,038,879	Crown Finance U.S., Inc. 8.17%, 12/02/2031, 1 mo. USD Term SOFR + 4.50%	3,047,753
1,357,812	DK Crown Holdings, Inc. 5.43%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	1,353,848
5,506,869	EOC Borrower LLC 6.48%, 03/24/2032, 1 mo. USD Term SOFR + 2.75%	5,515,459
4,088,605	Great Canadian Gaming Corp. 8.43%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	4,042,608
1,648,350	Herschend Entertainment Co. LLC 6.23%, 05/27/2032, 1 mo. USD Term SOFR + 2.50%	1,652,471
3,036,288	Maverick Gaming LLC 11.25%, 06/05/2028, U.S. (Fed) Prime Rate + 7.50%(7)	—
6,016,186	Ontario Gaming GTA LP 7.98%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	5,751,474
1,185,000	Pioneer Opco LLC 7.00%, 05/16/2033, 1 mo. USD Term SOFR + 3.25%	1,191,351
	RunItOneTime LLC
874,622	4.73%, 10/15/2026, 1 mo. USD Term SOFR + 11.50%(6)(7)	386,583
370,935	16.23%, 10/15/2026, 1 mo. USD Term SOFR + 12.50%(7)	370,935
42,713	16.23%, 10/15/2026, 1 mo. USD Term SOFR + 1.00%(6)(7)	—
6,858,497	TKO Worldwide Holdings LLC 5.41%, 11/21/2031, 3 mo. USD Term SOFR + 1.75%	6,843,340
		40,115,091
	Environmental Control - 0.9%
820,000	EnergySolutions LLC 6.43%, 07/23/2033, 3 mo. USD Term SOFR + 2.75%	821,025
	Filtration Group Corp.
EUR 635,000	5.69%, 10/21/2028, 1 mo. EURIBOR + 3.50%	734,542
$ 2,373,793	6.23%, 10/21/2028, 1 mo. USD Term SOFR + 2.50%	2,374,647
2,506,062	GFL Environmental, Inc. 6.16%, 03/03/2032, 3 mo. USD Term SOFR + 2.50%	2,507,115
1,122,100	Northstar Group Services, Inc. 8.57%, 05/31/2030, 3 mo. USD Term SOFR + 4.75%	1,124,210
		7,561,539
	Food - 1.5%
2,765,070	Aspire Bakeries Holdings LLC 6.75%, 12/23/2030, 1 mo. USD Term SOFR + 3.00%	2,774,278
	CHG PPC Parent LLC
EUR 1,500,000	5.69%, 12/08/2028, 1 mo. EURIBOR + 3.50%	1,737,076
$ 617,659	6.85%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	619,463
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.0%(3) - (continued)
	Food - 1.5% - (continued)
	Froneri Lux Finco SARL
EUR 1,720,000	5.43%, 09/30/2031, 6 mo. EURIBOR + 2.75%	$1,966,479
$ 2,373,075	6.45%, 09/30/2032, 6 mo. USD Term SOFR + 2.50%	2,359,026
2,385,000	TreeHouse Foods, Inc. 7.98%, 02/11/2033, 1 mo. USD Term SOFR + 4.25%	2,390,152
		11,846,474
	Healthcare - Products - 1.6%
2,525,000	Agiliti Health, Inc. 6.75%, 05/01/2030, 3 mo. USD Term SOFR + 3.00%	2,442,937
EUR 2,150,000	Auris Luxembourg III SARL 6.21%, 02/28/2032, 3 mo. EURIBOR + 3.75%	2,479,718
$ 4,841,311	Bausch & Lomb Corp. 7.48%, 01/15/2031, 1 mo. USD Term SOFR + 3.75%	4,853,415
2,500,000	Hologic, Inc. 5.99%, 04/07/2033, 3 mo. USD Term SOFR + 2.25%	2,457,650
901,031	Insulet Corp. 5.73%, 08/01/2031, 1 mo. USD Term SOFR + 2.00%	903,473
		13,137,193
	Healthcare - Services - 2.5%
	ADMI Corp.
1,465,670	7.22%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	1,360,333
1,572,792	7.60%, 12/23/2027, 1 mo. USD Term SOFR + 3.75%	1,464,003
1,711,400	Aveanna Healthcare LLC 6.73%, 09/17/2032, 1 mo. USD Term SOFR + 3.00%	1,718,211
885,000	Bella Holding Co. LLC 6.98%, 06/16/2033, 1 mo. USD Term SOFR + 3.25%	883,345
4,020,581	Charlotte Buyer, Inc. 8.15%, 06/30/2031, 1 mo. USD Term SOFR + 4.50%	4,023,556
	EyeCare Partners LLC
1,827,963	4.83%, 11/30/2028, 6 mo. USD Term SOFR + 3.61%(6)	871,024
431,004	10.58%, 11/30/2028, 6 mo. USD Term SOFR + 6.75%	69,680
2,512,496	Heartland Dental LLC 7.23%, 08/25/2032, 1 mo. USD Term SOFR + 3.50%	2,515,059
1,180,244	Medical Solutions Holdings, Inc. 7.42%, 11/01/2028, 3 mo. USD Term SOFR + 3.50%	110,435
5,270,174	Star Parent, Inc. 7.23%, 09/27/2030, 3 mo. USD Term SOFR + 3.50%	5,287,250
	U.S. Fertility Enterprises LLC
99,058	3.50%, 12/30/2032, 1 mo. USD Term SOFR + 3.00%(4)	99,388
1,956,212	6.95%, 12/30/2032, 3 mo. USD Term SOFR + 3.25%	1,962,726
		20,365,010
	Holding Companies-Diversified - 0.5%
	GC Ferry Acquisition I, Inc.
605,208	3.50%, 08/16/2032, 1 mo. USD Term SOFR + 3.50%(4)	605,142
3,527,068	7.23%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%	3,526,680
		4,131,822
	Home Furnishings - 0.6%
3,220,000	AI Aqua Merger Sub, Inc. 6.15%, 07/05/2033, 1 mo. USD Term SOFR + 2.50%	3,220,000
1,275,407	Somnigroup International, Inc. 5.89%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	1,281,248
		4,501,248

64

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.0%(3) - (continued)
	Household Products - 0.6%
EUR 3,895,000	Cooper Consumer Health SAS 6.04%, 05/20/2033, 3 mo. EURIBOR + 3.75%	$4,518,558
	Housewares - 0.6%
$ 4,651,259	Hunter Douglas, Inc. 6.73%, 01/20/2032, 3 mo. USD Term SOFR + 3.00%	4,642,561
	Insurance - 6.1%
8,039,185	Acrisure LLC 6.73%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	7,343,795
1,483,806	Alera Group, Inc. 6.48%, 05/30/2032, 1 mo. USD Term SOFR + 2.75%	1,441,607
8,053,655	Alliant Holdings Intermediate LLC 6.23%, 09/19/2031, 1 mo. USD Term SOFR + 2.50%	8,017,977
2,541,300	AmWINS Group, Inc. 5.73%, 01/30/2032, 3 mo. USD Term SOFR + 2.00%	2,517,971
	Asurion LLC
5,189,413	7.57%, 02/23/2033, 3 mo. USD Term SOFR + 3.75%	4,856,408
1,373,832	9.33%, 01/20/2029, 3 mo. USD Term SOFR + 5.25%	1,361,316
4,086,628	Howden Group Holdings Ltd. 6.48%, 02/15/2031, 1 mo. USD Term SOFR + 2.75%	3,918,054
6,958,585	HUB International Ltd. 5.98%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	6,961,090
2,904,780	Sedgwick Claims Management Services, Inc. 6.23%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	2,883,604
650,087	Trucordia Insurance Holdings LLC 6.98%, 06/17/2032, 3 mo. USD Term SOFR + 3.25%	575,328
	Truist Insurance Holdings LLC
2,764,919	6.48%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	2,716,533
694,737	8.48%, 05/06/2032, 3 mo. USD Term SOFR + 4.75%	666,371
5,970,614	USI, Inc. 5.98%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	5,963,151
		49,223,205
	Internet - 2.7%
	MH Sub I LLC
4,296,098	7.98%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	4,160,943
3,756,299	7.98%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	3,349,679
1,595,000	9.98%, 02/23/2029, 1 mo. USD Term SOFR + 6.25%	1,510,162
EUR 2,480,000	MotoGP Sports Entertainment Group SL 4.87%, 08/18/2032, 6 mo. EURIBOR + 2.25%	2,865,531
$ 6,172,880	Newfold Digital Holdings Group, Inc. 7.27%, 04/30/2029, 1 mo. USD Term SOFR + 3.60%	3,435,717
	Proofpoint, Inc.
2,944,579	6.73%, 08/31/2028, 3 mo. USD Term SOFR + 3.00%	2,891,223
3,690,000	8.17%, 08/30/2030, 3 mo. USD Term SOFR + 4.50%	3,623,137
		21,836,392
	Investment Company Security - 1.1%
1,036,518	AAL Delaware Holdco, Inc. 6.23%, 07/30/2031, 1 mo. USD Term SOFR + 2.50%	1,039,544
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.0%(3) - (continued)
	Investment Company Security - 1.1% - (continued)
$ 2,122,675	Dragon Buyer, Inc. 6.48%, 09/30/2031, 3 mo. USD Term SOFR + 2.75%	$1,675,151
1,685,775	Gryphon Acquire Newco LLC 6.41%, 09/13/2032, 3 mo. USD Term SOFR + 2.75%	1,687,882
2,450,000	Intrado Corp. 6.98%, 01/31/2030, 3 mo. USD Term SOFR + 3.25%	2,417,538
2,447,123	NEXUS Buyer LLC 7.23%, 07/31/2031, 1 mo. USD Term SOFR + 3.50%	2,368,693
		9,188,808
	IT Services - 3.3%
5,037,810	Fortress Intermediate 3, Inc. 6.68%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	5,016,802
	Kaseya, Inc.
2,241,625	7.07%, 03/22/2032, 3 mo. USD Term SOFR + 3.25%	1,676,242
555,000	8.82%, 03/21/2033, 3 mo. USD Term SOFR + 5.00%	311,727
3,741,200	KnowBe4, Inc. 7.57%, 07/23/2032, 3 mo. USD Term SOFR + 3.75%	2,798,418
6,399,637	McAfee LLC 6.73%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	5,771,129
4,222,956	NCR Atleos LLC 6.67%, 04/16/2029, 3 mo. USD Term SOFR + 3.00%	4,209,780
2,246,619	Nielsen Consumer, Inc. 5.98%, 10/31/2030, 1 mo. USD Term SOFR + 2.25%	2,201,687
4,146,658	Peraton Corp. 7.67%, 02/01/2028, 3 mo. USD Term SOFR + 3.75%	3,767,529
975,000	Tempo Acquisition LLC 5.48%, 08/31/2028, 1 mo. USD Term SOFR + 1.75%	832,162
		26,585,476
	Leisure Time - 1.0%
3,689,915	LC AHAB U.S. Bidco LLC 6.32%, 05/01/2031, 3 mo. USD Term SOFR + 2.50%	3,682,241
1,139,429	MajorDrive Holdings IV LLC 7.99%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	1,092,143
1,050,653	Recess Holdings, Inc. 7.56%, 02/20/2030, 3 mo. USD Term SOFR + 3.75%	1,048,688
1,989,899	SRAM LLC 5.73%, 02/27/2032, 1 mo. USD Term SOFR + 2.00%	1,988,247
		7,811,319
	Lodging - 0.3%
2,468,813	Turquoise Topco Ltd. 6.98%, 12/30/2032, 3 mo. USD Term SOFR + 3.25%	2,453,382
	Machinery-Diversified - 0.7%
1,080,000	CompoSecure Holdings LLC 5.92%, 01/14/2033, 3 mo. USD Term SOFR + 2.25%	1,075,529
EUR 3,830,000	TK Elevator Midco GmbH 5.68%, 04/30/2030, 6 mo. EURIBOR + 3.00%	4,436,659
		5,512,188
	Media - 4.8%
$ 4,955,876	Century De Buyer LLC 6.82%, 10/30/2030, 3 mo. USD Term SOFR + 3.00%	4,948,145
8,345,528	Charter Communications Operating LLC 5.73%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	8,045,088
2,118,239	DirecTV Financing LLC 8.32%, 08/02/2029, 3 mo. USD Term SOFR + 4.50%	2,129,424

65

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.0%(3) - (continued)
	Media - 4.8% - (continued)
$ 8,057,019	Discovery Global Holdings, Inc. 6.23%, 06/03/2033, 1 mo. USD Term SOFR + 2.50%	$8,062,095
1,146,429	EW Scripps Co. 9.53%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	1,143,357
2,157,550	NEP Group, Inc. 8.23%, 10/17/2031, 1 mo. USD Term SOFR + 4.50%	2,015,583
1,468,357	Nexstar Media, Inc. 6.48%, 03/18/2033, 1 mo. USD Term SOFR + 2.75%	1,465,832
3,625,921	Sunrise Financing Partnership 6.34%, 02/15/2032, 6 mo. USD Term SOFR + 2.47%	3,558,443
5,786,416	Townsquare Media, Inc. 8.59%, 02/19/2030, 6 mo. USD Term SOFR + 5.00%	4,229,754
1,400,000	Versant Media Group, Inc. 7.23%, 01/30/2031, 3 mo. USD Term SOFR + 3.50%	1,407,784
2,275,000	Virgin Media Bristol LLC 6.97%, 03/31/2031, 6 mo. USD Term SOFR + 3.18%	1,936,594
		38,942,099
	Mining - 0.5%
	American Rock Salt Co. LLC
407,439	2.00%, 06/09/2028, 3 mo. USD Term SOFR + 2.00%(4)	409,476
2,059,949	7.99%, 06/09/2028, 3 mo. USD Term SOFR + 4.00%	1,901,044
1,408,325	10.99%, 06/09/2028, 3 mo. USD Term SOFR + 7.00%	1,415,367
		3,725,887
	Miscellaneous Manufacturing - 0.3%
EUR 2,260,000	Touchdown Acquirer, Inc. 5.48%, 02/21/2031, 3 mo. EURIBOR + 3.25%	2,589,830
	Oil & Gas Services - 0.2%
$ 1,291,763	Deep Blue Operating I LLC 5.90%, 10/01/2032, 3 mo. USD Term SOFR + 2.25%	1,290,148
	Packaging & Containers - 2.3%
6,125,731	Berlin Packaging LLC 6.98%, 06/07/2031, 3 mo. USD Term SOFR + 3.25%	6,094,490
	Clydesdale Acquisition Holdings, Inc.
1,557,380	6.91%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,519,224
1,880,617	6.98%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	1,794,484
2,651,675	Owens-Illinois, Inc. 6.73%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	2,614,552
2,250,000	Proampac PG Borrower LLC 7.78%, 03/07/2033, 3 mo. USD Term SOFR + 4.00%	2,198,430
3,177,281	SupplyOne, Inc. 7.23%, 04/21/2031, 1 mo. USD Term SOFR + 3.50%	3,185,574
1,332,962	TricorBraun Holdings, Inc. 6.98%, 03/03/2031, 1 mo. USD Term SOFR + 3.25%	1,201,332
		18,608,086
	Pharmaceuticals - 0.7%
1,191,007	Amneal Pharmaceuticals LLC 6.73%, 08/02/2032, 1 mo. USD Term SOFR + 3.00%	1,193,985
3,705,019	Bausch Health Cos., Inc. 9.98%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	3,590,497
EUR 1,000,000	Curium BidCo SARL 5.79%, 08/04/2031, 3 mo. EURIBOR + 3.50%	1,160,149
		5,944,631
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.0%(3) - (continued)
	Pipelines - 2.8%
$ 2,680,250	AL GCX Holdings LLC 5.92%, 12/17/2032, 1 mo. USD Term SOFR + 2.25%	$2,680,733
4,926,756	Colossus Acquireco LLC 5.37%, 01/31/2033, 3 mo. USD Term SOFR + 1.75%	4,903,502
1,910,977	CPPIB OVM Member U.S. LLC 5.98%, 08/20/2031, 3 mo. USD Term SOFR + 2.25%	1,911,321
2,413,250	Rockpoint Gas Storage Partners LP 5.98%, 09/18/2031, 3 mo. USD Term SOFR + 2.25%	2,414,770
2,528,501	Third Coast Infrastructure LLC 6.98%, 09/25/2030, 1 mo. USD Term SOFR + 3.25%	2,542,205
1,375,000	Traverse Midstream Partners LLC 6.04%, 07/14/2033, 3 mo. USD Term SOFR + 2.25%	1,373,281
2,091,638	UGI Energy Services LLC 5.73%, 02/22/2030, 1 mo. USD Term SOFR + 2.00%	2,091,638
2,200,000	Venture Global Calcasieu Pass LLC 6.95%, 04/11/2033, 6 mo. USD Term SOFR + 3.25%	2,213,398
1,615,950	WhiteWater Matterhorn Holdings LLC 5.50%, 06/16/2032, 3 mo. USD Term SOFR + 1.75%	1,601,810
1,282,077	Whitewater Whistler Holdings LLC 5.50%, 02/15/2030, 3 mo. USD Term SOFR + 1.75%	1,280,936
		23,013,594
	Retail - 5.5%
4,596,457	1011778 BC Unlimited Liability Co. 5.48%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	4,591,677
1,925,625	BCPE Grill Parent 8.42%, 09/30/2030, 3 mo. USD Term SOFR + 4.75%	1,819,716
GBP 3,000,000	CD&R Firefly Bidco Ltd. 8.23%, 07/03/2031, 1 mo. GBP SONIA + 4.50%	4,059,263
$ 992,424	Dave & Buster's, Inc. 6.94%, 11/01/2031, 3 mo. USD Term SOFR + 3.25%	796,629
5,146,011	Great Outdoors Group LLC 6.98%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	5,164,382
5,184,629	LBM Acquisition LLC 7.57%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	4,130,438
4,928,735	LSF9 Atlantis Holdings LLC 7.48%, 03/29/2029, 3 mo. USD Term SOFR + 3.75%	4,870,231
1,994,100	Peer Holding III BV 6.23%, 10/28/2030, 3 mo. USD Term SOFR + 2.50%	1,999,085
	QXO, Inc.
1,273,111	5.73%, 04/30/2032, 1 mo. USD Term SOFR + 2.00%	1,271,291
3,580,000	5.73%, 07/01/2033, 1 mo. USD Term SOFR + 2.00%	3,573,055
4,733,487	Specialty Building Products Holdings LLC 7.58%, 10/16/2028, 1 mo. USD Term SOFR + 3.75%	4,402,143
2,775,563	Staples, Inc. 9.41%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	2,578,497
5,438,137	White Cap Buyer LLC 6.98%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	5,427,968
		44,684,375
	Software - 8.9%
1,361,447	Ascend Learning LLC 6.73%, 12/11/2028, 1 mo. USD Term SOFR + 3.00%	1,345,068
6,479,671	Athenahealth Group, Inc. 6.98%, 02/16/2032, 1 mo. USD Term SOFR + 3.25%	6,427,056

66

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.0%(3) - (continued)
	Software - 8.9% - (continued)
$ 2,728,805	BCPE Pequod Buyer, Inc. 6.48%, 11/25/2031, 1 mo. USD Term SOFR + 2.75%	$2,673,082
	Boxer Parent Co., Inc.
3,585,570	6.42%, 07/30/2031, 3 mo. USD Term SOFR + 2.75%	3,262,116
2,525,000	9.57%, 07/30/2032, 3 mo. USD Term SOFR + 5.75%	2,255,153
5,418,665	Cast & Crew Payroll LLC 7.57%, 12/29/2028, 3 mo. USD Term SOFR + 3.75%	1,842,346
2,832,626	CCC Intelligent Solutions, Inc. 5.73%, 01/23/2032, 1 mo. USD Term SOFR + 2.00%	2,803,592
805,000	CoreWeave Financing DDTL V LLC 3.81%, 11/17/2031, 1 mo. USD Term SOFR + 4.50%(4)	802,988
5,667,750	Cotiviti Corp. 6.40%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	5,281,153
4,330,000	Dayforce, Inc. 6.82%, 02/04/2033, 3 mo. USD Term SOFR + 3.00%	4,025,341
1,395,000	DCert Buyer, Inc. 10.73%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	1,162,328
	EP Purchaser LLC
2,644,268	7.28%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	1,718,774
851,989	8.28%, 11/06/2028, 3 mo. USD Term SOFR + 4.50%	553,793
3,630,338	Epicor Software Corp. 6.48%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	3,460,910
	Genesys Cloud Services Holdings II LLC
EUR 2,216,250	5.71%, 01/30/2032, 3 mo. EURIBOR + 3.25%	2,530,112
$ 630,400	6.23%, 01/30/2032, 1 mo. USD Term SOFR + 2.50%	606,697
2,781,125	Imagine Learning LLC 7.23%, 12/21/2029, 1 mo. USD Term SOFR + 3.50%	2,471,725
2,554,662	Mitchell International, Inc. 6.73%, 06/17/2031, 1 mo. USD Term SOFR + 3.00%	2,478,022
2,135,000	Oak-Eagle Acquire Co., Inc. 7.21%, 08/04/2033, 3 mo. USD Term SOFR + 3.50%	2,145,953
4,128,952	Open Text Corp. 5.48%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	4,087,662
4,061,015	Polaris Newco LLC 8.08%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	3,613,045
2,827,073	Project Boost Purchaser LLC 6.48%, 07/16/2031, 3 mo. USD Term SOFR + 2.75%	2,763,747
2,880,682	Renaissance Holding Corp. 7.73%, 04/05/2030, 1 mo. USD Term SOFR + 4.00%	2,206,919
	Rocket Software, Inc.
EUR 1,615,000	5.94%, 11/28/2028, 1 mo. EURIBOR + 3.75%	1,777,135
$ 6,418,675	7.48%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	6,172,262
1,891,879	SS&C Technologies, Inc. 5.73%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	1,889,457
2,019,020	Zelis Payments Buyer, Inc. 6.98%, 11/26/2031, 1 mo. USD Term SOFR + 3.25%	1,979,811
		72,336,247
	Telecommunications - 1.7%
3,472,481	Crown Subsea Communications Holding, Inc. 6.73%, 01/30/2031, 1 mo. USD Term SOFR + 3.00%	3,483,038
Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 89.0%(3) - (continued)
	Telecommunications - 1.7% - (continued)
$ 2,125,000	Level 3 Financing, Inc. 6.48%, 03/29/2032, 1 mo. USD Term SOFR + 2.75%		$2,130,971
EUR 2,000,000	Odido Holding BV 4.94%, 03/30/2029, 3 mo. EURIBOR + 2.65%		2,297,651
$ 1,010,000	Venga Finance SARL 7.17%, 06/29/2032, 3 mo. USD Term SOFR + 3.50%		1,010,000
4,821,542	Zacapa SARL 7.48%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%		4,824,146
			13,745,806
	Transportation - 0.5%
	Student Transportation of America Holdings, Inc.
150,420	6.21%, 06/24/2032, 3 mo. USD Term SOFR + 2.50%		150,843
1,034,583	6.62%, 06/24/2032, 3 mo. USD Term SOFR + 2.75%		1,037,490
	Van Pool Transportation LLC
2,663,669	6.48%, 08/06/2030, 3 mo. USD Term SOFR + 2.75%		2,666,172
131,331	6.53%, 08/06/2030, 3 mo. USD Term SOFR + 2.75%		131,455
			3,985,960
	Total Senior Floating Rate Interests (cost $758,802,420)		$721,888,651
COMMON STOCKS - 0.2%
	Energy - 0.0%
916,775	Ascent Resources Marcellus Holdings LLC Class A*(7)(8)		$82,509
71,083	Foresight Energy LLC*(8)		213,249
			295,758
	Financial Services - 0.1%
730,911	Unifin Financiera SAB de CV*(7)(8)		27,220
5,385,000	Unifin Financiera SAB de CV*(7)(8)(9)		269,250
			296,470
	Materials - 0.1%
37,645	Utex Industries*(8)		1,066,596
	Total Common Stocks (cost $4,887,445)		$1,658,824
EXCHANGE-TRADED FUNDS - 3.8%
	Other Investment Pools & Funds - 3.8%
550,700	Invesco Senior Loan ETF		$11,228,773
495,200	SPDR Blackstone Senior Loan ETF		20,006,080
	Total Exchange-Traded Funds (cost $32,044,393)		$31,234,853
	Total Long-Term Investments (cost $823,812,927)		$782,332,492
	Total Investments (cost $823,812,927)	96.4%	$782,332,492
	Other Assets and Liabilities	3.6%	29,068,567
	Net Assets	100.0%	$811,401,059
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

67

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$27,550,164, representing 3.4% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2026.

(4)
This security, or a portion of this security, has unfunded loan commitments. As of
July 31, 2026, the aggregate value of the unfunded commitment was $2,498,289, which represents to 0.3% of total net assets.

(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(7)	Investment valued using significant unobservable inputs.
(8)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,658,824 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2018	Ascent Resources Marcellus Holdings LLC Class A	916,775	$2,823,667	$82,509
06/2020	Foresight Energy LLC	71,083	609,446	213,249
08/2024	Unifin Financiera SAB de CV	5,385,000	161,550	269,250
08/2024	Unifin Financiera SAB de CV	730,911	161,550	27,220
12/2020	Utex Industries	37,645	1,131,232	1,066,596
			$4,887,445	$1,658,824

(9)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	(3)	09/08/2026	$(393,824)	$2,580
U.S. Treasury 5-Year Note Future	(55)	09/30/2026	(5,828,711)	36,536
Total futures contracts				$39,116

OTC Total Return Swap Contracts Outstanding at July 31, 2026
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	BNP	USD	22,050,000	(3.62% )	12/20/2026	Quarterly	$—	$—	$114,764	$114,764
Total OTC total return swap contracts							$—	$—	$114,764	$114,764

68

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S46.V1	USD	7,920,000	5.00%	06/20/2031	Quarterly	$291,583	$—	$639,401	$347,818
Total centrally cleared credit default swap contracts						$291,583	$—	$639,401	$347,818

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
124,000	GBP	164,963	USD	BCLY	08/28/2026	$2,154
47,268,932	USD	41,488,890	EUR	DEUT	08/28/2026	(628,831)
4,172,386	USD	3,136,321	GBP	BCLY	08/28/2026	(54,483)
Total foreign currency contracts						$(681,160)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$8,835,945	$—	$8,835,945	$—
Corporate Bonds	18,714,219	—	18,714,219	—
Senior Floating Rate Interests	721,888,651	—	721,131,133	757,518
Common Stocks	1,658,824	—	1,279,845	378,979
Exchange-Traded Funds	31,234,853	31,234,853	—	—
Foreign Currency Contracts(2)	2,154	—	2,154	—
Futures Contracts(2)	39,116	39,116	—	—
Swaps - Credit Default(2)	347,818	—	347,818	—
Swaps- Total Return(2)	114,764	—	114,764	—
Total	$782,836,344	$31,273,969	$750,425,878	$1,136,497
Liabilities
Foreign Currency Contracts(2)	$(683,314)	$—	$(683,314)	$—
Total	$(683,314)	$—	$(683,314)	$—

(1)	For the period ended July 31, 2026, investments valued at $2,380,458 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2026 is not presented.

69

Hartford Global Impact Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Brazil - 2.6%
2,250	MercadoLibre, Inc.*	$4,225,388
791,400	Telefonica Brasil SA	5,094,223
		9,319,611
	Canada - 1.4%
276,056	NFI Group, Inc.*(1)	4,966,389
	Germany - 4.1%
21,576	BioNTech SE ADR*	1,954,354
104,511	Infineon Technologies AG	7,500,078
49,486	Wacker Chemie AG*	5,068,565
		14,522,997
	India - 1.2%
374,275	Shriram Finance Ltd.	4,102,104
	Ireland - 1.2%
46,475	Kingspan Group PLC	4,319,561
	Israel - 1.4%
143,813	Teva Pharmaceutical Industries Ltd. ADR*	5,034,893
	Japan - 1.6%
152,400	Sekisui House Ltd.	3,336,381
133,400	Shionogi & Co. Ltd.	2,412,044
		5,748,425
	Mexico - 0.8%
1,006,100	Wal-Mart de Mexico SAB de CV	2,919,052
	Netherlands - 1.7%
130,036	Arcadis NV	6,119,716
	Puerto Rico - 2.2%
45,713	Popular, Inc.	8,009,375
	South Africa - 2.1%
26,858	Karooooo Ltd.	1,725,224
610,842	Vodacom Group Ltd.	5,917,176
		7,642,400
	Sweden - 1.8%
142,251	MIPS AB(1)(2)	6,289,350
	Switzerland - 0.8%
27,185	DSM-Firmenich AG*	2,930,754
	Taiwan - 3.7%
101,135	Chroma ATE, Inc.	6,353,913
64,948	MediaTek, Inc.	6,918,760
		13,272,673
	United Kingdom - 5.6%
795,603	Barratt Redrow PLC	3,161,897
109,461	Genus PLC	3,243,148
160,784	Hikma Pharmaceuticals PLC	3,432,394
290,772	Hiscox Ltd.	7,098,877
256,765	Nomad Foods Ltd.	3,055,503
		19,991,819
	United States - 66.8%
44,131	A.O. Smith Corp.	2,653,597
51,434	AAON, Inc.	4,580,712
40,543	Abbott Laboratories	4,285,395
18,122	Advanced Drainage Systems, Inc.	2,509,535
53,303	Agilent Technologies, Inc.	7,375,536
59,480	American Water Works Co., Inc.	7,980,432
16,926	Autodesk, Inc.*	3,964,069
50,225	Block, Inc.*	4,080,279
59,912	Boston Scientific Corp.*	2,799,688
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.0% - (continued)
	United States - 66.8% - (continued)
18,313	Clean Harbors, Inc.*		$5,729,771
73,680	Covista, Inc.*		9,198,948
5,078	Eli Lilly & Co.		5,833,810
22,434	F5, Inc.*		9,031,255
131,212	Fervo Energy Co. Class A*		2,957,518
21,773	First Solar, Inc.*		4,594,756
68,071	Flex Ltd.*		7,743,076
59,160	Globe Life, Inc.		10,781,910
12,959	Hubbell, Inc.		6,123,775
223,071	James Hardie Industries PLC*		5,864,537
229,900	Laureate Education, Inc.*		8,807,469
45,316	Merck & Co., Inc.		5,900,143
31,153	Modine Manufacturing Co.*		6,263,622
150,244	National Vision Holdings, Inc.*		3,311,378
65,264	Nextpower, Inc. Class A*		5,865,276
15,246	Okta, Inc.*		2,163,865
47,218	OneMain Holdings, Inc.		2,954,902
21,575	Onto Innovation, Inc.*		5,578,863
11,776	Palo Alto Networks, Inc.*		3,907,630
111,832	Procore Technologies, Inc.*		6,125,039
158,204	Rocket Cos., Inc. Class A*		2,040,832
15,187	Schneider Electric SE		5,102,609
361,080	SentinelOne, Inc. Class A*		6,882,185
47,737	Sprouts Farmers Market, Inc.*		4,160,757
23,754	STERIS PLC		5,425,414
42,859	Sun Communities, Inc. REIT		5,292,229
64,890	Tecnoglass Holdings, Inc.		2,818,822
122,071	Terex Corp.		7,670,942
181,611	Tetra Tech, Inc.		6,022,221
13,041	Trane Technologies PLC		5,933,003
66,291	Veralto Corp.		6,242,623
39,959	Voya Financial, Inc.		3,973,123
39,795	Waste Connections, Inc.		6,660,887
22,010	Westinghouse Air Brake Technologies Corp.		6,401,829
43,858	Xylem, Inc.		5,130,070
			238,724,332
	Total Common Stocks (cost $263,122,491)		$353,913,451
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 951,759
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at 3.64%, due
on 08/03/2026 with a maturity value of
$952,048; collateralized by U.S. Treasury
Note at 4.13%, maturing 06/30/2028, with a
market value of $970,805
			$951,759
	Total Short-Term Investments (cost $951,759)		$951,759
	Total Investments (cost $264,074,250)	99.3%	$354,865,210
	Other Assets and Liabilities	0.7%	2,537,850
	Net Assets	100.0%	$357,403,060
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

70

Hartford Global Impact Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the aggregate value of this security was $6,289,350, representing 1.8% of net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$353,913,451	$276,523,300	$77,390,151	$—
Short-Term Investments	951,759	—	951,759	—
Total	$354,865,210	$276,523,300	$78,341,910	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.

71

The Hartford Healthcare Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Biotechnology - 27.3%
129,664	AbbVie, Inc.	$32,537,884
24,864	Alnylam Pharmaceuticals, Inc.*	5,110,049
27,841	Amgen, Inc.	10,723,240
160,316	Arcus Biosciences, Inc.*	4,519,308
4,871	Argenx SE ADR*	4,158,957
23,901	Ascendis Pharma AS*	5,829,693
51,870	Biogen, Inc.*	10,527,016
57,222	Bridgebio Pharma, Inc.*	4,582,910
104,861	Celldex Therapeutics, Inc.*	3,991,010
40,863	CG Oncology, Inc.*	2,909,037
72,039	Cytokinetics, Inc.*	5,556,368
37,237	Dianthus Therapeutics, Inc.*	3,981,380
55,907	Disc Medicine, Inc.*	4,304,839
85,300	Dyne Therapeutics, Inc.*	2,147,854
583,800	GenFleet Therapeutics Shanghai, Inc. Class H*(1)	2,062,335
108,668	Immunocore Holdings PLC ADR*	3,674,065
135,852	Immunome, Inc.*	3,091,992
61,086	Incyte Corp.*	7,300,999
104,043	Ionis Pharmaceuticals, Inc.*	5,386,306
133,356	Kailera Therapeutics, Inc.*(1)	2,259,051
38,652	Kymera Therapeutics, Inc.*	3,996,617
11,677	Madrigal Pharmaceuticals, Inc.*	5,456,896
31,231	Mirum Pharmaceuticals, Inc.*	3,308,924
40,629	Moderna, Inc.*	2,227,282
35,155	Protagonist Therapeutics, Inc.*	4,803,579
79,446	PTC Therapeutics, Inc.*	5,403,122
20,444	Regeneron Pharmaceuticals, Inc.	15,591,208
26,888	Revolution Medicines, Inc.*	5,042,307
77,842	Scholar Rock Holding Corp.*	3,681,537
89,171	Stoke Therapeutics, Inc.*	2,573,475
13,024	United Therapeutics Corp.*	6,742,655
58,543	Vaxcyte, Inc.*	3,166,005
42,701	Vertex Pharmaceuticals, Inc.*	20,372,647
108,627	Zenas Biopharma, Inc.*(1)	3,415,233
		210,435,780
	Health Care Distributors - 3.3%
27,409	Cardinal Health, Inc.	6,304,892
61,017	Cencora, Inc.	18,997,033
		25,301,925
	Health Care Equipment - 13.6%
133,195	Abbott Laboratories	14,078,712
318,903	Boston Scientific Corp.*	14,902,337
84,606	Dexcom, Inc.*	7,060,371
222,690	Edwards Lifesciences Corp.*	19,166,928
51,992	Inspire Medical Systems, Inc.*	2,610,518
62,861	Intuitive Surgical, Inc.*	22,210,677
101,577	Medtronic PLC	8,673,660
28,649	STERIS PLC	6,543,432
29,293	Stryker Corp.	9,540,730
		104,787,365
	Health Care Facilities - 2.4%
37,246	Encompass Health Corp.	4,136,913
36,047	HCA Healthcare, Inc.	14,512,162
		18,649,075
	Health Care Services - 3.3%
210,042	CVS Health Corp.	21,934,686
145,007	Option Care Health, Inc.*	3,339,511
		25,274,197
	Health Care Technology - 0.6%
182,088	HeartFlow, Inc.*	4,594,080
	Life Sciences Tools & Services - 6.8%
159,983	Adaptive Biotechnologies Corp.*	3,610,816
85,848	Agilent Technologies, Inc.	11,878,788
9,100	Alamar Biosciences, Inc.*	230,776
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.2% - (continued)
	Life Sciences Tools & Services - 6.8% - (continued)
101,835	Danaher Corp.		$19,855,788
11,852	ICON PLC*		1,938,572
74,691	Qiagen NV		3,092,208
21,279	Thermo Fisher Scientific, Inc.		12,220,530
			52,827,478
	Managed Health Care - 9.1%
157,184	Alignment Healthcare, Inc.*		2,334,182
136,277	Centene Corp.*		8,479,155
61,615	Elevance Health, Inc.		23,157,382
88,244	UnitedHealth Group, Inc.		36,568,314
			70,539,033
	Pharmaceuticals - 31.8%
85,600	Alebund Pharmaceuticals Jiangsu Ltd. Class H*		297,325
35,800	AstraZeneca PLC		6,073,112
17,700	Avalyn Pharma, Inc.*(1)		509,583
88,181	Bristol-Myers Squibb Co.		5,759,101
49,500	Definium Therapeutics, Inc.*		2,154,240
215,158	Elanco Animal Health, Inc.*		5,673,716
80,883	Eli Lilly & Co.		92,921,626
24,060	Galderma Group AG*		5,235,728
346,649	GSK PLC		9,013,864
317,981	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H		2,317,694
203,265	Johnson & Johnson		52,106,983
355,648	Merck & Co., Inc.		46,305,370
123,487	Pharvaris NV*		4,028,146
79,359	Structure Therapeutics, Inc. ADR*		3,812,406
155,503	Trevi Therapeutics, Inc.*		2,837,930
24,310	UCB SA		6,239,974
			245,286,798
	Total Common Stocks (cost $496,281,479)		$757,695,731
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
7,416	Abiomed, Inc. CVR*(2)(3)(4)		$7,564
	Total Rights (cost $7,564)		$7,564
	Total Long-Term Investments (cost $496,289,043)		$757,703,295
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 0.4%
$ 2,951,065
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at 3.64%, due
on 08/03/2026 with a maturity value of
$2,951,960; collateralized by U.S. Treasury
Note at 4.13%, maturing 06/30/2028, with a
market value of $3,010,192
			$2,951,065
	Securities Lending Collateral - 0.8%
6,525,128	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(5)		6,525,128
	Total Short-Term Investments (cost $9,476,193)		$9,476,193
	Total Investments (cost $505,765,236)	99.4%	$767,179,488
	Other Assets and Liabilities	0.6%	4,293,403
	Net Assets	100.0%	$771,472,891

72

The Hartford Healthcare Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $7,564 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2022	Abiomed, Inc. CVR	7,416	$7,564	$7,564

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no expiration date available.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$757,695,731	$732,826,136	$24,869,595	$—
Rights	7,564	—	—	7,564
Short-Term Investments	9,476,193	6,525,128	2,951,065	—
Total	$767,179,488	$739,351,264	$27,820,660	$7,564

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2026 is not presented.

73

The Hartford High Yield Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.8%
	Investment Company Security - 0.3%
$ 612,000	IREN Ltd. 1.00%, 12/01/2033(1)	$460,530
776,000	Terawulf, Inc. 0.00%, 05/01/2032(1)(2)	925,012
		1,385,542
	Leisure Time - 0.3%
1,326,000	NCL Corp. Ltd. 0.88%, 04/15/2030	1,374,067
	Software - 0.2%
389,000	Snowflake, Inc. 0.00%, 10/01/2029(2)	770,570
	Total Convertible Bonds (cost $3,570,046)	$3,530,179
CORPORATE BONDS - 80.8%
	Advertising - 0.3%
1,628,000	Lamar Media Corp. 5.38%, 11/01/2033(1)	$1,582,032
	Airlines - 0.3%
1,250,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.38%, 02/01/2030(1)	1,179,493
	Apparel - 1.6%
2,358,097	Beach Acquisition Bidco LLC 10.00%, 07/15/2033(1)(3)	2,531,439
4,250,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	4,432,533
		6,963,972
	Auto Parts & Equipment - 1.1%
1,250,000	American Axle & Manufacturing, Inc. 7.75%, 10/15/2033(1)	1,230,902
1,940,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 09/15/2032(1)	1,954,572
1,998,000	Goodyear Tire & Rubber Co. 5.63%, 04/30/2033	1,745,373
		4,930,847
	Biotechnology - 0.8%
	Genmab AS/Genmab Finance LLC
3,380,000	6.25%, 12/15/2032(1)	3,410,937
220,000	7.25%, 12/15/2033(1)	226,843
		3,637,780
	Chemicals - 3.3%
	Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2
EUR 1,430,000	6.50%, 06/15/2033(1)	1,658,706
$ 2,095,000	7.13%, 06/15/2033(1)	2,107,949
4,660,000	Celanese U.S. Holdings LLC 7.00%, 02/15/2031	4,777,870
2,740,000	Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC 6.13%, 07/15/2033(1)	2,726,049
3,479,000	Tronox, Inc. 9.13%, 09/30/2030(1)	3,472,535
		14,743,109
	Commercial Services - 3.7%
4,540,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	4,713,664
335,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88%, 06/15/2030(1)	342,305
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
430,000	8.00%, 02/15/2031(1)	429,346
1,900,000	8.38%, 06/15/2032(1)	1,890,929
4,820,000	Deluxe Corp. 8.13%, 09/15/2029(1)	4,991,274
	Garda World Security Corp.
1,710,000	8.25%, 08/01/2032(1)	1,734,077
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 80.8% - (continued)
	Commercial Services - 3.7% - (continued)
$ 1,875,000	8.38%, 11/15/2032(1)	$1,904,985
600,000	Hertz Corp. 12.63%, 07/15/2029(1)	391,325
		16,397,905
	Construction Materials - 1.2%
	CP Atlas Buyer, Inc.
3,609,000	9.75%, 07/15/2030(1)	3,250,260
1,893,936	12.75%, 01/15/2031(1)(3)	1,292,611
760,000	Quikrete Holdings, Inc. 6.38%, 03/01/2032(1)	769,275
		5,312,146
	Diversified Financial Services - 7.1%
	Azorra Finance Ltd.
375,000	6.25%, 02/15/2034(1)	367,791
2,250,000	7.25%, 01/15/2031(1)	2,317,334
	CrossCountry Intermediate HoldCo LLC
780,000	6.50%, 10/01/2030(1)	754,312
1,750,000	6.75%, 12/01/2032(1)	1,669,903
4,750,000	EZCORP, Inc. 7.38%, 04/01/2032(1)	4,965,968
4,080,000	First Eagle Holdings, Inc. 7.25%, 08/15/2032(1)	4,127,634
	Freedom Mortgage Holdings LLC
2,000,000	6.88%, 05/01/2031(1)	1,927,974
680,000	7.88%, 04/01/2033(1)	655,808
625,000	8.00%, 02/01/2032(1)	620,109
1,630,000	8.38%, 04/01/2032(1)	1,637,170
2,150,000	9.13%, 05/15/2031(1)	2,204,042
1,770,000	9.25%, 02/01/2029(1)	1,819,051
1,360,000	Nationstar Mortgage Holdings LLC 7.13%, 02/01/2032(1)	1,332,800
	Rocket Cos., Inc.
1,748,000	6.13%, 08/01/2031(1)	1,755,966
1,746,000	6.50%, 06/15/2034(1)	1,759,800
	Stonebriar ABF Issuer LLC
920,000	7.00%, 08/15/2031(1)	920,694
1,210,000	8.13%, 12/15/2030(1)	1,259,821
1,680,000	UWM Holdings LLC 6.63%, 02/01/2030(1)	1,558,446
		31,654,623
	Electric - 1.1%
	Clearway Energy Operating LLC
4,105,000	3.75%, 02/15/2031(1)	3,765,508
390,000	3.75%, 01/15/2032(1)	350,089
515,000	4.75%, 03/15/2028(1)	508,260
330,000	5.75%, 01/15/2034(1)	318,203
		4,942,060
	Entertainment - 2.2%
1,980,000	Cinemark USA, Inc. 7.00%, 08/01/2032(1)	2,029,789
2,637,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	2,662,257
1,750,000	Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 02/15/2031(1)	1,370,703
2,000,000	Motion Finco SARL 8.38%, 02/15/2032(1)	1,567,707
2,250,000	Penn Entertainment, Inc. 6.75%, 04/01/2031(1)	2,258,131
		9,888,587
	Food - 2.9%
	Bellis Acquisition Co. PLC
EUR 3,040,000	8.00%, 07/01/2031(1)	3,395,015
GBP 100,000	8.13%, 05/14/2030(4)	126,286
$ 4,725,000	Industrial F&B Investments III, Inc. 7.75%, 02/11/2033(1)	4,797,316
	Post Holdings, Inc.
1,540,000	6.25%, 10/15/2034(1)	1,497,291

74

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 80.8% - (continued)
	Food - 2.9% - (continued)
$ 1,950,000	6.38%, 03/01/2033(1)	$1,920,374
1,170,000	6.50%, 03/15/2036(1)	1,141,212
		12,877,494
	Healthcare - Products - 0.5%
	Medline Borrower LP
1,065,000	3.88%, 04/01/2029(1)	1,030,173
1,161,000	5.25%, 10/01/2029(1)	1,150,143
		2,180,316
	Healthcare - Services - 5.9%
	Acadia Healthcare Co., Inc.
3,000,000	5.00%, 04/15/2029(1)	2,936,819
2,500,000	7.38%, 03/15/2033(1)	2,578,117
	CHS/Community Health Systems, Inc.
1,558,000	4.75%, 02/15/2031(1)	1,389,727
225,000	5.25%, 05/15/2030(1)	207,768
3,790,000	9.75%, 01/15/2034(1)	3,839,505
1,293,000	10.88%, 01/15/2032(1)	1,363,851
1,750,000	Concentra Health Services, Inc. 6.88%, 07/15/2032(1)	1,799,520
4,275,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	4,489,242
	Tenet Healthcare Corp.
2,120,000	6.13%, 06/15/2030	2,130,733
5,500,000	6.75%, 05/15/2031	5,609,054
		26,344,336
	Insurance - 6.6%
1,250,000	Acrisure LLC/Acrisure Finance, Inc. 8.25%, 02/01/2029(1)	1,198,581
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
3,555,000	7.00%, 01/15/2031(1)	3,607,436
3,250,000	7.38%, 10/01/2032(1)	3,268,233
5,639,000	Ardonagh Group Finance Ltd. 8.88%, 02/15/2032(1)	5,610,647
	Asurion LLC/Asurion Co-Issuer, Inc.
3,859,000	8.00%, 12/31/2032(1)	3,903,865
2,325,000	8.38%, 02/01/2034(1)	2,118,325
3,728,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 8.13%, 02/15/2032(1)	3,466,046
	HUB International Ltd.
2,100,000	7.25%, 06/15/2030(1)	2,162,305
3,931,000	7.38%, 01/31/2032(1)	4,020,430
		29,355,868
	Iron/Steel - 1.3%
	Commercial Metals Co.
1,290,000	5.75%, 11/15/2033(1)	1,267,003
1,095,000	6.00%, 12/15/2035(1)	1,076,058
	Fortescue Treasury Pty. Ltd.
1,710,000	4.38%, 04/01/2031(1)	1,611,611
2,063,000	5.88%, 04/15/2030(1)	2,068,050
		6,022,722
	IT Services - 0.3%
1,500,000	McAfee Corp. 7.38%, 02/15/2030(1)	1,271,813
	Leisure Time - 0.5%
2,500,000	NCL Corp. Ltd. 6.75%, 02/01/2032(1)	2,450,408
	Machinery-Diversified - 0.8%
3,500,000	Esab Corp. 5.63%, 04/01/2031(1)	3,457,684
	Media - 6.9%
3,250,000	Block Communications, Inc. 10.25%, 03/01/2031(1)	2,823,832
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 80.8% - (continued)
	Media - 6.9% - (continued)
	CCO Holdings LLC/CCO Holdings Capital Corp.
$ 2,795,000	4.25%, 02/01/2031(1)	$2,473,936
2,125,000	4.50%, 08/15/2030(1)	1,938,855
925,000	4.50%, 05/01/2032	797,708
1,941,000	4.75%, 02/01/2032(1)	1,696,032
1,400,000	7.38%, 03/01/2031(1)	1,394,516
	CSC Holdings LLC
1,900,000	5.75%, 01/15/2030(1)	408,500
2,625,000	11.75%, 01/31/2029(1)	1,502,567
1,075,000	Directv Financing LLC 8.88%, 02/01/2030(1)	1,091,136
	Directv Financing LLC/Directv Financing Co-Obligor, Inc.
32,000	5.88%, 08/15/2027(1)	31,924
4,678,000	9.25%, 06/01/2032(1)	4,786,927
2,039,000	10.00%, 02/15/2031(1)	2,130,623
	Discovery Global Holdings, Inc.
777,000	4.28%, 03/15/2032	690,419
2,324,000	5.05%, 03/15/2042	1,615,180
245,000	5.14%, 03/15/2052	155,715
1,616,000	EW Scripps Co. 9.88%, 08/15/2030(1)	1,422,425
	Paramount Global
1,750,000	4.38%, 03/15/2043	1,069,946
250,000	5.50%, 05/15/2033	218,183
1,250,000	6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(5)	1,033,968
3,000,000	Scripps Escrow II, Inc. 5.38%, 01/15/2031(1)	1,740,000
1,590,000	Versant Media Group, Inc. 7.25%, 01/30/2031(1)	1,639,034
		30,661,426
	Mining - 1.1%
4,826,000	Kaiser Aluminum Corp. 5.88%, 03/01/2034(1)	4,709,897
	Oil & Gas - 3.3%
815,000	Matador Resources Co. 6.50%, 04/15/2032(1)	813,475
1,250,000	Range Resources Corp. 4.75%, 02/15/2030(1)	1,216,895
	SM Energy Co.
1,975,000	6.50%, 07/15/2028	1,976,450
2,170,000	6.75%, 08/01/2029(1)	2,201,484
1,035,000	7.00%, 08/01/2032(1)	1,051,535
	Sunoco LP
250,000	4.63%, 05/01/2030(1)	240,718
520,000	5.63%, 03/15/2031(1)	513,245
586,000	6.25%, 07/01/2033(1)	587,337
1,825,000	7.00%, 05/01/2029(1)	1,864,741
1,270,000	7.25%, 05/01/2032(1)	1,309,370
2,765,000	Talos Production, Inc. 9.38%, 02/01/2031(1)	2,915,195
		14,690,445
	Oil & Gas Services - 1.1%
	USA Compression Partners LP/USA Compression Finance Corp.
2,715,000	6.25%, 10/01/2033(1)	2,671,808
2,085,000	7.13%, 03/15/2029(1)	2,129,925
		4,801,733
	Packaging & Containers - 2.6%
3,087,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(1)	2,950,259
	Mauser Packaging Solutions Holding Co.
1,410,000	7.88%, 04/15/2030(1)	1,438,059
1,575,000	9.25%, 04/15/2030(1)	1,561,067

75

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 80.8% - (continued)
	Packaging & Containers - 2.6% - (continued)
$ 3,565,000	Sword Purchaser LLC 8.25%, 04/15/2033(1)	$3,646,406
1,950,000	Trivium Packaging Finance BV 12.25%, 01/15/2031(1)	2,157,817
		11,753,608
	Pharmaceuticals - 1.0%
4,525,000	1261229 BC Ltd. 10.00%, 04/15/2032(1)	4,625,672
	Pipelines - 3.0%
	Buckeye Partners LP
95,000	3.95%, 12/01/2026	94,525
900,000	4.13%, 12/01/2027	884,808
280,000	4.50%, 03/01/2028(1)	276,296
2,500,000	5.85%, 11/15/2043	2,219,561
910,000	6.88%, 07/01/2029(1)	930,682
4,110,000	Howard Midstream Energy Partners LLC 6.63%, 01/15/2035(1)	4,107,746
	Venture Global Plaquemines LNG LLC
600,000	6.13%, 12/15/2030(1)	609,506
885,000	6.50%, 01/15/2034(1)	913,197
2,500,000	6.50%, 06/15/2034(1)	2,578,328
680,000	6.75%, 01/15/2036(1)	711,753
		13,326,402
	Real Estate - 0.7%
	Samhallsbyggnadsbolaget I Norden Holding AB
EUR 2,000,000	0.75%, 11/14/2028(4)	2,039,067
1,000,000	1.13%, 09/26/2029(4)	977,460
		3,016,527
	Real Estate Investment Trusts - 0.9%
	Hudson Pacific Properties LP
$ 200,000	3.25%, 01/15/2030	174,993
3,555,000	4.65%, 04/01/2029	3,341,559
705,000	5.95%, 02/15/2028	698,399
		4,214,951
	Retail - 6.8%
4,210,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	4,403,302
	FirstCash, Inc.
1,755,000	5.63%, 01/01/2030(1)	1,727,696
3,720,000	6.13%, 05/01/2034(1)	3,667,153
499,000	6.88%, 03/01/2032(1)	506,170
3,250,000	LCM Investments Holdings II LLC 8.25%, 08/01/2031(1)	3,385,967
	Michaels Cos., Inc.
2,271,000	8.50%, 03/15/2033(1)	2,249,712
1,575,000	11.00%, 03/15/2034(1)	1,541,761
5,000,000	Petco Health & Wellness Co., Inc. 8.25%, 02/01/2031(1)	5,015,975
3,475,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	3,299,264
4,875,000	Staples, Inc. 10.75%, 09/01/2029(1)	4,664,653
		30,461,653
	Software - 5.0%
	AthenaHealth Group, Inc.
4,883,000	6.50%, 02/15/2030(1)	4,710,033
1,035,000	7.50%, 02/15/2032(1)	1,061,103
	Cloud Software Group LLC
1,500,000	6.50%, 03/31/2029(1)	1,465,745
3,750,000	9.00%, 09/30/2029(1)	3,674,069
1,022,000	CoreWeave, Inc. 9.75%, 10/01/2031(1)	927,325
4,000,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	3,529,477
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 80.8% - (continued)
	Software - 5.0% - (continued)
	Oracle Corp.
$ 2,328,000	5.38%, 07/15/2040	$1,943,247
2,735,000	5.70%, 02/04/2036	2,531,975
2,530,000	Rocket Software, Inc. 9.00%, 11/28/2028(1)	2,504,160
		22,347,134
	Telecommunications - 6.9%
165,000	Altice France Lux 3/Altice Holdings 1 10.00%, 01/15/2033(1)	161,926
	Altice France SA
1,985,878	6.50%, 04/15/2032(1)	1,922,205
487,805	6.88%, 10/15/2030(1)	476,276
609,757	6.88%, 07/15/2032(1)	591,951
1,269,055	9.50%, 11/01/2029(1)	1,286,889
EUR 689	Altice Holdings 1 SARL 0.00%, 12/31/2099(1)(2)(6)	107
$ 2,565,000	Black Pearl Compute LLC 6.13%, 02/15/2031(1)	2,560,701
	EchoStar Corp.
3,074,250	6.75%, 11/30/2030(3)	3,117,904
3,700,000	10.75%, 11/30/2029	4,002,300
	Level 3 Financing, Inc.
265,000	3.75%, 07/15/2029(1)	252,768
2,235,000	6.88%, 06/30/2033(1)	2,261,707
3,640,000	7.50%, 02/15/2037(1)	3,615,234
3,370,000	8.50%, 01/15/2036(1)	3,506,087
3,820,000	Meridian Arc Holdco LLC 6.25%, 04/30/2031(1)	3,670,381
EUR 1,200,000	Odido Group Holding BV 5.50%, 01/15/2030(4)	1,380,234
$ 2,302,000	Stingray Compute LLC 6.00%, 06/15/2031(1)	2,245,776
		31,052,446
	Total Corporate Bonds (cost $364,780,781)	$360,855,089
SENIOR FLOATING RATE INTERESTS - 5.5%(7)
	Airlines - 0.3%
1,250,000	VistaJet Malta Finance PLC 7.48%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	$1,250,787
	Construction Materials - 0.3%
1,496,212	Quikrete Holdings, Inc. 5.98%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	1,496,751
	Insurance - 0.4%
1,250,000	Acrisure LLC 6.73%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	1,141,875
483,572	HUB International Ltd. 5.98%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	483,746
		1,625,621
	Internet - 0.9%
4,260,000	Proofpoint, Inc. 8.17%, 08/30/2030, 3 mo. USD Term SOFR + 4.50%	4,182,809
	IT Services - 0.4%
1,944,380	McAfee LLC 6.73%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	1,753,423
	Media - 2.2%
2,299,904	Discovery Global Holdings, Inc. 6.23%, 06/03/2033, 1 mo. USD Term SOFR + 2.50%	2,301,353

76

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.5%(7) - (continued)
	Media - 2.2% - (continued)
$ 1,500,000	EW Scripps Co. 7.13%, 11/30/2029, 1 mo. USD Term SOFR + 3.35%	$1,435,185
6,483,750	NEP Group, Inc. 8.23%, 10/17/2031, 1 mo. USD Term SOFR + 4.50%	6,057,119
		9,793,657
	Retail - 0.7%
3,379,484	Specialty Building Products Holdings LLC 7.58%, 10/16/2028, 1 mo. USD Term SOFR + 3.75%	3,142,920
	Software - 0.3%
1,246,851	Rocket Software, Inc. 7.48%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	1,198,985
	Total Senior Floating Rate Interests (cost $24,516,125)	$24,444,953
U.S. GOVERNMENT SECURITIES - 3.0%
	U.S. Treasury Securities - 3.0%
	U.S. Treasury Notes - 3.0%
13,500,000	4.50%, 05/31/2029	$13,559,062
	Total U.S. Government Securities (cost $13,627,157)	$13,559,062
COMMON STOCKS - 0.1%
	Food, Beverage & Tobacco - 0.1%
24,559	Luxco Co. Ltd.*	$469,776
	Total Common Stocks (cost $398,016)	$469,776
EXCHANGE-TRADED FUNDS - 5.0%
	Other Investment Pools & Funds - 5.0%
284,200	iShares iBoxx USD High Yield Corporate Bond ETF	$22,588,216
	Total Exchange-Traded Funds (cost $22,716,155)	$22,588,216
PREFERRED STOCKS - 0.5%
	Media & Entertainment - 0.2%
18,483	Alphabet, Inc. Series A, 6.25%*	$927,107
	Software & Services - 0.3%
28,945	Oracle Corp. Series D, 6.50%	1,212,217
	Total Preferred Stocks (cost $2,092,423)	$2,139,324
	Total Long-Term Investments (cost $431,700,703)	$427,586,599
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
$ 2,319,881
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at 3.64%,
due on 08/03/2026 with a maturity value
of $2,320,585; collateralized by
U.S. Treasury Note at 4.13%, maturing
06/30/2028, with a market value of
$2,366,344
			$2,319,881
	Total Short-Term Investments (cost $2,319,881)		$2,319,881
	Total Investments (cost $434,020,584)	96.2%	$429,906,480
	Other Assets and Liabilities	3.8%	16,895,407
	Net Assets	100.0%	$446,801,887
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$316,887,714, representing 70.9% of net assets.

(2)	Security is a zero-coupon bond.
(3)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(4)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the aggregate value of these securities was $4,523,047, representing 1.0% of net assets.

(5)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

77

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

(7)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2026.

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	52	09/30/2026	$10,691,687	$(39,472)
U.S. Treasury 5-Year Note Future	30	09/30/2026	3,179,297	(30,241)
Total				$(69,713)
Short position contracts:
Euro-BOBL Future	(19)	09/08/2026	$(2,494,217)	$16,402
Total futures contracts				$(53,311)

Foreign Currency Contracts Outstanding at July 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
12,360,433	USD	10,849,000	EUR	DEUT	08/28/2026	$(164,434)
2,184,425	USD	1,642,000	GBP	BCLY	08/28/2026	(28,524)
Total foreign currency contracts						$(192,958)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$3,530,179	$—	$3,530,179	$—
Corporate Bonds	360,855,089	—	360,855,089	—
Senior Floating Rate Interests	24,444,953	—	24,444,953	—
U.S. Government Securities	13,559,062	—	13,559,062	—
Common Stocks	469,776	—	469,776	—
Exchange-Traded Funds	22,588,216	22,588,216	—	—
Preferred Stocks	2,139,324	2,139,324	—	—
Short-Term Investments	2,319,881	—	2,319,881	—
Futures Contracts(2)	16,402	16,402	—	—
Total	$429,922,882	$24,743,942	$405,178,940	$—
Liabilities
Foreign Currency Contracts(2)	$(192,958)	$—	$(192,958)	$—
Futures Contracts(2)	(69,713)	(69,713)	—	—
Total	$(262,671)	$(69,713)	$(192,958)	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

78

Hartford Hybrid and Credit Opportunities Fund (formerly, Hartford Low Duration High Income Fund)
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 2.5%
	Electric - 1.0%
$ 1,355,000	WEC Energy Group, Inc. 3.38%, 06/01/2028	$1,376,680
	Home Builders - 1.0%
1,400,000	Meritage Homes Corp. 1.75%, 05/15/2028	1,383,900
	Leisure Time - 0.5%
755,000	NCL Corp. Ltd. 0.75%, 09/15/2030(1)	691,357
	Total Convertible Bonds (cost $3,472,923)	$3,451,937
CORPORATE BONDS - 60.7%
	Auto Manufacturers - 3.4%
4,917,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(2)(3)	$4,839,596
	Commercial Banks - 8.9%
4,849,000	Citigroup, Inc. 6.63%, 02/15/2031, (6.63% fixed rate until 02/15/2031; 5 yr. USD CMT + 3.00% thereafter)(2)(3)	4,871,009
1,337,000	Goldman Sachs Group, Inc. 7.50%, 05/10/2029, (7.50% fixed rate until 05/10/2029; 5 yr. USD CMT + 2.81% thereafter)(2)(3)	1,383,795
3,504,000	HSBC Holdings PLC 6.75%, 11/18/2032, (6.75% fixed rate until 11/18/2032; 5 yr. USD CMT + 2.51% thereafter)(2)(3)	3,478,041
2,430,000	UBS Group AG 9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(2)(3)	2,778,197
		12,511,042
	Construction Materials - 2.2%
2,987,000	Cemex SAB de CV 7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(1)(2)(3)	3,082,584
	Diversified Financial Services - 4.5%
2,069,000	Ally Financial, Inc. 7.10%, 08/15/2031, (7.10% fixed rate until 08/15/2031; 5 yr. USD CMT + 3.15% thereafter)(2)(3)	2,080,760
1,391,000	Jane Street Group/JSG Finance, Inc. 6.13%, 11/01/2032(1)	1,385,784
2,849,000	Sumisho Air Lease Corp. 4.13%, 12/15/2026, (4.13% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.15% thereafter)(2)(3)	2,806,000
		6,272,544
	Electric - 4.5%
2,820,000	Dominion Energy, Inc. 6.15%, 12/15/2056, (6.15% fixed rate until 09/16/2031; 5 yr. USD CMT + 1.87% thereafter)(3)	2,789,835
2,022,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(3)	2,093,235
1,406,000	NextEra Energy Capital Holdings, Inc. 6.63%, 10/01/2066, (6.63% fixed rate until 07/04/2046; 5 yr. USD CMT + 1.69% thereafter)(3)	1,369,411
		6,252,481
	Gas - 2.5%
3,330,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(3)	3,444,572
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 60.7% - (continued)
	Insurance - 3.6%
$ 1,793,000	American National Group, Inc. 7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(3)	$1,724,928
3,249,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(2)(3)	3,395,653
		5,120,581
	Internet - 1.0%
1,355,000	Sopaipilla Investor LLC 7.53%, 11/30/2048(1)	1,404,436
	Investment Company Security - 3.5%
	HA Sustainable Infrastructure Capital, Inc.
3,449,000	7.13%, 11/15/2056, (7.13% fixed rate until 08/17/2031; 5 yr. USD CMT + 3.48% thereafter)(3)	3,475,378
1,327,000	8.00%, 06/01/2056, (8.00% fixed rate until 03/01/2031; 5 yr. USD CMT + 4.30% thereafter)(3)	1,393,014
		4,868,392
	IT Services - 2.3%
	Dell International LLC/EMC Corp.
1,420,000	4.75%, 07/15/2031	1,395,902
1,857,000	5.25%, 02/15/2037	1,779,192
		3,175,094
	Media - 2.0%
3,333,000	Paramount Global 6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(3)	2,756,972
	Oil & Gas - 2.0%
2,964,000	Diamondback Energy, Inc. 5.75%, 04/18/2054	2,757,922
	Pipelines - 10.1%
	Enbridge, Inc.
2,109,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(3)	2,105,328
1,853,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(3)	2,093,951
2,645,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(3)	2,775,822
2,963,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(3)	3,081,594
4,228,000	Transcanada Trust 5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(3)	4,141,029
		14,197,724
	REITS - 1.5%
2,199,000	GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030	2,101,101
	Semiconductors - 2.2%
1,388,000	Foundry JV Holdco LLC 5.50%, 01/25/2031(1)	1,401,380
1,769,000	Intel Corp. 6.13%, 05/15/2056	1,659,787
		3,061,167
	Telecommunications - 6.5%
1,359,000	Bell Telephone Co. of Canada or Bell Canada 7.00%, 09/15/2055, (7.00% fixed rate until 06/15/2035; 5 yr. USD CMT + 2.36% thereafter)(3)	1,371,910
2,977,000	HUT 8 DC LLC 6.19%, 11/15/2042(1)	2,894,471

79

Hartford Hybrid and Credit Opportunities Fund (formerly, Hartford Low Duration High Income Fund)
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 60.7% - (continued)
	Telecommunications - 6.5% - (continued)
	TELUS Corp.
$ 2,475,000	6.38%, 06/09/2056, (6.38% fixed rate until 03/09/2031; 5 yr. USD CMT + 2.69% thereafter)(3)	$2,450,250
2,401,000	7.00%, 10/15/2055, (7.00% fixed rate until 07/15/2035; 5 yr. USD CMT + 2.71% thereafter)(3)	2,420,215
		9,136,846
	Total Corporate Bonds (cost $85,080,414)	$84,983,054
SENIOR FLOATING RATE INTERESTS - 0.1%(4)
	Entertainment - 0.1%
622,583	Maverick Gaming LLC 11.25%, 06/05/2028, U.S. (Fed) Prime Rate + 7.50%(5)	$—
	RunItOneTime LLC
179,339	4.73%, 10/15/2026, 1 mo. USD Term SOFR + 11.50%(5)(6)	79,268
76,059	16.23%, 10/15/2026, 1 mo. USD Term SOFR + 12.50%(5)	76,059
8,758	16.23%, 10/15/2026, 1 mo. USD Term SOFR + 1.00%(5)(6)	—
	Total Senior Floating Rate Interests (cost $813,151)	$155,327
U.S. GOVERNMENT AGENCIES - 0.1%
	Mortgage-Backed Agencies - 0.1%
	Government National Mortgage Association - 0.1%
20,311	5.50%, 10/20/2054	$20,218
31,369	5.50%, 01/20/2055	31,219
42,746	5.50%, 05/20/2055	42,502
	Total U.S. Government Agencies (cost $94,027)	$93,939
U.S. GOVERNMENT SECURITIES - 1.9%
	U.S. Treasury Securities - 1.9%
	U.S. Treasury Bonds - 1.9%
2,820,700	5.00%, 05/15/2056	$2,713,161
	Total U.S. Government Securities (cost $2,709,965)	$2,713,161
COMMON STOCKS - 0.4%
	Energy - 0.0%
190,736	Ascent Resources Marcellus Holdings LLC Class A*(5)(7)	$17,166
	Materials - 0.1%
3,079	Utex Industries*(7)	87,237
	Software & Services - 0.3%
880	Microsoft Corp.	408,954
	Total Common Stocks (cost $499,057)	$513,357
CONVERTIBLE PREFERRED STOCKS - 0.7%
	Banks - 0.7%
57,800	Wells Fargo & Co. Series Z, 4.75%(8)	$1,059,474
	Total Convertible Preferred Stocks (cost $1,060,630)	$1,059,474
PREFERRED STOCKS - 17.1%
	Banks - 5.5%
1,099	Bank of America Corp. Series L, 7.25%*(8)	$1,417,600
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 17.1% - (continued)
	Banks - 5.5% - (continued)
57,175	Citigroup, Inc. Series II, 6.25%*(8)		$1,404,790
113,300	Citizens Financial Group, Inc. Series I, 6.50%(8)		2,808,707
65,350	KeyCorp Series F, 5.65%(8)		1,410,906
38,950	Wells Fargo & Co. Series AA, 4.70%(8)		706,553
			7,748,556
	Financial Services - 7.7%
50,000	Capital One Financial Corp. Series I, 5.00%(8)		903,500
183,525	Capital One Financial Corp. Series N, 4.25%(8)		2,828,120
127,325	Morgan Stanley Series O, 4.25%(8)		2,118,688
27,775	Morgan Stanley Series Q, 6.63%(8)		706,318
163,075	Synchrony Financial Series B, 8.25%(8)		4,226,904
			10,783,530
	Media & Entertainment - 0.3%
7,243	Alphabet, Inc. Series A, 6.25%*		363,309
	Software & Services - 0.6%
17,919	Oracle Corp. Series D, 6.50%		750,448
	Telecommunication Services - 1.5%
103,625	T-Mobile USA, Inc. (Preference Shares), 5.50%		2,150,219
	Utilities - 1.5%
49,338	PG&E Corp. Series A, 6.00%		2,092,425
	Total Preferred Stocks (cost $23,951,551)		$23,888,487
WARRANTS - 0.0%
	Semiconductors & Semiconductor Equipment - 0.0%
2,750	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(5)(7)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $117,681,718)		$116,858,736
SHORT-TERM INVESTMENTS - 2.5%
	U.S. Treasury Securities - 2.5%
	U.S. Treasury Bills - 2.5%
$ 3,550,000	3.78%, 10/29/2026(9)		$3,518,457
	Total Short-Term Investments (cost $3,516,939)		$3,518,457
	Total Investments (cost $121,198,657)	86.0%	$120,377,193
	Other Assets and Liabilities	14.0%	19,659,589
	Net Assets	100.0%	$140,036,782
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

80

Hartford Hybrid and Credit Opportunities Fund (formerly, Hartford Low Duration High Income Fund)
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$17,082,781, representing 12.2% of net assets.

(2)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(3)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(4)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2026.

(5)	Investment valued using significant unobservable inputs.
(6)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(7)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $104,403 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2018	Ascent Resources Marcellus Holdings LLC Class A	190,736	$—	$17,166
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	2,750	—	—
12/2020	Utex Industries	3,079	92,524	87,237
			$92,524	$104,403

(8)	Perpetual security with no stated maturity date.
(9)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 5-Year Note Future	(65)	09/30/2026	$(6,888,477)	$55,527
Total futures contracts				$55,527
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

81

Hartford Hybrid and Credit Opportunities Fund (formerly, Hartford Low Duration High Income Fund)
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$3,451,937	$—	$3,451,937	$—
Corporate Bonds	84,983,054	—	84,983,054	—
Senior Floating Rate Interests	155,327	—	—	155,327
U.S. Government Agencies	93,939	—	93,939	—
U.S. Government Securities	2,713,161	—	2,713,161	—
Common Stocks	513,357	408,954	87,237	17,166
Convertible Preferred Stocks	1,059,474	1,059,474	—	—
Preferred Stocks	23,888,487	23,888,487	—	—
Warrants	—	—	—	—
Short-Term Investments	3,518,457	—	3,518,457	—
Futures Contracts(2)	55,527	55,527	—	—
Total	$120,432,720	$25,412,442	$94,847,785	$172,493

(1)	For the period ended July 31, 2026, investments valued at $490,240 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2026 is not presented.

82

The Hartford Inflation Plus Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
	Commercial Mortgage-Backed Securities - 0.2%
	Benchmark Mortgage Trust
$ 5,191,788	Series 2019-B10, 1.22%, 03/15/2062(1)(2)	$138,755
2,323,058	Series 2020-B22, 1.49%, 01/15/2054(1)(2)	120,229
	Commercial Mortgage Trust
223,000	Series 2022-HC, 2.82%, 01/10/2039(3)	218,292
225,000	Series 2022-HC, 3.90%, 01/10/2039(2)(3)	213,490
1,236,015	DBJPM Mortgage Trust Series 2020-C9, 1.58%, 09/15/2053(1)(2)	48,364
5,538,311	Wells Fargo NA Series 2019-BN18, 0.88%, 05/15/2062(1)(2)	117,920
		857,050
	Other Asset-Backed Securities - 0.0%
22,790	AASET Trust Series 2020-1A, 3.35%, 01/16/2040(3)	22,659
238,664	CF Hippolyta Issuer LLC Series 2020-1, 1.99%, 07/15/2060(3)	196,304
		218,963
	Whole Loan Collateral CMO - 1.1%
	Angel Oak Mortgage Trust
334,317	Series 2021-8, 1.82%, 11/25/2066(2)(3)	297,935
859,047	Series 2022-1, 3.88%, 12/25/2066(3)(4)	793,374
753,051	COLT Mortgage Loan Trust Series 2022-1, 2.28%, 12/27/2066(2)(3)	701,815
959,824	CSMC Trust Series 2022-NQM1, 3.27%, 11/25/2066(2)(3)	860,574
429,951	Ellington Financial Mortgage Trust Series 2022-1, 2.21%, 01/25/2067(2)(3)	376,082
800,096	New Residential Mortgage Loan Trust Series 2022-NQM1, 2.28%, 04/25/2061(2)(3)	712,866
549,506	Verus Securitization Trust Series 2022-1, 3.72%, 01/25/2067(3)(4)	512,058
		4,254,704
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $5,835,720)	$5,330,717
CONVERTIBLE BONDS - 3.2%
	Biotechnology - 0.1%
570,000	Alnylam Pharmaceuticals, Inc. 0.00%, 09/15/2028(3)(5)	$518,700
	Diversified Financial Services - 0.1%
650,000	Coinbase Global, Inc. 0.00%, 10/01/2032(3)(5)	498,709
	Electric - 2.3%
	CenterPoint Energy, Inc.
683,000	2.88%, 05/15/2029(3)	677,399
420,000	3.00%, 08/01/2028(3)	437,640
1,775,000	Duke Energy Corp. 3.00%, 03/15/2029(3)	1,751,925
1,745,000	Exelon Corp. 3.25%, 03/15/2029(3)	1,757,739
830,000	PG&E Corp. 4.25%, 12/01/2027(6)	851,165
1,780,000	PPL Capital Funding, Inc. 3.00%, 12/01/2030(3)	1,782,052
1,620,000	Southern Co. 3.25%, 06/15/2028	1,632,960
		8,890,880
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 3.2% - (continued)
	Energy-Alternate Sources - 0.0%
$ 720,000	Sunnova Energy Corp. 0.00%, 12/01/2026(7)(8)(9)	$—
	Home Builders - 0.2%
915,000	Meritage Homes Corp. 1.75%, 05/15/2028	904,477
	Oil & Gas - 0.1%
CAD 690,000	Advantage Energy Ltd. 5.00%, 06/30/2029(3)	511,986
	Pharmaceuticals - 0.1%
JPY 50,000,000	Nxera Pharma Co. Ltd. 0.25%, 12/14/2028(10)	257,299
	Real Estate Investment Trusts - 0.3%
$ 530,000	Realty Income Corp. 3.50%, 01/15/2029(3)	549,080
490,000	Rexford Industrial Realty LP 4.13%, 03/15/2029(3)	484,365
		1,033,445
	Total Convertible Bonds (cost $13,229,668)	$12,615,496
CORPORATE BONDS - 0.9%
	Chemicals - 0.2%
775,000	FMC Corp. 8.45%, 11/01/2055, (8.45% fixed rate until 08/01/2030; 5 yr. USD CMT + 4.37% thereafter)(2)	$582,925
	Construction Materials - 0.1%
375,000	CP Atlas Buyer, Inc. 9.75%, 07/15/2030(3)(6)	337,724
	Diversified Financial Services - 0.1%
370,000	goeasy Ltd. 7.38%, 10/01/2030(3)(6)	339,148
	Gas - 0.0%
104,000	AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 06/01/2028(3)	106,326
	Oil & Gas - 0.1%
399,000	Transocean International Ltd. 8.75%, 02/15/2030(3)	414,424
	Software - 0.4%
	Cloud Software Group LLC
170,000	8.25%, 06/30/2032(3)	160,818
170,000	9.00%, 09/30/2029(3)	166,558
1,325,000	Oracle Corp. 6.85%, 02/04/2066	1,165,849
180,000	UKG, Inc. 6.88%, 02/01/2031(3)	176,357
		1,669,582
	Total Corporate Bonds (cost $3,703,552)	$3,450,129
FOREIGN GOVERNMENT OBLIGATIONS - 10.6%
	Brazil - 3.3%
	Brazil Notas do Tesouro Nacional
BRL 45,315,978	6.00%, 05/15/2035(11)	$7,778,554
5,205,246	6.00%, 08/15/2050(11)	847,188
12,671,787	6.00%, 05/15/2055(11)	2,058,643
12,186,000	10.00%, 01/01/2029	2,223,402
		12,907,787

83

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 10.6% - (continued)
	Colombia - 2.5%
	Colombia TES
COP 2,624,224,050	3.00%, 03/25/2033(11)	$687,542
22,087,219,087	3.75%, 02/25/2037(11)	5,651,142
12,473,395,108	4.75%, 04/04/2035(11)	3,542,145
		9,880,829
	Ghana - 0.0%
	Ghana Government International Bonds
$ 56,265	5.00%, 07/03/2029(3)(4)	55,086
107,880	5.00%, 07/03/2035(3)(4)	98,770
		153,856
	Japan - 1.8%
	Japan Government CPI-Linked Bonds
JPY 862,762,900	0.01%, 03/10/2035(11)	5,123,433
320,617,160	0.60%, 03/10/2036(11)	1,977,401
		7,100,834
	Mexico - 1.3%
EUR 1,360,000	Mexico Government International Bonds 1.45%, 10/25/2033	1,255,713
MXN 68,560,286	Mexico Udibonos 2.75%, 11/27/2031(11)	3,635,740
		4,891,453
	New Zealand - 0.7%
NZD 2,212,714	New Zealand Government Bonds Inflation-Linked 3.25%, 09/20/2050(11)	1,300,392
2,372,471	New Zealand Government Inflation-Linked Bonds 2.50%, 09/20/2040(10)(11)	1,316,997
		2,617,389
	Romania - 0.2%
EUR 700,000	Romania Government International Bonds 6.75%, 07/11/2039(10)	835,063
	United Kingdom - 0.8%
GBP 3,590,315	U.K. Inflation-Linked Gilts 0.50%, 03/22/2050(10)(11)	3,077,953
	Total Foreign Government Obligations (cost $41,461,377)	$41,465,164
SENIOR FLOATING RATE INTERESTS - 4.1%(12)
	Aerospace & Defense - 0.1%
$ 252,724	TransDigm, Inc. 6.23%, 02/28/2031, 1 mo. USD Term SOFR + 2.50%	$253,030
	Airlines - 0.1%
100,000	American Airlines, Inc. 6.67%, 05/29/2033, U.S. (Fed) Prime Rate + 3.00%	99,208
315,728	SkyMiles IP Ltd. 4.98%, 10/20/2028, 3 mo. USD Term SOFR + 1.25%	315,200
		414,408
	Apparel - 0.1%
215,867	ABG Intermediate Holdings 2 LLC 5.98%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	216,152
	Auto Manufacturers - 0.0%
169,575	Allison Transmission, Inc. 5.43%, 01/02/2033, 1 mo. USD Term SOFR + 1.75%	169,716
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.1%(12) - (continued)
	Auto Parts & Equipment - 0.1%
$ 114,425	Clarios Global LP 6.23%, 01/28/2032, 1 mo. USD Term SOFR + 2.50%	$114,568
135,000	Stonepeak Motion Finco LLC 6.18%, 06/24/2033, 3 mo. USD Term SOFR + 2.50%	135,028
		249,596
	Biotechnology - 0.1%
355,000	BioMarin Pharmaceutical, Inc. 5.43%, 04/27/2033, 6 mo. USD Term SOFR + 1.75%	354,514
114,000	Genmab AS 5.73%, 12/12/2032, 3 mo. USD Term SOFR + 2.00%	113,870
		468,384
	Chemicals - 0.1%
100,000	BASF Coatings Ltd. 7.24%, 06/29/2033, 3 mo. USD Term SOFR + 3.50%	100,393
99,746	Ineos U.S. Finance LLC 6.73%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	92,702
99,500	Qnity Electronics, Inc. 5.40%, 11/01/2032, 1 mo. USD Term SOFR + 1.75%	99,417
		292,512
	Commercial Banks - 0.0%
149,625	Ascensus Group Holdings, Inc. 6.72%, 11/25/2032, 3 mo. USD Term SOFR + 3.00%	146,353
	Commercial Services - 0.4%
242,477	Belron Finance 2019 LLC 5.66%, 10/16/2031, 3 mo. USD Term SOFR + 2.00%	242,024
145,000	Brightview Landscapes LLC 5.82%, 06/17/2033, 3 mo. USD Term SOFR + 2.00%	144,758
100,001	Carrix, Inc. 5.71%, 07/27/2033, 3 mo. USD Term SOFR + 2.00%	99,750
129,987	Corpay Technologies Operating Co. LLC 5.48%, 11/05/2032, 1 mo. USD Term SOFR + 1.75%	129,763
155,903	First Advantage Holdings LLC 6.48%, 10/31/2031, 3 mo. USD Term SOFR + 2.75%	155,528
114,425	Fugue Finance BV 5.92%, 01/09/2032, 3 mo. USD Term SOFR + 2.25%	114,110
100,000	Genuine Financial Holdings LLC 6.98%, 09/27/2030, 1 mo. USD Term SOFR + 3.25%	97,208
100,000	Shift4 Payments LLC 5.73%, 07/03/2032, 3 mo. USD Term SOFR + 2.00%	99,813
306,691	Trans Union LLC 5.48%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	305,786
100,000	Vestis Corp. 5.92%, 02/22/2031, 3 mo. USD Term SOFR + 2.25%	98,969
239,654	WEX, Inc. 5.48%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	239,261
		1,726,970
	Construction Materials - 0.1%
65,123	Emerald Borrower LP 5.92%, 05/31/2030, 3 mo. USD Term SOFR + 2.25%	65,094

84

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.1%(12) - (continued)
	Construction Materials - 0.1% - (continued)
$ 226,554	Quikrete Holdings, Inc. 5.98%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	$226,612
36,600	Standard Industries, Inc. 5.42%, 09/22/2028, 1 mo. USD Term SOFR + 1.75%	36,591
	Watlow Electric Manufacturing Co.
117,658	6.42%, 06/17/2033, 3 mo. USD Term SOFR + 2.75%	117,864
12,342	6.43%, 06/17/2033, 1 mo. USD Term SOFR + 2.75%	12,363
		458,524
	Distribution/Wholesale - 0.1%
191,398	American Builders & Contractors Supply Co., Inc. 5.48%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	191,433
100,000	VSE Corp. 5.73%, 05/05/2033, 1 mo. USD Term SOFR + 2.00%	100,500
		291,933
	Diversified Financial Services - 0.1%
125,000	Blackhawk Network Holdings, Inc. 7.23%, 03/12/2029, 3 mo. USD Term SOFR + 3.50%	124,414
	HighTower Holdings LLC
37,500	1.00%, 02/03/2032, 1 mo. USD Term SOFR + 2.75%	37,313
112,500	6.41%, 02/03/2032, 3 mo. USD Term SOFR + 2.75%	111,937
		273,664
	Electric - 0.0%
187,540	Constellation Renewables LLC 5.67%, 12/15/2027, 3 mo. USD Term SOFR + 2.00%	187,266
	Electronics - 0.2%
200,286	Coherent Corp. 5.48%, 07/02/2029, 1 mo. USD Term SOFR + 1.75%	200,286
100,000	Dwyer Instruments, Inc. 6.21%, 07/25/2033, 3 mo. USD Term SOFR + 2.50%	99,875
200,000	Resilience Parent LLC 6.23%, 02/28/2033, 3 mo. USD Term SOFR + 2.50%	199,584
138,600	Sanmina Corp. 5.40%, 10/27/2032, 1 mo. USD Term SOFR + 1.75%	138,715
		638,460
	Engineering & Construction - 0.1%
145,000	AGI-CFI Acquisition Corp. 8.23%, 03/25/2033, 1 mo. USD Term SOFR + 4.50%	143,792
99,250	Blackfin Pipeline LLC 6.75%, 09/29/2032, 1 mo. USD Term SOFR + 3.00%	99,313
100,000	Dycom Investments, Inc. 5.40%, 01/27/2033, 3 mo. USD Term SOFR + 1.75%	100,031
		343,136
	Entertainment - 0.2%
104,975	Caesars Entertainment, Inc. 5.98%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	101,091
100,000	Delta 2 Lux SARL 5.48%, 09/30/2031, 3 mo. USD Term SOFR + 1.75%	99,979
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.1%(12) - (continued)
	Entertainment - 0.2% - (continued)
$ 220,000	PENN Entertainment, Inc. 5.73%, 05/30/2033, 1 mo. USD Term SOFR + 2.00%	$219,389
100,000	Pioneer Opco LLC 7.00%, 05/16/2033, 1 mo. USD Term SOFR + 3.25%	100,536
415,860	TKO Worldwide Holdings LLC 5.41%, 11/21/2031, 3 mo. USD Term SOFR + 1.75%	414,941
		935,936
	Environmental Control - 0.1%
323,375	Clean Harbors, Inc. 5.23%, 10/08/2032, 1 mo. USD Term SOFR + 1.50%	323,983
101,014	Reworld Holding Corp. 5.97%, 11/30/2028, 1 mo. USD Term SOFR + 2.25%	101,039
		425,022
	Food - 0.1%
248,750	Chobani LLC 5.98%, 10/28/2032, 1 mo. USD Term SOFR + 2.25%	249,593
99,500	Froneri Lux Finco SARL 6.45%, 09/30/2032, 6 mo. USD Term SOFR + 2.50%	98,911
174,934	U.S. Foods, Inc. 5.48%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	175,837
		524,341
	Food Service - 0.1%
219,528	Aramark Services, Inc. 5.48%, 06/22/2030, 1 mo. USD Term SOFR + 1.75%	219,528
	Healthcare - Products - 0.1%
199,487	Agiliti Health, Inc. 6.75%, 05/01/2030, 3 mo. USD Term SOFR + 3.00%	193,004
200,000	Hologic, Inc. 5.99%, 04/07/2033, 3 mo. USD Term SOFR + 2.25%	196,612
		389,616
	Healthcare - Services - 0.1%
100,000	Bella Holding Co. LLC 6.98%, 06/16/2033, 1 mo. USD Term SOFR + 3.25%	99,813
180,403	IQVIA, Inc. 5.48%, 01/02/2031, 3 mo. USD Term SOFR + 1.75%	180,778
		280,591
	Home Furnishings - 0.1%
130,000	AI Aqua Merger Sub, Inc. 6.15%, 07/05/2033, 1 mo. USD Term SOFR + 2.50%	130,000
57,673	Somnigroup International, Inc. 5.89%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	57,938
		187,938
	Household Products/Wares - 0.0%
107,432	Reynolds Consumer Products LLC 5.48%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	107,634
	Insurance - 0.2%
182,772	Asurion LLC 7.57%, 02/23/2033, 3 mo. USD Term SOFR + 3.75%	171,044
124,976	HUB International Ltd. 5.98%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	125,021

85

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.1%(12) - (continued)
	Insurance - 0.2% - (continued)
$ 213,998	Sedgwick Claims Management Services, Inc. 6.23%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	$212,438
132,409	USI, Inc. 5.98%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	132,243
		640,746
	Internet - 0.1%
171,058	Go Daddy Operating Co. LLC 5.48%, 11/09/2029, 1 mo. USD Term SOFR + 1.75%	168,564
	MH Sub I LLC
117,547	7.98%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	113,849
79,570	7.98%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	70,957
	Proofpoint, Inc.
99,745	6.73%, 08/31/2028, 3 mo. USD Term SOFR + 3.00%	97,937
100,000	8.17%, 08/30/2030, 3 mo. USD Term SOFR + 4.50%	98,188
		549,495
	IT Services - 0.2%
211,930	Amentum Holdings, Inc. 5.48%, 09/29/2031, 1 mo. USD Term SOFR + 1.75%	211,559
	CACI International, Inc.
147,750	5.48%, 10/30/2031, 1 mo. USD Term SOFR + 1.75%	147,426
129,675	5.48%, 03/09/2033, 1 mo. USD Term SOFR + 1.75%	129,405
189,040	McAfee LLC 6.73%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	170,475
		658,865
	Lodging - 0.0%
100,000	Four Seasons Hotels Ltd. 5.21%, 09/22/2032, 3 mo. USD Term SOFR + 1.50%	100,021
	Media - 0.2%
245,134	Charter Communications Operating LLC 5.98%, 12/15/2031, 3 mo. USD Term SOFR + 2.25%	235,466
220,673	Discovery Global Holdings, Inc. 6.23%, 06/03/2033, 1 mo. USD Term SOFR + 2.50%	220,812
230,929	Nexstar Media, Inc. 6.48%, 03/18/2033, 1 mo. USD Term SOFR + 2.75%	230,531
140,000	Sunrise Financing Partnership 6.34%, 02/15/2032, 6 mo. USD Term SOFR + 2.47%	137,395
		824,204
	Metal Fabricate/Hardware - 0.1%
269,325	Advanced Drainage Systems, Inc. 5.27%, 02/28/2033, 1 mo. USD Term SOFR + 1.63%	271,278
	Packaging & Containers - 0.0%
184,075	Owens-Illinois, Inc. 6.73%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	181,498
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.1%(12) - (continued)
	Pharmaceuticals - 0.0%
$ 58,581	Elanco Animal Health, Inc. 5.40%, 10/31/2032, 1 mo. USD Term SOFR + 1.75%	$58,552
	Pipelines - 0.2%
248,750	Colossus Acquireco LLC 5.37%, 01/31/2033, 3 mo. USD Term SOFR + 1.75%	247,576
99,468	NorthRiver Midstream Finance LP 5.98%, 08/16/2030, 3 mo. USD Term SOFR + 2.25%	99,717
200,000	Traverse Midstream Partners LLC 6.04%, 07/14/2033, 3 mo. USD Term SOFR + 2.25%	199,750
140,000	Venture Global Calcasieu Pass LLC 6.95%, 04/11/2033, 6 mo. USD Term SOFR + 3.25%	140,852
		687,895
	Retail - 0.4%
150,381	Great Outdoors Group LLC 6.98%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	150,918
136,821	IRB Holding Corp. 6.23%, 12/16/2030, 1 mo. USD Term SOFR + 2.50%	137,034
315,499	KFC Holding Co. 5.53%, 03/15/2028, 1 mo. USD Term SOFR + 1.75%	315,814
299,250	Peer Holding III BV 5.98%, 10/14/2032, 3 mo. USD Term SOFR + 2.25%	299,175
125,000	Petco Health & Wellness Co., Inc. 7.98%, 02/03/2031, 3 mo. USD Term SOFR + 4.25%	124,628
	QXO, Inc.
187,777	5.73%, 04/30/2032, 1 mo. USD Term SOFR + 2.00%	187,509
170,000	5.73%, 07/01/2033, 1 mo. USD Term SOFR + 2.00%	169,670
		1,384,748
	Semiconductors - 0.0%
93,254	MKS Instruments, Inc. 5.42%, 02/04/2033, 1 mo. USD Term SOFR + 1.75%	93,137
	Software - 0.3%
200,000	Athenahealth Group, Inc. 6.98%, 02/16/2032, 1 mo. USD Term SOFR + 3.25%	198,376
99,747	Boxer Parent Co., Inc. 6.42%, 07/30/2031, 3 mo. USD Term SOFR + 2.75%	90,749
200,000	CCC Intelligent Solutions, Inc. 5.73%, 01/23/2032, 1 mo. USD Term SOFR + 2.00%	197,950
100,000	CoreWeave Financing DDTL V LLC 3.81%, 11/17/2031, 1 mo. USD Term SOFR + 4.50%(13)	99,750
100,000	Cotiviti Corp. 6.40%, 05/01/2031, 1 mo. USD Term SOFR + 2.75%	93,700
150,000	Dayforce, Inc. 6.82%, 02/04/2033, 3 mo. USD Term SOFR + 3.00%	139,446
99,746	Epicor Software Corp. 6.48%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	95,091

86

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.1%(12) - (continued)
	Software - 0.3% - (continued)
$ 100,000	Oak-Eagle Acquire Co., Inc. 7.21%, 08/04/2033, 3 mo. USD Term SOFR + 3.50%	$100,513
97,250	Quartz Acquireco LLC 5.98%, 06/28/2030, 3 mo. USD Term SOFR + 2.25%	81,787
90,393	SS&C Technologies, Inc. 5.73%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	90,277
		1,187,639
	Transportation - 0.0%
	Van Pool Transportation LLC
95,301	6.48%, 08/06/2030, 3 mo. USD Term SOFR + 2.75%	95,391
4,699	6.49%, 08/06/2030, 3 mo. USD Term SOFR + 2.75%	4,703
		100,094
	Total Senior Floating Rate Interests (cost $16,007,432)	$15,938,882
U.S. GOVERNMENT AGENCIES - 1.7%
	Mortgage-Backed Agencies - 1.7%
	Federal Home Loan Mortgage Corp. - 0.1%
6,254,750	0.84%, 11/25/2030(1)(2)	$179,725
930,852	0.86%, 11/25/2030(1)(2)	28,601
1,679,234	1.01%, 10/25/2030(1)(2)	57,176
5,112,077	1.11%, 06/25/2030(1)(2)	185,107
5,081	5.62%, 01/25/2051, 30 day USD SOFR Average + 2.00%(2)(3)	5,076
		455,685
	Uniform Mortgage-Backed Security - 1.6%
6,300,000	5.50%, 08/01/2056(14)	6,234,513
	Total U.S. Government Agencies (cost $6,776,875)	$6,690,198
U.S. GOVERNMENT SECURITIES - 78.0%
	U.S. Treasury Securities - 78.0%
	U.S. Treasury Inflation-Indexed Bonds - 1.3%
5,396,493	0.63%, 02/15/2043(11)	$3,767,958
1,795,671	0.75%, 02/15/2042(11)	1,317,513
		5,085,471
	U.S. Treasury Inflation-Indexed Notes - 76.7%
14,822,551	0.13%, 01/15/2030(11)	13,842,129
23,130,537	0.13%, 07/15/2030(11)	21,471,655
30,555,992	0.13%, 01/15/2031(11)(15)	28,009,917
22,924,517	0.13%, 07/15/2031(11)	20,865,034
12,258,303	0.63%, 07/15/2032(11)	11,239,686
35,494,364	0.88%, 01/15/2029(11)(16)	34,369,986
11,932,646	1.13%, 10/15/2030(11)	11,492,396
13,868,907	1.13%, 01/15/2033(11)	12,968,183
42,278,760	1.25%, 04/15/2031(11)	40,589,910
14,341,730	1.38%, 07/15/2033(11)	13,580,771
11,297,850	1.75%, 01/15/2034(11)	10,887,425
21,542,663	1.88%, 07/15/2034(11)	20,909,739
7,565,158	1.88%, 07/15/2035(11)	7,268,428
30,295,187	1.88%, 01/15/2036(11)	28,861,780
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 78.0% - (continued)
	U.S. Treasury Securities - 78.0% - (continued)
	U.S. Treasury Inflation-Indexed Notes - 76.7% - (continued)
$ 11,349,466	2.13%, 01/15/2035(11)		$11,145,582
13,290,880	2.38%, 07/15/2036(11)		13,215,875
			300,718,496
	Total U.S. Government Securities (cost $320,064,653)		$305,803,967
	Total Long-Term Investments (cost $407,079,277)		$391,294,553
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.6%
2,375,246
Fixed Income Clearing Corp.
Repurchase Agreement dated
07/31/2026 at 3.64%, due on
08/03/2026 with a maturity value of
$2,375,966; collateralized by
U.S. Treasury Note at 4.13%,
maturing 06/30/2028, with a market
value of $2,422,834
			$2,375,246
	Securities Lending Collateral - 0.2%
807,575	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(17)		807,575
	Total Short-Term Investments (cost $3,182,821)		$3,182,821
	Total Investments Excluding Purchased Options (cost $410,262,098)	100.6%	$394,477,374
	Total Purchased Options (cost $72,738)	0.0%	$23,331
	Total Investments (cost $410,334,836)	100.6%	$394,500,705
	Other Assets and Liabilities	(0.6)%	(2,494,172)
	Net Assets	100.0%	$392,006,533
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Securities disclosed are interest-only strips.
(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

87

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$15,735,331, representing 4.0% of net assets.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Security is a zero-coupon bond.
(6)	Represents entire or partial securities on loan.
(7)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(8)	Investment valued using significant unobservable inputs.
(9)	Currently no rate available.
(10)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the aggregate value of these securities was $5,487,312, representing 1.4% of net assets.

(11)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(12)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2026.

(13)
This security, or a portion of this security, has unfunded loan commitments. As of
July 31, 2026, the aggregate value of the unfunded commitment was $99,750, which represents to 0.0% of total net assets.

(14)	Represents or includes a TBA transaction.
(15)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2026, the market value of securities pledged was $623,339.
(16)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2026, the market value of securities pledged was $968,322.
(17)	Current yield as of period end.

OTC Option Contracts Outstanding at July 31, 2026
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call EUR vs. Put USD	BCLY	1.24	EUR	05/13/2027	5,885,000	EUR	5,885,000	$23,331	$72,738	$(49,407)
Total purchased OTC option contracts								$23,331	$72,738	$(49,407)

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	64	09/15/2026	$4,869,110	$(1,924)
Euro-BTP Italian Bond Future	39	09/08/2026	5,226,744	576
Euro-BUND Future	16	09/08/2026	2,294,491	(1,677)
U.S. Treasury 5-Year Note Future	46	09/30/2026	4,874,922	(30,498)
U.S. Treasury 10-Year Note Future	7	09/21/2026	756,000	(666)
U.S. Treasury 10-Year Ultra Future	138	09/21/2026	15,139,031	(212,021)
U.S. Treasury Long Bond Future	14	09/21/2026	1,516,375	(46,736)
U.S. Treasury Ultra Bond Future	7	09/21/2026	767,813	(34,932)
Total				$(327,878)
Short position contracts:
U.S. Treasury 2-Year Note Future	(52)	09/30/2026	$(10,691,688)	$22,285
Total futures contracts				$(305,593)

88

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

OTC Interest Rate Swap Contracts Outstanding at July 31, 2026
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BOA(1)	1.24% Fixed	CPURNSA	USD	5,005,000	01/15/2029	At Maturity	$—	$—	$1,147,919	$1,147,919
CBK	2.62% Fixed	CPURNSA	USD	4,365,000	04/15/2028	At Maturity	—	—	57,695	57,695
CBK	2.60% Fixed	CPURNSA	USD	8,260,000	01/15/2031	At Maturity	—	—	908,491	908,491
CBK	2.41% Fixed	CPURNSA	USD	10,402,000	01/15/2028	At Maturity	—	(2,922)	(13,234)	(10,312)
Total OTC interest rate swap contracts							$—	$(2,922)	$2,100,871	$2,103,793

(1)	As of July 31, 2026, the counterparty had deposited in a segregated account securities with a value of $549,790 in connection with OTC derivatives.

OTC Total Return Swap Contracts Outstanding at July 31, 2026
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid High Yield Index	MSC	USD	485,000	3.63%	03/20/2027	At Maturity	$—	$—	$358	$358
Markit iBoxx USD Liquid High Yield Index	JPM	USD	425,000	3.62%	03/20/2027	At Maturity	—	—	426	426
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	MSC	USD	1,750,000	(3.62% )	09/20/2026	At Maturity	—	—	10,212	10,212
Total OTC total return swap contracts							$—	$—	$10,996	$10,996

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
2.83% Fixed	12 mo. USD CPI	USD	19,263,000	06/08/2028	At Maturity	$—	$(1,161)	$(89,443)	$(88,282)
4.16% Fixed	12 mo. USD SOFR	USD	3,019,000	09/24/2046	Annual	133,912	—	162,611	28,699
3.25% Fixed	12 mo. USD SOFR	USD	4,555,000	06/21/2053	Annual	—	(42,605)	917,973	960,578
1.63% Fixed	3 mo. CNY CNRR	CNY	100,849,736	06/17/2031	Quarterly	—	(513)	(116,222)	(115,709)
1.48% Fixed	3 mo. CNY CNRR	CNY	5,540,000	09/16/2031	Quarterly	—	—	(514)	(514)
Total centrally cleared interest rate swaps contracts						$133,912	$(44,279)	$874,405	$784,772

Bond Forward Contracts Outstanding at July 31, 2026
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.75%, 07/15/2028(1)	USD	42,904,989	07/15/2028	$(7,265)
Total Bond Forward Contracts					$(7,265)

(1)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Foreign Currency Contracts Outstanding at July 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
14,800,000	BRL	2,821,181	USD	BCLY	08/04/2026	$95,432
995,000	BRL	195,212	USD	DEUT	08/04/2026	871
15,795,000	BRL	3,063,118	USD	BNP	09/02/2026	26,525
184,100,000	CLP	194,069	USD	SSG	08/28/2026	3,981
1,715,500,000	CLP	1,834,740	USD	MSC	08/31/2026	10,777
861,500,000	CLP	923,168	USD	BCLY	08/31/2026	3,625
24,000	EUR	27,343	USD	DEUT	08/28/2026	364
3,025,000	ILS	987,143	USD	BCLY	08/28/2026	3,429
298,900,000	JPY	1,828,165	USD	JPM	08/28/2026	54,681
7,929,630,000	KRW	5,395,774	USD	DEUT	08/28/2026	167,777
582,120,000	KRW	394,692	USD	BOA	08/28/2026	13,732

89

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
16,470,000	MXN	940,487	USD	SSG	08/28/2026	$8,145
36,180,000	NOK	3,735,192	USD	GSC	08/28/2026	80,670
1,890,000	NOK	196,409	USD	RBC	08/28/2026	2,928
42,000	SEK	4,325	USD	GSC	08/28/2026	93
63,610,000	TWD	1,961,153	USD	UBS	08/28/2026	10,454
332,072	USD	1,694,000	BRL	SSG	08/04/2026	(1,762)
2,493,509	USD	12,677,000	BRL	CBK	08/04/2026	(4,728)
9,713,631	USD	50,958,000	BRL	BCLY	08/04/2026	(328,584)
12,669,228	USD	65,329,000	BRL	BNP	09/02/2026	(109,711)
501,659	USD	707,000	CAD	GSC	08/28/2026	(3,296)
921,645	USD	6,228,000	CNH	DEUT	08/31/2026	(2,658)
8,625,087	USD	27,957,787,000	COP	CBK	08/28/2026	(177,319)
578,603	USD	1,870,693,000	COP	DEUT	08/31/2026	(10,091)
2,008,613	USD	1,763,000	EUR	DEUT	08/28/2026	(26,721)
171,709	USD	129,000	GBP	SSG	08/28/2026	(2,146)
3,063,782	USD	2,303,000	GBP	BCLY	08/28/2026	(40,007)
2,060,956	USD	6,303,000	ILS	CBK	08/28/2026	(3,036)
3,236,280	USD	529,123,000	JPY	JPM	08/28/2026	(96,798)
444,478	USD	72,614,000	JPY	TDB	08/31/2026	(13,007)
1,983,359	USD	2,843,740,000	KRW	UBS	08/28/2026	(11,853)
2,684,985	USD	47,020,000	MXN	SSG	08/28/2026	(23,252)
821,426	USD	1,420,000	NZD	UBS	08/28/2026	(15,783)
229,996	USD	398,000	NZD	TDB	08/31/2026	(4,673)
919,931	USD	1,580,000	NZD	CBK	08/31/2026	(11,672)
Total foreign currency contracts						$(403,613)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$5,330,717	$—	$5,330,717	$—
Convertible Bonds	12,615,496	—	12,615,496	—
Corporate Bonds	3,450,129	—	3,450,129	—
Foreign Government Obligations	41,465,164	—	41,465,164	—
Senior Floating Rate Interests	15,938,882	—	15,938,882	—
U.S. Government Agencies	6,690,198	—	6,690,198	—
U.S. Government Securities	305,803,967	—	305,803,967	—
Short-Term Investments	3,182,821	807,575	2,375,246	—
Purchased Options	23,331	—	23,331	—
Foreign Currency Contracts(2)	483,484	—	483,484	—
Futures Contracts(2)	22,861	22,861	—	—
Swaps - Interest Rate(2)	3,103,382	—	3,103,382	—
Swaps- Total Return(2)	10,996	—	10,996	—
Total	$398,121,428	$830,436	$397,290,992	$—
Liabilities
Bond Forward(2)	$(7,265)	$—	$(7,265)	$—
Foreign Currency Contracts(2)	(887,097)	—	(887,097)	—
Futures Contracts(2)	(328,454)	(328,454)	—	—
Swaps - Interest Rate(2)	(214,817)	—	(214,817)	—
Total	$(1,437,633)	$(328,454)	$(1,109,179)	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2026 is not presented.

90

Hartford International Equity Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3%
	Australia - 1.9%
90,412	BHP Group Ltd.	$3,810,916
22,441	Commonwealth Bank of Australia	2,805,233
84,311	Computershare Ltd.	2,422,515
452,049	Medibank Pvt Ltd.	1,638,561
298,743	Qantas Airways Ltd.	2,078,957
89,948	Sonic Healthcare Ltd.	1,376,609
		14,132,791
	Austria - 0.9%
15,997	ams-OSRAM AG*	317,820
40,557	Erste Group Bank AG	5,301,736
59,394	Mondi PLC	716,112
13,956	Zumtobel Group AG	64,856
		6,400,524
	Belgium - 0.6%
13,290	Ageas SA	1,099,842
21,408	KBC Group NV	3,079,727
46,685	Proximus SADP	345,889
		4,525,458
	Brazil - 1.9%
362,294	Ambev SA	1,142,811
414,850	Banco Bradesco SA ADR	1,497,609
128,645	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	702,971
147,169	Inter & Co., Inc. Class A	824,146
68,160	Localiza Rent a Car SA	505,706
265,604	Lojas Renner SA	712,588
117,487	M Dias Branco SA	397,483
2,072	MercadoLibre, Inc.*	3,891,112
426,866	Natura Cosmeticos SA*	705,668
40,709	PRIO SA*	488,670
236,886	Suzano SA	2,024,383
99,893	Telefonica Brasil SA	643,009
71,032	Ultrapar Participacoes SA	463,117
		13,999,273
	Canada - 6.0%
19,394	Barrick Mining Corp.	711,789
22,946	Cameco Corp.	1,982,075
21,274	Canadian National Railway Co.	2,705,062
55,983	Canadian Natural Resources Ltd.	2,666,865
6,181	Celestica, Inc.*	2,045,283
12,603	Dollarama, Inc.	1,716,870
35,560	Gildan Activewear, Inc.(1)	1,968,439
37,224	Great-West Lifeco, Inc.	2,467,881
22,124	Imperial Oil Ltd.(1)	2,868,379
17,700	Intact Financial Corp.	3,475,354
44,850	Loblaw Cos. Ltd.	2,105,488
62,475	Manulife Financial Corp.	2,774,686
12,699	Nutrien Ltd.	877,120
35,385	Open Text Corp.	897,088
18,139	Royal Bank of Canada	3,796,529
24,808	Shopify, Inc. Class A*	2,906,257
21,626	Spin Master Corp.(1)(2)	317,483
52,626	Sun Life Financial, Inc.	4,366,323
31,158	Toronto-Dominion Bank	3,734,915
		44,383,886
	Chile - 0.3%
94,832	Cia Cervecerias Unidas SA	549,256
45,012	Empresa Nacional de Telecomunicaciones SA	175,739
6,022,637	Enel Americas SA	569,972
42,496	Lundin Mining Corp.(1)	1,052,207
		2,347,174
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	China - 6.9%
273,459	Alibaba Group Holding Ltd.	$4,165,708
33,215	Alibaba Group Holding Ltd. ADR	4,060,534
64,267	Baidu, Inc. Class A*	890,265
404,877	BOC Hong Kong Holdings Ltd.	2,692,457
540,040	China BlueChemical Ltd. Class H	145,832
235,588	China Hongqiao Group Ltd.	741,316
355,230	China Mengniu Dairy Co. Ltd.	857,109
2,648,239	China Reinsurance Group Corp. Class H	462,909
100,076	China Resources Mixc Lifestyle Services Ltd.(2)	508,991
21,200	Contemporary Amperex Technology Co. Ltd. Class A	1,242,844
8,300	Contemporary Amperex Technology Co. Ltd. Class H(1)	657,067
457,143	CSPC Pharmaceutical Group Ltd.	500,076
337,342	DiDi Global, Inc. ADR*	1,194,191
9,820	Duality Biotherapeutics, Inc.*(1)	228,320
35,657	ENN Energy Holdings Ltd.	213,369
185,234	Foxconn Industrial Internet Co. Ltd. Class A	1,555,103
43,258	Fuyao Glass Industry Group Co. Ltd. Class A	382,261
60,003	Fuyao Glass Industry Group Co. Ltd. Class H(2)	453,730
51,600	Hubei Dinglong Co. Ltd. Class A	524,311
51,192	JD.com, Inc. Class A	842,107
101,713	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H	741,364
32,860	KE Holdings, Inc. ADR	556,977
79,072	KE Holdings, Inc. Class A	443,507
3,900	Kweichow Moutai Co. Ltd. Class A	780,630
127,700	Luxshare Precision Industry Co. Ltd. Class A	1,088,235
58,165	Luxshare Precision Industry Co. Ltd. Class H*	413,112
16,910	NAURA Technology Group Co. Ltd. Class A	1,717,937
44,933	NetEase, Inc.	1,195,497
824,143	PICC Property & Casualty Co. Ltd. Class H	1,720,024
33,259	Prosus NV*	1,545,639
1,298,068	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	555,677
111,800	Shenzhen Inovance Technology Co. Ltd. Class A	1,061,479
57,397	Shenzhou International Group Holdings Ltd.	326,205
9,094	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H*(1)	559,148
9,510	Sigenergy Technology Co. Ltd. Class H	353,279
53,000	Silergy Corp.	660,141
2,202,370	Sino Biopharmaceutical Ltd.	1,413,010
149,942	Tencent Holdings Ltd.	9,161,904
76,073	Tencent Music Entertainment Group ADR	718,890
56,400	Tongcheng Travel Holdings Ltd.(3)	102,675
21,845	Trip.com Group Ltd. ADR*	1,026,933
167,800	Weichai Power Co. Ltd. Class A	694,992
610,407	Xtep International Holdings Ltd.(1)	294,180
1,050	Zhongji Innolight Co. Ltd. Class H*	137,636
76,299	ZTO Express Cayman, Inc.	1,825,926
		51,413,497
	Denmark - 1.0%
20,650	DSV AS	4,462,896
38,626	Novo Nordisk AS Class B	1,827,071
7,658	Pandora AS	959,000
		7,248,967
	Finland - 0.8%
25,566	Kone OYJ Class B	1,475,080
345,300	Nokia OYJ	3,191,584
95,356	Outokumpu OYJ	574,256
64,310	Stora Enso OYJ Class R(1)	739,537
		5,980,457

91

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	France - 6.4%
65,838	Accor SA	$3,423,971
13,807	Airbus SE	3,241,311
7,622	Alten SA	662,834
12,236	Arkema SA	833,426
28,070	AXA SA	1,454,857
56,818	Ayvens SA(2)	765,777
53,590	BNP Paribas SA	6,809,606
50,962	Bureau Veritas SA	1,630,276
57,272	Carrefour SA(1)	1,051,054
11,194	Cie de Saint-Gobain SA	1,052,091
64,217	Engie SA	2,001,715
13,969	EssilorLuxottica SA	2,644,636
649	Hermes International SCA	1,149,946
8,871	Imerys SA	241,541
8,953	IPSOS SA	369,891
3,316	L'Oreal SA	1,476,931
21,639	Metropole Television SA(1)	302,721
107,595	Orange SA	2,055,892
17,465	Publicis Groupe SA	1,864,048
16,626	Quadient SA	260,549
24,657	Renault SA	778,576
2,528	Safran SA	993,457
8,037	SEB SA	541,326
66,959	Societe Generale SA	6,293,921
10,982	Sodexo SA	722,141
2,754	Sopra Steria Group	584,569
51,017	Television Francaise 1 SA(1)	418,223
37,898	TotalEnergies SE	3,341,105
36,192	Valeo SE	626,190
4,078	Vicat SACA	308,718
		47,901,299
	Germany - 3.7%
16,689	Aumovio SE*	770,582
26,463	BASF SE	1,536,272
11,445	Beiersdorf AG	1,063,138
25,678	Brenntag SE	1,810,722
8,171	Continental AG	679,527
26,506	Daimler Truck Holding AG	1,499,197
14,967	Duerr AG	309,036
41,006	Evonik Industries AG	829,539
21,911	Fresenius SE & Co. KGaA	1,126,165
62,717	Infineon Technologies AG	4,500,793
8,392	Mercedes-Benz Group AG	453,748
14,736	Merck KGaA	2,435,392
1,870	Rheinmetall AG	2,472,044
11,623	SAP SE	2,130,439
14,663	Scout24 SE(2)	1,257,112
25,676	Symrise AG	2,634,871
5,611	Wacker Chemie AG*	574,702
35,174	Zalando SE*(2)	1,147,207
		27,230,486
	Greece - 0.5%
98,163	Allwyn AG(1)	1,517,281
86,512	Public Power Corp. SA	2,229,248
		3,746,529
	Hong Kong - 1.7%
241,984	AIA Group Ltd.	2,439,414
141,040	CK Asset Holdings Ltd.	859,077
70,346	Dah Sing Financial Holdings Ltd.	446,894
26,890	Hong Kong Exchanges & Clearing Ltd.	1,401,045
184,438	PAX Global Technology Ltd.	92,661
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Hong Kong - 1.7% - (continued)
473,445	Prudential PLC	$7,115,191
266,015	Yue Yuen Industrial Holdings Ltd.(1)	481,437
		12,835,719
	Hungary - 0.2%
8,195	OTP Bank Nyrt	1,214,022
	India - 2.9%
11,859	Bajaj Auto Ltd.	1,431,505
66,444	Bajaj Finance Ltd.	794,292
66,887	Bharti Airtel Ltd.	1,381,840
302,438	Canara Bank	395,893
28,658	Cholamandalam Investment & Finance Co. Ltd.	555,356
148,406	Embassy Office Parks REIT	681,146
173,134	Eternal Ltd.*	548,685
69,728	HDFC Bank Ltd.	546,096
28,381	Hero MotoCorp Ltd.	1,602,117
85,769	ICICI Bank Ltd.	1,289,035
36,174	Infosys Ltd.	429,713
265,847	Kotak Mahindra Bank Ltd.	1,086,771
24,889	Larsen & Toubro Ltd.	1,026,569
67,121	Larsen & Toubro Ltd. GDR(3)	2,737,382
104,701	Lenskart Solutions Ltd.*	615,939
17,558	Mahindra & Mahindra Ltd.	625,199
12,213	MakeMyTrip Ltd.*(1)	695,530
66,494	Max Financial Services Ltd.*	1,044,043
39,655	Reliance Industries Ltd. GDR(2)	2,176,562
42,543	SBI Life Insurance Co. Ltd.(2)	838,680
194,962	Varun Beverages Ltd.	903,437
		21,405,790
	Indonesia - 0.3%
2,329,507	Bank Central Asia Tbk. PT	816,433
3,068,075	Bank Negara Indonesia Persero Tbk. PT	600,760
1,161,551	Indofood CBP Sukses Makmur Tbk. PT	450,166
1,335,833	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	106,160
1,804,212	Semen Indonesia Persero Tbk. PT	146,422
1,476,900	Telkom Indonesia Persero Tbk. PT	215,614
		2,335,555
	Ireland - 0.8%
15,441	AerCap Holdings NV	2,330,047
146,555	AIB Group PLC	1,743,069
81,387	Bank of Ireland Group PLC	1,709,118
		5,782,234
	Israel - 0.1%
7,732	Check Point Software Technologies Ltd.*	982,969
	Italy - 2.2%
86,383	BPER Banca SpA	1,403,655
42,825	Brembo NV(1)	524,392
58,762	Eni SpA	1,634,564
117,446	FinecoBank Banca Fineco SpA	3,217,650
55,086	Ryanair Holdings PLC ADR	3,223,082
71,656	UniCredit SpA	6,758,008
		16,761,351
	Japan - 14.0%
31,625	Advantest Corp.	6,248,529
19,850	Aica Kogyo Co. Ltd.	457,667
32,732	Ajinomoto Co., Inc.	1,009,401
35,472	Alfresa Holdings Corp.	514,522
16,660	Amada Co. Ltd.	285,821
24,180	and ST HD Co. Ltd.	513,676
76,264	ARCHION Corp.*	127,981

92

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Japan - 14.0% - (continued)
35,376	ASKUL Corp.	$279,796
24,840	Avex, Inc.	205,723
14,000	BML, Inc.	314,008
72,281	Canon, Inc.	2,011,949
91,815	Chiba Bank Ltd.	1,492,458
52,378	Chugai Pharmaceutical Co. Ltd.	2,272,752
25,682	Cosel Co. Ltd.	198,453
51,230	Daiichi Sankyo Co. Ltd.	827,955
33,620	Dentsu Group, Inc.	745,986
29,020	Dip Corp.(1)	339,298
22,466	Eisai Co. Ltd.	675,392
242,430	ENEOS Holdings, Inc.	2,002,114
97,712	Fujikura Ltd.	2,479,573
63,500	Hakuhodo DY Holdings, Inc.	518,251
143,170	Hitachi Ltd.	4,691,758
277,003	Honda Motor Co. Ltd.	2,792,086
1,706	Horiba Ltd.	267,759
13,980	Hoya Corp.	2,137,778
25,254	Isuzu Motors Ltd.	376,778
38,255	Japan Airlines Co. Ltd.	705,596
145,276	Japan Exchange Group, Inc.	1,976,205
205,467	Japan Post Holdings Co. Ltd.	3,039,753
117,070	Japan Post Insurance Co. Ltd.	1,289,069
59,344	Japan Tobacco, Inc.	2,645,964
50,210	JGC Holdings Corp.	702,245
8,780	JINS Holdings, Inc.(1)	350,419
55,780	KDDI Corp.	1,027,675
14,548	Keyence Corp.	7,297,082
23,930	KH Neochem Co. Ltd.	492,390
3,636	Kissei Pharmaceutical Co. Ltd.	92,842
64,060	Koito Manufacturing Co. Ltd.	1,070,636
82,120	Kubota Corp.	1,393,205
52,910	Kuraray Co. Ltd.	606,849
58,129	Maruichi Steel Tube Ltd.	649,153
28,728	Maxell Ltd.	369,346
11,780	Miraial Co. Ltd.	114,153
92,890	Mitsubishi Corp.	2,776,739
35,032	Mitsubishi Estate Co. Ltd.	850,478
16,400	Mitsubishi Gas Chemical Co., Inc.	423,617
35,486	Mizuho Financial Group, Inc.	1,839,743
12,497	Nachi-Fujikoshi Corp.	422,628
11,616	Neturen Co. Ltd.(1)	100,161
51,982	Nexon Co. Ltd.	814,685
26,854	Nikon Corp.	319,088
17,200	Nintendo Co. Ltd.	820,477
45,059	Nippon Sanso Holdings Corp.	1,619,837
10,166	Nippon Shokubai Co. Ltd.	136,754
19,672	Nippon Television Holdings, Inc.	359,218
187,669	Nissan Motor Co. Ltd.*(1)	396,221
24,070	OKUMA Corp.	735,146
15,949	Optorun Co. Ltd.	291,905
34,406	OSG Corp.	784,959
426,320	Pan Pacific International Holdings Corp.	2,417,434
421,780	Persol Holdings Co. Ltd.	699,322
461,354	Resona Holdings, Inc.	6,256,329
24,540	Rinnai Corp.	548,771
45,764	Rohm Co. Ltd.	1,213,503
54,818	Sega Sammy Holdings, Inc.	946,988
21,230	Seria Co. Ltd.	514,388
33,490	Shiga Bank Ltd.	497,617
29,790	Ship Healthcare Holdings, Inc.	477,235
1,247,345	SoftBank Corp.	1,750,746
104,541	SoftBank Group Corp.	3,256,188
28,266	Stanley Electric Co. Ltd.	615,936
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Japan - 14.0% - (continued)
37,911	Subaru Corp.	$645,338
17,131	Sumitomo Heavy Industries Ltd.	553,793
154,704	Sumitomo Mitsui Trust Group, Inc.	1,590,772
91,990	Sysmex Corp.	928,869
72,303	T&D Holdings, Inc.	2,278,689
20,180	Tachi-S Co. Ltd.	284,378
43,970	Tadano Ltd.	365,408
12,682	Taiheiyo Cement Corp.	321,142
26,303	Taisei Corp.	2,130,607
25,037	Takeda Pharmaceutical Co. Ltd.	859,661
10,043	THK Co. Ltd.	413,264
87,249	Tochigi Bank Ltd.(1)	512,782
19,055	Tokai Rika Co. Ltd.	375,755
39,860	Toyota Boshoku Corp.	556,193
11,600	Transcosmos, Inc.	275,926
32,355	TS Tech Co. Ltd.	371,139
17,910	Tsubakimoto Chain Co.	287,365
55,855	Tsuruha Holdings, Inc.	850,963
26,007	TV Asahi Holdings Corp.	509,821
29,354	Xebio Holdings Co. Ltd.	202,026
41,000	Yamato Holdings Co. Ltd.	532,064
		104,342,114
	Kazakhstan - 0.2%
15,669	Kaspi.KZ JSC ADR	1,391,094
	Luxembourg - 0.1%
5,413	Aperam SA	285,930
10,598	RTL Group SA	396,754
		682,684
	Mexico - 0.9%
1,131,979	America Movil SAB de CV Series B(1)	1,442,465
322,250	Becle SAB de CV(1)	290,815
76,631	Controladora Vuela Cia de Aviacion SAB de CV ADR*	600,021
40,097	Corp. Inmobiliaria Vesta SAB de CV ADR(1)	1,382,945
180,700	Esentia Energy Development SAB de CV*	544,933
573,237	Genomma Lab Internacional SAB de CV Class B(1)	485,875
92,154	Grupo Financiero Banorte SAB de CV Class O	1,067,251
275,213	Kimberly-Clark de Mexico SAB de CV Class A(1)	638,792
170,015	Megacable Holdings SAB de CV	579,462
		7,032,559
	Netherlands - 4.0%
56,621	ABN AMRO Bank NV(3)	2,561,393
2,364	Adyen NV*(2)	2,404,698
3,951	Argenx SE*	3,384,020
7,823	ASML Holding NV	12,891,873
10,220	Fugro NV(1)	99,904
30,254	Havas NV	647,822
18,760	Heineken NV	1,698,536
70,118	ING Groep NV	2,464,055
56,207	Koninklijke Philips NV	1,480,933
17,334	NN Group NV	1,633,922
16,380	Randstad NV	692,479
		29,959,635
	Pakistan - 0.0%
5,418	VEON Ltd. ADR*	283,307
	Peru - 0.2%
3,004	Credicorp Ltd.	1,203,342

93

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Philippines - 0.1%
337,568	BDO Unibank, Inc.	$684,294
159,907	Security Bank Corp.	176,228
		860,522
	Poland - 0.2%
93,987	Allegro.eu SA*(2)	1,132,183
	Russia - 0.0%
94,370	Gazprom PJSC*(4)	—
3,866	LUKOIL PJSC ADR*(4)	—
511,012	Sberbank of Russia PJSC*(4)	—
164,682	Surgutneftegas PJSC ADR*(4)	—
70,320	VK IPJSC GDR*(4)	—
		—
	Saudi Arabia - 0.5%
31,578	Al Rajhi Bank	526,998
270,477	Saudi National Bank	2,830,382
		3,357,380
	Singapore - 1.0%
38,876	DBS Group Holdings Ltd.	2,243,017
841,643	Grab Holdings Ltd. Class A*	2,945,750
391,293	Singapore Airlines Ltd.	2,347,289
		7,536,056
	South Africa - 1.3%
41,788	Anglo American PLC	2,115,371
28,219	Astral Foods Ltd.	362,447
61,275	MTN Group Ltd.	759,630
52,516	Naspers Ltd. Class N	2,759,329
501,751	Netcare Ltd.	574,772
1,054,688	Old Mutual Ltd.	852,879
853,784	Pepkor Holdings Ltd.(2)	1,098,906
255,079	Sanlam Ltd.	1,356,819
		9,880,153
	South Korea - 5.7%
47,582	Coupang, Inc.*	777,966
4,807	Coway Co. Ltd.	304,542
4,273	Hankook Tire & Technology Co. Ltd.	199,060
4,392	HD Hyundai Marine Solution Co. Ltd. Class C	557,795
1,598	Hyundai Mobis Co. Ltd.	516,803
4,031	Hyundai Motor Co.	1,068,041
47,307	iM Financial Group Co. Ltd.	554,681
10,505	KB Financial Group, Inc.	1,229,471
13,547	Kia Corp.	1,221,401
24,871	KT Corp.	896,579
15,803	KT&G Corp.	1,966,500
3,480	LG H&H Co. Ltd.	695,321
42,732	LG Uplus Corp.	438,154
54,327	Samsung Electronics Co. Ltd.	9,455,874
28,342	Shinhan Financial Group Co. Ltd.	1,967,499
3,570	SK hynix, Inc. ADR*(1)	513,116
16,600	SK Hynix, Inc.	18,851,873
23,317	SK Telecom Co. Ltd.	1,317,606
		42,532,282
	Spain - 1.6%
23,199	ACS Actividades de Construccion y Servicios SA	2,957,196
32,706	Almirall SA	419,797
524,483	Banco de Sabadell SA	2,013,607
40,547	Iberdrola SA	963,137
83,463	Industria de Diseno Textil SA	5,447,096
116,992	Prosegur Cia de Seguridad SA	407,429
		12,208,262
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Sweden - 1.4%
57,937	Assa Abloy AB Class B	$2,149,796
265,416	Atlas Copco AB Class A	5,608,192
69,398	Embracer Group AB*(1)	492,054
41,884	SKF AB Class B(1)	1,133,684
101,112	Telefonaktiebolaget LM Ericsson Class B	994,607
		10,378,333
	Switzerland - 3.5%
18,929	Adecco Group AG	529,089
186	Chocoladefabriken Lindt & Spruengli AG	2,146,825
18,749	Galderma Group AG*	4,079,994
4,027	Lonza Group AG*	2,806,730
29,450	Nestle SA	2,943,556
14,230	SGS SA	1,686,203
10,195	Sika AG*	2,293,779
4,169	Swatch Group AG Class BR	932,090
169,093	UBS Group AG*	8,937,856
		26,356,122
	Taiwan - 8.0%
143,297	Advantech Co. Ltd.*	2,440,875
2,804	ASPEED Technology, Inc.	1,224,634
221,700	Catcher Technology Co. Ltd.	1,245,479
78,546	Delta Electronics, Inc.	3,864,276
80,701	Eclat Textile Co. Ltd.	863,202
2,689,276	Innolux Corp.*	3,690,640
14,568	Largan Precision Co. Ltd.	1,805,960
23,480	MediaTek, Inc.	2,501,270
151,619	Quanta Computer, Inc.	1,348,788
26,000	Realtek Semiconductor Corp.	539,157
510,626	Taiwan Semiconductor Manufacturing Co. Ltd.	37,768,574
796,178	WPG Holdings Ltd.*	2,729,689
		60,022,544
	Thailand - 0.5%
165,312	Bangkok Bank PCL	946,348
226,573	Kasikornbank PCL	1,653,094
35,854	Kasikornbank PCL NVDR	261,593
2,356,066	True Corp. PCL	1,013,076
		3,874,111
	Turkey - 0.2%
80,999	Coca-Cola Icecek AS	155,201
63,648	MLP Saglik Hizmetleri AS*(2)	542,547
123,881	Ulker Biskuvi Sanayi AS	224,662
1,083,056	Yapi ve Kredi Bankasi AS*	745,225
		1,667,635
	Ukraine - 0.0%
259,468	Ferrexpo PLC*(4)	99,944
	United Arab Emirates - 0.4%
117,639	Abu Dhabi Islamic Bank PJSC	679,552
215,916	Aldar Properties PJSC	435,607
376,211	Emirates Telecommunications Group Co. PJSC	2,083,831
		3,198,990
	United Kingdom - 8.3%
35,352	AstraZeneca PLC	6,013,739
75,536	BAE Systems PLC	2,138,374
170,510	Barratt Redrow PLC	677,643
21,857	Bodycote PLC	213,340
62,708	British American Tobacco PLC	3,803,926
111,013	British Land Co. PLC REIT	663,817
481,753	BT Group PLC	1,304,413
40,167	Burberry Group PLC*	647,428
720,945	Centrica PLC	1,506,064

94

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	United Kingdom - 8.3% - (continued)
117,151	CK Hutchison Holdings Ltd.	$1,097,620
51,574	Compass Group PLC	1,637,776
106,662	Crest Nicholson Holdings PLC(1)	88,696
13,171	DCC Energy PLC	1,126,196
29,266	Derwent London PLC REIT	829,886
72,064	Diageo PLC	1,583,126
112,540	easyJet PLC	958,112
112,670	Genuit Group PLC	414,393
128,499	GSK PLC	3,341,341
323,171	Hays PLC	245,652
35,818	Hikma Pharmaceuticals PLC	764,638
40,472	Imperial Brands PLC	1,535,947
102,010	J Sainsbury PLC	491,924
235,545	Kingfisher PLC	982,679
79,935	Land Securities Group PLC REIT	761,376
9,789	London Stock Exchange Group PLC	1,101,190
89,026	Michael Page PLC	218,816
246,700	NatWest Group PLC	2,327,031
23,474	Reckitt Benckiser Group PLC	1,656,733
63,200	RELX PLC	2,222,867
265,773	Rolls-Royce Holdings PLC	5,302,081
359,396	Schroders PLC	2,850,736
60,566	Smiths Group PLC	2,162,787
115,753	Standard Chartered PLC	3,422,539
56,443	SThree PLC	194,362
49,734	Tate & Lyle PLC	370,612
81,981	Travis Perkins PLC	614,225
36,903	Unilever PLC	2,363,179
83,686	UNITE Group PLC REIT	607,910
79,826	Vanquis Banking Group PLC*	84,435
237,716	Wise Group PLC Class A*	2,839,274
124,473	WPP PLC	502,781
		61,669,664
	United States - 5.1%
210,524	Aegon Ltd.	2,000,694
771	AP Moller - Maersk AS Class A	2,010,167
340,658	BP PLC	2,559,420
62,290	Experian PLC	2,350,184
18,297	Globant SA*	669,670
4,773	Linde PLC	2,283,308
10,292	Novartis AG	1,609,584
5,035	Roche Holding AG	2,200,760
688	Rubicon Earnout Shares*(4)(5)	—
27,122	Sanofi SA	2,335,520
31,406	Schneider Electric SE	10,551,954
121,993	Shell PLC	5,583,826
6,232	Spotify Technology SA*	3,115,626
16,188	Tory Burch LLC*(4)(5)	748,042
		38,018,755
	Total Common Stocks (cost $477,835,093)	$718,315,652
CONVERTIBLE PREFERRED STOCKS - 0.0%
	United States - 0.0%
38,688	Lookout, Inc. Series F*(4)(5)(6)	$102,910
243,469	Lumeris Group Holdings Corp.*(4)(5)(6)	211,818
	Total Convertible Preferred Stocks (cost $826,934)	$314,728
Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 0.1%
	Other Investment Pools & Funds - 0.1%
8,770	iShares Core MSCI EAFE ETF		$861,653
	Total Exchange-Traded Funds (cost $768,848)		$861,653
PREFERRED STOCKS - 1.0%
	Brazil - 0.6%
142,800	Banco do Estado do Rio Grande do Sul SA (Preference Shares)(6)		$396,076
922,160	Itausa SA (Preference Shares)(6)		2,514,080
3,048	Localiza Rent a Car SA (Preference Shares)(6)		21,965
179,852	Petroleo Brasileiro SA - Petrobras (Preference Shares)(6)		1,540,529
			4,472,650
	Chile - 0.0%
54,239	Embotelladora Andina SA (Preference Shares)(6)		270,101
	Germany - 0.4%
10,057	FUCHS SE (Preference Shares)(6)		466,150
11,722	Henkel AG & Co. KGaA (Preference Shares)(6)		1,021,909
11,796	Volkswagen AG (Preference Shares)(6)		1,019,434
			2,507,493
	Total Preferred Stocks (cost $5,230,805)		$7,250,244
	Total Long-Term Investments (cost $484,661,680)		$726,742,277
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.5%
$ 3,284,141
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at 3.64%, due
on 08/03/2026 with a maturity value of
$3,285,137; collateralized by U.S. Treasury
Note at 4.13%, maturing 06/30/2028, with a
market value of $3,349,834
			$3,284,141
	Securities Lending Collateral - 0.5%
3,976,520	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(7)		3,976,520
	Total Short-Term Investments (cost $7,260,661)		$7,260,661
	Total Investments (cost $491,922,341)	98.4%	$734,002,938
	Other Assets and Liabilities	1.6%	11,731,833
	Net Assets	100.0%	$745,734,771
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

95

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$12,643,876, representing 1.7% of net assets.

(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the aggregate value of these securities was $5,401,450, representing 0.7% of net assets.

(4)	Investment valued using significant unobservable inputs.
(5)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,062,770 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	38,688	$441,937	$102,910
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	243,469	384,997	211,818
09/2015	Rubicon Earnout Shares	688	—	—
11/2013	Tory Burch LLC	16,188	1,268,749	748,042
			$2,095,683	$1,062,770

(6)	Currently no rate available.
(7)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P TSX 60 Future	28	09/17/2026	$8,326,996	$24,594
SPI 200 Future	55	09/17/2026	8,652,521	188,448
Total futures contracts				$213,042
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$718,315,652	$111,943,609	$605,524,057	$847,986
Convertible Preferred Stocks	314,728	—	—	314,728
Exchange-Traded Funds	861,653	861,653	—	—
Preferred Stocks	7,250,244	4,742,751	2,507,493	—
Short-Term Investments	7,260,661	3,976,520	3,284,141	—
Futures Contracts(2)	213,042	213,042	—	—
Total	$734,215,980	$121,737,575	$611,315,691	$1,162,714

(1)	For the period ended July 31, 2026, investments valued at $220,161 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2026 is not presented.

96

The Hartford International Growth Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.7%
	Austria - 2.0%
76,060	Erste Group Bank AG	$9,942,797
	Brazil - 1.5%
3,963	MercadoLibre, Inc.*	7,442,316
	Canada - 4.0%
61,110	Cameco Corp.	5,278,682
150,552	Canadian Natural Resources Ltd.	7,171,853
66,895	Shopify, Inc. Class A*	7,836,749
		20,287,284
	China - 4.5%
61,297	Alibaba Group Holding Ltd. ADR	7,493,558
247,473	Tencent Holdings Ltd.	15,121,339
		22,614,897
	Denmark - 1.6%
37,877	DSV AS	8,186,011
	Finland - 1.3%
705,543	Nokia OYJ	6,521,285
	France - 5.5%
176,036	Accor SA	9,154,929
36,471	Airbus SE	8,561,877
36,784	EssilorLuxottica SA	6,964,013
1,751	Hermes International SCA	3,102,550
		27,783,369
	Germany - 3.7%
168,934	Infineon Technologies AG	12,123,300
4,971	Rheinmetall AG	6,571,406
		18,694,706
	Hong Kong - 1.9%
634,741	Prudential PLC	9,539,236
	India - 2.6%
176,917	Larsen & Toubro Ltd. GDR(1)	7,215,171
105,671	Reliance Industries Ltd. GDR(2)	5,800,013
		13,015,184
	Italy - 3.4%
311,937	FinecoBank Banca Fineco SpA	8,546,091
147,607	Ryanair Holdings PLC ADR	8,636,486
		17,182,577
	Japan - 13.3%
84,971	Advantest Corp.	16,788,735
260,439	Fujikura Ltd.	6,608,989
381,586	Hitachi Ltd.	12,504,778
20,853	Keyence Corp.	10,459,586
875,918	Resona Holdings, Inc.	11,878,148
277,651	SoftBank Group Corp.	8,648,128
		66,888,364
	Netherlands - 8.2%
6,296	Adyen NV*(2)	6,404,390
10,573	Argenx SE*	9,055,743
15,863	ASML Holding NV	26,141,350
		41,601,483
	Singapore - 1.6%
2,241,466	Grab Holdings Ltd. Class A*	7,845,131
	South Korea - 7.1%
31,774	SK Hynix, Inc.	36,084,302
	Spain - 1.9%
146,736	Industria de Diseno Textil SA	9,576,520
Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.7% - (continued)
	Sweden - 1.7%
406,045	Atlas Copco AB Class A		$8,579,657
	Switzerland - 6.0%
50,084	Galderma Group AG*		10,898,845
10,814	Lonza Group AG*		7,537,118
225,046	UBS Group AG*		11,895,398
			30,331,361
	Taiwan - 11.8%
153,617	Delta Electronics, Inc.		7,557,590
705,908	Taiwan Semiconductor Manufacturing Co. Ltd.		52,212,654
			59,770,244
	United Kingdom - 6.8%
75,463	AstraZeneca PLC		12,837,034
710,430	Rolls-Royce Holdings PLC		14,172,838
632,303	Wise Group PLC Class A*		7,552,210
			34,562,082
	United States - 5.3%
54,859	Schneider Electric SE		18,431,817
16,631	Spotify Technology SA*		8,314,502
			26,746,319
	Total Common Stocks (cost $300,415,421)		$483,195,125
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
$ 3,566,075
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at 3.64%, due
on 08/03/2026 with a maturity value of
$3,567,157; collateralized by U.S. Treasury
Note at 4.13%, maturing 06/30/2028, with a
market value of $3,637,490
			$3,566,075
	Total Short-Term Investments (cost $3,566,075)		$3,566,075
	Total Investments (cost $303,981,496)	96.4%	$486,761,200
	Other Assets and Liabilities	3.6%	17,985,466
	Net Assets	100.0%	$504,746,666
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.

97

The Hartford International Growth Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

(1)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the aggregate value of this security was $7,215,171, representing 1.4% of net assets.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$12,204,403, representing 2.4% of net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$483,195,125	$60,019,277	$423,175,848	$—
Short-Term Investments	3,566,075	—	3,566,075	—
Total	$486,761,200	$60,019,277	$426,741,923	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.

98

The Hartford International Opportunities Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5%
	Australia - 1.1%
5,820,443	Glencore PLC*	$42,869,597
	Belgium - 2.8%
736,587	Anheuser-Busch InBev SA	63,975,502
330,140	KBC Group NV	47,493,515
		111,469,017
	Brazil - 1.9%
7,852,205	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	42,907,801
18,086	MercadoLibre, Inc.*	33,964,604
		76,872,405
	Canada - 5.1%
1,618,398	Cenovus Energy, Inc.	48,799,574
421,096	RB Global, Inc.(1)	46,187,339
342,704	Royal Bank of Canada	71,728,631
342,151	Shopify, Inc. Class A*	40,071,585
		206,787,129
	Chile - 0.9%
1,514,661	Lundin Mining Corp.	37,503,216
	China - 6.7%
4,306,900	Alibaba Group Holding Ltd.	65,608,700
5,085,087	ENN Energy Holdings Ltd.	30,428,795
1,970,578	KE Holdings, Inc. ADR(1)	33,401,297
1,273,321	Tencent Holdings Ltd.	77,803,715
647,850	Trip.com Group Ltd.*	30,352,071
7,510,200	Weichai Power Co. Ltd. Class A	31,105,660
		268,700,238
	Finland - 0.9%
3,943,183	Nokia OYJ	36,446,567
	France - 9.6%
775,365	Accor SA	40,323,635
492,333	Cie de Saint-Gobain SA	46,272,942
795,982	Klepierre SA REIT	36,154,322
3,164,192	Orange SA	60,460,408
789,488	Societe Generale SA	74,209,222
1,086,339	TotalEnergies SE	95,772,143
1,877,304	Valeo SE	32,480,903
		385,673,575
	Germany - 7.4%
238,231	adidas AG	44,078,223
141,757	Allianz SE	70,609,433
2,881,794	E.ON SE	62,083,235
643,090	Infineon Technologies AG	46,150,408
226,074	Siemens AG	74,072,324
		296,993,623
	Hong Kong - 2.5%
6,121,885	AIA Group Ltd.	61,714,050
718,581	Hong Kong Exchanges & Clearing Ltd.	37,440,085
		99,154,135
	India - 1.3%
3,621,665	ICICI Bank Ltd.	54,430,542
	Israel - 1.3%
1,490,292	Teva Pharmaceutical Industries Ltd. ADR*	52,175,123
	Italy - 4.1%
95,137	Ferrari NV	37,407,202
533,948	Ryanair Holdings PLC ADR	31,241,298
7,194,226	Saipem SpA(1)	34,902,403
674,031	UniCredit SpA	63,569,098
		167,120,001
	Japan - 12.8%
602,800	Chugai Pharmaceutical Co. Ltd.	26,156,302
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5% - (continued)
	Japan - 12.8% - (continued)
3,016,500	Kansai Electric Power Co., Inc.	$45,683,311
2,053,226	Kawasaki Heavy Industries Ltd.	35,078,647
86,994	Keyence Corp.	43,635,026
1,091,500	Komatsu Ltd.	47,360,436
2,179,700	Mitsubishi Heavy Industries Ltd.	50,922,863
3,594,944	Mitsui Fudosan Co. Ltd.	35,019,818
2,040,800	Panasonic Holdings Corp.	53,963,776
6,934,500	Rakuten Group, Inc.*	36,157,511
3,287,128	Resona Holdings, Inc.	44,576,082
1,454,770	Shin-Etsu Chemical Co. Ltd.	51,862,704
4,385,200	Sumitomo Mitsui Trust Group, Inc.	45,091,613
		515,508,089
	Mexico - 0.9%
3,231,158	Cemex SAB de CV ADR	38,192,288
	Netherlands - 3.5%
32,583	Argenx SE ADR*	27,820,017
69,615	ASML Holding NV(1)	114,721,684
		142,541,701
	Singapore - 1.1%
13,313,400	Singapore Telecommunications Ltd.	46,062,994
	South Africa - 1.6%
1,280,664	Anglo American PLC	64,829,135
	South Korea - 8.1%
2,244,974	KT Corp. ADR	40,611,580
672,203	Samsung Electronics Co. Ltd.	117,000,151
558,821	Shinhan Financial Group Co. Ltd.	38,793,312
116,136	SK Hynix, Inc.	131,890,429
		328,295,472
	Switzerland - 2.7%
168,101	Galderma Group AG*	36,580,678
1,393,692	UBS Group AG*	73,667,258
		110,247,936
	Taiwan - 7.7%
300,000	MediaTek, Inc.	31,958,305
3,795,440	Taiwan Semiconductor Manufacturing Co. Ltd.	280,730,626
		312,688,931
	United Kingdom - 10.3%
384,980	AstraZeneca PLC	65,489,065
4,834,025	Barratt Redrow PLC	19,211,454
967,941	British American Tobacco PLC	58,716,203
1,806,455	GSK PLC	46,972,989
1,966,046	Imperial Brands PLC	74,613,141
37,755,620	Lloyds Banking Group PLC	58,355,664
404,502	London Stock Exchange Group PLC	45,503,460
664,205	Reckitt Benckiser Group PLC	46,877,835
		415,739,811
	United States - 3.2%
678,536	GFL Environmental, Inc.	28,037,108
1,249,066	Shell PLC	57,273,067
84,751	Spotify Technology SA*	42,370,415
		127,680,590
	Total Common Stocks (cost $2,786,441,299)	$3,937,982,115
EXCHANGE-TRADED FUNDS - 0.2%
	Other Investment Pools & Funds - 0.2%
133,634	iShares MSCI ACWI ex U.S. ETF	$10,055,958
	Total Exchange-Traded Funds (cost $9,867,534)	$10,055,958

99

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 0.0%
	Canada - 0.0%
23,071	Constellation Software, Inc. Expires 03/31/2040*(2)(3)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $2,796,308,833)		$3,948,038,073
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.4%
$ 15,326,762
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at 3.64%,
due on 08/03/2026 with a maturity value
of $15,331,411; collateralized by
U.S. Treasury Note at 4.13%, maturing
06/30/2028, with a market value of
$15,633,375
			$15,326,762
	Securities Lending Collateral - 0.4%
15,427,666	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(4)		15,427,666
	Total Short-Term Investments (cost $30,754,428)		$30,754,428
	Total Investments (cost $2,827,063,261)	98.5%	$3,978,792,501
	Other Assets and Liabilities	1.5%	59,830,731
	Net Assets	100.0%	$4,038,623,232
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	23,071	$—	$—

(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,937,982,115	$675,472,284	$3,262,509,831	$—
Exchange-Traded Funds	10,055,958	10,055,958	—	—
Warrants	—	—	—	—
Short-Term Investments	30,754,428	15,427,666	15,326,762	—
Total	$3,978,792,501	$700,955,908	$3,277,836,593	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2026 is not presented.

100

The Hartford International Value Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0%
	Austria - 1.4%
1,162,758	ams-OSRAM AG*	$23,101,084
1,093,810	Erste Group Bank AG	142,986,207
5,373,723	Mondi PLC	64,790,792
220,513	Zumtobel Group AG	1,024,767
		231,902,850
	Belgium - 0.7%
1,203,286	Ageas SA	99,580,449
2,055,132	Proximus SADP	15,226,448
		114,806,897
	Brazil - 3.3%
32,924,229	Ambev SA	103,855,365
37,780,548	Banco Bradesco SA ADR	136,387,778
19,362,819	Lojas Renner SA	51,948,421
6,089,589	M Dias Branco SA	20,602,360
34,670,569	Natura Cosmeticos SA*	57,315,204
8,402,919	Suzano SA	71,809,761
9,080,191	Telefonica Brasil SA	58,448,977
6,783,523	Ultrapar Participacoes SA	44,227,422
		544,595,288
	Canada - 1.0%
1,766,182	Barrick Mining Corp.	64,821,531
1,152,997	Nutrien Ltd.	79,637,503
896,257	Spin Master Corp.(1)	13,157,591
		157,616,625
	Chile - 0.3%
2,307,660	Cia Cervecerias Unidas SA ADR(2)	26,515,014
535,967	Embotelladora Andina SA Class B, ADR	16,105,808
		42,620,822
	China - 2.9%
3,556,998	Alibaba Group Holding Ltd.	54,185,148
5,934,904	Baidu, Inc. Class A*	82,213,843
22,220,233	China BlueChemical Ltd. Class H	6,000,319
31,616,474	China Mengniu Dairy Co. Ltd.	76,285,096
135,718,150	China Reinsurance Group Corp. Class H	23,723,351
15,552,541	DiDi Global, Inc. ADR*	55,055,995
3,192,977	ENN Energy Holdings Ltd.	19,106,545
4,672,669	JD.com, Inc. Class A	76,865,275
68,533,171	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	29,337,701
5,154,976	Shenzhou International Group Holdings Ltd.	29,297,373
3,121,862	Tongcheng Travel Holdings Ltd.(3)	5,683,280
29,699,653	Xtep International Holdings Ltd.	14,313,488
		472,067,414
	Finland - 1.0%
7,508,202	Nokia OYJ	69,397,790
4,991,559	Outokumpu OYJ	30,060,336
5,997,174	Stora Enso OYJ Class R(2)	68,964,873
		168,422,999
	France - 12.7%
363,253	Alten SA	31,589,643
993,698	Arkema SA	67,683,358
2,589,409	AXA SA	134,208,033
2,677,418	Ayvens SA(1)	36,085,484
2,180,268	BNP Paribas SA	277,043,599
5,285,764	Carrefour SA(2)	97,004,220
1,014,205	Cie de Saint-Gobain SA	95,322,168
5,848,873	Engie SA	182,315,844
369,897	Imerys SA	10,071,623
433,118	IPSOS SA	17,894,163
842,902	Metropole Television SA(2)	11,791,850
9,796,668	Orange SA	187,191,721
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0% - (continued)
	France - 12.7% - (continued)
369,835	Quadient SA	$5,795,749
2,258,039	Renault SA	71,300,422
390,434	SEB SA	26,297,378
3,600,436	Societe Generale SA	338,428,898
899,490	Sodexo SA	59,147,543
146,989	Sopra Steria Group	31,200,176
1,903,029	Television Francaise 1 SA	15,600,506
3,474,852	TotalEnergies SE	306,344,541
3,026,932	Valeo SE	52,371,638
191,022	Vicat SACA	14,461,010
		2,069,149,567
	Germany - 5.8%
1,415,993	Aumovio SE*	65,380,705
2,450,496	BASF SE	142,260,113
1,027,055	Beiersdorf AG	95,404,231
782,081	Brenntag SE	55,149,601
736,754	Continental AG	61,270,855
2,422,519	Daimler Truck Holding AG	137,019,282
601,644	Duerr AG	12,422,634
3,708,970	Evonik Industries AG	75,031,297
2,012,089	Fresenius SE & Co. KGaA	103,415,776
772,569	Mercedes-Benz Group AG	41,772,150
458,944	Wacker Chemie AG*	47,006,979
3,197,721	Zalando SE*(1)	104,294,283
		940,427,906
	Hong Kong - 2.0%
12,688,583	CK Asset Holdings Ltd.	77,286,375
2,924,512	Dah Sing Financial Holdings Ltd.	18,578,843
7,579,360	PAX Global Technology Ltd.	3,807,850
12,895,440	Prudential PLC	193,799,740
20,851,096	Yue Yuen Industrial Holdings Ltd.(2)	37,736,570
		331,209,378
	India - 0.2%
27,470,869	Canara Bank	35,959,484
	Indonesia - 0.7%
278,259,113	Bank Negara Indonesia Persero Tbk. PT	54,485,929
58,316,192	Indofood CBP Sukses Makmur Tbk. PT	22,600,810
48,406,657	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	3,846,922
79,043,446	Semen Indonesia Persero Tbk. PT	6,414,806
151,165,438	Telkom Indonesia Persero Tbk. PT	22,068,752
		109,417,219
	Ireland - 1.9%
13,180,126	AIB Group PLC	156,759,390
7,544,712	Bank of Ireland Group PLC	158,438,125
		315,197,515
	Italy - 4.0%
7,890,705	BPER Banca SpA	128,217,673
2,100,197	Brembo NV	25,716,904
5,344,866	Eni SpA	148,676,417
3,632,090	UniCredit SpA	342,549,059
		645,160,053
	Japan - 19.4%
840,920	Aica Kogyo Co. Ltd.	19,388,468
1,709,266	Alfresa Holdings Corp.	24,792,914
1,474,310	Amada Co. Ltd.	25,293,487
1,079,900	and ST HD Co. Ltd.(2)	22,941,215
4,901,902	ARCHION Corp.*(2)	8,226,063
1,418,208	ASKUL Corp.(2)	11,216,913
983,070	Avex, Inc.	8,141,726

101

The Hartford International Value Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0% - (continued)
	Japan - 19.4% - (continued)
442,790	BML, Inc.	$9,931,388
8,302,691	Chiba Bank Ltd.	134,960,697
771,719	Cosel Co. Ltd.	5,963,305
4,664,560	Daiichi Sankyo Co. Ltd.	75,386,405
3,071,910	Dentsu Group, Inc.	68,161,850
1,063,540	Dip Corp.(2)	12,434,767
1,998,881	Eisai Co. Ltd.	60,092,036
2,630,540	Hakuhodo DY Holdings, Inc.	21,468,975
11,685,172	Honda Motor Co. Ltd.	117,782,120
161,416	Horiba Ltd.	25,334,450
2,324,044	Isuzu Motors Ltd.	34,673,666
3,440,612	Japan Airlines Co. Ltd.	63,460,501
10,765,760	Japan Post Insurance Co. Ltd.	118,542,857
3,152,726	JGC Holdings Corp.	44,094,542
442,090	JINS Holdings, Inc.(2)	17,644,254
916,059	KH Neochem Co. Ltd.	18,849,059
155,540	Kissei Pharmaceutical Co. Ltd.	3,971,581
5,308,110	Koito Manufacturing Co. Ltd.	88,714,507
7,511,415	Kubota Corp.	127,434,786
4,305,200	Kuraray Co. Ltd.	49,378,346
2,706,187	Maruichi Steel Tube Ltd.	30,221,210
862,677	Maxell Ltd.	11,091,137
176,930	Miraial Co. Ltd.	1,714,530
3,190,647	Mitsubishi Estate Co. Ltd.	77,459,877
1,278,551	Mitsubishi Gas Chemical Co., Inc.	33,025,349
507,160	Nachi-Fujikoshi Corp.	17,151,300
171,556	Neturen Co. Ltd.(2)	1,479,273
4,757,211	Nexon Co. Ltd.	74,557,133
2,437,040	Nikon Corp.(2)	28,957,742
537,538	Nippon Shokubai Co. Ltd.	7,231,020
1,527,561	Nippon Television Holdings, Inc.	27,893,825
17,370,979	Nissan Motor Co. Ltd.*(2)	36,674,931
931,770	OKUMA Corp.	28,458,104
833,152	Optorun Co. Ltd.	15,248,702
1,601,720	OSG Corp.	36,542,608
34,403,077	Persol Holdings Co. Ltd.	57,041,147
12,019,172	Resona Holdings, Inc.	162,989,575
1,664,710	Rinnai Corp.	37,226,751
4,150,543	Rohm Co. Ltd.	110,058,030
3,827,014	Sega Sammy Holdings, Inc.	66,112,186
825,740	Seria Co. Ltd.	20,007,114
1,919,340	Shiga Bank Ltd.	28,518,841
1,207,890	Ship Healthcare Holdings, Inc.	19,350,369
1,957,314	Stanley Electric Co. Ltd.	42,651,249
3,503,548	Subaru Corp.	59,638,940
1,354,998	Sumitomo Heavy Industries Ltd.	43,802,920
13,844,100	Sumitomo Mitsui Trust Group, Inc.	142,354,466
8,295,610	Sysmex Corp.	83,764,950
6,545,737	T&D Holdings, Inc.	206,294,319
731,709	Tachi-S Co. Ltd.	10,311,307
1,797,140	Tadano Ltd.	14,934,939
861,171	Taiheiyo Cement Corp.	21,807,163
2,283,722	Takeda Pharmaceutical Co. Ltd.	78,413,021
941,180	THK Co. Ltd.	38,729,055
3,231,495	Tochigi Bank Ltd.	18,992,234
884,717	Tokai Rika Co. Ltd.	17,446,179
1,868,190	Toyota Boshoku Corp.	26,068,099
441,020	Transcosmos, Inc.	10,490,422
1,434,245	TS Tech Co. Ltd.	16,451,977
778,980	Tsubakimoto Chain Co.	12,498,683
5,027,015	Tsuruha Holdings, Inc.	76,587,690
1,179,267	TV Asahi Holdings Corp.	23,117,457
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0% - (continued)
	Japan - 19.4% - (continued)
844,035	Xebio Holdings Co. Ltd.	$5,809,000
3,838,390	Yamato Holdings Co. Ltd.	49,811,421
		3,147,267,123
	Luxembourg - 0.2%
259,204	Aperam SA	13,691,881
419,866	RTL Group SA(2)	15,718,413
		29,410,294
	Mexico - 1.5%
102,792,733	America Movil SAB de CV Series B(2)	130,987,362
16,461,141	Becle SAB de CV(2)	14,855,373
28,044,052	Genomma Lab Internacional SAB de CV Class B(2)	23,770,125
20,425,017	Kimberly-Clark de Mexico SAB de CV Class A(2)	47,408,163
7,915,561	Megacable Holdings SAB de CV	26,978,583
		243,999,606
	Netherlands - 6.0%
5,177,042	ABN AMRO Bank NV(3)	234,196,482
446,914	Fugro NV	4,368,752
1,203,997	Havas NV	25,780,909
1,667,541	Heineken NV	150,979,680
6,350,984	ING Groep NV(2)	223,183,394
5,139,178	Koninklijke Philips NV	135,406,238
1,562,248	NN Group NV	147,259,263
1,494,137	Randstad NV(2)	63,165,956
		984,340,674
	Pakistan - 0.1%
318,186	VEON Ltd. ADR*	16,637,946
	Philippines - 0.3%
21,554,467	BDO Unibank, Inc.	43,693,691
5,145,219	Security Bank Corp.	5,670,382
		49,364,073
	Russia - 0.0%
662,901	Gazprom PJSC ADR*(4)	—
48,850	LUKOIL PJSC ADR*(4)	—
1,765,160	Sberbank of Russia PJSC*(4)	—
1,792,255	Surgutneftegas PJSC ADR*(4)	—
894,717	VK IPJSC GDR*(4)	—
		—
	South Africa - 1.6%
1,721,923	Anglo American PLC	87,166,328
832,881	Astral Foods Ltd.	10,697,577
5,519,541	MTN Group Ltd.	68,426,119
19,909,504	Netcare Ltd.	22,806,959
86,963,851	Old Mutual Ltd.	70,323,798
		259,420,781
	South Korea - 3.7%
298,744	Coway Co. Ltd.	18,926,602
341,923	Hankook Tire & Technology Co. Ltd.	15,928,650
143,633	Hyundai Mobis Co. Ltd.	46,451,758
1,690,024	iM Financial Group Co. Ltd.	19,815,746
952,259	KB Financial Group, Inc.	111,449,312
1,549,357	KT Corp.	55,853,059
1,250,819	KT Corp. ADR	22,627,316
222,188	LG H&H Co. Ltd.	44,394,252
3,414,598	LG Uplus Corp.	35,011,676
2,590,828	Shinhan Financial Group Co. Ltd.	179,855,087
864,040	SK Telecom Co. Ltd.	48,825,516
		599,138,974

102

The Hartford International Value Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0% - (continued)
	Spain - 0.2%
1,610,545	Almirall SA	$20,672,122
2,695,836	Prosegur Cia de Seguridad SA	9,388,348
		30,060,470
	Sweden - 1.3%
3,363,932	Embracer Group AB*(2)	23,851,322
3,783,704	SKF AB Class B(2)	102,414,425
9,190,892	Telefonaktiebolaget LM Ericsson Class B	90,407,912
		216,673,659
	Switzerland - 2.0%
1,733,571	Adecco Group AG	48,455,453
383,336	Swatch Group AG Class BR	85,704,906
3,674,746	UBS Group AG*	194,238,369
		328,398,728
	Thailand - 1.6%
15,257,046	Bangkok Bank PCL	87,340,767
22,681,602	Kasikornbank PCL	165,486,710
698,969	Kasikornbank PCL NVDR	5,099,731
		257,927,208
	Turkey - 0.2%
7,117,377	Coca-Cola Icecek AS	13,637,505
7,875,463	Ulker Biskuvi Sanayi AS	14,282,431
		27,919,936
	Ukraine - 0.0%
8,654,383	Ferrexpo PLC*(4)	3,333,557
	United Kingdom - 14.5%
15,323,226	Barratt Redrow PLC	60,897,792
819,532	Bodycote PLC	7,999,208
5,683,918	British American Tobacco PLC	344,791,761
9,965,189	British Land Co. PLC REIT	59,588,131
44,061,549	BT Group PLC	119,302,777
3,635,620	Burberry Group PLC*	58,600,416
10,614,329	CK Hutchison Holdings Ltd.	99,448,568
4,366,796	Crest Nicholson Holdings PLC(2)	3,631,262
1,202,306	DCC Energy PLC	102,804,094
1,433,561	Derwent London PLC REIT	40,651,022
6,571,574	Diageo PLC	144,366,563
9,885,230	easyJet PLC	84,158,143
5,659,919	Genuit Group PLC	20,816,797
11,666,395	GSK PLC	303,359,588
13,499,226	Hays PLC	10,261,185
2,859,043	Hikma Pharmaceuticals PLC	61,034,438
9,232,684	J Sainsbury PLC	44,522,851
21,720,025	Kingfisher PLC	90,614,626
7,287,490	Land Securities Group PLC REIT	69,412,862
3,742,794	Michael Page PLC	9,199,382
2,130,904	Reckitt Benckiser Group PLC	150,393,579
10,411,872	Standard Chartered PLC	307,854,149
2,092,436	SThree PLC	7,205,309
4,079,543	Tate & Lyle PLC	30,400,267
4,009,576	Travis Perkins PLC	30,040,869
6,827,026	UNITE Group PLC REIT	49,592,760
2,267,409	Vanquis Banking Group PLC*	2,398,312
11,355,124	WPP PLC	45,866,543
		2,359,213,254
	United States - 5.5%
31,215,609	BP PLC	234,528,079
1,155,793	Globant SA*(2)	42,302,024
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.0% - (continued)
	United States - 5.5% - (continued)
2,467,764	Sanofi SA		$212,503,236
8,770,593	Shell PLC		401,444,873
			890,778,212
	Total Common Stocks (cost $11,609,449,988)		$15,622,438,512
PREFERRED STOCKS - 1.4%
	Brazil - 0.1%
5,524,100	Banco do Estado do Rio Grande do Sul SA (Preference Shares)(5)		$15,321,868
	Germany - 1.3%
507,637	FUCHS SE (Preference Shares)(5)		23,529,374
1,053,643	Henkel AG & Co. KGaA (Preference Shares)(5)		91,855,219
1,078,771	Volkswagen AG (Preference Shares)(5)		93,229,561
			208,614,154
	Total Preferred Stocks (cost $232,730,440)		$223,936,022
	Total Long-Term Investments (cost $11,842,180,428)		$15,846,374,534
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.4%
$ 62,756,259
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at
3.64%, due on 08/03/2026 with a
maturity value of $62,775,295;
collateralized by U.S. Treasury Note at
4.13%, maturing 06/30/2028, with a
market value of $64,011,565
			$62,756,259
	Securities Lending Collateral - 0.6%
97,635,008	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(6)		97,635,008
	Total Short-Term Investments (cost $160,391,267)		$160,391,267
	Total Investments (cost $12,002,571,695)	98.4%	$16,006,765,801
	Other Assets and Liabilities	1.6%	254,223,588
	Net Assets	100.0%	$16,260,989,389
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.

103

The Hartford International Value Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$153,537,358, representing 0.9% of net assets.

(2)	Represents entire or partial securities on loan.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the aggregate value of these securities was $239,879,762, representing 1.5% of net assets.

(4)	Investment valued using significant unobservable inputs.
(5)	Currently no rate available.
(6)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	942	09/18/2026	$149,886,330	$1,716,381
Total futures contracts				$1,716,381
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$15,622,438,512	$1,657,757,103	$13,961,347,852	$3,333,557
Preferred Stocks	223,936,022	15,321,868	208,614,154	—
Short-Term Investments	160,391,267	97,635,008	62,756,259	—
Futures Contracts(2)	1,716,381	1,716,381	—	—
Total	$16,008,482,182	$1,772,430,360	$14,232,718,265	$3,333,557

(1)	For the period ended July 31, 2026, investments valued at $6,509,333 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2026 is not presented.

104

The Hartford MidCap Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Capital Goods - 22.0%
227,850	Acuity, Inc.	$74,823,661
73,730	Axon Enterprise, Inc.*	38,911,745
142,042	Carpenter Technology Corp.	73,813,546
43,946	Comfort Systems USA, Inc.	76,012,957
54,615	EMCOR Group, Inc.	43,551,639
2,342,212	Fastenal Co.	111,746,935
219,268	FTAI Aviation Ltd.	45,169,208
252,454	Graco, Inc.	20,039,799
223,941	HEICO Corp. Class A	57,615,540
254,503	Howmet Aerospace, Inc.	71,836,017
388,769	Ingersoll Rand, Inc.	32,415,559
624,276	Rocket Lab Corp.*	40,546,726
78,128	Vertiv Holdings Co. Class A	18,873,381
		705,356,713
	Commercial & Professional Services - 4.5%
212,389	Clean Harbors, Inc.*	66,452,271
2,014,624	Rollins, Inc.	76,495,273
		142,947,544
	Consumer Discretionary Distribution & Retail - 4.1%
428,592	Aritzia, Inc.*	42,704,805
664,379	O'Reilly Automotive, Inc.*	59,362,263
367,710	Wayfair, Inc. Class A*	31,218,579
		133,285,647
	Consumer Durables & Apparel - 1.7%
3,634	NVR, Inc.*	22,338,380
190,879	SharkNinja, Inc.*	30,878,496
		53,216,876
	Consumer Services - 8.7%
121,314	Airbnb, Inc. Class A*	18,381,497
793,151	Compass Group PLC ADR	25,253,928
238,686	DoorDash, Inc. Class A*	46,820,646
409,240	Hyatt Hotels Corp. Class A(1)	71,232,314
1,003,495	Life Time Group Holdings, Inc.*	45,257,624
66,599	Royal Caribbean Cruises Ltd.	21,198,462
243,406	Texas Roadhouse, Inc.	50,005,329
		278,149,800
	Consumer Staples Distribution & Retail - 2.1%
76,372	Casey's General Stores, Inc.	66,520,012
	Energy - 1.8%
215,757	Targa Resources Corp.	58,334,220
	Equity Real Estate Investment Trusts (REITs) - 1.0%
198,702	Lamar Advertising Co. Class A, REIT	31,784,372
	Financial Services - 5.2%
1,191,608	Interactive Brokers Group, Inc. Class A	104,849,588
169,606	Robinhood Markets, Inc. Class A*	14,681,096
3,735,677	Rocket Cos., Inc. Class A*	48,190,233
		167,720,917
	Health Care Equipment & Services - 2.3%
163,462	Guardant Health, Inc.*	26,479,209
38,812	IDEXX Laboratories, Inc.*	21,698,625
244,441	Lantheus Holdings, Inc.*	24,356,101
		72,533,935
	Insurance - 1.1%
19,428	Markel Group, Inc.*	36,570,101
	Media & Entertainment - 6.9%
384,446	EchoStar Corp. Class A*	32,328,064
387,915	Live Nation Entertainment, Inc.*	67,547,639
271,791	Reddit, Inc. Class A*	38,232,840
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Media & Entertainment - 6.9% - (continued)
725,988	ROBLOX Corp. Class A*	$25,845,173
234,682	Take-Two Interactive Software, Inc.*	57,008,951
		220,962,667
	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
320,908	Illumina, Inc.*	65,818,231
314,864	Natera, Inc.*	84,307,985
315,082	Tempus AI, Inc. Class A*(1)	13,822,647
162,484	Waters Corp.*	61,306,838
		225,255,701
	Semiconductors & Semiconductor Equipment - 9.5%
166,223	Astera Labs, Inc.*	51,733,584
162,314	Cerebras Systems, Inc. Class A*(1)	32,253,415
135,753	Credo Technology Group Holding Ltd.*	28,099,514
172,912	Lattice Semiconductor Corp.*	21,487,774
350,559	Microchip Technology, Inc.	26,043,028
272,398	MKS, Inc.	81,024,785
28,375	Monolithic Power Systems, Inc.	40,463,601
195,523	Semtech Corp.*	23,036,520
		304,142,221
	Software & Services - 9.9%
317,511	Bending Spoons SpA*(1)	11,176,387
369,074	Cloudflare, Inc. Class A*	102,964,265
16,097	Constellation Software, Inc.	34,482,384
248,302	Datadog, Inc. Class A*	66,537,487
62,405	HubSpot, Inc.*	14,812,451
199,826	Snowflake, Inc.*	58,604,969
361,907	Trimble, Inc.*	20,476,698
281,038	Unity Software, Inc.*	8,911,715
		317,966,356
	Technology Hardware & Equipment - 9.6%
155,918	Celestica, Inc.*	51,677,462
122,077	Coherent Corp.*	32,092,822
898,848	Flex Ltd.*	102,243,960
88,617	Lumentum Holdings, Inc.*	63,267,221
500,595	TTM Technologies, Inc.*	57,788,687
		307,070,152
	Telecommunication Services - 0.5%
283,163	AST SpaceMobile, Inc.*(1)	16,700,954
	Total Common Stocks (cost $2,616,449,535)	$3,138,518,188
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.3%
$ 8,368,611
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at 3.64%,
due on 08/03/2026 with a maturity value
of $8,371,149; collateralized by
U.S. Treasury Note at 4.13%, maturing
06/30/2028, with a market value of
$8,536,027
		$8,368,611

105

The Hartford MidCap Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.9% - (continued)
	Securities Lending Collateral - 0.6%
19,204,450	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(2)		$19,204,450
	Total Short-Term Investments (cost $27,573,061)		$27,573,061
	Total Investments (cost $2,644,022,596)	98.8%	$3,166,091,249
	Other Assets and Liabilities	1.2%	38,446,013
	Net Assets	100.0%	$3,204,537,262
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,138,518,188	$3,138,518,188	$—	$—
Short-Term Investments	27,573,061	19,204,450	8,368,611	—
Total	$3,166,091,249	$3,157,722,638	$8,368,611	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.

106

The Hartford MidCap Value Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Banks - 7.3%
609,846	Columbia Banking System, Inc.	$19,069,884
95,475	M&T Bank Corp.	23,514,538
234,391	Pinnacle Financial Partners, Inc.	24,664,965
205,127	Southstate Bank Corp.	21,556,797
		88,806,184
	Capital Goods - 17.6%
109,799	AAON, Inc.	9,778,699
220,374	Boise Cascade Co.	16,832,166
36,760	Builders FirstSource, Inc.*	2,442,334
98,571	Dover Corp.	20,169,598
84,471	IDEX Corp.	19,466,342
214,112	Ingersoll Rand, Inc.	17,852,659
114,112	JBT Marel Corp.	15,801,089
65,255	L3Harris Technologies, Inc.	18,079,550
172,359	Mercury Systems, Inc.*	16,736,059
29,563	Moog, Inc. Class A	11,525,136
79,331	Regal Rexnord Corp.	16,281,101
443,973	Trex Co., Inc.*	19,250,669
29,933	WESCO International, Inc.	10,281,686
65,125	Westinghouse Air Brake Technologies Corp.	18,942,257
		213,439,345
	Commercial & Professional Services - 4.4%
29,773	CACI International, Inc. Class A*	14,819,511
337,947	ManpowerGroup, Inc.	17,715,182
267,083	TransUnion	20,998,065
		53,532,758
	Consumer Discretionary Distribution & Retail - 3.4%
68,012	Boot Barn Holdings, Inc.*	10,133,108
74,170	Dick's Sporting Goods, Inc.	14,530,645
416,073	Valvoline, Inc.*	15,981,364
		40,645,117
	Consumer Durables & Apparel - 1.6%
296,343	Somnigroup International, Inc.(1)	19,360,088
	Consumer Services - 3.1%
74,625	Texas Roadhouse, Inc.	15,330,960
303,983	Wyndham Hotels & Resorts, Inc.	22,756,167
		38,087,127
	Consumer Staples Distribution & Retail - 3.0%
265,636	Kroger Co.	15,337,823
205,262	U.S. Foods Holding Corp.*	20,647,304
		35,985,127
	Energy - 5.5%
482,275	Antero Resources Corp.*	17,429,418
101,521	Diamondback Energy, Inc.	20,603,687
428,992	Halliburton Co.	13,834,992
190,684	Tidewater, Inc.*	14,312,741
		66,180,838
	Equity Real Estate Investment Trusts (REITs) - 7.8%
194,124	Camden Property Trust REIT	21,510,881
474,505	CareTrust, Inc. REIT	19,900,740
451,284	Essential Properties Realty Trust, Inc. REIT	14,120,676
805,957	Kimco Realty Corp. REIT	20,535,784
272,705	UDR, Inc. REIT	10,406,423
323,133	Weyerhaeuser Co. REIT	8,088,019
		94,562,523
	Financial Services - 6.1%
313,798	Ally Financial, Inc.	13,596,867
224,141	Nasdaq, Inc.	21,111,841
226,191	Stifel Financial Corp.	18,753,496
204,266	Voya Financial, Inc.	20,310,168
		73,772,372
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Food, Beverage & Tobacco - 2.0%
162,606	Archer-Daniels-Midland Co.	$12,889,778
352,204	Keurig Dr. Pepper, Inc.	10,960,588
		23,850,366
	Health Care Equipment & Services - 7.3%
287,566	Acadia Healthcare Co., Inc.*	8,517,705
73,704	Cardinal Health, Inc.	16,954,131
138,890	Cooper Cos., Inc.*	10,044,525
49,352	LivaNova PLC*	3,955,069
75,912	Molina Healthcare, Inc.*	14,849,906
60,041	Quest Diagnostics, Inc.	13,990,153
87,526	STERIS PLC	19,990,938
		88,302,427
	Insurance - 3.8%
256,088	American International Group, Inc.	20,123,395
35,975	Arthur J Gallagher & Co.	8,972,885
182,480	MetLife, Inc.	17,541,802
		46,638,082
	Materials - 3.5%
142,792	Freeport-McMoRan, Inc.	8,943,063
638,299	James Hardie Industries PLC*	16,780,880
149,092	PPG Industries, Inc.	16,477,648
		42,201,591
	Media & Entertainment - 0.9%
66,183	Live Nation Entertainment, Inc.*	11,524,446
	Pharmaceuticals, Biotechnology & Life Sciences - 3.7%
134,580	Agilent Technologies, Inc.	18,621,835
77,114	ICON PLC*	12,613,151
120,126	Revvity, Inc.	13,516,578
		44,751,564
	Semiconductors & Semiconductor Equipment - 1.4%
56,333	MKS, Inc.	16,756,251
	Software & Services - 3.8%
190,383	Dynatrace, Inc.*	8,437,774
102,693	PTC, Inc.*	14,089,480
32,981	Roper Technologies, Inc.	12,927,563
35,742	Tyler Technologies, Inc.*	11,065,723
		46,520,540
	Technology Hardware & Equipment - 2.7%
93,310	Belden, Inc.	11,575,106
111,309	Flex Ltd.*	12,661,399
75,937	TTM Technologies, Inc.*	8,766,167
		33,002,672
	Transportation - 4.1%
384,957	Hub Group, Inc. Class A	17,912,049
180,407	United Airlines Holdings, Inc.*	21,888,782
47,828	XPO, Inc.*	9,611,993
		49,412,824
	Utilities - 6.8%
111,017	Atmos Energy Corp.	19,181,517
253,314	NiSource, Inc.	11,254,741
554,864	PPL Corp.	19,536,762
156,860	Sempra	13,889,953
173,070	WEC Energy Group, Inc.	18,937,319
		82,800,292
	Total Common Stocks (cost $1,006,367,739)	$1,210,132,534

107

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.8%
	Repurchase Agreements - 0.1%
$ 1,417,105
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at 3.64%,
due on 08/03/2026 with a maturity value
of $1,417,535; collateralized by
U.S. Treasury Note at 4.13%, maturing
06/30/2028, with a market value of
$1,445,520
			$1,417,105
	Securities Lending Collateral - 1.7%
19,806,844	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(2)		19,806,844
	Total Short-Term Investments (cost $21,223,949)		$21,223,949
	Total Investments (cost $1,027,591,688)	101.6%	$1,231,356,483
	Other Assets and Liabilities	(1.6)%	(19,252,863)
	Net Assets	100.0%	$1,212,103,620
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$1,210,132,534	$1,210,132,534	$—	$—
Short-Term Investments	21,223,949	19,806,844	1,417,105	—
Total	$1,231,356,483	$1,229,939,378	$1,417,105	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.

108

Hartford Moderate Allocation Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 43.2%
896,458	Hartford Core Equity Fund, Class F		$52,388,988
872,166	Hartford Large Cap Growth ETF*		24,507,864
537,156	Hartford Small Cap Value Fund, Class F		8,003,628
181,139	Hartford US Quality Growth ETF		11,892,464
207,886	Hartford US Value ETF		13,211,758
1,068,842	The Hartford Equity Income Fund, Class F		23,535,895
272,645	The Hartford Small Company Fund, Class F*		7,814,018
	Total Domestic Equity Funds (cost $91,656,783)		$141,354,615
	International/Global Equity Funds - 20.8%
396,559	Hartford Multifactor Developed Markets (ex-US) ETF		16,508,751
361,524	Hartford Schroders Emerging Markets Equity Fund, Class F		10,111,838
742,653	Hartford Schroders International Contrarian Value Fund, Class F		14,125,258
583,877	The Hartford International Growth Fund, Class F		13,230,644
588,354	The Hartford International Opportunities Fund, Class F		13,961,637
	Total International/Global Equity Funds (cost $44,647,692)		$67,938,128
	Taxable Fixed Income Funds - 35.7%
1,247,957	Hartford Core Bond ETF		42,930,594
2,407,343	Hartford Schroders Core Fixed Income Fund, Class F		20,221,681
660,760	Hartford Strategic Income ETF		22,928,372
3,095,980	The Hartford World Bond Fund, Class F		30,835,966
	Total Taxable Fixed Income Funds (cost $123,200,246)		$116,916,613
	Total Affiliated Investment Companies (cost $259,504,721)		$326,209,356
	Total Investments (cost $259,504,721)	99.7%	$326,209,356
	Other Assets and Liabilities	0.3%	846,084
	Net Assets	100.0%	$327,055,440
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
A summary of affiliate fund transactions for the period ended July 31, 2026 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2026	Shares as of July 31, 2026	Dividend Income	Capital Gains Distribution
Hartford Core Bond ETF	$37,406,987	$8,598,335	$1,623,064	$(311,539)	$(1,140,125)	$42,930,594	1,247,957	$1,220,169	$—
Hartford Core Equity Fund, Class F	50,996,070	9,021,880	6,489,945	111,605	(1,250,622)	52,388,988	896,458	318,328	5,055,801
Hartford Large Cap Growth ETF	25,378,811	1,524,448	2,206,983	799,319	(987,731)	24,507,864	872,166	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	16,323,784	—	2,420,231	693,461	1,911,737	16,508,751	396,559	491,785	—
Hartford Schroders Core Fixed Income Fund, Class F	21,536,445	2,255,203	2,743,521	(72,387)	(754,059)	20,221,681	2,407,343	716,575	—
Hartford Schroders Emerging Markets Equity Fund, Class F	8,343,236	2,921,812	3,340,535	709,903	1,477,422	10,111,838	361,524	140,142	—
Hartford Schroders International Contrarian Value Fund, Class F	12,080,744	3,424,778	3,357,436	599,718	1,377,454	14,125,258	742,653	436,286	321,904
Hartford Small Cap Value Fund, Class F	5,216,878	2,670,236	1,490,134	207,832	1,398,816	8,003,628	537,156	79,387	295,109
Hartford Strategic Income ETF	23,595,740	—	—	—	(667,368)	22,928,372	660,760	983,588	—
Hartford US Quality Growth ETF	12,967,429	—	1,950,121	193,982	681,174	11,892,464	181,139	51,129	—
Hartford US Value ETF	12,695,631	—	1,717,445	139,580	2,093,992	13,211,758	207,886	209,391	—
The Hartford Equity Income Fund, Class F	24,315,384	3,270,824	4,675,171	(130,173)	755,031	23,535,895	1,068,842	372,441	2,565,386
The Hartford International Growth Fund, Class F	11,695,356	2,373,186	1,281,222	295,828	147,496	13,230,644	583,877	126,958	38,725
The Hartford International Opportunities Fund, Class F	18,952,933	1,530,531	7,328,738	1,968,962	(1,162,051)	13,961,637	588,354	341,206	1,189,324

109

Hartford Moderate Allocation Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2026	Shares as of July 31, 2026	Dividend Income	Capital Gains Distribution
The Hartford Small Company Fund, Class F	$5,577,580	$2,653,517	$1,654,617	$267,525	$970,013	$7,814,018	272,645	$—	$—
The Hartford World Bond Fund, Class F	37,531,479	5,235,615	10,908,097	(236,505)	(786,526)	30,835,966	3,095,980	1,588,670	—
Total	$324,614,487	$45,480,365	$53,187,260	$5,237,111	$4,064,653	$326,209,356	14,121,299	$7,076,055	$9,466,249
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$326,209,356	$326,209,356	$—	$—
Total	$326,209,356	$326,209,356	$—	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.

110

Hartford Moderately Aggressive Allocation Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 59.3%
2,150,149	Hartford Core Equity Fund, Class F		$125,654,716
2,234,362	Hartford Large Cap Growth ETF*		62,785,572
1,362,627	Hartford Small Cap Value Fund, Class F		20,303,152
462,510	Hartford US Quality Growth ETF		30,365,539
486,176	Hartford US Value ETF		30,897,895
2,662,815	The Hartford Equity Income Fund, Class F		58,635,179
690,353	The Hartford Small Company Fund, Class F*		19,785,513
	Total Domestic Equity Funds (cost $229,221,161)		$348,427,566
	International/Global Equity Funds - 25.8%
869,455	Hartford Multifactor Developed Markets (ex-US) ETF		36,195,412
848,789	Hartford Schroders Emerging Markets Equity Fund, Class F		23,740,628
1,626,874	Hartford Schroders International Contrarian Value Fund, Class F		30,943,137
1,289,359	The Hartford International Growth Fund, Class F		29,216,869
1,336,255	The Hartford International Opportunities Fund, Class F		31,709,340
	Total International/Global Equity Funds (cost $100,995,848)		$151,805,386
	Taxable Fixed Income Funds - 14.7%
920,185	Hartford Core Bond ETF		31,655,008
1,722,345	Hartford Schroders Core Fixed Income Fund, Class F		14,467,696
442,520	Hartford Strategic Income ETF		15,355,444
2,491,155	The Hartford World Bond Fund, Class F		24,811,908
	Total Taxable Fixed Income Funds (cost $89,195,737)		$86,290,056
	Total Affiliated Investment Companies (cost $419,412,746)		$586,523,008
	Total Investments (cost $419,412,746)	99.8%	$586,523,008
	Other Assets and Liabilities	0.2%	1,317,923
	Net Assets	100.0%	$587,840,931
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
A summary of affiliate fund transactions for the period ended July 31, 2026 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2026	Shares as of July 31, 2026	Dividend Income	Capital Gains Distribution
Hartford Core Bond ETF	$28,318,603	$4,405,389	$—	$—	$(1,068,984)	$31,655,008	920,185	$922,170	$—
Hartford Core Equity Fund, Class F	122,633,861	18,489,982	12,535,742	310,660	(3,244,045)	125,654,716	2,150,149	775,129	12,259,703
Hartford Large Cap Growth ETF	63,461,762	4,245,707	4,458,303	1,614,696	(2,078,290)	62,785,572	2,234,362	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	36,088,042	—	5,631,680	1,403,176	4,335,874	36,195,412	869,455	1,082,554	—
Hartford Schroders Core Fixed Income Fund, Class F	15,549,446	1,924,598	2,408,790	(67,121)	(530,437)	14,467,696	1,722,345	521,399	—
Hartford Schroders Emerging Markets Equity Fund, Class F	18,795,698	6,572,534	6,656,277	1,458,742	3,569,931	23,740,628	848,789	320,055	—
Hartford Schroders International Contrarian Value Fund, Class F	28,713,070	6,220,977	8,345,331	1,701,718	2,652,703	30,943,137	1,626,874	983,954	719,306
Hartford Small Cap Value Fund, Class F	13,493,635	5,819,339	2,988,060	430,697	3,547,541	20,303,152	1,362,627	205,338	763,310
Hartford Strategic Income ETF	15,802,389	—	—	—	(446,945)	15,355,444	442,520	658,722	—
Hartford US Quality Growth ETF	30,272,292	—	2,286,735	296,472	2,083,510	30,365,539	462,510	121,528	—
Hartford US Value ETF	29,117,867	—	3,416,800	277,690	4,919,138	30,897,895	486,176	482,792	—
The Hartford Equity Income Fund, Class F	58,641,627	7,123,964	8,650,749	(338,160)	1,858,497	58,635,179	2,662,815	909,967	6,213,997
The Hartford International Growth Fund, Class F	24,679,158	5,370,556	1,754,070	421,443	499,782	29,216,869	1,289,359	270,529	81,530
The Hartford International Opportunities Fund, Class F	44,848,714	3,706,010	18,437,818	4,738,697	(3,146,263)	31,709,340	1,336,255	833,170	2,872,839

111

Hartford Moderately Aggressive Allocation Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2026	Shares as of July 31, 2026	Dividend Income	Capital Gains Distribution
The Hartford Small Company Fund, Class F	$14,399,100	$5,858,725	$3,540,695	$606,601	$2,461,782	$19,785,513	690,353	$—	$—
The Hartford World Bond Fund, Class F	31,195,662	4,644,413	10,168,371	(103,627)	(756,169)	24,811,908	2,491,155	1,329,925	—
Total	$576,010,926	$74,382,194	$91,279,421	$12,751,684	$14,657,625	$586,523,008	21,595,929	$9,417,232	$22,910,685
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$586,523,008	$586,523,008	$—	$—
Total	$586,523,008	$586,523,008	$—	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.

112

Hartford Multi-Asset Income Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.3%
	Asset-Backed - Automobile - 3.5%
	Ally Bank Auto Credit-Linked Notes
$ 392,829	Series 2026-A, 6.37%, 03/15/2034(1)	$392,118
109,456	Series 2024-B, 6.68%, 09/15/2032(1)	110,027
1,055,000	American Credit Acceptance Receivables Trust Series 2026-3, 4.60%, 06/10/2030(1)	1,055,954
742,599	Avid Automobile Receivables Trust Series 2025-1, 7.80%, 07/15/2032(1)	740,617
1,628,000	Avid Phoenix Automobile Receivables Trust Series 2026-1, 7.50%, 12/15/2033(1)	1,628,044
	Avis Budget Rental Car Funding AESOP LLC
260,000	Series 2026-1A, 6.53%, 08/20/2030(1)	256,679
740,000	Series 2024-1A, 7.20%, 06/20/2030(1)	740,328
210,000	Series 2023-3A, 7.32%, 02/20/2028(1)	211,054
	Bridgecrest Lending Auto Securitization Trust
470,000	Series 2026-3, 4.64%, 04/15/2030	470,155
277,314	Series 2024-4, 4.72%, 09/15/2028	277,456
83,813	CFMT LLC Series 2021-AL1, 1.39%, 09/22/2031(1)	83,487
524,656	Chase Auto Credit Linked Notes Series 2025-1, 6.02%, 02/25/2033(1)	522,749
460,000	Chesapeake IV Funding DAC Series 2026-1A, 4.47%, 02/15/2030(1)	459,177
91,788	Enterprise Fleet Financing LLC Series 2023-3, 6.40%, 03/20/2030(1)	92,428
590,000	Exeter Automobile Receivables Trust Series 2026-3A, 4.47%, 07/15/2030	589,449
1,065,000	Ford Credit Auto Lease Trust Series 2026-B, 4.68%, 12/15/2029	1,065,795
1,300,000	GLS Auto Receivables Issuer Trust Series 2024-3A, 7.25%, 06/16/2031(1)	1,325,802
	Huntington Bank Auto Credit-Linked Notes
352,517	Series 2025-2, 6.87%, 09/20/2033, 30 day USD SOFR Average + 3.25%(1)(2)	343,048
276,099	Series 2025-1, 7.12%, 03/21/2033, 30 day USD SOFR Average + 3.50%(1)(2)	272,531
726,589	Series 2026-1, 8.12%, 02/20/2034, 30 day USD SOFR Average + 4.50%(1)(2)	726,581
770,000	Hyundai Auto Lease Securitization Trust Series 2026-C, 4.68%, 07/16/2029(1)	769,953
815,000	Prestige Auto Receivables Trust Series 2024-2A, 6.75%, 11/17/2031(1)	725,262
	Santander Bank Auto Credit-Linked Notes
250,000	Series 2025-A, 6.27%, 01/16/2034(1)	249,335
248,493	Series 2024-B, 6.80%, 01/18/2033(1)	251,120
390,000	Series 2026-A, 6.81%, 07/17/2034(1)	388,693
580,893	Series 2024-B, 8.88%, 01/18/2033(1)	594,746
166,664	Securitized Term Auto Receivables Trust Series 2025-A, 6.75%, 07/25/2031(1)	169,192
85,000	SFS Auto Receivables Securitization Trust Series 2024-1A, 5.38%, 01/21/2031(1)	85,861
	Westlake Automobile Receivables Trust
770,000	Series 2026-P1, 4.01%, 03/17/2031(1)	758,735
385,000	Series 2026-P2, 4.59%, 07/15/2030(1)	384,716
	Wheels Fleet Lease Funding 1 LLC
2,131,034	Series 2024-3A, 4.80%, 09/19/2039(1)	2,139,113
63,796	Series 2023-2A, 6.46%, 08/18/2038(1)	64,203
2,050,000	World Omni Auto Receivables Trust Series 2026-A, 4.00%, 03/15/2032	2,011,446
		19,955,854
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.3% - (continued)
	Asset-Backed - Finance & Insurance - 1.0%
$ 615,000	ARES LXIX CLO Ltd. Series 2024-69A, 7.25%, 04/15/2036, 3 mo. USD Term SOFR + 3.50%(1)(2)	$601,519
345,000	CBAMR Ltd. Series 2020-13A, 10.50%, 04/20/2039, 3 mo. USD Term SOFR + 6.77%(1)(2)	345,527
170,000	Channel EF LLC Series 2026-1A, 6.20%, 01/17/2034(1)	158,687
900,000	Elmwood CLO VIII Ltd. Series 2021-1A, 6.98%, 04/20/2037, 3 mo. USD Term SOFR + 3.25%(1)(2)	902,552
1,050,000	Ezee Fiber Funding LLC Series 2026-1A, 8.46%, 08/20/2056(1)	1,062,161
540,000	Golub Capital Partners CLO 72 B R Ltd. Series 2024-72A, 6.90%, 04/25/2039, 3 mo. USD Term SOFR + 3.25%(1)(2)	540,485
1,100,000	Kubota Credit Owner Trust Series 2026-1A, 3.87%, 05/15/2030(1)	1,081,275
665,000	Sixth Street CLO XI Ltd. Series 2018-11A, 6.96%, 04/25/2037, 3 mo. USD Term SOFR + 3.15%(1)(2)	660,725
65,000	VB-S1 Issuer LLC Series 2026-1A, 6.84%, 03/15/2056(1)	64,964
		5,417,895
	Asset-Backed - Home Equity - 0.1%
	Point Securitization Trust
125,000	Series 2026-1, 6.50%, 02/25/2056(1)(3)	123,079
285,000	Series 2025-2, 7.00%, 10/25/2055(1)(3)	282,032
335,000	Series 2025-1, 7.50%, 06/25/2055(1)	336,254
		741,365
	Commercial Mortgage-Backed Securities - 2.5%
200,000	BPR Trust Series 2024-PMDW, 5.85%, 11/05/2041(1)(2)	190,724
705,000	BX Trust Series 2025-DELC, 7.63%, 12/15/2042, 1 mo. USD Term SOFR + 3.95%(1)(2)	704,204
	Commercial Mortgage Trust
115,000	Series 2015-LC19, 4.42%, 02/10/2048(1)(2)	105,798
892,000	Series 2024-CBM, 7.93%, 12/10/2041(1)(2)	889,627
	CSAIL Commercial Mortgage Trust
495,000	Series 2016-C5, 3.40%, 11/15/2048(1)(2)	475,195
239,896	Series 2015-C3, 4.20%, 08/15/2048(2)	231,790
520,000	DC Trust Series 2024-HLTN, 8.48%, 04/13/2040(1)(2)	511,541
96,313	Extended Stay America Trust Series 2025-ESH, 7.78%, 10/15/2042, 1 mo. USD Term SOFR + 4.10%(1)(2)	97,397
252,771	GS Mortgage Securities Trust Series 2015-GC28, 4.42%, 02/10/2048(1)(2)	245,618
1,260,000	HTL Commercial Mortgage Trust Series 2024-T53, 8.20%, 05/10/2039(1)(2)	1,271,743
1,525,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C23, 4.02%, 09/15/2047(1)(2)	1,410,610
	Morgan Stanley Bank of America Merrill Lynch Trust
795,000	Series 2013-C9, 3.79%, 05/15/2046(1)(2)	731,605
180,000	Series 2017-C34, 4.17%, 11/15/2052(2)	163,037
1,300,000	Morgan Stanley Capital I Trust Series 2014-150E, 3.91%, 09/09/2032(1)	1,229,988

113

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.3% - (continued)
	Commercial Mortgage-Backed Securities - 2.5% - (continued)
$ 865,000	NYC Commercial Mortgage Trust Series 2025-3BP, 7.22%, 02/15/2042, 1 mo. USD Term SOFR + 3.54%(1)(2)	$869,596
150,000	WHARF Commercial Mortgage Trust Series 2025-DC, 7.72%, 07/15/2040(1)(2)	150,190
820,000	Willowbrook Mall Series 2025-WBRK, 6.08%, 03/05/2035(1)(2)	765,764
1,500,000	Worldwide Plaza Trust Series 2017-WWP, 3.53%, 11/10/2036(1)	1,237,499
	X-Caliber Funding LLC
1,475,000	Series 2025-VFN1, 6.62%, 06/17/2030, 1 mo. USD Term SOFR + 2.97%(1)(2)	1,472,482
725,000	Series 2026-HPL, 6.80%, 02/15/2046, 1 mo. USD Term SOFR + 3.15%(1)(2)	719,997
315,000	Series 2024-MSD, 8.25%, 01/15/2028, 1 mo. USD Term SOFR + 4.25%(1)(2)	315,911
		13,790,316
	Other Asset-Backed Securities - 2.4%
210,000	AMSR Trust Series 2025-SFR1, 3.66%, 06/17/2042(1)	185,675
400,000	Amur Equipment Finance Receivables XV LLC Series 2025-1A, 8.35%, 01/20/2034(1)	408,640
840,000	Apidos CLO Ltd. Series 2024-50A, 3.62%, 01/20/2038(1)(2)	489,615
1,000,000	Apidos CLO XXXIV Ltd. Series 2020-34A, 8.53%, 01/20/2039, 3 mo. USD Term SOFR + 4.80%(1)(2)	1,000,111
470,000	Ballyrock CLO 29 Ltd. Series 2025-29A, 3.62%, 07/25/2038(1)(2)	289,570
1,500,000	Barings CLO Ltd. Series 2019-4A, 10.15%, 07/15/2037, 3 mo. USD Term SOFR + 6.40%(1)(2)	1,452,463
24,332	Castlelake Aircraft Structured Trust Series 2019-1A, 3.97%, 04/15/2039(1)	24,088
94,245	CF Hippolyta Issuer LLC Series 2021-1A, 1.98%, 03/15/2061(1)	55,455
172,974	DLLAD LLC Series 2023-1A, 4.79%, 01/20/2028(1)	173,273
250,000	Galaxy XXII CLO Ltd. Series 2016-22A, 9.04%, 04/16/2034, 3 mo. USD Term SOFR + 5.25%(1)(2)	245,296
596,254	GreenSky Home Improvement Issuer Trust Series 2025-1A, 8.65%, 03/25/2060(1)	612,595
840,000	Hamlin Park CLO Ltd. Series 2024-1A, 3.62%, 10/20/2037(1)(2)	438,745
150,000	Home Re Ltd. Series 2026-1, 6.22%, 01/25/2036, 30 day USD SOFR Average + 2.60%(1)(2)	150,903
376,581	Horizon Aircraft Finance I Ltd. Series 2018-1, 4.46%, 12/15/2038(1)	374,976
74,185	Horizon Aircraft Finance III Ltd. Series 2019-2, 3.43%, 11/15/2039(1)	73,584
295,000	Hotwire Funding LLC Series 2021-1, 2.31%, 11/20/2051(1)	292,972
104,263	Kubota Credit Owner Trust Series 2023-2A, 5.28%, 01/18/2028(1)	104,610
835,000	Lewey Park CLO Ltd. Series 2024-1A, 3.62%, 10/21/2037(1)(2)	451,896
300,000	Magnetite XLV Ltd. Series 2025-45A, 3.62%, 04/15/2038(1)(2)	192,000
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.3% - (continued)
	Other Asset-Backed Securities - 2.4% - (continued)
$ 1,133,070	MMAF Equipment Finance LLC Series 2023-A, 5.54%, 12/13/2029(1)	$1,142,823
1,295,000	PEAC Solutions Receivables LLC Series 2025-1A, 5.04%, 07/20/2032(1)	1,302,239
800,000	RR 38 Ltd. Series 2025-38A, 3.62%, 04/15/2040(1)(2)	507,469
58,684	Start II Ltd. Series 2019-1, 4.09%, 03/15/2044(1)	58,824
3,591,000	Verizon Master Trust Series 2024-6, 4.17%, 08/20/2030	3,583,716
		13,611,538
	Whole Loan Collateral CMO - 3.8%
	Angel Oak Mortgage Trust
275,000	Series 2021-3, 2.48%, 05/25/2066(1)(2)	207,857
1,173	Series 2019-6, 2.62%, 11/25/2059(1)(2)	1,168
	Deephaven Residential Mortgage Trust
1,550,000	Series 2021-3, 3.27%, 08/25/2066(1)(2)	1,165,974
803,000	Series 2026-INV2, 6.71%, 02/25/2071(1)(2)	781,422
	Ellington Financial Mortgage Trust
680,000	Series 2026-RM1, 4.75%, 01/25/2056(1)(2)	577,769
1,250,000	Series 2026-NQM6, 6.79%, 06/25/2071(1)(2)	1,212,213
	Federal National Mortgage Association Connecticut Avenue Securities Trust
860,000	Series 2021-R03, 9.12%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(2)	874,019
1,145,000	Series 2022-R01, 9.62%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	1,165,612
860,000	Series 2021-R02, 9.82%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(2)	872,668
1,325,000	Series 2022-R05, 10.62%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	1,378,443
445,000	Series 2022-R02, 11.27%, 01/25/2042, 30 day USD SOFR Average + 7.65%(1)(2)	458,034
1,266,000	Series 2022-R04, 13.12%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	1,330,186
	Flagstar Mortgage Trust
111,417	Series 2021-9INV, 2.00%, 09/25/2041(1)(2)	97,082
52,953	Series 2018-3INV, 4.00%, 05/25/2048(1)(2)	47,963
238,000	GCAT Trust Series 2026-NQM2, 6.61%, 02/25/2071(1)(2)	231,439
1,093,000	GS Mortgage-Backed Securities Trust Series 2026-DSC2, 6.89%, 09/25/2066(1)(2)	1,052,939
180,000	Imperial Fund Mortgage Trust Series 2021-NQM4, 4.10%, 01/25/2057(1)(2)	138,296
43,453	MetLife Securitization Trust Series 2017-1A, 3.00%, 04/25/2055(1)(2)	41,357
	Pretium Mortgage Credit Partners LLC
1,476,000	Series 2026-RPL1, 4.15%, 01/25/2070(1)(3)	1,331,648
270,000	Series 2026-NPL3, 6.22%, 02/25/2056(1)(3)	266,386

114

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.3% - (continued)
	Whole Loan Collateral CMO - 3.8% - (continued)
$ 568,000	Series 2026-NPL2, 6.41%, 02/25/2056(1)(3)	$563,270
195,000	Series 2026-NPL1, 6.54%, 01/25/2056(1)(3)	192,787
125,000	Series 2026-NPL6, 6.66%, 06/25/2056(1)(3)	124,531
545,000	Series 2025-NPL14, 6.78%, 12/25/2055(1)(3)	545,153
246,000	Series 2025-NPL13, 6.78%, 12/25/2055(1)(3)	242,935
255,000	Series 2025-NPL11, 7.02%, 10/25/2055(1)(3)	251,971
215,000	Series 2026-NPL5, 7.05%, 04/25/2056(1)(3)	214,246
395,000	Series 2025-NPL7, 8.35%, 07/25/2055(1)(3)	392,754
410,000	Series 2025-NPL5, 8.72%, 05/25/2055(1)(3)	412,301
280,000	Series 2025-NPL6, 8.72%, 06/25/2055(1)(3)	280,423
	PRPM LLC
290,000	Series 2025-RPL4, 3.00%, 05/25/2055(1)(3)	261,174
462,000	Series 2026-2, 6.47%, 02/25/2031(1)(3)	458,448
1,242,000	Series 2026-4, 6.82%, 06/25/2031(1)(3)	1,240,044
657,000	Series 2025-8, 7.20%, 10/25/2030(1)(3)	652,607
164,000	Series 2025-7, 7.45%, 08/25/2030(1)(3)	163,487
100,000	Series 2025-5, 8.57%, 07/25/2030(1)(3)	99,356
425,000	Series 2024-6, 8.60%, 11/25/2029(1)(3)	425,293
695,000	Series 2024-7, 8.84%, 11/25/2029(1)(3)	688,204
200,000	RCO IX Mortgage LLC Series 2026-2, 6.78%, 05/25/2031(1)(3)	199,488
28,591	Towd Point Mortgage Trust Series 2017-4, 2.75%, 06/25/2057(1)(2)	28,160
1,430,000	Verus Securitization Trust Series 2021-5, 3.04%, 09/25/2066(1)(2)	1,018,443
		21,687,550
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $76,719,595)	$75,204,518
CONVERTIBLE BONDS - 2.2%
	Auto Manufacturers - 0.1%
	Rivian Automotive, Inc.
210,000	3.63%, 10/15/2030	$216,308
59,000	4.63%, 03/15/2029	65,755
		282,063
	Biotechnology - 0.2%
	Bridgebio Pharma, Inc.
53,000	0.75%, 02/01/2033(1)	54,622
100,000	1.75%, 03/01/2031	177,650
	Cytokinetics, Inc.
40,000	1.75%, 10/01/2031(1)	55,675
95,000	3.50%, 07/01/2027	147,665
185,000	Immunocore Holdings PLC 2.50%, 02/01/2030	170,163
177,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	208,860
		814,635
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 2.2% - (continued)
	Commercial Banks - 0.1%
EUR 400,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.70%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	$322,532
	Diversified Financial Services - 0.0%
	Coinbase Global, Inc.
$ 133,000	0.00%, 10/01/2032(1)(4)	102,044
118,000	0.25%, 04/01/2030	104,750
		206,794
	Electric - 0.2%
65,000	Ormat Technologies, Inc. 1.50%, 03/15/2031(1)	66,722
210,000	PG&E Corp. 4.25%, 12/01/2027	215,355
169,000	PPL Capital Funding, Inc. 3.00%, 12/01/2030(1)	169,195
307,000	Southern Co. 3.25%, 06/15/2028	309,456
	WEC Energy Group, Inc.
155,000	3.38%, 06/01/2028	157,480
193,000	4.38%, 06/01/2029	228,126
		1,146,334
	Engineering & Construction - 0.4%
EUR 2,000,000	Cellnex Telecom SA 0.75%, 11/20/2031(5)	2,127,491
$ 182,000	Fluor Corp. 1.13%, 08/15/2029	235,508
		2,362,999
	Entertainment - 0.0%
140,000	Live Nation Entertainment, Inc. 2.88%, 10/15/2031(1)	151,021
	Healthcare - Products - 0.2%
	Guardant Health, Inc.
45,000	0.00%, 05/15/2033(1)(4)(6)	69,637
43,000	1.25%, 02/15/2031	115,769
270,000	Integer Holdings Corp. 1.88%, 03/15/2030	284,094
170,000	Lantheus Holdings, Inc. 2.63%, 12/15/2027	222,615
192,000	Merit Medical Systems, Inc. 3.00%, 02/01/2029	224,352
200,000	Qiagen NV 2.50%, 09/10/2031(5)	203,101
	Tempus AI, Inc.
45,000	0.00%, 05/15/2032(1)(4)	43,583
31,000	0.75%, 07/15/2030	29,125
		1,192,276
	Home Builders - 0.1%
337,000	Meritage Homes Corp. 1.75%, 05/15/2028	333,125
	Internet - 0.1%
	Alibaba Group Holding Ltd.
135,000	0.00%, 09/15/2032(4)(5)	130,410
181,000	0.50%, 06/01/2031	249,689
215,000	Grab Holdings Ltd. 0.00%, 06/15/2030(4)(5)	205,003
172,000	Uber Technologies, Inc. 0.88%, 12/01/2028	202,702
		787,804
	Investment Company Security - 0.1%
92,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	133,630
	IREN Ltd.
30,000	0.00%, 07/01/2031(1)(4)	22,830
120,000	1.00%, 06/01/2033(1)	112,200
16,000	1.00%, 12/01/2033(1)	12,040
110,000	Terawulf, Inc. 0.00%, 05/01/2032(1)(4)	131,123
		411,823

115

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 2.2% - (continued)
	Iron/Steel - 0.0%
JPY 30,000,000	Nippon Steel Corp. 0.00%, 02/14/2031(4)(5)	$201,471
	IT Services - 0.1%
$ 17,000	Lumentum Holdings, Inc. 0.38%, 03/15/2032(1)	66,072
290,000	Parsons Corp. 2.63%, 03/01/2029	279,357
		345,429
	Leisure Time - 0.1%
	NCL Corp. Ltd.
102,000	0.75%, 09/15/2030(1)	93,402
230,000	0.88%, 04/15/2030	238,337
		331,739
	Lodging - 0.1%
770,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	763,840
	Machinery - Construction & Mining - 0.0%
23,000	Bloom Energy Corp. 0.00%, 11/15/2030(1)(4)	31,970
	Media - 0.0%
11,000	EchoStar Corp. 3.88%, 11/30/2030(7)	28,961
	Miscellaneous Manufacturing - 0.0%
160,000	JBT Marel Corp. 0.38%, 09/15/2030(1)	160,640
	Oil & Gas Services - 0.0%
110,000	Liberty Energy, Inc. 0.00%, 03/01/2032(1)(4)	90,255
45,000	ProPetro Holding Corp. 0.00%, 11/15/2031(1)(4)	37,422
43,000	Solaris Energy Infrastructure, Inc. 0.25%, 10/01/2031	50,901
		178,578
	Pipelines - 0.0%
75,000	Golar LNG Ltd. 2.75%, 12/15/2030	84,406
	Real Estate Investment Trusts - 0.1%
247,000	Boston Properties LP 2.00%, 10/01/2030(1)	241,442
220,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	242,110
90,000	Welltower OP LLC 2.75%, 05/15/2028(1)	219,960
		703,512
	Semiconductors - 0.1%
	Microchip Technology, Inc.
140,000	0.00%, 02/15/2030(1)(4)	149,170
55,000	0.75%, 06/01/2030	56,873
	ON Semiconductor Corp.
24,000	0.00%, 05/01/2031(1)(4)	22,320
235,000	0.50%, 03/01/2029	265,433
45,000	Onto Innovation, Inc. 0.00%, 06/01/2031(1)(4)	48,754
15,000	Semtech Corp. 0.00%, 10/15/2030(1)(4)	22,125
		564,675
	Software - 0.2%
134,000	Akamai Technologies, Inc. 0.00%, 05/15/2032(1)(4)	121,739
	CoreWeave, Inc.
25,000	1.75%, 12/01/2031(1)	23,485
129,000	1.75%, 10/01/2032(1)	112,940
225,000	Datadog, Inc. 0.00%, 12/01/2029(4)	327,150
210,000	Nutanix, Inc. 0.50%, 12/15/2029	218,085
67,000	Snowflake, Inc. 0.00%, 10/01/2029(4)	132,720
73,000	Unity Software, Inc. 0.00%, 03/15/2030(4)	86,414
		1,022,533
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 2.2% - (continued)
	Telecommunications - 0.0%
$ 88,000	AST SpaceMobile, Inc. 2.00%, 01/15/2036(1)	$75,812
	Transportation - 0.0%
122,000	Knight-Swift Transportation Holdings, Inc. 1.00%, 11/15/2031(1)	132,919
	Total Convertible Bonds (cost $11,995,877)	$12,637,891
CORPORATE BONDS - 14.8%
	Agriculture - 0.1%
	MHP Lux SA
311,000	6.25%, 09/19/2029(5)	$290,507
220,000	10.50%, 07/28/2029(1)	228,796
		519,303
	Airlines - 0.0%
60,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.38%, 02/01/2030(1)(6)	56,616
	Apparel - 0.1%
210,809	Beach Acquisition Bidco LLC 10.00%, 07/15/2033(1)(7)	226,305
220,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	229,449
		455,754
	Auto Manufacturers - 0.0%
143,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(2)(8)	140,749
	Auto Parts & Equipment - 0.2%
95,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 09/15/2032(1)	95,714
1,175,000	Goodyear Tire & Rubber Co. 8.88%, 07/15/2032	1,205,975
		1,301,689
	Biotechnology - 0.1%
310,000	Biocon Biologics Global PLC 6.67%, 10/09/2029(5)	310,499
200,000	Genmab AS/Genmab Finance LLC 6.25%, 12/15/2032(1)	201,831
		512,330
	Chemicals - 0.8%
EUR 1,716,000	Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2 6.50%, 06/15/2033(1)	1,990,447
$ 489,000	Dangote Fertiliser Ltd. 7.75%, 05/05/2031(5)	490,069
	OCP SA
275,000	6.74%, 04/22/2031, (6.74% fixed rate until 04/22/2031; 5 yr. USD CMT + 2.75% thereafter)(1)(2)(8)	270,013
444,000	7.37%, 04/22/2036, (7.37% fixed rate until 04/22/2036; 5 yr. USD CMT + 3.22% thereafter)(1)(2)(8)	435,673
	Tronox, Inc.
1,910,000	4.63%, 03/15/2029(1)(6)	1,173,520
175,000	9.13%, 09/30/2030(1)(6)	174,675
		4,534,397

116

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.8% - (continued)
	Commercial Banks - 1.6%
EUR 200,000	Abanca Corp. Bancaria SA 6.13%, 09/19/2031, (6.13% fixed rate until 09/19/2031; 5 yr. EURIBOR ICE Swap + 3.89% thereafter)(2)(5)(8)	$233,608
225,000	AIB Group PLC 6.00%, 07/14/2031, (6.00% fixed rate until 07/14/2031; 5 yr. EURIBOR ICE Swap + 3.71% thereafter)(2)(5)(8)	266,202
200,000	AL Sydbank 3.63%, 03/05/2030, (3.63% fixed rate until 03/05/2029; 3 mo. EURIBOR + 1.45% thereafter)(2)	230,913
GBP 150,000	Aldermore Group PLC 6.00%, 10/01/2035, (6.00% fixed rate until 10/01/2030; 5 yr. U.K. Government Bond + 2.02% thereafter)(2)(5)	200,358
EUR 250,000	Alpha Bank SA 11.88%, 02/08/2028, (11.88% fixed rate until 02/08/2028; 5 yr. EUR Swap + 9.31% thereafter)(2)(5)(8)	317,892
600,000	Banca Transilvania SA 7.13%, 11/27/2030, (7.13% fixed rate until 11/27/2030; 5 yr. EURIBOR ICE Swap + 4.78% thereafter)(2)(5)(8)	706,407
$ 200,000	Banco Bilbao Vizcaya Argentaria SA 7.13%, 05/08/2033, (7.13% fixed rate until 05/08/2033; 5 yr. USD CMT + 2.99% thereafter)(2)(8)	199,934
	Banco Santander SA
EUR 200,000	1.00%, 10/01/2033(5)	188,603
200,000	7.00%, 11/20/2029, (7.00% fixed rate until 11/20/2029; 5 yr. EUR Swap + 4.43% thereafter)(2)(5)(8)	245,514
$ 200,000	7.25%, 12/03/2035, (7.25% fixed rate until 12/03/2035; 5 yr. USD CMT + 2.84% thereafter)(2)(8)	200,553
EUR 200,000	Bank of Cyprus Holdings PLC 11.88%, 06/21/2028, (11.88% fixed rate until 06/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(2)(5)(8)	258,306
GBP 250,000	Barclays PLC 8.88%, 09/15/2027, (8.88% fixed rate until 09/15/2027; 5 yr. U.K. Government Bond + 6.96% thereafter)(2)(5)(8)	347,484
$ 400,000	BPCE SA 7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(1)(2)	427,209
EUR 200,000	CaixaBank SA 5.88%, 03/25/2035, (5.88% fixed rate until 03/25/2035; 5 yr. EURIBOR ICE Swap + 3.35% thereafter)(2)(5)(6)(8)	230,878
200,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(2)(5)(8)	253,018
$ 240,000	Citigroup, Inc. 6.63%, 02/15/2031, (6.63% fixed rate until 02/15/2031; 5 yr. USD CMT + 3.00% thereafter)(2)(8)	241,089
EUR 100,000	CrediaBank SA 9.38%, 01/13/2031, (9.38% fixed rate until 01/13/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(2)(5)(8)	124,931
	Golomt Bank
$ 415,000	7.95%, 05/14/2029(1)	416,282
200,000	11.00%, 05/20/2027(5)	206,009
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.8% - (continued)
	Commercial Banks - 1.6% - (continued)
	HSBC Holdings PLC
$ 325,000	4.62%, 11/06/2031, (4.62% fixed rate until 11/06/2030; 6 mo. USD SOFR + 1.19% thereafter)(2)	$317,700
400,000	6.75%, 11/18/2032, (6.75% fixed rate until 11/18/2032; 5 yr. USD CMT + 2.51% thereafter)(2)(8)	397,036
EUR 200,000	Ibercaja Banco SA 9.13%, 01/25/2028, (9.13% fixed rate until 01/25/2028; 5 yr. EUR Swap + 6.83% thereafter)(2)(5)(8)	246,230
	Intesa Sanpaolo SpA
$ 200,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(2)	187,553
275,000	8.25%, 11/21/2033, (8.25% fixed rate until 11/21/2032; 1 yr. USD CMT + 4.40% thereafter)(1)(2)	313,859
GBP 600,000	Metro Bank Holdings PLC 13.88%, 03/26/2030, (13.88% fixed rate until 03/26/2030; 5 yr. U.K. Government Bond + 9.57% thereafter)(2)(5)(8)	945,946
EUR 600,000	Nova Ljubljanska Banka DD 6.50%, 11/26/2030, (6.50% fixed rate until 11/26/2030; 5 yr. EURIBOR ICE Swap + 4.08% thereafter)(2)(5)(8)	696,430
100,000	Piraeus Bank SA 3.38%, 12/02/2031, (3.38% fixed rate until 12/02/2030; 1 yr. EURIBOR ICE Swap + 0.98% thereafter)(2)(5)	113,320
200,000	Societe Generale SA 1.11%, 07/17/2031, (1.11% fixed rate until 07/17/2030; 3 mo. EURIBOR + 1.30% thereafter)(2)(5)	203,445
$ 250,000	UBS Group AG 7.00%, 02/05/2035, (7.00% fixed rate until 02/05/2035; 5 yr. USD ICE Swap + 3.30% thereafter)(2)(5)(8)	248,643
		8,965,352
	Commercial Services - 0.2%
400,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	415,301
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
20,000	8.00%, 02/15/2031(1)	19,969
107,000	8.38%, 06/15/2032(1)(6)	106,489
	BCP V Modular Services Finance II PLC
EUR 300,000	4.75%, 11/30/2028(5)	324,348
GBP 200,000	6.13%, 11/30/2028(5)(6)	251,690
$ 170,000	Deluxe Corp. 8.13%, 09/15/2029(1)	176,041
EUR 100,000	Worldline SA 5.50%, 06/10/2030(5)(6)	101,529
		1,395,367
	Construction Materials - 0.2%
	CP Atlas Buyer, Inc.
$ 747,000	9.75%, 07/15/2030(1)(6)	672,747
678,839	12.75%, 01/15/2031(1)(7)	463,308
		1,136,055
	Diversified Financial Services - 1.9%
86,000	Ally Financial, Inc. 7.10%, 08/15/2031, (7.10% fixed rate until 08/15/2031; 5 yr. USD CMT + 3.15% thereafter)(2)(8)	86,489
	CrossCountry Intermediate HoldCo LLC
784,000	6.50%, 10/01/2030(1)	758,180
1,580,000	6.75%, 12/01/2032(1)	1,507,684
220,000	EZCORP, Inc. 7.38%, 04/01/2032(1)	230,003

117

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.8% - (continued)
	Diversified Financial Services - 1.9% - (continued)
$ 205,000	First Eagle Holdings, Inc. 7.25%, 08/15/2032(1)	$207,393
	Freedom Mortgage Holdings LLC
30,000	6.88%, 05/01/2031(1)	28,920
850,000	7.88%, 04/01/2033(1)	819,760
30,000	8.00%, 02/01/2032(1)	29,765
380,000	8.38%, 04/01/2032(1)	381,672
370,000	9.13%, 05/15/2031(1)	379,300
	goeasy Ltd.
405,000	6.88%, 05/15/2030(1)	366,307
1,155,000	6.88%, 02/15/2031(1)	1,033,018
1,125,000	LFS Topco LLC 8.75%, 07/15/2030(1)(6)	1,122,587
585,000	Muangthai Capital PCL 7.55%, 07/21/2030(1)	588,099
215,000	Muthoot Finance Ltd. 6.38%, 03/02/2030(1)	213,301
1,250,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	1,219,644
	Stonebriar ABF Issuer LLC
50,000	7.00%, 08/15/2031(1)	50,038
220,000	8.13%, 12/15/2030(1)	229,058
144,000	Sumisho Air Lease Corp. 4.13%, 12/15/2026, (4.13% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.15% thereafter)(2)(8)	141,827
62,000	UWM Holdings LLC 6.63%, 02/01/2030(1)	57,514
1,015,000	Velocity Commercial Capital LLC 9.38%, 02/15/2031(1)	1,044,666
		10,495,225
	Electric - 0.6%
310,000	ADM Elektrik Dagitim AS 9.50%, 02/05/2031(1)	296,024
198,268	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(5)	206,184
	Dominion Energy, Inc.
160,000	4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(2)(8)	159,191
110,000	6.15%, 12/15/2056, (6.15% fixed rate until 09/16/2031; 5 yr. USD CMT + 1.87% thereafter)(2)	108,823
EUR 265,000	Eastern European Electric Co. BV 6.50%, 05/15/2030(1)	315,696
	Energo-Pro AS
345,000	6.45%, 04/15/2031(5)	397,529
215,000	8.00%, 05/27/2030(1)	260,090
$ 120,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(2)	124,227
999,000	GDZ Elektrik Dagitim AS 9.00%, 10/15/2029(1)	957,365
95,000	NextEra Energy Capital Holdings, Inc. 6.63%, 10/01/2066, (6.63% fixed rate until 07/04/2046; 5 yr. USD CMT + 1.69% thereafter)(2)	92,528
370,000	Saavi Energia SARL 8.88%, 02/10/2035(5)	399,896
325,000	Termocandelaria Power SA 7.75%, 09/17/2031(1)	332,121
		3,649,674
	Energy-Alternate Sources - 0.1%
290,000	FS Luxembourg SARL 8.13%, 02/11/2036(1)	264,233
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.8% - (continued)
	Entertainment - 0.5%
	888 Acquisitions Ltd.
EUR 475,000	7.93%, 07/15/2028, 3 mo. EURIBOR + 5.5%(2)(5)	$553,817
425,000	8.00%, 09/30/2031(5)(6)	505,098
$ 260,000	Caesars Entertainment, Inc. 6.00%, 10/15/2032(1)(6)	228,037
1,004,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	1,013,616
553,000	Motion Finco SARL 8.38%, 02/15/2032(1)	433,471
		2,734,039
	Food - 0.3%
	Bellis Acquisition Co. PLC
EUR 750,000	8.00%, 07/01/2031(5)(6)	837,586
153,000	8.00%, 07/01/2031(1)(6)	170,867
GBP 300,000	8.13%, 05/14/2030(5)	378,858
$ 174,000	Industrial F&B Investments III, Inc. 7.75%, 02/11/2033(1)	176,663
		1,563,974
	Gas - 0.0%
157,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(2)	162,402
	Hand/Machine Tools - 0.0%
EUR 120,000	IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(5)	138,146
	Healthcare - Services - 0.2%
$ 55,000	Acadia Healthcare Co., Inc. 7.38%, 03/15/2033(1)(6)	56,719
	CHS/Community Health Systems, Inc.
157,000	4.75%, 02/15/2031(1)	140,043
698,000	9.75%, 01/15/2034(1)	707,117
225,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	236,276
		1,140,155
	Insurance - 0.8%
	Acrisure LLC/Acrisure Finance, Inc.
525,000	8.25%, 02/01/2029(1)	503,404
1,125,000	8.50%, 06/15/2029(1)	1,075,457
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
230,000	7.00%, 01/15/2031(1)	233,393
119,000	7.38%, 10/01/2032(1)	119,668
86,000	American National Group, Inc. 7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(2)	82,735
200,000	Ardonagh Group Finance Ltd. 8.88%, 02/15/2032(1)	198,994
	Asurion LLC/Asurion Co-Issuer, Inc.
179,000	8.00%, 12/31/2032(1)	181,081
835,000	8.38%, 02/01/2034(1)	760,775
200,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 8.13%, 02/15/2032(1)	185,947
287,000	HUB International Ltd. 7.38%, 01/31/2032(1)	293,529
199,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(2)(6)(8)	207,982
200,000	SCOR SE 5.25%, 03/13/2029, (5.25% fixed rate until 03/13/2029; 5 yr. USD CMT + 2.37% thereafter)(2)(5)(8)	190,878

118

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.8% - (continued)
	Insurance - 0.8% - (continued)
$ 295,000	Well Link Life Insurance Co. Ltd. 7.88%, 06/23/2036, (7.88% fixed rate until 06/23/2031; 5 yr. USD CMT + 3.83% thereafter)(2)(5)	$278,071
200,000	Zurich Finance Ireland DAC 3.00%, 04/19/2051, (3.00% fixed rate until 01/19/2031; 5 yr. USD CMT + 2.78% thereafter)(2)(5)	178,760
		4,490,674
	Internet - 0.3%
1,469,000	Sopaipilla Investor LLC 7.53%, 11/30/2048(1)	1,522,595
	United Group BV
EUR 165,000	6.38%, 05/14/2033(1)	189,766
125,000	6.75%, 02/15/2031(5)	148,230
		1,860,591
	Investment Company Security - 0.1%
	HA Sustainable Infrastructure Capital, Inc.
$ 141,000	7.13%, 11/15/2056, (7.13% fixed rate until 08/17/2031; 5 yr. USD CMT + 3.48% thereafter)(2)	142,078
162,000	8.00%, 06/01/2056, (8.00% fixed rate until 03/01/2031; 5 yr. USD CMT + 4.30% thereafter)(2)	170,059
400,000	Ittihad International II Ltd. 7.38%, 11/13/2030(1)	400,051
		712,188
	IT Services - 0.2%
1,614,000	McAfee Corp. 7.38%, 02/15/2030(1)	1,368,470
	Leisure Time - 0.0%
120,000	NCL Corp. Ltd. 6.75%, 02/01/2032(1)	117,620
	Lodging - 0.3%
EUR 685,000	Fortune Star BVI Ltd. 3.95%, 10/02/2026(5)	786,282
	Gohl Capital Holdings Ltd.
$ 370,000	7.63%, 10/29/2031, (7.63% fixed rate until 10/29/2031; 5 yr. USD CMT + 3.71% thereafter)(2)(5)(8)	353,757
305,000	8.30%, 04/29/2036, (8.30% fixed rate until 04/29/2036; 5 yr. USD CMT + 4.26% thereafter)(2)(5)(8)	286,384
420,000	Studio City Finance Ltd. 5.00%, 01/15/2029(5)	399,618
		1,826,041
	Media - 1.0%
1,425,000	Block Communications, Inc. 10.25%, 03/01/2031(1)	1,238,142
	Directv Financing LLC/Directv Financing Co-Obligor, Inc.
1,579,000	9.25%, 06/01/2032(1)	1,615,767
115,000	10.00%, 02/15/2031(1)	120,168
	Grupo Televisa SAB
540,000	5.00%, 05/13/2045	368,872
280,000	5.25%, 05/24/2049	190,151
260,000	6.13%, 01/31/2046	201,706
166,000	Paramount Global 6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(2)	137,311
230,000	Scripps Escrow II, Inc. 5.38%, 01/15/2031(1)(9)	133,400
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.8% - (continued)
	Media - 1.0% - (continued)
$ 1,610,000	Univision Communications, Inc. 8.88%, 04/15/2033(1)	$1,558,842
60,000	Versant Media Group, Inc. 7.25%, 01/30/2031(1)	61,850
		5,626,209
	Mining - 0.4%
635,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(1)	638,620
	Vedanta Resources Finance II PLC
205,000	7.38%, 07/13/2034(1)	203,761
205,000	7.75%, 07/13/2037(1)	205,660
385,000	9.85%, 04/24/2033(1)	386,497
590,000	WE Soda Investments Holding PLC 9.50%, 10/06/2028(5)	593,647
		2,028,185
	Oil & Gas - 0.3%
635,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	644,776
109,000	Diamondback Energy, Inc. 5.75%, 04/18/2054	101,421
365,000	Petroleos Mexicanos 6.75%, 09/21/2047	298,570
510,000	YPF SA 6.95%, 07/21/2027(5)	512,496
		1,557,263
	Packaging & Containers - 0.3%
	Ardagh Group SA
132,720	9.50%, 12/01/2030(1)	140,644
EUR 208,562	11.00%, 12/01/2030(1)(7)	223,687
$ 156,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(1)	149,090
540,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(3)(5)	515,295
	Sword Purchaser LLC
EUR 179,000	7.25%, 04/15/2033(1)	212,881
$ 175,000	8.25%, 04/15/2033(1)	178,996
		1,420,593
	Pharmaceuticals - 0.1%
	Grifols SA
EUR 184,000	3.88%, 10/15/2028(5)(9)	210,852
117,538	7.50%, 05/01/2030(5)	141,091
	Teva Pharmaceutical Finance Netherlands II BV
150,000	4.38%, 05/09/2030	174,904
130,000	7.88%, 09/15/2031	174,239
		701,086
	Pipelines - 0.3%
$ 770,000	AL Candelaria (Spain) SA 5.75%, 06/15/2033(5)	710,325
	Enbridge, Inc.
153,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(2)	152,734
61,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(2)	68,932
103,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(2)	108,094
134,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(2)	139,363

119

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.8% - (continued)
	Pipelines - 0.3% - (continued)
	Transcanada Trust
$ 250,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(2)	$244,858
111,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD Term SOFR + 4.64% thereafter)(2)	110,960
135,000	Venture Global Plaquemines LNG LLC 6.50%, 06/15/2034(1)	139,230
		1,674,496
	Real Estate - 1.2%
GBP 275,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(5)	353,933
$ 585,000	CoreLogic, Inc. 9.00%, 08/01/2031(1)	576,822
	CPI Property Group SA
EUR 224,000	4.75%, 07/22/2030(5)	242,778
GBP 100,000	6.88%, 02/05/2033(5)	123,484
EUR 1,050,000	7.50%, 03/26/2031, (7.50% fixed rate until 03/26/2031; 5 yr. EURIBOR ICE Swap + 5.23% thereafter)(2)(5)(8)	1,090,773
GBP 500,000	8.88%, 10/09/2030, (8.88% fixed rate until 10/09/2030; 5 yr. U.K. Government Bond + 5.65% thereafter)(2)(5)(6)(8)	613,227
$ 240,000	GLP China Holdings Ltd. 7.75%, 04/30/2029(5)	216,359
	GLP Pte. Ltd.
590,000	4.60%, 06/29/2027, (4.60% fixed rate until 06/29/2027; 5 yr. USD CMT + 3.73% thereafter)(2)(5)(8)	326,603
1,090,000	7.87%, 11/17/2026, (7.87% fixed rate until 11/17/2026; 5 yr. USD CMT + 3.74% thereafter)(2)(5)(8)	662,251
490,000	9.75%, 05/20/2028(5)	443,928
	New Immo Holding SA
EUR 200,000	3.25%, 07/23/2027(5)	229,723
200,000	5.50%, 04/23/2031(5)	231,651
	Samhallsbyggnadsbolaget I Norden Holding AB
650,000	0.75%, 11/14/2028(5)	662,697
815,000	1.13%, 09/26/2029(5)	796,630
130,000	2.38%, 08/04/2026(5)	149,910
		6,720,769
	Real Estate Investment Trusts - 0.2%
	Brandywine Operating Partnership LP
$ 315,000	6.13%, 01/15/2031(6)	302,760
510,000	8.88%, 04/12/2029	534,526
205,000	Hudson Pacific Properties LP 4.65%, 04/01/2029	192,692
		1,029,978
	Retail - 0.4%
	Bertrand Franchise Finance SAS
EUR 100,000	6.24%, 07/18/2030, 3 mo. EURIBOR + 3.75%(2)(5)	115,312
140,000	6.50%, 07/18/2030(5)	162,704
$ 175,000	FirstCash, Inc. 6.13%, 05/01/2034(1)	172,514
	Michaels Cos., Inc.
118,000	8.50%, 03/15/2033(1)	116,894
960,000	11.00%, 03/15/2034(1)(6)	939,740
565,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	536,427
244,000	Staples, Inc. 10.75%, 09/01/2029(1)	233,472
		2,277,063
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.8% - (continued)
	Semiconductors - 0.0%
$ 90,000	Intel Corp. 6.13%, 05/15/2056	$84,444
	Software - 1.2%
	AthenaHealth Group, Inc.
905,000	6.50%, 02/15/2030(1)	872,943
55,000	7.50%, 02/15/2032(1)	56,387
	Cloud Software Group LLC
61,000	6.50%, 03/31/2029(1)	59,607
183,000	9.00%, 09/30/2029(1)	179,295
EUR 100,000	IPD 3 BV 5.50%, 06/15/2031(5)	110,955
$ 205,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	180,886
	Oracle Corp.
121,000	5.38%, 07/15/2040	101,002
93,000	5.70%, 02/04/2036	86,096
817,000	6.10%, 09/26/2065	641,978
1,118,000	6.70%, 02/04/2056	985,808
2,084,000	6.85%, 02/04/2066	1,833,683
	Rocket Software, Inc.
1,025,000	6.50%, 02/15/2029(1)	944,415
85,000	9.00%, 11/28/2028(1)	84,132
	TeamSystem SpA
EUR 200,000	5.93%, 07/31/2031, 3 mo. EURIBOR + 3.50%(2)(5)	228,812
100,000	5.93%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	114,406
100,000	6.50%, 07/01/2032(1)(6)	114,454
		6,594,859
	Telecommunications - 0.8%
$ 1,035,000	Africell Holding Ltd. 10.50%, 10/23/2029(1)(6)	1,062,848
	Altice France SA
361,129	6.50%, 04/15/2032(1)	349,550
210,000	6.88%, 07/15/2032(1)	203,868
92,000	Beacon Point DC LLC 6.13%, 11/30/2042(1)	88,277
115,000	Black Pearl Compute LLC 6.13%, 02/15/2031(1)	114,807
123,000	EchoStar Corp. 6.75%, 11/30/2030(7)	124,746
	Level 3 Financing, Inc.
95,000	7.50%, 02/15/2037(1)	94,354
235,000	8.50%, 01/15/2036(1)	244,490
115,000	Meridian Arc Holdco LLC 6.25%, 04/30/2031(1)	110,496
705,000	Millicom International Cellular SA 4.50%, 04/27/2031(5)	647,512
6,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	5,815
60,000	Stingray Compute LLC 6.00%, 06/15/2031(1)	58,534
295,000	Telecom Argentina SA 8.50%, 01/20/2036(1)	307,759
	Telecommunications Co. Telekom Srbija AD Belgrade
EUR 100,000	6.75%, 05/18/2033(1)	116,930
275,000	7.13%, 05/18/2036(1)	321,514
$ 235,000	7.25%, 05/18/2031(1)	232,266
69,000	TELUS Corp. 7.00%, 10/15/2055, (7.00% fixed rate until 07/15/2035; 5 yr. USD CMT + 2.71% thereafter)(2)	69,552

120

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.8% - (continued)
	Telecommunications - 0.8% - (continued)
$ 53,000	Verizon Communications, Inc. 6.05%, 05/14/2058, (6.05% fixed rate until 02/14/2033; 5 yr. USD CMT + 1.81% thereafter)(2)	$52,116
213,064	VF Ukraine PAT via VFU Funding PLC 9.63%, 02/11/2027(3)(5)	211,732
		4,417,166
	Water - 0.0%
310,000	Aegea Finance SARL 7.63%, 01/20/2036(1)	263,964
	Total Corporate Bonds (cost $84,313,319)	$83,937,119
FOREIGN GOVERNMENT OBLIGATIONS - 4.1%
	Bolivia - 0.1%
635,000	Bolivia Government International Bonds 9.45%, 05/14/2031(1)	$642,938
	Brazil - 0.1%
BRL 418,000	Brazil Letras do Tesouro Nacional 0.00%, 01/01/2030(4)	52,400
	Brazil Notas do Tesouro Nacional
1,354,000	10.00%, 01/01/2029	247,045
433,000	10.00%, 01/01/2033	70,130
154,000	10.00%, 01/01/2035	23,942
		393,517
	Bulgaria - 0.0%
	Bulgaria Government International Bonds
EUR 75,000	1.38%, 09/23/2050(5)	45,555
45,000	3.63%, 09/05/2032(5)	51,998
92,000	4.13%, 05/07/2038(5)	103,532
20,000	4.13%, 07/18/2045(5)	21,352
		222,437
	Cameroon - 0.2%
$ 1,250,000	Republic of Cameroon International Bonds 8.88%, 01/30/2033(5)	1,210,130
	Chile - 0.0%
CLP 81,689,580	Bonos de la Tesoreria de la Republica 2.00%, 03/01/2035(10)	84,339
	Colombia - 0.4%
EUR 770,000	Colombia Government International Bonds 6.50%, 11/26/2038	910,125
	Colombia TES
COP 709,900,000	6.25%, 07/09/2036	151,672
263,300,000	7.75%, 09/18/2030	71,101
656,100,000	9.25%, 05/28/2042	167,480
1,636,100,000	12.75%, 11/28/2040	542,016
770,800,000	13.25%, 02/09/2033	254,409
		2,096,803
	Congo - 0.4%
$ 1,412,000	Congolese International Bonds 9.50%, 02/17/2035(5)	1,364,845
1,030,000	DRC International Bonds 8.75%, 04/16/2032(1)	1,061,838
		2,426,683
	Czech Republic - 0.2%
	Czech Republic Government Bonds
CZK 4,900,000	1.50%, 04/24/2040	150,406
6,160,000	2.00%, 10/13/2033	243,968
570,000	3.50%, 05/30/2035	24,504
180,000	4.00%, 04/04/2044	7,322
7,020,000	4.20%, 12/04/2036(5)	314,264
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.1% - (continued)
	Czech Republic - 0.2% - (continued)
CZK 4,350,000	4.25%, 10/24/2034	$198,516
860,000	4.50%, 11/11/2032	40,529
240,000	5.30%, 09/19/2035	11,742
		991,251
	Ecuador - 0.2%
	Ecuador Government International Bonds
$ 105,000	5.50%, 07/31/2040(3)(5)	84,737
838,295	6.90%, 07/31/2035(1)(3)	753,627
200,000	9.25%, 01/29/2039(1)	199,000
		1,037,364
	Gabon - 0.1%
975,000	Gabon Government International Bonds 6.63%, 02/06/2031(5)	859,720
	India - 0.1%
	India Government Bonds
INR 2,990,000	6.64%, 06/16/2035	30,840
39,660,000	7.30%, 06/19/2053	405,789
		436,629
	Indonesia - 0.1%
	Indonesia Treasury Bonds
IDR 798,000,000	5.88%, 03/15/2031	41,814
2,183,000,000	6.63%, 02/15/2034	115,489
2,398,000,000	7.00%, 02/15/2033	130,247
353,000,000	7.13%, 06/15/2043	19,048
564,000,000	7.13%, 08/15/2045	30,750
		337,348
	Kazakhstan - 0.1%
	Kazakhstan Government International Bonds
KZT 38,154,000	7.90%, 12/20/2038(1)	52,129
218,262,000	11.05%, 01/28/2037(1)	364,004
51,025,000	15.10%, 03/12/2034(1)	111,382
		527,515
	Malaysia - 0.2%
	Malaysia Government Bonds
MYR 145,000	3.58%, 07/15/2032	35,380
152,000	3.89%, 08/15/2029	37,739
1,880,000	3.90%, 11/30/2026	461,400
1,631,000	3.90%, 11/16/2027	402,648
143,000	4.46%, 03/31/2053	36,945
121,000	4.70%, 10/15/2042	32,178
		1,006,290
	Mexico - 0.4%
	Mexico Bonos
MXN 7,428,000	7.75%, 05/29/2031	416,546
1,547,600	7.75%, 11/23/2034	82,510
4,777,300	7.75%, 11/13/2042	232,250
551,700	8.00%, 02/21/2036	29,468
1,634,400	8.00%, 11/07/2047	80,088
1,873,400	8.00%, 07/31/2053	90,785
2,180,600	8.00%, 04/29/2055	105,408
1,567,800	8.50%, 03/01/2029	91,862
5,258,000	8.50%, 05/31/2029	307,648
4,020,400	8.50%, 11/18/2038	215,338
12,784,150	Mexico Cetes 0.00%, 06/08/2028(4)	640,748
		2,292,651
	Paraguay - 0.0%
PYG 1,113,000,000	Paraguay Government International Bonds 8.50%, 04/04/2038(1)	177,775
	Poland - 0.3%
	Republic of Poland Government Bonds
PLN 4,038,000	3.55%, 09/25/2028, PLTRCI + 0.00%(2)	1,062,615

121

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.1% - (continued)
	Poland - 0.3% - (continued)
PLN 479,000	4.50%, 01/25/2031	$125,358
266,000	5.00%, 10/25/2034	68,476
881,000	5.25%, 04/25/2036	227,066
		1,483,515
	Romania - 0.6%
	Romania Government Bonds
RON 1,405,000	6.75%, 04/25/2035(6)	306,494
830,000	6.90%, 10/29/2036	182,070
1,275,000	7.10%, 07/31/2034	284,263
580,000	7.90%, 02/24/2038	135,407
	Romania Government International Bonds
EUR 790,000	2.75%, 04/14/2041(5)	597,470
510,000	2.88%, 04/13/2042(5)	383,676
1,655,000	6.00%, 09/24/2044(1)	1,812,087
		3,701,467
	South Africa - 0.2%
ZAR 3,000,000	Republic of South Africa Floating Rate Note 8.31%, 07/11/2027, 3 mo. ZAR JIBAR + 1.30%(2)	182,222
2,000,000	Republic of South Africa Floating Rate Notes 7.95%, 09/17/2030, 3 mo. ZAR JIBAR + 0.96%(2)	121,712
	Republic of South Africa Government Bonds
5,339,000	8.50%, 01/31/2037	314,503
1,283,000	8.75%, 01/31/2044	73,918
1,095,000	8.75%, 02/28/2048	62,870
3,209,000	9.88%, 03/31/2039	203,779
		959,004
	Sri Lanka - 0.2%
$ 1,056,270	Sri Lanka Government International Bonds 3.60%, 02/15/2038(1)(3)	1,062,610
	Supranational - 0.0%
INR 13,400,000	Asian Infrastructure Investment Bank 7.00%, 03/01/2029(5)	138,669
3,000,000	International Bank for Reconstruction & Development 6.50%, 10/01/2037	28,792
		167,461
	Thailand - 0.1%
	Thailand Government Bonds
THB 2,538,000	1.84%, 05/17/2036	74,409
2,955,000	2.50%, 11/17/2029	91,759
1,673,000	2.98%, 06/17/2045	49,550
1,002,000	3.30%, 06/17/2038	32,801
4,873,000	3.45%, 06/17/2043	155,496
3,175,000	4.88%, 06/22/2029	104,706
		508,721
	Turkey - 0.1%
TRY 17,028,000	Turkiye Government Bonds 40.85%, 06/16/2027, 1 day TRY TLREF Rate + 0.00%(2)	362,285
	Total Foreign Government Obligations (cost $22,545,045)	$22,988,453
MUNICIPAL BONDS - 0.0%
	Tobacco - 0.0%
$ 20,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP) 3.00%, 06/01/2046	$18,344
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.0% - (continued)
	Transportation - 0.0%
	Metropolitan Transportation Auth, NY, Rev
$ 5,000	5.18%, 11/15/2049	$4,416
100,000	6.81%, 11/15/2040	107,252
		111,668
	Total Municipal Bonds (cost $162,512)	$130,012
SENIOR FLOATING RATE INTERESTS - 6.8%(11)
	Aerospace & Defense - 0.1%
	TransDigm, Inc.
292,149	6.23%, 02/28/2031, 1 mo. USD Term SOFR + 2.50%	$292,502
270,187	6.23%, 01/19/2032, 1 mo. USD Term SOFR + 2.50%	270,506
		563,008
	Airlines - 0.0%
254,806	VistaJet Malta Finance PLC 7.48%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	254,967
	Apparel - 0.2%
782,594	ABG Intermediate Holdings 2 LLC 5.98%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	783,627
247,505	Varsity Brands, Inc. 6.48%, 08/26/2031, 3 mo. USD Term SOFR + 2.75%	247,465
		1,031,092
	Auto Parts & Equipment - 0.1%
308,450	Clarios Global LP 6.23%, 01/28/2032, 1 mo. USD Term SOFR + 2.50%	308,835
180,000	Stonepeak Motion Finco LLC 6.18%, 06/24/2033, 3 mo. USD Term SOFR + 2.50%	180,038
		488,873
	Beverages - 0.1%
491,291	Pegasus Bidco BV 6.17%, 07/12/2032, 3 mo. USD Term SOFR + 2.50%	491,659
139,650	Primo Brands Corp. 6.48%, 03/31/2031, 3 mo. USD Term SOFR + 2.75%	140,140
		631,799
	Chemicals - 0.2%
128,050	AAP Buyer, Inc. 6.57%, 09/09/2031, 3 mo. USD Term SOFR + 2.75%	128,476
105,000	BASF Coatings Ltd. 7.24%, 06/29/2033, 3 mo. USD Term SOFR + 3.50%	105,413
489,530	Ineos U.S. Finance LLC 6.73%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	454,959
293,645	Nouryon Finance BV 7.23%, 07/08/2031, 3 mo. USD Term SOFR + 3.50%	293,463
		982,311
	Commercial Services - 0.5%
259,895	Belron Finance 2019 LLC 5.66%, 10/16/2031, 3 mo. USD Term SOFR + 2.00%	259,409
99,750	Boluda Towage SL 6.19%, 06/30/2033, 3 mo. USD Term SOFR + 2.50%	100,187
145,000	Brightview Landscapes LLC 5.82%, 06/17/2033, 3 mo. USD Term SOFR + 2.00%	144,758
145,000	Carrix, Inc. 5.71%, 07/27/2033, 3 mo. USD Term SOFR + 2.00%	144,637

122

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.8%(11) - (continued)
	Commercial Services - 0.5% - (continued)
$ 193,538	Cimpress PLC 6.23%, 06/03/2033, 1 mo. USD Term SOFR + 2.50%	$193,780
98,803	First Advantage Holdings LLC 6.48%, 10/31/2031, 3 mo. USD Term SOFR + 2.75%	98,565
972,532	Genuine Financial Holdings LLC 6.98%, 09/27/2030, 1 mo. USD Term SOFR + 3.25%	945,379
346,487	Ryan LLC 7.23%, 11/05/2032, 1 mo. USD Term SOFR + 3.50%	346,864
100,000	Shift4 Payments LLC 5.73%, 07/03/2032, 3 mo. USD Term SOFR + 2.00%	99,813
171,696	Trans Union LLC 5.48%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	171,150
239,685	TTF Holdings LLC 7.38%, 07/18/2031, 6 mo. USD Term SOFR + 3.75%	188,352
		2,692,894
	Construction Materials - 0.2%
244,832	Cornerstone Building Brands, Inc. 7.01%, 04/12/2028, 3 mo. USD Term SOFR + 3.25%	123,182
343,901	Emerald Borrower LP 6.07%, 08/04/2031, 3 mo. USD Term SOFR + 2.25%	343,788
391,285	Quikrete Holdings, Inc. 5.98%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	391,386
	Watlow Electric Manufacturing Co.
117,658	6.42%, 06/17/2033, 3 mo. USD Term SOFR + 2.75%	117,864
12,342	6.43%, 06/17/2033, 1 mo. USD Term SOFR + 2.75%	12,363
294,750	Wilsonart LLC 7.98%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	266,428
		1,255,011
	Distribution/Wholesale - 0.1%
219,498	American Builders & Contractors Supply Co., Inc. 5.48%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	219,538
100,000	Core & Main LP 5.48%, 07/01/2033, 3 mo. USD Term SOFR + 1.75%	100,042
490,038	Windsor Holdings III LLC 6.48%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	490,282
		809,862
	Diversified Financial Services - 0.2%
294,037	Blackhawk Network Holdings, Inc. 7.23%, 03/12/2029, 3 mo. USD Term SOFR + 3.50%	292,658
199,495	FNZ Group Services Ltd. 8.66%, 11/05/2031, 3 mo. USD Term SOFR + 5.00%	149,621
305,364	Focus Financial Partners LLC 6.23%, 09/15/2031, 1 mo. USD Term SOFR + 2.50%	301,110
295,515	HighTower Holdings LLC 6.41%, 02/03/2032, 3 mo. USD Term SOFR + 2.75%	294,038
		1,037,427
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.8%(11) - (continued)
	Electronics - 0.1%
$ 115,000	Dwyer Instruments, Inc. 6.21%, 07/25/2033, 3 mo. USD Term SOFR + 2.50%	$114,856
257,606	LSF12 Crown U.S. Commercial Bidco LLC 6.24%, 12/02/2031, 1 mo. USD Term SOFR + 2.50%	257,874
		372,730
	Energy-Alternate Sources - 0.0%
100,000	ACI Rover Parent LLC 5.98%, 06/09/2033, 3 mo. USD Term SOFR + 2.25%	99,725
	Engineering & Construction - 0.1%
492,516	Brown Group Holding LLC 6.21%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	493,520
244,987	KKR Apple Bidco LLC 6.23%, 09/23/2031, 1 mo. USD Term SOFR + 2.50%	245,529
		739,049
	Entertainment - 0.3%
222,649	Banijay Entertainment SAS 5.90%, 07/06/2033, 1 mo. USD Term SOFR + 2.25%	222,093
489,975	Caesars Entertainment, Inc. 5.98%, 02/06/2031, 1 mo. USD Term SOFR + 2.25%	465,883
293,968	Ontario Gaming GTA LP 7.98%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	281,033
140,000	Pioneer Opco LLC 7.00%, 05/16/2033, 1 mo. USD Term SOFR + 3.25%	140,750
395,417	TKO Worldwide Holdings LLC 5.41%, 11/21/2031, 3 mo. USD Term SOFR + 1.75%	394,543
		1,504,302
	Environmental Control - 0.1%
100,000	EnergySolutions LLC 6.43%, 07/23/2033, 3 mo. USD Term SOFR + 2.75%	100,125
340,574	Filtration Group Corp. 6.23%, 10/21/2028, 1 mo. USD Term SOFR + 2.50%	340,696
		440,821
	Food - 0.2%
139,650	Aspire Bakeries Holdings LLC 6.75%, 12/23/2030, 1 mo. USD Term SOFR + 3.00%	140,115
491,250	B&G Foods, Inc. 7.23%, 10/10/2029, 1 mo. USD Term SOFR + 3.50%	483,675
195,854	CHG PPC Parent LLC 6.85%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	196,426
134,325	Froneri Lux Finco SARL 6.45%, 09/30/2032, 6 mo. USD Term SOFR + 2.50%	133,530
145,000	TreeHouse Foods, Inc. 7.98%, 02/11/2033, 1 mo. USD Term SOFR + 4.25%	145,313
150,036	U.S. Foods, Inc. 5.48%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	150,810
		1,249,869
	Healthcare - Products - 0.0%
235,051	Insulet Corp. 5.73%, 08/01/2031, 1 mo. USD Term SOFR + 2.00%	235,689
	Healthcare - Services - 0.0%
195,866	ADMI Corp. 7.22%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	181,789

123

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.8%(11) - (continued)
	Home Furnishings - 0.0%
$ 125,000	AI Aqua Merger Sub, Inc. 6.15%, 07/05/2033, 1 mo. USD Term SOFR + 2.50%	$125,000
65,269	Somnigroup International, Inc. 5.89%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	65,568
		190,568
	Insurance - 0.7%
590,776	Acrisure LLC 6.73%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	539,674
645,778	Alliant Holdings Intermediate LLC 6.23%, 09/19/2031, 1 mo. USD Term SOFR + 2.50%	642,917
	Asurion LLC
491,135	7.57%, 02/23/2033, 3 mo. USD Term SOFR + 3.75%	459,619
98,131	9.33%, 01/20/2029, 3 mo. USD Term SOFR + 5.25%	97,237
502,336	HUB International Ltd. 5.98%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	502,517
295,500	Ryan Specialty Group LLC 5.73%, 09/15/2031, 1 mo. USD Term SOFR + 2.00%	295,131
686,321	Sedgwick Claims Management Services, Inc. 6.23%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	681,318
464,593	USI, Inc. 5.98%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	464,012
		3,682,425
	Internet - 0.5%
	MH Sub I LLC
467,949	7.98%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	453,227
316,765	7.98%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	282,475
148,435	Newfold Digital Holdings Group, Inc. 7.27%, 04/30/2029, 1 mo. USD Term SOFR + 3.60%	82,617
2,020,000	Proofpoint, Inc. 8.17%, 08/30/2030, 3 mo. USD Term SOFR + 4.50%	1,983,397
		2,801,716
	Investment Company Security - 0.0%
142,825	Dragon Buyer, Inc. 6.48%, 09/30/2031, 3 mo. USD Term SOFR + 2.75%	112,713
	IT Services - 0.4%
738,792	Fortress Intermediate 3, Inc. 6.68%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	735,711
736,903	McAfee LLC 6.73%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	664,532
104,747	NCR Atleos LLC 6.67%, 04/16/2029, 3 mo. USD Term SOFR + 3.00%	104,420
238,171	Peraton Corp. 7.67%, 02/01/2028, 3 mo. USD Term SOFR + 3.75%	216,395
98,750	Plano HoldCo, Inc. 7.23%, 10/02/2031, 3 mo. USD Term SOFR + 3.50%	76,902
244,994	Venga Finance SARL 7.68%, 06/28/2029, 3 mo. USD Term SOFR + 3.75%	244,994
		2,042,954
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.8%(11) - (continued)
	Leisure Time - 0.2%
$ 587,629	MajorDrive Holdings IV LLC 7.99%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	$563,243
269,517	Recess Holdings, Inc. 7.56%, 02/20/2030, 3 mo. USD Term SOFR + 3.75%	269,013
		832,256
	Machinery-Diversified - 0.1%
343,061	TK Elevator Midco GmbH 6.70%, 04/30/2030, 6 mo. USD Term SOFR + 2.75%	344,248
	Media - 0.2%
270,892	Century De Buyer LLC 6.82%, 10/30/2030, 3 mo. USD Term SOFR + 3.00%	270,469
	Charter Communications Operating LLC
124,680	5.73%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	120,192
99,747	5.98%, 12/15/2031, 3 mo. USD Term SOFR + 2.25%	95,813
470,769	Discovery Global Holdings, Inc. 6.23%, 06/03/2033, 1 mo. USD Term SOFR + 2.50%	471,066
	EW Scripps Co.
58,127	7.13%, 11/30/2029, 1 mo. USD Term SOFR + 3.35%	55,615
38,513	9.53%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	38,410
269,325	NEP Group, Inc. 8.23%, 10/17/2031, 1 mo. USD Term SOFR + 4.50%	251,603
		1,303,168
	Packaging & Containers - 0.3%
985,069	Berlin Packaging LLC 6.98%, 06/07/2031, 3 mo. USD Term SOFR + 3.25%	980,045
497,959	Clydesdale Acquisition Holdings, Inc. 6.91%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	485,759
164,175	Owens-Illinois, Inc. 6.73%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	161,877
342,797	TricorBraun Holdings, Inc. 6.98%, 03/03/2031, 1 mo. USD Term SOFR + 3.25%	308,946
		1,936,627
	Pharmaceuticals - 0.0%
272,250	Bausch Health Cos., Inc. 9.98%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	263,835
	Pipelines - 0.1%
269,620	Third Coast Infrastructure LLC 6.98%, 09/25/2030, 1 mo. USD Term SOFR + 3.25%	271,081
	REITS - 0.1%
269,472	Iron Mountain, Inc. 5.73%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	268,664
	Retail - 0.6%
257,921	1011778 BC Unlimited Liability Co. 5.48%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	257,653
	Dave & Buster's, Inc.
842,267	6.92%, 06/29/2029, 3 mo. USD Term SOFR + 3.25%	734,726
144,632	6.94%, 11/01/2031, 3 mo. USD Term SOFR + 3.25%	116,098

124

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.8%(11) - (continued)
	Retail - 0.6% - (continued)
$ 170,547	Great Outdoors Group LLC 6.98%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	$171,156
383,978	IRB Holding Corp. 6.23%, 12/16/2030, 1 mo. USD Term SOFR + 2.50%	384,577
245,625	Johnstone Supply LLC 5.90%, 06/09/2031, 1 mo. USD Term SOFR + 2.25%	245,261
490,000	LBM Acquisition LLC 7.57%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	390,368
235,000	QXO, Inc. 5.73%, 07/01/2033, 1 mo. USD Term SOFR + 2.00%	234,544
797,658	Specialty Building Products Holdings LLC 7.58%, 10/16/2028, 1 mo. USD Term SOFR + 3.75%	741,822
201,412	White Cap Buyer LLC 6.98%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	201,036
		3,477,241
	Software - 0.9%
196,487	Ascend Learning LLC 6.73%, 12/11/2028, 1 mo. USD Term SOFR + 3.00%	194,123
566,346	Athenahealth Group, Inc. 6.98%, 02/16/2032, 1 mo. USD Term SOFR + 3.25%	561,747
493,750	Boxer Parent Co., Inc. 6.42%, 07/30/2031, 3 mo. USD Term SOFR + 2.75%	449,209
489,741	Cast & Crew Payroll LLC 7.57%, 12/29/2028, 3 mo. USD Term SOFR + 3.75%	166,512
1,280,000	CoreWeave Financing DDTL V LLC 3.81%, 11/17/2031, 1 mo. USD Term SOFR + 4.50%(12)	1,276,800
369,257	Cotiviti Corp. 6.40%, 05/01/2031, 1 mo. USD Term SOFR + 2.75%	345,993
342,839	EP Purchaser LLC 7.28%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	222,845
270,188	Epicor Software Corp. 6.48%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	257,578
175,000	Oak-Eagle Acquire Co., Inc. 7.21%, 08/04/2033, 3 mo. USD Term SOFR + 3.50%	175,898
489,717	Polaris Newco LLC 8.08%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	435,697
589,547	Rocket Software, Inc. 7.48%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	566,915
190,350	SS&C Technologies, Inc. 5.73%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	190,106
392,287	UKG, Inc. 6.07%, 02/10/2031, 3 mo. USD Term SOFR + 2.25%	376,255
		5,219,678
	Telecommunications - 0.1%
495,000	Crown Subsea Communications Holding, Inc. 6.73%, 01/30/2031, 1 mo. USD Term SOFR + 3.00%	496,505
244,852	Zacapa SARL 7.48%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	244,984
		741,489
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.8%(11) - (continued)
	Transportation - 0.1%
$ 505,155	First Student Bidco, Inc. 5.98%, 08/15/2030, 3 mo. USD Term SOFR + 2.25%	$505,337
196,254	Genesee & Wyoming, Inc. 5.48%, 04/10/2031, 3 mo. USD Term SOFR + 1.75%	195,691
		701,028
	Total Senior Floating Rate Interests (cost $40,097,609)	$38,760,909
U.S. GOVERNMENT AGENCIES - 14.3%
	Mortgage-Backed Agencies - 14.3%
	Federal Home Loan Mortgage Corp. - 3.7%
233,348	2.50%, 12/25/2050(13)	$37,293
265,790	3.00%, 12/25/2052(13)	46,634
192,965	3.50%, 06/25/2049(13)	32,009
186,784	4.00%, 01/25/2052(13)	36,799
1,497,612	4.00%, 02/01/2053	1,367,710
3,240,238	4.00%, 06/01/2053	2,961,508
4,675,939	4.00%, 01/01/2054	4,280,233
3,403,675	4.00%, 04/01/2054	3,112,276
229,194	4.50%, 05/25/2050(13)	42,276
141,059	5.00%, 07/01/2040	140,568
234,647	5.00%, 03/01/2056	226,536
400,000	5.00%, 04/01/2056	386,284
2,977,178	5.00%, 05/01/2056	2,874,258
865,977	5.50%, 09/01/2040	876,430
517,532	5.50%, 11/01/2054	512,868
600,000	7.87%, 05/25/2044, 30 day USD SOFR Average + 4.25%(1)(2)	626,263
1,280,000	10.72%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	1,314,512
495,000	11.42%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	504,653
895,000	15.12%, 10/25/2050, 30 day USD SOFR Average + 11.5%(1)(2)	1,221,675
		20,600,785
	Federal National Mortgage Association - 1.2%
376,482	2.00%, 07/25/2041(13)	35,145
207,366	3.00%, 10/25/2050(13)	36,984
216,393	3.00%, 07/25/2052(13)	39,034
2,925,394	3.50%, 12/01/2055	2,597,033
285,482	4.47%, 03/25/2056, 30 day USD SOFR Average + 0.85%(2)	284,673
2,422,135	4.50%, 05/01/2056	2,276,645
604,924	4.97%, 03/25/2055, 30 day USD SOFR Average + 1.35%(2)	611,668
543,065	5.00%, 08/01/2040	541,002
109,193	5.00%, 04/01/2056	105,418
79,476	5.00%, 05/01/2056	76,729
183,307	6.00%, 04/01/2039	187,686
		6,792,017
	Government National Mortgage Association - 0.9%
189,278	3.50%, 02/20/2043(13)	29,342
278,419	3.50%, 08/20/2051(13)	47,926
221,908	4.50%, 08/20/2045(13)	39,933
1,510,000	4.50%, 08/01/2056(14)	1,415,091
830,000	5.00%, 08/01/2056(14)	803,002
2,870,000	6.00%, 08/01/2056(14)	2,916,807
		5,252,101
	Uniform Mortgage-Backed Security - 8.5%
825,000	2.00%, 08/01/2056(14)	642,469
1,810,000	2.50%, 08/01/2056(14)	1,475,413
3,995,000	3.00%, 08/01/2056(14)	3,405,268

125

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 14.3% - (continued)
	Mortgage-Backed Agencies - 14.3% - (continued)
	Uniform Mortgage-Backed Security - 8.5% - (continued)
$ 6,205,000	4.00%, 08/01/2056(14)	$5,663,905
420,000	5.00%, 08/01/2041(14)	417,931
525,000	5.00%, 08/01/2056(14)	506,607
7,365,000	5.50%, 08/01/2041(14)	7,440,307
28,930,000	5.50%, 08/01/2056(14)	28,629,279
		48,181,179
	Total U.S. Government Agencies (cost $81,634,157)	$80,826,082
U.S. GOVERNMENT SECURITIES - 12.7%
	U.S. Treasury Securities - 12.7%
	U.S. Treasury Bonds - 2.2%
5,018,000	1.13%, 05/15/2040	$3,061,372
4,425,000	2.88%, 08/15/2045	3,138,984
1,981,400	3.00%, 08/15/2048(15)	1,383,575
3,850,000	3.13%, 11/15/2041(15)	3,030,522
550,000	3.63%, 02/15/2053	418,322
1,454,900	3.63%, 05/15/2053(15)	1,105,383
500,000	4.75%, 11/15/2053	460,742
120,000	5.00%, 05/15/2056	115,425
		12,714,325
	U.S. Treasury Inflation-Indexed Bonds - 0.4%
286,711	0.25%, 02/15/2050(10)	151,932
2,372,480	0.75%, 02/15/2042(10)	1,740,728
707,035	1.00%, 02/15/2046(10)	494,379
		2,387,039
	U.S. Treasury Notes - 10.1%
8,075,000	1.63%, 05/15/2031	7,106,946
750,000	1.88%, 02/28/2029	705,733
490,000	3.38%, 09/15/2028	480,966
1,825,000	3.50%, 11/30/2030	1,759,842
8,296,000	3.63%, 08/31/2030	8,056,194
7,115,000	3.88%, 06/30/2030	6,983,261
650,000	4.13%, 11/15/2032	635,984
11,750,000	4.25%, 11/15/2034(16)	11,430,088
3,155,000	4.25%, 05/15/2035	3,059,241
13,250,000	4.25%, 08/15/2035(15)(17)(18)	12,829,209
3,962,000	4.63%, 02/15/2035	3,952,095
		56,999,559
	Total U.S. Government Securities (cost $74,490,798)	$72,100,923
COMMON STOCKS - 24.8%
	Automobiles & Components - 0.4%
1,806	Bayerische Motoren Werke AG	$123,790
22,303	Hankook Tire & Technology Co. Ltd.	1,038,996
39,892	Honda Motor Co. Ltd.	402,096
1,433	Mercedes-Benz Group AG	77,481
38,025	Toyota Motor Corp.	719,611
		2,361,974
	Banks - 3.5%
4,768	ANZ Group Holdings Ltd.	124,612
35,987	Banco Bilbao Vizcaya Argentaria SA	1,008,783
5,959	Bank of Montreal	1,068,952
13,053	Bank of Nova Scotia	1,145,007
5,067	Bank Polska Kasa Opieki SA	333,990
39,358	BPER Banca SpA	639,536
55,946	CaixaBank SA	812,690
483,635	CTBC Financial Holding Co. Ltd.	965,303
1,006,585	First Financial Holding Co. Ltd.	1,143,540
14,719	Hana Financial Group, Inc.	1,272,296
871,827	Hua Nan Financial Holdings Co. Ltd. Class C	1,171,045
Shares or Principal Amount		Market Value†
COMMON STOCKS - 24.8% - (continued)
	Banks - 3.5% - (continued)
12,340	Huntington Bancshares, Inc.	$210,274
20,398	Intesa Sanpaolo SpA	154,195
6,115	JP Morgan Chase & Co.	2,151,196
719,318	Mega Financial Holding Co. Ltd.	1,179,087
5,530	Mitsubishi UFJ Financial Group, Inc.	123,521
7,903	Mizuho Financial Group, Inc.	409,725
54,324	Oversea-Chinese Banking Corp. Ltd.	1,233,873
30,888	Powszechna Kasa Oszczednosci Bank Polski SA	925,185
10,193	Standard Bank Group Ltd.	202,963
11,885	Sumitomo Mitsui Financial Group, Inc.	510,685
1,009,805	TS Financial Holding Co. Ltd.	1,111,900
7,133	U.S. Bancorp	449,450
4,867	UniCredit SpA	459,016
31,675	United Overseas Bank Ltd.	1,071,219
1,252	Wells Fargo & Co.	108,235
		19,986,278
	Capital Goods - 1.2%
7,064	Atlas Copco AB Class B	130,525
8,879	Bouygues SA	500,152
529	Caterpillar, Inc.	431,035
1,324	Contemporary Amperex Technology Co. Ltd. Class H(6)	104,814
787	Eaton Corp. PLC	326,762
384	FTAI Aviation Ltd.	79,104
5,485	Fujikura Ltd.	139,189
783	Johnson Controls International PLC	114,835
119,321	Keppel Ltd.	1,065,651
2,022	Komatsu Ltd.	87,735
7,432	Kone OYJ Class B	428,804
505	Lockheed Martin Corp.	294,284
3,087	PACCAR, Inc.	409,583
2,402	RTX Corp.	516,958
961	Schneider Electric SE	322,882
3,367	Siemens AG	1,103,185
3,720	SKF AB Class B	100,690
10,809	Sumitomo Corp.	112,197
3,539	Vinci SA	499,681
7,105	Volvo AB Class B	271,779
		7,039,845
	Commercial & Professional Services - 0.4%
38,120	Computershare Ltd.	1,095,305
9,579	Paychex, Inc.	1,119,210
		2,214,515
	Consumer Discretionary Distribution & Retail - 0.4%
1,452	Best Buy Co., Inc.	125,250
3,338	Genuine Parts Co.	415,147
917	Home Depot, Inc.	304,407
1,924	Industria de Diseno Textil SA	125,567
6,534	JD.com, Inc. Class A	107,484
3,488	Pop Mart International Group Ltd.(1)(6)	72,382
16,913	Wesfarmers Ltd.	1,063,458
		2,213,695
	Consumer Durables & Apparel - 0.2%
731	Garmin Ltd.	214,753
18,512	Persimmon PLC	277,869
8,142	Sankyo Co. Ltd.	94,486
36,188	Sekisui House Ltd.	792,237
		1,379,345
	Consumer Services - 0.1%
15,039	Allwyn AG	232,454
393	McDonald's Corp.	106,361
995	Starbucks Corp.	104,724
		443,539

126

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 24.8% - (continued)
	Consumer Staples Distribution & Retail - 0.0%
931	Target Corp.	$134,520
	Energy - 2.0%
11,109	Baker Hughes Co.	671,983
7,962	Chevron Corp.	1,567,161
4,198	Eni SpA	116,774
7,567	EOG Resources, Inc.	1,125,137
12,837	ExxonMobil Holdings Corp.	1,995,383
48,517	Galp Energia SGPS SA	1,101,850
32,632	Kinder Morgan, Inc.	1,050,098
11,984	ONEOK, Inc.	1,088,267
1,713	Phillips 66	362,608
15,253	TC Energy Corp.	1,027,131
8,280	TotalEnergies SE	729,969
63,075	Var Energi ASA	316,889
3,442	Williams Cos., Inc.	246,241
		11,399,491
	Equity Real Estate Investment Trusts (REITs) - 0.5%
785	Digital Realty Trust, Inc. REIT	147,988
18,826	Gaming & Leisure Properties, Inc. REIT	843,217
2,006	Iron Mountain, Inc. REIT	245,374
11,570	Land Securities Group PLC REIT	110,203
3,576	Simon Property Group, Inc. REIT	820,227
106,754	Stockland REIT	319,554
5,561	WP Carey, Inc. REIT	409,290
		2,895,853
	Financial Services - 1.0%
41,162	Annaly Capital Management, Inc. REIT	935,201
4,155	Ares Management Corp. Class A	532,214
627	Blackrock, Inc.	683,675
1,284	Blackstone, Inc.	164,031
8,316	Carlyle Group, Inc.	382,702
1,286	CME Group, Inc.	344,378
89,039	FirstRand Ltd.	532,504
1,372	Interactive Brokers Group, Inc. Class A	120,722
1,176	Korea Investment Holdings Co. Ltd.	166,021
466	Partners Group Holding AG	388,424
13,279	Schroders PLC	105,329
866	State Street Corp.	159,483
8,735	T. Rowe Price Group, Inc.	976,136
		5,490,820
	Food, Beverage & Tobacco - 1.1%
17,289	Altria Group, Inc.	1,181,357
2,985	British American Tobacco PLC	181,073
9,989	Coca-Cola Co.	874,936
17,441	General Mills, Inc.	623,516
2,574	Japan Tobacco, Inc.	114,767
28,182	Kraft Heinz Co.	728,505
3,621	Luxco Co. Ltd.*	69,264
1,770	Nestle SA	176,913
4,064	PepsiCo, Inc.	567,172
8,594	Philip Morris International, Inc.	1,639,907
		6,157,410
	Health Care Equipment & Services - 0.5%
16,028	CVS Health Corp.	1,673,804
3,627	Medtronic PLC	309,710
6,113	Sonic Healthcare Ltd.	93,556
1,463	UnitedHealth Group, Inc.	606,267
		2,683,337
	Household & Personal Products - 0.3%
1,320	Clorox Co.	126,100
2,815	Kimberly-Clark Corp.	307,708
7,031	Procter & Gamble Co.	1,015,909
		1,449,717
Shares or Principal Amount		Market Value†
COMMON STOCKS - 24.8% - (continued)
	Insurance - 2.1%
3,146	Allianz SE	$1,567,029
19,274	Aviva PLC	180,389
21,584	AXA SA	1,118,690
14,887	Gjensidige Forsikring ASA	444,093
1,212,484	KGI Financial Holding Co. Ltd.	1,145,532
80,049	Legal & General Group PLC	325,027
15,126	MS&AD Insurance Group Holdings, Inc.	465,632
815	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	489,570
17,753	New China Life Insurance Co. Ltd. Class H	109,471
18,809	Phoenix Financial Ltd.	1,054,611
6,776	Prudential Financial, Inc.	827,214
58,970	QBE Insurance Group Ltd.	1,022,821
58,270	Sanlam Ltd.	309,950
42,159	Standard Life PLC	525,356
14,589	Suncorp Group Ltd.	196,291
1,219	Swiss Re AG	202,860
19,983	Tokio Marine Holdings, Inc.	1,018,461
822	Zurich Insurance Group AG	626,141
		11,629,138
	Materials - 2.1%
2,008	Anglogold Ashanti PLC	151,851
6,309	BASF SE	366,260
25,326	BHP Group Ltd.	1,067,505
41,523	China Hongqiao Group Ltd.	130,659
567,302	China Nonferrous Mining Corp. Ltd.	1,070,542
118,891	CMOC Group Ltd. Class H	256,237
8,594	Dow, Inc.	260,312
1,125	EMS-Chemie Holding AG(6)	1,139,218
5,473	Evonik Industries AG	110,717
384,841	Evraz PLC*(19)	—
5,574	Fresnillo PLC	187,765
153,012	Glencore PLC*	1,126,987
4,720	Gold Fields Ltd.	152,423
33,439	Grupo Mexico SAB de CV Series B(6)	401,048
12,185	Impala Platinum Holdings Ltd.	132,892
4,439	International Paper Co.	181,244
17,586	Jiangxi Copper Co. Ltd. Class H	79,127
338,469	Jinduicheng Molybdenum Co. Ltd. Class A	1,050,447
7,888	LyondellBasell Industries NV Class A	489,687
10,289	Norsk Hydro ASA	94,906
8,038	Northern Star Resources Ltd.	111,397
12,612	Rio Tinto Ltd.	1,503,119
8,804	Rio Tinto PLC	855,481
26,338	Sibanye Stillwater Ltd.	56,922
5,373	Smurfit WestRock PLC	246,997
10,344	UPM-Kymmene OYJ	281,417
71,916	Zijin Mining Group Co. Ltd. Class H	305,354
		11,810,514
	Media & Entertainment - 0.1%
8,716	Omnicom Group, Inc.	685,949
	Pharmaceuticals, Biotechnology & Life Sciences - 1.4%
4,631	AbbVie, Inc.	1,162,103
628	Amgen, Inc.	241,880
12,144	Bristol-Myers Squibb Co.	793,125
3,309	Gilead Sciences, Inc.	430,865
6,412	Johnson & Johnson	1,643,716
8,589	Merck & Co., Inc.	1,118,288
5,431	Novo Nordisk AS Class B	256,895
46,929	Pfizer, Inc.	1,173,694
1,652	Roche Holding AG	722,077

127

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 24.8% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 1.4% - (continued)
4,083	Sanofi SA	$351,594
6,980	WuXi AppTec Co. Ltd. Class H(1)	143,140
		8,037,377
	Real Estate Management & Development - 0.1%
1,224,015	China Jinmao Holdings Group Ltd.	215,248
24,057	China Resources Land Ltd.	101,776
30,433	KE Holdings, Inc. Class A	170,696
34,195	Nomura Real Estate Holdings, Inc.	196,500
		684,220
	Semiconductors & Semiconductor Equipment - 1.3%
1,200	Analog Devices, Inc.	440,892
66	ASML Holding NV	108,764
850	Broadcom, Inc.	330,888
5,009	KLA Corp.	915,745
1,039	Marvell Technology, Inc.	194,875
1,632	MediaTek, Inc.	173,853
2,103	Microchip Technology, Inc.	156,232
4,226	NVIDIA Corp.	848,370
7,511	QUALCOMM, Inc.	1,108,699
156	SK Hynix, Inc.	177,162
521	Teradyne, Inc.	191,567
4,772	Texas Instruments, Inc.	1,315,831
1,514	Tokyo Electron Ltd.	506,186
205,737	Vanguard International Semiconductor Corp.	943,176
		7,412,240
	Software & Services - 0.7%
3,186	Accenture PLC Class A	528,621
738	Capgemini SE	87,719
13,022	Gen Digital, Inc.	357,454
8,302	Infosys Ltd.	98,620
4,663	International Business Machines Corp.	1,042,880
1,798	Microsoft Corp.	835,566
570	Oracle Corp.	74,026
19,707	Otsuka Corp.	406,645
36,059	Sage Group PLC	475,004
894	SAP SE	163,866
13,230	TOTVS SA	81,064
		4,151,465
	Technology Hardware & Equipment - 2.6%
2,483	Accton Technology Corp.	160,940
2,809	Amphenol Corp. Class A	451,406
3,165	Apple, Inc.	977,700
4,024	Asia Vital Components Co. Ltd.	282,999
4,928	Brother Industries Ltd.	122,723
22,524	BYD Electronic International Co. Ltd.(6)	67,451
24,868	Canon Marketing Japan, Inc.	558,805
18,174	Canon, Inc.	505,875
19,909	Cisco Systems, Inc.	2,309,245
2,479	Corning, Inc.	342,722
10,761	Delta Electronics, Inc.	529,416
3,683	Elite Material Co. Ltd.	528,704
15,263	FUJIFILM Holdings Corp.	359,285
6,038	Gold Circuit Electronics Ltd.	144,720
22,444	Hewlett Packard Enterprise Co.	1,075,068
137,103	Hon Hai Precision Industry Co. Ltd.	1,047,057
34,522	HP, Inc.	941,415
1,618	King Slide Works Co. Ltd.	387,707
15,950	Macnica Holdings, Inc.	322,902
345	Motorola Solutions, Inc.	150,334
5,170	Murata Manufacturing Co. Ltd.	235,568
941	NetApp, Inc.	167,969
1,222	Seagate Technology Holdings PLC	1,046,191
14,004	Sunny Optical Technology Group Co. Ltd.	100,089
Shares or Principal Amount		Market Value†
COMMON STOCKS - 24.8% - (continued)
	Technology Hardware & Equipment - 2.6% - (continued)
14,372	TDK Corp.	$276,351
3,767	TE Connectivity PLC	774,834
11,565	Unimicron Technology Corp.	271,349
840	Wiwynn Corp.	136,758
5,615	Yokogawa Electric Corp.	200,257
		14,475,840
	Telecommunication Services - 0.8%
839,349	America Movil SAB de CV Series B	1,069,571
3,346	AT&T, Inc.	77,794
15,595	Comcast Corp. Class A	373,656
11,141	Telenor ASA	157,285
210,050	Telia Co. AB(6)	973,415
27,583	Verizon Communications, Inc.	1,291,160
56,717	Vodacom Group Ltd.	549,413
		4,492,294
	Transportation - 0.3%
179,681	Singapore Airlines Ltd.	1,077,871
29,060	Transurban Group	301,781
4,440	United Parcel Service, Inc. Class B	462,737
		1,842,389
	Utilities - 1.7%
66,212	APA Group	473,641
27,970	Canadian Utilities Ltd. Class A	1,111,737
2,370	Dominion Energy, Inc.	163,933
3,513	Duke Energy Corp.	440,636
5,608	Edison International	411,459
20,525	Emera, Inc.(6)	1,096,785
14,354	Enel SpA	162,105
6,386	Eversource Energy	457,174
55,745	Iberdrola SA	1,324,144
25,395	NextEra Energy, Inc.	2,207,333
39,677	Public Power Corp. SA	1,022,400
23,300	Snam SpA	157,993
20,895	Terna - Rete Elettrica Nazionale	239,543
13,727	Veolia Environnement SA	546,243
		9,815,126
	Total Common Stocks (cost $117,630,705)	$140,886,891
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Banks - 0.0%
2,435	Wells Fargo & Co. Series Z, 4.75%(20)	$44,634
	Total Convertible Preferred Stocks (cost $45,608)	$44,634
EQUITY LINKED SECURITIES - 10.7%
	Automobiles & Components - 0.4%
27,100	General Motors Co. (BNP Paribas Issuance BV) 12.00%, 08/26/2026*	$2,305,644
	Banks - 0.4%
29,900	Wells Fargo & Co. (Mizuho Markets Cayman LP) 12.00%, 08/26/2026*	2,423,455
	Capital Goods - 1.1%
10,100	Eaton Corp. PLC (Bank of Montreal) 12.00%, 10/21/2026*	4,183,780
6,200	General Electric Co. (BNP Paribas Issuance BV) 12.00%, 09/23/2026*	2,251,584
		6,435,364

128

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
EQUITY LINKED SECURITIES - 10.7% - (continued)
	Consumer Discretionary Distribution & Retail - 0.8%
10,500	Amazon.Com, Inc. (BNP Paribas Issuance BV) 12.00%, 08/26/2026*	$2,858,506
11,000	TJX Cos., Inc. (BNP Paribas Issuance BV) 12.00%, 09/23/2026*	1,748,217
		4,606,723
	Consumer Staples Distribution & Retail - 0.4%
35,700	Kroger Co. (BNP Paribas Issuance BV) 12.00%, 09/23/2026*	2,060,947
	Energy - 0.4%
19,600	ConocoPhillips (Royal Bank of Canada) 12.00%, 10/21/2026*	2,322,099
	Financial Services - 0.8%
2,100	Blackrock, Inc. (BNP Paribas Issuance BV) 12.00%, 09/23/2026*	2,285,691
4,200	MasterCard, Inc. (Bank of Montreal) 12.00%, 10/21/2026*	2,359,001
		4,644,692
	Health Care Equipment & Services - 0.3%
17,200	CVS Health Corp. (BNP Paribas Issuance BV) 12.00%, 09/23/2026*	1,783,674
	Materials - 0.3%
2,900	Linde PLC (Royal Bank of Canada) 12.00%, 10/21/2026*	1,415,297
	Media & Entertainment - 1.1%
13,600	Alphabet, Inc. (Bank of Montreal) 12.00%, 10/21/2026*	4,849,433
2,850	Meta Platforms, Inc. (BNP Paribas Issuance BV) 12.00%, 09/23/2026*	1,604,268
		6,453,701
	Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
1,980	Eli Lilly & Co. (Bank of Montreal) 12.00%, 10/21/2026*	2,295,950
18,600	Merck & Co., Inc. (Mizuho Markets Cayman LP) 12.00%, 08/26/2026*	2,289,025
		4,584,975
	Semiconductors & Semiconductor Equipment - 1.8%
6,900	Broadcom Ltd. (BNP Paribas Issuance BV) 12.00%, 09/23/2026*	2,723,142
3,060	Micron Technology, Inc. (Bank of Montreal) 12.00%, 10/21/2026*	2,500,553
24,200	NVIDIA Corp. (Bank of Montreal) 12.00%, 10/21/2026*	4,899,818
		10,123,513
	Software & Services - 0.7%
8,100	Microsoft Corp. (Mizuho Markets Cayman LP) 12.00%, 08/26/2026*	3,734,145
	Technology Hardware & Equipment - 1.4%
11,700	Amphenol Corp. (Mizuho Markets Cayman LP) 12.00%, 08/26/2026*	1,799,807
10,100	Apple, Inc. (Royal Bank of Canada) 12.00%, 08/26/2026*	3,108,464
16,400	Arista Networks, Inc. (Nomura America Finance LLC) 12.00%, 09/23/2026*	2,926,781
		7,835,052
	Total Equity Linked Securities (cost $58,996,691)	$60,729,281
Shares or Principal Amount		Market Value†
EXCHANGE-TRADED FUNDS - 0.2%
	Other Investment Pools & Funds - 0.2%
6,513	Vanguard High Dividend Yield ETF	$1,054,845
	Total Exchange-Traded Funds (cost $997,058)	$1,054,845
PREFERRED STOCKS - 1.0%
	Automobiles & Components - 0.0%
1,042	Hyundai Motor Co. (Preference Shares)(21)	$143,540
504	Hyundai Motor Co. (Preference Shares)(21)	68,946
		212,486
	Banks - 0.1%
60	Bank of America Corp. Series L, 7.25%*(20)	77,394
2,920	Citigroup, Inc. Series II, 6.25%*(20)	71,744
7,025	Citizens Financial Group, Inc. Series I, 6.50%(6)(20)	174,150
4,069	KeyCorp Series F, 5.65%(20)	87,850
1,975	Wells Fargo & Co. Series AA, 4.70%(20)	35,826
		446,964
	Capital Goods - 0.1%
4,020	Boeing Co. (Preference Shares), 6.00%*	268,576
	Financial Services - 0.1%
2,000	Ares Management Corp. Series B, 6.75%	82,240
2,775	Capital One Financial Corp. Series I, 5.00%(6)(20)	50,144
7,762	Capital One Financial Corp. Series N, 4.25%(20)	119,612
2,400	KKR & Co., Inc. Series D, 6.25%(6)	104,136
759	Morgan Stanley Series O, 4.25%(20)	12,630
4,900	Morgan Stanley Series Q, 6.63%(6)(20)	124,607
8,350	Synchrony Financial Series B, 8.25%(20)	216,432
		709,801
	Insurance - 0.0%
2,824	Brighthouse Financial, Inc. Series C, 5.38%(20)	32,194
5,693	Enstar Group Ltd. Series D, 7.00%(20)	129,857
		162,051
	Media & Entertainment - 0.0%
2,261	Alphabet, Inc. Series A, 6.25%*	113,412
1,400	Alphabet, Inc. Series B, 6.25%*	70,280
		183,692
	Software & Services - 0.1%
6,776	Oracle Corp. Series D, 6.50%(6)	283,779
	Technology Hardware & Equipment - 0.5%
20,446	Samsung Electronics Co. Ltd. (Preference Shares)(21)	2,569,345
	Telecommunication Services - 0.0%
8,038	T-Mobile USA, Inc. (Preference Shares), 5.50%	166,789
	Utilities - 0.1%
3,500	NextEra Energy, Inc. (Preference Shares), 7.38%*	166,950
4,534	PG&E Corp. Series A, 6.00%	192,287

129

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.0% - (continued)
	Utilities - 0.1% - (continued)
1,200	PPL Corp. (Preference Shares), 7.00%*		$56,376
2,856	Southern Co. (Preference Shares), 6.50%		72,114
			487,727
	Total Preferred Stocks (cost $3,665,994)		$5,491,210
	Total Long-Term Investments (cost $573,294,968)		$594,792,768
SHORT-TERM INVESTMENTS - 3.6%
	Repurchase Agreements - 0.3%
$ 1,615,719
Fixed Income Clearing Corp.
Repurchase Agreement dated
07/31/2026 at 3.64%, due on
08/03/2026 with a maturity value of
$1,616,209; collateralized by
U.S. Treasury Note at 3.88%,
maturing 04/15/2029, with a market
value of $1,648,070
			$1,615,719
	Securities Lending Collateral - 1.3%
7,386,117	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(22)		7,386,117
	U.S. Treasury Securities - 2.0%
	U.S. Treasury Bills - 2.0%
10,030,000	3.59%, 08/25/2026(23)		10,005,357
290,000	3.61%, 09/08/2026(23)		288,881
505,000	3.78%, 11/03/2026(23)		500,245
720,000	3.83%, 10/27/2026(23)		713,777
			11,508,260
	Total Short-Term Investments (cost $20,509,452)		$20,510,096
	Total Investments Excluding Purchased Options (cost $593,804,420)	108.5%	$615,302,864
	Total Purchased Options (cost $46,298)	0.0%	$25,603
	Total Investments (cost $593,850,718)	108.5%	$615,328,467
	Other Assets and Liabilities	(8.5)%	(48,322,522)
	Net Assets	100.0%	$567,005,945
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$128,772,461, representing 22.7% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Security is a zero-coupon bond.
(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the aggregate value of these securities was $32,189,064, representing 5.7% of net assets.

(6)	Represents entire or partial securities on loan.
(7)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(10)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2026.

(12)
This security, or a portion of this security, has unfunded loan commitments. As of
July 31, 2026, the aggregate value of the unfunded commitment was $1,276,800, which represents to 0.2% of total net assets.

(13)	Securities disclosed are interest-only strips.
(14)	Represents or includes a TBA transaction.
(15)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2026, the market value of securities pledged was $6,054,722.

130

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

(16)	All, or a portion of the security, was pledged as collateral in connection with OTC derivatives. As of July 31, 2026, the market value of securities pledged was $10,020.
(17)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2026, the market value of securities pledged was $1,065,066.
(18)	All, or a portion of the security, was pledged as collateral against open forward foreign currency exchange contracts. As of July 31, 2026, the market value of securities pledged was $38,730.
(19)	Investment valued using significant unobservable inputs.
(20)	Perpetual security with no stated maturity date.
(21)	Currently no rate available.
(22)	Current yield as of period end.
(23)	The rate shown represents current yield to maturity.

OTC Option Contracts Outstanding at July 31, 2026
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call USD vs. Put PLN	MSC(1)	3.63	USD	10/23/2026	331,000	USD	331,000	$10,272	$7,935	$2,337
Call USD vs. Put ZAR	BOA	16.13	USD	08/24/2026	252,000	USD	252,000	6,811	8,568	(1,757)
Total Call								$17,083	$16,503	$580
Put
Call CNY vs. Put USD	JPM	6.67	USD	09/29/2026	468,000	USD	468,000	$440	$1,825	$(1,385)
Call CNY vs. Put USD	BOA	6.66	USD	09/30/2026	477,000	USD	477,000	344	1,704	(1,360)
Call PLN vs. Put USD	MSC(1)	3.63	USD	10/23/2026	331,000	USD	331,000	1,368	7,935	(6,567)
Call ZAR vs. Put USD	BOA	16.13	USD	08/24/2026	252,000	USD	252,000	464	7,718	(7,254)
Call ZAR vs. Put USD	JPM	16.43	USD	12/16/2026	333,000	USD	333,000	5,904	10,613	(4,709)
Total Put								$8,520	$29,795	$(21,275)
Total purchased OTC option contracts								$25,603	$46,298	$(20,695)
Written option contracts:
Call
Call USD vs. Put THB	BOA	30.70	USD	08/24/2026	(504,000)	USD	(504,000)	$(40,004)	$(11,587)	$(28,417)
Call USD vs. Put THB	BOA	32.18	USD	10/23/2026	(397,000)	USD	(397,000)	(13,049)	(10,543)	(2,506)
Total Call								$(53,053)	$(22,130)	$(30,923)
Puts
Call THB vs. Put USD	BOA	30.70	USD	08/24/2026	(504,000)	USD	(504,000)	$—	$(10,785)	$10,785
Call THB vs. Put USD	BOA	32.18	USD	10/23/2026	(397,000)	USD	(397,000)	(1,147)	(9,698)	8,551
Call ZAR vs. Put USD	JPM	15.61	USD	12/16/2026	(333,000)	USD	(333,000)	(1,236)	(3,677)	2,441
Total puts								$(2,383)	$(24,160)	$21,777
Total Written Option Contracts OTC option contracts								$(55,436)	$(46,290)	$(9,146)

(1)	As of July 31, 2026, the counterparty had deposited in a segregated account securities with a value of $249,976 in connection with OTC derivatives.

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	170	09/15/2026	$12,933,572	$(149,910)
Euro-BTP Italian Bond Future	47	09/08/2026	6,298,896	770
HKG Hang Seng Index Future	7	08/28/2026	1,157,681	29,945
Japanese 10-Year Bond Future	10	09/14/2026	7,986,550	(47,178)
Long Gilt Future	121	09/28/2026	14,104,602	(126,762)
MSCI Emerging Markets Index Future	105	09/18/2026	8,622,075	(567,584)
MSCI Singapore Index Future	25	08/28/2026	1,014,757	13,798
S&P 500 (E-Mini) Future	44	09/18/2026	16,542,350	9,398
S&P TSX 60 Future	1	09/17/2026	297,393	4,259
TOPIX Future	3	09/10/2026	751,673	(17,131)
U.S. Treasury 2-Year Note Future	16	09/30/2026	3,289,750	(4,153)
U.S. Treasury 5-Year Note Future	19	09/30/2026	2,013,555	(7,962)
U.S. Treasury 10-Year Note Future	366	09/21/2026	39,528,000	(494,999)

131

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Futures Contracts Outstanding at July 31, 2026 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
U.S. Treasury 10-Year Ultra Future	279	09/21/2026	$30,607,172	$(517,049)
U.S. Treasury Long Bond Future	108	09/21/2026	11,697,750	(331,507)
U.S. Treasury Ultra Bond Future	10	09/21/2026	1,096,875	(30,453)
Total				$(2,236,518)
Short position contracts:
CAC 40 Index Future	(6)	08/21/2026	$(589,559)	$(10,175)
Canadian 10-Year Bond Future	(53)	09/18/2026	(4,490,737)	75,542
DAX Index Future	(1)	09/18/2026	(741,187)	(17,790)
Euro BUXL 30-Year Bond Future	(2)	09/08/2026	(244,053)	941
Euro STOXX 50 Future	(13)	09/18/2026	(955,373)	(22,044)
Euro-BOBL Future	(140)	09/08/2026	(18,378,441)	122,753
Euro-BUND Future	(14)	09/08/2026	(2,007,680)	251
Euro-Schatz Future	(145)	09/08/2026	(17,632,785)	39,292
French Government Bond Future	(36)	09/08/2026	(4,862,464)	9,770
FTSE 100 Index Future	(46)	09/18/2026	(6,735,923)	(159,572)
SPI 200 Future	(3)	09/17/2026	(471,956)	(4,386)
Stockholm OMXS30 Index Future	(3)	08/21/2026	(102,644)	(2,913)
Total				$31,669
Total futures contracts				$(2,204,849)

TBA Sale Commitments Outstanding at July 31, 2026
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 4.50%	$6,475,000	08/20/2056	$(6,068,024)	$100,043
Government National Mortgage Association, 5.00%	830,000	08/01/2056	(803,002)	7,349
Government National Mortgage Association, 5.50%	5,615,000	08/20/2056	(5,577,855)	16,071
Uniform Mortgage-Backed Security, 2.00%	7,065,000	08/13/2056	(5,501,869)	77,204
Uniform Mortgage-Backed Security, 2.50%	7,895,000	08/13/2056	(6,435,572)	90,916
Uniform Mortgage-Backed Security, 2.50%	1,810,000	09/14/2056	(1,474,777)	8,650
Uniform Mortgage-Backed Security, 3.00%	3,995,000	08/01/2056	(3,405,268)	68,190
Uniform Mortgage-Backed Security, 5.00%	2,850,000	08/13/2056	(2,750,153)	38,377
Uniform Mortgage-Backed Security, 5.00%	20,000	08/01/2041	(19,901)	150
Uniform Mortgage-Backed Security, 5.50%	855,000	08/01/2056	(846,112)	3,544
Total TBA sale commitments (proceeds receivable $33,293,027)			$(32,882,533)	$410,494
At July 31, 2026, the aggregate market value of TBA Sale Commitments represents (5.8)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at July 31, 2026
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
BNP Paribas SA	GSC	EUR	525,000	(1.00%)	06/20/2031	Quarterly	$4,323	$—	$(4,414)	$(8,737)
Total OTC credit default swap contracts							$4,323	$—	$(4,414)	$(8,737)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

132

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

OTC Total Return Swap Contracts Outstanding at July 31, 2026
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	MSC(1)	USD	9,050,000	(3.63% )	09/20/2026	Quarterly	$—	$—	$181,678	$181,678
S&P 500 Consumer Discretionary Index	NOM	USD	190	4.23%	08/05/2026	At Maturity	—	—	2,316	2,316
S&P 500 Consumer Staples Index	NOM	USD	216	(4.28% )	08/05/2026	At Maturity	—	—	2,821	2,821
S&P 500 Energy Sector Total Return Index	NOM	USD	364	(4.28% )	08/05/2026	At Maturity	—	—	87,202	87,202
S&P 500 Healthcare Index	NOM	USD	300	(4.28% )	08/05/2026	At Maturity	—	—	465	465
S&P 500 Industrials Index	NOM	USD	187	4.23%	08/05/2026	At Maturity	—	—	18,387	18,387
S&P 500 Information Technology Index	NOM	USD	41	4.23%	08/05/2026	At Maturity	—	—	6,405	6,405
S&P 500 Materials Index	NOM	USD	484	(4.28% )	08/05/2026	At Maturity	—	—	(25,762)	(25,762)
S&P 500 Telecommunication Services Index	NOM	USD	215	4.23%	08/05/2026	At Maturity	—	—	8,365	8,365
S&P 500 Utilities Sector Total Return Index	NOM	USD	687	4.23%	08/05/2026	At Maturity	—	—	25,287	25,287
Total OTC total return swap contracts							$—	$—	$307,164	$307,164

(1)	As of July 31, 2026, the counterparty had deposited in a segregated account securities with a value of $249,976 in connection with OTC derivatives.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.S46.V1	USD	2,577	(5.00%)	06/20/2031	Quarterly	$—	$(175)	$(208)	$(33)
Total						$—	$(175)	$(208)	$(33)
Credit default swaps on single-name issues:
Buy protection:
Barclays PLC	EUR	425,000	(1.00%)	06/20/2031	Quarterly	$2,332	$—	$(1,224)	$(3,556)
Sell protection:
Worldline SA (BB)	EUR	225,000	5.00%	06/20/2031	Quarterly	$—	$(40,606)	$(39,185)	$1,421
Total						$2,332	$(40,606)	$(40,409)	$(2,135)
Total centrally cleared credit default swap contracts						$2,332	$(40,781)	$(40,617)	$(2,168)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 mo. MXN TIIE	7.44% Fixed	MXN	7,149,000	07/19/2029	Lunar	$—	$(17)	$221	$238
7.75% Fixed	1 mo. MXN TIIE	MXN	7,501,000	04/23/2031	Lunar	—	—	76	76
7.85% Fixed	1 mo. MXN TIIE	MXN	1,040,000	03/04/2033	Lunar	21	—	439	418
3.88% Fixed	12 mo. USD SOFR	USD	950,000	05/31/2029	Annual	—	—	6,485	6,485
4.12% Fixed	12 mo. USD SOFR	USD	675,000	11/30/2030	Annual	7	—	1,267	1,260
3.60% Fixed	12 mo. USD SOFR	USD	1,325,000	11/15/2032	Annual	—	—	44,817	44,817
4.15% Fixed	12 mo. USD SOFR	USD	1,450,000	05/31/2033	Annual	—	(34)	6,886	6,920
4.16% Fixed	12 mo. USD SOFR	USD	2,855,000	03/19/2045	Annual	—	(13,793)	135,398	149,191
3 mo. COP CPIBR	11.62% Fixed	COP	835,167,000	09/16/2036	Quarterly	—	—	20,836	20,836
3 mo. THB THOR	2.30% Fixed	THB	8,859,000	09/16/2036	Quarterly	—	(151)	2,505	2,656
7.41% Fixed	3 mo. ZAR JIBAR	ZAR	3,869,000	09/16/2031	Quarterly	—	—	3,443	3,443
3 mo. ZAR JIBAR	7.82% Fixed	ZAR	5,080,000	09/16/2033	Quarterly	102	—	(3,115)	(3,217)
3 mo. ZAR JIBAR	8.08% Fixed	ZAR	13,873,000	09/16/2036	Quarterly	71	—	(14,985)	(15,056)
5.07% Fixed	6 mo. CLP CLICP	CLP	171,861,000	09/16/2031	Semi-Annual	—	—	1,215	1,215
5.07% Fixed	6 mo. CLP CLICP	CLP	153,103,000	09/16/2031	Semi-Annual	—	—	1,082	1,082
6 mo. CZK PRIBOR	4.59% Fixed	CZK	12,512,000	09/16/2028	Annual	—	—	1,870	1,870
6 mo. HUF BIBOR	5.41% Fixed	HUF	84,127,000	09/16/2031	Annual	—	—	1,434	1,434
5.17% Fixed	6 mo. HUF BIBOR	HUF	28,093,000	09/16/2036	Annual	—	—	2	2
6.72% Fixed	6 mo. INR MIBOR	INR	16,958,000	09/16/2031	Semi-Annual	24	—	(2,159)	(2,183)
4.68% Fixed	6 mo. PLN WIBOR	PLN	547,000	09/16/2031	Annual	100	—	(1,707)	(1,807)
BZDIOVRA	13.47% Fixed	BRL	239,409	01/03/2028	At Maturity	3	—	(231)	(234)

133

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2026 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BZDIOVRA	14.67% Fixed	BRL	1,910,899	01/02/2029	At Maturity	$—	$—	$5,473	$5,473
BZDIOVRA	14.12% Fixed	BRL	1,887,960	01/02/2029	At Maturity	—	—	672	672
BZDIOVRA	14.04% Fixed	BRL	1,952,210	01/02/2029	At Maturity	2	—	(6)	(8)
BZDIOVRA	13.18% Fixed	BRL	1,005,772	01/02/2029	At Maturity	—	—	(4,204)	(4,204)
BZDIOVRA	14.01% Fixed	BRL	1,047,137	01/02/2031	At Maturity	—	(30)	(1,826)	(1,796)
Total centrally cleared interest rate swaps contracts						$330	$(14,025)	$205,888	$219,583

Foreign Currency Contracts Outstanding at July 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
103,395,000	ARS	64,541	USD	CBK	09/14/2026	$3,059
124,450,000	ARS	69,916	USD	CBK	10/16/2026	9,862
131,160,000	ARS	82,751	USD	CBK	11/30/2026	(1,068)
125,515,000	ARS	77,216	USD	CBK	12/02/2026	849
92,430,000	ARS	55,681	USD	BNP	02/02/2027	(340)
50,000	AUD	35,160	USD	SCB	09/16/2026	(8)
4,404,000	BRL	833,570	USD	MSC(1)	09/02/2026	27,892
1,225,000	BRL	233,617	USD	BNP	09/02/2026	6,005
410,000	BRL	78,781	USD	CBK	09/02/2026	1,419
185,000	BRL	35,463	USD	GSC	09/02/2026	724
405,000	BRL	78,855	USD	JPM	09/02/2026	366
11,450,000	CLP	12,499	USD	GSC	09/16/2026	(180)
41,300,000	CLP	44,731	USD	MSC(1)	09/16/2026	(294)
34,350,000	CLP	37,582	USD	BNP	09/16/2026	(623)
322,223,000	CLP	350,696	USD	UBS	09/16/2026	(4,002)
1,833,000	CNH	270,731	USD	JPM	09/16/2026	1,652
1,333,000	CNH	197,609	USD	BOA	09/16/2026	474
523,000	CNH	77,440	USD	DEUT	09/16/2026	277
294,000	CNH	43,457	USD	SGG	09/16/2026	231
2,274,000	CNH	337,772	USD	SCB	09/16/2026	144
846,000	CNH	125,790	USD	HSBC	09/16/2026	(75)
296,000,000	COP	81,858	USD	CBK	09/16/2026	10,939
693,877,000	COP	209,705	USD	DEUT	09/16/2026	7,830
158,500,000	COP	46,399	USD	BNP	09/16/2026	3,291
436,000,000	COP	134,071	USD	BOA	09/16/2026	2,617
71,700,000	COP	21,710	USD	MSC(1)	09/16/2026	768
3,143,000	CZK	147,282	USD	CBK	09/16/2026	2,428
6,652,000	CZK	316,113	USD	BCLY	09/16/2026	741
700,000	CZK	33,203	USD	JPM	09/16/2026	140
1,630,000	CZK	78,351	USD	DEUT	09/16/2026	(710)
7,780,000	EGP	145,366	USD	BOA	09/16/2026	4,111
2,360,000	EGP	47,060	USD	CBK	09/16/2026	(1,717)
9,030,000	EGP	170,169	USD	BOA	10/05/2026	2,160
2,380,000	EGP	44,611	USD	CBK	12/23/2026	(617)
792,000	EGP	14,966	USD	BOA	12/31/2026	(370)
1,188,000	EGP	22,373	USD	CBK	12/31/2026	(479)
55,628	EUR	64,063	USD	BNP	08/28/2026	158
6,134	EUR	7,000	USD	SCB	08/28/2026	82
425,000	EUR	486,760	USD	SSG	09/16/2026	4,250
345,000	EUR	395,497	USD	RBS	09/16/2026	3,087
212,000	EUR	243,199	USD	BMO	09/16/2026	1,728
496,000	EUR	571,447	USD	DEUT	09/16/2026	1,591
165,000	EUR	189,125	USD	JPM	09/16/2026	1,501
146,000	EUR	167,203	USD	CBK	09/16/2026	1,473
374,000	EUR	430,822	USD	UBS	09/16/2026	1,267
58,000	EUR	66,436	USD	BNP	09/16/2026	572
12,000	EUR	13,672	USD	SCB	09/16/2026	192
59,000	GBP	78,509	USD	DEUT	09/16/2026	1,007
62,000	GBP	83,543	USD	UBS	09/16/2026	16
5,800,000	HUF	18,517	USD	MSC(1)	09/16/2026	(223)
15,800,000	HUF	50,904	USD	BNP	09/16/2026	(1,070)
27,000,000	HUF	86,365	USD	GSC	09/16/2026	(1,206)

134

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
87,427,000	HUF	283,426	USD	BOA	09/16/2026	$(7,677)
13,110,939,000	IDR	724,380	USD	DEUT	09/16/2026	849
2,026,000,000	IDR	111,502	USD	CBK	09/16/2026	565
4,512,000,000	IDR	249,817	USD	GSC	09/16/2026	(235)
1,445,000,000	IDR	80,345	USD	MSC(1)	09/16/2026	(415)
65,131,000	INR	677,544	USD	GSC	09/16/2026	2,291
1,860,000	INR	19,556	USD	MSC(1)	09/16/2026	(142)
6,910,000	INR	72,715	USD	JPM	09/16/2026	(588)
21,380,000	INR	224,173	USD	CBK	09/16/2026	(1,009)
249,870,000	KRW	164,645	USD	JPM	09/16/2026	10,731
231,030,000	KRW	152,176	USD	MSC(1)	09/16/2026	9,977
118,180,000	KRW	78,638	USD	GSC	09/16/2026	4,310
70,400,000	KZT	138,554	USD	DEUT	09/16/2026	7,350
590,000	MXN	32,633	USD	MSC(1)	09/08/2026	1,321
71,000	MXN	3,928	USD	JPM	09/08/2026	158
5,028,000	MXN	286,900	USD	UBS	09/17/2026	2,230
2,481,000	MXN	141,074	USD	RBC	09/17/2026	1,593
2,192,000	MXN	124,891	USD	DEUT	09/17/2026	1,157
3,368,000	MXN	192,673	USD	CBK	09/17/2026	1,000
1,920,000	MXN	109,477	USD	GSC	09/17/2026	931
860,000	MXN	48,884	USD	WFB	09/17/2026	569
570,000	MXN	32,497	USD	SSG	09/17/2026	281
910,000	MXN	52,376	USD	BOA	09/17/2026	(48)
540,000	MXN	31,156	USD	BNP	09/17/2026	(104)
90,000	MYR	22,036	USD	DEUT	09/17/2026	19
30,000	MYR	7,404	USD	SCB	09/17/2026	(52)
60,000	MYR	14,759	USD	HSBC	09/17/2026	(56)
455,000	MYR	112,097	USD	BNP	09/17/2026	(596)
44,584,000	NGN	31,597	USD	GSC	09/02/2026	572
53,666,000	NGN	38,360	USD	BOA	09/02/2026	362
17,587,000	NGN	12,517	USD	BOA	09/16/2026	93
40,765,000	NGN	29,201	USD	GSC	09/16/2026	28
110,000	NZD	64,324	USD	BNP	09/16/2026	563
275,000	PEN	80,602	USD	DEUT	09/16/2026	167
165,000	PEN	48,644	USD	MSC(1)	09/16/2026	(182)
270,000	PEN	79,623	USD	BOA	09/16/2026	(322)
690,000	PEN	203,193	USD	GSC	09/16/2026	(536)
1,355,000	PEN	398,830	USD	CBK	09/16/2026	(857)
9,130,000	PHP	147,926	USD	CBK	09/16/2026	1,109
3,150,000	PHP	51,219	USD	DEUT	09/16/2026	200
115,000	PLN	30,323	USD	SCB	09/16/2026	460
105,000	PLN	27,864	USD	BOA	09/16/2026	242
65,000	PLN	17,296	USD	RBC	09/16/2026	103
150,000	PLN	40,650	USD	DEUT	09/16/2026	(499)
1,573,000	PLN	425,433	USD	CBK	09/16/2026	(4,380)
360,000	RON	78,140	USD	CBK	09/16/2026	751
235,000	RON	51,335	USD	BOA	09/16/2026	163
4,000	RON	870	USD	DEUT	09/16/2026	7
594,000	RON	130,305	USD	BNP	09/16/2026	(134)
450,000	SGD	350,533	USD	CBK	09/16/2026	1,557
136,000	SGD	105,848	USD	DEUT	09/16/2026	561
91,000	THB	2,959	USD	BOA	08/26/2026	(228)
1,160,000	THB	34,674	USD	CBK	09/16/2026	195
1,670,000	THB	50,519	USD	BOA	09/16/2026	(320)
2,300,000	THB	71,028	USD	SCB	09/16/2026	(1,891)
732,000	THB	22,698	USD	BOA	10/27/2026	(619)
1,875,000	TRY	37,810	USD	HSBC	09/16/2026	112
5,015,000	TRY	101,453	USD	BCLY	09/16/2026	(22)
32,605,000	TRY	581,237	USD	BNP	12/16/2026	29,137
8,730,000	TRY	153,064	USD	BCLY	02/10/2027	2,993
32,605,000	TRY	541,602	USD	BCLY	03/17/2027	23,848
1,620,000	ZAR	95,237	USD	SCB	09/16/2026	2,456
1,060,000	ZAR	63,315	USD	BOA	09/16/2026	607
9,603,000	ZAR	578,692	USD	GSC	09/16/2026	408
140,000	ZAR	8,495	USD	MSC(1)	09/16/2026	(52)

135

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,300,000	ZAR	78,477	USD	DEUT	09/16/2026	$(82)
1,804,000	ZAR	110,417	USD	UBS	09/16/2026	(1,629)
4,250,000	ZAR	259,029	USD	CBK	09/16/2026	(2,737)
129,618	USD	185,000	AUD	BCLY	09/16/2026	(445)
120,475	USD	620,000	BRL	GSC	09/02/2026	(802)
309,158	USD	1,630,000	BRL	BNP	09/02/2026	(9,685)
64,907	USD	90,000	CAD	WFB	09/16/2026	573
279,945	USD	253,310,000	CLP	DEUT	09/16/2026	7,399
66,189	USD	61,000,000	CLP	CBK	09/16/2026	557
81,904	USD	75,700,000	CLP	UBS	09/16/2026	455
3,155	USD	2,900,000	CLP	MSC(1)	09/16/2026	35
53,846	USD	50,400,000	CLP	HSBC	09/16/2026	(381)
26,648	USD	179,000	CNH	DEUT	09/16/2026	48
54,800	USD	369,000	CNH	CBK	09/16/2026	(33)
157,131	USD	1,065,000	CNH	JPM	09/16/2026	(1,128)
100,265	USD	681,000	CNH	JPM	10/08/2026	(1,096)
100,873	USD	684,000	CNH	BOA	10/09/2026	(941)
289,407	USD	966,700,000	COP	CBK	09/16/2026	(13,660)
159,053	USD	557,800,000	COP	GSC	09/16/2026	(15,820)
218,937	USD	802,600,000	COP	UBS	09/16/2026	(32,683)
105,749	USD	2,230,000	CZK	CBK	09/16/2026	(473)
400,422	USD	8,450,000	CZK	BCLY	09/16/2026	(2,076)
21,000	USD	18,416	EUR	UBS	08/28/2026	(261)
40,874	USD	35,900	EUR	TDB	08/28/2026	(572)
5,778,800	USD	5,075,786	EUR	JPM	08/28/2026	(81,053)
14,056,987	USD	12,338,100	EUR	DEUT	08/28/2026	(187,004)
5,389,482	USD	4,656,000	EUR	DEUT	09/16/2026	10,325
162,018	USD	140,000	EUR	BNP	09/16/2026	274
142,271	USD	123,000	EUR	CBK	09/16/2026	166
16,146	USD	14,000	EUR	MSC(1)	09/16/2026	(29)
410,411	USD	357,000	EUR	UBS	09/16/2026	(2,036)
2,367,746	USD	1,779,800	GBP	BCLY	08/28/2026	(30,918)
162,038	USD	121,000	GBP	DEUT	09/16/2026	(1,036)
15,191	USD	119,000	HKD	GSC	08/28/2026	1
104,961	USD	33,000,000	HUF	CBK	09/16/2026	877
32,901	USD	10,300,000	HUF	BCLY	09/16/2026	414
27,014	USD	8,600,000	HUF	MSC(1)	09/16/2026	(110)
430,207	USD	7,754,000,000	IDR	DEUT	09/16/2026	1,295
4,195	USD	76,000,000	IDR	BOA	09/16/2026	(9)
127,883	USD	375,000	ILS	CBK	09/16/2026	5,002
55,119	USD	165,000	ILS	BCLY	09/16/2026	1,052
54,061	USD	165,000	ILS	SCB	09/16/2026	(7)
31,699	USD	3,020,000	INR	MSC(1)	09/16/2026	177
91,556	USD	8,770,000	INR	GSC	09/16/2026	15
3,859	USD	370,000	INR	BOA	09/16/2026	(3)
46,846	USD	4,530,000	INR	DEUT	09/16/2026	(439)
190,707	USD	31,180,000	JPY	JPM	08/28/2026	(5,704)
143,347	USD	211,340,000	KRW	JPM	09/16/2026	(4,986)
95,666	USD	147,020,000	KRW	BNP	09/16/2026	(7,522)
115,841	USD	57,300,000	KZT	DEUT	09/16/2026	(2,913)
36,675	USD	661,000	MXN	MSC(1)	09/08/2026	(1,364)
6,311	USD	110,000	MXN	CBK	09/17/2026	(15)
31,946	USD	560,000	MXN	SGG	09/17/2026	(256)
113,875	USD	2,003,000	MXN	MSC(1)	09/17/2026	(1,305)
211,918	USD	3,723,000	MXN	DEUT	09/17/2026	(2,168)
175,995	USD	3,120,000	MXN	BNP	09/17/2026	(3,417)
1,239,282	USD	21,721,000	MXN	UBS	09/17/2026	(9,757)
131,173	USD	225,000	NZD	ANZ	09/16/2026	(1,551)
82,160	USD	280,000	PEN	MSC(1)	09/16/2026	(78)
76,185	USD	262,000	PEN	BNP	09/16/2026	(766)
124,849	USD	428,000	PEN	CBK	09/16/2026	(858)
34,014	USD	2,100,000	PHP	GSC	09/16/2026	(266)
279,234	USD	17,260,000	PHP	DEUT	09/16/2026	(2,512)
79,368	USD	295,000	PLN	BOA	09/16/2026	404
33,199	USD	125,000	PLN	BCLY	09/16/2026	(260)

136

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
72,924	USD	274,000	PLN	GSC	09/16/2026	$(419)
93,170	USD	350,000	PLN	DEUT	09/16/2026	(517)
129,069	USD	485,000	PLN	SSG	09/16/2026	(753)
187,352	USD	705,000	PLN	CBK	09/16/2026	(1,359)
26,641	USD	97,000	PLN	MSC(1)	10/27/2026	675
125,608	USD	571,000	RON	BNP	09/16/2026	478
1,303	USD	6,000	RON	DEUT	09/16/2026	(12)
32,807	USD	150,000	RON	SGG	09/16/2026	(64)
14,324	USD	66,000	RON	MSC(1)	09/16/2026	(140)
101,650	USD	465,000	RON	CBK	09/16/2026	(251)
282,190	USD	1,294,000	RON	BOA	09/16/2026	(1,380)
246,250	USD	315,000	SGD	DEUT	09/16/2026	(213)
105,149	USD	135,000	SGD	CBK	09/16/2026	(478)
167,043	USD	215,000	SGD	UBS	09/16/2026	(1,177)
178,843	USD	5,870,000	THB	SCB	09/16/2026	2,395
27,591	USD	920,000	THB	DEUT	09/16/2026	(64)
63,904	USD	2,130,000	THB	BCLY	09/16/2026	(122)
80,023	USD	2,670,000	THB	CBK	09/16/2026	(236)
47,794	USD	1,600,000	THB	JPM	09/16/2026	(301)
142,157	USD	4,750,000	THB	BOA	09/16/2026	(626)
586,358	USD	32,605,000	TRY	BCLY	12/16/2026	(24,017)
150,621	USD	8,730,000	TRY	JPM	02/10/2027	(5,436)
247,203	USD	14,695,000	TRY	UBS	03/17/2027	(7,644)
300,311	USD	17,910,000	TRY	GSC	03/17/2027	(10,292)
29,720	USD	481,000	ZAR	BOA	08/26/2026	666
393,590	USD	6,505,000	ZAR	CBK	09/16/2026	1,312
106,576	USD	1,760,000	ZAR	BOA	09/16/2026	441
51,116	USD	850,000	ZAR	MSC(1)	09/16/2026	(142)
137,905	USD	2,310,000	ZAR	GSC	09/16/2026	(1,398)
161,039	USD	2,730,000	ZAR	HSBC	09/16/2026	(3,591)
100,639	USD	1,653,000	ZAR	JPM	12/18/2026	1,694
Total foreign currency contracts						$(273,765)

(1)	As of July 31, 2026, the counterparty had deposited in a segregated account securities with a value of $249,976 in connection with OTC derivatives.

Foreign Cross Currency Contracts Outstanding at July 31, 2026
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	884,300	GSC	08/28/2026	GBP	883,562	$738
EUR	6,071	BNYM	08/28/2026	GBP	6,065	6
Total foreign cross currency contracts						$744
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

137

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$75,204,518	$—	$75,204,518	$—
Convertible Bonds	12,637,891	—	12,637,891	—
Corporate Bonds	83,937,119	—	83,937,119	—
Foreign Government Obligations	22,988,453	—	22,988,453	—
Municipal Bonds	130,012	—	130,012	—
Senior Floating Rate Interests	38,760,909	—	38,760,909	—
U.S. Government Agencies	80,826,082	—	80,826,082	—
U.S. Government Securities	72,100,923	—	72,100,923	—
Common Stocks	140,886,891	71,879,924	69,006,967	—
Convertible Preferred Stocks	44,634	44,634	—	—
Equity Linked Securities	60,729,281	—	60,729,281	—
Exchange-Traded Funds	1,054,845	1,054,845	—	—
Preferred Stocks	5,491,210	2,709,379	2,781,831	—
Short-Term Investments	20,510,096	7,386,117	13,123,979	—
Purchased Options	25,603	—	25,603	—
Foreign Currency Contracts(2)	254,403	—	254,403	—
Futures Contracts(2)	306,719	306,719	—	—
Swaps - Credit Default(2)	1,421	—	1,421	—
Swaps - Interest Rate(2)	248,088	—	248,088	—
Swaps- Total Return(2)	332,926	—	332,926	—
Total	$616,472,024	$83,381,618	$533,090,406	$—
Liabilities
Foreign Currency Contracts(2)	$(527,424)	$—	$(527,424)	$—
Futures Contracts(2)	(2,511,568)	(2,511,568)	—	—
Swaps - Credit Default(2)	(12,326)	—	(12,326)	—
Swaps - Interest Rate(2)	(28,505)	—	(28,505)	—
Swaps - Total Return(2)	(25,762)	—	(25,762)	—
TBA Sale Commitments	(32,882,533)	—	(32,882,533)	—
Written Options	(55,436)	—	(55,436)	—
Total	$(36,043,554)	$(2,511,568)	$(33,531,986)	$—

(1)
For the period ended July 31, 2026, investments valued at $1,078,852 were transferred out of Level 3 due to the availability of active market prices which has been determined to be significant observable input. There were no transfers into Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2026 is not presented.

138

The Hartford Municipal Opportunities Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
	Commercial Mortgage-Backed Securities - 1.0%
	FRETE Trust
$ 2,657,569	Series 2026-ML33, 4.51%, 10/25/2040(1)	$2,694,364
2,856,736	Series 2026-ML34, 4.63%, 12/25/2042(1)	2,910,466
14,045,277	Series 2026-ML35, 5.06%, 01/25/2043(1)	14,779,230
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $21,000,225)	$20,384,060
MUNICIPAL BONDS - 95.8%
	Alabama - 9.1%
1,250,000	Alabama Federal Aid Highway Finance Auth, AL, Rev 5.00%, 09/01/2034	$1,279,379
7,445,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 04/01/2055	8,009,208
	Black Belt Energy Gas Dist, AL, Rev
2,955,000	4.00%, 10/01/2052(1)	2,981,000
5,715,000	5.00%, 07/01/2033	5,910,093
4,655,000	5.00%, 10/01/2033	4,871,173
3,970,000	5.00%, 12/01/2034	4,168,229
14,795,000	5.00%, 10/01/2035	15,247,930
3,460,000	5.00%, 12/01/2035	3,592,264
4,200,000	5.00%, 10/01/2055(1)	4,350,420
7,385,000	5.25%, 02/01/2053(1)	7,699,609
1,630,000	5.25%, 12/01/2053(1)	1,733,140
7,000,000	5.50%, 06/01/2049(1)	7,296,841
1,415,000	City of Birmingham Regional Water Works, AL, Rev 5.00%, 01/01/2029	1,428,581
	Energy Southeast A Cooperative Dist, AL, Rev
12,830,000	5.00%, 11/01/2033	13,425,935
5,665,000	5.50%, 11/01/2053(1)	5,982,996
3,000,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2042	3,036,138
	Lower Alabama Gas Dist, AL, Rev
3,000,000	5.00%, 09/01/2028	3,083,600
4,000,000	5.00%, 09/01/2031	4,143,343
1,265,000	5.00%, 09/01/2046	1,282,588
11,500,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 08/01/2054(1)	12,033,672
	Southeast Energy Auth A Cooperative Dist, AL, Rev
36,000,000	5.00%, 10/01/2030	38,159,309
3,235,000	5.00%, 09/01/2035	3,426,627
7,060,000	5.00%, 11/01/2035	7,305,413
1,415,000	5.00%, 01/01/2054(1)	1,481,635
10,000,000	5.00%, 05/01/2055(1)	10,546,249
9,625,000	5.25%, 03/01/2055(1)	9,811,722
2,165,000	5.50%, 01/01/2053(1)	2,288,324
1,000,000	State of Alabama Docks Department, AL, Rev, (AG) 5.00%, 10/01/2032	1,013,324
		185,588,742
	Alaska - 1.2%
3,765,000	Alaska Housing Finance Corp., AK, Rev 2.90%, 12/01/2044	2,991,565
	CIVICVentures, AK, Rev
3,370,000	5.00%, 09/01/2036	3,603,434
5,315,000	5.00%, 09/01/2037	5,636,899
2,135,000	5.00%, 09/01/2038	2,254,625
	Northern Tobacco Securitization Corp., AK, Rev
1,385,000	4.00%, 06/01/2036	1,398,274
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Alaska - 1.2% - (continued)
$ 2,255,000	4.00%, 06/01/2038	$2,258,172
	State of Alaska International Airports System, AK, Rev
2,245,000	5.00%, 10/01/2032	2,468,931
3,000,000	5.00%, 10/01/2035	3,293,058
		23,904,958
	Arizona - 0.4%
	Maricopa County Industrial Dev Auth, AZ, Rev
1,965,000	4.00%, 10/15/2047(2)	1,687,121
3,000,000	5.00%, 01/01/2038(3)	3,267,792
2,940,000	Tempe Industrial Dev Auth, AZ, Rev 3.50%, 12/01/2030	2,906,995
		7,861,908
	California - 7.3%
7,960,000	Bay Area Toll Auth, CA, Rev 2.46%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(1)	7,938,481
	California Community Choice Financing Auth, CA, Rev
11,030,000	5.00%, 11/01/2033	11,676,310
3,275,000	5.00%, 07/01/2035	3,538,280
5,460,000	5.00%, 12/01/2035	5,823,033
14,325,000	5.00%, 06/01/2036	15,246,887
2,000,000	5.00%, 05/01/2054(1)	2,086,708
6,210,000	5.00%, 12/01/2055(1)	6,392,950
3,570,000	5.00%, 01/01/2056(1)	3,603,543
12,000,000	5.00%, 10/01/2056(1)	12,663,632
2,000,000	5.25%, 11/01/2054(1)	2,087,903
13,375,000	5.50%, 05/01/2054(1)	13,858,001
1,250,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2035	1,285,111
	California Health Facs Financing Auth, CA, Rev
1,000,000	5.00%, 02/01/2029	1,011,343
3,335,000	5.00%, 12/01/2032	3,581,797
	California Municipal Finance Auth, CA, Rev
3,000,000	5.00%, 12/31/2027	3,053,702
775,000	(BAM) 5.00%, 05/15/2028	802,710
800,000	(BAM) 5.00%, 05/15/2031	861,861
960,000	5.00%, 11/01/2035(2)	995,775
965,000	5.00%, 01/01/2041(2)	974,732
1,000,000	5.13%, 11/01/2040(2)	1,015,402
1,000,000	5.50%, 09/01/2056	1,066,917
700,000	City of Fontana, CA, Special Tax 4.00%, 09/01/2051	604,427
	City of Los Angeles Department of Airports, CA, Rev
6,570,000	3.00%, 05/15/2039	5,585,753
7,000,000	5.00%, 05/15/2039	7,454,215
2,600,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2031(4)	2,150,132
47,955,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(4)	4,482,574
5,225,000	Long Beach Bond Finance Auth, CA, Rev 4.07%, 11/15/2027, 3 mo. USD Term SOFR + 1.45%(1)	5,277,798
1,000,000	Los Angeles Department of Water & Power, CA, Rev, (BAM) 5.25%, 07/01/2044	1,068,976
	Orange County Community Facs Dist, CA, Special Tax
980,000	5.00%, 08/15/2034	980,892

139

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	California - 7.3% - (continued)
$ 1,000,000	5.00%, 08/15/2036	$1,000,718
3,275,000	5.00%, 08/15/2041	3,298,712
	River Islands Public Financing Auth, CA, Special Tax,
1,000,000	(AG) 0.00%, 09/01/2053(4)	248,248
1,250,000	(AG) 0.00%, 09/01/2054(4)	293,116
2,000,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2048	2,009,247
	San Bernardino Community College Dist, CA, GO
1,000,000	0.00%, 08/01/2045(4)	396,964
1,885,000	0.00%, 08/01/2046(4)	699,612
15,000	San Diego Redev Agency Successor Agency, CA, Rev 5.25%, 09/01/2026	15,022
2,065,000	Santa Margarita Water Dist, CA, Special Tax 5.00%, 09/01/2028	2,067,857
	University of California, CA, Rev
4,895,000	5.00%, 11/15/2039	5,540,868
1,840,000	5.25%, 05/15/2040	2,127,866
2,920,000	5.50%, 05/15/2040	3,319,175
		148,187,250
	Colorado - 2.3%
	Baseline Metropolitan Dist No. 1, CO, GO,
475,000	(AG) 5.00%, 12/01/2027	488,142
575,000	(AG) 5.00%, 12/01/2028	601,486
625,000	(AG) 5.00%, 12/01/2029	662,804
	City & County of Denver Airport System, CO, Rev
1,000,000	5.00%, 12/01/2034	1,087,008
2,475,000	5.75%, 11/15/2039	2,707,089
	Colorado Health Facs Auth, CO, Rev
1,320,000	4.00%, 12/01/2040	1,256,184
1,120,000	5.00%, 12/01/2031	1,192,540
1,175,000	5.00%, 12/01/2032	1,258,253
945,000	5.00%, 12/01/2033	1,016,617
6,500,000	5.00%, 09/01/2035	7,026,150
3,760,000	5.00%, 05/15/2037	4,019,651
500,000	5.00%, 11/15/2059(1)	537,126
1,000,000	5.25%, 11/01/2039	1,060,912
3,030,000	Colorado Housing & Finance Auth, CO, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 11/01/2055	3,382,043
1,140,000	Denver City & County Housing Auth, CO, Rev 5.00%, 06/01/2029	1,178,408
1,500,000	Denver City & County School Dist No. 1, CO, GO, (ST AID WITHHLDG) 5.00%, 12/01/2027	1,548,673
1,470,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	1,475,666
	E-470 Public Highway Auth, CO, Rev
1,065,000	0.00%, 09/01/2037(4)	669,936
1,500,000	0.00%, 09/01/2038(4)	891,246
1,195,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2033	1,232,219
1,000,000	Park Creek Metropolitan Dist, CO, Tax Allocation, (AG) 5.00%, 12/01/2032	1,090,861
1,035,000	Regional Transportation Dist, CO, Rev 5.00%, 07/15/2031	1,089,807
5,690,000	Southern Ute Indian Tribe of the Southern Ute Reservation, CO, GO 5.00%, 04/01/2035(2)	6,026,094
	University of Colorado Hospital Auth, CO, Rev
210,000	5.00%, 11/15/2026	211,410
300,000	5.00%, 11/15/2027	308,722
200,000	5.00%, 11/15/2028	209,599
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Colorado - 2.3% - (continued)
$ 1,785,000	5.00%, 11/15/2029	$1,899,747
2,500,000	5.00%, 11/15/2031	2,724,829
225,000	Vauxmont Metropolitan Dist, CO, GO, (AG) 5.00%, 12/15/2030	229,694
		47,082,916
	Connecticut - 1.1%
3,000,000	Aquarion Water Auth, CT, Rev, (BAM) 0.00%, 08/01/2044(4)	1,280,236
845,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 05/15/2047	847,620
	Connecticut State Health & Educational Facs Auth, CT, Rev
2,665,000	2.95%, 07/01/2049(1)	2,668,144
450,000	5.00%, 08/01/2034	497,263
1,500,000	5.00%, 07/01/2035	1,663,263
475,000	5.00%, 08/01/2035	526,776
1,250,000	5.00%, 07/01/2036	1,382,037
450,000	5.00%, 08/01/2036	500,358
1,500,000	5.00%, 07/01/2037	1,643,175
400,000	5.00%, 08/01/2037	439,763
	Connecticut State Higher Education Supplement Loan Auth, CT, Rev
500,000	5.00%, 11/15/2030	522,295
360,000	5.00%, 11/15/2032	377,810
250,000	5.00%, 11/15/2033	262,905
5,000,000	Stamford Housing Auth, CT, Rev 4.25%, 10/01/2030	5,031,625
3,980,000	State of Connecticut, CT, GO 5.00%, 10/15/2031	3,994,994
		21,638,264
	District of Columbia - 0.4%
20,975,000	Dist of Columbia Tobacco Settlement Financing Corp., DC, Rev 0.00%, 06/15/2046(4)	4,566,109
	Dist of Columbia, DC, Rev
735,000	5.00%, 07/01/2032	739,133
270,000	5.00%, 07/01/2037	270,530
3,000,000	Metropolitan Washington Airports Auth, Aviation, DC, Rev 5.00%, 10/01/2033	3,159,358
		8,735,130
	Florida - 4.3%
1,390,000	Alachua County Health Facs Auth, FL, Rev 3.63%, 10/01/2030	1,390,062
	Capital Projects Finance Auth, FL, Rev
1,315,000	5.00%, 10/01/2027	1,335,953
1,000,000	5.00%, 10/01/2028	1,027,672
750,000	Capital Trust Auth, FL, Rev 5.38%, 07/01/2065(2)	708,170
1,430,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	1,399,053
	City of Port St. Lucie, FL, Special Assessment
3,000,000	4.00%, 07/01/2028	3,003,180
3,000,000	4.00%, 07/01/2029	3,002,829
	City of Tampa, FL, Rev
1,000,000	0.00%, 09/01/2036(4)	652,166
1,000,000	0.00%, 09/01/2038(4)	585,106
1,090,000	County of Hillsborough Solid Waste & Resource Recovery, FL, Rev 5.25%, 09/01/2054	1,111,264
1,800,000	County of Lee Airport, FL, Rev 5.00%, 10/01/2056(1)	1,903,689

140

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Florida - 4.3% - (continued)
$ 2,195,000	County of Miami-Dade Seaport Department, FL, Rev 5.00%, 10/01/2038	$2,279,511
	County of Osceola Transportation, FL, Rev
1,330,000	0.00%, 10/01/2031(4)	1,070,859
1,000,000	0.00%, 10/01/2032(4)	768,102
2,065,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	1,795,029
7,565,000	Florida Housing Finance Corp., FL, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 07/01/2056	8,290,571
	Florida Local Government Finance Commission, FL, Rev
4,745,000	4.20%, 11/15/2030(2)	4,755,460
665,000	6.63%, 11/15/2045(2)	714,018
	Greater Orlando Aviation Auth, FL, Rev
4,000,000	5.00%, 10/01/2032	4,171,508
3,700,000	5.00%, 10/01/2035	4,003,970
4,000,000	5.25%, 11/01/2034	4,238,894
845,000	5.25%, 11/01/2035	890,081
705,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	705,525
50,000	Magnolia Creek Community Dev Dist, FL, Special Assessment 5.90%, 05/01/2039(5)	45,171
1,000,000	Manatee County School Dist, FL, Rev, (AG) 5.00%, 10/01/2030	1,009,712
200,000	Middleton Community Dev Dist A, FL, Special Assessment 4.55%, 05/01/2044	190,611
1,000,000	Orange County Health Facs Auth, FL, Rev 5.00%, 10/01/2041	1,044,516
8,075,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	7,610,354
	Palm Beach County Health Facs Auth, FL, Rev
585,000	5.13%, 05/15/2046	585,177
1,335,000	5.63%, 05/15/2061	1,336,767
	Polk County Industrial Dev Auth, FL, Rev
1,750,000	5.00%, 01/01/2039	1,756,297
4,850,000	5.00%, 01/01/2055	4,552,929
1,000,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2050	776,277
1,300,000	USF Financing Corp., FL, Rev 5.00%, 07/01/2035	1,437,561
795,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	750,751
7,585,000	Village Community Dev Dist No. 14, FL, Special Assessment 4.75%, 05/01/2032	7,750,329
	Village Community Dev Dist No. 15, FL, Special Assessment
745,000	4.00%, 05/01/2034(2)	740,602
1,980,000	4.80%, 05/01/2055(2)	1,836,777
965,000	5.25%, 05/01/2054(2)	956,496
5,500,000	Village Community Dev Dist No. 16, FL, Special Assessment 5.13%, 05/01/2056	5,360,694
		87,543,693
	Georgia - 4.1%
4,220,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032(1)	4,275,155
	City of Atlanta Department of Aviation, GA, Rev
4,000,000	5.00%, 07/01/2034	4,386,632
3,000,000	5.00%, 07/01/2035	3,270,890
	Cobb-Marietta Coliseum & Exhibit Hall Auth, GA, Rev
1,200,000	5.00%, 10/01/2039	1,304,928
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Georgia - 4.1% - (continued)
$ 1,750,000	5.25%, 10/01/2041	$1,925,303
	Dev Auth for Fulton County, GA, Rev
420,000	5.00%, 06/01/2036	463,475
500,000	5.00%, 06/01/2037	546,288
275,000	5.00%, 06/01/2039	295,476
1,500,000	5.00%, 07/01/2041(2)	1,493,972
1,750,000	5.25%, 07/01/2046(2)	1,741,161
	Dev Auth of Cobb County, GA, Rev
700,000	5.00%, 06/15/2036	734,619
650,000	5.00%, 06/15/2038	669,541
3,645,000	Dev Auth of Monroe County, GA, Rev 1.00%, 07/01/2049(1)	3,640,965
	Georgia Housing & Finance Auth, GA, Rev,
350,000	(FHLMC), (FNMA), (GNMA) 5.00%, 12/01/2031	380,616
385,000	(FHLMC), (FNMA), (GNMA) 5.00%, 06/01/2033	418,686
990,000	5.00%, 12/01/2042	1,037,827
5,160,000	Main Street Energy, Inc., GA, Rev 5.00%, 10/01/2033	5,402,871
	Main Street Natural Gas, Inc., GA, Rev
5,915,000	4.00%, 05/01/2052(1)	5,945,178
4,165,000	5.00%, 05/15/2032	4,271,142
7,455,000	5.00%, 07/01/2053(1)	7,797,585
2,210,000	5.00%, 09/01/2053(1)	2,320,973
6,135,000	5.00%, 12/01/2053(1)	6,458,944
635,000	5.00%, 04/01/2054(1)	667,181
6,870,000	5.00%, 05/01/2054(1)	7,236,391
6,120,000	5.00%, 12/01/2054(1)	6,432,884
3,335,000	5.00%, 06/01/2055(1)	3,538,798
	Municipal Electric Auth of Georgia, GA, Rev
1,100,000	4.00%, 01/01/2051	960,606
3,130,000	5.00%, 07/01/2052	3,147,966
	Savannah Georgia Convention Center Auth, GA, Rev,
225,000	(AG) 5.00%, 06/01/2036	245,425
225,000	(AG) 5.00%, 06/01/2037	243,606
250,000	(AG) 5.00%, 06/01/2038	268,776
275,000	(AG) 5.00%, 06/01/2039	293,314
940,000	5.25%, 06/01/2061	910,002
		82,727,176
	Guam - 0.2%
	Government of Guam Business Privilege Tax Refunding Bonds, GU, Rev
1,900,000	5.00%, 01/01/2030	1,984,027
1,180,000	5.00%, 01/01/2031	1,241,879
		3,225,906
	Hawaii - 0.1%
1,260,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2031	1,340,549
	Idaho - 0.3%
4,805,000	Idaho Housing & Finance Association, ID, Rev, (FHLMC), (FNMA), (GNMA) 5.75%, 01/01/2053	5,160,569
	Illinois - 9.1%
765,000	Champaign County Community Unit School Dist No. 4 Champaign, IL, GO 0.00%, 01/01/2027(4)	753,576
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
1,000,000	5.00%, 04/01/2046	979,293
1,000,000	5.25%, 04/01/2035	1,071,480

141

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Illinois - 9.1% - (continued)
$ 2,120,000	5.25%, 04/01/2036	$2,263,402
715,000	6.00%, 04/01/2046	722,891
	Chicago Board of Education, IL, GO
1,000,000	4.00%, 12/01/2047	791,321
8,250,000	5.00%, 12/01/2031	8,359,573
2,440,000	5.00%, 12/01/2032	2,462,126
3,000,000	5.00%, 12/01/2033	3,029,720
3,500,000	5.00%, 12/01/2034	3,503,210
3,760,000	5.00%, 12/01/2046	3,399,586
3,625,000	5.25%, 12/01/2036	3,653,937
1,250,000	5.50%, 12/01/2037	1,286,528
3,125,000	5.50%, 12/01/2038	3,196,569
4,990,000	5.75%, 12/01/2050	5,011,028
5,000,000	6.00%, 12/01/2037	5,373,640
3,000,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.00%, 01/01/2035	3,260,022
	Chicago O'Hare International Airport, IL, Rev,
2,635,000	(BAM) 5.00%, 01/01/2035	2,855,510
2,000,000	(BAM) 5.00%, 01/01/2036	2,150,267
	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev
1,000,000	4.00%, 12/01/2050	868,331
1,250,000	4.00%, 12/01/2055	1,049,574
1,065,000	5.00%, 12/01/2041	1,132,626
	City of Chicago Wastewater Transmission, IL, Rev,
1,000,000	(BAM) 5.00%, 01/01/2038	1,071,028
1,000,000	(BAM) 5.00%, 01/01/2039	1,063,750
1,000,000	(BAM) 5.00%, 01/01/2040	1,057,660
	City of Chicago Waterworks, IL, Rev
1,000,000	5.00%, 11/01/2027	1,005,410
1,150,000	(AG) 5.00%, 11/01/2036	1,225,079
4,300,000	County of Cook, IL, GO 5.00%, 11/15/2027	4,326,238
	Illinois Finance Auth, IL, Rev
1,565,000	3.65%, 05/01/2031	1,551,419
700,000	5.00%, 10/01/2028	701,489
1,000,000	5.00%, 11/15/2028	1,005,046
2,135,000	5.00%, 11/15/2034	2,141,728
1,045,000	5.00%, 08/15/2035	1,097,638
8,875,000	5.00%, 11/15/2035	9,758,097
	Illinois Housing Dev Auth, IL, Rev,
2,050,000	(FHLMC), (FNMA), (GNMA) 4.00%, 08/01/2048	2,056,711
4,630,000	(FHLMC), (FNMA), (GNMA) 5.25%, 10/01/2052	4,806,083
3,510,000	(FHLMC), (FNMA), (GNMA) 5.50%, 10/01/2053	3,732,468
1,275,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	1,344,598
5,775,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2055	6,298,203
	Kane McHenry Cook & De Kalb Counties Unit School Dist No. 300, IL, GO
1,875,000	5.00%, 01/01/2027	1,877,601
2,000,000	5.00%, 01/01/2029	2,040,327
	Metropolitan Pier & Exposition Auth, IL, Rev,
2,000,000	(AG) 0.00%, 06/15/2027(4)	1,948,106
3,895,000	0.00%, 12/15/2042(6)	2,964,536
600,000	Regional Transportation Auth, IL, Rev 5.00%, 06/01/2035	600,609
	Rock Island County School Dist No. 41 Rock Island, IL, GO,
1,000,000	(AG) 5.00%, 01/01/2036	1,077,665
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Illinois - 9.1% - (continued)
$ 1,000,000	(AG) 5.00%, 01/01/2038	$1,072,051
	Sales Tax Securitization Corp., IL, Rev
2,210,000	5.00%, 01/01/2029	2,312,690
4,545,000	5.00%, 01/01/2030	4,814,746
2,000,000	5.00%, 01/01/2035	2,191,328
3,400,000	5.00%, 01/01/2036	3,631,761
1,520,000	5.00%, 01/01/2037	1,579,620
	State of Illinois, IL, GO
6,540,000	5.00%, 11/01/2026	6,572,463
1,250,000	5.00%, 02/01/2027	1,262,867
5,000,000	5.00%, 10/01/2027	5,117,743
13,000,000	5.00%, 09/01/2040	13,659,598
1,000,000	5.00%, 05/01/2041	1,044,704
11,405,000	5.00%, 12/01/2042	11,817,299
2,930,000	5.25%, 04/01/2043	3,118,899
9,615,000	5.25%, 04/01/2044	10,181,189
3,780,000	5.50%, 03/01/2042	4,009,557
		184,312,214
	Indiana - 1.2%
1,827,505	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	1,676,168
	City of Whiting, IN, Rev
2,425,000	4.00%, 12/01/2044(1)	2,420,621
12,815,000	4.40%, 11/01/2045(1)	13,086,634
390,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA) 3.25%, 07/01/2049	388,091
	Indiana Municipal Power Agency, IN, Rev
870,000	5.00%, 01/01/2033	890,090
1,150,000	(AG) 5.00%, 01/01/2035	1,281,323
1,630,000	(AG) 5.00%, 01/01/2036	1,801,838
	Indiana Secondary Market for Education Loans, Inc., IN, Rev
800,000	5.00%, 06/01/2028	816,234
1,040,000	5.00%, 06/01/2030	1,072,101
1,000,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2031	1,001,118
		24,434,218
	Iowa - 0.5%
	Iowa Finance Auth, IA, Rev,
650,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2044	675,553
600,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2049	609,040
	Iowa Student Loan Liquidity Corp., IA, Rev
1,160,000	5.00%, 12/01/2027	1,188,122
1,230,000	5.00%, 12/01/2030	1,301,280
1,670,000	5.00%, 12/01/2033	1,760,603
3,800,000	PEFA, Inc. IA, Rev 5.00%, 04/01/2035	3,984,045
		9,518,643
	Kansas - 0.1%
1,390,000	Wyandotte County-Kansas City, Unified Government Utility System, KS, Rev 5.00%, 09/01/2028	1,391,946
	Kentucky - 1.7%
4,750,000	County of Trimble, KY, Rev 1.30%, 09/01/2044(1)	4,625,304
	Kentucky Bond Dev Corp., KY, Rev
1,500,000	5.00%, 04/30/2038	1,619,461
1,500,000	5.00%, 10/31/2039	1,600,491

142

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Kentucky - 1.7% - (continued)
$ 1,380,000	Kentucky Economic Dev Finance Auth, KY, Rev, (AG) 5.00%, 12/01/2047	$1,377,164
	Kentucky Municipal Power Agency, KY, Rev,
1,490,000	(AG) 5.00%, 09/01/2036	1,654,599
1,865,000	(AG) 5.00%, 09/01/2037	2,037,873
3,750,000	Kentucky Public Energy Auth, KY, Rev 5.25%, 04/01/2054(1)	3,958,354
	Kentucky State Property & Building Commission, KY, Rev
2,250,000	5.00%, 04/01/2027	2,283,739
1,500,000	5.00%, 04/01/2028	1,555,357
1,000,000	5.00%, 11/01/2037	1,093,469
1,475,000	5.00%, 11/01/2039	1,596,252
1,500,000	5.00%, 11/01/2040	1,609,597
	Louisville/Jefferson County Metropolitan Government, KY, Rev
6,765,000	5.00%, 10/01/2036	7,395,685
2,500,000	5.00%, 10/01/2038	2,685,605
		35,092,950
	Louisiana - 1.2%
1,000,000	City of Shreveport Water & Sewer, LA, Rev, (AG) 5.00%, 12/01/2040	1,060,691
1,965,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	1,879,085
635,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	638,943
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
975,000	5.75%, 11/15/2030	977,907
1,155,000	6.00%, 11/15/2030	1,158,658
1,750,000	6.00%, 11/15/2035	1,753,460
	Louisiana Public Facs Auth, LA, Rev
1,440,000	5.00%, 05/15/2030	1,523,997
2,150,000	(AG) 5.00%, 08/01/2036	2,348,378
1,105,000	(AG) 5.00%, 07/01/2037	1,200,961
850,000	(AG) 5.00%, 07/01/2038	916,547
	New Orleans Aviation Board, LA, Rev
275,000	5.00%, 01/01/2032	297,425
300,000	5.00%, 01/01/2033	327,087
4,000,000	Parish of St. James, LA, Rev 3.70%, 08/01/2041(1)	4,006,117
	Parish of St. John the Baptist, LA, Rev
2,135,000	3.00%, 06/01/2037(1)	2,120,424
4,340,000	3.30%, 06/01/2037(1)	4,421,945
		24,631,625
	Maine - 0.0%
530,000	Maine State Housing Auth, ME, Rev 4.00%, 11/15/2050	532,502
	Maryland - 0.4%
245,000	County of Howard, MD, Tax Allocation 4.00%, 02/15/2028(2)	245,005
	Maryland Health & Higher Educational Facs Auth, MD, Rev
1,775,000	5.00%, 07/01/2049	1,802,710
4,000,000	5.00%, 08/15/2056(1)	4,316,449
1,400,000	5.25%, 07/01/2042	1,462,723
1,000,000	5.25%, 07/01/2043	1,040,628
		8,867,515
	Massachusetts - 2.4%
	Commonwealth of Massachusetts, MA, GO
1,000,000	5.00%, 06/01/2039	1,093,596
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Massachusetts - 2.4% - (continued)
$ 1,200,000	5.25%, 06/01/2056	$1,262,419
	Massachusetts Dev Finance Agency, MA, Rev
635,000	4.00%, 10/01/2026(2)	635,190
1,720,000	5.00%, 07/01/2028	1,721,124
5,330,000	5.00%, 07/01/2029	5,497,244
610,000	5.00%, 10/01/2029	638,672
3,350,000	5.00%, 07/01/2030	3,373,666
955,000	5.00%, 07/01/2031	968,076
4,665,000	5.00%, 10/01/2031	5,024,226
855,000	5.00%, 07/01/2035	855,264
11,070,000	5.00%, 12/01/2036	12,152,821
1,000,000	5.00%, 12/01/2040(3)	1,045,498
2,270,000	5.00%, 07/01/2046(2)	2,241,456
1,500,000	5.25%, 06/01/2041	1,606,560
1,165,000	5.50%, 10/01/2035	1,262,875
760,000	5.50%, 10/01/2036	817,832
	Massachusetts Educational Financing Auth, MA, Rev
1,050,000	5.00%, 07/01/2027	1,064,374
1,125,000	5.00%, 07/01/2030	1,192,215
1,250,000	5.00%, 07/01/2031	1,307,317
255,000	Massachusetts Housing Finance Agency, MA, Rev, (FHLMC), (FNMA), (GNMA) 3.45%, 12/01/2026	255,121
	Massachusetts Port Auth, MA, Rev
1,800,000	5.00%, 07/01/2034	1,959,754
1,000,000	5.00%, 07/01/2035	1,093,610
830,000	5.00%, 07/01/2036	908,436
1,000,000	5.00%, 07/01/2037	1,085,735
		49,063,081
	Michigan - 2.5%
	Clarkston Community Schools, MI, GO,
500,000	(Q-SBLF) 5.00%, 05/01/2040	538,149
1,500,000	(Q-SBLF) 5.00%, 05/01/2041	1,605,273
4,220,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2048	4,310,856
	Detroit Regional Convention Facility Auth, MI, Rev
1,070,000	5.00%, 10/01/2037	1,140,091
2,600,000	5.00%, 10/01/2039	2,728,367
4,000,000	Great Lakes Water Auth Sewage Disposal System, MI, Rev 5.00%, 07/01/2038	4,384,439
	Michigan Finance Auth, MI, Rev
915,000	5.00%, 11/01/2034	944,128
1,000,000	5.00%, 11/01/2035	1,029,828
1,000,000	5.00%, 11/01/2036	1,027,568
1,700,000	5.00%, 02/28/2037	1,794,729
1,005,000	5.00%, 02/28/2039	1,043,115
	Michigan State Hospital Finance Auth, MI, Rev
1,505,000	4.00%, 11/15/2031	1,514,306
345,000	4.00%, 11/15/2032	350,571
	Michigan State Housing Dev Auth, MI, Rev
1,000,000	2.50%, 06/01/2052	651,639
2,760,000	3.20%, 06/01/2031	2,743,258
3,220,000	3.30%, 12/01/2031	3,159,620
1,010,000	3.35%, 06/01/2032	988,757
540,000	3.45%, 12/01/2032	527,311
2,005,000	3.50%, 06/01/2033	1,950,606
610,000	4.25%, 12/01/2049	613,688
3,860,000	5.75%, 06/01/2054	4,088,632
1,465,000	6.25%, 06/01/2055	1,585,362
1,935,000	6.25%, 12/01/2055	2,110,237
	Michigan Strategic Fund, MI, Rev
2,600,000	3.35%, 10/01/2049(1)	2,593,131

143

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Michigan - 2.5% - (continued)
$ 2,620,000	3.88%, 06/01/2053(1)	$2,597,545
4,100,000	Northern Michigan University, MI, Rev 5.50%, 06/01/2055	4,324,991
70,000	State of Michigan, MI, Rev 5.00%, 03/15/2027	70,988
		50,417,185
	Minnesota - 0.3%
1,180,000	Duluth Independent School Dist No. 709, MN, COP, (SD CRED PROG) 4.00%, 02/01/2027	1,181,091
1,833,517	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	1,581,926
	Minneapolis-St. Paul Metropolitan Airports Commission, MN, Rev
1,000,000	5.00%, 01/01/2035	1,059,193
1,000,000	5.00%, 01/01/2036	1,054,489
1,000,000	5.00%, 01/01/2037	1,049,434
		5,926,133
	Mississippi - 0.3%
	State of Mississippi Gaming Tax, MS, Rev
2,450,000	5.00%, 10/15/2029	2,453,659
2,600,000	5.00%, 10/15/2037	2,662,150
		5,115,809
	Missouri - 0.5%
	City of St. Louis Airport, MO, Rev,
1,000,000	(AG) 5.00%, 07/01/2038	1,076,796
1,900,000	(AG) 5.00%, 07/01/2039	2,030,910
1,000,000	(AG) 5.00%, 07/01/2047	1,004,165
	Metropolitan St. Louis Sewer Dist, MO, Rev
1,005,000	5.00%, 05/01/2037	1,124,078
1,365,000	5.00%, 05/01/2038	1,517,925
2,200,000	5.00%, 05/01/2041	2,388,068
1,255,000	St. Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2026	1,256,251
1,000,000	Stone Canyon Community Improvement Dist, MO, Rev 5.75%, 04/01/2027(5)	150,000
		10,548,193
	Montana - 0.3%
325,000	Montana Board of Housing, MT, Rev 4.00%, 12/01/2043	325,359
	Montana Facility Finance Auth, MT, Rev
2,500,000	5.00%, 02/15/2028	2,524,955
2,730,000	5.00%, 02/15/2065(1)	2,879,091
		5,729,405
	Nebraska - 0.7%
	Central Plains Energy Project, NE, Rev
1,530,000	5.00%, 09/01/2033	1,580,246
2,625,000	5.00%, 09/01/2042	2,573,735
3,235,000	5.00%, 08/01/2055(1)	3,403,983
2,000,000	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2049	2,029,756
	Omaha Airport Auth, NE, Rev,
1,300,000	(AG) 5.00%, 12/15/2034	1,413,222
2,165,000	(AG) 5.00%, 12/15/2035	2,346,539
		13,347,481
	Nevada - 0.3%
	City of Las Vegas Special Improvement Dist Nos. 808 & 810, NV, Special Assessment
210,000	5.00%, 06/01/2027	210,161
235,000	5.00%, 06/01/2028	235,183
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Nevada - 0.3% - (continued)
$ 410,000	5.00%, 06/01/2029	$410,301
	City of North Las Vegas, NV, Special Assessment
425,000	4.50%, 06/01/2039	420,334
640,000	4.63%, 06/01/2043	632,452
865,000	4.63%, 06/01/2049	811,812
1,000,000	Clark County School Dist, NV, GO 5.00%, 06/15/2028	1,028,758
2,995,000	Las Vegas Convention & Visitors Auth, NV, Rev 5.00%, 07/01/2037	3,202,558
		6,951,559
	New Hampshire - 0.8%
	New Hampshire Business Finance Auth, NH, Rev
3,000,000	5.00%, 12/01/2035	3,215,800
3,695,000	5.10%, 12/20/2042	3,779,488
2,810,000	5.25%, 02/01/2037(3)	3,071,045
6,180,000	New Hampshire Housing Finance Auth, NH, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 01/01/2057	6,993,972
		17,060,305
	New Jersey - 1.0%
	New Jersey Educational Facs Auth, NJ, Rev,
1,000,000	(AG) 5.00%, 07/01/2040	1,074,968
1,345,000	(AG) 5.00%, 07/01/2041	1,440,218
1,500,000	(AG) 5.00%, 07/01/2042	1,603,492
	New Jersey Higher Education Student Assistance Auth, NJ, Rev
1,000,000	5.00%, 12/01/2026	1,006,498
1,695,000	5.00%, 12/01/2032	1,806,342
1,335,000	5.00%, 12/01/2033	1,427,451
	New Jersey Transportation Trust Fund Auth, NJ, Rev,
5,000,000	(AG) 0.00%, 12/15/2032(4)	4,000,871
1,355,000	5.00%, 06/15/2032	1,477,085
1,040,000	5.00%, 06/15/2034	1,148,535
1,500,000	5.00%, 06/15/2035	1,661,842
1,000,000	5.00%, 06/15/2036	1,105,516
2,870,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2029	2,961,191
		20,714,009
	New Mexico - 0.2%
1,295,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	1,200,445
2,525,000	New Mexico Mortgage Finance Auth, NM, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 09/01/2054	2,742,557
		3,943,002
	New York - 8.2%
1,000,000	Albany Capital Resource Corp., NY, Rev 5.00%, 05/01/2037	1,090,457
3,465,000	Build NYC Resource Corp., NY, Rev 5.00%, 12/15/2031	3,445,439
	City of New York, NY, GO
7,215,000	5.00%, 12/01/2032	7,264,532
2,515,000	5.00%, 02/01/2039	2,696,250
1,425,000	5.00%, 02/01/2040	1,515,702
2,000,000	5.25%, 02/01/2053	2,070,811
5,000,000	Empire State Dev Corp., NY, Rev 4.00%, 03/15/2038	4,938,676
	Metropolitan Transportation Auth, NY, Rev
370,000	0.00%, 11/15/2027(4)	355,921
1,000,000	5.00%, 11/15/2030	1,079,323

144

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	New York - 8.2% - (continued)
$ 1,025,000	5.00%, 11/15/2032	$1,100,388
1,250,000	5.00%, 11/15/2035	1,391,193
12,500,000	5.00%, 11/15/2041	13,230,661
9,005,000	5.00%, 11/15/2045(1)	9,488,442
	New York City Health & Hospitals Corp., NY, Rev
1,410,000	5.00%, 02/15/2036	1,571,530
1,000,000	5.00%, 02/15/2037	1,107,342
1,000,000	New York City Housing Dev Corp., NY, Rev 4.38%, 12/15/2031	1,009,991
2,750,000	New York City Industrial Dev Agency, NY, Rev, (AG) 3.00%, 01/01/2039	2,390,230
	New York City Municipal Water Finance Auth, NY, Rev
2,270,000	5.00%, 06/15/2044	2,428,584
4,565,000	5.50%, 06/15/2039	5,215,545
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
1,000,000	4.00%, 11/01/2036	1,004,291
2,000,000	5.00%, 05/01/2035	2,192,736
4,000,000	5.00%, 05/01/2036	4,354,589
2,800,000	5.00%, 05/01/2037	3,028,850
2,430,000	5.00%, 11/01/2038	2,628,902
2,060,000	5.00%, 05/01/2042	2,190,232
4,715,000	New York Energy Finance Dev Corp., NY, Rev 5.00%, 07/01/2056(1)	4,794,004
	New York Liberty Dev Corp., NY, Rev
2,370,000	0.95%, 11/15/2027	2,269,067
2,145,000	1.20%, 11/15/2028	1,997,064
14,775,000	5.00%, 11/15/2044(2)	14,795,265
2,300,000	5.15%, 11/15/2034(2)	2,303,225
	New York State Dormitory Auth, NY, Rev
26,275,000	3.00%, 03/15/2041	21,703,980
2,500,000	5.00%, 03/15/2033	2,506,325
3,500,000	5.00%, 03/15/2034	3,933,620
1,750,000	5.00%, 03/15/2035	1,977,951
4,000,000	5.00%, 03/15/2036	4,112,164
2,250,000	5.25%, 07/01/2050	2,223,081
965,000	(AG) 5.50%, 07/01/2055	1,016,693
	New York Transportation Dev Corp., NY, Rev,
1,230,000	(AG) 0.00%, 12/31/2054(6)	803,558
2,195,000	5.50%, 06/30/2039	2,346,712
11,430,000	6.00%, 06/30/2055	11,999,470
	Port Auth of New York & New Jersey, NY, Rev
1,000,000	5.00%, 01/15/2036	1,065,176
1,500,000	5.00%, 12/01/2036	1,601,016
1,125,000	5.00%, 01/15/2037	1,191,985
1,460,000	5.00%, 12/01/2037	1,549,684
1,000,000	5.00%, 01/15/2038	1,054,889
1,000,000	5.00%, 12/01/2038	1,056,052
1,325,000	Triborough Bridge & Tunnel Auth, NY, Rev 0.00%, 11/15/2031(4)	1,102,237
750,000	Westchester County Local Dev Corp., NY, Rev 5.00%, 07/01/2038	788,784
		166,982,619
	North Carolina - 1.5%
6,430,000	Cumberland County Industrial Facs & Pollution Control Financing Auth, NC, Rev 3.13%, 12/01/2027(1)	6,425,529
2,510,000	Nash Health Care Systems, NC, Rev 5.00%, 02/01/2032	2,690,747
	North Carolina Housing Finance Agency, NC, Rev
145,000	4.00%, 07/01/2047	145,245
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	North Carolina - 1.5% - (continued)
$ 1,120,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2055	$1,198,262
4,800,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	5,294,999
	North Carolina Medical Care Commission, NC, Rev
550,000	3.40%, 10/01/2029	550,194
3,080,000	3.45%, 11/01/2030	3,021,822
765,000	4.25%, 09/01/2028	766,544
565,000	5.00%, 01/01/2027	565,387
795,000	5.00%, 01/01/2028	796,976
275,000	5.00%, 01/01/2029	275,996
1,050,000	5.00%, 01/01/2039	991,416
1,935,000	5.00%, 11/01/2040	2,014,543
3,670,000	5.00%, 01/01/2044	3,693,542
1,165,000	5.50%, 09/01/2054	1,167,122
		29,598,324
	North Dakota - 0.3%
	North Dakota Housing Finance Agency, ND, Rev
1,015,000	5.50%, 07/01/2031	1,098,526
4,945,000	6.00%, 01/01/2056	5,353,173
		6,451,699
	Ohio - 1.6%
1,000,000	American Municipal Power, Inc., OH, Rev 4.00%, 02/15/2038	985,278
8,085,000	Buckeye Tobacco Settlement Financing Auth, OH, Rev 5.00%, 06/01/2055	6,113,486
	County of Allen Hospital Facs, OH, Rev
2,620,000	5.00%, 11/01/2040	2,765,781
1,520,000	5.00%, 11/01/2041	1,601,567
430,000	County of Hamilton Sales Tax, OH, Rev 5.00%, 12/01/2027	443,086
8,065,000	Jefferson County Port Auth, OH, Rev 5.00%, 12/01/2053(1)(2)	8,203,794
5,605,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	5,632,792
	Ohio Housing Finance Agency, OH, Rev,
425,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2030	467,542
315,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2030	349,447
215,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2031	242,378
400,000	Port of Greater Cincinnati Dev Auth, OH, Rev, (AG) 5.25%, 12/01/2048	416,127
	State of Ohio, OH, Rev
1,910,000	2.75%, 01/01/2052(1)	1,893,473
3,570,000	5.00%, 01/01/2029	3,744,210
		32,858,961
	Oklahoma - 0.1%
	Oklahoma Turnpike Auth, OK, Rev
1,000,000	5.00%, 01/01/2041	1,083,171
1,000,000	5.00%, 01/01/2042	1,078,721
		2,161,892
	Oregon - 1.5%
	Albany Hospital Facility Auth, OR, Rev
1,255,000	3.20%, 11/15/2029	1,251,266
1,270,000	5.00%, 05/15/2036	1,350,322
1,000,000	5.25%, 05/15/2045	1,027,273

145

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Oregon - 1.5% - (continued)
$ 1,665,000	Benton & Linn Counties Consolidated School Dist No. 509J & 509A Corvallis, OR, GO, (SCH BD GTY) 5.00%, 06/15/2038(1)(6)	$1,709,453
	Clackamas & Washington Counties School Dist No. 3, OR, GO,
2,500,000	(SCH BD GTY) 0.00%, 06/15/2036(4)	1,643,673
405,000	(SCH BD GTY) 0.00%, 06/15/2037(4)	252,442
500,000	(SCH BD GTY) 0.00%, 06/15/2039(4)	278,259
10,420,000	Columbia County School Dist No. 502, OR, GO, (SCH BD GTY) 0.00%, 06/15/2050(4)	2,701,143
625,000	Jackson County School Dist No. 4, OR, GO, (SCH BD GTY) 0.00%, 06/15/2034(4)	442,505
1,590,000	Lincoln County School Dist, OR, GO, (SCH BD GTY) 5.00%, 06/15/2036(1)(6)	1,778,243
1,105,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(4)	674,275
850,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(4)	506,215
	Port of Portland Airport, OR, Rev
3,000,000	4.00%, 07/01/2035	2,994,599
3,650,000	5.00%, 07/01/2035	3,931,414
2,200,000	5.00%, 07/01/2036	2,355,763
2,000,000	5.00%, 07/01/2037	2,127,605
1,790,000	5.00%, 07/01/2038	1,892,266
910,000	Salem Hospital Facility Auth, OR, Rev 5.00%, 05/15/2038	917,245
	Umatilla County School Dist No. 8R Hermiston, OR, GO,
1,500,000	(SCH BD GTY) 0.00%, 06/15/2036(4)	981,453
1,600,000	(SCH BD GTY) 0.00%, 06/15/2037(4)	992,013
1,790,000	(SCH BD GTY) 0.00%, 06/15/2038(4)	1,050,065
		30,857,492
	Pennsylvania - 3.3%
	Allegheny County Airport Auth, PA, Rev,
2,000,000	(AG) 5.00%, 01/01/2035	2,123,729
1,000,000	(AG) 5.25%, 01/01/2036	1,081,582
	City of Philadelphia Water & Wastewater, PA, Rev,
1,690,000	(AG) 5.00%, 09/01/2036	1,850,830
2,680,000	(AG) 5.00%, 09/01/2037	2,912,265
1,135,000	(AG) 5.00%, 09/01/2038	1,223,969
12,000,000	Coatesville School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	12,559,912
	Commonwealth Financing Auth, PA, Rev
125,000	5.00%, 06/01/2028	129,770
1,070,000	5.00%, 06/01/2029	1,108,648
145,000	5.00%, 06/01/2031	150,142
	Doylestown Hospital Auth, PA, Rev
525,000	5.00%, 07/01/2031(2)	548,518
2,015,000	5.38%, 07/01/2039(2)	2,163,930
2,410,000	Harrisburg School Dist, PA, GO, (AG), (ST AID WITHHLDG) 5.00%, 11/15/2026	2,425,140
	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev,
1,000,000	(AG) 4.00%, 07/01/2039	946,086
2,290,000	(AG) 5.00%, 07/01/2036	2,432,353
2,415,000	(AG) 5.00%, 07/01/2037	2,550,566
	Lancaster Industrial Dev Auth, PA, Rev
1,250,000	4.00%, 07/01/2051	1,021,936
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Pennsylvania - 3.3% - (continued)
$ 1,750,000	4.00%, 07/01/2056	$1,359,765
	Lancaster School Dist, PA, GO,
2,500,000	(BAM), (ST AID WITHHLDG) 5.00%, 06/01/2042	2,640,123
1,500,000	(BAM), (ST AID WITHHLDG) 5.00%, 06/01/2043	1,577,127
	Montgomery County Industrial Dev Auth, PA, Rev
1,760,000	5.00%, 12/01/2044	1,765,831
2,455,000	5.00%, 12/01/2046	2,384,982
	Pennsylvania Economic Dev Financing Auth Parking System, PA, Rev,
1,035,000	(AG) 5.00%, 01/01/2038	1,090,169
1,205,000	(AG) 5.00%, 01/01/2039	1,262,647
1,210,000	(AG) 5.00%, 01/01/2040	1,264,483
	Pennsylvania Higher Education Assistance Agency, PA, Rev
485,000	5.00%, 06/01/2029	502,559
500,000	5.00%, 06/01/2033	527,020
920,000	Pennsylvania Higher Educational Facs Auth, PA, Rev 5.00%, 05/01/2032	931,282
1,978,551	Pennsylvania Housing Finance Agency, PA, Rev 5.50%, 10/01/2053	2,070,904
3,755,000	Pennsylvania Turnpike Commission, PA, Rev 5.00%, 12/01/2042	3,806,331
	School Dist of Philadelphia, PA, GO,
2,230,000	(ST AID WITHHLDG) 5.00%, 09/01/2036	2,472,184
1,715,000	(ST AID WITHHLDG) 5.00%, 09/01/2037	1,885,840
2,350,000	(ST AID WITHHLDG) 5.00%, 09/01/2038	2,563,810
1,245,000	(ST AID WITHHLDG) 5.25%, 09/01/2036	1,364,856
2,255,000	(ST AID WITHHLDG) 5.25%, 09/01/2037	2,455,974
		67,155,263
	Puerto Rico - 1.6%
9,542,397	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	9,731,956
	Puerto Rico Sales Tax Financing Corp., PR, Rev
3,491,000	0.00%, 07/01/2027(4)	3,392,487
15,000,000	4.33%, 07/01/2040	14,645,919
4,750,000	5.00%, 07/01/2058	4,563,791
		32,334,153
	Rhode Island - 1.5%
	Providence Public Building Auth, RI, Rev,
1,100,000	(AG) 5.25%, 09/15/2040	1,169,538
1,500,000	(AG) 5.25%, 09/15/2041	1,589,857
2,000,000	(AG) 5.25%, 09/15/2042	2,113,724
	Rhode Island Health & Educational Building Corp., RI, Rev,
2,700,000	(AG) 5.00%, 05/15/2027	2,704,184
2,000,000	(ST APPROP) 5.00%, 05/15/2036	2,150,603
1,200,000	(ST APPROP) 5.00%, 05/15/2038	1,272,047
2,335,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2038	2,502,576
4,165,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2039	4,429,364
2,490,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2041	2,623,925
345,000	(AG) 5.63%, 07/01/2065	345,225
	Rhode Island Student Loan Auth, RI, Rev
225,000	5.00%, 12/01/2027	230,100
1,000,000	5.00%, 12/01/2028	1,035,802
1,250,000	5.00%, 12/01/2030	1,314,748

146

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Rhode Island - 1.5% - (continued)
$ 1,000,000	5.00%, 12/01/2032	$1,058,770
3,300,000	5.00%, 12/01/2033	3,503,387
2,350,000	5.00%, 12/01/2034	2,496,268
		30,540,118
	South Carolina - 2.0%
2,205,000	County of Lancaster, SC, Special Assessment 0.00%, 11/01/2039(4)	752,902
3,615,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 02/01/2054(1)	3,843,707
	South Carolina Jobs-Economic Dev Auth, SC, Rev
2,360,000	4.00%, 12/01/2030	2,360,540
4,355,000	5.00%, 05/01/2029	4,501,561
2,000,000	5.00%, 11/01/2038	2,117,922
	South Carolina Ports Auth, SC, Rev
1,420,000	4.00%, 07/01/2034	1,408,135
1,240,000	5.00%, 07/01/2029	1,295,852
1,100,000	5.00%, 07/01/2030	1,145,619
3,190,000	5.00%, 07/01/2031	3,314,564
1,900,000	5.00%, 07/01/2032	1,945,359
1,000,000	5.00%, 07/01/2033	1,022,596
	South Carolina Public Service Auth, SC, Rev
3,500,000	4.00%, 12/01/2036	3,475,443
1,000,000	5.00%, 12/01/2026	1,006,993
	South Carolina State Housing Finance & Dev Auth, SC, Rev
3,975,000	5.75%, 01/01/2054	4,264,340
6,635,000	(FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	7,405,286
		39,860,819
	South Dakota - 1.6%
5,545,000	South Dakota Health & Educational Facs Auth, SD, Rev 5.00%, 11/01/2052(1)	5,801,573
	South Dakota Housing Dev Auth, SD, Rev
1,000,000	2.50%, 11/01/2042	754,985
2,305,000	3.00%, 11/01/2052	2,267,889
35,000	3.50%, 11/01/2046	34,960
55,000	4.00%, 11/01/2047	55,016
4,780,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	5,026,710
5,000,000	(FHLMC), (FNMA), (GNMA) 6.00%, 11/01/2054	5,307,759
4,755,000	(FHLMC), (FNMA), (GNMA) 6.25%, 11/01/2055	5,227,702
7,650,000	(FHLMC), (FNMA), (GNMA) 6.25%, 05/01/2056	8,512,791
		32,989,385
	Tennessee - 0.4%
2,915,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev 5.00%, 07/01/2040	3,111,021
	Metropolitan Nashville Airport Auth, TN, Rev
1,000,000	5.50%, 07/01/2038	1,080,770
1,000,000	5.50%, 07/01/2039	1,074,647
	Tennessee Energy Acquisition Corp., TN, Rev
2,000,000	5.00%, 11/01/2034	2,097,230
315,000	5.25%, 09/01/2026	315,461
	Tennessee Housing Dev Agency, TN, Rev
215,000	3.50%, 07/01/2045	214,527
145,000	3.50%, 01/01/2047	144,799
800,000	4.00%, 01/01/2049	802,899
		8,841,354
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Texas - 8.5%
	Allen Independent School Dist, TX, GO,
$ 1,815,000	(PSF-GTD) 5.00%, 02/15/2035	$2,007,275
1,935,000	(PSF-GTD) 5.00%, 02/15/2036	2,122,353
2,505,000	Arlington Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2038	2,633,368
1,050,000	Boerne Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2054(1)	1,065,485
	Brazos Higher Education Auth, Inc., TX, Rev
5,000,000	5.00%, 04/01/2032	5,233,062
3,700,000	5.00%, 04/01/2033	3,873,972
	Central Texas Regional Mobility Auth, TX, Rev
720,000	4.00%, 01/01/2037	718,527
1,000,000	5.00%, 01/01/2033	1,066,765
1,000,000	5.00%, 01/01/2036	1,056,500
1,000,000	5.00%, 01/01/2046	1,022,150
	Central Texas Turnpike System, TX, Rev
4,425,000	5.00%, 08/15/2037	4,771,061
2,320,000	5.00%, 08/15/2038	2,485,427
	City of Austin Airport System, TX, Rev
3,800,000	5.00%, 11/15/2043	3,946,017
5,205,000	5.00%, 11/15/2044	5,377,254
	City of Dallas Hotel Occupancy Tax, TX, Rev
2,015,000	4.00%, 08/15/2031	2,015,261
1,075,000	4.00%, 08/15/2033	1,074,961
1,250,000	4.00%, 08/15/2034	1,245,206
	City of Houston Hotel Occupancy Tax & Special, TX, Rev,
1,285,000	(AG), (AMBAC) 0.00%, 09/01/2030(4)	1,127,144
330,000	(AMBAC) 0.00%, 09/01/2033(4)	252,266
	City of San Antonio Electric & Gas Systems, TX, Rev
1,765,000	2.90%, 02/01/2055(1)	1,750,254
5,020,000	3.08%, 02/01/2055(1)	4,992,750
1,170,000	5.00%, 02/01/2039	1,256,511
	Clifton Higher Education Finance Corp., TX, Rev,
1,050,000	(PSF-GTD) 4.00%, 08/15/2030	1,050,232
500,000	(PSF-GTD) 4.00%, 08/15/2031	500,033
595,000	(PSF-GTD) 5.00%, 04/01/2032	638,559
	Cypress-Fairbanks Independent School Dist, TX, GO,
2,150,000	(PSF-GTD) 5.00%, 02/15/2036	2,344,062
1,120,000	(PSF-GTD) 5.00%, 02/15/2037	1,213,164
10,000,000	Dallas Fort Worth International Airport, TX, Rev 5.00%, 11/01/2031	10,739,838
	East Montgomery County Improvement Dist Sales Tax, TX, Rev,
1,000,000	(AG) 5.00%, 08/15/2040	1,044,534
1,000,000	(AG) 5.00%, 08/15/2041	1,040,871
	El Paso County Hospital Dist, TX, GO,
3,500,000	(AG) 5.00%, 02/15/2032	3,778,478
3,155,000	(AG) 5.00%, 02/15/2033	3,430,900
9,000,000	Grand Parkway Transportation Corp., TX, Rev 5.00%, 10/01/2052(1)	9,235,263
2,160,000	Harris County Industrial Dev Corp., TX, Rev 4.05%, 11/01/2050(1)	2,217,857
	Harris County-Houston Sports Auth, TX, Rev,
3,350,000	(AG) 5.00%, 11/15/2028	3,486,844
3,485,000	(AG) 5.00%, 11/15/2029	3,673,569
1,755,000	(AG) 5.00%, 11/15/2030	1,870,355
	Hidalgo County Regional Mobility Auth, TX, Rev
500,000	5.00%, 12/01/2034	517,416
1,000,000	5.00%, 12/01/2035	1,029,406

147

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Texas - 8.5% - (continued)
$ 1,000,000	5.00%, 12/01/2036	$1,023,610
1,500,000	Kerrville Health Facs Dev Corp., TX, Rev 5.00%, 08/15/2035	1,503,108
1,115,000	Leander Independent School Dist, TX, GO, (PSF-GTD) 0.00%, 08/15/2030(4)	974,143
	New Hope Cultural Education Facs Finance Corp., TX, Rev
1,125,000	4.25%, 10/01/2030	1,125,030
3,375,000	5.00%, 11/01/2031	3,299,200
1,000,000	5.00%, 11/01/2046	845,132
	North East Texas Regional Mobility Auth, TX, Rev
500,000	5.00%, 01/01/2033	542,179
1,200,000	5.00%, 01/01/2034	1,308,200
825,000	5.00%, 01/01/2035	901,986
2,465,000	Northside Independent School Dist, TX, GO, (PSF-GTD) 3.45%, 08/01/2054(1)	2,468,216
	Northwest Independent School Dist, TX, GO,
1,680,000	(PSF-GTD) 5.00%, 02/15/2042	1,795,983
1,300,000	(PSF-GTD) 5.00%, 02/15/2043	1,385,351
	Pasadena Independent School Dist, TX, GO,
1,000,000	(PSF-GTD) 5.00%, 02/15/2037	1,075,078
1,000,000	(PSF-GTD) 5.00%, 02/15/2038	1,069,687
	Port Arthur Independent School Dist, TX, GO,
805,000	(PSF-GTD) 5.00%, 02/15/2036	889,617
1,355,000	(PSF-GTD) 5.00%, 02/15/2037	1,482,626
1,860,000	(PSF-GTD) 5.00%, 02/15/2038	2,024,049
1,075,000	Southwest Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2034	1,158,955
	State of Texas, TX, GO
1,500,000	4.00%, 08/01/2029	1,500,814
1,085,000	4.00%, 08/01/2030	1,085,470
10,490,000	5.00%, 08/01/2033	11,400,863
3,225,000	Tarrant County Cultural Education Facs Finance Corp., TX, Rev 5.00%, 11/15/2051(1)	3,480,132
	Texas Department of Housing & Community Affairs, TX, Rev,
1,500,000	(GNMA) 2.25%, 07/01/2041	1,107,994
7,270,000	(GNMA) 3.00%, 03/01/2050	5,431,823
3,670,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2030	3,818,954
4,600,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(1)	4,767,490
9,000,000	Texas Municipal Gas Acquisition & Supply Corp. VI, TX, Rev 5.00%, 01/01/2036	9,272,740
2,000,000	Texas State University System, Rev 5.00%, 03/15/2031(3)	2,128,268
	Texas State University System, TX, Rev
1,000,000	5.00%, 03/15/2032(3)	1,074,597
250,000	5.00%, 03/15/2036(3)	273,193
1,755,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(4)	1,012,164
3,185,000	Tomball Independent School Dist, TX, GO, (PSF-GTD) 3.88%, 02/15/2036	3,164,864
		173,296,466
	Utah - 1.1%
490,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	497,356
	Deseret Public Infrastructure Dist No. 2, UT, Special Assessment
2,175,000	5.38%, 12/01/2036(2)	2,181,122
1,000,000	6.13%, 12/01/2046(2)	1,011,309
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Utah - 1.1% - (continued)
$ 1,075,000	Downtown Daybreak Public Infrastructure Dist No. 1, UT, Tax Allocation 5.00%, 03/01/2041(2)	$1,077,753
	Downtown Revitalization Public Infrastructure Dist, UT, Rev,
1,000,000	(AG) 5.00%, 06/01/2040	1,062,526
1,000,000	(AG) 5.25%, 06/01/2041	1,083,945
1,000,000	Mida Cormont Public Infrastructure Dist, UT, GO 6.25%, 06/01/2055(2)	1,046,600
	Mida Mountain Village Public Infrastructure Dist, UT, Tax Allocation
500,000	5.13%, 06/15/2054(2)	488,702
1,375,000	5.50%, 06/15/2039(2)	1,411,881
1,500,000	6.00%, 06/15/2054(2)	1,540,268
	Resort Core Public Infrastructure Dist No. 1, UT, GO
1,510,000	5.00%, 03/01/2041	1,510,325
1,100,000	5.38%, 03/01/2046	1,092,095
1,500,000	Utah City West Public Infrastructure Dist No. 1, UT, Special Assessment 5.00%, 12/01/2036(2)	1,529,213
	Utah Housing Corp., UT, Rev,
3,845,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2053	4,098,155
2,685,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2054	2,923,504
		22,554,754
	Vermont - 0.0%
95,000	Vermont Housing Finance Agency, VT, Rev 4.00%, 11/01/2046	94,981
	Virginia - 2.8%
5,295,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2053(1)	5,580,759
1,875,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	1,884,703
4,500,000	Lynchburg Economic Dev Auth, VA, Rev 5.00%, 01/01/2036	4,900,816
	Virginia Beach Dev Auth, VA, Rev
2,845,000	5.38%, 09/01/2029	2,848,413
2,550,000	7.00%, 09/01/2053	2,783,619
	Virginia Small Business Financing Auth, VA, Rev
3,000,000	4.00%, 01/01/2035	2,941,417
1,250,000	4.00%, 07/01/2035	1,220,377
1,000,000	4.00%, 01/01/2036	969,235
1,100,000	4.00%, 01/01/2037	1,057,841
1,470,000	5.00%, 01/01/2027	1,481,681
3,490,000	5.00%, 07/01/2034	3,643,605
6,155,000	5.00%, 12/01/2034	6,635,613
4,500,000	5.00%, 07/01/2035	4,674,048
6,470,000	5.00%, 12/01/2035	6,980,375
6,795,000	5.00%, 12/01/2036	7,301,321
2,000,000	5.00%, 12/31/2042	2,040,497
1,000,000	5.00%, 12/31/2047	1,004,199
		57,948,519
	Washington - 1.4%
615,000	King County Housing Auth, WA, Rev 5.38%, 07/01/2045	642,370
	Port of Seattle, WA, Rev
3,000,000	5.00%, 05/01/2033	3,037,065
4,400,000	5.25%, 07/01/2039	4,721,599
4,500,000	5.25%, 07/01/2041	4,786,417

148

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Washington - 1.4% - (continued)
$ 2,895,000	Seattle Housing Auth, WA, Rev 5.00%, 12/01/2029	$2,998,296
6,945,000	Washington Health Care Facs Auth, WA, Rev 5.00%, 10/01/2035	7,586,512
	Washington State Housing Finance Commission, WA, Rev
360,000	5.00%, 07/01/2039	382,478
400,000	5.00%, 07/01/2040	423,724
500,000	5.00%, 07/01/2041	526,407
500,000	5.00%, 07/01/2042	524,981
1,895,000	(BAM) 5.00%, 07/01/2045(2)	1,922,331
1,400,000	5.00%, 01/01/2049(2)	1,310,342
		28,862,522
	West Virginia - 0.2%
450,000	County of Ohio Special Dist Excise Tax, WV, Rev, (AG) 5.00%, 06/01/2030	476,454
	West Virginia Economic Dev Auth, WV, Rev
2,085,000	3.75%, 04/01/2036(1)	2,069,384
1,210,000	4.63%, 04/15/2055(1)	1,233,927
		3,779,765
	Wisconsin - 3.9%
	County of Milwaukee Airport, WI, Rev
1,295,000	5.00%, 12/01/2034	1,397,637
1,360,000	5.00%, 12/01/2037	1,439,646
	Public Finance Auth, WI, Rev
3,290,000	3.63%, 06/15/2063(1)	3,259,376
8,335,000	3.70%, 10/01/2046(1)	8,475,910
4,925,000	4.00%, 05/01/2036	4,819,586
1,530,000	(AG) 4.00%, 07/01/2050	1,320,223
2,165,000	4.00%, 10/01/2051	1,850,912
2,273,146	4.55%, 12/05/2040(1)	2,187,965
795,000	5.00%, 12/15/2034(2)	804,346
2,940,000	(AG) 5.00%, 07/01/2035	2,992,841
1,050,000	(AG) 5.00%, 07/01/2036	1,067,129
2,875,000	5.00%, 10/01/2043(2)	2,836,951
2,340,000	5.00%, 10/01/2044	2,358,398
2,000,000	5.00%, 10/01/2048(2)	1,902,704
1,250,000	5.00%, 12/15/2054(2)	1,110,791
750,000	5.25%, 06/15/2050	770,964
1,000,000	5.25%, 06/15/2055	1,021,146
1,060,000	5.25%, 11/15/2055	1,072,310
1,770,000	5.25%, 11/15/2061	1,782,342
5,360,000	6.50%, 06/30/2060	5,864,795
	State of Wisconsin, WI, GO
1,030,000	5.00%, 05/01/2030(3)	1,097,130
1,005,000	5.00%, 05/01/2031(3)	1,085,829
1,000,000	5.00%, 05/01/2032(3)	1,093,485
	University of Wisconsin Hospitals & Clinics, WI, Rev
1,595,000	4.00%, 04/01/2039	1,534,373
2,000,000	5.00%, 04/01/2049	2,024,364
2,200,000	Wisconsin Center Dist, WI, Rev, (AG) 0.00%, 12/15/2031(4)	1,802,144
	Wisconsin Health & Educational Facs Auth, WI, Rev
1,700,000	5.00%, 12/01/2028	1,704,858
4,000,000	5.00%, 08/15/2030	4,262,324
3,870,000	5.00%, 11/01/2035	4,140,573
7,275,000	5.00%, 11/01/2039	7,298,062
1,000,000	5.00%, 11/01/2054	908,329
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Wisconsin - 3.9% - (continued)
$ 1,000,000	5.75%, 08/15/2054		$1,030,390
	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev,
825,000	(FHLMC), (FNMA), (GNMA) 5.50%, 03/01/2031		897,302
2,920,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2055		3,118,198
			80,333,333
	Wyoming - 0.0%
	Wyoming Community Dev Auth, WY, Rev
45,000	4.00%, 12/01/2046		45,035
625,000	6.00%, 12/01/2054		669,749
			714,784
	Total Municipal Bonds (cost $1,977,745,809)		$1,948,812,039
U.S. GOVERNMENT AGENCIES - 0.1%
	Mortgage-Backed Agencies - 0.1%
	Federal Home Loan Mortgage Corp. - 0.1%
2,726,944	3.15%, 10/15/2036		$2,404,193
	Total U.S. Government Agencies (cost $2,767,368)		$2,404,193
	Total Long-Term Investments (cost $2,001,513,402)		$1,971,600,292
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
12,813,873
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at 3.64%,
due on 08/03/2026 with a maturity value
of $12,817,760; collateralized by
U.S. Treasury Note at 4.13%, maturing
06/30/2028, with a market value of
$13,070,332
			$12,813,873
	Total Short-Term Investments (cost $12,813,873)		$12,813,873
	Total Investments (cost $2,014,327,275)	97.5%	$1,984,414,165
	Other Assets and Liabilities	2.5%	50,914,716
	Net Assets	100.0%	$2,035,328,881
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

149

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

(1)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$74,956,476, representing 3.7% of net assets.

(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $14,362,764 at July 31, 2026.
(4)	Security is a zero-coupon bond.
(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$20,384,060	$—	$20,384,060	$—
Municipal Bonds	1,948,812,039	—	1,948,812,039	—
U.S. Government Agencies	2,404,193	—	2,404,193	—
Short-Term Investments	12,813,873	—	12,813,873	—
Total	$1,984,414,165	$—	$1,984,414,165	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.

150

Hartford Municipal Short Duration Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.2%
	Alabama - 10.3%
$ 400,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 4.10%, 10/01/2032	$401,922
	Black Belt Energy Gas Dist, AL, Rev
100,000	5.00%, 06/01/2027	101,472
95,000	5.00%, 10/01/2035	97,908
400,000	5.25%, 12/01/2027	409,196
300,000	5.25%, 12/01/2028	310,899
380,000	County of Jefferson Sewer, AL, Rev 5.00%, 10/01/2028	395,752
500,000	Lower Alabama Gas Dist, AL, Rev 5.00%, 09/01/2028	513,933
500,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 04/01/2028	511,721
	Southeast Energy Auth A Cooperative Dist, AL, Rev
500,000	5.00%, 10/01/2029	524,882
100,000	5.00%, 09/01/2030	104,790
500,000	5.00%, 10/01/2030	529,990
275,000	5.25%, 03/01/2055(1)	280,335
		4,182,800
	Arizona - 0.2%
90,000	Tempe Industrial Dev Auth, AZ, Rev 3.50%, 12/01/2030	88,990
	California - 3.7%
130,000	Bay Area Toll Auth, CA, Rev 2.46%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(1)	129,648
	California Community Choice Financing Auth, CA, Rev
125,000	5.00%, 07/01/2031	132,731
100,000	5.00%, 08/01/2031	105,362
350,000	California Health Facs Financing Auth, CA, Rev 5.00%, 12/01/2031	373,433
	City of Fontana, CA, Special Tax
125,000	4.00%, 09/01/2026	125,047
120,000	4.00%, 09/01/2027	120,751
50,000	Orange County Community Facs Dist, CA, Special Tax 5.00%, 08/15/2031	52,154
100,000	San Diego County Regional Airport Auth, CA, Rev 5.00%, 07/01/2031	107,480
350,000	Southern California Public Power Auth, CA, Rev 5.00%, 09/01/2030	361,943
		1,508,549
	Colorado - 1.5%
100,000	Baseline Metropolitan Dist No. 1, CO, GO, (AG) 5.00%, 12/01/2026	100,686
	Colorado Health Facs Auth, CO, Rev
200,000	5.00%, 11/01/2028	208,085
250,000	5.00%, 09/01/2029	262,693
30,000	Denver City & County Housing Auth, CO, Rev 5.00%, 06/01/2029	31,011
		602,475
	Connecticut - 2.2%
125,000	Aquarion Water Auth, CT, Rev 5.00%, 08/01/2031	134,349
500,000	City of New Haven, CT, GO, (AG) 5.00%, 08/01/2030	534,752
25,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 05/15/2047	25,078
100,000	Connecticut State Health & Educational Facs Auth, CT, Rev 5.00%, 08/01/2032	108,994
100,000	Connecticut State Higher Education Supplement Loan Auth, CT, Rev 5.00%, 11/15/2032	104,947
		908,120
	District of Columbia - 1.3%
500,000	Metropolitan Washington Airports Auth, Aviation, DC, Rev 5.00%, 10/01/2029	526,542
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.2% - (continued)
	Florida - 1.9%
$ 30,000	Alachua County Health Facs Auth, FL, Rev 3.75%, 10/01/2030	$30,001
100,000	Florida Local Government Finance Commission, FL, Rev 4.20%, 11/15/2030(2)	100,220
15,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	15,011
	Village Community Dev Dist No. 15, FL, Special Assessment
230,000	3.75%, 05/01/2029(2)	230,384
100,000	4.25%, 05/01/2028(2)	100,867
300,000	Village Community Dev Dist No. 16, FL, Special Assessment 3.55%, 05/01/2030	297,508
		773,991
	Georgia - 3.3%
200,000	Dev Auth of Cobb County, GA, Rev 5.00%, 06/15/2029	207,197
	Main Street Natural Gas, Inc., GA, Rev
855,000	4.00%, 03/01/2050(1)	855,800
185,000	5.00%, 12/01/2054(1)	195,952
100,000	Municipal Electric Auth of Georgia, GA, Rev, (AG) 5.00%, 07/01/2029	105,648
		1,364,597
	Guam - 0.1%
50,000	Government of Guam Business Privilege Tax Refunding Bonds, GU, Rev 5.00%, 01/01/2028	51,077
	Idaho - 0.3%
100,000	Idaho Health Facs Auth, ID, Rev 5.00%, 03/01/2027	101,248
	Illinois - 8.6%
	Chicago Board of Education, IL, GO
300,000	5.25%, 12/01/2031	308,019
40,000	(NPFG) 5.50%, 12/01/2026	40,178
500,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.00%, 01/01/2029	521,312
300,000	Chicago O'Hare International Airport, IL, Rev 5.00%, 01/01/2028	308,509
	Illinois Housing Dev Auth, IL, Rev,
250,000	(FHLMC), (FNMA), (GNMA) 5.25%, 10/01/2052	259,508
65,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	68,548
90,000	Kane County School Dist No. 131 Aurora East Side, IL, GO, (AG) 5.00%, 12/01/2026	90,605
205,000	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO, (AG) 5.00%, 02/01/2027	207,080
155,000	Sales Tax Securitization Corp., IL, Rev 5.00%, 01/01/2027	156,354
265,000	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO, (AG) 5.00%, 01/01/2028	272,516
	State of Illinois, IL, GO
740,000	5.00%, 11/01/2028	757,896
500,000	5.25%, 09/01/2029	530,696
		3,521,221
	Indiana - 1.2%
500,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2027	503,872
	Iowa - 1.0%
300,000	Iowa Finance Auth, IA, Rev 4.00%, 05/15/2031	299,010
100,000	PEFA Inc, IA, Rev 5.00%, 04/01/2030	104,012
		403,022

151

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.2% - (continued)
	Kentucky - 2.0%
$ 250,000	Kentucky Bond Dev Corp., KY, Rev 5.00%, 10/31/2031	$268,773
500,000	Kentucky Municipal Power Agency, KY, Rev 5.00%, 09/01/2031	536,837
		805,610
	Louisiana - 2.9%
300,000	City of Shreveport Water & Sewer, LA, Rev, (AG) 5.00%, 12/01/2030	320,253
	Louisiana Public Facs Auth, LA, Rev,
300,000	(AG) 5.00%, 08/01/2029	317,508
115,000	5.00%, 05/15/2030	121,708
200,000	New Orleans Aviation Board, LA, Rev 5.00%, 01/01/2028	205,981
145,000	Parish of St. James, LA, Rev 3.70%, 08/01/2041(1)	145,222
85,000	Parish of St. John the Baptist, LA, Rev 3.00%, 06/01/2037(1)	84,420
		1,195,092
	Maryland - 1.0%
400,000	Maryland Health & Higher Educational Facs Auth, MD, Rev 5.00%, 08/15/2028	416,320
	Massachusetts - 0.7%
260,000	Massachusetts Dev Finance Agency, MA, Rev 5.00%, 06/01/2032	281,906
	Michigan - 1.3%
200,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2030	213,302
50,000	Michigan Strategic Fund, MI, Rev 3.35%, 10/01/2049(1)	49,868
	Northern Michigan University, MI, Rev
150,000	5.00%, 06/01/2031	162,092
110,000	5.00%, 06/01/2032	120,003
		545,265
	Minnesota - 2.0%
350,000	Duluth Independent School Dist No. 709, MN, GO, (SD CRED PROG) 0.00%, 02/01/2031(3)	295,766
500,000	Minneapolis-St. Paul Metropolitan Airports Commission, MN, Rev 5.00%, 01/01/2030	529,642
		825,408
	Mississippi - 2.6%
	State of Mississippi Gaming Tax, MS, Rev
280,000	5.00%, 10/15/2026	280,604
250,000	5.00%, 10/15/2029	259,627
500,000	5.00%, 10/15/2030	500,712
		1,040,943
	Montana - 0.1%
55,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2065(1)	58,004
	Nebraska - 0.1%
35,000	Nebraska Investment Finance Auth, NE, Rev 4.00%, 09/01/2048	35,145
	New Hampshire - 1.2%
	New Hampshire Business Finance Auth, NH, Rev
200,000	5.00%, 06/01/2031	212,239
270,000	5.00%, 08/01/2032(4)	288,852
		501,091
	New Jersey - 1.0%
415,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 0.00%, 12/15/2026(3)	410,366
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.2% - (continued)
	New Mexico - 0.5%
	New Mexico Mortgage Finance Auth, NM, Rev,
$ 170,000	(FHLMC), (FNMA), (GNMA) 3.75%, 01/01/2050	$170,039
35,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	35,097
		205,136
	New York - 5.0%
100,000	Build NYC Resource Corp., NY, Rev 5.00%, 12/15/2031	99,436
	Metropolitan Transportation Auth, NY, Rev
150,000	5.00%, 11/15/2027	150,855
330,000	5.00%, 11/15/2030	331,682
180,000	New York Liberty Dev Corp., NY, Rev 0.95%, 11/15/2027	172,334
500,000	New York State Dormitory Auth, NY, Rev 5.00%, 03/15/2030	538,145
200,000	New York Transportation Dev Corp., NY, Rev 5.00%, 12/01/2026	201,102
500,000	Triborough Bridge & Tunnel Auth, NY, Rev 5.00%, 11/15/2028	526,312
		2,019,866
	North Carolina - 1.3%
120,000	North Carolina Housing Finance Agency, NC, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	132,375
	North Carolina Medical Care Commission, NC, Rev
350,000	3.20%, 11/01/2030	342,680
35,000	3.40%, 10/01/2029	35,012
		510,067
	North Dakota - 0.5%
	North Dakota Housing Finance Agency, ND, Rev
15,000	3.50%, 07/01/2046	14,959
170,000	3.75%, 07/01/2050	170,143
		185,102
	Ohio - 2.4%
300,000	American Municipal Power, Inc., OH, Rev 5.00%, 02/15/2030	319,416
425,000	County of Allen Hospital Facs, OH, Rev 5.00%, 10/01/2051(1)	451,601
145,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	145,719
70,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	69,394
		986,130
	Oregon - 0.3%
100,000	Lincoln County School Dist, OR, GO, (SCH BD GTY) 5.00%, 06/15/2027(1)(5)	101,741
20,000	State of Oregon Housing & Community Services Department, OR, Rev 3.50%, 07/01/2048	19,972
		121,713
	Pennsylvania - 4.7%
105,000	Doylestown Hospital Auth, PA, Rev 5.00%, 07/01/2031(2)	109,704
400,000	General Auth of Southcentral Pennsylvania, PA, Rev 5.00%, 06/01/2029	421,161
375,000	Lancaster School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 06/01/2030	401,502
200,000	Pennsylvania Economic Dev Financing Auth Parking System, PA, Rev, (AG) 5.00%, 01/01/2029	209,008
125,000	Pennsylvania Housing Finance Agency, PA, Rev 3.00%, 10/01/2051	124,037
600,000	School Dist of Philadelphia, PA, GO, (ST AID WITHHLDG) 5.00%, 09/01/2029	634,125
		1,899,537

152

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.2% - (continued)
	Puerto Rico - 0.9%
$ 249,334	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	$254,287
133,000	Puerto Rico Sales Tax Financing Corp., PR, Rev 0.00%, 07/01/2027(3)	129,247
		383,534
	Rhode Island - 3.9%
400,000	Providence Public Building Auth, RI, Rev, (AG) 5.00%, 09/15/2031	427,430
	Rhode Island Health & Educational Building Corp., RI, Rev,
300,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2029	316,176
345,000	(BAM), (ST AID WITHHLDG) 5.00%, 05/15/2030	369,024
100,000	(AG) 5.00%, 07/01/2030	105,225
350,000	Rhode Island Student Loan Auth, RI, Rev 5.00%, 12/01/2027	357,934
		1,575,789
	South Carolina - 0.7%
45,000	South Carolina Jobs-Economic Dev Auth, SC, Rev 4.00%, 12/01/2030	45,010
230,000	South Carolina State Housing Finance & Dev Auth, SC, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	256,139
		301,149
	South Dakota - 1.3%
	South Dakota Housing Dev Auth, SD, Rev,
15,000	(FHLMC), (FNMA), (GNMA) 4.00%, 05/01/2039	14,991
60,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	63,097
395,000	(FHLMC), (FNMA), (GNMA) 6.25%, 11/01/2056	431,057
		509,145
	Tennessee - 0.3%
100,000	Tennessee Energy Acquisition Corp., TN, Rev 5.00%, 11/01/2032	105,099
	Tennessee Housing Dev Agency, TN, Rev
20,000	3.50%, 07/01/2045	19,956
15,000	3.50%, 01/01/2048	14,985
		140,040
	Texas - 8.4%
350,000	City of Dallas Hotel Occupancy Tax, TX, Rev 4.00%, 08/15/2027	350,228
30,000	City of Houston Hotel Occupancy Tax & Special, TX, Rev 4.00%, 09/01/2026	30,027
	City of San Antonio Electric & Gas Systems, TX, Rev
150,000	3.00%, 02/01/2055(1)	147,805
135,000	3.08%, 02/01/2055(1)	134,267
150,000	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2030	159,213
200,000	County of Fort Bend Toll Road, TX, Rev, (AG) 5.00%, 03/01/2032	217,236
400,000	East Montgomery County Improvement Dist Sales Tax, TX, Rev, (AG) 5.00%, 08/15/2029	421,935
400,000	El Paso County Hospital Dist, TX, GO, (AG) 5.00%, 02/15/2030	423,935
50,000	Fort Bend Independent School Dist, TX, GO, (PSF-GTD) 3.80%, 08/01/2055(1)	50,680
100,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2028	102,965
35,000	New Hope Cultural Education Facs Finance Corp., TX, Rev 4.25%, 10/01/2030	35,001
500,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2027	504,451
300,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043(1)	298,374
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.2% - (continued)
	Texas - 8.4% - (continued)
$ 350,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2027	$357,963
200,000	Texas Municipal Gas Acquisition & Supply Corp. VI, TX, Rev 5.00%, 01/01/2031	207,673
		3,441,753
	Utah - 0.7%
130,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	131,951
135,000	Downtown Revitalization Public Infrastructure Dist, UT, Rev, (AG) 5.00%, 06/01/2032	146,888
		278,839
	Virginia - 0.9%
70,000	Virginia Beach Dev Auth, VA, Rev 5.38%, 09/01/2029	70,084
300,000	Virginia Small Business Financing Auth, VA, Rev 5.00%, 12/01/2027	307,364
		377,448
	Washington - 4.0%
	King County Housing Auth, WA, Rev
100,000	5.00%, 01/01/2030	104,517
100,000	5.00%, 07/01/2030	104,960
100,000	5.00%, 07/01/2031	105,082
500,000	Port of Seattle, WA, Rev 5.00%, 08/01/2028	519,189
45,000	Seattle Housing Auth, WA, Rev 5.00%, 12/01/2029	46,606
400,000	Washington Health Care Facs Auth, WA, Rev 5.00%, 10/01/2030	425,541
	Washington State Housing Finance Commission, WA, Rev
200,000	5.00%, 07/01/2030	212,438
100,000	(BAM) 5.00%, 07/01/2031(2)	106,097
		1,624,430
	West Virginia - 0.2%
65,000	West Virginia Economic Dev Auth, WV, Rev 3.75%, 04/01/2036(1)	64,513
	Wisconsin - 3.5%
	Public Finance Auth, WI, Rev
500,000	3.30%, 10/01/2046(1)	499,807
60,000	3.63%, 06/15/2063(1)	59,442
70,000	4.00%, 10/01/2027	70,662
235,000	5.00%, 11/15/2030	248,629
150,000	State of Wisconsin, WI, GO 5.00%, 05/01/2029(4)	157,201
500,000	Wisconsin Center Dist, WI, Rev, (AG) 0.00%, 12/15/2031(3)	409,578
		1,445,319
	Wyoming - 0.2%
60,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054	64,296
	Total Municipal Bonds (cost $36,842,820)	$36,785,460

153

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.0%
	Repurchase Agreements - 2.0%
$ 811,467
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at 3.64%, due on
08/03/2026 with a maturity value of $811,713;
collateralized by U.S. Treasury Note at 4.13%,
maturing 06/30/2028, with a market value of
$827,890
			$811,467
	Total Short-Term Investments (cost $811,467)		$811,467
	Total Investments (cost $37,654,287)	92.2%	$37,596,927
	Other Assets and Liabilities	7.8%	3,193,763
	Net Assets	100.0%	$40,790,690
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$647,272, representing 1.6% of net assets.

(3)	Security is a zero-coupon bond.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $447,241 at July 31, 2026.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$36,785,460	$—	$36,785,460	$—
Short-Term Investments	811,467	—	811,467	—
Total	$37,596,927	$—	$37,596,927	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.

154

Hartford Real Asset Fund (Consolidated)
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 0.2%
	Chemicals - 0.2%
EUR 100,000	INEOS Finance PLC 7.25%, 03/31/2031(1)	$108,266
	Total Corporate Bonds (cost $114,409)	$108,266
FOREIGN GOVERNMENT OBLIGATIONS - 2.6%
	Brazil - 1.0%
	Brazil Notas do Tesouro Nacional
BRL 3,418,016	6.00%, 05/15/2035(2)	$586,708
715,840	6.00%, 05/15/2045(2)	118,484
		705,192
	Mexico - 0.9%
MXN 10,682,756	Mexico Udibonos 4.50%, 11/22/2035(2)	611,315
	South Africa - 0.7%
	Republic of South Africa Government CPI-Linked Bond
ZAR 8,496,404	2.50%, 03/31/2046(2)	386,888
1,901,125	3.45%, 12/07/2033(2)	108,954
		495,842
	Total Foreign Government Obligations (cost $1,744,426)	$1,812,349
U.S. GOVERNMENT SECURITIES - 35.9%
	U.S. Treasury Securities - 35.9%
	U.S. Treasury Inflation-Indexed Bonds - 2.2%
$ 335,861	1.75%, 01/15/2028(2)	$332,204
312,116	2.50%, 01/15/2029(2)	314,103
141,572	3.38%, 04/15/2032(2)	150,584
331,451	3.63%, 04/15/2028(2)	337,736
387,245	3.88%, 04/15/2029(2)	403,539
		1,538,166
	U.S. Treasury Inflation-Indexed Notes - 33.7%
800,902	0.13%, 01/15/2030(2)	747,927
869,029	0.13%, 07/15/2030(2)	806,703
894,541	0.13%, 01/15/2031(2)	820,004
912,580	0.13%, 07/15/2031(2)	830,596
991,134	0.13%, 01/15/2032(2)	888,856
700,775	0.25%, 07/15/2029(2)	665,310
801,421	0.50%, 01/15/2028(2)	778,960
1,032,096	0.63%, 07/15/2032(2)	946,333
694,091	0.75%, 07/15/2028(2)	676,250
597,123	0.88%, 01/15/2029(2)	578,208
1,020,283	1.13%, 10/15/2030(2)	982,640
1,029,201	1.13%, 01/15/2033(2)	962,359
876,876	1.25%, 04/15/2028(2)	859,564
1,012,462	1.25%, 04/15/2031(2)	972,018
1,009,437	1.38%, 07/15/2033(2)	955,877
1,487,357	1.63%, 10/15/2027(2)	1,473,821
953,023	1.63%, 10/15/2029(2)	940,424
984,125	1.63%, 04/15/2030(2)	964,915
1,073,650	1.75%, 01/15/2034(2)	1,034,647
1,110,502	1.88%, 07/15/2034(2)	1,077,875
1,210,425	1.88%, 07/15/2035(2)	1,162,948
1,201,290	1.88%, 01/15/2036(2)	1,144,451
899,089	2.13%, 04/15/2029(2)	896,114
1,162,550	2.13%, 01/15/2035(2)	1,141,666
891,528	2.38%, 10/15/2028(2)	896,585
		23,205,051
	Total U.S. Government Securities (cost $25,052,085)	$24,743,217
COMMON STOCKS - 47.8%
	Capital Goods - 0.2%
3,135	Trex Co., Inc.*	$135,934
Shares or Principal Amount		Market Value†
COMMON STOCKS - 47.8% - (continued)
	Consumer Staples Distribution & Retail - 0.2%
1,574	Andersons, Inc.	$111,408
	Energy - 14.3%
8,796	APA Corp.	328,267
21,480	BP PLC	161,383
1,326	Cameco Corp.	114,434
13,158	Canadian Natural Resources Ltd.	626,808
1,221	Chevron Corp.	240,329
2,242	Chord Energy Corp.	314,732
6,853	ConocoPhillips	825,649
3,210	Devon Energy Corp.	144,867
4,335	EOG Resources, Inc.	644,571
30,027	Equinor ASA	1,232,636
6,574	ExxonMobil Holdings Corp.	1,021,863
154,778	Gazprom PJSC*(3)	—
1,067	HF Sinclair Corp.	97,598
2,717	LUKOIL PJSC ADR*(3)	—
200	Novatek PJSC GDR*(3)	—
16,534	Petroleo Brasileiro SA - Petrobras ADR	320,760
230	Phillips 66	48,686
18,307	Shell PLC ADR	1,683,878
4,627	SM Energy Co.	150,470
5,117	Suncor Energy, Inc.	343,628
16,900	Surgutneftegas PJSC ADR*(3)	—
16,778	Thungela Resources Ltd.(4)	102,773
15,832	TotalEnergies SE	1,395,756
13,461	Yancoal Australia Ltd.	53,041
		9,852,129
	Equity Real Estate Investment Trusts (REITs) - 11.1%
1,112	American Tower Corp. REIT	192,776
51,297	British Land Co. PLC REIT	306,737
12,368	Brixmor Property Group, Inc. REIT	389,716
7,633	Charter Hall Group REIT	124,812
3,481	COPT Defense Properties REIT	132,139
3,533	Covivio SA REIT	215,679
6,111	Crombie Real Estate Investment Trust REIT	76,156
3,393	Crown Castle, Inc. REIT	258,886
5,755	Derwent London PLC REIT	163,193
6,743	EPR Properties REIT	418,538
359	Equinix, Inc. REIT	365,921
46,993	Fibra Uno Administracion SA de CV REIT	84,628
6,504	Gaming & Leisure Properties, Inc. REIT	291,314
6,847	Getty Realty Corp. REIT	233,757
3,100	Janus Living, Inc. Class A-1, REIT	93,651
9,298	Kilroy Realty Corp. REIT	360,948
6,342	Klepierre SA REIT	288,060
11,236	Land Securities Group PLC REIT	107,022
4,955	Mercialys SA REIT	68,686
4,416	Millrose Properties, Inc. REIT	123,560
260	Nippon Building Fund, Inc. REIT	219,312
4,850	Omega Healthcare Investors, Inc. REIT	245,555
284	Orix J, Inc. REIT	183,776
11,667	Piedmont Realty Trust, Inc. REIT*	113,053
5,272	Primaris Real Estate Investment Trust REIT	86,159
50	Public Storage REIT	16,208
4,567	Rexford Industrial Realty, Inc. REIT	172,496
17,647	Sabra Health Care, Inc. REIT	373,587
670	SBA Communications Corp. REIT	121,257
249	Sekisui House, Inc. REIT	118,425
2,488	Simon Property Group, Inc. REIT	570,673
9,317	Tanger, Inc. REIT	378,829
2,356	UDR, Inc. REIT	89,905
1,405	Unibail-Rodamco-Westfield REIT*	171,183
5,327	UNITE Group PLC REIT	38,696
7,604	Wereldhave NV REIT	168,044

155

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 47.8% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 11.1% - (continued)
2,757	Weyerhaeuser Co. REIT	$69,008
47,441	Workspace Group PLC REIT(4)	224,870
		7,657,215
	Food, Beverage & Tobacco - 2.5%
8,538	Archer-Daniels-Midland Co.	676,807
592	Bunge Global SA	62,888
1,413	Danone SA	109,912
2,341	Darling Ingredients, Inc.*	141,958
4,175	Del Monte Corp.	124,039
3,459	Ingredion, Inc.	344,032
1,280	J.M. Smucker Co.	152,653
3,037	Pilgrim's Pride Corp.	83,093
		1,695,382
	Health Care Equipment & Services - 0.1%
168	HCA Healthcare, Inc.	67,635
	Materials - 11.8%
1,471	Albemarle Corp.	173,048
11,451	Alcoa Corp.	518,272
63,533	Alrosa PJSC*(3)	—
308,289	Amman Mineral Internasional PT*	69,802
6,782	Anglo American PLC	343,315
3,915	Antofagasta PLC	195,127
1,950	ArcelorMittal SA	137,743
1,132	Arkema SA	77,104
3,318	Barrick Mining Corp.	121,870
27,100	Cadillac Mines Corp.*(5)	137,448
1,446	Century Aluminum Co.*	64,737
1,927	CF Industries Holdings, Inc.	241,241
5,207	DPM Metals, Inc.	183,045
4,107	Endeavour Mining PLC	194,356
36,557	Fireweed Metals Corp.*(4)	77,972
5,429	FMC Corp.	58,145
731	Franco-Nevada Corp.	155,518
3,874	Freeport-McMoRan, Inc.	242,629
56,062	Glencore PLC*	412,916
7,916	Huntsman Corp.	77,260
31,523	Impala Platinum Holdings Ltd.	343,796
6,229	Kinross Gold Corp.	143,611
1,829	Lundin Gold, Inc.	102,406
18,420	Lundin Mining Corp.	456,082
1,301	MMC Norilsk Nickel PJSC ADR*(3)	—
4,613	Mosaic Co.	102,040
2,488	Newmont Corp.	233,151
147,636	Nickel Industries Ltd.*	84,119
19,727	Norsk Hydro ASA	181,962
478	Nucor Corp.	122,985
9,593	Nutrien Ltd.	662,138
5,605	OceanaGold Corp.	135,142
5,773	SABIC Agri-Nutrients Co.	189,513
1,097	Salzgitter AG	65,722
18,719	Sibanye Stillwater Ltd.	40,456
272	Steel Dynamics, Inc.	68,343
39,501	Stora Enso OYJ Class R(4)	454,244
34,659	Suzano SA ADR(4)	295,295
13,579	Talon Metals Corp.*(4)	48,723
8,589	Vale SA ADR	129,350
19,952	Wesdome Gold Mines Ltd.*	370,191
1,244	Westlake Corp.	87,702
6,695	Yara International ASA	315,815
		8,114,334
	Real Estate Management & Development - 2.5%
55,544	Aldar Properties PJSC	112,059
1,870	Altus Group Ltd.(4)	62,455
292,445	Ayala Land, Inc.	80,553
Shares or Principal Amount		Market Value†
COMMON STOCKS - 47.8% - (continued)
	Real Estate Management & Development - 2.5% - (continued)
21,292	CK Asset Holdings Ltd.	$129,690
1,751	Colliers International Group, Inc.(4)	172,561
3,638	CTP NV(6)	65,737
1,912	Daiwa House Industry Co. Ltd.	56,149
429	Jones Lang LaSalle, Inc.*	152,308
34,944	Mitsui Fudosan Co. Ltd.	340,404
12,060	Nomura Real Estate Holdings, Inc.	69,302
23,666	Savills PLC	293,442
25,758	Tokyu Fudosan Holdings Corp.	214,086
		1,748,746
	Telecommunication Services - 2.6%
96,066	BT Group PLC	260,112
11,169	Deutsche Telekom AG	344,686
6,372	Hellenic Telecommunications Organization SA	147,060
14,833	KT Corp. ADR	268,329
13,373	MTN Group Ltd.	165,786
46,430	TIM SA	177,966
156,641	True Corp. PCL	67,353
214,306	Vodafone Group PLC	340,102
		1,771,394
	Utilities - 2.5%
658	American Water Works Co., Inc.	88,284
3	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	18
1,138	Consolidated Edison, Inc.	123,871
1,178	Duke Energy Corp.	147,756
3,310	Edison International	242,855
33,113	ENN Energy Holdings Ltd.	198,146
2,923	Exelon Corp.	133,932
8,082	Kyushu Electric Power Co., Inc.	89,541
3,473	ONE Gas, Inc.	269,678
16,445	PG&E Corp.	285,814
1,733	Southern Co.	163,838
		1,743,733
	Total Common Stocks (cost $28,186,659)	$32,897,910
CLOSED END FUNDS - 0.8%
	Investment Company Securities - 0.8%
29,000	Sprott Physical Uranium Trust	$528,345
	Total Closed End Funds (cost $531,548)	$528,345
EXCHANGE-TRADED FUNDS - 0.5%
	Other Investment Pools & Funds - 0.5%
2,058	State Street SPDR S&P Oil & Gas Exploration & Production ETF (4)	$365,089
	Total Exchange-Traded Funds (cost $340,598)	$365,089
	Total Long-Term Investments (cost $55,969,725)	$60,455,176
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.2%
$ 96,444
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at 3.64%,
due on 08/03/2026 with a maturity value
of $96,473; collateralized by
U.S. Treasury Note at 4.13%, maturing
06/30/2028, with a market value of
$98,511
		$96,444

156

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.9% - (continued)
	Securities Lending Collateral - 0.7%
501,290	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(7)		$501,290
	Total Short-Term Investments (cost $597,734)		$597,734
	Total Purchased Options (cost $215,000)	0.2%	$166,410
	Total Investments (cost $56,782,459)	88.9%	$61,219,320
	Other Assets and Liabilities	11.1%	7,651,058
	Net Assets	100.0%	$68,870,378
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Cayman Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2026, the Fund invested 21.3% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the aggregate value of this security was $108,266, representing 0.2% of net assets.

(2)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(3)	Investment valued using significant unobservable inputs.
(4)	Represents entire or partial securities on loan.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $132,603 at July 31, 2026.
(6)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of this security was $65,737, representing 0.1% of net assets.

(7)	Current yield as of period end.

Exchange-Traded Option Contracts Outstanding at July 31, 2026
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Exchange-Traded Option
Crude Oil Option	95.00	USD	08/25/2026	43	USD	43,000	$166,410	$215,000	$(48,590)
Total purchased exchange-traded option contracts							$166,410	$215,000	$(48,590)

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	3	09/30/2026	$253,740	$(24,066)
California Carbon Allowance Vintage Future	13	12/24/2026	424,840	19,185
California Low Carbon Fuel Future	57	12/31/2026	458,850	117,245
Copper Future	2	12/29/2026	328,000	11,069
Corn Future	10	12/14/2026	232,000	(607)
Cotton No. 2 Future	9	12/08/2026	368,055	26,374
Gasoline RBOB Future	1	08/31/2026	130,796	12,753
LME Copper Future	2	09/14/2026	691,556	38,917
LME Copper Future	2	11/16/2026	689,376	(1,020)
LME Copper Future	2	12/14/2026	688,788	195,623

157

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Futures Contracts Outstanding at July 31, 2026 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
LME Copper Future	1	01/18/2027	$344,132	$5,440
LME Lead Future	2	09/14/2026	92,981	(6,044)
LME Lead Future	2	11/16/2026	94,352	(6,611)
LME Nickel Future	4	09/14/2026	412,114	(10,806)
LME Nickel Future	1	11/16/2026	103,825	(10,981)
LME Nickel Future	2	01/18/2027	209,211	5,017
LME Primary Aluminum Future	2	09/14/2026	159,420	559
LME Primary Aluminum Future	2	11/16/2026	159,162	(13,349)
LME Primary Aluminum Future	1	01/18/2027	79,368	261
LME Primary Aluminum Future	2	09/13/2027	156,762	(6,350)
LME Zinc Future	1	11/16/2026	91,047	4,888
Micro Gold Future	18	12/29/2026	739,260	(104,253)
Natural Gas Future	1	06/28/2027	31,740	(852)
NY Harbor ULSD Future	1	08/31/2026	172,011	23,761
Platinum Future	2	01/27/2027	167,420	2,835
SGX Iron ORE Future	25	08/31/2026	239,375	(7,252)
Soybean Future	4	01/14/2027	240,250	(513)
Soybean Meal Future	6	01/14/2027	194,100	3,001
Soybean Oil Future	4	01/14/2027	160,440	(6,208)
Wheat Future	3	12/10/2026	39,438	3,380
WTI Crude Oil Future	13	08/20/2026	1,100,710	150,247
WTI Crude Oil Future	3	12/21/2026	224,640	(2,678)
Total				$418,965
Short position contracts:
LME Copper Future	(2)	09/14/2026	$(691,556)	$(1,496)
LME Copper Future	(2)	11/16/2026	(689,376)	(16,562)
LME Copper Future	(2)	12/14/2026	(688,788)	(223,896)
LME Lead Future	(2)	09/14/2026	(92,981)	6,910
LME Lead Future	(2)	11/16/2026	(94,352)	6,644
LME Nickel Future	(4)	09/14/2026	(412,114)	15,809
LME Nickel Future	(1)	11/16/2026	(103,825)	(2,735)
LME Primary Aluminum Future	(2)	09/14/2026	(159,420)	15,780
LME Primary Aluminum Future	(2)	11/16/2026	(159,162)	(1,812)
LME Primary Aluminum Future	(2)	09/13/2027	(156,762)	(805)
LME Zinc Future	(1)	11/16/2026	(91,047)	(3,297)
Palladium Future	(1)	12/29/2026	(129,810)	(2,813)
Total				$(208,273)
Total futures contracts				$210,692

Foreign Currency Contracts Outstanding at July 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
850,000	BRL	164,901	USD	SSG	08/28/2026	$1,525
2,790,000	ZAR	166,854	USD	MSC	08/28/2026	1,639
546,918	USD	2,800,000	BRL	GSC	08/28/2026	(1,309)
116,210	USD	102,000	EUR	DEUT	08/28/2026	(1,546)
622,880	USD	10,908,000	MXN	SSG	08/28/2026	(5,394)
487,416	USD	8,200,000	ZAR	JPM	08/28/2026	(7,797)
Total foreign currency contracts						$(12,882)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

158

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$108,266	$—	$108,266	$—
Foreign Government Obligations	1,812,349	—	1,812,349	—
U.S. Government Securities	24,743,217	—	24,743,217	—
Common Stocks	32,897,910	22,117,480	10,780,430	—
Closed End Funds	528,345	528,345	—	—
Exchange-Traded Funds	365,089	365,089	—	—
Short-Term Investments	597,734	501,290	96,444	—
Purchased Options	166,410	166,410	—	—
Foreign Currency Contracts(2)	3,164	—	3,164	—
Futures Contracts(2)	665,698	529,268	136,430	—
Total	$61,888,182	$24,207,882	$37,680,300	$—
Liabilities
Foreign Currency Contracts(2)	$(16,046)	$—	$(16,046)	$—
Futures Contracts(2)	(455,006)	(455,006)	—	—
Total	$(471,052)	$(455,006)	$(16,046)	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2026 is not presented.

159

The Hartford Short Duration Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 32.3%
	Asset-Backed - Automobile - 9.7%
$ 4,900,000	AmeriCredit Automobile Receivables Trust Series 2026-1, 4.28%, 11/18/2032(1)	$4,841,267
	ARI Fleet Lease Trust
240,000	Series 2026-A, 4.09%, 11/15/2034(1)	236,430
490,000	Series 2026-A, 4.61%, 11/15/2034(1)	481,456
1,815,000	Series 2024-B, 5.39%, 04/15/2033(1)	1,832,301
1,765,000	Series 2024-B, 5.55%, 04/15/2033(1)	1,784,121
	CarMax Auto Owner Trust
1,550,000	Series 2026-1, 4.30%, 03/15/2032	1,526,075
4,500,000	Series 2026-1, 4.54%, 03/15/2032	4,437,033
1,480,000	Series 2025-4, 4.81%, 09/15/2031	1,471,883
2,430,000	Series 2024-4, 4.82%, 05/15/2030	2,432,337
1,090,000	Series 2026-3, 4.87%, 10/15/2032	1,086,513
2,180,000	Series 2024-4, 4.97%, 06/17/2030	2,183,453
770,000	Series 2026-3, 5.00%, 10/15/2032	767,075
3,250,000	Series 2024-3, 5.08%, 02/15/2030	3,265,355
2,500,000	Series 2024-3, 5.28%, 03/15/2030	2,519,100
2,000,000	Series 2024-3, 5.67%, 01/15/2031	2,019,510
	Chase Auto Owner Trust
3,975,000	Series 2024-4A, 5.23%, 04/25/2030(1)	3,998,458
1,545,000	Series 2024-3A, 5.41%, 02/28/2030(1)	1,560,163
3,760,000	Series 2024-3A, 5.87%, 09/25/2031(1)	3,800,762
	Ford Credit Auto Lease Trust
2,825,000	Series 2026-A, 4.20%, 02/15/2030	2,791,492
4,580,000	Series 2026-B, 4.83%, 09/15/2030	4,578,729
6,165,000	Series 2024-B, 5.18%, 02/15/2028	6,189,919
	Ford Credit Auto Owner Trust
4,635,000	Series 2025-C, 4.22%, 01/15/2032	4,559,242
5,500,000	Series 2025-2, 4.67%, 02/15/2038(1)(2)	5,433,295
5,266,000	Series 2025-1, 5.01%, 08/15/2037(1)(2)	5,285,296
5,080,000	Series 2024-B, 5.23%, 05/15/2030	5,121,872
825,000	Series 2023-B, 5.71%, 12/15/2030	831,328
1,830,000	Series 2022-D, 6.46%, 05/15/2030	1,831,507
	GM Financial Automobile Leasing Trust
975,000	Series 2026-1, 4.12%, 01/22/2030	964,411
1,500,000	Series 2025-3, 4.60%, 01/21/2030	1,495,115
	GM Financial Consumer Automobile Receivables Trust
1,850,000	Series 2026-1, 4.14%, 06/16/2032	1,812,252
1,875,000	Series 2026-2, 4.64%, 11/16/2033	1,853,763
6,975,000	Series 2026-3, 4.70%, 05/17/2032	6,943,419
2,935,000	Series 2024-3, 5.39%, 01/16/2030	2,965,750
8,820,000	Series 2024-3, 5.48%, 02/19/2030	8,905,578
900,000	Series 2023-4, 6.41%, 05/16/2029	913,999
	GM Financial Revolving Receivables Trust
1,500,000	Series 2021-1, 1.67%, 06/12/2034(1)	1,495,423
3,330,000	Series 2023-1, 5.56%, 04/11/2035(1)	3,375,751
2,750,000	GMF Floorplan Owner Revolving Trust Series 2024-1A, 5.33%, 03/15/2029(1)	2,761,863
5,757,474	Huntington Bank Auto Credit-Linked Notes Series 2026-1, 4.50%, 02/20/2034(1)	5,690,854
	Hyundai Auto Lease Securitization Trust
3,020,000	Series 2026-A, 4.16%, 05/15/2030(1)	2,989,858
2,000,000	Series 2025-C, 4.57%, 11/15/2029(1)	1,996,810
4,775,000	Series 2026-C, 4.83%, 11/15/2030(1)	4,771,336
7,685,000	Series 2024-C, 4.97%, 02/15/2029(1)	7,714,719
	Hyundai Auto Receivables Trust
4,470,000	Series 2026-A, 4.31%, 06/15/2033	4,371,159
2,385,000	Series 2025-D, 4.36%, 03/15/2032	2,350,889
2,745,000	Series 2025-D, 4.56%, 03/15/2033	2,718,366
1,000,000	Series 2024-C, 4.67%, 01/15/2031	999,318
2,920,000	Series 2025-B, 4.72%, 07/15/2030	2,918,203
1,345,000	Series 2024-C, 4.86%, 02/17/2032	1,346,435
2,045,000	Series 2025-B, 4.92%, 07/15/2032	2,043,288
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 32.3% - (continued)
	Asset-Backed - Automobile - 9.7% - (continued)
$ 3,645,000	Series 2024-B, 5.04%, 09/16/2030	$3,669,560
	Merchants Fleet Funding LLC
2,560,000	Series 2025-1A, 4.91%, 01/20/2039(1)	2,547,527
3,630,000	Series 2025-1A, 5.21%, 01/20/2039(1)	3,618,470
1,385,000	Series 2025-1A, 5.76%, 01/20/2039(1)	1,372,084
	Nissan Auto Lease Trust
6,000,000	Series 2025-B, 4.81%, 11/15/2029	5,989,759
2,120,000	Series 2026-B, 4.87%, 06/17/2030	2,119,716
2,515,000	Series 2026-B, 5.08%, 10/15/2030	2,513,975
2,000,000	Santander Bank Auto Credit-Linked Notes Series 2025-A, 4.48%, 01/16/2034(1)	1,988,532
	Santander Drive Auto Receivables Trust
1,590,000	Series 2026-1, 4.26%, 04/15/2032	1,559,555
4,400,000	Series 2024-3, 5.55%, 09/17/2029	4,419,337
3,860,000	Series 2024-3, 5.64%, 08/15/2030	3,902,852
4,380,000	Series 2024-3, 5.97%, 10/15/2031	4,437,118
4,805,000	SCCU Auto Receivables Trust Series 2025-1A, 4.78%, 12/15/2031(1)	4,757,707
	SFS Auto Receivables Securitization Trust
1,885,000	Series 2025-1A, 5.11%, 02/20/2031(1)	1,898,760
4,355,000	Series 2025-1A, 5.20%, 10/20/2032(1)	4,383,160
615,000	Series 2024-1A, 5.38%, 01/21/2031(1)	621,232
67,287	U.S. Bank NA Series 2023-1, 6.79%, 08/25/2032(1)	67,575
	Wheels Fleet Lease Funding LLC
799,000	Series 2026-1A, 4.67%, 04/18/2039(1)	790,091
1,057,000	Series 2026-1A, 4.93%, 04/18/2039(1)	1,048,083
	World Omni Auto Receivables Trust
3,365,000	Series 2026-A, 4.36%, 12/15/2032	3,301,176
6,590,000	Series 2024-C, 4.68%, 07/15/2030	6,591,544
9,000,000	Series 2024-C, 4.83%, 05/15/2031	8,994,961
1,100,000	World Omni Automobile Lease Securitization Trust Series 2024-A, 5.62%, 09/17/2029	1,104,823
10,000,000	World Omni Select Auto Trust Series 2024-A, 5.35%, 06/17/2030	10,068,218
		232,030,346
	Asset-Backed - Finance & Insurance - 3.4%
2,720,000	Amur Equipment Finance Receivables XVI LLC Series 2026-1A, 5.38%, 11/21/2033(1)	2,709,484
10,835,000	Barings CLO Ltd. Series 2023-4A, 5.18%, 01/20/2039, 3 mo. USD Term SOFR + 1.45%(1)(3)	10,820,774
	Business Jet Securities LLC
3,087,000	Series 2026-1A, 5.46%, 06/15/2041(1)	3,080,125
769,300	Series 2026-1A, 6.10%, 06/15/2041(1)	765,729
	CCG Receivables Trust
1,097,000	Series 2025-2, 4.68%, 08/15/2034(1)	1,081,170
4,900,000	Series 2025-1, 4.89%, 10/14/2032(1)	4,879,198
3,000,000	Clover CLO LLC Series 2020-1A, 5.22%, 07/15/2037, 3 mo. USD Term SOFR + 1.60%(1)(3)	3,000,000
1,150,000	Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2026-1A, 5.08%, 03/20/2056(1)	1,121,649
4,000,000	Elmwood CLO 18 Ltd. Series 2022-5AR, 5.24%, 07/17/2037, 3 mo. USD Term SOFR + 1.60%(1)(3)	4,000,000
6,625,000	Kinetic ABS Issuer LLC Series 2026-2A, 5.83%, 06/25/2058(1)	6,604,682

160

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 32.3% - (continued)
	Asset-Backed - Finance & Insurance - 3.4% - (continued)
$ 3,250,000	Lake George Park CLO Ltd. Series 2025-1A, 5.25%, 04/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(3)	$3,257,517
3,010,000	MAPS Trust Series 2026-2A, 5.52%, 06/15/2051(1)	2,976,342
6,350,000	OHA Credit Partners XV Ltd. Series 2017-15A, 5.53%, 04/20/2039, 3 mo. USD Term SOFR + 1.80%(1)(3)	6,388,735
2,890,000	PFS Financing Corp. Series 2026-B, 4.40%, 03/15/2031(1)	2,839,773
2,150,000	RAD CLO 31 Ltd. Series 2025-31A, 5.40%, 04/17/2039, 3 mo. USD Term SOFR + 1.65%(1)(3)	2,158,084
9,435,000	RR 44 Ltd. Series 2026-44A, 5.15%, 04/15/2041, 3 mo. USD Term SOFR + 1.40%(1)(3)	9,410,120
3,000,000	Serenity-Peace Park CLO Ltd. Series 2025-1A, 5.38%, 10/24/2038, 3 mo. USD Term SOFR + 1.60%(1)(3)	3,007,485
3,119,624	Sprite Ltd. Series 2026-1, 5.23%, 03/15/2041(1)	3,029,663
9,500,000	Texas Debt Capital CLO Ltd. Series 2024-1A, 5.35%, 07/22/2039, 3 mo. USD Term SOFR + 1.70%(1)(3)	9,509,282
		80,639,812
	Commercial Mortgage-Backed Securities - 3.2%
	BBCMS Mortgage Trust
1,228,485	Series 2020-C7, 2.02%, 04/15/2053	1,172,811
1,000,000	Series 2025-5C38, 5.48%, 11/15/2058	1,002,314
750,000	Series 2026-5C40, 5.53%, 02/15/2059(3)	752,411
1,275,000	Series 2025-5C36, 5.84%, 08/15/2058(3)	1,292,310
5,000,000	Series 2025-5C34, 5.99%, 05/15/2058(3)	5,077,739
2,250,000	Series 2024-5C27, 6.41%, 07/15/2057(3)	2,310,268
	Benchmark Mortgage Trust
7,800,000	Series 2025-V17, 5.42%, 09/15/2058(3)	7,775,838
3,190,000	Series 2026-V20, 5.44%, 02/15/2059	3,184,994
2,000,000	Series 2024-V9, 6.06%, 08/15/2057(3)	2,029,197
2,170,000	BSTN Commercial Mortgage Trust Series 2025-HUB, 4.90%, 04/13/2041(1)(3)	2,131,633
	BX Commercial Mortgage Trust
3,501,809	Series 2026-LP3, 5.23%, 04/15/2043, 1 mo. USD Term SOFR + 1.55%(1)(3)	3,514,940
1,530,000	Series 2026-CSMO, 5.38%, 02/15/2043, 1 mo. USD Term SOFR + 1.70%(1)(3)	1,540,617
2,540,916	Series 2026-LP3, 5.43%, 04/15/2043, 1 mo. USD Term SOFR + 1.75%(1)(3)	2,552,033
1,500,000	Series 2026-CSMO, 5.68%, 02/15/2043, 1 mo. USD Term SOFR + 2.00%(1)(3)	1,513,395
3,169,954	Series 2026-LP3, 6.03%, 04/15/2043, 1 mo. USD Term SOFR + 2.35%(1)(3)	3,191,747
1,647,206	MF1 Ltd. Series 2022-FL8, 5.02%, 02/19/2037, 1 mo. USD Term SOFR + 1.35%(1)(3)	1,647,200
5,500,000	Morgan Stanley Capital I Trust Series 2014-150E, 3.91%, 09/09/2032(1)	5,203,798
9,000,000	ROCK Trust Series 2024-CNTR, 7.11%, 11/13/2041(1)	9,269,167
9,500,000	SG Commercial Mortgage Securities Trust Series 2020-COVE, 2.63%, 03/15/2037(1)	9,200,865
	SLG Office Trust
985,000	Series 2026-OMA, 5.16%, 04/15/2041(1)(3)	976,044
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 32.3% - (continued)
	Commercial Mortgage-Backed Securities - 3.2% - (continued)
$ 715,000	Series 2026-OMA, 5.45%, 04/15/2041(1)(3)	$708,536
3,395,000	Series 2026-OMA, 5.79%, 04/15/2041(1)(3)	3,371,262
2,715,000	Wells Fargo Commercial Mortgage Trust Series 2026-5C8, 5.25%, 03/15/2059	2,680,722
5,345,000	Wells Fargo NA Series 2026-5YR20, 5.34%, 02/15/2059	5,311,473
		77,411,314
	Other Asset-Backed Securities - 8.1%
500,000	AGL CLO 5 Ltd. Series 2020-5A, 5.58%, 01/20/2039, 3 mo. USD Term SOFR + 1.85%(1)(3)	500,068
10,975,000	AIMCO CLO 24 Ltd. Series 2025-24A, 5.58%, 04/19/2038, 3 mo. USD Term SOFR + 1.85%(1)(3)	10,996,072
10,000,000	AMSR Trust Series 2024-SFR1, 4.29%, 07/17/2041(1)(2)	9,580,651
705,000	Amur Equipment Finance Receivables XIII LLC Series 2024-1A, 5.37%, 01/21/2031(1)	710,900
2,750,000	Apidos CLO XXVIII Ltd. Series 2017-28A, 5.38%, 10/20/2038, 3 mo. USD Term SOFR + 1.65%(1)(3)	2,756,352
837,977	Aqua Finance Trust Series 2021-A, 1.54%, 07/17/2046(1)	759,748
500,000	Ares LXVII CLO Ltd. Series 2022-67A, 5.51%, 01/25/2038, 3 mo. USD Term SOFR + 1.70%(1)(3)	500,270
9,250,000	Bain Capital Credit CLO Ltd. Series 2022-4A, 5.84%, 10/16/2037, 3 mo. USD Term SOFR + 2.05%(1)(3)	9,242,378
	Castlelake Aircraft Structured Trust
6,421,979	Series 2025-1A, 5.78%, 02/15/2050(1)	6,437,051
1,787,336	Series 2025-1A, 6.50%, 02/15/2050(1)	1,783,839
1,801,000	CCG Receivables Trust Series 2025-1, 4.69%, 10/14/2032(1)	1,796,451
1,144,103	CF Hippolyta Issuer LLC Series 2020-1, 2.28%, 07/15/2060(1)	688,222
	Dext ABS LLC
3,427,000	Series 2025-2, 4.66%, 04/15/2036(1)	3,387,189
2,830,000	Series 2025-2, 4.89%, 04/15/2036(1)	2,793,358
5,760,000	Series 2025-2, 5.45%, 10/15/2036(1)	5,728,001
10,000,000	Elmwood CLO 19 Ltd. Series 2022-6A, 5.30%, 10/17/2038, 3 mo. USD Term SOFR + 1.55%(1)(3)	10,012,660
327,274	Falcon Aerospace Ltd. Series 2019-1, 3.60%, 09/15/2039(1)	324,071
3,393,679	Gilead Aviation LLC Series 2025-1A, 6.52%, 03/15/2050(1)	3,378,238
	GreenSky Home Improvement Issuer Trust
1,371,385	Series 2025-1A, 5.69%, 03/25/2060(1)	1,373,052
4,258,959	Series 2025-1A, 6.22%, 03/25/2060(1)	4,285,104
9,000,000	Madison Park Funding LIV Ltd. Series 2022-54A, 5.73%, 10/21/2037, 3 mo. USD Term SOFR + 2.00%(1)(3)	9,004,500
6,750,000	Madison Park Funding XXXIV Ltd. Series 2019-34A, 5.89%, 10/16/2037, 3 mo. USD Term SOFR + 2.10%(1)(3)	6,745,113
6,750,000	Morgan Stanley Eaton Vance CLO Ltd. Series 2022-18A, 5.68%, 10/20/2037, 3 mo. USD Term SOFR + 1.95%(1)(3)	6,756,277

161

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 32.3% - (continued)
	Other Asset-Backed Securities - 8.1% - (continued)
$ 3,022,230	Navigator Aviation Ltd. Series 2025-1, 5.11%, 10/15/2050(1)	$2,923,597
997,000	Neuberger Berman CLO XVI-S Ltd. Series 2017-16SA, 5.55%, 04/15/2039, 3 mo. USD Term SOFR + 1.80%(1)(3)	996,326
6,000,000	Neuberger Berman Loan Advisers CLO 24 Ltd. Series 2017-24A, 5.48%, 10/19/2038, 3 mo. USD Term SOFR + 1.75%(1)(3)	6,009,738
3,000,000	Neuberger Berman Loan Advisers CLO 31 Ltd. Series 2019-31A, 5.48%, 01/20/2039, 3 mo. USD Term SOFR + 1.75%(1)(3)	3,001,545
4,610,484	NYCTL Trust Series 2025-A, 4.84%, 11/10/2038(1)	4,557,010
1,000,000	OCP CLO Ltd. Series 2020-8RA, 5.55%, 10/17/2038, 3 mo. USD Term SOFR + 1.80%(1)(3)	1,001,260
6,000,000	Octagon Investment Partners 42 Ltd. Series 2019-3A, 5.85%, 07/15/2037, 3 mo. USD Term SOFR + 2.10%(1)(3)	5,995,608
815,000	OHA Credit Funding 6 Ltd. Series 2020-6A, 5.58%, 10/20/2037, 3 mo. USD Term SOFR + 1.85%(1)(3)	814,425
4,950,000	Palmer Square Loan Funding Ltd. Series 2024-3A, 5.10%, 08/08/2032, 3 mo. USD Term SOFR + 1.45%(1)(3)	4,947,659
	Post Road Equipment Finance LLC
3,700,000	Series 2025-1A, 5.13%, 05/15/2031(1)	3,708,301
830,000	Series 2025-1A, 5.43%, 05/15/2031(1)	830,103
2,865,000	Series 2025-1A, 7.08%, 05/17/2032(1)	2,895,319
	Progress Residential Trust
2,820,000	Series 2024-SFR4, 3.33%, 07/17/2041(1)	2,624,717
8,141,032	Series 2025-SFR2, 3.56%, 04/17/2042(1)	7,509,936
2,410,000	Series 2025-SFR1, 3.65%, 02/17/2042(1)	2,241,511
4,400,000	Series 2024-SFR1, 3.75%, 02/17/2041(1)	4,185,879
1,425,000	RAD CLO 26 Ltd. Series 2024-26A, 5.63%, 10/20/2037, 3 mo. USD Term SOFR + 1.90%(1)(3)	1,423,481
9,250,000	Regatta XXIX Funding Ltd. Series 2024-3A, 5.70%, 09/06/2037, 3 mo. USD Term SOFR + 1.95%(1)(3)	9,259,046
	SCF Equipment Leasing LLC
2,390,000	Series 2025-2A, 4.51%, 06/20/2036(1)	2,329,116
1,720,000	Series 2025-2A, 4.82%, 06/20/2036(1)	1,680,068
795,000	Series 2025-1A, 5.37%, 09/20/2034(1)	795,292
645,102	Stream Innovations Issuer Trust Series 2024-2A, 6.34%, 02/15/2045(1)	652,388
2,000,000	Symphony CLO XXII Ltd. Series 2020-22A, 5.83%, 04/18/2033, 3 mo. USD Term SOFR + 2.10%(1)(3)	2,000,048
8,400,000	Tricon Residential Trust Series 2023-SFR2, 5.00%, 12/17/2040(1)	8,136,059
4,300,000	Uniti Fiber ABS Issuer LLC Series 2025-1A, 6.37%, 04/20/2055(1)	4,334,916
1,295,000	Verizon Master Trust Series 2025-10, 4.67%, 10/20/2033(1)	1,264,950
9,280,000	Zayo Issuer LLC Series 2025-1A, 6.09%, 03/20/2055(1)	9,252,336
		194,910,199
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 32.3% - (continued)
	Whole Loan Collateral CMO - 7.9%
	A&D Mortgage Trust
$ 11,069,355	Series 2026-NQM2, 4.81%, 03/25/2071(1)(3)	$10,921,203
7,700,262	Series 2025-NQM4, 5.23%, 10/25/2070(1)(2)	7,645,466
2,089,094	Series 2025-NQM1, 5.43%, 03/25/2070(1)(3)	2,087,443
11,307,108	Series 2025-NQM2, 5.79%, 06/25/2070(1)(3)	11,343,998
	Angel Oak Mortgage Trust
604,141	Series 2021-1, 0.91%, 01/25/2066(1)(3)	530,997
2,590,665	Series 2021-5, 0.95%, 07/25/2066(1)(3)	2,212,757
292,246	Series 2020-R1, 0.99%, 04/25/2053(1)(3)	282,380
1,078,470	Series 2021-4, 1.04%, 01/20/2065(1)(3)	904,153
1,240,350	Series 2021-3, 1.07%, 05/25/2066(1)(3)	1,068,010
2,560,174	Series 2021-6, 1.46%, 09/25/2066(1)(3)	2,151,532
233,458	Series 2020-4, 1.47%, 06/25/2065(1)(3)	228,101
703,929	Series 2020-3, 1.69%, 04/25/2065(1)(3)	673,688
68,943	Series 2020-1, 2.47%, 12/25/2059(1)(3)	67,713
	Arroyo Mortgage Trust
915,013	Series 2021-1R, 1.18%, 10/25/2048(1)(3)	829,677
496,254	Series 2019-3, 2.96%, 10/25/2048(1)(3)	478,518
111,387	Series 2019-1, 3.81%, 01/25/2049(1)(3)	108,410
1,902,393	Barclays Mortgage Loan Trust Series 2025-NQM3, 5.64%, 05/25/2065(1)(3)	1,900,661
274,711	BRAVO Residential Funding Trust Series 2021-NQM1, 0.94%, 02/25/2049(1)(3)	255,929
	Citigroup Mortgage Loan Trust, Inc.
163,173	Series 2018-RP2, 2.91%, 02/25/2058(1)(3)	161,461
188,451	Series 2018-RP3, 3.25%, 03/25/2061(1)(3)	185,854
	COLT Mortgage Loan Trust
305,257	Series 2021-2R, 0.80%, 07/27/2054(1)	271,850
1,358,213	Series 2021-1, 0.91%, 06/25/2066(1)(3)	1,173,738
1,077,676	Series 2021-2, 0.92%, 08/25/2066(1)(3)	915,141
2,730,523	Series 2021-3, 0.96%, 09/27/2066(1)(3)	2,260,380
3,876,693	Series 2021-HX1, 1.11%, 10/25/2066(1)(3)	3,310,749
336,991	Series 2020-2R, 1.33%, 10/26/2065(1)(3)	319,818
2,837,259	Series 2021-4, 1.40%, 10/25/2066(1)(3)	2,390,246
1,299,195	Series 2026-4, 5.29%, 06/25/2071(1)(3)	1,294,265
1,007,618	COLT Pass-Through Certificates Series 2021-1R, 0.86%, 05/25/2065(1)(3)	907,473
3,916,341	COLT Trust Series 2020-RPL1, 1.39%, 01/25/2065(1)(3)	3,305,932
5,466,369	Cross Mortgage Trust Series 2025-H7, 4.93%, 09/25/2070(1)(3)	5,401,095
	CSMC Trust
1,152,757	Series 2021-NQM1, 0.81%, 05/25/2065(1)(3)	1,022,236
1,336,218	Series 2021-AFC1, 0.83%, 03/25/2056(1)(3)	1,099,200
2,034,006	Series 2021-NQM3, 1.02%, 04/25/2066(1)(3)	1,754,775
2,394,019	Series 2021-NQM4, 1.10%, 05/25/2066(1)(3)	2,071,794
2,056,765	Series 2021-NQM6, 1.17%, 07/25/2066(1)(3)	1,747,240
2,637,963	Series 2020-RPL4, 2.00%, 01/25/2060(1)(3)	2,355,275
611,752	Series 2020-NQM1, 2.21%, 05/25/2065(1)(2)	587,667
313,648	Series 2020-AFC1, 3.24%, 02/25/2050(1)(3)	299,028

162

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 32.3% - (continued)
	Whole Loan Collateral CMO - 7.9% - (continued)
	Deephaven Residential Mortgage Trust
$ 558,557	Series 2021-2, 0.90%, 04/25/2066(1)(3)	$497,222
1,655,970	Series 2026-INV3, 5.73%, 06/25/2071(1)(2)	1,651,930
	Ellington Financial Mortgage Trust
268,994	Series 2021-1, 0.80%, 02/25/2066(1)(3)	230,550
568,015	Series 2021-2, 0.93%, 06/25/2066(1)(3)	478,933
208,454	Series 2020-2, 1.18%, 10/25/2065(1)(3)	199,240
42,950	Series 2019-2, 2.74%, 11/25/2059(1)(3)	41,867
9,795,758	Series 2026-INV2, 4.68%, 02/25/2071(1)(3)	9,639,354
2,407,585	Series 2026-NQM3, 5.03%, 03/25/2071(1)(3)	2,383,674
5,335,677	Series 2026-NQM5, 5.56%, 06/25/2071(1)(3)	5,323,234
2,296,598	Series 2026-NQM6, 5.82%, 06/25/2071(1)(2)	2,287,935
	GCAT Trust
1,057,338	Series 2021-NQM1, 0.87%, 01/25/2066(1)(3)	915,124
1,209,735	Series 2021-NQM2, 1.04%, 05/25/2066(1)(3)	1,052,005
1,619,920	Series 2021-NQM3, 1.09%, 05/25/2066(1)(3)	1,412,309
2,646,519	Series 2021-NQM4, 1.09%, 08/25/2066(1)(3)	2,214,341
3,729,893	Series 2021-NQM5, 1.26%, 07/25/2066(1)(3)	3,074,678
805,361	Series 2021-CM1, 2.47%, 04/25/2065(1)(3)	776,523
291,892	Series 2020-NQM2, 2.56%, 04/25/2065(1)(2)	280,245
317,377	Series 2019-RPL1, 2.65%, 10/25/2068(1)(3)	310,080
49,255	Series 2020-NQM1, 3.25%, 01/25/2060(1)(2)	48,908
5,707,471	GS Mortgage-Backed Securities Trust Series 2026-DSC2, 5.49%, 09/25/2066(1)(2)	5,680,563
5,721,386	HTAP Issuer Trust Series 2025-1, 6.50%, 11/25/2042(1)	5,704,418
	Imperial Fund Mortgage Trust
1,691,369	Series 2021-NQM1, 1.07%, 06/25/2056(1)(3)	1,474,194
1,448,205	Series 2021-NQM2, 1.07%, 09/25/2056(1)(3)	1,211,790
1,961,084	Series 2021-NQM3, 1.60%, 11/25/2056(1)(3)	1,672,067
1,068,902	IMS Ecuadorian Mortgage Trust Series 2021-1, 3.40%, 08/18/2043(1)	1,015,257
10,666,890	JP Morgan Mortgage Trust Series 2026-VIS1, 4.79%, 06/25/2066(1)(3)	10,487,283
169,587	MetLife Securitization Trust Series 2017-1A, 3.00%, 04/25/2055(1)(3)	161,406
	MFA Trust
150,814	Series 2021-INV1, 0.85%, 01/25/2056(1)(3)	147,489
230,428	Series 2020-NQM3, 1.01%, 01/26/2065(1)(3)	221,551
659,735	Series 2021-NQM2, 1.03%, 11/25/2064(1)(3)	582,229
380,964	Series 2021-NQM1, 1.15%, 04/25/2065(1)(3)	357,833
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 32.3% - (continued)
	Whole Loan Collateral CMO - 7.9% - (continued)
$ 1,388,577	Series 2021-INV2, 1.91%, 11/25/2056(1)(3)	$1,247,079
146,086	Series 2020-NQM1, 2.48%, 03/25/2065(1)(3)	142,632
3,610,017	Series 2025-NQM2, 5.68%, 05/27/2070(1)(2)	3,606,818
	Mill City Mortgage Loan Trust
1,238,372	Series 2021-NMR1, 1.13%, 11/25/2060(1)(3)	1,198,341
452,825	Series 2019-GS1, 2.75%, 07/25/2059(1)(3)	446,323
166,919	Series 2018-3, 3.50%, 08/25/2058(1)(3)	165,404
	New Residential Mortgage Loan Trust
145,607	Series 2021-NQ2R, 0.94%, 10/25/2058(1)(3)	136,199
110,192	Series 2020-NQM2, 1.65%, 05/24/2060(1)(3)	108,583
517,595	Series 2020-NQM1, 2.46%, 01/26/2060(1)(3)	483,654
145,390	Series 2016-3A, 3.25%, 09/25/2056(1)(3)	135,654
186,974	Series 2018-RPL1, 3.50%, 12/25/2057(1)(3)	180,690
460,474	Series 2019-1A, 3.74%, 09/25/2057(1)(3)	425,548
129,430	Series 2016-2A, 3.75%, 11/26/2035(1)(3)	123,827
92,839	Series 2016-1A, 3.75%, 03/25/2056(1)(3)	88,185
164,044	Series 2016-4A, 3.75%, 11/25/2056(1)(3)	153,255
269,757	Series 2017-1A, 4.00%, 02/25/2057(1)(3)	258,476
280,442	Series 2017-2A, 4.00%, 03/25/2057(1)(3)	267,933
194,031	Series 2017-3A, 4.00%, 04/25/2057(1)(3)	184,730
250,326	Series 2017-4A, 4.00%, 05/25/2057(1)(3)	237,003
233,819	Series 2018-1A, 4.00%, 12/25/2057(1)(3)	224,759
490,088	Series 2018-4A, 4.59%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(3)	484,461
5,626,253	Series 2026-NQM4, 5.00%, 02/25/2066(1)(3)	5,568,334
	OBX Trust
700,813	Series 2021-NQM3, 1.05%, 07/25/2061(1)(3)	581,800
2,617,376	Series 2021-NQM2, 1.10%, 05/25/2061(1)(3)	2,121,011
3,259,161	Series 2021-NQM4, 1.96%, 10/25/2061(1)(3)	2,750,799
517,709	Series 2020-INV1, 3.50%, 12/25/2049(1)(3)	456,311
4,333,452	Series 2025-NQM15, 5.14%, 07/27/2065(1)(3)	4,304,634
1,723,146	Series 2026-NQM7, 5.22%, 04/25/2066(1)(3)	1,712,742
8,146,262	Pretium Mortgage Credit Partners LLC Series 2026-RPL1, 4.15%, 01/25/2070(1)(2)	7,834,480
5,124	Sequoia Mortgage Trust Series 2018-CH3, 4.50%, 08/25/2048(1)(3)	5,089
3,960,823	SG Residential Mortgage Trust Series 2021-1, 1.16%, 07/25/2061(1)(3)	3,247,296
653,624	STAR Trust Series 2021-1, 1.22%, 05/25/2065(1)(3)	613,293
	Starwood Mortgage Residential Trust
1,372,444	Series 2021-3, 1.13%, 06/25/2056(1)(3)	1,174,720
65,877	Series 2020-3, 1.49%, 04/25/2065(1)(3)	65,020
63,611	Series 2020-1, 2.28%, 02/25/2050(1)(3)	61,344
	Towd Point Mortgage Trust
1,473,223	Series 2020-4, 1.75%, 10/25/2060(1)	1,333,321

163

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 32.3% - (continued)
	Whole Loan Collateral CMO - 7.9% - (continued)
$ 83,912	Series 2017-6, 2.75%, 10/25/2057(1)(3)	$83,136
2,248,067	Series 2019-4, 2.90%, 10/25/2059(1)(3)	2,147,589
97,405	Series 2018-2, 3.25%, 03/25/2058(1)(3)	96,831
802,070	TRK Trust Series 2021-INV1, 1.15%, 07/25/2056(1)(3)	721,955
	Verus Securitization Trust
635,849	Series 2021-1, 0.82%, 01/25/2066(1)(3)	576,425
572,183	Series 2021-R2, 0.92%, 02/25/2064(1)(3)	545,756
2,201,186	Series 2021-5, 1.01%, 09/25/2066(1)(3)	1,872,148
447,474	Series 2021-R3, 1.02%, 04/25/2064(1)(3)	413,083
457,669	Series 2021-2, 1.03%, 02/25/2066(1)(3)	412,429
1,497,308	Series 2026-R4, 5.28%, 12/27/2067(1)(3)	1,489,595
321,275	Visio Trust Series 2021-1R, 1.28%, 05/25/2056(1)	301,119
		188,849,899
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $790,907,378)	$773,841,570
CORPORATE BONDS - 36.0%
	Auto Manufacturers - 0.6%
	General Motors Financial Co., Inc.
12,300,000	5.45%, 07/15/2030	$12,455,947
2,000,000	5.55%, 07/15/2029	2,032,407
		14,488,354
	Auto Parts & Equipment - 0.5%
	Goodyear Tire & Rubber Co.
1,250,000	5.00%, 07/15/2029	1,197,551
10,200,000	8.88%, 07/15/2032	10,468,892
		11,666,443
	Beverages - 0.3%
5,800,000	Keurig Dr. Pepper, Inc. 4.60%, 05/15/2030	5,698,596
1,600,000	Maple Parent Holdings Corp. 5.05%, 03/26/2031(1)	1,586,615
		7,285,211
	Biotechnology - 0.6%
4,150,000	Genmab AS/Genmab Finance LLC 7.25%, 12/15/2033(1)	4,279,082
4,780,000	Illumina, Inc. 4.65%, 09/09/2026	4,781,485
5,275,000	Royalty Pharma PLC 4.45%, 03/25/2031	5,147,403
		14,207,970
	Commercial Banks - 6.8%
	Bank of America Corp.
11,200,000	4.46%, 02/06/2032, (4.46% fixed rate until 02/06/2031; 6 mo. USD SOFR + 0.87% thereafter)(3)	10,897,022
4,000,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(3)	4,032,354
5,200,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(3)	5,304,830
2,500,000	Barclays PLC 6.49%, 09/13/2029, (6.49% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.22% thereafter)(3)	2,576,636
3,500,000	BNP Paribas SA 5.50%, 05/20/2030, (5.50% fixed rate until 05/20/2029; 6 mo. USD SOFR + 1.59% thereafter)(1)(3)	3,542,060
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 36.0% - (continued)
	Commercial Banks - 6.8% - (continued)
	BPCE SA
$ 2,325,000	5.39%, 05/28/2031, (5.39% fixed rate until 05/28/2030; 6 mo. USD SOFR + 1.58% thereafter)(1)(3)	$2,328,163
4,035,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 6 mo. USD SOFR + 1.96% thereafter)(1)(3)	4,091,329
975,000	6.29%, 01/14/2036, (6.29% fixed rate until 01/14/2035; 6 mo. USD SOFR + 2.04% thereafter)(1)(3)	995,756
3,120,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(3)	3,232,095
4,130,000	CaixaBank SA 5.67%, 03/15/2030, (5.67% fixed rate until 03/15/2029; 6 mo. USD SOFR + 1.78% thereafter)(1)(3)	4,203,969
5,000,000	Citigroup, Inc. 5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(3)	5,028,619
4,730,000	Credit Agricole SA 4.66%, 01/12/2032, (4.66% fixed rate until 01/12/2031; 6 mo. USD SOFR + 1.17% thereafter)(1)(3)	4,615,495
11,175,000	Danske Bank AS 5.00%, 03/27/2032, (5.00% fixed rate until 03/27/2031; 1 yr. USD CMT + 0.98% thereafter)(1)(3)	11,064,020
	Goldman Sachs Group, Inc.
5,550,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(3)	5,562,535
5,000,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(3)	5,008,169
11,200,000	5.39%, 02/02/2041, (5.39% fixed rate until 02/02/2036; 5 yr. USD CMT + 1.18% thereafter)(3)	10,609,197
3,190,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(3)	3,247,400
5,000,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(3)	5,159,679
	HSBC Holdings PLC
2,405,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(3)	2,405,474
3,530,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.97% thereafter)(3)	3,602,415
4,890,000	Huntington Bancshares, Inc. 6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(3)	5,017,363
	JP Morgan Chase & Co.
4,000,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD Term SOFR + 2.52% thereafter)(3)	3,708,184
5,450,000	4.35%, 01/22/2032, (4.35% fixed rate until 01/22/2031; 6 mo. USD SOFR + 0.84% thereafter)(3)	5,282,702
5,550,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(3)	5,570,264

164

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 36.0% - (continued)
	Commercial Banks - 6.8% - (continued)
$ 2,000,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(3)	$2,053,714
	Morgan Stanley
1,990,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(3)	2,000,125
5,000,000	5.17%, 01/16/2030, (5.17% fixed rate until 01/16/2029; 6 mo. USD SOFR + 1.45% thereafter)(3)	5,024,262
5,000,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(3)	5,025,443
3,525,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(3)	3,584,266
2,500,000	Santander U.K. Group Holdings PLC 6.53%, 01/10/2029, (6.53% fixed rate until 01/10/2028; 6 mo. USD SOFR + 2.60% thereafter)(3)	2,556,319
11,050,000	Societe Generale SA 4.45%, 04/12/2030, (4.45% fixed rate until 04/12/2029; 6 mo. USD SOFR + 1.10% thereafter)(1)(3)	10,857,063
3,000,000	Synchrony Bank 5.63%, 08/23/2027	3,028,758
	Wells Fargo & Co.
7,565,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(3)	7,596,354
2,605,000	5.20%, 01/23/2030, (5.20% fixed rate until 01/22/2029; 6 mo. USD SOFR + 1.50% thereafter)(3)	2,625,213
2,135,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(3)	2,201,393
		163,638,640
	Commercial Services - 0.8%
5,900,000	Adani Ports & Special Economic Zone Ltd. 3.83%, 02/02/2032(4)	5,353,850
2,995,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(1)	2,992,705
910,000	Element Fleet Management Corp. 4.80%, 05/29/2029(1)	904,419
4,845,000	Grand Canyon University 5.13%, 10/01/2028	4,791,657
5,450,000	Williams Scotsman, Inc. 6.63%, 04/15/2030(1)	5,572,581
		19,615,212
	Diversified Financial Services - 2.8%
5,525,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.38%, 12/15/2031	5,546,468
	Aviation Capital Group LLC
2,800,000	4.80%, 10/24/2030(1)	2,750,384
6,650,000	4.88%, 01/28/2033(1)	6,384,743
3,000,000	6.75%, 10/25/2028(1)	3,106,382
4,225,000	Azorra Finance Ltd. 7.25%, 01/15/2031(1)	4,351,437
	Capital One Financial Corp.
2,215,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(3)	2,235,044
3,120,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(3)	3,197,308
	Rocket Cos., Inc.
8,600,000	6.13%, 08/01/2030(1)	8,669,720
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 36.0% - (continued)
	Diversified Financial Services - 2.8% - (continued)
$ 10,050,000	6.50%, 08/01/2029(1)	$10,182,007
5,299,000	7.13%, 02/01/2032(1)	5,431,189
9,150,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 3.63%, 03/01/2029(1)	8,751,801
7,050,000	Synchrony Financial 5.02%, 07/29/2029, (5.02% fixed rate until 07/29/2028; 6 mo. USD SOFR + 1.40% thereafter)(3)(5)	7,030,005
		67,636,488
	Electric - 1.0%
4,900,000	AES Andes SA 6.30%, 03/15/2029(4)	4,988,504
3,575,000	Alliant Energy Finance LLC 5.95%, 03/30/2029(1)	3,660,474
2,180,000	Edison International 5.25%, 11/15/2028	2,180,804
1,100,000	Electricite de France SA 5.70%, 05/23/2028(1)	1,117,193
	FirstEnergy Pennsylvania Electric Co.
11,225,000	4.55%, 03/15/2031(1)	11,026,915
500,000	5.20%, 04/01/2028(1)	503,848
		23,477,738
	Electronics - 0.3%
3,775,000	Flex Ltd. 6.00%, 01/15/2028	3,827,367
4,150,000	TD SYNNEX Corp. 1.75%, 08/09/2026	4,147,883
		7,975,250
	Energy-Alternate Sources - 0.2%
4,565,000	TerraForm Power Operating LLC 5.00%, 01/31/2028(1)	4,516,530
	Engineering & Construction - 0.3%
6,225,000	IRB Infrastructure Developers Ltd. 7.11%, 03/11/2032(4)	6,266,060
	Environmental Control - 0.5%
11,450,000	Republic Services, Inc. 4.75%, 07/15/2031	11,372,312
	Food - 0.8%
1,825,000	Bimbo Bakeries USA, Inc. 6.05%, 01/15/2029(4)	1,865,190
6,725,000	BRF SA 4.88%, 01/24/2030(4)	6,328,256
1,105,000	Industrial F&B Investments III, Inc. 7.75%, 02/11/2033(1)	1,121,912
3,950,000	Minerva Luxembourg SA 8.88%, 09/13/2033(4)	4,086,188
4,875,000	Post Holdings, Inc. 6.38%, 03/01/2033(1)	4,800,935
		18,202,481
	Forest Products & Paper - 0.3%
	Suzano Austria GmbH
3,725,000	3.13%, 01/15/2032	3,257,557
5,100,000	5.00%, 01/15/2030	4,994,035
		8,251,592
	Healthcare - Products - 1.1%
8,975,000	180 Medical, Inc. 5.30%, 10/08/2035(1)	8,587,417
6,875,000	Agilent Technologies, Inc. 4.90%, 01/15/2032(1)	6,818,774
11,220,000	Augusta SpinCo Corp. 4.66%, 03/23/2031	11,037,055
		26,443,246
	Healthcare - Services - 1.4%
3,206,000	Beth Israel Lahey Health, Inc. 2.22%, 07/01/2028	3,048,546
7,455,000	HCA, Inc. 4.30%, 11/15/2030	7,226,001
4,755,000	Icon Investments Six DAC 5.85%, 05/08/2029	4,851,414

165

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 36.0% - (continued)
	Healthcare - Services - 1.4% - (continued)
	IQVIA, Inc.
$ 3,000,000	5.70%, 05/15/2028	$3,031,305
8,740,000	6.25%, 02/01/2029	8,975,054
6,325,000	Rede D'or Finance SARL 6.45%, 09/09/2035(4)	6,093,062
		33,225,382
	Household Products - 0.1%
1,765,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 5.60%, 01/15/2031(1)	1,732,026
	Insurance - 2.8%
	American National Global Funding
2,890,000	4.88%, 01/23/2031(1)	2,815,165
8,475,000	5.00%, 06/22/2029(1)	8,416,157
	Athene Global Funding
1,625,000	1.73%, 10/02/2026(1)	1,617,983
9,200,000	5.54%, 08/22/2035(1)	8,952,583
2,120,000	CNO Global Funding 4.70%, 12/11/2030(1)	2,068,046
5,225,000	Corebridge Global Funding 4.45%, 10/02/2030(1)	5,091,619
2,340,000	F&G Global Funding 4.65%, 09/08/2028(1)	2,311,323
10,425,000	Horace Mann Educators Corp. 4.70%, 10/01/2030	10,242,578
	Lincoln Financial Global Funding
4,045,000	4.20%, 01/12/2029(1)	3,972,255
5,000,000	4.63%, 05/28/2028(1)	4,983,882
6,650,000	Protective Life Corp. 4.70%, 01/15/2031(1)	6,499,918
5,900,000	Protective Life Global Funding 4.80%, 06/05/2030(1)	5,848,273
2,575,000	RGA Global Funding 5.45%, 05/24/2029(1)	2,608,360
1,320,000	Willis North America, Inc. 4.55%, 03/15/2031	1,283,663
		66,711,805
	Internet - 0.4%
9,285,000	Sopaipilla Investor LLC 7.53%, 11/30/2048(1)	9,623,752
	Investment Company Security - 1.0%
	Ares Capital Corp.
4,000,000	5.88%, 03/01/2029	4,017,300
4,000,000	5.95%, 07/15/2029	4,032,359
5,560,000	7.00%, 01/15/2027	5,614,411
10,225,000	HPS Corporate Lending Fund 4.90%, 09/11/2028	10,021,010
		23,685,080
	Iron/Steel - 0.3%
6,600,000	JSW Steel Ltd. 5.05%, 04/05/2032(4)	6,397,233
	Media - 0.8%
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,539,000	5.13%, 05/01/2027(1)	1,535,808
4,425,000	7.00%, 02/01/2033(1)(5)	4,240,612
	Charter Communications Operating LLC/Charter Communications Operating Capital
4,525,000	6.38%, 10/23/2035	4,378,879
5,950,000	6.65%, 02/01/2034	5,914,700
2,565,000	Cox Communications, Inc. 5.45%, 09/15/2028(1)	2,580,313
		18,650,312
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 36.0% - (continued)
	Mining - 0.5%
$ 11,250,000	Anglo American Capital PLC 4.63%, 03/19/2031(1)	$11,002,307
	Miscellaneous Manufacturing - 0.2%
5,550,000	Entegris, Inc. 4.75%, 04/15/2029(1)	5,457,399
	Oil & Gas - 0.9%
1,260,000	Aker BP ASA 5.60%, 06/13/2028(1)	1,280,251
6,375,000	Cenovus Energy, Inc. 4.65%, 03/20/2031	6,253,770
4,300,000	Matador Resources Co. 6.50%, 04/15/2032(1)	4,291,955
	Var Energi ASA
4,000,000	5.00%, 05/18/2027(1)	4,007,288
880,000	5.88%, 05/22/2030(1)	897,991
4,340,000	7.50%, 01/15/2028(1)	4,487,387
		21,218,642
	Pharmaceuticals - 0.5%
910,000	Cencora, Inc. 4.25%, 11/15/2030	884,225
12,100,000	Viatris, Inc. 2.70%, 06/22/2030	10,999,761
		11,883,986
	Pipelines - 1.7%
1,270,000	Columbia Pipelines Holding Co. LLC 5.10%, 10/01/2031(1)	1,257,575
10,225,000	Plains All American Pipeline LP/PAA Finance Corp. 4.70%, 01/15/2031	10,051,987
11,500,000	Rio Grande LNG LLC 5.25%, 06/30/2031(1)	11,356,136
	Targa Resources Corp.
4,420,000	4.35%, 04/15/2031	4,279,548
3,000,000	6.15%, 03/01/2029	3,090,757
5,800,000	Venture Global Plaquemines LNG LLC 7.50%, 05/01/2033(1)	6,293,110
4,265,000	Western Midstream Operating LP 6.35%, 01/15/2029	4,393,813
		40,722,926
	Real Estate - 0.6%
6,000,000	CBRE Services, Inc. 5.50%, 04/01/2029	6,095,629
6,980,000	Jones Lang LaSalle, Inc. 6.88%, 12/01/2028	7,275,322
		13,370,951
	Real Estate Investment Trusts - 2.7%
6,335,000	American Tower Trust I 5.49%, 03/15/2053(1)	6,374,453
5,900,000	Cousins Properties LP 5.25%, 07/15/2030	5,909,698
	Hudson Pacific Properties LP
6,375,000	3.95%, 11/01/2027	6,210,804
3,460,000	5.95%, 02/15/2028	3,427,603
6,550,000	Iron Mountain, Inc. 4.88%, 09/15/2027(1)	6,528,549
11,750,000	Kilroy Realty LP 3.05%, 02/15/2030	10,787,524
1,010,000	LXP Industrial Trust 6.75%, 11/15/2028	1,045,551
4,175,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.00%, 02/01/2030(1)	4,242,485
	SBA Tower Trust
1,010,000	1.63%, 05/15/2051(1)	1,001,062
5,410,000	4.83%, 10/15/2054(1)	5,390,471
9,525,000	VICI Properties LP 5.63%, 04/01/2035	9,330,693
5,000,000	XHR LP 6.63%, 05/15/2030(1)	5,106,660
		65,355,553
	Retail - 0.4%
4,600,000	Lithia Motors, Inc. 4.38%, 01/15/2031(1)	4,354,438
5,800,000	QXO Building Products, Inc. 6.75%, 04/30/2032(1)	5,923,310
		10,277,748

166

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 36.0% - (continued)
	Savings & Loans - 0.3%
$ 5,975,000	Nationwide Building Society 4.65%, 07/14/2029, (4.65% fixed rate until 07/14/2028; 6 mo. USD SOFR + 1.06% thereafter)(1)(3)(5)	$5,967,210
	Semiconductors - 0.4%
	Foundry JV Holdco LLC
6,850,000	5.88%, 01/25/2034(1)	6,800,951
3,520,000	5.90%, 01/25/2030(1)	3,596,990
		10,397,941
	Software - 1.6%
8,850,000	Fidelity National Information Services, Inc. 4.55%, 03/10/2029	8,770,375
3,770,000	Open Text Corp. 6.90%, 12/01/2027(1)	3,845,558
	Oracle Corp.
5,575,000	4.80%, 08/03/2028	5,524,286
10,925,000	4.80%, 09/26/2032	10,055,359
11,200,000	5.35%, 05/04/2033	10,524,942
		38,720,520
	Telecommunications - 2.0%
5,535,000	Beacon Point DC LLC 6.13%, 11/30/2042(1)	5,311,000
1,615,000	Black Pearl Compute LLC 6.13%, 02/15/2031(1)	1,612,293
4,375,000	Fibercop SpA 6.38%, 11/15/2033(1)	4,297,519
10,000,000	HUT 8 DC LLC 6.19%, 11/15/2042(1)	9,722,777
6,325,000	Millicom International Cellular SA 7.38%, 04/02/2032(4)	6,478,369
11,450,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	11,097,084
10,195,000	Rogers Communications, Inc. 5.00%, 02/15/2029	10,206,652
		48,725,694
	Transportation - 0.3%
	Rumo Luxembourg SARL
6,725,000	4.20%, 01/18/2032(4)	5,884,375
1,400,000	5.25%, 01/10/2028(4)	1,367,170
		7,251,545
	Trucking & Leasing - 0.2%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
2,795,000	5.35%, 03/30/2029(1)	2,819,508
2,645,000	5.70%, 02/01/2028(1)	2,678,538
		5,498,046
	Total Corporate Bonds (cost $868,199,124)	$860,919,585
FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
	Mexico - 0.2%
	Mexico Government International Bonds
1,290,000	3.50%, 02/12/2034	$1,077,795
3,340,000	5.63%, 02/09/2034	3,222,866
	Total Foreign Government Obligations (cost $4,433,577)	$4,300,661
MUNICIPAL BONDS - 1.1%
	General Obligation - 0.3%
8,153,268	State of Illinois, IL, GO 5.10%, 06/01/2033	$8,153,995
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.1% - (continued)
	Higher Education - 0.1%
$ 1,625,000	Maricopa County Industrial Dev Auth, AZ, Rev 7.38%, 10/01/2029(1)	$1,686,601
	Medical - 0.7%
4,370,000	California Public Finance Auth, CA, Rev, (AG) 5.40%, 11/15/2031	4,413,088
	Massachusetts Dev Finance Agency, MA, Rev
3,965,000	6.38%, 10/01/2028	3,989,096
5,895,000	6.63%, 10/01/2030	6,008,107
2,055,000	6.75%, 10/01/2030	2,066,373
		16,476,664
	Total Municipal Bonds (cost $26,298,809)	$26,317,260
SENIOR FLOATING RATE INTERESTS - 14.2%(6)
	Advertising - 0.0%
1,011,178	Wasserman Media Group LLC 6.23%, 06/23/2032, 1 mo. USD Term SOFR + 2.50%	$1,005,283
	Aerospace & Defense - 0.3%
	Air Comm Corp. LLC
8,100	1.00%, 12/11/2031, 1 mo. USD Term SOFR + 2.50%(7)	8,095
232,024	6.20%, 12/11/2031, 3 mo. USD Term SOFR + 2.50%	231,880
1,240,356	Barnes Group, Inc. 6.23%, 01/27/2032, 1 mo. USD Term SOFR + 2.50%	1,241,460
	PMI U.S. Bidco, Inc.
13,793	6.96%, 03/16/2033, 1 mo. USD Term SOFR + 3.25%(7)	13,872
86,207	6.98%, 03/16/2033, 3 mo. USD Term SOFR + 3.25%	86,703
	TransDigm, Inc.
3,768,713	6.23%, 02/28/2031, 1 mo. USD Term SOFR + 2.50%	3,773,274
882,788	6.23%, 02/13/2033, 1 mo. USD Term SOFR + 2.50%	883,626
		6,238,910
	Airlines - 0.3%
1,392,522	Air Canada 5.57%, 03/21/2031, 3 mo. USD Term SOFR + 1.75%	1,389,472
	American Airlines, Inc.
754,203	5.98%, 04/20/2028, 3 mo. USD Term SOFR + 2.25%	753,796
1,300,000	6.67%, 05/29/2033, U.S. (Fed) Prime Rate + 3.00%	1,289,704
1,155,000	OneSky Flight LLC 6.42%, 02/17/2033, 1 mo. USD Term SOFR + 2.75%	1,154,284
1,466,322	SkyMiles IP Ltd. 4.98%, 10/20/2028, 3 mo. USD Term SOFR + 1.25%	1,463,874
1,264,528	VistaJet Malta Finance PLC 7.48%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	1,265,324
		7,316,454
	Apparel - 0.2%
2,664,751	ABG Intermediate Holdings 2 LLC 5.98%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	2,668,269
482,578	Beach Acquisition Bidco LLC 6.48%, 09/12/2032, 1 mo. USD Term SOFR + 2.75%	483,987

167

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.2%(6) - (continued)
	Apparel - 0.2% - (continued)
$ 806,250	Crocs, Inc. 5.98%, 02/19/2029, 1 mo. USD Term SOFR + 2.25%	$807,717
1,091,746	Varsity Brands, Inc. 6.48%, 08/26/2031, 3 mo. USD Term SOFR + 2.75%	1,091,571
		5,051,544
	Auto Manufacturers - 0.1%
1,705,725	Allison Transmission, Inc. 5.43%, 01/02/2033, 1 mo. USD Term SOFR + 1.75%	1,707,141
	Auto Parts & Equipment - 0.2%
390,063	American Axle & Manufacturing, Inc. 6.92%, 02/03/2033, 1 mo. USD Term SOFR + 3.25%	390,550
	Clarios Global LP
EUR 1,268,005	4.94%, 01/28/2032, 1 mo. EURIBOR + 2.75%	1,463,033
$ 907,631	6.23%, 05/06/2030, 1 mo. USD Term SOFR + 2.50%	908,538
	First Brands Group LLC
682,327	10.65%, 06/29/2027, 3 mo. USD Term SOFR + 7.00%(8)	225
317,945	10.73%, 03/30/2027, 1 mo. USD Term SOFR + 7.11%(8)(9)	140
276,530	10.76%, 03/30/2027, 1 mo. USD Term SOFR + 5.00%(8)(9)	122
236,806	13.65%, 06/29/2027, 3 mo. USD Term SOFR + 10.00%(8)	39,919
1,835,000	Stonepeak Motion Finco LLC 6.18%, 06/24/2033, 3 mo. USD Term SOFR + 2.50%	1,835,385
		4,637,912
	Beverages - 0.1%
586,784	Pegasus Bidco BV 6.17%, 07/12/2032, 3 mo. USD Term SOFR + 2.50%	587,224
748,125	Primo Brands Corp. 6.48%, 03/31/2031, 3 mo. USD Term SOFR + 2.75%	750,751
		1,337,975
	Biotechnology - 0.1%
2,010,000	BioMarin Pharmaceutical, Inc. 5.43%, 04/27/2033, 6 mo. USD Term SOFR + 1.75%	2,007,246
888,250	Genmab AS 5.73%, 12/12/2032, 3 mo. USD Term SOFR + 2.00%	887,238
		2,894,484
	Chemicals - 0.4%
888,787	Axalta Coating Systems U.S. Holdings, Inc. 5.48%, 12/20/2029, 3 mo. USD Term SOFR + 1.75%	888,956
955,000	BASF Coatings Ltd. 7.24%, 06/29/2033, 3 mo. USD Term SOFR + 3.50%	958,753
1,088,785	Element Solutions, Inc. 5.48%, 12/18/2030, 1 mo. USD Term SOFR + 1.75%	1,089,852
1,200,000	Ineos Finance PLC 8.72%, 06/25/2032, 3 mo. USD Term SOFR + 5.00%	1,109,004
997,462	Ineos U.S. Finance LLC 6.73%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	927,021
623,497	Nouryon Finance BV 7.22%, 07/08/2031, 3 mo. USD Term SOFR + 3.50%	623,110
417,900	Olympus Water U.S. Holding Corp. 6.98%, 11/03/2032, 3 mo. USD Term SOFR + 3.25%	417,771
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.2%(6) - (continued)
	Chemicals - 0.4% - (continued)
$ 1,459,839	Qnity Electronics, Inc. 5.40%, 11/01/2032, 1 mo. USD Term SOFR + 1.75%	$1,458,627
2,000,000	SCIH Salt Holdings, Inc. 6.44%, 07/30/2031, 3 mo. USD Term SOFR + 2.75%	1,990,000
		9,463,094
	Commercial Banks - 0.1%
2,992,500	Ascensus Group Holdings, Inc. 6.72%, 11/25/2032, 3 mo. USD Term SOFR + 3.00%	2,927,054
	Commercial Services - 1.7%
2,007,337	Allied Universal Holdco LLC 6.98%, 08/20/2032, 1 mo. USD Term SOFR + 3.25%	2,012,496
891,347	APi Group DE, Inc. 5.48%, 05/16/2033, 1 mo. USD Term SOFR + 1.75%	892,719
2,021,817	Belron Finance 2019 LLC 5.66%, 10/16/2031, 3 mo. USD Term SOFR + 2.00%	2,018,036
EUR 1,443,965	Boels Topholding BV 4.76%, 05/23/2031, 1 mo. EURIBOR + 2.50%	1,663,377
	Boluda Towage SL
535,000	5.05%, 06/30/2033, 3 mo. EURIBOR + 2.75%	618,996
$ 199,500	6.19%, 06/30/2033, 3 mo. USD Term SOFR + 2.50%	200,374
735,000	Brightview Landscapes LLC 5.82%, 06/17/2033, 3 mo. USD Term SOFR + 2.00%	733,773
2,090,000	Carrix, Inc. 5.71%, 07/27/2033, 3 mo. USD Term SOFR + 2.00%	2,084,775
1,129,157	Cimpress PLC 6.23%, 06/03/2033, 1 mo. USD Term SOFR + 2.50%	1,130,568
	Citrin Cooperman Advisors LLC
454,545	3.84%, 04/01/2032, 3 mo. USD Term SOFR + 1.00%(7)	438,636
541,364	6.73%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	530,201
992,427	Corp. Service Co. 5.73%, 11/02/2029, 1 mo. USD Term SOFR + 2.00%	991,186
1,622,043	Corpay Technologies Operating Co. LLC 5.48%, 11/05/2032, 1 mo. USD Term SOFR + 1.75%	1,619,253
1,978,954	Evertec Group LLC 5.98%, 10/30/2030, 1 mo. USD Term SOFR + 2.25%	1,976,481
3,504,559	First Advantage Holdings LLC 6.48%, 10/31/2031, 3 mo. USD Term SOFR + 2.75%	3,496,113
2,323,135	Fugue Finance BV 5.92%, 01/09/2032, 3 mo. USD Term SOFR + 2.25%	2,316,746
900,000	Genuine Financial Holdings LLC 6.98%, 09/27/2030, 1 mo. USD Term SOFR + 3.25%	874,872
1,030,415	OMNIA Partners LLC 6.42%, 12/31/2032, 3 mo. USD Term SOFR + 2.75%	1,031,558
	Pye-Barker Fire & Safety LLC
92,950	3.09%, 12/16/2032, 3 mo. USD Term SOFR + 2.50%(7)	93,260
622,050	6.23%, 12/16/2032, 3 mo. USD Term SOFR + 2.50%	624,121
997,500	Ryan LLC 7.23%, 11/05/2032, 1 mo. USD Term SOFR + 3.50%	998,587

168

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.2%(6) - (continued)
	Commercial Services - 1.7% - (continued)
$ 2,469,507	Shift4 Payments LLC 5.73%, 07/03/2032, 3 mo. USD Term SOFR + 2.00%	$2,464,890
2,419,586	Trans Union LLC 5.48%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	2,412,119
2,148,050	United Rentals, Inc. 5.23%, 02/14/2031, 1 mo. USD Term SOFR + 1.50%	2,163,623
1,994,399	Valvoline, Inc. 5.50%, 12/01/2032, 1 mo. USD Term SOFR + 1.75%	1,998,387
3,049,872	Vestis Corp. 5.92%, 02/22/2031, 3 mo. USD Term SOFR + 2.25%	3,018,428
2,555,709	WEX, Inc. 5.48%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	2,551,518
		40,955,093
	Construction Materials - 0.5%
1,454,313	Chamberlain Group, Inc. 6.73%, 09/08/2032, 1 mo. USD Term SOFR + 3.00%	1,455,156
	Emerald Borrower LP
1,001,108	5.92%, 05/31/2030, 3 mo. USD Term SOFR + 2.25%	1,000,648
946,738	6.07%, 08/04/2031, 3 mo. USD Term SOFR + 2.25%	946,425
1,606,884	Hobbs & Associates LLC 6.48%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	1,602,867
820,286	MI Windows & Doors LLC 6.48%, 03/28/2031, 1 mo. USD Term SOFR + 2.75%	808,441
	Quikrete Holdings, Inc.
2,174,561	5.98%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	2,175,126
1,200,099	5.98%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	1,200,531
641,396	Standard Industries, Inc. 5.42%, 09/22/2028, 1 mo. USD Term SOFR + 1.75%	641,249
	Watlow Electric Manufacturing Co.
479,684	6.42%, 06/17/2033, 3 mo. USD Term SOFR + 2.75%	480,523
50,316	6.43%, 06/17/2033, 1 mo. USD Term SOFR + 2.75%(7)	50,405
1,550,301	Zurn Holdings, Inc. 5.85%, 10/04/2028, 1 mo. USD Term SOFR + 2.00%	1,562,905
		11,924,276
	Distribution/Wholesale - 0.3%
4,096,113	American Builders & Contractors Supply Co., Inc. 5.48%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	4,096,851
625,000	Core & Main LP 5.48%, 07/01/2033, 3 mo. USD Term SOFR + 1.75%	625,262
710,000	VSE Corp. 5.73%, 05/05/2033, 1 mo. USD Term SOFR + 2.00%	713,550
1,982,277	Windsor Holdings III LLC 6.48%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	1,983,268
		7,418,931
	Diversified Financial Services - 0.4%
1,891,369	Blackhawk Network Holdings, Inc. 7.23%, 03/12/2029, 3 mo. USD Term SOFR + 3.50%	1,882,499
532,325	CFC Bidco 2022 Ltd. 7.23%, 07/01/2032, 3 mo. USD Term SOFR + 3.50%	507,928
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.2%(6) - (continued)
	Diversified Financial Services - 0.4% - (continued)
$ 811,738	CPI Holdco B LLC 5.73%, 05/19/2031, 1 mo. USD Term SOFR + 2.00%	$810,033
1,884,741	HighTower Holdings LLC 6.41%, 02/03/2032, 3 mo. USD Term SOFR + 2.75%	1,875,317
470,000	Jupiter Borrower, Inc. 6.48%, 06/30/2033, 3 mo. USD Term SOFR + 2.75%	472,350
372,188	Mariner Wealth Advisors LLC 5.98%, 12/31/2030, 3 mo. USD Term SOFR + 2.25%	372,463
1,012,462	Osaic Holdings, Inc. 6.23%, 07/30/2032, 3 mo. USD Term SOFR + 2.50%	1,005,588
1,624,368	Setanta Aircraft Leasing DAC 5.48%, 11/05/2028, 3 mo. USD Term SOFR + 1.75%	1,627,974
		8,554,152
	Electric - 0.1%
1,479,914	Constellation Renewables LLC 5.67%, 12/15/2027, 3 mo. USD Term SOFR + 2.00%	1,477,754
	Electronics - 0.3%
1,014,535	Coherent Corp. 5.48%, 07/02/2029, 1 mo. USD Term SOFR + 1.75%	1,014,535
960,000	Dwyer Instruments, Inc. 6.21%, 07/25/2033, 3 mo. USD Term SOFR + 2.50%	958,800
605,209	Ingram Micro, Inc. 5.93%, 09/22/2031, 3 mo. USD Term SOFR + 2.25%	607,479
1,030,424	LSF12 Crown U.S. Commercial Bidco LLC 6.24%, 12/02/2031, 1 mo. USD Term SOFR + 2.50%	1,031,496
277,211	MV Holding GmbH 5.73%, 03/17/2032, 1 mo. USD Term SOFR + 2.00%	278,250
1,610,000	Resilience Parent LLC 6.23%, 02/28/2033, 3 mo. USD Term SOFR + 2.50%	1,606,651
1,376,100	Sanmina Corp. 5.40%, 10/27/2032, 1 mo. USD Term SOFR + 1.75%	1,377,242
		6,874,453
	Energy-Alternate Sources - 0.0%
425,000	ACI Rover Parent LLC 5.98%, 06/09/2033, 3 mo. USD Term SOFR + 2.25%	423,831
	Engineering & Construction - 0.3%
1,165,000	AGI-CFI Acquisition Corp. 8.23%, 03/25/2033, 1 mo. USD Term SOFR + 4.50%	1,155,296
535,950	Blackfin Pipeline LLC 6.75%, 09/29/2032, 1 mo. USD Term SOFR + 3.00%	536,288
	Brown Group Holding LLC
935,532	6.21%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	937,441
2,052,560	6.23%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	2,057,260
485,468	Construction Partners, Inc. 5.75%, 11/03/2031, 1 mo. USD Term SOFR + 2.00%	485,468
290,000	Dycom Investments, Inc. 5.40%, 01/27/2033, 3 mo. USD Term SOFR + 1.75%	290,090
1,032,576	KKR Apple Bidco LLC 6.23%, 09/23/2031, 1 mo. USD Term SOFR + 2.50%	1,034,857
1,163,250	Newly Weds Foods, Inc. 5.97%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	1,163,250
		7,659,950

169

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.2%(6) - (continued)
	Entertainment - 0.7%
$ 831,725	Caesars Entertainment, Inc. 5.98%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	$800,951
2,354,138	Cinemark USA, Inc. 5.71%, 05/24/2030, 1 mo. USD Term SOFR + 2.00%	2,357,457
997,481	Crown Finance U.S., Inc. 8.17%, 12/02/2031, 1 mo. USD Term SOFR + 4.50%	1,000,394
955,000	Delta 2 Lux SARL 5.48%, 09/30/2031, 3 mo. USD Term SOFR + 1.75%	954,799
232,062	DK Crown Holdings, Inc. 5.43%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	231,385
1,424,391	EOC Borrower LLC 6.48%, 03/24/2032, 1 mo. USD Term SOFR + 2.75%	1,426,613
920,700	Flutter Financing BV 5.73%, 06/04/2032, 3 mo. USD Term SOFR + 2.00%	914,946
383,976	Great Canadian Gaming Corp. 8.43%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	379,656
843,241	Herschend Entertainment Co. LLC 6.23%, 05/27/2032, 1 mo. USD Term SOFR + 2.50%	845,349
648,370	Ontario Gaming GTA LP 7.98%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	619,842
779,502	PENN Entertainment, Inc. 5.73%, 05/30/2033, 1 mo. USD Term SOFR + 2.00%	777,335
845,000	Pioneer Opco LLC 7.00%, 05/16/2033, 1 mo. USD Term SOFR + 3.25%	849,529
2,790,902	Six Flags Entertainment Corp. 5.73%, 05/01/2031, 1 mo. USD Term SOFR + 2.00%	2,765,170
3,083,516	TKO Worldwide Holdings LLC 5.41%, 11/21/2031, 3 mo. USD Term SOFR + 1.75%	3,076,701
		17,000,127
	Environmental Control - 0.2%
2,487,500	Clean Harbors, Inc. 5.23%, 10/08/2032, 1 mo. USD Term SOFR + 1.50%	2,492,176
340,000	EnergySolutions LLC 6.43%, 07/23/2033, 3 mo. USD Term SOFR + 2.75%	340,425
697,490	Filtration Group Corp. 6.23%, 10/21/2028, 1 mo. USD Term SOFR + 2.50%	697,741
334,250	Fluidra SA 5.76%, 01/29/2029, 1 mo. USD Term SOFR + 1.93%	334,180
575,650	GFL Environmental, Inc. 6.16%, 03/03/2032, 3 mo. USD Term SOFR + 2.50%	575,892
764,818	Reworld Holding Corp. 5.97%, 11/30/2028, 1 mo. USD Term SOFR + 2.25%	765,009
		5,205,423
	Food - 0.4%
879,480	Aspire Bakeries Holdings LLC 6.75%, 12/23/2030, 1 mo. USD Term SOFR + 3.00%	882,409
1,516,965	CHG PPC Parent LLC 6.85%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	1,521,394
1,990,000	Chobani LLC 5.98%, 10/28/2032, 1 mo. USD Term SOFR + 2.25%	1,996,746
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.2%(6) - (continued)
	Food - 0.4% - (continued)
	Froneri Lux Finco SARL
$ 1,152,351	6.20%, 09/30/2031, 6 mo. USD Term SOFR + 2.25%	$1,145,103
965,150	6.45%, 09/30/2032, 6 mo. USD Term SOFR + 2.50%	959,436
1,345,000	TreeHouse Foods, Inc. 7.98%, 02/11/2033, 1 mo. USD Term SOFR + 4.25%	1,347,905
930,687	U.S. Foods, Inc. 5.48%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	935,490
		8,788,483
	Food Service - 0.1%
	Aramark Services, Inc.
1,352,630	5.48%, 04/06/2028, 1 mo. USD Term SOFR + 1.75%	1,352,630
1,361,022	5.48%, 06/22/2030, 1 mo. USD Term SOFR + 1.75%	1,361,022
		2,713,652
	Healthcare - Products - 0.2%
1,994,872	Agiliti Health, Inc. 6.75%, 05/01/2030, 3 mo. USD Term SOFR + 3.00%	1,930,038
2,000,000	Hologic, Inc. 5.99%, 04/07/2033, 3 mo. USD Term SOFR + 2.25%	1,966,120
		3,896,158
	Healthcare - Services - 0.4%
1,492,126	ADMI Corp. 7.22%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	1,384,887
1,282,875	AHP Health Partners, Inc. 5.98%, 09/20/2032, 1 mo. USD Term SOFR + 2.25%	1,285,287
1,616,875	Aveanna Healthcare LLC 6.73%, 09/17/2032, 1 mo. USD Term SOFR + 3.00%	1,623,310
445,000	Bella Holding Co. LLC 6.98%, 06/16/2033, 1 mo. USD Term SOFR + 3.25%	444,168
1,496,212	Charlotte Buyer, Inc. 8.15%, 06/30/2031, 1 mo. USD Term SOFR + 4.50%	1,497,319
1,199,434	IQVIA, Inc. 5.48%, 01/02/2031, 3 mo. USD Term SOFR + 1.75%	1,201,929
1,575,207	Surgery Center Holdings, Inc. 6.23%, 12/19/2030, 1 mo. USD Term SOFR + 2.50%	1,572,183
		9,009,083
	Holding Companies-Diversified - 0.1%
	GC Ferry Acquisition I, Inc.
271,250	3.50%, 08/16/2032, 1 mo. USD Term SOFR + 3.50%(7)	271,220
1,580,806	7.23%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%	1,580,633
		1,851,853
	Home Builders - 0.1%
1,221,480	Installed Building Products, Inc. 5.48%, 03/28/2031, 1 mo. USD Term SOFR + 1.75%	1,224,314
	Home Furnishings - 0.1%
1,065,000	AI Aqua Merger Sub, Inc. 6.15%, 07/05/2033, 1 mo. USD Term SOFR + 2.50%	1,065,000
576,734	Somnigroup International, Inc. 5.89%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	579,376
		1,644,376

170

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.2%(6) - (continued)
	Household Products - 0.0%
$ 285,000	Prestige Brands, Inc. 5.73%, 06/13/2033, 1 mo. USD Term SOFR + 2.00%	$285,712
	Household Products/Wares - 0.1%
1,172,413	Reynolds Consumer Products LLC 5.48%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	1,174,617
	Insurance - 0.8%
	Acrisure LLC
2,381,906	6.73%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	2,175,871
1,534,500	6.98%, 06/21/2032, 1 mo. USD Term SOFR + 3.25%	1,377,981
476,406	Alera Group, Inc. 6.48%, 05/30/2032, 1 mo. USD Term SOFR + 2.75%	462,857
1,046,470	Alliant Holdings Intermediate LLC 6.23%, 09/19/2031, 1 mo. USD Term SOFR + 2.50%	1,041,834
433,400	AmWINS Group, Inc. 5.73%, 01/30/2032, 3 mo. USD Term SOFR + 2.00%	429,421
	Asurion LLC
2,223,134	7.57%, 02/23/2033, 3 mo. USD Term SOFR + 3.75%	2,080,475
2,373,589	8.07%, 09/19/2030, 3 mo. USD Term SOFR + 4.25%	2,313,751
2,080,891	HUB International Ltd. 5.98%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	2,081,640
1,153,493	Ryan Specialty Group LLC 5.73%, 09/15/2031, 1 mo. USD Term SOFR + 2.00%	1,152,052
3,396,766	Sedgwick Claims Management Services, Inc. 6.23%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	3,372,004
263,012	Trucordia Insurance Holdings LLC 6.98%, 06/17/2032, 3 mo. USD Term SOFR + 3.25%	232,766
1,673,952	Truist Insurance Holdings LLC 6.48%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	1,644,658
1,943,039	USI, Inc. 5.98%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	1,940,610
		20,305,920
	Internet - 0.4%
1,690,810	Gen Digital, Inc. 5.48%, 09/12/2029, 1 mo. USD Term SOFR + 1.75%	1,673,056
	Go Daddy Operating Co. LLC
882,860	5.48%, 11/09/2029, 1 mo. USD Term SOFR + 1.75%	869,988
919,669	5.48%, 05/30/2031, 1 mo. USD Term SOFR + 1.75%	899,556
	MH Sub I LLC
825,337	7.98%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	799,372
558,689	7.98%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	498,210
EUR 1,460,000	MotoGP Sports Entertainment Group SL 4.87%, 08/18/2032, 6 mo. EURIBOR + 2.25%	1,686,966
$ 726,424	Newfold Digital Holdings Group, Inc. 7.27%, 04/30/2029, 1 mo. USD Term SOFR + 3.60%	404,315
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.2%(6) - (continued)
	Internet - 0.4% - (continued)
	Proofpoint, Inc.
$ 2,121,664	6.73%, 08/31/2028, 3 mo. USD Term SOFR + 3.00%	$2,083,220
830,000	8.17%, 08/30/2030, 3 mo. USD Term SOFR + 4.50%	814,960
		9,729,643
	Investment Company Security - 0.0%
842,887	Gryphon Acquire Newco LLC 6.41%, 09/13/2032, 3 mo. USD Term SOFR + 2.75%	843,941
	IT Services - 0.6%
1,981,081	Amentum Holdings, Inc. 5.48%, 09/29/2031, 1 mo. USD Term SOFR + 1.75%	1,977,614
	CACI International, Inc.
1,034,250	5.48%, 10/30/2031, 1 mo. USD Term SOFR + 1.75%	1,031,985
852,863	5.48%, 03/09/2033, 1 mo. USD Term SOFR + 1.75%	851,088
2,456,307	Fortress Intermediate 3, Inc. 6.68%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	2,446,065
898,625	Kaseya, Inc. 7.07%, 03/22/2032, 3 mo. USD Term SOFR + 3.25%	671,974
726,350	KnowBe4, Inc. 7.57%, 07/23/2032, 3 mo. USD Term SOFR + 3.75%	543,310
2,143,062	McAfee LLC 6.73%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	1,932,592
997,481	Nielsen Consumer, Inc. 5.98%, 10/31/2030, 1 mo. USD Term SOFR + 2.25%	977,531
1,063,623	Peraton Corp. 7.67%, 02/01/2028, 3 mo. USD Term SOFR + 3.75%	966,376
1,621,676	Science Applications International Corp. 5.48%, 02/10/2031, 1 mo. USD Term SOFR + 1.75%	1,629,784
536,480	Surf Holdings LLC 7.35%, 03/05/2027, 1 mo. USD Term SOFR + 3.50%	505,059
826,455	Tempo Acquisition LLC 5.48%, 08/31/2028, 1 mo. USD Term SOFR + 1.75%	705,379
		14,238,757
	Leisure Time - 0.1%
2,133,600	Hayward Industries, Inc. 5.73%, 06/23/2033, 1 mo. USD Term SOFR + 2.00%	2,131,936
940,500	MajorDrive Holdings IV LLC 7.99%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	901,469
		3,033,405
	Lodging - 0.2%
2,000,000	Four Seasons Hotels Ltd. 5.21%, 09/22/2032, 3 mo. USD Term SOFR + 1.50%	2,000,420
974,847	Hilton Domestic Operating Co., Inc. 5.47%, 11/08/2030, 1 mo. USD Term SOFR + 1.75%	975,753
1,231,650	Station Casinos LLC 5.73%, 03/14/2031, 1 mo. USD Term SOFR + 2.00%	1,232,586
648,375	Turquoise Topco Ltd. 6.98%, 12/30/2032, 3 mo. USD Term SOFR + 3.25%	644,323
		4,853,082

171

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.2%(6) - (continued)
	Machinery-Construction & Mining - 0.1%
$ 1,145,529	Terex Corp. 5.48%, 10/08/2031, 1 mo. USD Term SOFR + 1.75%	$1,146,251
1,783,612	WEC U.S. Holdings Ltd. 5.65%, 01/27/2031, 1 mo. USD Term SOFR + 2.00%	1,781,043
		2,927,294
	Machinery-Diversified - 0.1%
446,625	DXP Enterprises, Inc. 6.98%, 10/11/2030, 1 mo. USD Term SOFR + 3.25%	448,300
1,778,735	TK Elevator Midco GmbH 6.70%, 04/30/2030, 6 mo. USD Term SOFR + 2.75%	1,784,889
		2,233,189
	Media - 0.6%
800,819	Century De Buyer LLC 6.82%, 10/30/2030, 3 mo. USD Term SOFR + 3.00%	799,570
	Charter Communications Operating LLC
1,494,128	5.73%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	1,440,339
2,020,399	5.98%, 12/15/2031, 3 mo. USD Term SOFR + 2.25%	1,940,714
4,845,000	Discovery Global Holdings, Inc. 6.23%, 06/03/2033, 1 mo. USD Term SOFR + 2.50%	4,848,052
312,364	EW Scripps Co. 9.53%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	311,527
2,287,500	Nexstar Media, Inc. 6.48%, 03/18/2033, 1 mo. USD Term SOFR + 2.75%	2,283,566
1,390,000	Sunrise Financing Partnership 6.34%, 02/15/2032, 6 mo. USD Term SOFR + 2.47%	1,364,132
750,000	Versant Media Group, Inc. 7.23%, 01/30/2031, 3 mo. USD Term SOFR + 3.50%	754,170
		13,742,070
	Metal Fabricate/Hardware - 0.2%
3,451,350	Advanced Drainage Systems, Inc. 5.27%, 02/28/2033, 1 mo. USD Term SOFR + 1.63%	3,476,372
1,125,616	AZZ, Inc. 5.48%, 05/13/2029, 1 mo. USD Term SOFR + 1.75%	1,127,957
		4,604,329
	Mining - 0.1%
712,500	American Rock Salt Co. LLC 7.99%, 06/09/2028, 3 mo. USD Term SOFR + 4.00%	657,538
361,815	Arsenal AIC Parent LLC 6.48%, 08/19/2030, 1 mo. USD Term SOFR + 2.75%	362,810
943,063	Novelis Corp. 5.48%, 03/11/2032, 3 mo. USD Term SOFR + 1.75%	939,762
		1,960,110
	Miscellaneous Manufacturing - 0.1%
EUR 1,487,723	CeramTec AcquiCo GmbH 5.98%, 11/15/2029, 3 mo. EURIBOR + 3.75%	1,723,374
$ 1,608,605	John Bean Technologies Corp. 5.48%, 01/02/2032, 1 mo. USD Term SOFR + 1.75%	1,612,047
		3,335,421
	Oil & Gas Services - 0.0%
543,637	Deep Blue Operating I LLC 5.90%, 10/01/2032, 3 mo. USD Term SOFR + 2.25%	542,958
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.2%(6) - (continued)
	Packaging & Containers - 0.4%
$ 2,029,126	Berlin Packaging LLC 6.98%, 06/07/2031, 3 mo. USD Term SOFR + 3.25%	$2,018,777
	Clydesdale Acquisition Holdings, Inc.
967,867	6.91%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	944,154
750,272	6.98%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	715,910
1,656,675	Owens-Illinois, Inc. 6.73%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	1,633,482
1,500,000	Proampac PG Borrower LLC 7.78%, 03/07/2033, 3 mo. USD Term SOFR + 4.00%	1,465,620
1,862,640	TricorBraun Holdings, Inc. 6.98%, 03/03/2031, 1 mo. USD Term SOFR + 3.25%	1,678,704
		8,456,647
	Pharmaceuticals - 0.1%
408,975	Alkermes, Inc. 6.48%, 08/12/2031, 3 mo. USD Term SOFR + 2.75%	409,826
461,516	Amneal Pharmaceuticals LLC 6.73%, 08/02/2032, 1 mo. USD Term SOFR + 3.00%	462,669
866,937	Elanco Animal Health, Inc. 5.40%, 10/31/2032, 1 mo. USD Term SOFR + 1.75%	866,503
1,389,324	Jazz Financing Lux SARL 5.98%, 05/05/2028, 1 mo. USD Term SOFR + 2.25%	1,392,367
		3,131,365
	Pipelines - 0.5%
4,383,625	Colossus Acquireco LLC 5.37%, 01/31/2033, 3 mo. USD Term SOFR + 1.75%	4,362,934
686,809	GIP Pilot Acquisition Partners LP 5.64%, 05/19/2033, 3 mo. USD Term SOFR + 2.00%	685,662
1,321,616	NorthRiver Midstream Finance LP 5.98%, 08/16/2030, 3 mo. USD Term SOFR + 2.25%	1,324,921
860,000	Traverse Midstream Partners LLC 6.04%, 07/14/2033, 3 mo. USD Term SOFR + 2.25%	858,925
2,127,849	UGI Energy Services LLC 5.73%, 02/22/2030, 1 mo. USD Term SOFR + 2.00%	2,127,849
1,760,000	Venture Global Calcasieu Pass LLC 6.95%, 04/11/2033, 6 mo. USD Term SOFR + 3.25%	1,770,718
1,346,625	WhiteWater Matterhorn Holdings LLC 5.50%, 06/16/2032, 3 mo. USD Term SOFR + 1.75%	1,334,842
198,882	Whitewater Whistler Holdings LLC 5.50%, 02/15/2030, 3 mo. USD Term SOFR + 1.75%	198,705
		12,664,556
	REITS - 0.0%
697,125	Iron Mountain, Inc. 5.73%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	695,034
	Retail - 0.9%
2,492,713	1011778 BC Unlimited Liability Co. 5.48%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	2,490,120

172

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.2%(6) - (continued)
	Retail - 0.9% - (continued)
$ 1,961,627	Great Outdoors Group LLC 6.98%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	$1,968,630
916,267	Harbor Freight Tools USA, Inc. 5.98%, 06/11/2031, 1 mo. USD Term SOFR + 2.25%	915,232
1,421,201	IRB Holding Corp. 6.23%, 12/16/2030, 1 mo. USD Term SOFR + 2.50%	1,423,418
1,650,305	KFC Holding Co. 5.53%, 03/15/2028, 1 mo. USD Term SOFR + 1.75%	1,651,956
1,922,086	LBM Acquisition LLC 7.57%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	1,531,268
1,958,002	Les Schwab Tire Centers 6.17%, 04/23/2031, 3 mo. USD Term SOFR + 2.50%	1,949,837
1,995,000	Peer Holding III BV 5.98%, 10/14/2032, 3 mo. USD Term SOFR + 2.25%	1,994,501
703,238	Petco Health & Wellness Co., Inc. 7.98%, 02/03/2031, 3 mo. USD Term SOFR + 4.25%	701,142
1,098,480	PetSmart, Inc. 7.72%, 08/18/2032, 1 mo. USD Term SOFR + 4.00%	1,100,128
	QXO, Inc.
983,555	5.73%, 04/30/2032, 1 mo. USD Term SOFR + 2.00%	982,149
2,415,000	5.73%, 07/01/2033, 1 mo. USD Term SOFR + 2.00%	2,410,315
	White Cap Buyer LLC
965,613	6.98%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	963,807
2,000,000	7.23%, 02/10/2033, 1 mo. USD Term SOFR + 3.50%	1,993,960
		22,076,463
	Semiconductors - 0.0%
643,895	MKS Instruments, Inc. 5.42%, 02/04/2033, 1 mo. USD Term SOFR + 1.75%	643,090
	Software - 0.9%
2,072,734	Athenahealth Group, Inc. 6.98%, 02/16/2032, 1 mo. USD Term SOFR + 3.25%	2,055,904
497,503	BCPE Pequod Buyer, Inc. 6.48%, 11/25/2031, 1 mo. USD Term SOFR + 2.75%	487,344
2,491,174	Boxer Parent Co., Inc. 6.42%, 07/30/2031, 3 mo. USD Term SOFR + 2.75%	2,266,445
1,769,292	CCC Intelligent Solutions, Inc. 5.73%, 01/23/2032, 1 mo. USD Term SOFR + 2.00%	1,751,157
605,000	CoreWeave Financing DDTL V LLC 3.81%, 11/17/2031, 1 mo. USD Term SOFR + 4.50%(7)	603,488
1,980,000	Cotiviti Corp. 6.40%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	1,844,944
1,510,000	Dayforce, Inc. 6.82%, 02/04/2033, 3 mo. USD Term SOFR + 3.00%	1,403,756
512,263	EP Purchaser LLC 7.28%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	332,971
1,713,548	Epicor Software Corp. 6.48%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	1,633,577
860,000	Oak-Eagle Acquire Co., Inc. 7.21%, 08/04/2033, 3 mo. USD Term SOFR + 3.50%	864,412
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.2%(6) - (continued)
	Software - 0.9% - (continued)
$ 1,782,913	Open Text Corp. 5.48%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	$1,765,083
1,045,218	Polaris Newco LLC 8.08%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	929,920
658,350	Project Boost Purchaser LLC 6.48%, 07/16/2031, 3 mo. USD Term SOFR + 2.75%	643,603
396,000	Rocket Software, Inc. 7.48%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	380,798
1,428,202	SS&C Technologies, Inc. 5.73%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	1,426,374
1,613,310	UKG, Inc. 6.07%, 02/10/2031, 3 mo. USD Term SOFR + 2.25%	1,547,374
610,931	Waystar Technologies, Inc. 5.73%, 10/22/2029, 1 mo. USD Term SOFR + 2.00%	609,404
2,128,680	Zelis Payments Buyer, Inc. 6.48%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	2,087,213
		22,633,767
	Telecommunications - 0.1%
425,000	Venga Finance SARL 7.17%, 06/29/2032, 3 mo. USD Term SOFR + 3.50%	425,000
844,189	Zacapa SARL 7.48%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	844,645
		1,269,645
	Transportation - 0.2%
1,383,515	First Student Bidco, Inc. 5.98%, 08/15/2030, 3 mo. USD Term SOFR + 2.25%	1,384,013
690,105	Savage Enterprises LLC 5.68%, 08/05/2032, 1 mo. USD Term SOFR + 2.00%	690,319
1,615,950	Stonepeak Nile Parent LLC 5.66%, 04/09/2032, 3 mo. USD Term SOFR + 2.00%	1,611,910
	Van Pool Transportation LLC
1,062,608	6.48%, 08/06/2030, 3 mo. USD Term SOFR + 2.75%	1,063,607
52,391	7.49%, 08/06/2030, 3 mo. USD Term SOFR + 2.75%	52,441
		4,802,290
	Total Senior Floating Rate Interests (cost $344,103,044)	$339,385,065
U.S. GOVERNMENT AGENCIES - 10.1%
	Mortgage-Backed Agencies - 10.1%
	Federal Home Loan Mortgage Corp. - 3.9%
393,177	1.00%, 05/25/2033	$364,318
345,401	1.00%, 06/15/2044	318,665
1,464,265	2.50%, 12/15/2042	1,326,031
462,656	4.50%, 07/15/2040	455,137
12,000,000	5.50%, 05/01/2054	11,938,058
8,133,935	5.50%, 11/01/2054	8,074,277
20,358,052	5.50%, 12/01/2054	20,333,932
5,084,790	5.50%, 01/01/2055	5,074,624
32,686,285	5.50%, 07/01/2055	32,521,420
13,959,800	6.00%, 07/01/2054	14,212,260
		94,618,722
	Federal National Mortgage Association - 6.2%
367,016	1.50%, 11/25/2042	344,206
1,704,899	2.00%, 12/25/2042	1,437,538

173

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 10.1% - (continued)
	Mortgage-Backed Agencies - 10.1% - (continued)
	Federal National Mortgage Association - 6.2% - (continued)
$ 1,069,790	2.50%, 03/25/2035		$1,042,592
2,322,846	3.00%, 02/25/2043		2,103,959
228,985	3.00%, 05/25/2047		224,498
581,274	3.25%, 11/25/2043		572,177
6,549,901	3.38%, 08/25/2048		6,185,297
1,266,152	3.50%, 10/25/2035		1,218,070
1,453,917	4.00%, 11/25/2041		1,373,121
3,142,540	4.50%, 05/25/2040		3,086,837
17,401,881	5.50%, 02/01/2054		17,344,795
36,378,161	5.50%, 07/01/2054		36,175,881
20,356,713	5.50%, 09/01/2054		20,261,105
39,379,611	5.50%, 09/01/2055		39,084,757
11,999,994	5.50%, 05/01/2056		11,885,667
5,037,716	5.80%, 06/25/2041		5,140,776
			147,481,276
	Government National Mortgage Association - 0.0%
2,956	3.50%, 05/20/2048		2,783
35,479	5.00%, 08/20/2039		35,240
			38,023
	Total U.S. Government Agencies (cost $245,710,335)		$242,138,021
U.S. GOVERNMENT SECURITIES - 4.5%
	U.S. Treasury Securities - 4.5%
	U.S. Treasury Notes - 4.5%
12,275,000	0.50%, 04/30/2027		$11,958,439
16,775,000	4.13%, 07/15/2029		16,680,641
78,850,000	4.38%, 01/31/2032		78,492,711
	Total U.S. Government Securities (cost $108,993,225)		$107,131,791
	Total Long-Term Investments (cost $2,388,645,492)		$2,354,033,953
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.1%
1,622,936
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at
3.64%, due on 08/03/2026 with a
maturity value of $1,623,428;
collateralized by U.S. Treasury Note at
4.13%, maturing 06/30/2028, with a
market value of $1,655,578
			$1,622,936
	Securities Lending Collateral - 0.1%
3,498,975	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(10)		3,498,975
	Total Short-Term Investments (cost $5,121,911)		$5,121,911
	Total Investments (cost $2,393,767,403)	98.6%	$2,359,155,864
	Other Assets and Liabilities	1.4%	33,245,282
	Net Assets	100.0%	$2,392,401,146
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$967,998,475, representing 40.5% of net assets.

(2)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(3)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(4)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the aggregate value of these securities was $55,108,257, representing 2.3% of net assets.

(5)	Represents entire or partial securities on loan.
(6)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2026.

(7)
This security, or a portion of this security, has unfunded loan commitments. As of
July 31, 2026, the aggregate value of the unfunded commitment was $1,478,976, which represents to 0.1% of total net assets.

(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	Current yield as of period end.

174

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	2,769	09/30/2026	$569,332,362	$(1,963,000)
Short position contracts:
U.S. Treasury 5-Year Note Future	(3,589)	09/30/2026	$(380,349,885)	$1,958,478
U.S. Treasury 10-Year Ultra Future	(1,040)	09/21/2026	(114,091,250)	1,335,691
U.S. Treasury Long Bond Future	(49)	09/21/2026	(5,307,312)	171,427
Total				$3,465,596
Total futures contracts				$1,502,596

Foreign Currency Contracts Outstanding at July 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,977,346	USD	2,614,000	EUR	DEUT	08/04/2026	$(37,461)
14,641,267	USD	12,850,934	EUR	DEUT	08/28/2026	(194,777)
2,983,143	USD	2,614,000	EUR	DEUT	09/01/2026	(35,019)
Total foreign currency contracts						$(267,257)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$773,841,570	$—	$773,841,570	$—
Corporate Bonds	860,919,585	—	860,919,585	—
Foreign Government Obligations	4,300,661	—	4,300,661	—
Municipal Bonds	26,317,260	—	26,317,260	—
Senior Floating Rate Interests	339,385,065	—	339,385,065	—
U.S. Government Agencies	242,138,021	—	242,138,021	—
U.S. Government Securities	107,131,791	—	107,131,791	—
Short-Term Investments	5,121,911	3,498,975	1,622,936	—
Futures Contracts(2)	3,465,596	3,465,596	—	—
Total	$2,362,621,460	$6,964,571	$2,355,656,889	$—
Liabilities
Foreign Currency Contracts(2)	$(267,257)	$—	$(267,257)	$—
Futures Contracts(2)	(1,963,000)	(1,963,000)	—	—
Total	$(2,230,257)	$(1,963,000)	$(267,257)	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

175

Hartford Small Cap Value Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 89.9%
	Automobiles & Components - 1.4%
58,856	Phinia, Inc.	$4,331,213
	Banks - 17.7%
141,937	Atlantic Union Bankshares Corp.	6,022,387
94,261	Bank OZK	4,835,589
156,636	ConnectOne Bancorp, Inc.	5,159,590
250,706	CVB Financial Corp.	5,608,293
168,897	First Hawaiian, Inc.	4,693,648
143,951	First Interstate BancSystem, Inc. Class A	5,473,017
256,474	FNB Corp.	4,847,359
188,207	Home BancShares, Inc.	5,847,591
132,895	Renasant Corp.	5,790,235
242,162	Simmons First National Corp. Class A	5,712,602
		53,990,311
	Capital Goods - 3.3%
122,804	Kennametal, Inc.	4,171,652
47,777	MSC Industrial Direct Co., Inc. Class A	5,895,682
		10,067,334
	Commercial & Professional Services - 4.3%
47,892	Alight, Inc. Class A	813,206
274,208	MillerKnoll, Inc.	6,175,164
80,872	TriNet Group, Inc.	5,323,804
175,565	Verra Mobility Corp.*	928,739
		13,240,913
	Consumer Durables & Apparel - 9.0%
127,434	Carter's, Inc.	4,915,129
163,895	Helen of Troy Ltd.*	4,528,419
448,051	Leggett & Platt, Inc.	4,390,900
142,154	Malibu Boats, Inc. Class A*	3,919,186
126,152	Steven Madden Ltd.	5,813,084
107,730	Sturm Ruger & Co., Inc.	4,004,324
		27,571,042
	Consumer Services - 7.6%
44,774	Choice Hotels International, Inc.	4,991,853
40,747	Covista, Inc.*	5,087,263
57,055	Cracker Barrel Old Country Store, Inc.(1)	3,217,331
38,690	Monarch Casino & Resort, Inc.	4,749,198
33,957	Vail Resorts, Inc.(1)	5,072,497
		23,118,142
	Energy - 5.3%
193,049	Flowco Holdings, Inc. Class A	3,947,852
62,099	HMH Holding, Inc. Class A*	1,291,038
108,763	Kinetik Holdings, Inc.	5,500,145
296,450	Select Water Solutions, Inc.	5,490,254
		16,229,289
	Equity Real Estate Investment Trusts (REITs) - 4.7%
268,591	Pebblebrook Hotel Trust REIT	5,130,088
492,573	Piedmont Realty Trust, Inc. REIT*	4,773,032
13,951	Public Storage REIT	4,522,496
		14,425,616
	Financial Services - 9.3%
53,273	Bread Financial Holdings, Inc.	5,757,213
22,363	Federal Agricultural Mortgage Corp. Class C	5,089,819
355,106	Navient Corp.	2,979,339
134,474	PROG Holdings, Inc.	5,919,546
143,273	Radian Group, Inc.	5,586,214
307,331	Rithm Capital Corp. REIT	3,036,430
		28,368,561
	Health Care Equipment & Services - 3.7%
287,867	Integra LifeSciences Holdings Corp.*	4,792,985
112,799	Omnicell, Inc.*	3,989,701
549,911	Veradigm, Inc.*(1)	2,639,573
		11,422,259
Shares or Principal Amount			Market Value†
COMMON STOCKS - 89.9% - (continued)
	Household & Personal Products - 1.3%
194,972	Energizer Holdings, Inc.		$4,088,563
	Insurance - 0.9%
96,702	Kemper Corp.		2,744,403
	Materials - 4.9%
36,089	Quaker Chemical Corp.		5,793,006
85,104	Sonoco Products Co.(1)		4,796,462
65,680	West Fraser Timber Co. Ltd.		4,259,348
			14,848,816
	Media & Entertainment - 0.8%
611,850	National CineMedia, Inc.(1)		2,453,518
	Pharmaceuticals, Biotechnology & Life Sciences - 1.0%
112,905	Pacira BioSciences, Inc.*		2,981,821
	Semiconductors & Semiconductor Equipment - 1.3%
51,054	Ichor Holdings Ltd.*		3,842,835
	Software & Services - 5.6%
162,403	Adeia, Inc.		4,328,040
63,205	Dolby Laboratories, Inc. Class A		3,717,086
651,679	NCR Voyix Corp.*(1)		5,389,386
469,323	Xperi, Inc.*(1)		3,618,480
			17,052,992
	Technology Hardware & Equipment - 1.5%
147,247	Vontier Corp.		4,731,046
	Utilities - 6.3%
83,813	H2O America(1)		5,140,251
58,576	Spire, Inc.		4,677,879
124,094	UGI Corp.		4,482,275
89,544	Unitil Corp.		4,830,004
			19,130,409
	Total Common Stocks (cost $228,196,723)		$274,639,083
EXCHANGE-TRADED FUNDS - 4.1%
	Other Investment Pools & Funds - 4.1%
56,634	iShares Russell 2000 Value ETF (1)		$12,529,706
	Total Exchange-Traded Funds (cost $10,496,854)		$12,529,706
	Total Long-Term Investments (cost $238,693,577)		$287,168,789
SHORT-TERM INVESTMENTS - 7.8%
	Repurchase Agreements - 0.1%
$ 254,490
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at 3.64%,
due on 08/03/2026 with a maturity value of
$254,567; collateralized by U.S. Treasury
Note at 4.13%, maturing 06/30/2028, with
a market value of $259,769
			$254,490
	Securities Lending Collateral - 7.7%
23,616,841	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(2)		23,616,841
	Total Short-Term Investments (cost $23,871,331)		$23,871,331
	Total Investments (cost $262,564,908)	101.8%	$311,040,120
	Other Assets and Liabilities	(1.8)%	(5,645,293)
	Net Assets	100.0%	$305,394,827

176

Hartford Small Cap Value Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$274,639,083	$274,639,083	$—	$—
Exchange-Traded Funds	12,529,706	12,529,706	—	—
Short-Term Investments	23,871,331	23,616,841	254,490	—
Total	$311,040,120	$310,785,630	$254,490	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.

177

The Hartford Small Company Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Automobiles & Components - 0.6%
39,891	Visteon Corp.	$4,170,205
	Banks - 1.6%
305,214	Seacoast Banking Corp. of Florida	10,603,134
	Capital Goods - 20.7%
21,116	Acuity, Inc.	6,934,283
341,095	Ameresco, Inc. Class A*	7,186,872
37,061	Applied Industrial Technologies, Inc.	12,793,828
46,251	Cardinal Infrastructure Group, Inc. Class A*	2,862,474
5,299	Comfort Systems USA, Inc.	9,165,627
17,578	Curtiss-Wright Corp.	12,726,472
45,112	DXP Enterprises, Inc.*	7,083,486
169,780	Kornit Digital Ltd.*	2,584,052
66,071	Kratos Defense & Security Solutions, Inc.*	3,078,909
39,279	Loar Holdings, Inc.*(1)	2,688,648
96,899	Mayville Engineering Co., Inc.*	2,487,397
53,779	Mercury Systems, Inc.*	5,221,941
61,809	Modine Manufacturing Co.*	12,427,317
138,199	Nextpower, Inc. Class A*	12,419,944
76,187	Rush Enterprises, Inc. Class A	6,078,961
114,818	Voyager Technologies, Inc. Class A*(1)	2,816,485
185,754	Xometry, Inc. Class A*	15,922,833
294,235	Zurn Elkay Water Solutions Corp. Class C	14,861,810
		139,341,339
	Commercial & Professional Services - 2.6%
57,576	Casella Waste Systems, Inc. Class A*	5,165,143
85,139	ExlService Holdings, Inc.*	2,888,766
54,234	TriNet Group, Inc.	3,570,224
1,170,729	Verra Mobility Corp.*	6,193,157
		17,817,290
	Consumer Discretionary Distribution & Retail - 2.6%
45,126	Boot Barn Holdings, Inc.*	6,723,323
42,505	Five Below, Inc.*	9,229,111
26,907	Tory Burch LLC*(2)(3)	1,243,393
		17,195,827
	Consumer Durables & Apparel - 1.9%
118,939	Champion Homes, Inc.*	9,468,734
342,064	Figs, Inc. Class A*	3,660,085
		13,128,819
	Consumer Services - 2.6%
281,825	Life Time Group Holdings, Inc.*	12,710,307
60,292	Stride, Inc.*	4,840,845
		17,551,152
	Energy - 2.8%
81,594	Cactus, Inc. Class A	5,304,426
90,297	Chord Energy Corp.	12,675,893
34,100	Innovex International, Inc.*	957,528
		18,937,847
	Equity Real Estate Investment Trusts (REITs) - 4.0%
264,765	American Healthcare, Inc. REIT	14,720,934
41,000	Janus Living, Inc. Class A-1, REIT	1,238,610
256,823	Phillips Edison & Co., Inc. REIT	10,912,409
		26,871,953
	Financial Services - 3.4%
11,132	Dave, Inc.*	4,148,785
102,547	Flywire Corp.*	1,641,778
227,009	HA Sustainable Infrastructure Capital, Inc.	8,596,831
50,511	PJT Partners, Inc. Class A	8,501,506
		22,888,900
	Food, Beverage & Tobacco - 2.1%
211,977	Vita Coco Co., Inc.*	13,977,763
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Health Care Equipment & Services - 10.2%
578,978	Alignment Healthcare, Inc.*	$8,597,823
38,990	Ensign Group, Inc.	6,946,459
56,384	GeneDx Holdings Corp.*	3,671,162
31,985	Glaukos Corp.*	5,332,539
170,431	Guardian Pharmacy Services, Inc. Class A*	6,737,138
38,830	HealthEquity, Inc.*	3,906,686
104,355	Hims & Hers Health, Inc.*(1)	2,897,938
121,786	Hinge Health, Inc. Class A*	9,098,632
74,174	Lantheus Holdings, Inc.*	7,390,697
188,787	PACS Group, Inc.*	8,686,090
73,550	TransMedics Group, Inc.*	5,627,311
		68,892,475
	Insurance - 1.8%
506,072	SiriusPoint Ltd.*	11,968,603
	Materials - 2.3%
80,725	Cabot Corp.	7,105,415
331,277	James Hardie Industries PLC*	8,709,272
		15,814,687
	Media & Entertainment - 1.0%
177,319	Cargurus, Inc.*	6,426,041
	Pharmaceuticals, Biotechnology & Life Sciences - 22.6%
168,821	Adaptive Biotechnologies Corp.*	3,810,290
109,569	Alkermes PLC*	5,367,785
67,457	Apogee Therapeutics, Inc.*	9,045,309
28,060	Axsome Therapeutics, Inc.*	6,116,799
45,503	Bridgebio Pharma, Inc.*	3,644,335
30,073	Celcuity, Inc.*	2,597,706
149,519	Celldex Therapeutics, Inc.*	5,690,693
51,109	CG Oncology, Inc.*	3,638,450
102,010	Cogent Biosciences, Inc.*	3,971,249
147,435	Corvus Pharmaceuticals, Inc.*	1,954,988
114,331	Crinetics Pharmaceuticals, Inc.*	9,548,925
60,499	Cytokinetics, Inc.*	4,666,288
48,700	Definium Therapeutics, Inc.*	2,119,424
67,612	Dianthus Therapeutics, Inc.*	7,229,075
36,843	Disc Medicine, Inc.*	2,836,911
130,500	Dyne Therapeutics, Inc.*	3,285,990
33,565	Insmed, Inc.*	3,309,509
47,031	Ionis Pharmaceuticals, Inc.*	2,434,795
8,093	Krystal Biotech, Inc.*	2,760,684
68,176	Kymera Therapeutics, Inc.*	7,049,398
101,462	MBX Biosciences, Inc.*	6,689,390
72,474	Mineralys Therapeutics, Inc.*	1,849,537
69,223	Oculis Holding AG*	782,912
42,941	Pharvaris NV*	1,400,736
9,977	Praxis Precision Medicines, Inc.*	3,071,220
65,283	Protagonist Therapeutics, Inc.*	8,920,269
74,236	PTC Therapeutics, Inc.*	5,048,790
24,200	Revolution Medicines, Inc.*	4,538,226
72,412	Scholar Rock Holding Corp.*	3,424,726
53,458	Spyre Therapeutics, Inc.*	5,256,525
72,884	Structure Therapeutics, Inc. ADR*	3,501,347
250,700	Taysha Gene Therapies, Inc.*	1,469,102
175,152	Trevi Therapeutics, Inc.*	3,196,524
80,395	Vaxcyte, Inc.*	4,347,762
160,674	Viridian Therapeutics, Inc.*	3,039,952
79,058	Xenon Pharmaceuticals, Inc.*	4,954,565
		152,570,186
	Semiconductors & Semiconductor Equipment - 4.7%
50,334	Ambiq Micro, Inc.*	3,200,739
40,459	Credo Technology Group Holding Ltd.*	8,374,608
53,308	Enphase Energy, Inc.*	2,001,182

178

The Hartford Small Company Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Semiconductors & Semiconductor Equipment - 4.7% - (continued)
38,921	MKS, Inc.	$11,577,052
11,638	SiTime Corp.*	6,228,658
		31,382,239
	Software & Services - 8.0%
58,074	Agilysys, Inc.*	6,107,062
884,264	Amplitude, Inc. Class A*	7,852,264
373,165	AvePoint, Inc.*	4,862,340
88,359	Clear Secure, Inc. Class A	4,880,951
35,014	Commvault Systems, Inc.*	4,124,649
189,131	Core Scientific, Inc.*	3,918,794
22,921	DigitalOcean Holdings, Inc.*	2,693,218
117,045	Intapp, Inc.*	3,826,201
244,983	Porch Group, Inc.*	3,540,004
84,172	Rubrik, Inc. Class A*	6,090,686
55,245	ServiceTitan, Inc. Class A*	4,588,650
90,697	Terawulf, Inc.*(1)	1,601,709
		54,086,528
	Technology Hardware & Equipment - 3.0%
14,564	Fabrinet*	6,341,311
93,747	Frequency Electronics, Inc.*	5,434,514
25,460	OSI Systems, Inc.*	5,636,589
72,000	Vishay Intertechnology, Inc.	2,463,840
		19,876,254
	Telecommunication Services - 0.2%
34,628	Bandwidth, Inc. Class A*	1,355,340
	Utilities - 0.1%
33,744	Fervo Energy Co. Class A*	760,590
	Total Common Stocks (cost $470,532,800)	$665,617,172
EXCHANGE-TRADED FUNDS - 0.4%
	Other Investment Pools & Funds - 0.4%
7,595	iShares Russell 2000 Growth ETF (1)	$2,815,239
	Total Exchange-Traded Funds (cost $2,896,899)	$2,815,239
RIGHTS - 0.0%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
61,984	Akero Therapeutics, Inc. CVR*(2)(3)(4)	$40,289
86,627	Apellis Pharmaceuticals, Inc. CVR*(2)(3)(4)	2,599
	Total Rights (cost $42,889)	$42,888
	Total Long-Term Investments (cost $473,472,588)	$668,475,299
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.2%
$ 1,289,272
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at 3.64%, due
on 08/03/2026 with a maturity value of
$1,289,663; collateralized by U.S. Treasury
Note at 4.13%, maturing 06/30/2028, with a
market value of $1,315,134
		$1,289,272
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.6% - (continued)
	Securities Lending Collateral - 0.4%
2,749,530	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(5)		$2,749,530
	Total Short-Term Investments (cost $4,038,802)		$4,038,802
	Total Investments (cost $477,511,390)	99.8%	$672,514,101
	Other Assets and Liabilities	0.2%	1,384,908
	Net Assets	100.0%	$673,899,009
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,286,281 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2025	Akero Therapeutics, Inc. CVR	61,984	$40,290	$40,289
05/2026	Apellis Pharmaceuticals, Inc. CVR	86,627	2,599	2,599
11/2013	Tory Burch LLC	26,907	2,108,912	1,243,393
			$2,151,801	$1,286,281

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no expiration date available.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

179

The Hartford Small Company Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$665,617,172	$664,373,779	$—	$1,243,393
Exchange-Traded Funds	2,815,239	2,815,239	—	—
Rights	42,888	—	—	42,888
Short-Term Investments	4,038,802	2,749,530	1,289,272	—
Total	$672,514,101	$669,938,548	$1,289,272	$1,286,281

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2026 is not presented.

180

The Hartford Strategic Income Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.3%
	Asset-Backed - Automobile - 5.1%
$ 11,310,000	Ally Auto Receivables Trust Series 2026-1, 3.92%, 10/15/2030	$11,211,309
	Ally Bank Auto Credit-Linked Notes
1,086,361	Series 2025-B, 6.16%, 09/15/2033(1)	1,083,547
3,517,604	Series 2026-A, 6.37%, 03/15/2034(1)	3,511,242
831,443	Series 2024-B, 6.68%, 09/15/2032(1)	835,785
1,304,511	Series 2025-A, 6.94%, 06/15/2033(1)	1,303,866
1,023,078	Series 2025-B, 6.94%, 09/15/2033(1)	1,022,440
1,785,586	Series 2026-A, 7.29%, 03/15/2034(1)	1,786,051
1,100,170	Series 2024-A, 7.92%, 05/17/2032(1)	1,119,522
505,180	Series 2024-B, 8.04%, 09/15/2032(1)	510,948
338,514	Series 2024-A, 9.89%, 05/17/2032(1)	348,117
13,835,000	American Credit Acceptance Receivables Trust Series 2026-3, 4.60%, 06/10/2030(1)	13,847,512
1,458,804	AmeriCredit Automobile Receivables Trust Series 2023-1, 5.57%, 03/20/2028	1,462,062
	Avid Automobile Receivables Trust
8,075,768	Series 2025-1, 7.80%, 07/15/2032(1)	8,054,206
4,990,000	Series 2023-1, 11.14%, 05/15/2029(1)	4,977,560
21,293,000	Avid Phoenix Automobile Receivables Trust Series 2026-1, 7.50%, 12/15/2033(1)	21,293,575
8,320,000	Avis Budget Rental Car Funding AESOP LLC Series 2026-1A, 6.53%, 08/20/2030(1)	8,213,740
	Bridgecrest Lending Auto Securitization Trust
6,050,000	Series 2026-3, 4.64%, 04/15/2030	6,051,997
490,812	Series 2024-4, 4.72%, 09/15/2028	491,063
	Chase Auto Credit Linked Notes
1,925,912	Series 2025-1, 6.02%, 02/25/2033(1)	1,918,909
752,768	Series 2025-1, 7.00%, 02/25/2033(1)	748,108
5,950,000	Chesapeake IV Funding DAC Series 2026-1A, 4.47%, 02/15/2030(1)	5,939,355
2,028,232	Credit Acceptance Auto Loan Trust Series 2023-5A, 6.13%, 12/15/2033(1)	2,033,246
3,195,000	Enterprise Fleet Financing LLC Series 2024-1, 5.16%, 09/20/2030(1)	3,217,576
7,640,000	Exeter Automobile Receivables Trust Series 2026-3A, 4.47%, 07/15/2030	7,632,860
	Flagship Credit Auto Trust
5,025,000	Series 2023-3, 9.74%, 06/17/2030(1)	3,192,708
2,465,000	Series 2023-2, 10.89%, 07/15/2030(1)	1,477,376
13,755,000	Ford Credit Auto Lease Trust Series 2026-B, 4.68%, 12/15/2029	13,765,268
10,000,000	Ford Credit Auto Owner Trust Series 2023-2, 5.28%, 02/15/2036(1)	10,133,342
1,317,000	GLS Auto Receivables Issuer Trust Series 2025-1A, 7.19%, 03/15/2032(1)	1,338,264
9,795,000	GM Financial Consumer Automobile Receivables Trust Series 2025-1, 4.73%, 08/16/2030	9,822,736
10,405,000	Hertz Vehicle Financing III LLC Series 2023-3A, 9.43%, 02/25/2028(1)	10,503,197
4,166,667	Hertz Vehicle Financing III LP Series 2021-2A, 4.34%, 12/27/2027(1)	4,134,814
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.3% - (continued)
	Asset-Backed - Automobile - 5.1% - (continued)
	Huntington Bank Auto Credit-Linked Notes
$ 1,646,256	Series 2025-2, 6.87%, 09/20/2033, 30 day USD SOFR Average + 3.25%(1)(2)	$1,602,035
422,431	Series 2025-1, 7.12%, 03/21/2033, 30 day USD SOFR Average + 3.50%(1)(2)	416,972
492,874	Series 2024-2, 7.62%, 10/20/2032, 30 day USD SOFR Average + 4.00%(1)(2)	491,736
9,296,939	Series 2026-1, 8.12%, 02/20/2034, 30 day USD SOFR Average + 4.50%(1)(2)	9,296,836
9,950,000	Hyundai Auto Lease Securitization Trust Series 2026-C, 4.68%, 07/16/2029(1)	9,949,397
	Santander Bank Auto Credit-Linked Notes
1,120,000	Series 2025-A, 6.27%, 01/16/2034(1)	1,117,021
2,016,989	Series 2024-B, 6.80%, 01/18/2033(1)	2,038,312
5,125,000	Series 2026-A, 6.81%, 07/17/2034(1)	5,107,821
440,297	Series 2023-B, 8.41%, 12/15/2033(1)	448,559
3,937,163	Series 2024-B, 8.88%, 01/18/2033(1)	4,031,057
249,225	Series 2023-B, 12.24%, 12/15/2033(1)	259,293
1,651,083	Securitized Term Auto Receivables Trust Series 2025-A, 6.75%, 07/25/2031(1)	1,676,129
	Tricolor Auto Securitization Trust
1,000,000	Series 2024-3A, 8.64%, 07/15/2030(1)(3)	98,400
7,075,000	Series 2023-1A, 13.45%, 06/15/2028(1)(3)	3,253,792
	Westlake Automobile Receivables Trust
9,775,000	Series 2026-P1, 4.01%, 03/17/2031(1)	9,631,993
5,045,000	Series 2026-P2, 4.59%, 07/15/2030(1)	5,041,279
8,397,011	Wheels Fleet Lease Funding 1 LLC Series 2024-3A, 4.80%, 09/19/2039(1)	8,428,842
		225,871,775
	Asset-Backed - Credit Card - 0.3%
14,100,000	American Express Credit Account Master Trust Series 2023-4, 5.15%, 09/16/2030	14,287,888
	Asset-Backed - Finance & Insurance - 1.5%
820,000	Amur Equipment Finance Receivables XVI LLC Series 2026-1A, 7.67%, 02/20/2035(1)	819,832
7,950,000	ARES LXIX CLO Ltd. Series 2024-69A, 7.25%, 04/15/2036, 3 mo. USD Term SOFR + 3.50%(1)(2)	7,775,728
2,825,000	Benefit Street Partners CLO XXII Ltd. Series 2020-22AR, 6.22%, 07/20/2039, 3 mo. USD Term SOFR + 2.60%(1)(2)	2,825,198
1,320,522	Business Jet Securities LLC Series 2026-1A, 8.18%, 06/15/2041(1)	1,320,686

181

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.3% - (continued)
	Asset-Backed - Finance & Insurance - 1.5% - (continued)
$ 4,570,000	CBAMR Ltd. Series 2020-13A, 10.50%, 04/20/2039, 3 mo. USD Term SOFR + 6.77%(1)(2)	$4,576,983
2,255,000	Channel EF LLC Series 2026-1A, 6.20%, 01/17/2034(1)	2,104,930
11,000,000	Elmwood CLO VIII Ltd. Series 2021-1A, 6.98%, 04/20/2037, 3 mo. USD Term SOFR + 3.25%(1)(2)	11,031,196
13,775,000	Ezee Fiber Funding LLC Series 2026-1A, 8.46%, 08/20/2056(1)	13,934,542
6,345,000	Golub Capital Partners CLO 72 B R Ltd. Series 2024-72A, 6.90%, 04/25/2039, 3 mo. USD Term SOFR + 3.25%(1)(2)	6,350,704
1,829,148	Hilton Grand Vacations Trust Series 2026-1A, 7.21%, 02/25/2043(1)	1,839,737
4,585,000	Palmer Square Loan Funding Ltd. Series 2026-1A, 8.69%, 07/15/2034, 3 mo. USD Term SOFR + 5.00%(1)(2)	4,568,384
8,985,000	Sixth Street CLO XI Ltd. Series 2018-11A, 6.96%, 04/25/2037, 3 mo. USD Term SOFR + 3.15%(1)(2)	8,927,235
855,000	VB-S1 Issuer LLC Series 2026-1A, 6.84%, 03/15/2056(1)	854,529
		66,929,684
	Asset-Backed - Home Equity - 0.2%
	Point Securitization Trust
1,585,000	Series 2026-1, 6.50%, 02/25/2056(1)(4)	1,560,639
2,715,000	Series 2025-2, 7.00%, 10/25/2055(1)(4)	2,686,729
3,550,000	Series 2025-1, 7.50%, 06/25/2055(1)	3,563,285
		7,810,653
	Commercial Mortgage-Backed Securities - 3.6%
6,090,000	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, 3.72%, 11/05/2032(1)(2)	5,808,208
	BBCMS Mortgage Trust
2,490,000	Series 2020-C7, 0.96%, 04/15/2053(2)(5)	80,955
4,095,573	Series 2020-C7, 1.59%, 04/15/2053(2)(5)	149,431
	Benchmark Mortgage Trust
12,459,482	Series 2019-B10, 1.22%, 03/15/2062(2)(5)	332,990
8,487,944	Series 2020-B22, 1.49%, 01/15/2054(2)(5)	439,290
541,000	Series 2019-B9, 4.97%, 03/15/2052(2)	471,552
	BPR Trust
1,580,000	Series 2024-PMDW, 5.85%, 11/05/2041(1)(2)	1,506,718
3,470,000	Series 2023-BRK2, 8.34%, 10/05/2038(1)(2)	3,559,895
	BX Trust
6,855,000	Series 2026-ORBT, 6.68%, 07/15/2043, 1 mo. USD Term SOFR + 3.00%(1)(2)	6,876,439
8,755,000	Series 2025-DELC, 7.63%, 12/15/2042, 1 mo. USD Term SOFR + 3.95%(1)(2)	8,745,119
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.3% - (continued)
	Commercial Mortgage-Backed Securities - 3.6% - (continued)
$ 9,237,685	BXSC Commercial Mortgage Trust Series 2022-WSS, 7.81%, 03/15/2035, 1 mo. USD Term SOFR + 4.13%(1)(2)	$9,246,346
3,080,000	Citigroup Commercial Mortgage Trust Series 2016-C3, 3.00%, 11/15/2049(1)	2,410,979
	Commercial Mortgage Trust
1,740,000	Series 2015-LC19, 4.42%, 02/10/2048(1)(2)	1,600,765
1,350,000	Series 2014-UBS4, 4.61%, 08/10/2047(2)	1,167,750
8,519,000	Series 2024-CBM, 7.93%, 12/10/2041(1)(2)	8,496,338
1,956,448	CSAIL Commercial Mortgage Trust Series 2015-C3, 4.20%, 08/15/2048(2)	1,890,339
	DBJPM Mortgage Trust
1,833,735	Series 2016-C3, 1.25%, 08/10/2049(2)(5)	18
2,931,484	Series 2020-C9, 1.58%, 09/15/2053(2)(5)	114,705
	DC Trust
3,475,000	Series 2024-HLTN, 8.48%, 04/13/2040(1)(2)	3,418,470
3,460,000	Series 2024-HLTN, 10.31%, 04/13/2040(1)(2)	3,408,717
943,871	Extended Stay America Trust Series 2025-ESH, 7.78%, 10/15/2042, 1 mo. USD Term SOFR + 4.10%(1)(2)	954,489
4,940,390	GS Mortgage Securities Corp. Trust Series 2012-BWTR, 2.95%, 11/05/2034(1)	4,583,004
	GS Mortgage Securities Trust
6,964,991	Series 2020-GC45, 0.61%, 02/13/2053(2)(5)	117,731
1,336,000	Series 2017-GS6, 3.87%, 05/10/2050	1,189,359
158,559	Series 2014-GC20, 4.94%, 04/10/2047(1)(2)	118,913
	HTL Commercial Mortgage Trust
7,985,000	Series 2024-T53, 8.20%, 05/10/2039(1)(2)	8,059,418
1,457,000	Series 2024-T53, 10.26%, 05/10/2039(1)(2)	1,468,365
3,085,000	Series 2024-T53, 11.93%, 05/10/2039(1)(2)	3,127,073
3,055,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, 3.57%, 12/15/2047(1)(2)	2,818,621
	JPMBB Commercial Mortgage Securities Trust
1,934,000	Series 2015-C28, 3.78%, 10/15/2048(1)(2)	1,779,725
6,850,000	Series 2014-C23, 4.02%, 09/15/2047(1)(2)	6,336,181
2,140,000	Series 2014-C24, 4.12%, 11/15/2047(2)	2,003,118
	Morgan Stanley Bank of America Merrill Lynch Trust
1,145,000	Series 2013-C9, 3.79%, 05/15/2046(1)(2)	1,053,695

182

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.3% - (continued)
	Commercial Mortgage-Backed Securities - 3.6% - (continued)
$ 1,134,000	Series 2013-C10, 3.95%, 07/15/2046(1)(2)	$948,316
2,307,000	Series 2017-C34, 4.17%, 11/15/2052(2)	2,089,598
	Morgan Stanley Capital I Trust
6,385,000	Series 2014-150E, 3.91%, 09/09/2032(1)	6,041,136
2,055,000	Series 2017-H1, 4.28%, 06/15/2050(2)	1,954,355
465,000	Series 2011-C3, 4.91%, 07/15/2049(1)(2)	461,580
3,150,000	Multifamily Connecticut Avenue Securities Trust Series 2024-01, 7.47%, 07/25/2054, 30 day USD SOFR Average + 3.85%(1)(2)	3,270,903
9,225,000	NYC Commercial Mortgage Trust Series 2025-3BP, 7.22%, 02/15/2042, 1 mo. USD Term SOFR + 3.54%(1)(2)	9,274,012
585,000	UBS Commercial Mortgage Trust Series 2017-C1, 4.84%, 06/15/2050(1)(2)	520,644
12,624	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1, 3.75%, 05/15/2048(2)	11,394
	Wells Fargo NA
6,351,393	Series 2019-BN22, 0.58%, 11/15/2062(2)(5)	104,202
27,816,632	Series 2019-BN24, 0.63%, 11/15/2062(2)(5)	518,385
5,220,422	Series 2019-BN23, 0.68%, 12/15/2052(2)(5)	96,799
11,590,498	Series 2020-BN25, 0.87%, 01/15/2063(2)(5)	271,955
8,857,536	Series 2019-BN18, 0.88%, 05/15/2062(2)(5)	188,593
4,002,248	Series 2020-BN26, 1.19%, 03/15/2063(2)(5)	121,024
13,455,990	Series 2020-BN28, 1.76%, 03/15/2063(2)(5)	776,397
215,000	WFRBS Commercial Mortgage Trust Series 2011-C4, 5.00%, 06/15/2044(1)(2)	188,076
1,605,000	WHARF Commercial Mortgage Trust Series 2025-DC, 7.72%, 07/15/2040(1)(2)	1,607,035
7,775,000	Willowbrook Mall Series 2025-WBRK, 6.08%, 03/05/2035(1)(2)	7,260,755
4,095,000	Worldwide Plaza Trust Series 2017-WWP, 3.53%, 11/10/2036(1)	3,378,373
	X-Caliber Funding LLC
15,835,000	Series 2025-VFN1, 6.62%, 06/17/2030, 1 mo. USD Term SOFR + 2.97%(1)(2)	15,807,966
9,000,000	Series 2026-HPL, 6.80%, 02/15/2046, 1 mo. USD Term SOFR + 3.15%(1)(2)	8,937,897
3,030,000	Series 2024-MSD, 8.25%, 01/15/2028, 1 mo. USD Term SOFR + 4.25%(1)(2)	3,038,760
		160,202,871
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.3% - (continued)
	Other Asset-Backed Securities - 3.6%
$ 512,189	AASET Trust Series 2020-1A, 6.41%, 01/16/2040(1)	$512,813
	Affirm Asset Securitization Trust
22,656	Series 2024-X1, 3.62%, 05/15/2029(1)(6)	78,063
38,562	Series 2024-X2, 3.62%, 12/17/2029(1)(6)	307,718
42,936	Series 2025-X2, 3.62%, 10/15/2030(1)(6)	1,655,429
5,060,000	Affirm Master Trust Series 2025-1A, 7.18%, 02/15/2033(1)	5,089,577
5,835,000	AGL CLO 16 Ltd. Series 2021-16A, 8.38%, 01/20/2035, 3 mo. USD Term SOFR + 4.65%(1)(2)	4,680,429
1,400,000	AGL CLO 32 Ltd. Series 2024-32A, 3.62%, 07/21/2037(1)(2)	574,000
6,625,000	Apidos CLO Ltd. Series 2024-50A, 3.62%, 01/20/2038(1)(2)	3,861,547
1,750,000	Ballyrock CLO 27 Ltd. Series 2024-27A, 3.62%, 10/25/2037(1)	910,000
5,072,000	Ballyrock CLO 29 Ltd. Series 2025-29A, 3.62%, 07/25/2038(1)(2)	3,124,895
500,000	Barings CLO Ltd. Series 2019-4A, 10.15%, 07/15/2037, 3 mo. USD Term SOFR + 6.40%(1)(2)	484,154
335,000	Bellemeade Re Ltd. Series 2025-1, 7.52%, 10/25/2035, 30 day USD SOFR Average + 3.90%(1)(2)	342,403
898,037	Castlelake Aircraft Structured Trust Series 2019-1A, 5.10%, 04/15/2039(1)	884,836
899,452	CF Hippolyta Issuer LLC Series 2020-1, 2.60%, 07/15/2060(1)	559,017
4,750,000	CIFC Funding Ltd. Series 2014-2RA, 11.02%, 10/24/2037, 3 mo. USD Term SOFR + 7.24%(1)(2)	4,654,620
307,030	Falcon Aerospace Ltd. Series 2019-1, 3.60%, 09/15/2039(1)	304,025
3,050,000	Flatiron RR CLO 22 LLC Series 2021-2A, 8.00%, 10/15/2034, 3 mo. USD Term SOFR + 4.25%(1)(2)	2,892,583
1,190,000	Galaxy XXII CLO Ltd. Series 2016-22A, 9.04%, 04/16/2034, 3 mo. USD Term SOFR + 5.25%(1)(2)	1,167,607
1,385,000	Galaxy XXV CLO Ltd. Series 2018-25A, 9.56%, 04/25/2036, 3 mo. USD Term SOFR + 5.75%(1)(2)	1,374,534
	GreenSky Home Improvement Issuer Trust
900,674	Series 2025-2A, 7.79%, 06/25/2060(1)	912,229
3,066,451	Series 2025-1A, 8.65%, 03/25/2060(1)	3,150,486
1,170,000	Hamlin Park CLO Ltd. Series 2024-1A, 3.62%, 10/20/2037(1)(2)	611,110
633,233	HINNT LLC Series 2024-A, 8.00%, 03/15/2043(1)	618,190
	Home Re Ltd.
1,135,000	Series 2026-1, 6.22%, 01/25/2036, 30 day USD SOFR Average + 2.60%(1)(2)	1,141,830

183

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.3% - (continued)
	Other Asset-Backed Securities - 3.6% - (continued)
$ 4,030,000	Series 2026-1, 6.82%, 01/25/2036, 30 day USD SOFR Average + 3.20%(1)(2)	$4,066,786
300,000	Series 2026-1, 7.82%, 01/25/2036, 30 day USD SOFR Average + 4.20%(1)(2)	305,169
987,809	Horizon Aircraft Finance I Ltd. Series 2018-1, 4.46%, 12/15/2038(1)	983,600
248,930	Horizon Aircraft Finance III Ltd. Series 2019-2, 4.46%, 11/15/2039(1)	246,341
3,790,000	Lendmark Funding Trust Series 2025-1A, 8.91%, 09/20/2034(1)	3,887,876
1,585,000	Lewey Park CLO Ltd. Series 2024-1A, 3.62%, 10/21/2037(1)(2)	857,791
3,200,000	Magnetite XLV Ltd. Series 2025-45A, 3.62%, 04/15/2038(1)(2)	2,048,000
14,286,832	MMAF Equipment Finance LLC Series 2023-A, 5.54%, 12/13/2029(1)	14,409,800
8,120,000	Neuberger Berman Loan Advisers CLO 25 Ltd. Series 2017-25A, 10.23%, 07/18/2038, 3 mo. USD Term SOFR + 6.50%(1)(2)	8,088,819
3,267,044	Neuberger Berman Loan Advisers CLO 56 Ltd. Series 2024-56A, 3.62%, 07/24/2037(1)(2)	1,698,863
4,000,000	Neuberger Berman Loan Advisers LaSalle Street Lending CLO II Ltd. Series 2024-2A, 3.62%, 04/20/2038(1)	1,680,000
265,596	Octagon Investment Partners 27 Ltd. Series 2016-1A, 9.96%, 07/15/2030, 3 mo. USD Term SOFR + 6.21%(1)(2)	118,839
741,481	Octagon Investment Partners XVI Ltd. Series 2013-1A, 9.76%, 07/17/2030, 3 mo. USD Term SOFR + 6.01%(1)(2)	463,354
11,450,000	OneMain Financial Issuance Trust Series 2019-2A, 3.14%, 10/14/2036(1)	11,322,377
1,815,000	Palmer Square CLO Ltd. Series 2018-1A, 10.67%, 04/18/2037, 3 mo. USD Term SOFR + 6.94%(1)(2)	1,695,174
13,005,000	PEAC Solutions Receivables LLC Series 2025-1A, 5.04%, 07/20/2032(1)	13,077,698
1,470,000	Progress Residential Trust Series 2023-SFR1, 6.60%, 03/17/2040(1)	1,468,362
3,835,000	Rad CLO 12 Ltd. Series 2021-12A, 10.49%, 07/30/2040, 3 mo. USD Term SOFR + 6.65%(1)(2)	3,685,101
8,025,000	RR 38 Ltd. Series 2025-38A, 3.62%, 04/15/2040(1)(2)	5,090,546
	SCF Equipment Leasing LLC
1,750,000	Series 2023-1A, 7.00%, 07/21/2036(1)	1,790,287
1,043,000	Series 2024-1A, 9.00%, 12/20/2034(1)	1,101,994
515,000	TIC Home Improvement Trust Series 2024-A, 11.73%, 10/15/2046(1)	520,849
1,120,000	VB-S1 Issuer LLC Series 2024-1A, 8.87%, 05/15/2054(1)	1,145,437
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.3% - (continued)
	Other Asset-Backed Securities - 3.6% - (continued)
	Verizon Master Trust
$ 26,441,000	Series 2024-6, 4.17%, 08/20/2030	$26,387,367
12,014,000	Series 2023-3, 4.73%, 04/21/2031(1)	12,052,346
		158,084,871
	Whole Loan Collateral CMO - 6.0%
	Angel Oak Mortgage Trust
2,050,000	Series 2021-3, 2.48%, 05/25/2066(1)(2)	1,549,478
2,203,000	Series 2022-2, 4.07%, 01/25/2067(1)(2)	1,794,792
2,655,000	Arroyo Mortgage Trust Series 2021-1R, 2.67%, 10/25/2048(1)(2)	2,081,085
	CSMC Trust
41,602	Series 2017-FHA1, 3.25%, 04/25/2047(1)(2)	38,763
3,143,250	Series 2020-NQM1, 4.46%, 05/25/2065(1)(2)	2,885,399
	Deephaven Residential Mortgage Trust
1,250,000	Series 2021-3, 3.27%, 08/25/2066(1)(2)	940,302
3,804,000	Series 2026-INV2, 6.71%, 02/25/2071(1)(2)	3,640,465
	Ellington Financial Mortgage Trust
5,881,000	Series 2021-2, 3.86%, 06/25/2066(1)(2)	4,328,435
11,790,000	Series 2026-NQM6, 6.79%, 06/25/2071(1)(2)	11,559,967
	Federal National Mortgage Association Connecticut Avenue Securities Trust
1,425,000	Series 2021-R03, 9.12%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(2)	1,448,230
7,910,000	Series 2022-R01, 9.62%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	8,052,394
18,047,172	Series 2022-R05, 10.62%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	18,775,092
10,555,249	Series 2019-HRP1, 12.98%, 11/25/2039, 30 day USD SOFR Average + 9.36%(1)(2)	10,811,947
19,510,000	Series 2022-R04, 13.12%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	20,499,157
3,000,000	Series 2022-R03, 13.47%, 03/25/2042, 30 day USD SOFR Average + 9.85%(1)(2)	3,157,500
1,300,000	Series 2022-R06, 14.22%, 05/25/2042, 30 day USD SOFR Average + 10.60%(1)(2)	1,395,158
13,852,350	Series 2022-R07, 15.62%, 06/25/2042, 30 day USD SOFR Average + 12.00%(1)(2)	15,129,887
3,148,000	GCAT Trust Series 2026-NQM2, 6.61%, 02/25/2071(1)(2)	3,061,225
8,979,000	Imperial Fund Mortgage Trust Series 2021-NQM4, 4.10%, 01/25/2057(1)(2)	6,775,560
5,426,443	OSAT Trust Series 2021-RPL1, 7.97%, 05/25/2065(1)(4)	5,432,129
2,580,000	PRET Trust Series 2026-RN1, 6.54%, 06/25/2066(1)(4)	2,568,454

184

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.3% - (continued)
	Whole Loan Collateral CMO - 6.0% - (continued)
	Pretium Mortgage Credit Partners LLC
$ 8,556,000	Series 2025-RPL6, 3.85%, 09/25/2069(1)(4)	$7,709,016
9,866,000	Series 2026-RPL1, 4.15%, 01/25/2070(1)(4)	8,916,340
3,450,000	Series 2026-NPL3, 6.22%, 02/25/2056(1)(4)	3,403,824
2,177,000	Series 2026-NPL2, 6.41%, 02/25/2056(1)(4)	2,158,870
2,450,000	Series 2026-NPL1, 6.54%, 01/25/2056(1)(4)	2,422,190
1,600,000	Series 2026-NPL6, 6.66%, 06/25/2056(1)(4)	1,593,992
6,835,000	Series 2025-NPL14, 6.78%, 12/25/2055(1)(4)	6,836,915
3,058,000	Series 2025-NPL13, 6.78%, 12/25/2055(1)(4)	3,019,903
3,811,000	Series 2025-NPL12, 6.90%, 11/25/2055(1)(4)	3,766,949
3,045,000	Series 2025-NPL11, 7.02%, 10/25/2055(1)(4)	3,008,825
1,820,000	Series 2026-NPL5, 7.05%, 04/25/2056(1)(4)	1,813,617
4,280,000	Series 2025-NPL7, 8.35%, 07/25/2055(1)(4)	4,255,660
4,390,000	Series 2025-NPL5, 8.72%, 05/25/2055(1)(4)	4,414,637
3,020,000	Series 2025-NPL6, 8.72%, 06/25/2055(1)(4)	3,024,561
15,477,642	PRKCM Trust Series 2026-AFC3, 5.38%, 05/01/2061(1)(2)	15,387,848
	PRPM LLC
5,814,000	Series 2026-2, 6.47%, 02/25/2031(1)(4)	5,769,187
16,026,000	Series 2026-4, 6.82%, 06/25/2031(1)(4)	16,000,759
9,199,000	Series 2025-8, 7.20%, 10/25/2030(1)(4)	9,137,486
1,808,000	Series 2025-7, 7.45%, 08/25/2030(1)(4)	1,802,350
555,000	Series 2025-5, 8.57%, 07/25/2030(1)(4)	551,427
5,545,000	Series 2024-7, 8.84%, 11/25/2029(1)(4)	5,490,781
1,112,000	RCO IX Mortgage LLC Series 2026-2, 6.78%, 05/25/2031(1)(4)	1,109,153
965,000	RCO VIII Mortgage LLC Series 2025-3, 8.84%, 05/25/2030(1)(4)	951,611
3,198,000	SG Residential Mortgage Trust Series 2022-1, 3.95%, 03/27/2062(1)(2)	2,225,433
6,176,000	Spruce Hill Mortgage Loan Trust Series 2020-SH1, 3.83%, 01/28/2050(1)(2)	5,954,485
2,560,000	Verus Securitization Trust Series 2021-5, 3.04%, 09/25/2066(1)(2)	1,823,227
2,804,721	VOLT C LLC Series 2021-NPL9, 8.83%, 05/25/2051(1)(4)	2,805,583
804,599	VOLT CI LLC Series 2021-NP10, 8.83%, 05/25/2051(1)(4)	804,846
4,390,182	VOLT CII LLC Series 2021-NP11, 8.21%, 08/25/2051(1)(4)	4,389,748
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.3% - (continued)
	Whole Loan Collateral CMO - 6.0% - (continued)
$ 5,982,542	VOLT CVI LLC Series 2021-NP12, 9.44%, 12/26/2051(1)(4)	$5,988,807
6,070,816	VOLT XCV LLC Series 2021-NPL4, 8.95%, 03/27/2051(1)(4)	6,073,174
		268,536,623
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $932,245,733)	$901,724,365
CONVERTIBLE BONDS - 3.1%
	Auto Manufacturers - 0.1%
	Rivian Automotive, Inc.
1,655,000	3.63%, 10/15/2030	$1,704,712
1,450,000	4.63%, 03/15/2029	1,616,024
		3,320,736
	Biotechnology - 0.3%
	Bridgebio Pharma, Inc.
1,597,000	0.75%, 02/01/2033(1)	1,645,868
1,060,000	1.75%, 03/01/2031	1,883,090
	Cytokinetics, Inc.
512,000	1.75%, 10/01/2031(1)	712,640
1,200,000	3.50%, 07/01/2027	1,865,250
2,196,000	Immunocore Holdings PLC 2.50%, 02/01/2030	2,019,881
	Ionis Pharmaceuticals, Inc.
250,000	0.00%, 12/01/2030(1)(6)	220,781
2,334,000	1.75%, 06/15/2028(7)	2,754,120
		11,101,630
	Commercial Banks - 0.1%
EUR 5,300,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.70%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	4,273,546
	Diversified Financial Services - 0.1%
	Coinbase Global, Inc.
$ 1,873,000	0.00%, 10/01/2032(1)(6)	1,437,048
1,436,000	0.25%, 04/01/2030(7)	1,274,758
		2,711,806
	Electric - 0.3%
685,000	Ormat Technologies, Inc. 1.50%, 03/15/2031(1)	703,153
2,683,000	PG&E Corp. 4.25%, 12/01/2027	2,751,416
2,137,000	PPL Capital Funding, Inc. 3.00%, 12/01/2030(1)	2,139,464
3,065,000	Southern Co. 3.25%, 06/15/2028	3,089,520
	WEC Energy Group, Inc.
1,569,000	3.38%, 06/01/2028	1,594,104
2,805,000	4.38%, 06/01/2029	3,315,510
		13,593,167
	Engineering & Construction - 0.1%
2,353,000	Fluor Corp. 1.13%, 08/15/2029	3,044,782
	Entertainment - 0.0%
200,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(6)	185,261
1,800,000	Live Nation Entertainment, Inc. 2.88%, 10/15/2031(1)	1,941,698
		2,126,959

185

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 3.1% - (continued)
	Healthcare - Products - 0.3%
	Guardant Health, Inc.
$ 525,000	0.00%, 05/15/2033(1)(6)(7)	$812,438
425,000	1.25%, 02/15/2031	1,144,228
3,500,000	Integer Holdings Corp. 1.88%, 03/15/2030	3,682,700
2,205,000	Lantheus Holdings, Inc. 2.63%, 12/15/2027	2,887,447
2,464,000	Merit Medical Systems, Inc. 3.00%, 02/01/2029	2,879,184
3,000,000	Qiagen NV 2.50%, 09/10/2031(8)	3,046,521
	Tempus AI, Inc.
372,000	0.00%, 05/15/2032(1)(6)	360,282
442,000	0.75%, 07/15/2030	415,259
		15,228,059
	Home Builders - 0.1%
3,911,000	Meritage Homes Corp. 1.75%, 05/15/2028	3,866,024
	Insurance - 0.1%
HKD 27,000,000	China Pacific Insurance Group Co. Ltd. 0.00%, 09/18/2030(6)(8)	3,453,152
	Internet - 0.2%
	Alibaba Group Holding Ltd.
$ 1,775,000	0.00%, 09/15/2032(6)(8)	1,714,650
2,251,000	0.50%, 06/01/2031	3,105,254
2,800,000	Grab Holdings Ltd. 0.00%, 06/15/2030(6)(8)	2,669,800
2,358,000	Uber Technologies, Inc. 0.88%, 12/01/2028	2,778,903
		10,268,607
	Investment Company Security - 0.1%
1,255,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	1,822,887
	IREN Ltd.
350,000	0.00%, 07/01/2031(1)(6)(7)	266,350
1,625,000	1.00%, 06/01/2033(1)(7)	1,519,375
188,000	1.00%, 12/01/2033(1)	141,470
1,314,000	Terawulf, Inc. 0.00%, 05/01/2032(1)(6)(7)	1,566,322
		5,316,404
	Iron/Steel - 0.1%
JPY 430,000,000	Nippon Steel Corp. 0.00%, 02/14/2031(6)(8)	2,887,747
	IT Services - 0.1%
$ 185,000	Lumentum Holdings, Inc. 0.38%, 03/15/2032(1)	719,021
4,100,000	Parsons Corp. 2.63%, 03/01/2029	3,949,530
		4,668,551
	Leisure Time - 0.1%
	NCL Corp. Ltd.
3,016,000	0.75%, 09/15/2030(1)	2,761,764
2,050,000	0.88%, 04/15/2030	2,124,312
		4,886,076
	Lodging - 0.2%
10,007,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	9,926,944
	Machinery - Construction & Mining - 0.0%
269,000	Bloom Energy Corp. 0.00%, 11/15/2030(1)(6)	373,910
	Media - 0.0%
132,000	EchoStar Corp. 3.88%, 11/30/2030(9)	347,527
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 3.1% - (continued)
	Miscellaneous Manufacturing - 0.0%
$ 2,005,000	JBT Marel Corp. 0.38%, 09/15/2030(1)	$2,013,020
	Oil & Gas Services - 0.1%
1,450,000	Liberty Energy, Inc. 0.00%, 03/01/2032(1)(6)	1,189,725
477,000	ProPetro Holding Corp. 0.00%, 11/15/2031(1)(6)	396,673
506,000	Solaris Energy Infrastructure, Inc. 0.25%, 10/01/2031	598,978
		2,185,376
	Pipelines - 0.0%
850,000	Golar LNG Ltd. 2.75%, 12/15/2030	956,597
	Real Estate Investment Trusts - 0.2%
3,179,000	Boston Properties LP 2.00%, 10/01/2030(1)	3,107,473
2,550,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	2,806,275
995,000	Welltower OP LLC 2.75%, 05/15/2028(1)	2,431,780
		8,345,528
	Semiconductors - 0.2%
	Microchip Technology, Inc.
1,700,000	0.00%, 02/15/2030(1)(6)	1,811,350
593,000	0.75%, 06/01/2030	613,196
	ON Semiconductor Corp.
620,000	0.00%, 05/01/2031(1)(6)	576,600
2,940,000	0.50%, 03/01/2029	3,320,730
575,000	Onto Innovation, Inc. 0.00%, 06/01/2031(1)(6)	622,973
217,000	Semtech Corp. 0.00%, 10/15/2030(1)(6)	320,075
		7,264,924
	Software - 0.3%
1,631,000	Akamai Technologies, Inc. 0.00%, 05/15/2032(1)(6)	1,481,763
	CoreWeave, Inc.
275,000	1.75%, 12/01/2031(1)	258,335
1,665,000	1.75%, 10/01/2032(1)	1,457,707
2,920,000	Datadog, Inc. 0.00%, 12/01/2029(6)	4,245,680
2,700,000	Nutanix, Inc. 0.50%, 12/15/2029	2,803,950
873,000	Snowflake, Inc. 0.00%, 10/01/2029(6)	1,729,326
1,174,000	Unity Software, Inc. 0.00%, 03/15/2030(6)	1,389,723
		13,366,484
	Telecommunications - 0.0%
1,327,000	AST SpaceMobile, Inc. 2.00%, 01/15/2036(1)	1,143,211
	Transportation - 0.0%
1,493,000	Knight-Swift Transportation Holdings, Inc. 1.00%, 11/15/2031(1)	1,626,624
	Total Convertible Bonds (cost $129,534,902)	$138,297,391
CORPORATE BONDS - 25.8%
	Advertising - 0.0%
445,000	Lamar Media Corp. 3.63%, 01/15/2031	$412,542
	Aerospace & Defense - 0.0%
300,000	Efesto Bidco SpA Efesto U.S. LLC 7.50%, 02/15/2032(1)	303,346

186

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.8% - (continued)
	Aerospace & Defense - 0.0% - (continued)
$ 1,080,000	Goat Holdco LLC 6.75%, 02/01/2032(1)	$1,097,317
267,000	TransDigm, Inc. 6.75%, 01/31/2034(1)	271,345
		1,672,008
	Agriculture - 0.1%
	MHP Lux SA
4,770,000	6.25%, 09/19/2029(8)	4,455,686
1,285,000	10.50%, 07/28/2029(1)	1,336,379
		5,792,065
	Airlines - 0.1%
980,000	OneSky Flight LLC 8.88%, 12/15/2029(1)	1,030,301
1,275,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.38%, 02/01/2030(1)(7)	1,203,083
		2,233,384
	Apparel - 0.1%
1,196,345	Beach Acquisition Bidco LLC 10.00%, 07/15/2033(1)(9)	1,284,287
2,935,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	3,061,055
500,000	Wolverine World Wide, Inc. 4.00%, 08/15/2029(1)	471,312
		4,816,654
	Auto Manufacturers - 0.0%
1,862,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(2)(10)	1,832,688
	Auto Parts & Equipment - 0.4%
250,000	American Axle & Manufacturing, Inc. 7.75%, 10/15/2033(1)	246,180
	Clarios Global LP/Clarios U.S. Finance Co.
EUR 380,000	4.75%, 06/15/2031(1)	439,006
$ 1,175,000	6.75%, 09/15/2032(1)	1,183,826
	Goodyear Tire & Rubber Co.
275,000	5.63%, 04/30/2033	240,229
15,235,000	8.88%, 07/15/2032	15,636,625
		17,745,866
	Biotechnology - 0.1%
4,042,000	Biocon Biologics Global PLC 6.67%, 10/09/2029(8)	4,048,514
2,020,000	Genmab AS/Genmab Finance LLC 6.25%, 12/15/2032(1)	2,038,489
		6,087,003
	Chemicals - 1.4%
	Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2
EUR 20,450,000	6.50%, 06/15/2033(1)	23,720,652
$ 1,450,000	7.13%, 06/15/2033(1)	1,458,963
475,000	Celanese U.S. Holdings LLC 6.75%, 04/15/2033	484,200
7,411,000	Dangote Fertiliser Ltd. 7.75%, 05/05/2031(8)	7,427,204
EUR 200,000	Itelyum Regeneration SpA 5.75%, 04/15/2030(1)	234,441
$ 175,000	NOVA Chemicals Corp. 5.25%, 06/01/2027(1)	175,098
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.8% - (continued)
	Chemicals - 1.4% - (continued)
	OCP SA
$ 3,929,000	6.74%, 04/22/2031, (6.74% fixed rate until 04/22/2031; 5 yr. USD CMT + 2.75% thereafter)(1)(2)(10)	$3,857,748
4,439,000	7.37%, 04/22/2036, (7.37% fixed rate until 04/22/2036; 5 yr. USD CMT + 3.22% thereafter)(1)(2)(10)	4,355,745
400,000	Olympus Water U.S. Holding Corp. 6.25%, 10/01/2029(1)	394,953
	Tronox, Inc.
30,065,000	4.63%, 03/15/2029(1)(7)	18,472,192
2,000,000	9.13%, 09/30/2030(1)(7)	1,996,283
		62,577,479
	Commercial Banks - 2.6%
EUR 2,000,000	Abanca Corp. Bancaria SA 6.13%, 09/19/2031, (6.13% fixed rate until 09/19/2031; 5 yr. EURIBOR ICE Swap + 3.89% thereafter)(2)(8)(10)	2,336,078
	AIB Group PLC
$ 2,475,000	5.32%, 05/15/2031, (5.32% fixed rate until 05/15/2030; 6 mo. USD SOFR + 1.65% thereafter)(1)(2)	2,484,978
EUR 1,110,000	6.00%, 07/14/2031, (6.00% fixed rate until 07/14/2031; 5 yr. EURIBOR ICE Swap + 3.71% thereafter)(2)(8)(10)	1,313,266
2,200,000	AL Sydbank 3.63%, 03/05/2030, (3.63% fixed rate until 03/05/2029; 3 mo. EURIBOR + 1.45% thereafter)(2)	2,540,047
GBP 1,925,000	Aldermore Group PLC 6.00%, 10/01/2035, (6.00% fixed rate until 10/01/2030; 5 yr. U.K. Government Bond + 2.02% thereafter)(2)(8)	2,571,256
EUR 2,050,000	Alpha Bank SA 11.88%, 02/08/2028, (11.88% fixed rate until 02/08/2028; 5 yr. EUR Swap + 9.31% thereafter)(2)(8)(10)	2,606,713
	Banca Transilvania SA
295,000	4.75%, 05/27/2032, (4.75% fixed rate until 05/27/2031; 1 yr. EURIBOR ICE Swap + 1.95% thereafter)(2)(8)	336,932
7,247,000	7.13%, 11/27/2030, (7.13% fixed rate until 11/27/2030; 5 yr. EURIBOR ICE Swap + 4.78% thereafter)(2)(8)(10)	8,532,219
$ 3,600,000	Banco Bilbao Vizcaya Argentaria SA 7.13%, 05/08/2033, (7.13% fixed rate until 05/08/2033; 5 yr. USD CMT + 2.99% thereafter)(2)(10)	3,598,805
	Banco Santander SA
EUR 2,200,000	1.00%, 10/01/2033(8)	2,074,638
$ 2,400,000	4.55%, 11/06/2030	2,345,267
EUR 2,200,000	7.00%, 11/20/2029, (7.00% fixed rate until 11/20/2029; 5 yr. EUR Swap + 4.43% thereafter)(2)(8)(10)	2,700,650
$ 1,200,000	7.25%, 12/03/2035, (7.25% fixed rate until 12/03/2035; 5 yr. USD CMT + 2.84% thereafter)(2)(10)	1,203,318
EUR 1,075,000	Bank of Cyprus Holdings PLC 11.88%, 06/21/2028, (11.88% fixed rate until 06/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(2)(8)(10)	1,388,394

187

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.8% - (continued)
	Commercial Banks - 2.6% - (continued)
EUR 750,000	Bank of Ireland Group PLC 6.38%, 03/10/2030, (6.38% fixed rate until 03/10/2030; 5 yr. EURIBOR ICE Swap + 4.03% thereafter)(2)(8)(10)	$901,750
GBP 1,900,000	Barclays PLC 8.88%, 09/15/2027, (8.88% fixed rate until 09/15/2027; 5 yr. U.K. Government Bond + 6.96% thereafter)(2)(8)(10)	2,640,877
EUR 1,200,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(2)(8)(10)	1,470,266
	BPCE SA
1,400,000	3.38%, 12/19/2031, (3.38% fixed rate until 12/19/2030; 3 mo. EURIBOR + 0.95% thereafter)(2)(8)	1,580,396
$ 2,350,000	7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(1)(2)	2,509,853
EUR 1,525,000	BPER Banca SpA 5.88%, 03/19/2031, (5.88% fixed rate until 03/19/2031; 5 yr. EURIBOR ICE Swap + 3.57% thereafter)(2)(8)(10)	1,782,901
1,600,000	CaixaBank SA 5.88%, 03/25/2035, (5.88% fixed rate until 03/25/2035; 5 yr. EURIBOR ICE Swap + 3.35% thereafter)(2)(7)(8)(10)	1,847,026
1,400,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(2)(8)(10)	1,771,125
$ 2,573,000	Citigroup, Inc. 6.63%, 02/15/2031, (6.63% fixed rate until 02/15/2031; 5 yr. USD CMT + 3.00% thereafter)(2)(10)	2,584,679
EUR 1,870,000	CrediaBank SA 9.38%, 01/13/2031, (9.38% fixed rate until 01/13/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(2)(8)(10)	2,336,218
800,000	Deutsche Bank AG 6.75%, 10/30/2035, (6.75% fixed rate until 10/30/2035; 5 yr. EURIBOR ICE Swap + 3.86% thereafter)(2)(8)(10)	933,262
	Eurobank SA
100,000	4.25%, 04/30/2035, (4.25% fixed rate until 01/30/2030; 5 yr. EURIBOR ICE Swap + 2.00% thereafter)(2)(8)	114,332
1,175,000	6.25%, 11/10/2033, (6.25% fixed rate until 11/10/2033; 5 yr. EURIBOR ICE Swap + 3.79% thereafter)(2)(8)(10)	1,357,861
1,075,000	6.63%, 06/04/2031, (6.63% fixed rate until 06/04/2031; 5 yr. EURIBOR ICE Swap + 4.45% thereafter)(2)(7)(8)(10)	1,286,704
	Golomt Bank
$ 3,660,000	7.95%, 05/14/2029(1)	3,671,311
3,019,000	11.00%, 05/20/2027(8)	3,109,990
1,875,000	11.00%, 05/20/2027(1)	1,931,332
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.8% - (continued)
	Commercial Banks - 2.6% - (continued)
	HSBC Holdings PLC
$ 2,430,000	4.62%, 11/06/2031, (4.62% fixed rate until 11/06/2030; 6 mo. USD SOFR + 1.19% thereafter)(2)	$2,375,418
4,594,000	6.75%, 11/18/2032, (6.75% fixed rate until 11/18/2032; 5 yr. USD CMT + 2.51% thereafter)(2)(10)	4,559,965
EUR 3,600,000	Ibercaja Banco SA 9.13%, 01/25/2028, (9.13% fixed rate until 01/25/2028; 5 yr. EUR Swap + 6.83% thereafter)(2)(8)(10)	4,432,136
	Intesa Sanpaolo SpA
$ 2,225,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(2)	2,086,527
710,000	6.01%, 06/29/2037, (6.01% fixed rate until 06/29/2036; 1 yr. USD CMT + 1.50% thereafter)(1)(2)	696,755
EUR 775,000	6.38%, 05/26/2033, (6.38% fixed rate until 05/26/2033; 5 yr. EURIBOR ICE Swap + 4.04% thereafter)(2)(8)(10)	939,385
$ 2,300,000	8.25%, 11/21/2033, (8.25% fixed rate until 11/21/2032; 1 yr. USD CMT + 4.40% thereafter)(1)(2)	2,624,999
	Metro Bank Holdings PLC
GBP 1,625,000	12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(2)(8)	2,397,510
4,915,000	13.88%, 03/26/2030, (13.88% fixed rate until 03/26/2030; 5 yr. U.K. Government Bond + 9.57% thereafter)(2)(8)(10)	7,748,872
EUR 7,200,000	Nova Ljubljanska Banka DD 6.50%, 11/26/2030, (6.50% fixed rate until 11/26/2030; 5 yr. EURIBOR ICE Swap + 4.08% thereafter)(2)(8)(10)	8,357,164
1,625,000	Nykredit Realkredit AS 3.75%, 01/22/2032(8)	1,863,075
1,625,000	Piraeus Bank SA 3.38%, 12/02/2031, (3.38% fixed rate until 12/02/2030; 1 yr. EURIBOR ICE Swap + 0.98% thereafter)(2)(8)	1,841,444
2,900,000	Societe Generale SA 1.11%, 07/17/2031, (1.11% fixed rate until 07/17/2030; 3 mo. EURIBOR + 1.30% thereafter)(2)(8)	2,949,947
	UBS Group AG
$ 1,275,000	7.00%, 02/05/2035, (7.00% fixed rate until 02/05/2035; 5 yr. USD ICE Swap + 3.30% thereafter)(2)(8)(10)	1,268,079
1,198,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(2)(10)	1,369,663
		113,373,383
	Commercial Services - 0.3%
3,020,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	3,135,521
400,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(1)	396,479

188

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.8% - (continued)
	Commercial Services - 0.3% - (continued)
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
$ 255,000	8.00%, 02/15/2031(1)	$254,612
1,235,000	8.38%, 06/15/2032(1)(7)	1,229,104
	BCP V Modular Services Finance II PLC
EUR 3,300,000	4.75%, 11/30/2028(8)	3,567,830
GBP 1,950,000	6.13%, 11/30/2028(7)(8)	2,453,979
$ 2,175,000	Deluxe Corp. 8.13%, 09/15/2029(1)	2,252,287
420,000	Graham Holdings Co. 5.63%, 12/01/2033(1)	409,894
475,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	487,677
EUR 900,000	Worldline SA 5.50%, 06/10/2030(7)(8)	913,759
		15,101,142
	Construction Materials - 0.4%
$ 2,001,000	Cemex SAB de CV 7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(1)(2)(10)	2,065,032
	CP Atlas Buyer, Inc.
9,489,000	9.75%, 07/15/2030(1)(7)	8,545,778
8,909,683	12.75%, 01/15/2031(1)(9)	6,080,859
520,000	Griffon Corp. 5.75%, 03/01/2028	519,970
350,000	JH North America Holdings, Inc. 6.13%, 07/31/2032(1)	350,273
		17,561,912
	Distribution/Wholesale - 0.0%
1,480,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	1,466,765
250,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	260,114
		1,726,879
	Diversified Financial Services - 3.5%
1,369,000	Ally Financial, Inc. 7.10%, 08/15/2031, (7.10% fixed rate until 08/15/2031; 5 yr. USD CMT + 3.15% thereafter)(2)(10)	1,376,781
705,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	729,825
	CrossCountry Intermediate HoldCo LLC
9,591,000	6.50%, 10/01/2030(1)	9,275,133
26,435,000	6.75%, 12/01/2032(1)	25,225,081
3,895,000	EZCORP, Inc. 7.38%, 04/01/2032(1)	4,072,094
2,845,000	First Eagle Holdings, Inc. 7.25%, 08/15/2032(1)	2,878,215
	Freedom Mortgage Holdings LLC
660,000	6.88%, 05/01/2031(1)	636,232
350,000	8.00%, 02/01/2032(1)	347,261
15,305,000	8.38%, 04/01/2032(1)	15,372,327
6,999,000	9.13%, 05/15/2031(1)	7,174,927
480,000	9.25%, 02/01/2029(1)	493,302
	goeasy Ltd.
5,280,000	6.88%, 05/15/2030(1)	4,775,560
14,365,000	6.88%, 02/15/2031(1)(7)	12,847,886
205,000	7.38%, 10/01/2030(1)	187,906
620,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(3)(8)(11)	—
	Hightower Holding LLC
360,000	6.75%, 04/15/2029(1)	358,658
150,000	9.13%, 01/31/2030(1)	155,441
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.8% - (continued)
	Diversified Financial Services - 3.5% - (continued)
$ 18,850,000	LFS Topco LLC 8.75%, 07/15/2030(1)(7)	$18,809,571
8,190,000	Muangthai Capital PCL 7.55%, 07/21/2030(1)	8,233,084
5,090,000	Muthoot Finance Ltd. 6.38%, 03/02/2030(1)	5,049,637
1,500,000	PennyMac Financial Services, Inc. 7.13%, 11/15/2030(1)	1,495,320
17,235,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	16,816,457
	Stonebriar ABF Issuer LLC
575,000	7.00%, 08/15/2031(1)	575,434
2,805,000	8.13%, 12/15/2030(1)	2,920,493
1,874,000	Sumisho Air Lease Corp. 4.13%, 12/15/2026, (4.13% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.15% thereafter)(2)(10)	1,845,715
380,000	TrueNoord Capital DAC 8.75%, 03/01/2030(1)	393,796
729,000	UWM Holdings LLC 6.63%, 02/01/2030(1)	676,254
12,950,000	Velocity Commercial Capital LLC 9.38%, 02/15/2031(1)(7)	13,328,503
		156,050,893
	Electric - 1.1%
4,110,000	ADM Elektrik Dagitim AS 9.50%, 02/05/2031(1)	3,924,700
3,801,788	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(8)	3,953,572
425,000	Clearway Energy Operating LLC 3.75%, 02/15/2031(1)	389,852
674,000	CMS Energy Corp. 4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 yr. USD CMT + 4.12% thereafter)(2)	655,568
	Dominion Energy, Inc.
1,412,000	4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(2)(10)	1,404,865
1,410,000	6.15%, 12/15/2056, (6.15% fixed rate until 09/16/2031; 5 yr. USD CMT + 1.87% thereafter)(2)	1,394,917
EUR 3,460,000	Eastern European Electric Co. BV 6.50%, 05/15/2030(1)	4,121,913
	Energo-Pro AS
5,010,000	6.45%, 04/15/2031(8)	5,772,820
2,303,000	8.00%, 05/27/2030(1)	2,785,986
$ 1,558,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(2)	1,612,888
13,913,000	GDZ Elektrik Dagitim AS 9.00%, 10/15/2029(1)	13,333,153
1,215,000	NextEra Energy Capital Holdings, Inc. 6.63%, 10/01/2066, (6.63% fixed rate until 07/04/2046; 5 yr. USD CMT + 1.69% thereafter)(2)	1,183,382
3,645,000	Saavi Energia SARL 8.88%, 02/10/2035(8)	3,939,516

189

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.8% - (continued)
	Electric - 1.1% - (continued)
$ 3,910,000	Termocandelaria Power SA 7.75%, 09/17/2031(1)	$3,995,668
355,000	XPLR Infrastructure Operating Partners LP 8.63%, 03/15/2033(1)	379,277
		48,848,077
	Electronics - 0.0%
775,000	Coherent Corp. 5.00%, 12/15/2029(1)	758,328
690,000	Ingram Micro, Inc. 4.75%, 05/15/2029(1)	671,412
		1,429,740
	Energy-Alternate Sources - 0.1%
	FS Luxembourg SARL
2,170,000	8.13%, 02/11/2036(1)(7)	1,977,195
2,143,000	8.63%, 06/25/2033(8)	2,040,136
410,000	TerraForm Power Operating LLC 4.75%, 01/15/2030(1)	392,138
		4,409,469
	Entertainment - 0.8%
	888 Acquisitions Ltd.
EUR 6,125,000	7.93%, 07/15/2028, 3 mo. EURIBOR + 5.5%(2)(8)	7,141,323
5,475,000	8.00%, 09/30/2031(7)(8)	6,506,849
$ 2,085,000	Caesars Entertainment, Inc. 6.00%, 10/15/2032(1)(7)	1,828,681
	Cinemark USA, Inc.
525,000	5.25%, 07/15/2028(1)	521,281
490,000	7.00%, 08/01/2032(1)	502,322
13,125,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	13,250,711
450,000	Jacobs Entertainment, Inc. 6.75%, 02/15/2029(1)	441,562
1,310,000	Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 02/15/2031(1)	1,026,069
	Motion Finco SARL
EUR 300,000	7.38%, 06/15/2030(8)	286,592
$ 5,520,000	8.38%, 02/15/2032(1)(7)	4,326,871
425,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)(7)	405,088
250,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp. 5.25%, 07/15/2029	239,413
		36,476,762
	Food - 0.5%
	Bellis Acquisition Co. PLC
EUR 10,835,000	8.00%, 07/01/2031(7)(8)	12,100,326
1,900,000	8.00%, 07/01/2031(1)(7)	2,121,885
GBP 4,023,000	8.13%, 05/14/2030(8)	5,080,480
$ 225,000	Chobani LLC/Chobani Finance Corp., Inc. 6.38%, 04/15/2034(1)	225,576
595,000	Froneri Lux FinCo SARL 6.00%, 08/01/2032(1)	581,565
2,489,000	Industrial F&B Investments III, Inc. 7.75%, 02/11/2033(1)	2,527,094
		22,636,926
	Gas - 0.1%
2,644,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(2)	2,734,969
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.8% - (continued)
	Hand/Machine Tools - 0.1%
	IMA Industria Macchine Automatiche SpA
EUR 2,330,000	3.75%, 01/15/2028(8)	$2,682,330
1,450,000	6.18%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	1,686,633
		4,368,963
	Healthcare - Services - 0.4%
$ 529,000	Acadia Healthcare Co., Inc. 7.38%, 03/15/2033(1)(7)	545,530
	CHS/Community Health Systems, Inc.
1,951,000	4.75%, 02/15/2031(1)	1,740,281
100,000	6.88%, 04/15/2029(1)	96,443
11,580,000	9.75%, 01/15/2034(1)	11,731,258
118,000	10.88%, 01/15/2032(1)	124,466
402,000	Molina Healthcare, Inc. 6.25%, 01/15/2033(1)	397,525
3,649,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	3,831,869
636,000	Tenet Healthcare Corp. 5.50%, 11/15/2032(1)	626,198
		19,093,570
	Insurance - 1.4%
	Acrisure LLC/Acrisure Finance, Inc.
2,205,000	7.50%, 11/06/2030(1)	2,132,584
6,595,000	8.25%, 02/01/2029(1)	6,323,713
12,385,000	8.50%, 06/15/2029(1)	11,839,589
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
2,700,000	7.00%, 01/15/2031(1)	2,739,825
1,762,000	7.38%, 10/01/2032(1)	1,771,885
1,118,000	American National Group, Inc. 7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(2)	1,075,555
2,791,000	Ardonagh Group Finance Ltd. 8.88%, 02/15/2032(1)	2,776,967
	Asurion LLC/Asurion Co-Issuer, Inc.
3,047,000	8.00%, 12/31/2032(1)	3,082,424
10,890,000	8.38%, 02/01/2034(1)	9,921,962
2,281,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 8.13%, 02/15/2032(1)	2,120,722
1,360,000	HSB Group, Inc. 4.92%, 07/15/2027, 3 mo. USD Term SOFR + 1.17%(2)	1,341,272
3,379,000	HUB International Ltd. 7.38%, 01/31/2032(1)	3,455,872
2,584,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(2)(7)(10)	2,700,637
GBP 100,000	LV Bonds PLC 7.63%, 05/05/2046, (7.63% fixed rate until 05/05/2036; 5 yr. U.K. Government Bond + 3.50% thereafter)(2)(8)	135,991
$ 800,000	SCOR SE 5.25%, 03/13/2029, (5.25% fixed rate until 03/13/2029; 5 yr. USD CMT + 2.37% thereafter)(2)(8)(10)	763,514
EUR 1,575,000	Unipol Assicurazioni SpA 6.00%, 07/21/2035, (6.00% fixed rate until 07/21/2035; 5 yr. EURIBOR ICE Swap + 3.24% thereafter)(2)(8)(10)	1,825,954

190

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.8% - (continued)
	Insurance - 1.4% - (continued)
EUR 1,200,000	UNIQA Insurance Group AG 4.50%, 05/13/2046, (4.50% fixed rate until 11/13/2035; 3 mo. EURIBOR + 2.55% thereafter)(2)(8)	$1,358,673
$ 3,850,000	Well Link Life Insurance Co. Ltd. 7.88%, 06/23/2036, (7.88% fixed rate until 06/23/2031; 5 yr. USD CMT + 3.83% thereafter)(2)(8)	3,629,062
1,950,000	Zurich Finance Ireland DAC 3.00%, 04/19/2051, (3.00% fixed rate until 01/19/2031; 5 yr. USD CMT + 2.78% thereafter)(2)(8)	1,742,906
		60,739,107
	Internet - 0.6%
18,820,000	Sopaipilla Investor LLC 7.53%, 11/30/2048(1)	19,506,625
	United Group BV
EUR 275,000	4.63%, 08/15/2028(8)	317,135
2,290,000	6.38%, 05/14/2033(1)	2,633,726
150,000	6.50%, 10/31/2031(1)	176,884
2,100,000	6.75%, 02/15/2031(8)	2,490,263
		25,124,633
	Investment Company Security - 0.2%
	HA Sustainable Infrastructure Capital, Inc.
$ 1,831,000	7.13%, 11/15/2056, (7.13% fixed rate until 08/17/2031; 5 yr. USD CMT + 3.48% thereafter)(2)	1,845,003
2,108,000	8.00%, 06/01/2056, (8.00% fixed rate until 03/01/2031; 5 yr. USD CMT + 4.30% thereafter)(2)	2,212,867
4,065,000	Ittihad International II Ltd. 7.38%, 11/13/2030(1)	4,065,513
		8,123,383
	Iron/Steel - 0.0%
212,000	Fortescue Treasury Pty. Ltd. 4.38%, 04/01/2031(1)	199,802
	IT Services - 0.4%
1,345,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(1)(12)	1,381,844
21,128,000	McAfee Corp. 7.38%, 02/15/2030(1)	17,913,905
		19,295,749
	Leisure Time - 0.1%
2,765,000	NCL Corp. Ltd. 6.75%, 02/01/2032(1)	2,710,152
	Lodging - 0.5%
EUR 7,580,000	Fortune Star BVI Ltd. 3.95%, 10/02/2026(8)	8,700,755
	Gohl Capital Holdings Ltd.
$ 3,862,000	7.63%, 10/29/2031, (7.63% fixed rate until 10/29/2031; 5 yr. USD CMT + 3.71% thereafter)(2)(8)(10)	3,692,453
4,917,000	8.30%, 04/29/2036, (8.30% fixed rate until 04/29/2036; 5 yr. USD CMT + 4.26% thereafter)(2)(8)(10)	4,616,892
5,455,000	Studio City Finance Ltd. 5.00%, 01/15/2029(7)(8)	5,190,274
		22,200,374
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.8% - (continued)
	Machinery-Diversified - 0.0%
$ 490,000	CompoSecure Holdings LLC 5.63%, 02/01/2033(1)	$470,992
450,000	Esab Corp. 5.63%, 04/01/2031(1)	444,559
		915,551
	Media - 1.7%
18,165,000	Block Communications, Inc. 10.25%, 03/01/2031(1)	15,783,051
	CCO Holdings LLC/CCO Holdings Capital Corp.
550,000	4.25%, 02/01/2031(1)	486,821
50,000	4.75%, 03/01/2030(1)	46,716
325,000	7.38%, 02/01/2036(1)(7)	308,974
	Directv Financing LLC/Directv Financing Co-Obligor, Inc.
20,686,000	9.25%, 06/01/2032(1)	21,167,674
1,150,000	10.00%, 02/15/2031(1)	1,201,675
175,000	Discovery Global Holdings, Inc. 4.28%, 03/15/2032	155,500
115,000	EW Scripps Co. 9.88%, 08/15/2030(1)	101,225
125,000	Gray Media, Inc. 9.63%, 07/15/2032(1)	126,343
	Grupo Televisa SAB
8,740,000	5.00%, 05/13/2045	5,970,264
2,955,000	5.25%, 05/24/2049	2,006,777
2,160,000	6.13%, 01/31/2046	1,675,710
2,159,000	Paramount Global 6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(2)	1,785,870
2,800,000	Scripps Escrow II, Inc. 5.38%, 01/15/2031(1)(12)	1,624,000
21,435,000	Univision Communications, Inc. 8.88%, 04/15/2033(1)	20,753,894
625,000	Versant Media Group, Inc. 7.25%, 01/30/2031(1)	644,274
		73,838,768
	Mining - 0.6%
8,210,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(1)	8,256,805
475,000	Kaiser Aluminum Corp. 4.50%, 06/01/2031(1)	449,010
	Vedanta Resources Finance II PLC
2,625,000	7.38%, 07/13/2034(1)	2,609,139
2,625,000	7.75%, 07/13/2037(1)	2,633,449
1,290,000	9.48%, 07/24/2030(1)	1,293,876
585,000	9.48%, 07/24/2030(8)	586,444
2,955,000	9.85%, 04/24/2033(1)	2,966,485
585,000	9.85%, 04/24/2033(8)	586,786
8,325,000	WE Soda Investments Holding PLC 9.50%, 10/06/2028(1)	8,376,464
		27,758,458
	Oil & Gas - 0.5%
7,135,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	7,244,845
1,419,000	Diamondback Energy, Inc. 5.75%, 04/18/2054	1,320,341
415,000	Matador Resources Co. 6.25%, 04/15/2033(1)	408,354
4,750,000	Petroleos Mexicanos 6.75%, 09/21/2047	3,885,500
920,000	Range Resources Corp. 4.75%, 02/15/2030(1)	895,635
450,000	SM Energy Co. 7.00%, 08/01/2032(1)	457,189
530,000	Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029	515,975

191

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.8% - (continued)
	Oil & Gas - 0.5% - (continued)
$ 425,000	Talos Production, Inc. 9.38%, 02/01/2031(1)(7)	$448,086
6,610,000	YPF SA 6.95%, 07/21/2027(8)	6,642,349
		21,818,274
	Oil & Gas Services - 0.0%
410,000	USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 03/15/2029(1)	418,834
	Packaging & Containers - 0.5%
	Ardagh Group SA
1,506,484	9.50%, 12/01/2030(1)	1,596,433
EUR 2,647,419	11.00%, 12/01/2030(1)(9)	2,839,407
$ 250,000	11.00%, 12/01/2030(1)(9)	231,547
2,130,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(1)	2,035,650
400,000	Mauser Packaging Solutions Holding Co. 9.25%, 04/15/2027(1)	404,000
7,495,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(4)(8)	7,152,104
	Sword Purchaser LLC
EUR 2,145,000	7.25%, 04/15/2033(1)	2,551,009
$ 2,035,000	8.25%, 04/15/2033(1)	2,081,469
	Trivium Packaging Finance BV
193,000	8.25%, 07/15/2030(1)	204,018
1,655,000	12.25%, 01/15/2031(1)	1,831,378
		20,927,015
	Pharmaceuticals - 0.3%
1,550,000	1261229 BC Ltd. 10.00%, 04/15/2032(1)	1,584,485
	Bausch Health Cos., Inc.
92,000	6.25%, 02/15/2029(1)	72,220
216,000	11.00%, 09/30/2028(1)	220,689
	Grifols SA
EUR 1,600,000	3.88%, 10/15/2028(8)(12)	1,833,494
2,772,308	7.50%, 05/01/2030(8)	3,327,837
	Teva Pharmaceutical Finance Netherlands II BV
1,965,000	4.38%, 05/09/2030	2,291,244
1,640,000	7.88%, 09/15/2031	2,198,089
		11,528,058
	Pipelines - 0.5%
	AL Candelaria (Spain) SA
$ 5,364,000	5.75%, 06/15/2033(8)	4,948,290
3,910,000	5.75%, 06/15/2033(1)	3,606,975
420,000	Buckeye Partners LP 5.85%, 11/15/2043	372,886
	Enbridge, Inc.
1,985,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(2)	1,981,545
794,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(2)(7)	897,246
972,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(2)	1,020,075
395,000	Northriver Midstream Finance LP 6.75%, 07/15/2032(1)	398,055
375,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	381,260
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.8% - (continued)
	Pipelines - 0.5% - (continued)
$ 1,743,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(2)	$1,812,764
	Transcanada Trust
3,245,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(2)	3,178,249
1,028,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD Term SOFR + 4.64% thereafter)(2)	1,027,632
850,000	Venture Global Calcasieu Pass LLC 4.13%, 08/15/2031(1)	787,380
	Venture Global Plaquemines LNG LLC
1,490,000	6.50%, 06/15/2034(1)	1,536,683
425,000	7.75%, 05/01/2035(1)	471,007
		22,420,047
	Real Estate - 1.9%
GBP 3,546,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(8)	4,563,807
$ 7,555,000	CoreLogic, Inc. 9.00%, 08/01/2031(1)	7,449,388
	CPI Property Group SA
EUR 2,800,000	4.75%, 07/22/2030(8)	3,034,730
GBP 950,000	6.88%, 02/05/2033(8)	1,173,097
EUR 15,435,000	7.50%, 03/26/2031, (7.50% fixed rate until 03/26/2031; 5 yr. EURIBOR ICE Swap + 5.23% thereafter)(2)(8)(10)	16,034,361
GBP 6,370,000	8.88%, 10/09/2030, (8.88% fixed rate until 10/09/2030; 5 yr. U.K. Government Bond + 5.65% thereafter)(2)(7)(8)(10)	7,812,506
$ 4,690,000	GLP China Holdings Ltd. 7.75%, 04/30/2029(8)	4,228,017
	GLP Pte. Ltd.
6,395,000	4.60%, 06/29/2027, (4.60% fixed rate until 06/29/2027; 5 yr. USD CMT + 3.73% thereafter)(2)(7)(8)(10)	3,540,047
12,595,000	7.87%, 11/17/2026, (7.87% fixed rate until 11/17/2026; 5 yr. USD CMT + 3.74% thereafter)(2)(8)(10)	7,652,345
5,935,000	9.75%, 05/20/2028(8)	5,376,969
	New Immo Holding SA
EUR 1,600,000	3.25%, 07/23/2027(8)	1,837,785
1,800,000	5.50%, 04/23/2031(8)	2,084,854
	Samhallsbyggnadsbolaget I Norden Holding AB
6,920,000	0.75%, 11/14/2028(8)	7,055,172
10,635,000	1.13%, 09/26/2029(8)	10,395,291
800,000	2.38%, 08/04/2026(8)	922,520
		83,160,889
	Real Estate Investment Trusts - 0.3%
	Brandywine Operating Partnership LP
$ 4,155,000	6.13%, 01/15/2031(7)	3,993,547
6,595,000	8.88%, 04/12/2029	6,912,153
2,400,000	Hudson Pacific Properties LP 4.65%, 04/01/2029	2,255,905
		13,161,605
	Retail - 0.7%
	Bertrand Franchise Finance SAS
EUR 555,000	6.24%, 07/18/2030, 3 mo. EURIBOR + 3.75%(2)(8)	639,983

192

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.8% - (continued)
	Retail - 0.7% - (continued)
EUR 1,305,000	6.50%, 07/18/2030(8)	$1,516,638
$ 450,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	470,662
2,060,000	FirstCash, Inc. 6.13%, 05/01/2034(1)	2,030,735
550,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	352,423
	Michaels Cos., Inc.
1,378,000	8.50%, 03/15/2033(1)	1,365,083
12,175,000	11.00%, 03/15/2034(1)(7)	11,918,055
435,000	Petco Health & Wellness Co., Inc. 8.25%, 02/01/2031(1)	436,390
350,000	PetSmart LLC/PetSmart Finance Corp. 7.50%, 09/15/2032(1)	353,643
7,114,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	6,754,234
3,266,000	Staples, Inc. 10.75%, 09/01/2029(1)	3,125,078
485,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)(7)	493,934
		29,456,858
	Semiconductors - 0.0%
1,168,000	Intel Corp. 6.13%, 05/15/2056	1,095,891
	Software - 2.0%
	AthenaHealth Group, Inc.
12,098,000	6.50%, 02/15/2030(1)	11,669,460
820,000	7.50%, 02/15/2032(1)	840,680
	Cloud Software Group LLC
712,000	6.50%, 03/31/2029(1)	695,740
2,889,000	9.00%, 09/30/2029(1)	2,830,503
EUR 2,853,000	IPD 3 BV 5.50%, 06/15/2031(8)	3,165,555
$ 2,400,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	2,117,686
	Oracle Corp.
1,425,000	5.38%, 07/15/2040	1,189,488
1,091,000	5.70%, 02/04/2036	1,010,013
10,493,000	6.10%, 09/26/2065	8,245,139
14,381,000	6.70%, 02/04/2056	12,680,597
26,827,000	6.85%, 02/04/2066	23,604,709
	Rocket Software, Inc.
13,765,000	6.50%, 02/15/2029(1)	12,682,807
1,350,000	9.00%, 11/28/2028(1)	1,336,212
	TeamSystem SpA
EUR 2,800,000	5.93%, 07/31/2031, 3 mo. EURIBOR + 3.50%(2)(8)	3,203,361
1,630,000	5.93%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	1,864,814
2,190,000	6.50%, 07/01/2032(1)(7)	2,506,540
		89,643,304
	Telecommunications - 1.4%
$ 13,415,000	Africell Holding Ltd. 10.50%, 10/23/2029(1)(7)	13,775,947
	Altice France SA
EUR 1,583,578	5.50%, 10/15/2031(8)	1,790,944
$ 2,774,235	6.50%, 04/15/2032(1)	2,685,285
2,993,415	6.88%, 07/15/2032(1)	2,906,003
EUR 309,566	7.25%, 11/01/2029(1)	359,301
$ 1,195,000	Beacon Point DC LLC 6.13%, 11/30/2042(1)	1,146,639
1,310,000	Black Pearl Compute LLC 6.13%, 02/15/2031(1)	1,307,804
330,000	Cipher Compute LLC 7.13%, 11/15/2030(1)	336,604
1,362,000	EchoStar Corp. 6.75%, 11/30/2030(9)	1,381,340
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.8% - (continued)
	Telecommunications - 1.4% - (continued)
	Iliad Holding SAS
EUR 100,000	5.38%, 04/15/2030(1)	$117,688
425,000	6.88%, 04/15/2031(8)	513,178
$ 1,435,000	8.50%, 04/15/2031(1)	1,509,478
	Level 3 Financing, Inc.
1,335,000	7.50%, 02/15/2037(1)	1,325,917
2,825,000	8.50%, 01/15/2036(1)	2,939,079
100,000	Lumen Technologies, Inc. 4.50%, 01/15/2029(1)	95,000
1,340,000	Meridian Arc Holdco LLC 6.25%, 04/30/2031(1)	1,287,516
9,124,000	Millicom International Cellular SA 4.50%, 04/27/2031(8)	8,380,001
EUR 500,000	Odido Group Holding BV 5.50%, 01/15/2030(8)	575,097
$ 85,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	82,380
699,000	Stingray Compute LLC 6.00%, 06/15/2031(1)	681,928
3,805,000	Telecom Argentina SA 8.50%, 01/20/2036(1)	3,969,566
	Telecom Italia Capital SA
150,000	6.00%, 09/30/2034	151,527
175,000	6.38%, 11/15/2033	180,056
	Telecommunications Co. Telekom Srbija AD Belgrade
EUR 730,000	6.75%, 05/18/2033(1)	853,591
3,995,000	7.13%, 05/18/2036(1)	4,670,719
$ 3,905,000	7.25%, 05/18/2031(1)	3,859,563
894,000	TELUS Corp. 7.00%, 10/15/2055, (7.00% fixed rate until 07/15/2035; 5 yr. USD CMT + 2.71% thereafter)(2)	901,155
690,000	Verizon Communications, Inc. 6.05%, 05/14/2058, (6.05% fixed rate until 02/14/2033; 5 yr. USD CMT + 1.81% thereafter)(2)	678,497
2,259,678	VF Ukraine PAT via VFU Funding PLC 9.63%, 02/11/2027(4)(8)	2,245,551
300,000	Vmed O2 U.K. Financing I PLC 4.25%, 01/31/2031(1)	238,689
615,000	WULF Compute LLC 7.75%, 10/15/2030(1)	638,965
		61,585,008
	Water - 0.1%
2,747,000	Aegea Finance SARL 7.63%, 01/20/2036(1)	2,339,058
	Total Corporate Bonds (cost $1,149,572,696)	$1,145,443,192
FOREIGN GOVERNMENT OBLIGATIONS - 5.9%
	Bolivia - 0.2%
7,055,000	Bolivia Government International Bonds 9.45%, 05/14/2031(1)	$7,143,187
	Brazil - 0.1%
BRL 4,363,000	Brazil Letras do Tesouro Nacional 0.00%, 01/01/2030(6)	546,947
	Brazil Notas do Tesouro Nacional
8,412,000	10.00%, 01/01/2029	1,534,815
4,194,000	10.00%, 01/01/2033	679,276
1,490,000	10.00%, 01/01/2035	231,644
		2,992,682

193

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.9% - (continued)
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 789,000	1.38%, 09/23/2050(8)	$479,239
455,000	3.63%, 09/05/2032(8)	525,759
946,000	4.13%, 05/07/2038(8)	1,064,576
230,000	4.13%, 07/18/2045(8)	245,547
		2,315,121
	Cameroon - 0.3%
$ 12,880,000	Republic of Cameroon International Bonds 8.88%, 01/30/2033(8)	12,469,174
	Chile - 0.0%
CLP 1,184,498,910	Bonos de la Tesoreria de la Republica 2.00%, 03/01/2035(13)	1,222,910
	Colombia - 0.5%
EUR 9,600,000	Colombia Government International Bonds 6.50%, 11/26/2038	11,347,008
	Colombia TES
COP 7,344,400,000	6.25%, 07/09/2036	1,569,154
2,505,100,000	7.75%, 09/18/2030	676,468
6,149,100,000	9.25%, 05/28/2042	1,569,658
13,822,500,000	12.75%, 11/28/2040	4,579,196
8,202,400,000	13.25%, 02/09/2033	2,707,269
		22,448,753
	Congo - 0.7%
$ 18,320,000	Congolese International Bonds 9.50%, 02/17/2035(8)	17,708,190
13,580,000	DRC International Bonds 8.75%, 04/16/2032(1)	13,999,768
		31,707,958
	Czech Republic - 0.2%
	Czech Republic Government Bonds
CZK 51,190,000	1.50%, 04/24/2040	1,571,286
3,270,000	2.00%, 10/13/2033	129,509
1,830,000	4.00%, 04/04/2044	74,443
72,040,000	4.20%, 12/04/2036(8)	3,225,009
34,280,000	4.25%, 10/24/2034	1,564,400
9,630,000	4.50%, 11/11/2032	453,826
		7,018,473
	Ecuador - 0.3%
	Ecuador Government International Bonds
$ 2,285,000	5.50%, 07/31/2040(4)(8)	1,844,041
10,187,096	6.90%, 07/31/2035(1)(4)	9,158,199
1,485,000	9.25%, 01/29/2039(1)	1,477,575
		12,479,815
	Gabon - 0.3%
12,735,000	Gabon Government International Bonds 6.63%, 02/06/2031(8)	11,229,270
	India - 0.1%
	India Government Bonds
INR 83,550,000	6.64%, 06/16/2035	861,768
415,350,000	7.30%, 06/19/2053	4,249,738
		5,111,506
	Indonesia - 0.1%
	Indonesia Treasury Bonds
IDR 11,852,000,000	5.88%, 03/15/2031	621,031
20,205,000,000	6.63%, 02/15/2034	1,068,924
22,195,000,000	7.00%, 02/15/2033	1,205,514
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.9% - (continued)
	Indonesia - 0.1% - (continued)
IDR 5,766,000,000	7.13%, 06/15/2043	$311,132
5,891,000,000	7.13%, 08/15/2045	321,189
		3,527,790
	Kazakhstan - 0.1%
	Kazakhstan Government International Bonds
KZT 382,660,000	7.90%, 12/20/2038(1)	522,820
319,814,000	14.00%, 05/12/2031(1)	656,674
1,730,018,000	14.00%, 02/13/2035(1)	3,594,146
472,312,000	15.10%, 03/12/2034(1)	1,031,003
		5,804,643
	Malaysia - 0.2%
	Malaysia Government Bonds
MYR 1,391,000	3.58%, 07/15/2032	339,403
1,458,000	3.89%, 08/15/2029	362,002
19,684,000	3.90%, 11/30/2026	4,830,952
17,420,000	3.90%, 11/16/2027	4,300,506
1,372,000	4.46%, 03/31/2053	354,467
1,156,000	4.70%, 10/15/2042	307,419
277,000	4.76%, 04/07/2037	73,273
		10,568,022
	Mexico - 0.6%
	Mexico Bonos
MXN 93,736,000	7.75%, 05/29/2031	5,256,512
16,166,900	7.75%, 11/23/2034	861,930
54,531,700	7.75%, 11/13/2042	2,651,075
8,107,900	8.00%, 02/21/2036	433,074
9,285,600	8.00%, 11/07/2047	455,008
17,972,600	8.00%, 07/31/2053	870,949
20,974,800	8.00%, 04/29/2055	1,013,903
16,389,100	8.50%, 03/01/2029	960,285
54,924,900	8.50%, 05/31/2029	3,213,675
54,541,500	8.50%, 11/18/2038	2,921,319
	Mexico Cetes
12,144,190	0.00%, 02/17/2028(6)	625,346
123,689,460	0.00%, 06/08/2028(6)	6,199,380
		25,462,456
	Paraguay - 0.0%
PYG 11,647,000,000	Paraguay Government International Bonds 8.50%, 04/04/2038(1)	1,860,326
	Poland - 0.3%
	Republic of Poland Government Bonds
PLN 42,221,000	3.55%, 09/25/2028, PLTRCI + 0.00%(2)	11,110,611
4,834,000	4.50%, 01/25/2031	1,265,099
2,775,000	5.00%, 10/25/2034	714,361
7,918,000	5.25%, 04/25/2036	2,040,762
		15,130,833
	Romania - 1.0%
	Romania Government Bonds
RON 14,755,000	6.75%, 04/25/2035	3,218,736
8,600,000	6.90%, 10/29/2036	1,886,507
13,265,000	7.10%, 07/31/2034	2,957,451
6,060,000	7.90%, 02/24/2038	1,414,772
	Romania Government International Bonds
EUR 5,040,000	2.63%, 12/02/2040(1)	3,800,750
5,285,000	2.75%, 04/14/2041(8)	3,996,996
7,080,000	2.88%, 04/13/2042(8)	5,326,326
21,245,000	6.00%, 09/24/2044(1)	23,261,505
		45,863,043

194

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.9% - (continued)
	South Africa - 0.2%
ZAR 29,000,000	Republic of South Africa Floating Rate Note 8.31%, 07/11/2027, 3 mo. ZAR JIBAR + 1.30%(2)	$1,761,481
26,000,000	Republic of South Africa Floating Rate Notes 7.95%, 09/17/2030, 3 mo. ZAR JIBAR + 0.96%(2)	1,582,261
	Republic of South Africa Government Bonds
43,881,000	8.50%, 01/31/2037	2,584,887
12,341,000	8.75%, 01/31/2044	711,008
10,589,000	8.75%, 02/28/2048	607,971
38,070,000	9.88%, 03/31/2039	2,417,531
		9,665,139
	Sri Lanka - 0.4%
$ 17,192,414	Sri Lanka Government International Bonds 3.60%, 02/15/2038(1)(4)	17,295,602
	Supranational - 0.0%
INR 22,000,000	International Bank for Reconstruction & Development 6.50%, 10/01/2037	211,139
	Thailand - 0.1%
	Thailand Government Bonds
THB 24,078,000	1.84%, 05/17/2036	705,918
30,922,000	2.50%, 11/17/2029	960,196
22,204,000	2.98%, 06/17/2045	657,629
9,314,000	3.30%, 06/17/2038	304,898
48,215,000	3.45%, 06/17/2043	1,538,526
33,231,000	4.88%, 06/22/2029	1,095,900
		5,263,067
	Turkey - 0.1%
TRY 177,683,000	Turkiye Government Bonds 40.85%, 06/16/2027, 1 day TRY TLREF Rate + 0.00%(2)	3,780,350
	Total Foreign Government Obligations (cost $256,707,806)	$260,571,259
MUNICIPAL BONDS - 0.0%
	General - 0.0%
$ 583,477	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	$637,281
	Transportation - 0.0%
	Metropolitan Transportation Auth, NY, Rev
1,140,000	5.00%, 11/15/2050	1,145,747
615,000	6.81%, 11/15/2040	659,600
		1,805,347
	Total Municipal Bonds (cost $2,673,522)	$2,442,628
SENIOR FLOATING RATE INTERESTS - 11.1%(14)
	Advertising - 0.0%
1,259,300	Planet U.S. Buyer LLC 6.66%, 02/07/2031, 3 mo. USD Term SOFR + 3.00%	$1,263,796
	Aerospace & Defense - 0.2%
	Air Comm Corp. LLC
34,933	1.00%, 12/11/2031, 1 mo. USD Term SOFR + 2.50%(15)	34,912
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.1%(14) - (continued)
	Aerospace & Defense - 0.2% - (continued)
$ 1,000,661	6.20%, 12/11/2031, 3 mo. USD Term SOFR + 2.50%	$1,000,041
1,155,556	Barnes Group, Inc. 6.23%, 01/27/2032, 1 mo. USD Term SOFR + 2.50%	1,156,584
1,131,948	Cobham Ultra SeniorCo SARL 7.79%, 08/03/2029, 6 mo. USD Term SOFR + 3.75%	1,135,717
1,039,175	Dynasty Acquisition Co., Inc. 5.73%, 10/31/2031, 1 mo. USD Term SOFR + 2.00%	1,041,524
	TransDigm, Inc.
3,514,725	6.23%, 02/28/2031, 1 mo. USD Term SOFR + 2.50%	3,518,978
2,073,075	6.23%, 01/19/2032, 1 mo. USD Term SOFR + 2.50%	2,075,521
508,725	6.23%, 02/13/2033, 1 mo. USD Term SOFR + 2.50%	509,208
		10,472,485
	Agriculture - 0.0%
719,091	Golden State Food LLC 7.23%, 12/04/2031, 3 mo. USD Term SOFR + 3.50%	719,630
	Airlines - 0.1%
1,425,000	American Airlines, Inc. 6.67%, 05/29/2033, U.S. (Fed) Prime Rate + 3.00%	1,413,714
1,459,013	AS Mileage Plan IP Ltd. 5.48%, 10/15/2031, 3 mo. USD Term SOFR + 1.75%	1,454,460
2,473,520	VistaJet Malta Finance PLC 7.48%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	2,475,079
		5,343,253
	Apparel - 0.1%
3,582,932	ABG Intermediate Holdings 2 LLC 5.98%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	3,587,661
477,603	Beach Acquisition Bidco LLC 6.48%, 09/12/2032, 1 mo. USD Term SOFR + 2.75%	478,998
555,000	Crocs, Inc. 5.98%, 02/19/2029, 1 mo. USD Term SOFR + 2.25%	556,010
1,425,627	Varsity Brands, Inc. 6.48%, 08/26/2031, 3 mo. USD Term SOFR + 2.75%	1,425,399
		6,048,068
	Auto Parts & Equipment - 0.1%
	Clarios Global LP
867,974	6.23%, 05/06/2030, 1 mo. USD Term SOFR + 2.50%	868,842
771,125	6.23%, 01/28/2032, 1 mo. USD Term SOFR + 2.50%	772,089
	First Brands Group LLC
2,934,284	10.65%, 06/29/2027, 3 mo. USD Term SOFR + 7.00%(9)	968
1,005,232	10.73%, 03/30/2027, 1 mo. USD Term SOFR + 7.11%(3)(9)	442
1,551,250	10.76%, 03/30/2027, 1 mo. USD Term SOFR + 5.00%(3)(9)	683

195

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.1%(14) - (continued)
	Auto Parts & Equipment - 0.1% - (continued)
$ 1,018,366	13.65%, 06/29/2027, 3 mo. USD Term SOFR + 10.00%(9)	$171,666
3,210,000	Stonepeak Motion Finco LLC 6.18%, 06/24/2033, 3 mo. USD Term SOFR + 2.50%	3,210,674
		5,025,364
	Beverages - 0.1%
1,636,891	Pegasus Bidco BV 6.17%, 07/12/2032, 3 mo. USD Term SOFR + 2.50%	1,638,119
1,127,175	Primo Brands Corp. 6.48%, 03/31/2031, 3 mo. USD Term SOFR + 2.75%	1,131,131
		2,769,250
	Biotechnology - 0.0%
1,068,750	Genmab AS 5.73%, 12/12/2032, 3 mo. USD Term SOFR + 2.00%	1,067,532
	Chemicals - 0.2%
570,165	Axalta Coating Systems U.S. Holdings, Inc. 5.48%, 12/20/2029, 3 mo. USD Term SOFR + 1.75%	570,273
1,500,000	BASF Coatings Ltd. 7.24%, 06/29/2033, 3 mo. USD Term SOFR + 3.50%	1,505,895
2,974,968	Ineos U.S. Finance LLC 6.73%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	2,764,875
953,540	Nouryon Finance BV 7.23%, 07/08/2031, 3 mo. USD Term SOFR + 3.50%	952,949
626,850	Olympus Water U.S. Holding Corp. 6.98%, 11/03/2032, 3 mo. USD Term SOFR + 3.25%	626,656
978,272	SCIH Salt Holdings, Inc. 6.35%, 01/31/2029, 6 mo. USD Term SOFR + 2.75%	972,158
988,061	Tronox Finance LLC 6.23%, 09/30/2031, 3 mo. USD Term SOFR + 2.50%	756,222
		8,149,028
	Commercial Banks - 0.0%
195,000	Ascensus Group Holdings, Inc. 6.72%, 11/25/2032, 3 mo. USD Term SOFR + 3.00%	190,735
	Commercial Services - 1.3%
1,141,375	Allied Universal Holdco LLC 6.98%, 08/20/2032, 1 mo. USD Term SOFR + 3.25%	1,144,308
1,592,031	APi Group DE, Inc. 5.48%, 05/16/2033, 1 mo. USD Term SOFR + 1.75%	1,594,483
2,053,634	Belron Finance 2019 LLC 5.66%, 10/16/2031, 3 mo. USD Term SOFR + 2.00%	2,049,793
EUR 2,055,173	Boels Topholding BV 4.76%, 05/23/2031, 1 mo. EURIBOR + 2.50%	2,367,457
	Boluda Towage SL
715,000	5.05%, 06/30/2033, 3 mo. EURIBOR + 2.75%	827,256
$ 224,437	6.19%, 06/30/2033, 3 mo. USD Term SOFR + 2.50%	225,421
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.1%(14) - (continued)
	Commercial Services - 1.3% - (continued)
$ 845,000	Brightview Landscapes LLC 5.82%, 06/17/2033, 3 mo. USD Term SOFR + 2.00%	$843,589
1,815,000	Carrix, Inc. 5.71%, 07/27/2033, 3 mo. USD Term SOFR + 2.00%	1,810,463
2,253,425	Cimpress PLC 6.23%, 06/03/2033, 1 mo. USD Term SOFR + 2.50%	2,256,242
1,463,937	Citrin Cooperman Advisors LLC 6.73%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	1,433,751
949,006	Corp. Service Co. 5.73%, 11/02/2029, 1 mo. USD Term SOFR + 2.00%	947,820
646,779	Corpay Technologies Operating Co. LLC 5.48%, 11/05/2032, 1 mo. USD Term SOFR + 1.75%	645,666
1,332,557	Creative Artists Agency LLC 6.23%, 10/01/2031, 1 mo. USD Term SOFR + 2.50%	1,330,731
2,562,432	Evertec Group LLC 5.98%, 10/30/2030, 1 mo. USD Term SOFR + 2.25%	2,559,229
5,007,368	First Advantage Holdings LLC 6.48%, 10/31/2031, 3 mo. USD Term SOFR + 2.75%	4,995,300
1,726,547	Fugue Finance BV 5.92%, 01/09/2032, 3 mo. USD Term SOFR + 2.25%	1,721,799
980,091	Garda World Security Corp. 6.51%, 02/01/2029, 3 mo. USD Term SOFR + 2.75%	978,621
12,543,165	Genuine Financial Holdings LLC 6.98%, 09/27/2030, 1 mo. USD Term SOFR + 3.25%	12,192,960
347,328	Hertz Corp. 7.57%, 06/30/2028, 3 mo. USD Term SOFR + 3.75%	186,977
EUR 1,841,436	Inspired Finco Holdings Ltd. 5.19%, 02/28/2031, 1 mo. EURIBOR + 3.00%	2,128,336
$ 514,562	OMNIA Partners LLC 6.42%, 12/31/2032, 3 mo. USD Term SOFR + 2.75%	515,133
2,717,556	Ryan LLC 7.23%, 11/05/2032, 1 mo. USD Term SOFR + 3.50%	2,720,518
765,000	Shift4 Payments LLC 5.73%, 07/03/2032, 3 mo. USD Term SOFR + 2.00%	763,570
EUR 2,000,000	Techem Verwaltungsgesellschaft 675 GmbH 4.98%, 07/15/2032, 3 mo. EURIBOR + 2.75%	2,303,647
$ 1,505,946	Trans Union LLC 5.48%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	1,501,504
886,835	TTF Holdings LLC 7.38%, 07/18/2031, 6 mo. USD Term SOFR + 3.75%	696,901
3,770,237	Vestis Corp. 5.92%, 02/22/2031, 3 mo. USD Term SOFR + 2.25%	3,731,366
1,513,626	WEX, Inc. 5.48%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	1,511,143
		55,983,984
	Construction Materials - 0.3%
1,001,369	Chamberlain Group, Inc. 6.73%, 09/08/2032, 1 mo. USD Term SOFR + 3.00%	1,001,950
	Cornerstone Building Brands, Inc.
979,328	7.01%, 04/12/2028, 3 mo. USD Term SOFR + 3.25%	492,729

196

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.1%(14) - (continued)
	Construction Materials - 0.3% - (continued)
$ 884,250	8.16%, 05/15/2031, 3 mo. USD Term SOFR + 4.50%	$393,491
	Emerald Borrower LP
980,969	5.92%, 05/31/2030, 3 mo. USD Term SOFR + 2.25%	980,518
1,537,730	6.07%, 08/04/2031, 3 mo. USD Term SOFR + 2.25%	1,537,222
409,018	Groundworks LLC 7.22%, 03/14/2031, 1 mo. USD Term SOFR + 3.50%	409,427
1,536,049	Hobbs & Associates LLC 6.48%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	1,532,209
3,843,094	Quikrete Holdings, Inc. 5.98%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	3,844,094
241,835	Standard Industries, Inc. 5.42%, 09/22/2028, 1 mo. USD Term SOFR + 1.75%	241,779
	Watlow Electric Manufacturing Co.
692,373	6.42%, 06/17/2033, 3 mo. USD Term SOFR + 2.75%	693,585
72,627	6.43%, 06/17/2033, 1 mo. USD Term SOFR + 2.75%(15)	72,754
1,965,000	Wilsonart LLC 7.98%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	1,776,183
		12,975,941
	Distribution/Wholesale - 0.2%
1,932,453	American Builders & Contractors Supply Co., Inc. 5.48%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	1,932,801
625,000	Core & Main LP 5.48%, 07/01/2033, 3 mo. USD Term SOFR + 1.75%	625,263
850,725	Gloves Buyer, Inc. 7.48%, 05/21/2032, 3 mo. USD Term SOFR + 3.75%	851,346
958,169	PEARLS Netherlands Bidco BV 7.07%, 02/26/2029, 3 mo. USD Term SOFR + 3.25%	873,132
	Windsor Holdings III LLC
EUR 1,295,000	4.94%, 08/01/2030, 1 mo. EURIBOR + 2.75%	1,502,662
$ 1,896,855	6.48%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	1,897,803
		7,683,007
	Diversified Financial Services - 0.5%
3,197,698	Aretec Group, Inc. 6.73%, 08/09/2030, 1 mo. USD Term SOFR + 3.00%	3,202,846
3,364,514	Blackhawk Network Holdings, Inc. 7.23%, 03/12/2029, 3 mo. USD Term SOFR + 3.50%	3,348,734
1,945,225	CFC Bidco 2022 Ltd. 7.23%, 07/01/2032, 3 mo. USD Term SOFR + 3.50%	1,856,075
1,002,150	CPI Holdco B LLC 5.73%, 05/19/2031, 1 mo. USD Term SOFR + 2.00%	1,000,046
3,811,850	FNZ Group Services Ltd. 8.66%, 11/05/2031, 3 mo. USD Term SOFR + 5.00%	2,858,887
2,137,545	Focus Financial Partners LLC 6.23%, 09/15/2031, 1 mo. USD Term SOFR + 2.50%	2,107,769
	HighTower Holdings LLC
231,250	1.00%, 02/03/2032, 1 mo. USD Term SOFR + 2.75%(15)	230,094
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.1%(14) - (continued)
	Diversified Financial Services - 0.5% - (continued)
$ 3,459,510	6.41%, 02/03/2032, 3 mo. USD Term SOFR + 2.75%	$3,442,213
2,053,468	Jane Street Group LLC 5.67%, 12/15/2031, 3 mo. USD Term SOFR + 2.00%	2,044,412
375,000	Jupiter Borrower, Inc. 6.48%, 06/30/2033, 3 mo. USD Term SOFR + 2.75%	376,875
807,975	Osaic Holdings, Inc. 6.23%, 07/30/2032, 3 mo. USD Term SOFR + 2.50%	802,489
718,987	Setanta Aircraft Leasing DAC 5.48%, 11/05/2028, 3 mo. USD Term SOFR + 1.75%	720,584
		21,991,024
	Electronics - 0.1%
1,276,407	Coherent Corp. 5.48%, 07/02/2029, 1 mo. USD Term SOFR + 1.75%	1,276,407
1,300,000	Dwyer Instruments, Inc. 6.21%, 07/25/2033, 3 mo. USD Term SOFR + 2.50%	1,298,375
3,005,404	LSF12 Crown U.S. Commercial Bidco LLC 6.24%, 12/02/2031, 1 mo. USD Term SOFR + 2.50%	3,008,530
331,663	MV Holding GmbH 5.73%, 03/17/2032, 1 mo. USD Term SOFR + 2.00%	332,906
530,000	Resilience Parent LLC 6.23%, 02/28/2033, 3 mo. USD Term SOFR + 2.50%	528,898
		6,445,116
	Energy-Alternate Sources - 0.0%
1,010,000	ACI Rover Parent LLC 5.98%, 06/09/2033, 3 mo. USD Term SOFR + 2.25%	1,007,223
	Engineering & Construction - 0.3%
1,310,000	AGI-CFI Acquisition Corp. 8.23%, 03/25/2033, 1 mo. USD Term SOFR + 4.50%	1,299,088
	Brown Group Holding LLC
1,974,595	6.21%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	1,978,623
1,515,127	6.23%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	1,518,596
778,670	Construction Partners, Inc. 5.75%, 11/03/2031, 1 mo. USD Term SOFR + 2.00%	778,670
2,201,475	KKR Apple Bidco LLC 6.23%, 09/23/2031, 1 mo. USD Term SOFR + 2.50%	2,206,340
355,000	Modern Aviation Fbo Holdings LLC 6.73%, 06/30/2033, 3 mo. USD Term SOFR + 3.00%	355,444
2,910,600	Newly Weds Foods, Inc. 5.97%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	2,910,600
2,017,071	Tecta America Corp. 6.23%, 02/18/2032, 1 mo. USD Term SOFR + 2.50%	2,018,160
		13,065,521

197

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.1%(14) - (continued)
	Entertainment - 0.6%
	Banijay Entertainment SAS
EUR 1,305,000	5.57%, 02/10/2032, 3 mo. EURIBOR + 3.25%	$1,503,656
$ 445,298	5.90%, 07/06/2033, 1 mo. USD Term SOFR + 2.25%	444,185
	Caesars Entertainment, Inc.
2,394,401	5.98%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	2,305,808
782,000	5.98%, 02/06/2031, 1 mo. USD Term SOFR + 2.25%	743,549
1,752,980	Cinemark USA, Inc. 5.71%, 05/24/2030, 1 mo. USD Term SOFR + 2.00%	1,755,452
1,630,258	Crown Finance U.S., Inc. 8.17%, 12/02/2031, 1 mo. USD Term SOFR + 4.50%	1,635,018
1,025,000	Delta 2 Lux SARL 5.48%, 09/30/2031, 3 mo. USD Term SOFR + 1.75%	1,024,785
488,813	DK Crown Holdings, Inc. 5.43%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	487,385
1,851,300	EOC Borrower LLC 6.48%, 03/24/2032, 1 mo. USD Term SOFR + 2.75%	1,854,188
598,950	Herschend Entertainment Co. LLC 6.23%, 05/27/2032, 1 mo. USD Term SOFR + 2.50%	600,447
3,065,336	Light & Wonder International, Inc. 5.67%, 04/16/2029, 1 mo. USD Term SOFR + 2.00%	3,065,336
977,060	Maverick Gaming LLC 11.25%, 06/05/2028, U.S. (Fed) Prime Rate + 7.50%(11)	—
431,525	Motion Finco SARL 7.23%, 11/12/2029, 3 mo. USD Term SOFR + 3.50%	353,851
862,869	Ontario Gaming GTA LP 7.98%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	824,903
1,263,677	PENN Entertainment, Inc. 5.73%, 05/30/2033, 1 mo. USD Term SOFR + 2.00%	1,260,164
1,280,000	Pioneer Opco LLC 7.00%, 05/16/2033, 1 mo. USD Term SOFR + 3.25%	1,286,861
	RunItOneTime LLC
281,448	4.73%, 10/15/2026, 1 mo. USD Term SOFR + 11.50%(9)(11)	124,400
119,365	16.23%, 10/15/2026, 1 mo. USD Term SOFR + 12.50%(11)	119,365
13,745	16.23%, 10/15/2026, 1 mo. USD Term SOFR + 1.00%(9)(11)	—
3,668,441	SeaWorld Parks & Entertainment, Inc. 5.73%, 12/04/2031, 1 mo. USD Term SOFR + 2.00%	3,637,883
2,539,858	Six Flags Entertainment Corp. 5.73%, 05/01/2031, 1 mo. USD Term SOFR + 2.00%	2,516,440
3,050,251	TKO Worldwide Holdings LLC 5.41%, 11/21/2031, 3 mo. USD Term SOFR + 1.75%	3,043,510
		28,587,186
	Environmental Control - 0.1%
460,000	EnergySolutions LLC 6.43%, 07/23/2033, 3 mo. USD Term SOFR + 2.75%	460,575
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.1%(14) - (continued)
	Environmental Control - 0.1% - (continued)
	Filtration Group Corp.
EUR 450,000	5.69%, 10/21/2028, 1 mo. EURIBOR + 3.50%	$520,542
$ 859,718	6.23%, 10/21/2028, 1 mo. USD Term SOFR + 2.50%	860,027
595,500	GFL Environmental, Inc. 6.16%, 03/03/2032, 3 mo. USD Term SOFR + 2.50%	595,750
		2,436,894
	Food - 0.2%
548,625	Aspire Bakeries Holdings LLC 6.75%, 12/23/2030, 1 mo. USD Term SOFR + 3.00%	550,452
1,519,266	CHG PPC Parent LLC 6.85%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	1,523,702
	Froneri Lux Finco SARL
EUR 2,000,000	5.43%, 09/30/2031, 6 mo. EURIBOR + 2.75%	2,286,604
$ 1,292,830	6.20%, 09/30/2031, 6 mo. USD Term SOFR + 2.25%	1,284,698
1,240,022	6.45%, 09/30/2032, 6 mo. USD Term SOFR + 2.50%	1,232,681
1,585,000	TreeHouse Foods, Inc. 7.98%, 02/11/2033, 1 mo. USD Term SOFR + 4.25%	1,588,424
1,959,548	U.S. Foods, Inc. 5.48%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	1,969,659
		10,436,220
	Food Service - 0.0%
1,095,377	Aramark Services, Inc. 5.48%, 06/22/2030, 1 mo. USD Term SOFR + 1.75%	1,095,377
	Healthcare - Products - 0.2%
2,992,308	Agiliti Health, Inc. 6.75%, 05/01/2030, 3 mo. USD Term SOFR + 3.00%	2,895,058
1,976,228	Bausch & Lomb Corp. 7.48%, 01/15/2031, 1 mo. USD Term SOFR + 3.75%	1,981,169
	Hanger, Inc.
84,516	6.14%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%(15)	85,004
651,769	7.23%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%	655,536
1,000,000	Hologic, Inc. 5.99%, 04/07/2033, 3 mo. USD Term SOFR + 2.25%	983,060
		6,599,827
	Healthcare - Services - 0.2%
1,977,213	ADMI Corp. 7.22%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	1,835,111
845,250	Aveanna Healthcare LLC 6.73%, 09/17/2032, 1 mo. USD Term SOFR + 3.00%	848,614
520,000	Bella Holding Co. LLC 6.98%, 06/16/2033, 1 mo. USD Term SOFR + 3.25%	519,028
	EyeCare Partners LLC
1,336,207	4.83%, 11/30/2028, 6 mo. USD Term SOFR + 3.61%(9)	636,703
153,721	10.58%, 11/30/2028, 6 mo. USD Term SOFR + 6.75%	24,852

198

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.1%(14) - (continued)
	Healthcare - Services - 0.2% - (continued)
$ 1,630,304	Heartland Dental LLC 7.23%, 08/25/2032, 1 mo. USD Term SOFR + 3.50%	$1,631,966
2,347,834	Star Parent, Inc. 7.23%, 09/27/2030, 3 mo. USD Term SOFR + 3.50%	2,355,441
1,779,939	Surgery Center Holdings, Inc. 6.23%, 12/19/2030, 1 mo. USD Term SOFR + 2.50%	1,776,521
		9,628,236
	Holding Companies-Diversified - 0.1%
	GC Ferry Acquisition I, Inc.
308,437	3.50%, 08/16/2032, 1 mo. USD Term SOFR + 3.50%(15)	308,404
1,797,530	7.23%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%	1,797,332
		2,105,736
	Home Furnishings - 0.1%
1,500,000	AI Aqua Merger Sub, Inc. 6.15%, 07/05/2033, 1 mo. USD Term SOFR + 2.50%	1,500,000
770,743	Somnigroup International, Inc. 5.89%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	774,273
		2,274,273
	Insurance - 0.7%
3,992,883	Acrisure LLC 6.73%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	3,647,499
650,096	Alera Group, Inc. 6.48%, 05/30/2032, 1 mo. USD Term SOFR + 2.75%	631,607
5,809,049	Alliant Holdings Intermediate LLC 6.23%, 09/19/2031, 1 mo. USD Term SOFR + 2.50%	5,783,315
1,265,725	AmWINS Group, Inc. 5.73%, 01/30/2032, 3 mo. USD Term SOFR + 2.00%	1,254,106
	Asurion LLC
3,325,593	7.57%, 02/23/2033, 3 mo. USD Term SOFR + 3.75%	3,112,190
588,785	9.33%, 01/20/2029, 3 mo. USD Term SOFR + 5.25%	583,421
1,847,781	Howden Group Holdings Ltd. 6.48%, 02/15/2031, 1 mo. USD Term SOFR + 2.75%	1,771,560
4,335,854	HUB International Ltd. 5.98%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	4,337,415
4,847,452	Sedgwick Claims Management Services, Inc. 6.23%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	4,812,114
307,675	Trucordia Insurance Holdings LLC 6.98%, 06/17/2032, 3 mo. USD Term SOFR + 3.25%	272,292
1,287,742	Truist Insurance Holdings LLC 6.48%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	1,265,206
3,192,424	USI, Inc. 5.98%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	3,188,434
		30,659,159
	Internet - 0.7%
490,000	Go Daddy Operating Co. LLC 5.48%, 05/30/2031, 1 mo. USD Term SOFR + 1.75%	479,284
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.1%(14) - (continued)
	Internet - 0.7% - (continued)
	MH Sub I LLC
$ 2,460,202	7.98%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	$2,382,804
1,932,688	7.98%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	1,723,475
795,000	9.98%, 02/23/2029, 1 mo. USD Term SOFR + 6.25%	752,714
EUR 1,310,000	MotoGP Sports Entertainment Group SL 4.87%, 08/18/2032, 6 mo. EURIBOR + 2.25%	1,513,647
$ 1,279,199	Newfold Digital Holdings Group, Inc. 7.27%, 04/30/2029, 1 mo. USD Term SOFR + 3.60%	711,979
	Proofpoint, Inc.
992,906	6.73%, 08/31/2028, 3 mo. USD Term SOFR + 3.00%	974,915
24,570,000	8.17%, 08/30/2030, 3 mo. USD Term SOFR + 4.50%	24,124,792
		32,663,610
	Investment Company Security - 0.1%
1,497,954	Dragon Buyer, Inc. 6.48%, 09/30/2031, 3 mo. USD Term SOFR + 2.75%	1,182,140
758,100	Gryphon Acquire Newco LLC 6.41%, 09/13/2032, 3 mo. USD Term SOFR + 2.75%	759,048
1,017,910	Intrado Corp. 6.98%, 01/31/2030, 3 mo. USD Term SOFR + 3.25%	1,004,423
1,352,881	NEXUS Buyer LLC 7.23%, 07/31/2031, 1 mo. USD Term SOFR + 3.50%	1,309,521
		4,255,132
	IT Services - 0.4%
1,921,188	Amentum Holdings, Inc. 5.48%, 09/29/2031, 1 mo. USD Term SOFR + 1.75%	1,917,826
1,147,125	CACI International, Inc. 5.48%, 03/09/2033, 1 mo. USD Term SOFR + 1.75%	1,144,739
3,575,754	Fortress Intermediate 3, Inc. 6.68%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	3,560,843
	Kaseya, Inc.
2,019,437	7.07%, 03/22/2032, 3 mo. USD Term SOFR + 3.25%	1,510,095
335,000	8.82%, 03/21/2033, 3 mo. USD Term SOFR + 5.00%	188,159
3,970,868	McAfee LLC 6.73%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	3,580,889
409,814	NCR Atleos LLC 6.67%, 04/16/2029, 3 mo. USD Term SOFR + 3.00%	408,535
2,681,618	Peraton Corp. 7.67%, 02/01/2028, 3 mo. USD Term SOFR + 3.75%	2,436,438
1,038,954	Tempo Acquisition LLC 5.48%, 08/31/2028, 1 mo. USD Term SOFR + 1.75%	886,747
1,193,903	Venga Finance SARL 7.68%, 06/28/2029, 3 mo. USD Term SOFR + 3.75%	1,193,903
		16,828,174
	Leisure Time - 0.1%
1,445,263	Hayward Industries, Inc. 5.73%, 06/23/2033, 1 mo. USD Term SOFR + 2.00%	1,444,136

199

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.1%(14) - (continued)
	Leisure Time - 0.1% - (continued)
$ 2,214,134	LC AHAB U.S. Bidco LLC 6.32%, 05/01/2031, 3 mo. USD Term SOFR + 2.50%	$2,209,528
1,567,517	MajorDrive Holdings IV LLC 7.99%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	1,502,465
488,806	Recess Holdings, Inc. 7.56%, 02/20/2030, 3 mo. USD Term SOFR + 3.75%	487,892
		5,644,021
	Lodging - 0.0%
488,750	Station Casinos LLC 5.73%, 03/14/2031, 1 mo. USD Term SOFR + 2.00%	489,121
	Machinery - Construction & Mining - 0.0%
1,740,847	WEC U.S. Holdings Ltd. 5.65%, 01/27/2031, 1 mo. USD Term SOFR + 2.00%	1,738,340
	Machinery-Diversified - 0.1%
627,447	Roper Industrial Products Investment Co. LLC 6.23%, 11/22/2029, 1 mo. USD Term SOFR + 2.50%	627,528
	TK Elevator Midco GmbH
EUR 1,920,000	5.68%, 04/30/2030, 6 mo. EURIBOR + 3.00%	2,224,122
$ 1,738,171	6.70%, 04/30/2030, 6 mo. USD Term SOFR + 2.75%	1,744,185
		4,595,835
	Media - 0.5%
739,510	Altice France SA 10.63%, 05/31/2031, 3 mo. USD Term SOFR + 6.88%	751,682
854,862	Century De Buyer LLC 6.82%, 10/30/2030, 3 mo. USD Term SOFR + 3.00%	853,528
	Charter Communications Operating LLC
1,196,931	5.73%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	1,153,841
1,196,962	5.98%, 12/15/2031, 3 mo. USD Term SOFR + 2.25%	1,149,754
200,852	CSC Holdings LLC 8.25%, 04/15/2027, U.S. (Fed) Prime Rate + 1.50%	126,135
6,080,769	Discovery Global Holdings, Inc. 6.23%, 06/03/2033, 1 mo. USD Term SOFR + 2.50%	6,084,600
	EW Scripps Co.
290,634	7.13%, 11/30/2029, 1 mo. USD Term SOFR + 3.35%	278,075
374,375	9.53%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	373,372
5,289,285	NEP Group, Inc. 8.23%, 10/17/2031, 1 mo. USD Term SOFR + 4.50%	4,941,251
2,905,313	Townsquare Media, Inc. 8.59%, 02/19/2030, 6 mo. USD Term SOFR + 5.00%	2,123,726
875,000	Versant Media Group, Inc. 7.23%, 01/30/2031, 3 mo. USD Term SOFR + 3.50%	879,865
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.1%(14) - (continued)
	Media - 0.5% - (continued)
	Virgin Media Bristol LLC
$ 562,500	6.97%, 03/31/2031, 6 mo. USD Term SOFR + 3.18%	$478,828
1,010,000	7.04%, 01/31/2029, 1 mo. USD Term SOFR + 3.25%	906,839
		20,101,496
	Mining - 0.1%
841,409	Arsenal AIC Parent LLC 6.48%, 08/19/2030, 1 mo. USD Term SOFR + 2.75%	843,723
1,293,625	Novelis Corp. 5.48%, 03/11/2032, 3 mo. USD Term SOFR + 1.75%	1,289,097
		2,132,820
	Miscellaneous Manufacturing - 0.1%
EUR 2,001,017	CeramTec AcquiCo GmbH 5.98%, 11/15/2029, 3 mo. EURIBOR + 3.75%	2,317,971
$ 1,521,873	Touchdown Acquirer, Inc. 6.32%, 02/21/2031, 3 mo. USD Term SOFR + 2.50%	1,512,362
		3,830,333
	Packaging & Containers - 0.3%
2,034,974	Altium Packaging LLC 6.23%, 06/11/2031, 1 mo. USD Term SOFR + 2.50%	1,943,400
4,051,555	Berlin Packaging LLC 6.98%, 06/07/2031, 3 mo. USD Term SOFR + 3.25%	4,030,893
	Clydesdale Acquisition Holdings, Inc.
1,865,106	6.91%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,819,411
1,880,617	6.98%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	1,794,484
995,000	Owens-Illinois, Inc. 6.73%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	981,070
1,425,000	Proampac PG Borrower LLC 7.78%, 03/07/2033, 3 mo. USD Term SOFR + 4.00%	1,392,339
497,174	SupplyOne, Inc. 7.23%, 04/21/2031, 1 mo. USD Term SOFR + 3.50%	498,472
2,046,611	TricorBraun Holdings, Inc. 6.98%, 03/03/2031, 1 mo. USD Term SOFR + 3.25%	1,844,508
		14,304,577
	Pharmaceuticals - 0.1%
575,654	Amneal Pharmaceuticals LLC 6.73%, 08/02/2032, 1 mo. USD Term SOFR + 3.00%	577,093
4,118,973	Bausch Health Cos., Inc. 9.98%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	3,991,656
		4,568,749
	Pipelines - 0.3%
2,961,375	Colossus Acquireco LLC 5.37%, 01/31/2033, 3 mo. USD Term SOFR + 1.75%	2,947,397
2,461,759	NorthRiver Midstream Finance LP 5.98%, 08/16/2030, 3 mo. USD Term SOFR + 2.25%	2,467,914
1,243,556	Rockpoint Gas Storage Partners LP 5.98%, 09/18/2031, 3 mo. USD Term SOFR + 2.25%	1,244,340

200

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.1%(14) - (continued)
	Pipelines - 0.3% - (continued)
$ 1,805,491	Third Coast Infrastructure LLC 6.98%, 09/25/2030, 1 mo. USD Term SOFR + 3.25%	$1,815,276
655,000	Traverse Midstream Partners LLC 6.04%, 07/14/2033, 3 mo. USD Term SOFR + 2.25%	654,181
955,627	UGI Energy Services LLC 5.73%, 02/22/2030, 1 mo. USD Term SOFR + 2.00%	955,627
1,165,000	Venture Global Calcasieu Pass LLC 6.95%, 04/11/2033, 6 mo. USD Term SOFR + 3.25%	1,172,095
		11,256,830
	REITS - 0.0%
580,125	Iron Mountain, Inc. 5.73%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	578,385
	Retail - 1.1%
3,344,226	1011778 BC Unlimited Liability Co. 5.48%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	3,340,748
997,442	BCPE Grill Parent 8.42%, 09/30/2030, 3 mo. USD Term SOFR + 4.75%	942,583
	Dave & Buster's, Inc.
10,825,000	6.92%, 06/29/2029, 3 mo. USD Term SOFR + 3.25%	9,442,864
3,002,360	6.94%, 11/01/2031, 3 mo. USD Term SOFR + 3.25%	2,410,025
3,775,014	Great Outdoors Group LLC 6.98%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	3,788,491
2,982,855	IRB Holding Corp. 6.23%, 12/16/2030, 1 mo. USD Term SOFR + 2.50%	2,987,508
771,263	Johnstone Supply LLC 5.90%, 06/09/2031, 1 mo. USD Term SOFR + 2.25%	770,121
3,820,350	LBM Acquisition LLC 7.57%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	3,043,558
1,360,611	Les Schwab Tire Centers 6.17%, 04/23/2031, 3 mo. USD Term SOFR + 2.50%	1,354,937
1,406,475	Petco Health & Wellness Co., Inc. 7.98%, 02/03/2031, 3 mo. USD Term SOFR + 4.25%	1,402,284
1,513,128	PetSmart, Inc. 7.72%, 08/18/2032, 1 mo. USD Term SOFR + 4.00%	1,515,398
	QXO, Inc.
1,044,556	5.73%, 04/30/2032, 1 mo. USD Term SOFR + 2.00%	1,043,062
2,155,000	5.73%, 07/01/2033, 1 mo. USD Term SOFR + 2.00%	2,150,819
11,962,650	Specialty Building Products Holdings LLC 7.58%, 10/16/2028, 1 mo. USD Term SOFR + 3.75%	11,125,264
1,472,269	Staples, Inc. 9.41%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	1,367,738
	White Cap Buyer LLC
1,942,982	6.98%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	1,939,349
1,600,000	7.23%, 02/10/2033, 1 mo. USD Term SOFR + 3.50%	1,595,168
		50,219,917
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.1%(14) - (continued)
	Software - 1.3%
$ 5,021,327	Athenahealth Group, Inc. 6.98%, 02/16/2032, 1 mo. USD Term SOFR + 3.25%	$4,980,554
2,748,797	BCPE Pequod Buyer, Inc. 6.48%, 11/25/2031, 1 mo. USD Term SOFR + 2.75%	2,692,667
	Boxer Parent Co., Inc.
3,890,862	6.42%, 07/30/2031, 3 mo. USD Term SOFR + 2.75%	3,539,867
1,260,000	9.57%, 07/30/2032, 3 mo. USD Term SOFR + 5.75%	1,125,344
1,575,091	Cast & Crew Payroll LLC 7.57%, 12/29/2028, 3 mo. USD Term SOFR + 3.75%	535,531
394,232	CCC Intelligent Solutions, Inc. 5.73%, 01/23/2032, 1 mo. USD Term SOFR + 2.00%	390,191
15,705,000	CoreWeave Financing DDTL V LLC 3.81%, 11/17/2031, 1 mo. USD Term SOFR + 4.50%(15)	15,665,738
	Cotiviti Corp.
1,790,950	6.40%, 05/01/2031, 1 mo. USD Term SOFR + 2.75%	1,678,120
1,980,000	6.40%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	1,844,944
1,260,000	Dayforce, Inc. 6.82%, 02/04/2033, 3 mo. USD Term SOFR + 3.00%	1,171,346
1,000,000	DCert Buyer, Inc. 10.73%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	833,210
1,522,179	EP Purchaser LLC 7.28%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	989,417
1,645,391	Epicor Software Corp. 6.48%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	1,568,600
	Genesys Cloud Services Holdings II LLC
EUR 1,108,125	5.71%, 01/30/2032, 3 mo. EURIBOR + 3.25%	1,265,056
$ 1,781,955	6.23%, 01/30/2032, 1 mo. USD Term SOFR + 2.50%	1,714,953
1,120,000	Oak-Eagle Acquire Co., Inc. 7.21%, 08/04/2033, 3 mo. USD Term SOFR + 3.50%	1,125,746
1,438,327	Open Text Corp. 5.48%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	1,423,944
1,989,115	Polaris Newco LLC 8.08%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	1,769,695
943,325	Quartz Acquireco LLC 5.98%, 06/28/2030, 3 mo. USD Term SOFR + 2.25%	793,336
4,574,446	Rocket Software, Inc. 7.48%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	4,398,833
1,786,157	SS&C Technologies, Inc. 5.73%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	1,783,870
3,530,652	UKG, Inc. 6.07%, 02/10/2031, 3 mo. USD Term SOFR + 2.25%	3,386,355

201

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.1%(14) - (continued)
	Software - 1.3% - (continued)
$ 1,494,100	Waystar Technologies, Inc. 5.73%, 10/22/2029, 1 mo. USD Term SOFR + 2.00%	$1,490,365
1,508,121	Zelis Payments Buyer, Inc. 6.48%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	1,478,743
		57,646,425
	Telecommunications - 0.1%
891,000	Crown Subsea Communications Holding, Inc. 6.73%, 01/30/2031, 1 mo. USD Term SOFR + 3.00%	893,709
1,250,000	Level 3 Financing, Inc. 6.48%, 03/29/2032, 1 mo. USD Term SOFR + 2.75%	1,253,512
2,590,529	Zacapa SARL 7.48%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	2,591,928
		4,739,149
	Transportation - 0.1%
2,288,686	First Student Bidco, Inc. 5.98%, 08/15/2030, 3 mo. USD Term SOFR + 2.25%	2,289,510
1,522,875	Genesee & Wyoming, Inc. 5.48%, 04/10/2031, 3 mo. USD Term SOFR + 1.75%	1,518,504
	Van Pool Transportation LLC
1,329,452	6.48%, 08/06/2030, 3 mo. USD Term SOFR + 2.75%	1,330,701
65,548	7.49%, 08/06/2030, 3 mo. USD Term SOFR + 2.75%	65,610
		5,204,325
	Total Senior Floating Rate Interests (cost $513,298,199)	$494,821,104
U.S. GOVERNMENT AGENCIES - 27.9%
	Mortgage-Backed Agencies - 27.9%
	Federal Home Loan Mortgage Corp. - 5.8%
1,272	0.00%, 11/15/2036(6)(16)	$1,060
3,699,125	1.10%, 01/25/2030(2)(5)	120,434
11,967,241	1.11%, 06/25/2030(2)(5)	433,331
2,057,677	1.63%, 04/25/2030(2)(5)	101,022
690,450	1.78%, 10/25/2054, 30 day USD SOFR Average + 5.40%(2)(5)	26,801
2,658,480	1.87%, 11/25/2047(2)(5)	139,018
2,355,000	1.89%, 02/25/2047(2)(5)	140,418
4,759,080	1.95%, 10/25/2047(2)(5)	248,901
1,575,049	1.96%, 09/25/2047(2)(5)	16
1,150,193	2.02%, 09/25/2046(2)(5)	63,234
1,890,000	2.10%, 08/25/2047(2)(5)	106,299
2,083,462	2.13%, 05/25/2055, 30 day USD SOFR Average + 5.75%(2)(5)	111,247
2,181,941	2.23%, 02/25/2055, 30 day USD SOFR Average + 5.85%(2)(5)	135,512
2,605,748	2.25%, 05/25/2047(2)(5)	145,530
1,995,036	2.33%, 10/25/2054, 30 day USD SOFR Average + 5.95%(2)(5)	121,481
2,471,882	2.33%, 10/25/2055, 30 day USD SOFR Average + 5.95%(2)(5)	151,091
2,173,051	2.50%, 12/25/2050(5)	347,294
9,360	3.00%, 03/15/2033(5)	573
2,543,992	3.00%, 12/25/2052(5)	446,355
1,955,000	3.37%, 06/25/2048(2)(5)	212,925
1,810,904	3.50%, 06/25/2049(5)	300,393
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 27.9% - (continued)
	Mortgage-Backed Agencies - 27.9% - (continued)
	Federal Home Loan Mortgage Corp. - 5.8% - (continued)
$ 1,721,081	4.00%, 01/25/2052(5)	$339,076
19,241,407	4.00%, 02/01/2053	17,572,416
41,630,779	4.00%, 06/01/2053	38,049,635
60,076,746	4.00%, 01/01/2054	54,992,697
43,730,618	4.00%, 04/01/2054	39,986,705
62,214	4.50%, 03/15/2041	60,901
2,154,420	4.50%, 05/25/2050(5)	397,396
30,040	4.75%, 07/15/2039	29,838
1,249,378	5.00%, 07/01/2040	1,245,029
769,028	5.00%, 05/01/2056	742,443
20,842,907	5.00%, 06/01/2056	20,122,372
949,999	5.00%, 07/01/2056	917,157
2,322	5.50%, 08/15/2033	2,365
8,131,736	5.50%, 09/01/2040	8,229,890
5,006,721	5.50%, 11/01/2054	4,961,602
4,377	6.50%, 07/15/2036	4,483
180,000	7.37%, 01/25/2051, 30 day USD SOFR Average + 3.75%(1)(2)	183,042
4,740,000	7.62%, 11/25/2051, 30 day USD SOFR Average + 4.00%(1)(2)	4,854,687
730,000	7.87%, 05/25/2044, 30 day USD SOFR Average + 4.25%(1)(2)	761,953
3,670,000	10.47%, 11/25/2051, 30 day USD SOFR Average + 6.85%(1)(2)	3,957,275
4,895,000	10.72%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	5,026,983
13,320,000	11.33%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(2)	15,914,556
2,770,000	11.37%, 01/25/2051, 30 day USD SOFR Average + 7.75%(1)(2)	3,048,577
12,525,000	11.42%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	12,769,237
4,200,000	12.87%, 05/25/2043, 30 day USD SOFR Average + 9.25%(1)(2)	5,000,604
11,315,000	15.12%, 10/25/2050, 30 day USD SOFR Average + 11.5%(1)(2)	15,444,975
		257,968,829
	Federal National Mortgage Association - 2.5%
28,855	1.98%, 04/25/2055(2)(5)	1,365
3,495,877	2.00%, 07/25/2041(5)	326,341
2,083,540	2.22%, 03/25/2055, 30 day USD SOFR Average + 5.84%(2)(5)	104,238
890,939	2.23%, 01/25/2055, 30 day USD SOFR Average + 5.85%(2)(5)	41,257
819,312	2.33%, 10/25/2054, 30 day USD SOFR Average + 5.95%(2)(5)	41,596
1,754	2.50%, 06/25/2028(5)	28
3,019,385	2.50%, 04/25/2052(5)	452,060
2,896	3.00%, 01/25/2028(5)	17
1,959,991	3.00%, 02/25/2049(5)	324,012
1,918,139	3.00%, 10/25/2050(5)	342,107
2,518,030	3.00%, 07/25/2052(5)	454,215
25,093	3.16%, 12/01/2026	24,958
7,098	3.50%, 05/25/2030(5)	292
37,585,641	3.50%, 12/01/2055	33,366,829
29,432	3.89%, 05/01/2030	28,676
7,344	4.00%, 03/25/2042(5)	702
2,423,642	4.00%, 08/25/2043(5)	419,175
3,342,333	4.47%, 03/25/2056, 30 day USD SOFR Average + 0.85%(2)	3,332,859
31,119,725	4.50%, 05/01/2056	29,250,472
7,224,524	4.97%, 03/25/2055, 30 day USD SOFR Average + 1.35%(2)	7,305,059

202

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 27.9% - (continued)
	Mortgage-Backed Agencies - 27.9% - (continued)
	Federal National Mortgage Association - 2.5% - (continued)
$ 4,992,016	5.00%, 08/01/2040	$4,973,062
9,934,524	5.00%, 05/01/2056	9,591,089
29,240	5.50%, 04/25/2035	29,629
7,576	5.50%, 04/25/2037	7,684
75,880	5.50%, 06/25/2042(5)	14,060
17,036,020	5.50%, 02/01/2055	16,873,714
384	5.51%, 05/25/2042(2)(5)	39
1,695,591	6.00%, 04/01/2039	1,736,098
		109,041,633
	Government National Mortgage Association - 3.1%
5,231,000	2.50%, 07/01/2056(17)	4,369,944
1,779,881	3.50%, 02/20/2043(5)	275,918
2,563,774	3.50%, 08/20/2051(5)	441,321
5,475	4.00%, 05/16/2042(5)	397
2,700,000	4.00%, 07/01/2056(17)	2,443,192
63,720,000	4.50%, 07/01/2056(17)	59,755,468
17,865,000	4.50%, 08/01/2056(17)	16,742,124
15,794	5.00%, 10/16/2041(5)	2,533
7,780,000	5.00%, 07/01/2056(17)	7,532,697
10,675,000	5.00%, 08/01/2056(17)	10,327,765
37,165,000	6.00%, 08/01/2056(17)	37,771,132
		139,662,491
	Uniform Mortgage-Backed Security - 16.5%
43,285,000	2.00%, 07/01/2056(17)	33,742,176
9,800,000	2.00%, 08/01/2056(17)	7,631,750
37,425,000	2.50%, 07/01/2056(17)	30,529,319
21,320,000	2.50%, 08/01/2056(17)	17,378,897
46,670,000	3.00%, 07/01/2056(17)	39,819,182
46,670,000	3.00%, 08/01/2056(17)	39,780,692
79,640,000	4.00%, 08/01/2056(17)	72,695,145
4,970,000	4.50%, 07/01/2056(17)	4,671,470
7,740,000	5.00%, 08/01/2041(17)	7,701,867
11,400,000	5.00%, 07/01/2056(17)	11,005,585
5,193,000	5.00%, 08/01/2056(17)	5,011,068
97,825,000	5.50%, 08/01/2041(17)	98,825,258
344,235,000	5.50%, 08/01/2056(17)	340,656,759
22,505,000	6.00%, 07/01/2056(17)	22,765,382
		732,214,550
	Total U.S. Government Agencies (cost $1,251,842,937)	$1,238,887,503
U.S. GOVERNMENT SECURITIES - 20.4%
	U.S. Treasury Securities - 20.4%
	U.S. Treasury Bonds - 9.8%
73,375,000	1.13%, 05/15/2040	$44,764,482
71,825,000	1.38%, 11/15/2040	44,705,452
2,200,000	2.25%, 08/15/2046	1,368,984
69,540,000	2.50%, 02/15/2045	46,591,800
8,800,000	3.00%, 11/15/2045	6,357,313
66,440,000	3.38%, 11/15/2048(18)(19)	49,549,706
14,845,000	3.63%, 08/15/2043	12,145,646
10,372,900	3.63%, 05/15/2053	7,880,973
14,575,000	4.00%, 11/15/2042	12,655,199
38,005,000	4.00%, 11/15/2052	30,956,260
38,115,000	4.13%, 08/15/2044	33,096,029
43,900,000	4.13%, 08/15/2053(20)	36,502,164
18,435,000	4.25%, 08/15/2054	15,654,628
67,360,000	4.50%, 11/15/2054	59,668,856
7,010,000	4.75%, 05/15/2055(18)	6,471,380
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 20.4% - (continued)
	U.S. Treasury Securities - 20.4% - (continued)
	U.S. Treasury Bonds - 9.8% - (continued)
$ 28,340,000	4.88%, 08/15/2045(18)	$27,007,134
1,558,900	5.00%, 05/15/2056	1,499,467
		436,875,473
	U.S. Treasury Inflation-Indexed Bonds - 0.8%
46,144,736	0.75%, 02/15/2042(13)	33,857,149
	U.S. Treasury Notes - 9.8%
49,075,000	3.38%, 05/15/2033	45,718,346
87,145,000	3.63%, 08/31/2030	84,625,965
34,305,000	3.88%, 08/15/2034(21)	32,572,330
159,385,000	4.25%, 11/15/2034(18)(19)	155,045,495
95,625,000	4.25%, 08/15/2035	92,588,159
23,700,000	4.38%, 05/15/2036	23,077,875
		433,628,170
	Total U.S. Government Securities (cost $956,278,025)	$904,360,792
COMMON STOCKS - 0.0%
	Food, Beverage & Tobacco - 0.0%
51,940	Luxco Co. Ltd.*	$993,532
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
95	Waters Corp.*	35,844
	Software & Services - 0.0%
600	Microsoft Corp.	278,832
	Total Common Stocks (cost $1,087,284)	$1,308,208
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Banks - 0.0%
31,730	Wells Fargo & Co. Series Z, 4.75%(7)(22)	$581,611
	Total Convertible Preferred Stocks (cost $594,303)	$581,611
PREFERRED STOCKS - 0.8%
	Banks - 0.1%
772	Bank of America Corp. Series L, 7.25%*(22)	$995,803
37,576	Citigroup, Inc. Series II, 6.25%*(7)(22)	923,242
91,125	Citizens Financial Group, Inc. Series I, 6.50%(7)(22)	2,258,989
42,469	KeyCorp Series F, 5.65%(7)(22)	916,906
25,625	Wells Fargo & Co. Series AA, 4.70%(7)(22)	464,837
		5,559,777
	Capital Goods - 0.1%
51,601	Boeing Co. (Preference Shares), 6.00%*	3,447,463
	Financial Services - 0.2%
26,000	Ares Management Corp. Series B, 6.75%	1,069,120
28,800	Capital One Financial Corp. Series I, 5.00%(7)(22)	520,416
87,745	Capital One Financial Corp. Series N, 4.25%(22)	1,352,150
31,000	KKR & Co., Inc. Series D, 6.25%(7)	1,345,090

203

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
PREFERRED STOCKS - 0.8% - (continued)
	Financial Services - 0.2% - (continued)
9,834	Morgan Stanley Series O, 4.25%(7)(22)	$163,638
63,525	Morgan Stanley Series Q, 6.63%(7)(22)	1,615,441
108,381	Synchrony Financial Series B, 8.25%(7)(22)	2,809,235
		8,875,090
	Insurance - 0.1%
36,562	Brighthouse Financial, Inc. Series C, 5.38%(22)	416,807
74,017	Enstar Group Ltd. Series D, 7.00%(22)	1,688,328
		2,105,135
	Media & Entertainment - 0.1%
28,558	Alphabet, Inc. Series A, 6.25%*	1,432,469
18,000	Alphabet, Inc. Series B, 6.25%*	903,600
		2,336,069
	Software & Services - 0.1%
111,051	Oracle Corp. Series D, 6.50%(7)	4,650,816
	Telecommunication Services - 0.0%
68,657	T-Mobile USA, Inc. (Preference Shares), 5.50%	1,424,633
	Utilities - 0.1%
34,000	NextEra Energy, Inc. (Preference Shares), 7.38%*	1,621,800
52,928	PG&E Corp. Series A, 6.00%	2,244,676
13,800	PPL Corp. (Preference Shares), 7.00%*	648,324
37,000	Southern Co. (Preference Shares), 6.50%(7)	934,250
		5,449,050
	Total Preferred Stocks (cost $33,637,906)	$33,848,033
WARRANTS - 0.0%
	Semiconductors & Semiconductor Equipment - 0.0%
20,550	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(11)(23)	$—
	Total Warrants (cost $—)	$—
	Total Long-Term Investments (cost $5,227,473,313)	$5,122,286,086
SHORT-TERM INVESTMENTS - 6.1%
	Repurchase Agreements - 0.2%
$ 6,369,100
Fixed Income Clearing Corp.
Repurchase Agreement dated
07/31/2026 at 3.64%, due on
08/03/2026 with a maturity value
of $6,371,032; collateralized by
U.S. Treasury Note at 4.13%,
maturing 06/30/2028, with a
market value of $6,496,648
		$6,369,100
	Securities Lending Collateral - 2.4%
107,879,062	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(24)	107,879,062
	U.S. Treasury Securities - 3.5%
	U.S. Treasury Bills - 3.5%
1,875,000	3.35%, 08/11/2026(25)	1,873,109
136,080,000	3.59%, 08/25/2026(25)	135,745,652
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 6.1% - (continued)
	U.S. Treasury Securities - 3.5% - (continued)
	U.S. Treasury Bills - 3.5 - (continued)
$ 3,290,000	3.78%, 11/03/2026(25)		$3,259,020
14,055,000	3.83%, 10/27/2026(25)		13,933,525
			154,811,306
	Total Short-Term Investments (cost $269,049,662)		$269,059,468
	Total Investments Excluding Purchased Options (cost $5,496,522,975)	121.4%	$5,391,345,554
	Total Purchased Options (cost $483,515)	0.0%	$267,355
	Total Investments (cost $5,497,006,490)	121.4%	$5,391,612,909
	Other Assets and Liabilities	(21.4)%	(951,317,293)
	Net Assets	100.0%	$4,440,295,616
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$1,683,000,843, representing 37.9% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	Security is a zero-coupon bond.
(7)	Represents entire or partial securities on loan.

204

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

(8)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the aggregate value of these securities was $378,330,364, representing 8.5% of net assets.

(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(11)	Investment valued using significant unobservable inputs.
(12)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(13)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(14)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2026.

(15)
This security, or a portion of this security, has unfunded loan commitments. As of
July 31, 2026, the aggregate value of the unfunded commitment was $16,396,906, which represents to 0.4% of total net assets.

(16)	Security disclosed is principal-only strips.
(17)	Represents or includes a TBA transaction.
(18)	All, or a portion of the security, was pledged as collateral in connection with OTC derivatives. As of July 31, 2026, the market value of securities pledged was $2,833,271.
(19)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of July 31, 2026, the market value of securities pledged was $1,446,704.
(20)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2026, the market value of securities pledged was $24,861,383.
(21)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2026, the market value of securities pledged was $12,632,994.
(22)	Perpetual security with no stated maturity date.
(23)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	20,550	$—	$—

(24)	Current yield as of period end.
(25)	The rate shown represents current yield to maturity.

OTC Option Contracts Outstanding at July 31, 2026
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call USD vs. Put PLN	MSC(1)	3.63	USD	10/23/2026	3,457,000	USD	3,457,000	$107,285	$82,873	$24,412
Call USD vs. Put ZAR	BOA	16.13	USD	08/24/2026	2,635,000	USD	2,635,000	71,216	89,582	(18,366)
Total Call								$178,501	$172,455	$6,046
Put
Call CNY vs. Put USD	JPM	6.67	USD	09/29/2026	4,894,000	USD	4,894,000	$4,600	$19,086	$(14,486)
Call CNY vs. Put USD	BOA	6.66	USD	09/30/2026	4,983,000	USD	4,983,000	3,593	17,804	(14,211)
Call PLN vs. Put USD	MSC(1)	3.63	USD	10/23/2026	3,457,000	USD	3,457,000	14,291	82,873	(68,582)
Call ZAR vs. Put USD	BOA	16.13	USD	08/24/2026	2,635,000	USD	2,635,000	4,854	80,708	(75,854)
Call ZAR vs. Put USD	JPM	16.43	USD	12/16/2026	3,470,000	USD	3,470,000	61,516	110,589	(49,073)
Total Put								$88,854	$311,060	$(222,206)
Total purchased OTC option contracts								$267,355	$483,515	$(216,160)
Written option contracts:
Call
Call USD vs. Put THB	BOA	30.70	USD	08/24/2026	(5,269,000)	USD	(5,269,000)	$(418,216)	$(121,134)	$(297,082)
Call USD vs. Put THB	BOA	32.18	USD	10/23/2026	(4,149,000)	USD	(4,149,000)	(136,374)	(110,190)	(26,184)
Total Call								$(554,590)	$(231,324)	$(323,266)
Puts
Call THB vs. Put USD	BOA	30.70	USD	08/24/2026	(5,269,000)	USD	(5,269,000)	$(5)	$(112,756)	$112,751
Call THB vs. Put USD	BOA	32.18	USD	10/23/2026	(4,149,000)	USD	(4,149,000)	(11,987)	(101,348)	89,361

205

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

OTC Option Contracts Outstanding at July 31, 2026 – (continued)
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written – (continued):
Puts – (continued):
Call ZAR vs. Put USD	JPM	15.61	USD	12/16/2026	(3,470,000)	USD	(3,470,000)	$(12,877)	$(38,309)	$25,432
Total puts								$(24,869)	$(252,413)	$227,544
Total Written Option Contracts OTC option contracts								$(579,459)	$(483,737)	$(95,722)

(1)	As of July 31, 2026, the counterparty had deposited in a segregated account securities with a value of $2,061,282 in connection with OTC derivatives.

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	2,104	09/15/2026	$160,071,981	$(1,947,240)
Euro-BTP Italian Bond Future	606	09/08/2026	81,215,558	3,917
Euro-BUND Future	60	09/08/2026	8,604,343	(208,780)
Long Gilt Future	422	09/28/2026	49,191,255	(409,296)
U.S. Treasury 5-Year Note Future	2,177	09/30/2026	230,710,978	(1,418,765)
U.S. Treasury 10-Year Note Future	1,148	09/21/2026	123,984,000	(1,091,497)
U.S. Treasury 10-Year Ultra Future	4,422	09/21/2026	485,107,219	(7,641,231)
U.S. Treasury Long Bond Future	73	09/21/2026	7,906,813	(146,108)
Total				$(12,859,000)
Short position contracts:
Canadian 10-Year Bond Future	(956)	09/18/2026	$(81,002,732)	$1,362,267
Euro BUXL 30-Year Bond Future	(199)	09/08/2026	(24,283,237)	107,538
Euro-BOBL Future	(712)	09/08/2026	(93,467,498)	631,636
Euro-Schatz Future	(1,612)	09/08/2026	(196,027,929)	452,688
U.S. Treasury 2-Year Note Future	(175)	09/30/2026	(35,981,641)	(15,292)
U.S. Treasury Ultra Bond Future	(481)	09/21/2026	(52,759,688)	1,515,140
Total				$4,053,977
Total futures contracts				$(8,805,023)

TBA Sale Commitments Outstanding at July 31, 2026
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 2.50%	$5,231,000	07/01/2056	$(4,369,944)	$84,579
Government National Mortgage Association, 4.00%	2,700,000	07/01/2056	(2,443,192)	69,707
Government National Mortgage Association, 4.50%	63,720,000	07/01/2056	(59,755,468)	1,545,744
Government National Mortgage Association, 4.50%	81,475,000	08/20/2056	(76,354,017)	1,223,999
Government National Mortgage Association, 5.00%	10,675,000	08/01/2056	(10,327,765)	89,229
Government National Mortgage Association, 5.50%	72,000,000	08/20/2056	(71,523,696)	210,654
Uniform Mortgage-Backed Security, 2.00%	89,760,000	08/13/2056	(69,900,600)	963,142
Uniform Mortgage-Backed Security, 2.00%	43,285,000	07/01/2056	(33,742,176)	541,381
Uniform Mortgage-Backed Security, 2.50%	101,315,000	08/13/2056	(82,586,442)	1,150,019
Uniform Mortgage-Backed Security, 2.50%	21,320,000	09/14/2056	(17,371,402)	102,649
Uniform Mortgage-Backed Security, 2.50%	37,425,000	07/01/2056	(30,529,319)	670,318
Uniform Mortgage-Backed Security, 3.00%	46,670,000	07/01/2056	(39,819,182)	661,279
Uniform Mortgage-Backed Security, 3.00%	46,670,000	08/01/2056	(39,780,692)	797,091
Uniform Mortgage-Backed Security, 4.50%	4,970,000	07/01/2056	(4,671,470)	56,694
Uniform Mortgage-Backed Security, 5.00%	11,400,000	07/01/2056	(11,005,585)	233,212

206

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

TBA Sale Commitments Outstanding at July 31, 2026 – (continued)
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Uniform Mortgage-Backed Security, 5.00%	$18,838,000	08/13/2056	$(18,178,029)	$256,313
Uniform Mortgage-Backed Security, 6.00%	22,505,000	07/01/2056	(22,765,382)	135,247
Total TBA sale commitments (proceeds receivable $603,915,617)			$(595,124,361)	$8,791,257
At July 31, 2026, the aggregate market value of TBA Sale Commitments represents (13.4)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at July 31, 2026
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
BNP Paribas SA	GSC	EUR	4,325,000	(1.00%)	06/20/2031	Quarterly	$35,608	$—	$(36,369)	$(71,977)
Total OTC credit default swap contracts							$35,608	$—	$(36,369)	$(71,977)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swap Contracts Outstanding at July 31, 2026
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	MSC(1)	USD	115,900,000	(3.63% )	09/20/2026	Quarterly	$—	$—	$2,326,688	$2,326,688
Total OTC total return swap contracts							$—	$—	$2,326,688	$2,326,688

(1)	As of July 31, 2026, the counterparty had deposited in a segregated account securities with a value of $2,061,282 in connection with OTC derivatives.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Barclays PLC	EUR	3,550,000	(1.00%)	06/20/2031	Quarterly	$19,478	$—	$(10,222)	$(29,700)
Sell protection:
Worldline SA (BB)	EUR	2,910,000	5.00%	06/20/2031	Quarterly	$—	$(525,380)	$(506,796)	$18,584
Total centrally cleared credit default swap contracts						$19,478	$(525,380)	$(517,018)	$(11,116)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 mo. MXN TIIE	6.71% Fixed	MXN	84,654,000	06/28/2027	Lunar	$—	$—	$(34)	$(34)
1 mo. MXN TIIE	6.73% Fixed	MXN	92,728,000	07/02/2027	Lunar	—	—	1,576	1,576
7.09% Fixed	1 mo. MXN TIIE	MXN	96,012,000	06/30/2028	Lunar	—	—	(174)	(174)
1 mo. MXN TIIE	6.93% Fixed	MXN	110,768,000	02/23/2029	Lunar	—	—	(57,417)	(57,417)
1 mo. MXN TIIE	7.27% Fixed	MXN	47,612,000	06/25/2029	Lunar	—	—	(9,678)	(9,678)

207

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2026 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 mo. MXN TIIE	7.33% Fixed	MXN	33,189,000	06/29/2029	Lunar	$—	$—	$(2,794)	$(2,794)
7.75% Fixed	1 mo. MXN TIIE	MXN	48,825,000	04/23/2031	Lunar	—	—	492	492
7.64% Fixed	1 mo. MXN TIIE	MXN	17,980,000	02/04/2033	Lunar	—	—	18,450	18,450
7.85% Fixed	1 mo. MXN TIIE	MXN	32,653,000	03/04/2033	Lunar	676	—	13,788	13,112
7.73% Fixed	1 mo. MXN TIIE	MXN	42,656,000	02/15/2036	Lunar	—	—	87,163	87,163
12 mo. USD SOFR	4.13% Fixed	USD	7,226,000	09/16/2027	Annual	340	—	(1,694)	(2,034)
4.09% Fixed	12 mo. USD SOFR	USD	7,289,000	09/16/2028	Annual	549	—	11,740	11,191
3.88% Fixed	12 mo. USD SOFR	USD	8,975,000	05/31/2029	Annual	—	—	61,267	61,267
12 mo. USD SOFR	4.06% Fixed	USD	2,482,000	09/16/2029	Annual	124	—	(7,406)	(7,530)
3.47% Fixed	12 mo. USD SOFR	USD	7,200,000	08/31/2030	Annual	—	—	185,868	185,868
4.12% Fixed	12 mo. USD SOFR	USD	7,025,000	11/30/2030	Annual	75	—	13,191	13,116
3.60% Fixed	12 mo. USD SOFR	USD	12,300,000	11/15/2032	Annual	—	—	416,036	416,036
4.15% Fixed	12 mo. USD SOFR	USD	21,475,000	05/31/2033	Annual	—	(497)	101,989	102,486
4.16% Fixed	12 mo. USD SOFR	USD	32,165,000	03/19/2045	Annual	—	(167,452)	1,525,418	1,692,870
2.88% Fixed	12 mo. USD SOFR	USD	8,095,000	03/15/2053	Annual	83,747	—	2,108,821	2,025,074
3 mo. COP CPIBR	11.62% Fixed	COP	13,047,585,000	09/16/2036	Quarterly	—	—	325,519	325,519
3 mo. HUF BIBOR	5.97% Fixed	HUF	1,338,743,000	09/16/2027	Annual	—	—	16,967	16,967
3 mo. HUF BIBOR	5.91% Fixed	HUF	874,056,000	09/16/2027	Annual	—	—	9,562	9,562
3 mo. HUF BIBOR	5.51% Fixed	HUF	1,156,700,000	09/16/2027	Annual	—	—	(1,172)	(1,172)
3 mo. HUF BIBOR	5.48% Fixed	HUF	1,174,519,000	09/16/2027	Annual	—	—	(2,243)	(2,243)
3 mo. HUF BIBOR	5.52% Fixed	HUF	5,795,724,000	09/16/2027	Annual	—	—	(4,142)	(4,142)
3 mo. THB THOR	2.30% Fixed	THB	93,062,000	09/16/2036	Quarterly	—	(1,583)	26,315	27,898
7.46% Fixed	3 mo. ZAR JIBAR	ZAR	155,019,000	09/16/2028	Quarterly	—	(1,995)	8,639	10,634
3 mo. ZAR JIBAR	7.47% Fixed	ZAR	183,485,000	09/16/2029	Quarterly	2,442	—	(25,496)	(27,938)
7.41% Fixed	3 mo. ZAR JIBAR	ZAR	63,396,000	09/16/2031	Quarterly	—	—	56,418	56,418
3 mo. ZAR JIBAR	7.82% Fixed	ZAR	66,406,000	09/16/2033	Quarterly	1,332	—	(40,720)	(42,052)
3 mo. ZAR JIBAR	8.08% Fixed	ZAR	127,539,000	09/16/2036	Quarterly	659	—	(137,757)	(138,416)
5.07% Fixed	6 mo. CLP CLICP	CLP	1,284,022,000	09/16/2031	Semi-Annual	—	—	9,074	9,074
5.18% Fixed	6 mo. CLP CLICP	CLP	1,130,974,000	09/16/2036	Semi-Annual	—	—	39,665	39,665
5.37% Fixed	6 mo. CLP CLICP	CLP	204,727,000	09/16/2036	Semi-Annual	—	—	3,778	3,778
6 mo. CZK PRIBOR	4.59% Fixed	CZK	129,200,000	09/16/2028	Annual	—	—	19,312	19,312
6 mo. CZK PRIBOR	4.41% Fixed	CZK	153,389,000	09/16/2028	Annual	—	—	—	—
4.56% Fixed	6 mo. CZK PRIBOR	CZK	6,787,000	09/16/2033	Annual	—	—	—	—
6 mo. CZK PRIBOR	4.80% Fixed	CZK	28,773,000	09/16/2036	Annual	—	—	15,544	15,544
5.32% Fixed	6 mo. HUF BIBOR	HUF	3,013,154,000	09/16/2028	Annual	—	—	23,335	23,335
5.37% Fixed	6 mo. HUF BIBOR	HUF	1,210,144,000	09/16/2028	Annual	—	—	5,828	5,828
5.40% Fixed	6 mo. HUF BIBOR	HUF	1,178,524,000	09/16/2028	Annual	—	—	3,950	3,950
6 mo. HUF BIBOR	5.55% Fixed	HUF	471,432,000	09/16/2029	Annual	—	—	6,843	6,843
6 mo. HUF BIBOR	5.45% Fixed	HUF	307,760,000	09/16/2029	Annual	—	—	1,714	1,714
6 mo. HUF BIBOR	5.32% Fixed	HUF	392,842,000	09/16/2029	Annual	—	—	(2,353)	(2,353)
6 mo. HUF BIBOR	5.31% Fixed	HUF	421,054,000	09/16/2029	Annual	—	—	(2,882)	(2,882)
6 mo. HUF BIBOR	5.29% Fixed	HUF	868,691,000	09/16/2029	Annual	180	—	(7,062)	(7,242)
6 mo. HUF BIBOR	5.25% Fixed	HUF	1,000,776,000	09/16/2031	Annual	—	—	(4,392)	(4,392)
6 mo. HUF BIBOR	5.16% Fixed	HUF	561,520,000	09/16/2031	Annual	93	—	(9,144)	(9,237)
6 mo. HUF BIBOR	5.11% Fixed	HUF	742,452,000	09/16/2031	Annual	—	—	(17,141)	(17,141)
5.09% Fixed	6 mo. HUF BIBOR	HUF	415,349,000	09/16/2036	Annual	—	—	8,835	8,835
5.10% Fixed	6 mo. HUF BIBOR	HUF	148,866,000	09/16/2036	Annual	—	(189)	2,695	2,884
5.16% Fixed	6 mo. HUF BIBOR	HUF	561,275,000	09/16/2036	Annual	—	—	1,479	1,479
5.17% Fixed	6 mo. HUF BIBOR	HUF	250,298,000	09/16/2036	Annual	—	—	15	15
5.33% Fixed	6 mo. HUF BIBOR	HUF	550,782,000	09/16/2036	Annual	—	—	(20,917)	(20,917)
6.72% Fixed	6 mo. INR MIBOR	INR	177,263,000	09/16/2031	Semi-Annual	248	—	(22,566)	(22,814)
6 mo. PLN WIBOR	4.47% Fixed	PLN	6,066,000	09/16/2029	Annual	—	(155)	8,526	8,681
4.58% Fixed	6 mo. PLN WIBOR	PLN	18,869,000	09/16/2031	Annual	—	—	(36,581)	(36,581)
6 mo. PLN WIBOR	4.63% Fixed	PLN	4,632,000	09/16/2033	Annual	78	—	5,770	5,692
6 mo. PLN WIBOR	4.80% Fixed	PLN	2,988,000	09/16/2036	Annual	—	—	2,863	2,863
BZDIOVRA	13.47% Fixed	BRL	2,500,225	01/03/2028	At Maturity	30	—	(2,416)	(2,446)
BZDIOVRA	14.67% Fixed	BRL	20,046,738	01/02/2029	At Maturity	—	—	57,416	57,416
BZDIOVRA	14.12% Fixed	BRL	19,675,324	01/02/2029	At Maturity	—	—	7,008	7,008
BZDIOVRA	14.04% Fixed	BRL	21,654,043	01/02/2029	At Maturity	22	—	(70)	(92)

208

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2026 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BZDIOVRA	13.77% Fixed	BRL	14,258,091	01/02/2029	At Maturity	$—	$(1)	$(23,072)	$(23,071)
BZDIOVRA	14.01% Fixed	BRL	11,088,699	01/02/2031	At Maturity	—	(323)	(19,341)	(19,018)
Total centrally cleared interest rate swaps contracts						$90,595	$(172,195)	$4,754,205	$4,835,805

Foreign Currency Contracts Outstanding at July 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,081,955,000	ARS	676,222	USD	GSC	09/14/2026	$31,164
1,302,070,000	ARS	733,561	USD	GSC	10/16/2026	101,126
1,364,405,000	ARS	864,094	USD	GSC	11/30/2026	(14,385)
1,311,305,000	ARS	811,954	USD	GSC	12/02/2026	3,626
968,485,000	ARS	583,425	USD	BNP	02/02/2027	(3,564)
480,000	AUD	337,536	USD	SCB	09/16/2026	(76)
51,619,000	BRL	9,770,219	USD	MSC(1)	09/02/2026	326,920
10,100,000	BRL	1,925,511	USD	BNP	09/02/2026	50,140
7,005,000	BRL	1,353,740	USD	JPM	09/02/2026	16,501
4,505,000	BRL	865,614	USD	BCLY	09/02/2026	15,605
870,000	BRL	168,649	USD	SCB	09/02/2026	1,531
355,000	BRL	69,567	USD	DEUT	09/02/2026	(126)
119,525,000	CLP	130,479	USD	GSC	09/16/2026	(1,877)
433,300,000	CLP	469,295	USD	MSC(1)	09/16/2026	(3,089)
358,575,000	CLP	392,310	USD	BNP	09/16/2026	(6,503)
3,351,551,000	CLP	3,647,708	USD	UBS	09/16/2026	(41,628)
19,177,000	CNH	2,832,423	USD	JPM	09/16/2026	17,274
7,119,000	CNH	1,054,524	USD	BOA	09/16/2026	3,358
5,391,000	CNH	798,221	USD	DEUT	09/16/2026	2,881
3,071,000	CNH	453,934	USD	SGG	09/16/2026	2,416
23,833,000	CNH	3,540,071	USD	SCB	09/16/2026	1,506
8,797,000	CNH	1,308,007	USD	HSBC	09/16/2026	(775)
6,838,000	CNH	1,016,083	USD	SCB	10/08/2026	1,695
3,086,500,000	COP	853,804	USD	DEUT	09/16/2026	113,833
6,384,422,000	COP	1,936,972	USD	SSG	09/16/2026	64,584
1,663,200,000	COP	486,885	USD	BNP	09/16/2026	34,538
4,621,300,000	COP	1,421,064	USD	BOA	09/16/2026	27,742
31,312,000	CZK	1,467,389	USD	CBK	09/16/2026	24,094
7,310,000	CZK	346,730	USD	JPM	09/16/2026	1,467
141,243,000	CZK	6,729,648	USD	BCLY	09/16/2026	(1,824)
16,920,000	CZK	813,315	USD	DEUT	09/16/2026	(7,365)
81,260,000	EGP	1,518,311	USD	BOA	09/16/2026	39,141
24,330,000	EGP	487,087	USD	GSC	09/16/2026	(20,772)
94,560,000	EGP	1,781,966	USD	BOA	10/05/2026	17,736
24,440,000	EGP	458,107	USD	DEUT	12/23/2026	(7,417)
20,910,000	EGP	395,125	USD	BOA	12/31/2026	(10,705)
141,000	EUR	160,643	USD	DEUT	08/28/2026	2,137
316,072	EUR	364,000	USD	BNP	08/28/2026	896
5,269,000	EUR	6,034,678	USD	SSG	09/16/2026	52,689
4,830,000	EUR	5,536,959	USD	NWM	09/16/2026	43,224
3,469,000	EUR	3,976,454	USD	BNP	09/16/2026	31,341
2,015,000	EUR	2,306,865	USD	CBK	09/16/2026	21,099
5,189,000	EUR	5,978,118	USD	DEUT	09/16/2026	16,824
3,917,000	EUR	4,512,050	USD	UBS	09/16/2026	13,328
635,000	EUR	728,451	USD	BMO	09/16/2026	5,175
477,000	EUR	546,109	USD	MSC(1)	09/16/2026	4,977
564,000	EUR	647,180	USD	JPM	09/16/2026	4,418
146,000	EUR	166,342	USD	SCB	09/16/2026	2,334
2,000	GBP	2,661	USD	BCLY	08/28/2026	35
620,000	GBP	825,067	USD	DEUT	09/16/2026	10,521
649,000	GBP	874,505	USD	UBS	09/16/2026	167
60,000,000	HUF	191,552	USD	MSC(1)	09/16/2026	(2,310)

209

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
165,800,000	HUF	534,170	USD	BNP	09/16/2026	$(11,230)
298,400,000	HUF	954,495	USD	GSC	09/16/2026	(13,328)
901,256,000	HUF	2,921,746	USD	BOA	09/16/2026	(79,144)
68,139,000,000	IDR	3,765,704	USD	GSC	09/16/2026	(3,192)
136,836,788,000	IDR	7,560,236	USD	DEUT	09/16/2026	(4,352)
15,212,000,000	IDR	845,816	USD	MSC(1)	09/16/2026	(5,837)
972,695,000	INR	10,138,200	USD	GSC	09/16/2026	13,797
121,080,000	INR	1,265,834	USD	DEUT	09/16/2026	(2,125)
3,073,870,000	KRW	2,033,368	USD	JPM	09/16/2026	97,874
1,626,080,000	KRW	1,078,302	USD	MSC(1)	09/16/2026	49,127
788,350,000	KRW	512,738	USD	BOA	09/16/2026	33,858
764,340,000	KRW	503,786	USD	SSG	09/16/2026	26,163
615,100,000	KZT	1,209,279	USD	DEUT	09/16/2026	65,515
6,137,000	MXN	339,436	USD	MSC(1)	09/08/2026	13,736
742,000	MXN	41,045	USD	JPM	09/08/2026	1,655
51,643,000	MXN	2,946,695	USD	UBS	09/17/2026	22,972
23,242,000	MXN	1,321,579	USD	RBC	09/17/2026	14,923
22,633,000	MXN	1,289,338	USD	DEUT	09/17/2026	12,144
20,040,000	MXN	1,142,662	USD	GSC	09/17/2026	9,713
26,018,000	MXN	1,488,411	USD	CBK	09/17/2026	7,722
8,900,000	MXN	505,892	USD	WFB	09/17/2026	5,892
5,840,000	MXN	332,947	USD	SSG	09/17/2026	2,875
9,810,000	MXN	564,407	USD	BOA	09/17/2026	(296)
5,810,000	MXN	335,211	USD	BNP	09/17/2026	(1,114)
2,740,000	MYR	671,446	USD	DEUT	09/17/2026	(10)
3,829,000	MYR	943,343	USD	BNP	09/17/2026	(5,046)
465,068,000	NGN	329,602	USD	GSC	09/02/2026	5,964
562,133,000	NGN	401,811	USD	BOA	09/02/2026	3,792
182,025,000	NGN	129,555	USD	BOA	09/16/2026	961
426,288,000	NGN	305,364	USD	GSC	09/16/2026	295
1,150,000	NZD	672,480	USD	BNP	09/16/2026	5,887
3,765,000	PEN	1,100,716	USD	BCLY	09/16/2026	5,091
2,306,000	PEN	676,346	USD	JPM	09/16/2026	943
2,745,000	PEN	807,592	USD	MSC(1)	09/16/2026	(1,365)
6,425,000	PEN	1,888,928	USD	GSC	09/16/2026	(1,860)
2,805,000	PEN	827,190	USD	BOA	09/16/2026	(3,341)
10,750,000	PEN	3,177,179	USD	DEUT	09/16/2026	(19,828)
95,390,000	PHP	1,545,003	USD	JPM	09/16/2026	10,844
32,870,000	PHP	534,472	USD	DEUT	09/16/2026	1,651
1,150,000	PLN	303,230	USD	SCB	09/16/2026	4,596
1,050,000	PLN	278,637	USD	BOA	09/16/2026	2,422
700,000	PLN	186,265	USD	RBC	09/16/2026	1,108
1,725,000	PLN	467,480	USD	DEUT	09/16/2026	(5,740)
17,451,000	PLN	4,715,056	USD	CBK	09/16/2026	(43,859)
3,845,000	RON	834,576	USD	CBK	09/16/2026	8,026
2,395,000	RON	523,294	USD	BOA	09/16/2026	1,553
49,000	RON	10,658	USD	DEUT	09/16/2026	80
5,597,000	RON	1,227,804	USD	BNP	09/16/2026	(1,264)
4,695,000	SGD	3,657,315	USD	CBK	09/16/2026	16,153
1,340,000	SGD	1,042,705	USD	DEUT	09/16/2026	5,739
952,000	THB	30,959	USD	BOA	08/26/2026	(2,390)
12,100,000	THB	361,691	USD	CBK	09/16/2026	2,029
16,080,000	THB	486,246	USD	BOA	09/16/2026	(2,890)
24,100,000	THB	744,252	USD	SCB	09/16/2026	(19,818)
7,649,000	THB	237,178	USD	BOA	10/27/2026	(6,471)
19,155,000	TRY	387,151	USD	CBK	09/16/2026	267
53,035,000	TRY	1,072,860	USD	BCLY	09/16/2026	(205)
341,495,000	TRY	6,087,700	USD	BNP	12/16/2026	305,176
91,290,000	TRY	1,600,596	USD	BCLY	02/10/2027	31,298
341,495,000	TRY	5,672,580	USD	BCLY	03/17/2027	249,777
16,790,000	ZAR	987,055	USD	SCB	09/16/2026	25,450
10,790,000	ZAR	644,501	USD	BOA	09/16/2026	6,179

210

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
104,856,000	ZAR	6,318,752	USD	GSC	09/16/2026	$4,487
4,590,000	ZAR	277,378	USD	MSC(1)	09/16/2026	(583)
13,230,000	ZAR	798,531	USD	DEUT	09/16/2026	(709)
18,891,000	ZAR	1,156,262	USD	UBS	09/16/2026	(17,059)
43,640,000	ZAR	2,660,142	USD	CBK	09/16/2026	(28,475)
1,338,213	USD	1,910,000	AUD	BCLY	09/16/2026	(4,596)
2,102,987	USD	10,935,000	BRL	GSC	09/02/2026	(35,997)
2,391,189	USD	12,600,000	BRL	BNP	09/02/2026	(73,485)
677,916	USD	940,000	CAD	WFB	09/16/2026	5,985
3,288,338	USD	2,969,348,000	CLP	DEUT	09/16/2026	93,487
858,534	USD	793,500,000	CLP	UBS	09/16/2026	4,773
1,245,198	USD	1,155,300,000	CLP	GSC	09/16/2026	2,161
54,829	USD	50,400,000	CLP	MSC(1)	09/16/2026	601
275,111	USD	1,848,000	CNH	DEUT	09/16/2026	499
564,191	USD	3,799,000	CNH	CBK	09/16/2026	(339)
1,634,460	USD	11,078,000	CNH	JPM	09/16/2026	(11,728)
1,048,145	USD	7,119,000	CNH	JPM	10/08/2026	(11,458)
1,053,563	USD	7,144,000	CNH	BOA	10/09/2026	(9,829)
664,169	USD	2,100,600,000	COP	DEUT	09/16/2026	5,618
583,708	USD	1,974,100,000	COP	SSG	09/16/2026	(35,185)
936,196	USD	3,432,000,000	COP	UBS	09/16/2026	(139,758)
3,548,548	USD	12,292,100,000	COP	GSC	09/16/2026	(305,101)
1,092,113	USD	23,030,000	CZK	CBK	09/16/2026	(4,875)
4,176,159	USD	88,130,000	CZK	BCLY	09/16/2026	(21,736)
51,235	USD	45,000	EUR	TDB	08/28/2026	(716)
245,000	USD	215,169	EUR	BCLY	08/28/2026	(3,406)
80,488,000	USD	70,696,319	EUR	JPM	08/28/2026	(1,128,922)
210,174,630	USD	184,474,492	EUR	DEUT	08/28/2026	(2,796,007)
65,940,215	USD	56,956,392	EUR	DEUT	09/16/2026	137,512
1,695,406	USD	1,465,000	EUR	BNP	09/16/2026	2,867
1,564,178	USD	1,353,000	EUR	CBK	09/16/2026	1,033
221,424	USD	192,000	EUR	MSC(1)	09/16/2026	(397)
197,704	USD	173,000	EUR	SSG	09/16/2026	(2,166)
4,279,912	USD	3,723,000	EUR	UBS	09/16/2026	(21,335)
30,882,606	USD	23,214,000	GBP	BCLY	08/28/2026	(403,264)
1,690,020	USD	1,262,000	GBP	DEUT	09/16/2026	(10,805)
3,691,473	USD	28,918,000	HKD	GSC	08/28/2026	251
1,107,207	USD	348,100,000	HUF	CBK	09/16/2026	9,284
342,424	USD	107,200,000	HUF	BCLY	09/16/2026	4,311
278,626	USD	88,700,000	HUF	MSC(1)	09/16/2026	(1,138)
3,330,152	USD	59,971,000,000	IDR	DEUT	09/16/2026	18,661
1,163,429	USD	21,022,000,000	IDR	BCLY	09/16/2026	2,632
55,472	USD	1,005,000,000	IDR	BOA	09/16/2026	(23)
1,340,210	USD	3,930,000	ILS	CBK	09/16/2026	52,416
569,567	USD	1,705,000	ILS	BCLY	09/16/2026	10,868
566,822	USD	1,730,000	ILS	SCB	09/16/2026	(69)
302,509	USD	28,820,000	INR	MSC(1)	09/16/2026	1,715
954,295	USD	91,410,000	INR	GSC	09/16/2026	251
39,943	USD	3,830,000	INR	BOA	09/16/2026	(30)
482,726	USD	46,680,000	INR	DEUT	09/16/2026	(4,472)
2,714,234	USD	443,770,000	JPY	JPM	08/28/2026	(81,184)
553,306	USD	802,120,000	KRW	SSG	09/16/2026	(2,837)
944,238	USD	1,404,970,000	KRW	JPM	09/16/2026	(29,886)
995,601	USD	1,530,040,000	KRW	BNP	09/16/2026	(65,239)
1,218,865	USD	615,100,000	KZT	DEUT	09/16/2026	(55,929)
381,679	USD	6,879,000	MXN	MSC(1)	09/08/2026	(14,194)
85,484	USD	1,490,000	MXN	CBK	09/17/2026	(197)
944,415	USD	16,429,000	MXN	SGG	09/17/2026	(314)
1,066,666	USD	18,762,000	MXN	MSC(1)	09/17/2026	(12,220)
2,217,633	USD	38,960,000	MXN	DEUT	09/17/2026	(22,713)
1,811,917	USD	32,120,000	MXN	BNP	09/17/2026	(35,103)
13,268,187	USD	232,547,000	MXN	UBS	09/17/2026	(104,135)

211

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,355,452	USD	2,325,000	NZD	ANZ	09/16/2026	$(16,030)
849,472	USD	2,895,000	PEN	MSC(1)	09/16/2026	(810)
509,517	USD	1,740,000	PEN	GSC	09/16/2026	(1,533)
1,584,763	USD	5,450,000	PEN	SCB	09/16/2026	(15,940)
357,455	USD	22,070,000	PHP	SSG	09/16/2026	(2,515)
2,918,527	USD	180,400,000	PHP	DEUT	09/16/2026	(23,865)
801,755	USD	2,980,000	PLN	BOA	09/16/2026	4,083
343,943	USD	1,295,000	PLN	BCLY	09/16/2026	(2,696)
760,644	USD	2,858,000	PLN	GSC	09/16/2026	(4,371)
983,605	USD	3,695,000	PLN	DEUT	09/16/2026	(5,454)
1,303,732	USD	4,899,000	PLN	SSG	09/16/2026	(7,608)
1,949,230	USD	7,335,000	PLN	CBK	09/16/2026	(14,166)
278,770	USD	1,015,000	PLN	MSC(1)	10/27/2026	7,061
1,311,517	USD	5,962,000	RON	BNP	09/16/2026	4,990
11,076	USD	51,000	RON	DEUT	09/16/2026	(100)
343,382	USD	1,570,000	RON	SGG	09/16/2026	(671)
142,152	USD	655,000	RON	MSC(1)	09/16/2026	(1,387)
1,057,602	USD	4,838,000	RON	CBK	09/16/2026	(2,609)
2,961,836	USD	13,582,000	RON	BOA	09/16/2026	(14,557)
2,564,124	USD	3,280,000	SGD	DEUT	09/16/2026	(2,218)
1,086,594	USD	1,395,000	SGD	CBK	09/16/2026	(4,885)
1,748,143	USD	2,250,000	SGD	UBS	09/16/2026	(12,305)
1,911,815	USD	62,750,000	THB	SCB	09/16/2026	25,581
277,105	USD	9,240,000	THB	DEUT	09/16/2026	(645)
663,646	USD	22,120,000	THB	BCLY	09/16/2026	(1,269)
833,493	USD	27,810,000	THB	CBK	09/16/2026	(2,461)
498,849	USD	16,700,000	THB	JPM	09/16/2026	(3,144)
1,504,188	USD	50,260,000	THB	BOA	09/16/2026	(6,602)
6,141,334	USD	341,495,000	TRY	BCLY	12/16/2026	(251,542)
1,575,052	USD	91,290,000	TRY	JPM	02/10/2027	(56,842)
2,066,869	USD	122,865,000	TRY	UBS	03/17/2027	(63,910)
3,666,614	USD	218,630,000	TRY	GSC	03/17/2027	(124,964)
309,864	USD	5,015,000	ZAR	BOA	08/26/2026	6,949
4,066,123	USD	67,203,000	ZAR	CBK	09/16/2026	13,512
1,110,573	USD	18,340,000	ZAR	BOA	09/16/2026	4,597
502,745	USD	8,360,000	ZAR	MSC(1)	09/16/2026	(1,397)
1,438,184	USD	24,090,000	ZAR	GSC	09/16/2026	(14,539)
1,684,717	USD	28,560,000	ZAR	HSBC	09/16/2026	(37,566)
1,049,985	USD	17,246,000	ZAR	JPM	12/18/2026	17,669
Total foreign currency contracts						$(3,928,192)

(1)	As of July 31, 2026, the counterparty had deposited in a segregated account securities with a value of $2,061,282 in connection with OTC derivatives.

Foreign Cross Currency Contracts Outstanding at July 31, 2026
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	20,873,321	GSC	08/28/2026	GBP	20,855,899	$17,422
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

212

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$901,724,365	$—	$901,724,365	$—
Convertible Bonds	138,297,391	—	138,297,391	—
Corporate Bonds	1,145,443,192	—	1,145,443,192	—
Foreign Government Obligations	260,571,259	—	260,571,259	—
Municipal Bonds	2,442,628	—	2,442,628	—
Senior Floating Rate Interests	494,821,104	—	494,577,339	243,765
U.S. Government Agencies	1,238,887,503	—	1,238,887,503	—
U.S. Government Securities	904,360,792	—	904,360,792	—
Common Stocks	1,308,208	314,676	993,532	—
Convertible Preferred Stocks	581,611	581,611	—	—
Preferred Stocks	33,848,033	33,848,033	—	—
Warrants	—	—	—	—
Short-Term Investments	269,059,468	107,879,062	161,180,406	—
Purchased Options	267,355	—	267,355	—
Foreign Currency Contracts(2)	2,642,566	—	2,642,566	—
Futures Contracts(2)	4,073,186	4,073,186	—	—
Swaps - Credit Default(2)	18,584	—	18,584	—
Swaps - Interest Rate(2)	5,299,615	—	5,299,615	—
Swaps- Total Return(2)	2,326,688	—	2,326,688	—
Total	$5,405,973,548	$146,696,568	$5,259,033,215	$243,765
Liabilities
Foreign Currency Contracts(2)	$(6,553,336)	$—	$(6,553,336)	$—
Futures Contracts(2)	(12,878,209)	(12,878,209)	—	—
Swaps - Credit Default(2)	(101,677)	—	(101,677)	—
Swaps - Interest Rate(2)	(463,810)	—	(463,810)	—
TBA Sale Commitments	(595,124,361)	—	(595,124,361)	—
Written Options	(579,459)	—	(579,459)	—
Total	$(615,700,852)	$(12,878,209)	$(602,822,643)	$—

(1)
For the period ended July 31, 2026, investments valued at $537,383 were transferred into Level 3 due the unavailability of active market pricing, and investments valued at
$11,732,518 were transferred out of Level 3 due to the availability of significant observable inputs.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2026 is not presented.

213

Hartford Sustainable Municipal Bond Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.3%
	Commercial Mortgage-Backed Securities - 2.3%
	FRETE Trust
$ 398,885	Series 2026-ML33, 4.51%, 10/25/2040(1)	$404,407
429,509	Series 2026-ML34, 4.63%, 12/25/2042(1)	437,588
704,512	Series 2026-ML35, 5.06%, 01/25/2043(1)	741,327
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $1,633,743)	$1,583,322
MUNICIPAL BONDS - 94.5%
	Alabama - 0.8%
565,000	Black Belt Energy Gas Dist, AL, Rev 5.00%, 10/01/2035	$582,297
	Arizona - 1.7%
	Maricopa County Industrial Dev Auth, AZ, Rev
775,000	3.00%, 09/01/2039	662,286
100,000	5.00%, 09/01/2042	101,494
200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	204,418
240,000	Tempe Industrial Dev Auth, AZ, Rev 4.00%, 12/01/2026	240,337
		1,208,535
	California - 4.2%
900,000	California Community Choice Financing Auth, CA, Rev 5.00%, 12/01/2055(1)	926,515
195,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	196,482
	California Municipal Finance Auth, CA, Rev,
500,000	(BAM) 4.00%, 05/15/2038	501,331
665,000	5.00%, 12/31/2031	682,129
290,000	5.63%, 11/01/2054(2)	290,579
150,000	Orange County Community Facs Dist, CA, Special Tax 5.00%, 08/15/2033	150,136
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	100,846
100,000	San Bernardino City Unified School Dist, CA, GO, (NPFG) 0.00%, 08/01/2027(3)	97,029
		2,945,047
	Colorado - 1.4%
200,000	Colorado Health Facs Auth, CO, Rev 4.00%, 12/01/2040	190,331
150,000	Denver City & County Housing Auth, CO, Rev 5.00%, 12/01/2045	151,331
120,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2029	124,832
500,000	Regional Transportation Dist, CO, Rev 4.00%, 07/15/2039	471,459
25,000	Vauxmont Metropolitan Dist, CO, GO, (AG) 5.00%, 12/15/2030	25,522
		963,475
	Connecticut - 0.8%
1,000,000	Aquarion Water Auth, CT, Rev 0.00%, 08/01/2053(3)	234,754
	Connecticut State Health & Educational Facs Auth, CT, Rev
60,000	5.00%, 07/01/2042	60,426
250,000	5.50%, 08/01/2056	263,996
		559,176
	District of Columbia - 0.2%
150,000	Dist of Columbia, DC, Rev 5.00%, 07/01/2042	148,164
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
	Florida - 3.4%
$ 135,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	$137,151
70,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	68,485
200,000	City of Port St. Lucie, FL, Special Assessment 4.00%, 07/01/2027	200,217
475,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	447,668
105,000	Polk County Industrial Dev Auth, FL, Rev 5.00%, 01/01/2029	106,716
750,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	614,550
750,000	USF Financing Corp., FL, Rev 5.00%, 07/01/2037	827,425
		2,402,212
	Georgia - 1.8%
55,000	Georgia Housing & Finance Auth, GA, Rev 5.00%, 12/01/2042	57,657
	Main Street Natural Gas, Inc., GA, Rev
170,000	5.00%, 05/15/2032	174,332
315,000	5.50%, 09/15/2028	328,781
	Municipal Electric Auth of Georgia, GA, Rev
100,000	5.00%, 01/01/2028	100,508
235,000	5.00%, 01/01/2033	251,108
350,000	5.00%, 07/01/2052	352,009
		1,264,395
	Illinois - 10.4%
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
255,000	5.25%, 04/01/2036	272,249
100,000	5.75%, 04/01/2035	101,127
	Chicago Board of Education, IL, GO
150,000	5.00%, 12/01/2027	151,399
500,000	5.00%, 12/01/2041	472,007
200,000	5.00%, 12/01/2046	180,829
500,000	5.25%, 12/01/2036	503,991
140,000	5.25%, 12/01/2039	136,368
865,000	City of Granite City, IL, Rev 1.25%, 05/01/2027	845,162
185,000	County of Cook, IL, GO 5.00%, 11/15/2031	198,050
	Illinois Finance Auth, IL, Rev
115,000	5.00%, 08/15/2033	121,694
150,000	5.00%, 10/01/2041	147,093
	Illinois Housing Dev Auth, IL, Rev,
185,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	195,099
290,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2055	316,273
	Metropolitan Pier & Exposition Auth, IL, Rev
105,000	0.00%, 12/15/2042(4)	79,917
200,000	5.00%, 12/15/2045	201,948
1,000,000	Rock Island County School Dist No. 41 Rock Island, IL, GO, (AG) 5.00%, 01/01/2043	1,032,975
1,000,000	Sales Tax Securitization Corp., IL, Rev 5.00%, 01/01/2036	1,042,527
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
295,000	(AG) 5.00%, 01/01/2033	320,115
300,000	(AG) 5.00%, 01/01/2034	327,315
	State of Illinois, IL, GO
50,000	5.00%, 02/01/2027	50,515
330,000	5.00%, 10/01/2031	350,360
315,000	5.00%, 12/01/2034	320,310
		7,367,323
	Indiana - 2.1%
76,521	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	70,184
1,000,000	Indiana Finance Auth, IN, Rev 5.00%, 10/01/2042	1,054,570

214

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
	Indiana - 2.1% - (continued)
$ 60,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA) 3.25%, 07/01/2049	$59,706
325,000	Indiana Secondary Market for Education Loans, Inc., IN, Rev 5.00%, 06/01/2034	335,052
		1,519,512
	Iowa - 0.6%
	Iowa Student Loan Liquidity Corp., IA, Rev
180,000	5.00%, 12/01/2032	189,343
245,000	5.00%, 12/01/2033	258,292
		447,635
	Kansas - 1.6%
1,000,000	Johnson & Miami Counties Unified School Dist No. 230 Spring Hills, KS, GO, (AG) 6.00%, 09/01/2045	1,118,790
	Kentucky - 0.7%
500,000	Kentucky Municipal Power Agency, KY, Rev, (AG) 4.00%, 09/01/2042	472,247
	Louisiana - 3.6%
325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	310,790
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
100,000	5.75%, 11/15/2030	100,298
100,000	6.00%, 11/15/2030	100,317
	Louisiana Public Facs Auth, LA, Rev
1,000,000	5.25%, 05/15/2050	1,030,669
1,000,000	(AG) 5.25%, 07/01/2050	1,032,628
		2,574,702
	Maryland - 1.9%
500,000	Maryland Health & Higher Educational Facs Auth, MD, Rev 5.25%, 07/01/2045	516,131
810,000	Maryland Stadium Auth, MD, Rev, (ST INTERCEPT) 5.00%, 05/01/2050	843,255
		1,359,386
	Massachusetts - 5.2%
	Massachusetts Dev Finance Agency, MA, Rev
305,000	5.00%, 01/01/2027	306,674
355,000	5.00%, 06/01/2034	390,011
105,000	5.00%, 07/01/2034	105,033
15,000	5.00%, 06/01/2035	16,535
1,000,000	5.00%, 07/01/2035	1,000,264
150,000	5.00%, 07/01/2037	148,232
150,000	5.00%, 07/01/2044	145,584
100,000	5.00%, 10/01/2047(2)	98,817
500,000	5.00%, 07/01/2050	508,062
200,000	5.50%, 12/01/2056	210,235
	Massachusetts Housing Finance Agency, MA, Rev,
230,000	(FHLMC), (FNMA), (GNMA) 3.50%, 06/01/2027	230,106
520,000	(FHLMC), (FNMA), (GNMA) 3.55%, 12/01/2027	520,387
		3,679,940
	Michigan - 3.7%
1,000,000	Clarkston Community Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2047	1,037,466
	Michigan Finance Auth, MI, Rev
165,000	5.00%, 11/01/2034	170,253
100,000	5.00%, 05/15/2038	100,266
850,000	5.50%, 02/28/2057	869,030
400,000	Michigan State Housing Dev Auth, MI, Rev 3.20%, 06/01/2028	400,781
		2,577,796
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
	Minnesota - 0.1%
$ 72,795	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	$62,806
	Mississippi - 0.6%
400,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2037	409,562
	Montana - 0.2%
20,000	Montana Board of Housing, MT, Rev, (FHA), (HUD), (VA) 4.25%, 12/01/2045	20,040
150,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2033	151,083
		171,123
	Nevada - 0.6%
150,000	City of Reno, NV, Rev, (AG) 5.00%, 06/01/2033	155,269
250,000	Clark County School Dist, NV, GO, (AG) 4.00%, 06/15/2036	251,201
		406,470
	New Hampshire - 2.9%
	New Hampshire Business Finance Auth, NH, Rev
300,000	5.00%, 08/01/2035(5)	322,005
425,000	5.00%, 08/01/2036(5)	455,711
185,000	5.10%, 12/20/2042	189,230
750,000	5.25%, 06/01/2043	785,704
295,000	(BAM) 5.25%, 06/01/2051	303,176
		2,055,826
	New Mexico - 0.4%
205,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2039	202,765
90,000	New Mexico Mortgage Finance Auth, NM, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	90,336
		293,101
	New York - 5.9%
280,000	City of New York, NY, GO 5.00%, 02/01/2041	296,085
428,018	FHLMC Multifamily VRD Certificates, NY, Rev 4.60%, 06/25/2042(1)	421,110
300,000	Metropolitan Transportation Auth Dedicated Tax Fund, NY, Rev 5.00%, 11/15/2036	301,204
	Metropolitan Transportation Auth, NY, Rev
200,000	5.00%, 11/15/2033	214,113
500,000	5.00%, 11/15/2045	509,001
400,000	5.00%, 11/15/2048	403,227
500,000	New York City Health & Hospitals Corp., NY, Rev 5.00%, 02/15/2042	536,991
305,000	New York City Municipal Water Finance Auth, NY, Rev 5.50%, 06/15/2039	348,465
1,000,000	New York State Dormitory Auth, NY, Rev 3.00%, 03/15/2041	826,032
50,000	New York Transportation Dev Corp., NY, Rev, (AG) 5.25%, 06/30/2039	52,863
355,000	Triborough Bridge & Tunnel Auth, NY, Rev 0.00%, 11/15/2036(3)	236,999
		4,146,090
	North Carolina - 1.4%
95,000	Nash Health Care Systems, NC, Rev 5.00%, 02/01/2032	101,841
120,000	North Carolina Housing Finance Agency, NC, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	132,375
	North Carolina Medical Care Commission, NC, Rev
175,000	4.00%, 09/01/2033	174,747
185,000	4.00%, 09/01/2034	183,888
250,000	5.00%, 01/01/2031	249,575

215

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
	North Carolina - 1.4% - (continued)
$ 30,000	5.00%, 01/01/2039	$28,326
120,000	5.00%, 01/01/2044	120,770
		991,522
	Ohio - 1.5%
250,000	American Municipal Power, Inc., OH, Rev 5.00%, 02/15/2040	264,972
150,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AG) 5.00%, 11/15/2030	154,993
60,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2035	63,087
415,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	417,058
180,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	178,442
		1,078,552
	Oregon - 0.7%
480,000	Columbia County School Dist No. 502, OR, GO, (SCH BD GTY) 0.00%, 06/15/2050(3)	124,429
160,000	Lincoln County School Dist, OR, GO, (SCH BD GTY) 5.00%, 06/15/2035(1)(4)	179,994
40,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(3)	24,408
35,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(3)	20,844
20,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	20,037
210,000	Umatilla County School Dist No. 8R Hermiston, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(3)	123,192
		492,904
	Pennsylvania - 5.5%
300,000	City of Philadelphia, PA, GO 5.00%, 02/01/2039	310,859
750,000	Coatesville School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	784,995
110,000	Doylestown Hospital Auth, PA, Rev 5.38%, 07/01/2039(2)	118,130
260,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AG) 5.00%, 07/01/2036	276,162
	Lancaster County Hospital Auth, PA, Rev
400,000	5.00%, 07/01/2032	400,443
100,000	5.13%, 07/01/2037	98,949
215,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2051	175,773
200,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 4.00%, 05/15/2040	187,714
393,253	Pennsylvania Housing Finance Agency, PA, Rev 5.50%, 10/01/2053	411,609
1,000,000	School Dist of Philadelphia, PA, GO, (ST AID WITHHLDG) 5.25%, 09/01/2036	1,096,270
		3,860,904
	Puerto Rico - 0.8%
	Puerto Rico Sales Tax Financing Corp., PR, Rev
400,000	4.33%, 07/01/2040	390,558
175,000	5.00%, 07/01/2058	168,139
		558,697
	Rhode Island - 4.6%
	Rhode Island Health & Educational Building Corp., RI, Rev,
500,000	(AG) 5.00%, 07/01/2050	492,581
1,000,000	(BAM), (ST AID WITHHLDG) 5.25%, 05/15/2042	1,065,628
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
	Rhode Island - 4.6% - (continued)
$ 20,000	(AG) 5.63%, 07/01/2065	$20,013
	Rhode Island Student Loan Auth, RI, Rev
110,000	5.00%, 12/01/2027	112,493
460,000	5.00%, 12/01/2028	476,469
1,000,000	5.00%, 12/01/2031	1,057,373
		3,224,557
	South Carolina - 4.1%
	South Carolina Jobs-Economic Dev Auth, SC, Rev
575,000	5.00%, 10/01/2035	618,632
615,000	5.00%, 11/01/2035	666,473
	South Carolina Public Service Auth, SC, Rev
200,000	4.00%, 12/01/2035	199,806
200,000	4.00%, 12/01/2038	193,987
	South Carolina State Housing Finance & Dev Auth, SC, Rev
665,000	5.75%, 01/01/2054	713,405
445,000	(FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	495,572
		2,887,875
	South Dakota - 0.3%
	South Dakota Housing Dev Auth, SD, Rev
85,000	4.00%, 11/01/2049	85,418
110,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	115,677
		201,095
	Tennessee - 0.7%
100,000	Knox County Health Educational & Housing Facility Board, TN, Rev, (BAM) 5.00%, 07/01/2037	106,773
235,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev 5.00%, 05/01/2035	251,899
110,000	Tennessee Energy Acquisition Corp., TN, Rev 5.25%, 09/01/2026	110,161
		468,833
	Texas - 6.8%
150,000	Arlington Higher Education Finance Corp., TX, Rev, (PSF-GTD) 4.00%, 08/15/2030	150,062
	Central Texas Regional Mobility Auth, TX, Rev
315,000	4.00%, 01/01/2036	316,773
600,000	4.00%, 01/01/2040	575,823
1,000,000	5.00%, 01/01/2046	1,022,150
500,000	Central Texas Turnpike System, TX, Rev 5.00%, 08/15/2032	546,859
500,000	Dallas Fort Worth International Airport, TX, Rev 5.25%, 11/01/2043	527,727
240,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2031	251,387
100,000	New Hope Cultural Education Facs Finance Corp., TX, Rev 5.00%, 11/01/2031	97,754
130,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2031	136,118
1,000,000	Texarkana Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2041	965,257
225,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA) 3.00%, 03/01/2050	168,110
60,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(3)	34,604
		4,792,624
	Utah - 0.2%
175,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	177,627

216

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
	Vermont - 1.3%
$ 875,000	Vermont Student Assistance Corp., VT, Rev 5.00%, 06/15/2030	$901,199
	Virginia - 2.4%
375,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	376,941
	Virginia Small Business Financing Auth, VA, Rev
635,000	4.00%, 07/01/2031	635,978
500,000	4.00%, 01/01/2039	496,743
170,000	5.00%, 12/31/2047	170,714
		1,680,376
	Washington - 2.5%
	King County Housing Auth, WA, Rev
100,000	5.00%, 01/01/2034	105,820
115,000	5.00%, 07/01/2034	121,742
60,000	5.00%, 01/01/2035	63,235
100,000	5.00%, 07/01/2035	105,464
145,000	Seattle Housing Auth, WA, Rev 5.00%, 12/01/2029	150,174
475,000	Washington Health Care Facs Auth, WA, Rev 5.00%, 10/01/2042	475,039
710,000	Washington State Housing Finance Commission, WA, Rev, (BAM) 5.25%, 07/01/2064(2)	710,727
		1,732,201
	Wisconsin - 6.8%
	Public Finance Auth, WI, Rev
410,000	4.00%, 05/01/2036	401,224
415,000	4.00%, 10/01/2046(1)	421,324
500,000	(AG) 4.00%, 07/01/2059	408,273
84,931	4.55%, 12/05/2040(1)	81,748
200,000	5.00%, 10/01/2043(2)	197,353
95,000	5.00%, 10/01/2044	95,747
150,000	(AG) 5.00%, 07/01/2048	148,940
750,000	5.00%, 06/01/2055	735,845
285,000	5.25%, 06/15/2035	305,331
100,000	Wisconsin Center Dist, WI, Rev, (AG) 0.00%, 12/15/2029(3)	88,992
	Wisconsin Health & Educational Facs Auth, WI, Rev
335,000	4.00%, 01/01/2037	323,999
255,000	4.00%, 08/15/2046	219,414
195,000	5.00%, 11/01/2035	208,634
100,000	5.75%, 08/15/2059	102,619
	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev
750,000	4.30%, 09/01/2041	733,800
305,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2054	325,453
		4,798,696
	Wyoming - 0.1%
65,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054	69,654
	Total Municipal Bonds (cost $68,906,447)	$66,652,926
U.S. GOVERNMENT AGENCIES - 0.7%
	Mortgage-Backed Agencies - 0.7%
	Federal Home Loan Mortgage Corp. - 0.7%
549,346	3.15%, 10/15/2036	$484,327
	Total U.S. Government Agencies (cost $557,489)	$484,327
	Total Long-Term Investments (cost $71,097,679)	$68,720,575
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 298,006
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at 3.64%, due
on 08/03/2026 with a maturity value of
$298,096; collateralized by U.S. Treasury
Note at 4.25%, maturing 07/31/2028, with a
market value of $303,976
			$298,006
	Total Short-Term Investments (cost $298,006)		$298,006
	Total Investments (cost $71,395,685)	97.9%	$69,018,581
	Other Assets and Liabilities	2.1%	1,488,183
	Net Assets	100.0%	$70,506,764
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$1,415,606, representing 2.0% of net assets.

(3)	Security is a zero-coupon bond.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $781,047 at July 31, 2026.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

217

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$1,583,322	$—	$1,583,322	$—
Municipal Bonds	66,652,926	—	66,652,926	—
U.S. Government Agencies	484,327	—	484,327	—
Short-Term Investments	298,006	—	298,006	—
Total	$69,018,581	$—	$69,018,581	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.

218

The Hartford Total Return Bond Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9%
	Asset-Backed - Automobile - 0.8%
	American Credit Acceptance Receivables Trust
$ 1,205,000	Series 2026-2, 4.50%, 10/08/2030(1)	$1,200,314
4,985,000	Series 2026-3, 5.49%, 03/08/2033(1)	4,981,197
1,185,000	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A, 5.58%, 12/20/2030(1)	1,192,821
2,225,000	CarMax Select Receivables Trust Series 2026-B, 5.19%, 10/15/2032	2,223,766
2,780,000	Credit Acceptance Auto Loan Trust Series 2024-2A, 6.11%, 08/15/2034(1)	2,816,792
	Exeter Automobile Receivables Trust
3,230,000	Series 2025-5A, 5.16%, 03/15/2032	3,204,678
3,390,000	Series 2026-3A, 5.44%, 10/15/2032	3,379,360
1,190,000	First Investors Auto Owner Trust Series 2026-1A, 5.38%, 07/15/2032(1)	1,189,897
2,885,000	Hertz Vehicle Financing III LLC Series 2025-2A, 5.13%, 09/25/2031(1)	2,867,045
1,403,682	Prestige Auto Receivables Trust Series 2024-2A, 4.56%, 02/15/2029(1)	1,403,112
1,442,551	Santander Bank Auto Credit-Linked Notes Series 2024-B, 4.97%, 01/18/2033(1)	1,445,257
1,665,000	SFS Auto Receivables Securitization Trust Series 2023-1A, 5.71%, 01/22/2030(1)	1,682,342
7,221,000	Westlake Automobile Receivables Trust Series 2026-2A, 5.25%, 03/15/2032(1)	7,177,173
		34,763,754
	Asset-Backed - Finance & Insurance - 2.0%
2,940,000	AASET Ltd. Series 2026-1A, 5.65%, 07/16/2051(1)	2,927,290
	Aquarian CLO 1 Ltd.
4,250,000	Series 1A, 5.55%, 07/20/2039, 3 mo. USD Term SOFR + 1.70%(1)(2)	4,251,509
4,304,000	Series 1A, 5.85%, 07/20/2039, 3 mo. USD Term SOFR + 2.00%(1)(2)	4,319,628
4,904,274	Castlelake Aircraft Structured Trust Series 2026-2A, 5.33%, 04/15/2051(1)	4,849,307
3,805,000	DB Master Finance LLC Series 2026-1A, 5.20%, 05/20/2056(1)	3,775,255
7,768,279	Eclipse Aircraft LLC Series 2026-1, 5.63%, 05/15/2051(1)	7,717,304
3,000,000	Golub Capital Partners CLO 60B Ltd. Series 2022-60A, 5.56%, 10/25/2034, 3 mo. USD Term SOFR + 1.75%(1)(2)	3,001,932
3,580,000	Kinetic ABS Issuer LLC Series 2026-2A, 5.83%, 06/25/2058(1)	3,569,021
3,930,000	MAPS Trust Series 2026-2A, 5.52%, 06/15/2051(1)	3,886,055
5,575,000	Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, 5.64%, 07/16/2036, 3 mo. USD Term SOFR + 1.85%(1)(2)	5,579,243
7,425,000	Palmer Square CLO Ltd. Series 2018-1A, 5.33%, 04/18/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	7,427,331
2,415,000	PK ALIFT Loan Funding 8 LP Series 2026-1, 4.61%, 09/15/2043(1)	2,349,360
1,420,000	PK ALIFT Loan Funding 9 LP Series 2026-2, 5.38%, 02/15/2044(1)	1,414,080
	Progress Residential Trust
370,000	Series 2026-SFR3, 4.20%, 07/17/2043(1)	344,370
1,795,000	Series 2026-SFR3, 4.25%, 07/17/2043(1)	1,652,823
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9% - (continued)
	Asset-Backed - Finance & Insurance - 2.0% - (continued)
$ 8,400,000	RR 28 Ltd. Series 2024-28RA, 5.75%, 04/15/2041, 3 mo. USD Term SOFR + 2.00%(1)(2)	$8,442,176
6,967,747	Slam Ltd. Series 2026-1A, 5.55%, 07/15/2051(1)	6,927,041
	STAR Trust
4,610,000	Series 2026-SFR8, 5.17%, 09/17/2043, 1 mo. USD Term SOFR + 1.50%(1)(2)	4,609,983
2,195,000	Series 2026-SFR7, 5.38%, 05/17/2043, 1 mo. USD Term SOFR + 1.70%(1)(2)	2,197,505
1,220,000	Series 2026-SFR7, 5.68%, 05/17/2043, 1 mo. USD Term SOFR + 2.00%(1)(2)	1,222,305
3,065,000	Tricon Trust Series 2026-SFR2, 5.08%, 06/17/2043, 1 mo. USD Term SOFR + 1.40%(1)(2)	3,064,431
2,320,000	VB-S1 Issuer LLC Series 2026-1A, 4.69%, 03/15/2056(1)	2,248,433
		85,776,382
	Asset-Backed - Home Equity - 0.3%
1,031,067	COOPR Residential Mortgage Trust Series 2026-CES1, 4.87%, 02/25/2061(1)(3)	1,014,729
809,824	FIGRE Trust Series 2026-HE1, 4.98%, 01/25/2056(1)(2)	796,057
8,554,407	Finance of America Structured Securities Trust Series 2026-PC1, 4.50%, 01/25/2076(1)(2)	8,219,792
1,712,977	OBX Trust Series 2026-CES1, 5.19%, 04/25/2056(1)(3)	1,697,183
		11,727,761
	Asset-Backed - Manufactured Housing - 0.0%
1,048,098	Cascade MH Asset Trust Series 2021-MH1, 1.75%, 02/25/2046(1)	938,826
	Asset-Backed - Student Loan - 0.1%
	Navient Private Education Refi Loan Trust
2,022,529	Series 2021-FA, 1.11%, 02/18/2070(1)	1,782,123
2,489,110	Series 2023-A, 5.51%, 10/15/2071(1)	2,513,724
		4,295,847
	Commercial Mortgage-Backed Securities - 6.4%
3,215,000	1211 Avenue of the Americas Trust Series 2015-1211, 3.90%, 08/10/2035(1)	3,110,512
	280 Park Avenue Mortgage Trust
930,000	Series 2017-280P, 5.05%, 09/15/2034, 1 mo. USD Term SOFR + 1.38%(1)(2)	927,675
3,362,000	Series 2017-280P, 6.09%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	3,343,089
2,835,000	ACREC LLC Series 2026-FL4, 5.27%, 01/18/2043, 1 mo. USD Term SOFR + 1.60%(1)(2)	2,835,881
2,850,000	ALA Trust Series 2025-OANA, 5.42%, 06/15/2040, 1 mo. USD Term SOFR + 1.74%(1)(2)	2,860,687
892,000	AREIT Ltd. Series 2026-CRE12, 5.00%, 02/18/2044, 1 mo. USD Term SOFR + 1.35%(1)(2)	893,673
3,095,000	AREIT Trust Series 2025-CRE11, 5.43%, 07/25/2043, 1 mo. USD Term SOFR + 1.75%(1)(2)	3,094,995
1,474,027	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, 3.11%, 11/05/2032(1)	1,461,678
	BBCMS Mortgage Trust
6,535,000	Series 2020-C7, 0.96%, 04/15/2053(2)(4)	212,466

219

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9% - (continued)
	Commercial Mortgage-Backed Securities - 6.4% - (continued)
$ 15,886,360	Series 2024-C28, 1.11%, 09/15/2057(2)(4)	$1,082,152
16,343,586	Series 2025-C32, 1.12%, 02/15/2062(2)(4)	1,233,467
16,558,506	Series 2017-C1, 1.43%, 02/15/2050(2)(4)	16,549
13,976,961	Series 2024-C24, 1.62%, 02/15/2057(2)(4)	1,174,115
1,640,000	Series 2022-C15, 3.66%, 04/15/2055(2)	1,489,814
1,565,000	Series 2026-5C40, 5.78%, 02/15/2059(2)	1,567,850
2,970,000	Series 2026-5C42, 5.90%, 06/15/2059	3,026,439
2,826,000	Series 2026-5C42, 6.23%, 06/15/2059(2)	2,824,841
	BDS LLC
7,405,000	Series 2026-FL18, 5.12%, 02/19/2044, 1 mo. USD Term SOFR + 1.50%(1)(2)	7,407,299
3,680,000	Series 2026-FL17, 5.22%, 05/19/2043, 1 mo. USD Term SOFR + 1.55%(1)(2)	3,681,152
2,035,000	Series 2026-FL18, 5.52%, 02/19/2044, 1 mo. USD Term SOFR + 1.90%(1)(2)	2,035,881
	Benchmark Mortgage Trust
9,914,436	Series 2018-B4, 0.46%, 07/15/2051(2)(4)	82,745
39,240,105	Series 2018-B3, 0.56%, 04/10/2051(2)(4)	289,439
32,709,053	Series 2023-B39, 0.57%, 07/15/2056(2)(4)	1,038,025
29,577,137	Series 2018-B8, 0.61%, 01/15/2052(2)(4)	316,653
6,996,974	Series 2019-B12, 0.99%, 08/15/2052(2)(4)	146,517
9,861,181	Series 2023-B40, 1.17%, 12/15/2056(2)(4)	460,593
18,820,738	Series 2019-B10, 1.22%, 03/15/2062(2)(4)	502,999
13,925,656	Series 2020-B22, 1.49%, 01/15/2054(2)(4)	720,717
4,864,963	Series 2020-B18, 1.75%, 07/15/2053(2)(4)	238,924
4,500,000	Series 2019-B15, 2.93%, 12/15/2072	4,166,170
2,990,000	Series 2019-B9, 4.02%, 03/15/2052	2,907,226
1,775,000	Series 2026-V20, 5.44%, 02/15/2059	1,772,214
1,805,000	Series 2026-V20, 5.69%, 02/15/2059(2)	1,799,675
20,905,646	BMO Mortgage Trust Series 2024-C9, 0.86%, 07/15/2057(2)(4)	1,197,954
5,225,000	BOCA Commercial Mortgage Trust Series 2025-BOCA, 5.58%, 12/15/2042, 1 mo. USD Term SOFR + 1.90%(1)(2)	5,234,667
4,775,000	BOS Trust Series 2026-LYRK, 5.46%, 05/11/2041(1)(2)	4,686,889
	BPR Trust
3,270,000	Series 2024-PMDW, 5.85%, 11/05/2041(1)(2)	3,289,141
7,425,000	Series 2023-BRK2, 7.62%, 10/05/2038(1)(2)	7,573,830
2,170,000	BSTN Commercial Mortgage Trust Series 2025-HUB, 4.90%, 04/13/2041(1)(2)	2,131,633
	BX Commercial Mortgage Trust
19,703,711	Series 2026-ALOHA, 5.23%, 04/15/2043, 1 mo. USD Term SOFR + 1.55%(1)(2)	19,729,936
5,210,000	Series 2026-CSMO, 5.38%, 02/15/2043, 1 mo. USD Term SOFR + 1.70%(1)(2)	5,246,152
	BX Trust
2,490,000	Series 2026-CART, 5.03%, 02/15/2036, 1 mo. USD Term SOFR + 1.35%(1)(2)	2,486,886
5,510,000	Series 2026-CLS, 5.08%, 05/15/2043, 1 mo. USD Term SOFR + 1.40%(1)(2)	5,520,338
1,846,269	Series 2026-CIP, 5.13%, 05/15/2038, 1 mo. USD Term SOFR + 1.45%(1)(2)	1,849,731
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9% - (continued)
	Commercial Mortgage-Backed Securities - 6.4% - (continued)
$ 1,835,000	Series 2026-RISE, 5.13%, 04/15/2041, 1 mo. USD Term SOFR + 1.45%(1)(2)	$1,837,869
3,125,000	Series 2025-ARIA, 5.18%, 12/13/2042(1)(2)	3,088,924
1,875,000	Series 2026-ORBT, 5.23%, 07/15/2043, 1 mo. USD Term SOFR + 1.55%(1)(2)	1,879,663
1,389,460	Series 2026-CIP, 5.33%, 05/15/2038, 1 mo. USD Term SOFR + 1.65%(1)(2)	1,392,934
3,645,000	Series 2025-GW, 5.53%, 07/15/2042, 1 mo. USD Term SOFR + 1.85%(1)(2)	3,657,525
2,600,000	BXMT Ltd. Series 2026-FL6, 5.12%, 08/19/2043, 1 mo. USD Term SOFR + 1.45%(1)(2)	2,600,689
2,385,617	Cantor Commercial Real Estate Lending Series 2019-CF1, 1.11%, 05/15/2052(2)(4)	47,864
1,600,000	CENT Series 2025-CITY, 4.92%, 07/10/2040(1)(2)	1,585,688
	Commercial Mortgage Trust
1,291,000	Series 2022-HC, 2.82%, 01/10/2039(1)	1,263,745
1,320,000	Series 2022-HC, 3.90%, 01/10/2039(1)(2)	1,252,477
2,711,000	Series 2024-CBM, 6.51%, 12/10/2041(1)(2)	2,742,383
100,560	CSAIL Commercial Mortgage Trust Series 2016-C6, 1.38%, 01/15/2049(2)(4)	1
4,025,153	DBJPM Mortgage Trust Series 2020-C9, 1.58%, 09/15/2053(2)(4)	157,499
	DC Trust
1,410,000	Series 2024-HLTN, 5.73%, 04/13/2040(1)(2)	1,407,460
705,000	Series 2024-HLTN, 7.04%, 04/13/2040(1)(2)	696,723
	Extended Stay America Trust
5,274,862	Series 2026-ESH2, 5.08%, 02/15/2043, 1 mo. USD Term SOFR + 1.40%(1)(2)	5,288,049
972,765	Series 2025-ESH, 5.28%, 10/15/2042, 1 mo. USD Term SOFR + 1.60%(1)(2)	975,197
2,140,863	Series 2026-ESH2, 6.58%, 02/15/2043, 1 mo. USD Term SOFR + 2.90%(1)(2)	2,155,581
	FREMF Mortgage Trust
440,000	Series 2017-K69, 3.73%, 10/25/2049(1)(2)	433,463
230,000	Series 2017-K68, 3.84%, 10/25/2049(1)(2)	226,669
1,110,000	FS Commercial Mortgage Trust Series 2026-PALM, 5.35%, 07/15/2041, 1 mo. USD Term SOFR + 1.70%(1)(2)	1,111,388
4,285,000	GS Mortgage Securities Corp. II Series 2024-70P, 5.70%, 03/10/2041(1)(2)	4,247,070
1,445,442	GS Mortgage Securities Corp. Trust Series 2012-BWTR, 2.95%, 11/05/2034(1)	1,340,879
	GS Mortgage Securities Trust
2,300,971	Series 2019-GC40, 3.04%, 07/10/2052	2,260,061
1,186,932	Series 2014-GC20, 4.94%, 04/10/2047(1)(2)	890,151
1,340,000	GS REFT Issuer Ltd. Series 2026-FL1, 5.32%, 10/19/2043, 1 mo. USD Term SOFR + 1.65%(1)(2)	1,341,256
1,322,430	HIH Trust Series 2024-61P, 6.02%, 10/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	1,325,736
	HTL Commercial Mortgage Trust
1,990,000	Series 2024-T53, 6.56%, 05/10/2039(1)(2)	1,999,194

220

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9% - (continued)
	Commercial Mortgage-Backed Securities - 6.4% - (continued)
$ 1,095,000	Series 2024-T53, 7.09%, 05/10/2039(1)(2)	$1,101,200
	INT Commercial Mortgage Trust
2,290,000	Series 2025-PLAZA, 4.88%, 11/05/2037(1)(2)	2,262,179
440,000	Series 2025-PLAZA, 5.17%, 11/05/2037(1)(2)	435,015
	JP Morgan Chase Commercial Mortgage Securities Trust
1,770,000	Series 2020-NNN, 2.81%, 01/16/2037(1)	1,593,000
730,000	Series 2012-LC9, 3.57%, 12/15/2047(1)(2)	596,753
645,000	Series 2024-OMNI, 5.80%, 10/05/2039(1)(2)	644,818
535,000	JW Commercial Mortgage Trust Series 2026-MRCO, 5.38%, 06/15/2039, 1 mo. USD Term SOFR + 1.70%(1)(2)	536,672
8,960,000	KRE Commercial Mortgage Trust Series 2026-ICNA, 5.53%, 05/15/2043, 1 mo. USD Term SOFR + 1.85%(1)(2)	8,971,075
2,130,000	KSL Commercial Mortgage Trust Series 2026-HT3, 5.48%, 06/15/2043, 1 mo. USD Term SOFR +1.80%(1)(2)	2,133,965
6,145,000	MAD Commercial Mortgage Trust Series 2025-11MD, 5.10%, 10/15/2042(1)(2)	6,070,401
4,415,000	MF1 Ltd. Series 2022-FL8, 5.42%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	4,411,062
	Morgan Stanley Capital I Trust
1,816,233	Series 2017-H1, 1.25%, 06/15/2050(2)(4)	10,943
5,280,000	Series 2014-150E, 3.91%, 09/09/2032(1)	4,995,646
885,000	Series 2011-C3, 4.91%, 07/15/2049(1)(2)	878,490
4,498,881	MSWF Commercial Mortgage Trust Series 2023-2, 0.92%, 12/15/2056(2)(4)	228,188
	MTN Commercial Mortgage Trust
850,000	Series 2026-LPFX, 5.28%, 05/15/2043(1)(2)	837,595
570,000	Series 2026-LPFX, 5.57%, 05/15/2043(1)(2)	565,196
	Natixis Commercial Mortgage Securities Trust
1,187,000	Series 2018-SOX, 4.40%, 06/17/2038(1)	1,159,223
1,800,000	Series 2018-SOX, 4.77%, 06/17/2038(1)(2)	1,740,929
735,000	NRTH Commercial Mortgage Trust Series 2025-PARK, 5.32%, 10/15/2040, 1 mo. USD Term SOFR + 1.64%(1)(2)	736,838
	NYC Commercial Mortgage Trust
1,335,000	Series 2026-1PARK, 4.96%, 02/15/2043, 1 mo. USD Term SOFR + 1.25%(1)(2)	1,335,000
570,000	Series 2026-1PARK, 5.21%, 02/15/2043, 1 mo. USD Term SOFR + 1.50%(1)(2)	568,845
7,720,000	Series 2025-3BP, 5.37%, 02/15/2042, 1 mo. USD Term SOFR + 1.69%(1)(2)	7,724,825
6,755,000	RFR Trust Series 2025-SGRM, 5.67%, 03/11/2041(1)(2)	6,745,422
5,770,000	SG Commercial Mortgage Securities Trust Series 2020-COVE, 2.63%, 03/15/2037(1)	5,588,315
3,650,000	SHOPS Commercial Mortgage Trust Series 2026-CSTL, 4.81%, 05/05/2039(1)(2)	3,597,006
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9% - (continued)
	Commercial Mortgage-Backed Securities - 6.4% - (continued)
$ 11,910,000	SHR Trust Series 2024-LXRY, 6.13%, 10/15/2041, 1 mo. USD Term SOFR + 2.45%(1)(2)	$11,932,303
1,885,000	SPGN Trust Series 2026-TFLM, 5.08%, 02/15/2041, 1 mo. USD Term SOFR + 1.40%(1)(2)	1,876,748
1,340,000	TEXAS Commercial Mortgage Trust Series 2025-TWR, 5.27%, 04/15/2042, 1 mo. USD Term SOFR + 1.59%(1)(2)	1,340,000
3,177,627	UBS Commercial Mortgage Trust Series 2017-C2, 1.01%, 08/15/2050(2)(4)	20,457
	Wells Fargo Commercial Mortgage Trust
28,460,905	Series 2024-C63, 1.00%, 08/15/2057(2)(4)	1,846,993
214,611	Series 2015-NXS1, 3.75%, 05/15/2048(2)	193,695
1,005,000	Series 2026-1250B, 4.97%, 03/10/2041(1)(2)	987,819
	Wells Fargo NA
20,075,697	Series 2019-BN22, 0.58%, 11/15/2062(2)(4)	329,366
10,203,439	Series 2019-BN24, 0.63%, 11/15/2062(2)(4)	190,149
17,705,727	Series 2019-BN23, 0.68%, 12/15/2052(2)(4)	328,307
23,835,567	Series 2017-BNK8, 0.70%, 11/15/2050(2)(4)	123,716
18,679,127	Series 2019-BN20, 0.80%, 09/15/2062(2)(4)	391,382
35,416,332	Series 2020-BN25, 0.87%, 01/15/2063(2)(4)	830,995
20,226,589	Series 2019-BN18, 0.88%, 05/15/2062(2)(4)	430,660
1,717,805	Series 2019-BN17, 1.00%, 04/15/2052(2)(4)	36,953
5,955,888	Series 2023-5YR4, 1.00%, 12/15/2056(2)(4)	109,208
8,435,838	Series 2023-BNK45, 1.07%, 02/15/2056(2)(4)	427,068
26,010,098	Series 2024-BNK48, 1.14%, 10/15/2057(2)(4)	1,917,727
36,063,194	Series 2020-BN28, 1.76%, 03/15/2063(2)(4)	2,080,810
5,792,000	Series 2026-5YR20, 5.54%, 02/15/2059	5,748,174
345,000	WFRBS Commercial Mortgage Trust Series 2011-C4, 5.00%, 06/15/2044(1)(2)	301,796
4,675,000	WHARF Commercial Mortgage Trust Series 2025-DC, 5.35%, 07/15/2040(1)(2)	4,702,252
		266,490,586
	Other Asset-Backed Securities - 4.8%
92,708	AASET Trust Series 2020-1A, 3.35%, 01/16/2040(1)	92,178
2,985,000	AMSR Trust Series 2024-SFR2, 4.15%, 11/17/2041(1)	2,888,082
2,075,256	Auxilior Term Funding LLC Series 2024-1A, 5.49%, 07/15/2031(1)	2,091,392
4,855,000	Bain Capital Credit CLO Ltd. Series 2022-5A, 5.53%, 01/24/2037, 3 mo. USD Term SOFR + 1.75%(1)(2)	4,855,981
4,255,000	Benefit Street Partners CLO XXXI Ltd. Series 2023-31A, 5.56%, 04/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	4,265,225
850,000	Blue Owl Asset Leasing Trust LLC Series 2024-1A, 5.41%, 03/15/2030(1)	853,958

221

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9% - (continued)
	Other Asset-Backed Securities - 4.8% - (continued)
	CF Hippolyta Issuer LLC
$ 626,917	Series 2021-1A, 1.53%, 03/15/2061(1)	$489,879
1,486,068	Series 2020-1, 1.69%, 07/15/2060(1)	1,224,071
706,836	Series 2021-1A, 1.98%, 03/15/2061(1)	415,909
1,216,091	Series 2020-1, 1.99%, 07/15/2060(1)	1,000,246
933,706	Series 2022-1A, 5.97%, 08/15/2062(1)	927,267
1,903,946	Columbia Cent CLO 27 Ltd. Series 2018-27A, 5.12%, 01/25/2035, 3 mo. USD Term SOFR + 1.45%(1)(2)	1,904,290
768,519	Commercial Equipment Finance LLC Series 2024-1A, 5.97%, 07/16/2029(1)	771,161
11,150,000	CTM CLO Ltd. Series 2025-1A, 5.25%, 07/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	11,184,676
	Domino's Pizza Master Issuer LLC
1,439,300	Series 2021-1A, 3.15%, 04/25/2051(1)	1,309,865
1,449,600	Series 2019-1A, 3.67%, 10/25/2049(1)	1,385,125
4,000,000	GCM CLO Ltd. Series 2026-1A, 5.55%, 07/20/2039, 3 mo. USD Term SOFR + 1.85%(1)(2)	4,005,632
3,095,000	Golub Capital Partners CLO 68B Ltd. Series 2023-68A, 5.51%, 07/25/2038, 3 mo. USD Term SOFR + 1.70%(1)(2)	3,100,546
1,612,206	GreenSky Home Improvement Issuer Trust Series 2025-2A, 5.07%, 06/25/2060(1)	1,604,001
5,190,000	Home Re Ltd. Series 2026-1, 5.77%, 01/25/2036, 30 day USD SOFR Average + 2.15%(1)(2)	5,202,140
4,478,775	Jersey Mike's Funding LLC Series 2026-1A, 4.95%, 02/15/2056(1)	4,384,564
4,090,000	Magnetite XXXI Ltd. Series 2021-31A, 5.30%, 07/15/2034, 3 mo. USD Term SOFR + 1.55%(1)(2)	4,074,266
5,979,350	MAPS Trust Series 2026-1A, 5.20%, 01/15/2051(1)	5,860,277
3,505,000	NMEF Funding LLC Series 2025-B, 4.73%, 01/18/2033(1)	3,497,405
1,410,000	Palmer Square Loan Funding Ltd. Series 2024-3A, 5.10%, 08/08/2032, 3 mo. USD Term SOFR + 1.45%(1)(2)	1,409,333
1,265,000	Post Road Equipment Finance LLC Series 2025-1A, 5.04%, 05/15/2031(1)	1,269,551
	Progress Residential Trust
5,944,754	Series 2025-SFR1, 3.40%, 02/17/2042(1)	5,613,134
5,060,000	Series 2026-SFR1, 4.00%, 02/17/2043(1)	4,718,514
2,971,012	Series 2023-SFR1, 4.30%, 03/17/2040(1)	2,930,363
4,835,478	Series 2022-SFR4, 4.44%, 05/17/2041(1)	4,743,059
1,340,142	Series 2022-SFR5, 4.45%, 06/17/2039(1)	1,333,639
2,250,397	Series 2022-SFR7, 4.75%, 10/27/2039(1)	2,243,157
6,185,000	Retained Vantage Data Centers Issuer LLC Series 2023-1A, 5.00%, 09/15/2048(1)	6,106,568
7,555,000	RR 23 Ltd. Series 2022-23A, 5.40%, 07/15/2037, 3 mo. USD Term SOFR + 1.65%(1)(2)	7,565,471
3,660,000	RR 26 Ltd. Series 2023-26A, 5.25%, 04/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	3,663,038
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9% - (continued)
	Other Asset-Backed Securities - 4.8% - (continued)
$ 970,000	Sabey Data Center Issuer LLC Series 2024-1, 6.00%, 04/20/2049(1)	$972,115
3,355,000	SCF Equipment Leasing LLC Series 2025-1A, 5.11%, 11/21/2033(1)	3,376,138
	Stack Infrastructure Issuer LLC
3,545,000	Series 2023-2A, 5.90%, 07/25/2048(1)	3,545,786
1,870,000	Series 2024-1A, 5.90%, 03/25/2049(1)	1,877,071
2,409,787	Stream Innovations Issuer Trust Series 2025-1A, 5.05%, 09/15/2045(1)	2,387,543
2,415,000	Symphony CLO 52 Ltd. Series 2025-52A, 5.52%, 01/20/2036, 3 mo. USD Term SOFR + 1.85%(1)(2)	2,415,401
3,571,388	Taco Bell Funding LLC Series 2021-1A, 2.54%, 08/25/2051(1)	3,102,603
4,445,000	Texas Debt Capital CLO Ltd. Series 2023-1A, 5.38%, 07/20/2038, 3 mo. USD Term SOFR + 1.65%(1)(2)	4,461,535
	Tricon Residential Trust
4,352,637	Series 2024-SFR4, 4.30%, 11/17/2041(1)	4,233,732
4,299,566	Series 2025-SFR1, 4.78%, 03/17/2042, 1 mo. USD Term SOFR + 1.10%(1)(2)	4,288,817
5,998,957	Series 2026-SFR1, 4.78%, 02/17/2043, 1 mo. USD Term SOFR + 1.10%(1)(2)	5,987,709
5,135,697	Series 2022-SFR2, 4.85%, 07/17/2040(1)	5,103,995
1,629,803	Series 2026-SFR1, 5.03%, 02/17/2043, 1 mo. USD Term SOFR + 1.35%(1)(2)	1,629,065
5,500,000	Vantage Data Centers Issuer LLC Series 2024-1A, 5.10%, 09/15/2054(1)	5,387,134
3,965,000	VB-S1 Issuer LLC Series 2024-1A, 5.59%, 05/15/2054(1)	3,983,045
947,168	VFI ABS LLC Series 2025-1A, 4.78%, 06/24/2030(1)	947,678
	Wendy's Funding LLC
7,017,831	Series 2021-1A, 2.37%, 06/15/2051(1)	6,477,276
9,345,056	Series 2021-1A, 2.78%, 06/15/2051(1)	8,183,210
1,248,517	Series 2018-1A, 3.88%, 03/15/2048(1)	1,221,237
1,641,135	Series 2022-1A, 4.54%, 03/15/2052(1)	1,545,809
	Wingstop Funding LLC
11,455,550	Series 2020-1A, 2.84%, 12/05/2050(1)	11,121,581
2,135,000	Series 2024-1A, 5.86%, 12/05/2054(1)	2,159,087
5,780,000	Zayo Issuer LLC Series 2025-1A, 5.65%, 03/20/2055(1)	5,781,029
		199,172,559
	Whole Loan Collateral CMO - 8.5%
530,512	A&D Mortgage Trust Series 2026-NQM1, 5.11%, 02/25/2071(1)(3)	522,694
	Angel Oak Mortgage Trust
1,114,592	Series 2021-1, 0.91%, 01/25/2066(1)(2)	979,648
2,546,293	Series 2021-5, 0.95%, 07/25/2066(1)(2)	2,174,858
465,630	Series 2020-R1, 0.99%, 04/25/2053(1)(2)	449,912
1,126,714	Series 2021-2, 0.99%, 04/25/2066(1)(2)	973,657
1,933,441	Series 2021-4, 1.04%, 01/20/2065(1)(2)	1,620,932
2,132,643	Series 2021-3, 1.07%, 05/25/2066(1)(2)	1,836,323
4,449,582	Series 2021-6, 1.46%, 09/25/2066(1)(2)	3,739,363
139,527	Series 2020-4, 1.47%, 06/25/2065(1)(2)	136,325
1,961,424	Series 2021-8, 1.82%, 11/25/2066(1)(2)	1,747,971
671,671	Series 2020-2, 2.53%, 01/26/2065(1)(2)	637,412
9,838,743	Series 2022-3, 5.00%, 01/25/2067(1)	9,384,073
	Aspire Mortgage Trust
8,650,000	Series 2026-4, 5.72%, 07/26/2066(1)(2)	8,659,921
1,309,000	Series 2026-4, 5.88%, 07/26/2066(1)(3)	1,310,501
1,675,000	Series 2026-4, 5.98%, 07/26/2066(1)(3)	1,676,878

222

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9% - (continued)
	Whole Loan Collateral CMO - 8.5% - (continued)
	BINOM Mortgage Loan Trust
$ 3,646,991	Series 2026-NQM1, 5.06%, 02/25/2066(1)(2)	$3,603,858
702,846	Series 2026-NQM1, 5.31%, 02/25/2066(1)(3)	694,951
585,705	Series 2026-NQM1, 5.47%, 02/25/2066(1)(3)	579,411
1,165,772	BINOM Securitization Trust Series 2021-INV1, 2.03%, 06/25/2056(1)(2)	1,062,334
	BRAVO Residential Funding Trust
482,009	Series 2021-NQM1, 0.94%, 02/25/2049(1)(2)	449,053
521,246	Series 2026-NQM1, 5.10%, 12/25/2065(1)(3)	515,458
	COLT Mortgage Loan Trust
509,948	Series 2021-2R, 0.80%, 07/27/2054(1)	454,140
1,748,931	Series 2021-1, 0.91%, 06/25/2066(1)(2)	1,511,388
2,684,047	Series 2021-4, 1.40%, 10/25/2066(1)(2)	2,261,173
4,588,233	Series 2022-1, 2.28%, 12/27/2066(1)(2)	4,276,056
2,490,611	Series 2026-1, 4.76%, 02/25/2071(1)(2)	2,453,716
955,677	Series 2026-1, 4.96%, 02/25/2071(1)(3)	944,670
1,077,575	Series 2026-1, 5.11%, 02/25/2071(1)(3)	1,061,417
	CSMC Trust
1,240,900	Series 2021-AFC1, 0.83%, 03/25/2056(1)(2)	1,020,789
1,839,309	Series 2021-NQM5, 0.94%, 05/25/2066(1)(2)	1,498,508
2,297,865	Series 2021-NQM8, 2.84%, 10/25/2066(1)(2)	2,036,494
798,138	Series 2017-FHA1, 3.25%, 04/25/2047(1)(2)	743,667
5,826,775	Series 2022-NQM1, 3.27%, 11/25/2066(1)(2)	5,224,264
1,256,529	Series 2021-RPL4, 4.14%, 12/27/2060(1)(2)	1,234,774
689,710	Deephaven Residential Mortgage Trust Series 2021-2, 0.90%, 04/25/2066(1)(2)	613,973
	Ellington Financial Mortgage Trust
805,594	Series 2021-2, 0.93%, 06/25/2066(1)(2)	679,252
2,604,996	Series 2022-1, 2.21%, 01/25/2067(1)(2)	2,278,612
2,881,498	Series 2025-INV5, 5.38%, 12/25/2070(1)(3)	2,851,332
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
1,798,692	Series 2020-1, 2.50%, 08/25/2059	1,484,594
1,607,239	Series 2018-2, 3.50%, 11/25/2057	1,513,498
3,193,234	Series 2018-4, 3.50%, 03/25/2058	2,819,608
4,365,419	Series 2019-1, 3.50%, 07/25/2058	4,060,365
892,731	Series 2019-2, 3.50%, 08/25/2058	824,829
3,275,077	Series 2019-3, 3.50%, 10/25/2058	2,947,283
	Federal National Mortgage Association Connecticut Avenue Securities Trust
3,680,000	Series 2026-R03, 5.17%, 04/25/2046, 30 day USD SOFR Average + 1.55%(1)(2)	3,700,279
3,000,000	Series 2021-R02, 6.92%, 11/25/2041, 30 day USD SOFR Average + 3.30%(1)(2)	3,021,071
5,125,000	Series 2022-R02, 8.12%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	5,210,838
3,120,000	Series 2022-R04, 8.87%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	3,202,885
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9% - (continued)
	Whole Loan Collateral CMO - 8.5% - (continued)
$ 3,455,000	Series 2022-R03, 9.87%, 03/25/2042, 30 day USD SOFR Average + 6.25%(1)(2)	$3,567,288
5,775,000	Series 2022-R02, 11.27%, 01/25/2042, 30 day USD SOFR Average + 7.65%(1)(2)	5,944,152
3,020,000	Series 2022-R04, 13.12%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	3,173,114
	GCAT Trust
3,449,889	Series 2021-NQM1, 0.87%, 01/25/2066(1)(2)	2,985,872
3,132,075	Series 2021-NQM4, 1.09%, 08/25/2066(1)(2)	2,620,606
3,744,043	Series 2021-NQM6, 1.86%, 08/25/2066(1)(2)	3,408,488
1,232,643	Series 2021-NQM7, 1.92%, 08/25/2066(1)(2)	1,143,219
	GS Mortgage-Backed Securities Trust
2,706,330	Series 2026-NQM1, 4.87%, 03/25/2066(1)(2)	2,663,975
825,195	Series 2026-NQM1, 5.23%, 03/25/2066(1)(3)	814,353
5,594,769	Imperial Fund Mortgage Trust Series 2022-NQM2, 4.64%, 03/25/2067(1)(3)	5,299,604
1,406,867	JP Morgan Mortgage Trust Series 2026-LTV1, 5.42%, 09/25/2056(1)(2)	1,396,475
	Legacy Mortgage Asset Trust
682,105	Series 2021-GS4, 5.65%, 11/25/2060(1)(3)	670,208
942,835	Series 2021-GS2, 5.75%, 04/25/2061(1)(3)	927,731
1,307,375	Series 2021-GS3, 5.75%, 07/25/2061(1)(3)	1,296,154
947,830	MetLife Securitization Trust Series 2018-1A, 3.75%, 03/25/2057(1)(2)	910,335
	MFA Trust
104,775	Series 2020-NQM3, 1.01%, 01/26/2065(1)(2)	100,739
1,093,492	Series 2021-NQM2, 1.03%, 11/25/2064(1)(2)	965,028
2,151,613	Series 2022-NQM1, 5.11%, 12/25/2066(1)(2)	2,106,026
	Morgan Stanley Residential Mortgage Loan Trust
8,488,653	Series 2025-SPL1, 4.25%, 02/25/2065(1)(2)	8,184,659
5,107,338	Series 2026-DSC1, 4.77%, 01/25/2071(1)(2)	5,013,804
747,867	Series 2026-NQM1, 5.03%, 12/25/2070(1)(3)	735,132
5,418,363	Series 2026-NQM4, 5.08%, 03/25/2071(1)(2)	5,356,227
2,341,211	Series 2026-DSC1, 5.17%, 01/25/2071(1)(3)	2,297,055
1,968,323	Series 2026-NQM4, 5.40%, 03/25/2071(1)(3)	1,950,931
3,085,325	Series 2026-NQM4, 5.55%, 03/25/2071(1)(3)	3,058,105
	New Residential Mortgage Loan Trust
855,371	Series 2021-NQ1R, 0.94%, 07/25/2055(1)(2)	781,053
157,861	Series 2019-NQM4, 2.49%, 09/25/2059(1)(2)	151,906

223

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9% - (continued)
	Whole Loan Collateral CMO - 8.5% - (continued)
$ 807,566	Series 2018-RPL1, 3.50%, 12/25/2057(1)(2)	$780,422
725,152	Series 2019-5A, 3.50%, 08/25/2059(1)(2)	671,500
632,254	Series 2016-2A, 3.75%, 11/26/2035(1)(2)	604,884
273,973	Series 2014-1A, 3.75%, 01/25/2054(1)(2)	263,079
14,500	Series 2014-2A, 3.75%, 05/25/2054(1)(2)	13,647
750,059	Series 2016-4A, 3.75%, 11/25/2056(1)(2)	700,729
1,556,450	Series 2019-3A, 3.75%, 11/25/2058(1)(2)	1,475,840
1,326,081	Series 2017-2A, 4.00%, 03/25/2057(1)(2)	1,266,930
1,119,617	Series 2017-6A, 4.00%, 08/27/2057(1)(2)	1,068,386
158,512	Series 2018-1A, 4.00%, 12/25/2057(1)(2)	152,370
763,931	Series 2018-4A, 4.59%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	755,159
3,847,370	Series 2025-NQM7, 5.01%, 10/26/2065(1)(2)	3,823,455
743,775	Series 2026-NQM1, 5.18%, 11/25/2065(1)(3)	732,907
606,438	Series 2017-5A, 5.34%, 06/25/2057, 1 mo. USD Term SOFR + 1.61%(1)(2)	616,465
4,574,264	Series 2025-NQM7, 5.37%, 10/26/2065(1)(3)	4,559,319
3,013,571	NMLT Trust Series 2021-INV1, 1.19%, 05/25/2056(1)(2)	2,608,416
	OBX Trust
2,033,308	Series 2021-NQM1, 1.07%, 02/25/2066(1)(2)	1,791,627
94,769	Series 2018-1, 4.49%, 06/25/2057, 1 mo. USD Term SOFR + 0.76%(1)(2)	94,154
2,746,648	Series 2026-NQM2, 4.82%, 12/01/2065(1)(2)	2,706,867
4,831,283	Series 2026-NQM2, 5.04%, 12/01/2065(1)(3)	4,791,277
3,277,197	Series 2026-NQM2, 5.14%, 12/01/2065(1)(3)	3,231,441
1,595,185	Series 2026-NQM6, 5.32%, 04/26/2066(1)(3)	1,585,296
3,014,515	Series 2026-NQM6, 5.42%, 04/26/2066(1)(3)	2,995,790
2,535,221	Series 2022-NQM6, 5.70%, 07/25/2062(1)(3)	2,511,606
3,579,956	OLIT Trust Series 2025-HB2, 3.00%, 11/25/2038(1)(2)	3,382,433
	Pretium Mortgage Credit Partners LLC
9,570,716	Series 2025-RPL6, 3.85%, 09/25/2069(1)(3)	9,310,673
9,379,798	Series 2025-RPL1, 4.00%, 07/25/2069(1)(3)	9,093,217
8,908,854	Series 2025-RPL5, 4.15%, 01/25/2070(1)(3)	8,595,032
12,188,234	Series 2025-NPL11, 5.19%, 10/25/2055(1)(3)	12,195,027
4,754,431	Series 2025-NPL14, 5.27%, 12/25/2055(1)(3)	4,704,286
7,912,893	Series 2025-NPL9, 5.39%, 08/25/2055(1)(3)	7,842,595
6,170,778	Series 2025-NPL7, 5.66%, 07/25/2055(1)(3)	6,109,588
5,726,847	Series 2025-NPL8, 5.73%, 08/25/2055(1)(3)	5,730,528
9,407,122	Series 2025-NPL6, 5.74%, 06/25/2055(1)(3)	9,413,490
1,345,000	Series 2026-NPL3, 6.22%, 02/25/2056(1)(3)	1,326,998
1,647,000	Series 2026-NPL2, 6.41%, 02/25/2056(1)(3)	1,633,284
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9% - (continued)
	Whole Loan Collateral CMO - 8.5% - (continued)
$ 1,075,000	Series 2026-NPL1, 6.54%, 01/25/2056(1)(3)	$1,062,798
1,930,000	Series 2026-NPL6, 6.66%, 06/25/2056(1)(3)	1,922,753
3,745,000	Series 2025-NPL14, 6.78%, 12/25/2055(1)(3)	3,746,049
955,000	Series 2026-NPL5, 7.05%, 04/25/2056(1)(3)	951,651
	PRPM LLC
3,599,981	Series 2025-7, 5.50%, 08/25/2030(1)(3)	3,585,413
1,033,517	Series 2024-6, 5.70%, 11/25/2029(1)(3)	1,022,044
2,030,536	Series 2025-5, 5.73%, 07/25/2030(1)(3)	2,016,324
5,226,547	Series 2025-6, 5.77%, 08/25/2028(1)(3)	5,170,723
3,522,891	Series 2024-7, 5.87%, 11/25/2029(1)(3)	3,475,519
906,646	Series 2025-3, 6.26%, 05/25/2030(1)(3)	898,307
	PRPM Trust
1,220,909	Series 2026-RCF1, 4.85%, 01/25/2056(1)(3)	1,202,940
1,050,000	Series 2026-R1, 5.00%, 01/25/2068(1)(2)	1,032,578
885,000	Series 2026-RCF1, 5.21%, 01/25/2056(1)(3)	872,009
237,222	RCO VIII Mortgage LLC Series 2025-3, 6.43%, 05/25/2030(1)(3)	234,673
255,167	Residential Mortgage Loan Trust Series 2021-1R, 0.86%, 01/25/2065(1)(2)	249,052
	SG Residential Mortgage Trust
9,918,529	Series 2021-2, 1.74%, 12/25/2061(1)(2)	8,367,689
2,078,760	Series 2022-1, 3.95%, 03/27/2062(1)(2)	1,938,002
	Starwood Mortgage Residential Trust
264,291	Series 2021-2, 0.94%, 05/25/2065(1)(2)	252,336
3,270,064	Series 2021-6, 1.92%, 11/25/2066(1)(2)	2,857,226
6,469,639	Towd Point Mortgage Trust Series 2021-R1, 2.92%, 11/30/2060(1)(2)	5,680,777
	Verus Securitization Trust
628,744	Series 2021-R2, 0.92%, 02/25/2064(1)(2)	599,704
1,402,801	Series 2021-4, 0.94%, 07/25/2066(1)(2)	1,170,695
1,610,464	Series 2021-5, 1.01%, 09/25/2066(1)(2)	1,369,729
709,790	Series 2021-2, 1.03%, 02/25/2066(1)(2)	639,628
6,591,405	Series 2021-3, 1.05%, 06/25/2066(1)(2)	5,776,140
2,237,503	Series 2021-8, 2.82%, 11/25/2066(1)(2)	2,013,026
3,312,303	Series 2022-1, 3.72%, 01/25/2067(1)(3)	3,086,570
6,677,906	Series 2022-3, 5.13%, 02/25/2067(1)(3)	6,301,264
4,763	Wells Fargo Mortgage-Backed Securities Trust Series 2019-1, 3.91%, 11/25/2048(1)(2)	4,373
		356,845,956
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $975,295,031)	$960,011,671
CONVERTIBLE BONDS - 0.1%
	Commercial Banks - 0.0%
EUR 2,300,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.70%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	$1,854,558
	Electrical Components & Equipment - 0.0%
200,000	Schneider Electric SE 1.25%, 09/23/2033(5)	261,075
	Home Builders - 0.0%
$ 327,000	Meritage Homes Corp. 1.75%, 05/15/2028	323,239
	Lodging - 0.0%
EUR 500,000	Accor SA 0.70%, 12/07/2027(5)	324,444

224

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.1% - (continued)
	Real Estate - 0.1%
EUR 900,000	LEG Properties BV 1.00%, 09/04/2030(5)	$994,577
900,000	Vonovia SE 0.00%, 05/20/2030(5)(6)	985,273
		1,979,850
	REITS - 0.0%
$ 642,000	Realty Income Corp. 3.50%, 01/15/2029(1)	665,112
	Total Convertible Bonds (cost $5,409,555)	$5,408,278
CORPORATE BONDS - 18.0%
	Advertising - 0.1%
2,075,000	Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38%, 02/15/2031(1)	$2,146,573
	Aerospace & Defense - 0.1%
	Boeing Co.
840,000	2.95%, 02/01/2030	785,690
705,000	3.20%, 03/01/2029	677,904
548,000	5.15%, 05/01/2030	550,730
1,100,000	6.39%, 05/01/2031	1,157,201
299,000	General Dynamics Corp. 4.25%, 04/01/2040	261,110
713,000	HEICO Corp. 4.95%, 08/01/2031	710,817
		4,143,452
	Agriculture - 0.3%
	Altria Group, Inc.
123,000	4.00%, 02/04/2061	81,237
114,000	5.38%, 01/31/2044	102,372
EUR 852,000	BAT International Finance PLC 4.13%, 04/12/2032(5)	991,648
515,000	Imperial Brands Finance Netherlands BV 5.25%, 02/15/2031(5)	626,220
$ 3,635,000	Imperial Brands Finance PLC 5.50%, 07/07/2036(1)	3,534,852
	Philip Morris International, Inc.
EUR 575,000	3.25%, 06/06/2032	644,573
$ 278,000	4.38%, 11/01/2027	277,540
1,076,000	4.75%, 11/01/2031	1,068,020
2,930,000	5.13%, 02/15/2030	2,952,480
3,330,000	5.13%, 02/13/2031	3,358,126
300,000	Turning Point Brands, Inc. 7.63%, 03/15/2032(1)	304,655
		13,941,723
	Airlines - 0.0%
700,000	American Airlines Pass-Through Trust 5.25%, 05/10/2040	678,663
	Auto Manufacturers - 0.0%
EUR 458,000	General Motors Financial Co., Inc. 3.10%, 08/04/2029(5)	521,885
	Hyundai Capital America
$ 650,000	4.75%, 04/06/2029(1)	645,545
105,000	4.75%, 06/18/2029(1)	104,281
EUR 600,000	Volkswagen Financial Services AG 3.63%, 05/19/2029(5)	690,219
		1,961,930
	Auto Parts & Equipment - 0.2%
	American Axle & Manufacturing, Inc.
$ 1,800,000	6.38%, 10/15/2032(1)	1,790,392
1,000,000	7.75%, 10/15/2033(1)	984,722
EUR 2,185,000	Clarios Global LP/Clarios U.S. Finance Co. 4.75%, 06/15/2031(5)	2,524,282
	Goodyear Tire & Rubber Co.
$ 300,000	6.63%, 07/15/2030	290,087
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.0% - (continued)
	Auto Parts & Equipment - 0.2% - (continued)
$ 1,305,000	8.88%, 07/15/2032	$1,339,402
EUR 300,000	ZF Finance GmbH 2.25%, 05/03/2028(5)	336,299
		7,265,184
	Beverages - 0.2%
$ 344,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036	327,217
1,605,000	Bacardi Ltd./Bacardi-Martini BV 5.40%, 06/15/2033(1)	1,577,722
	Keurig Dr. Pepper, Inc.
1,904,000	2.25%, 03/15/2031	1,679,999
275,000	3.20%, 05/01/2030	257,389
2,155,000	4.05%, 04/15/2032	2,026,758
1,488,000	5.20%, 03/15/2031	1,489,872
888,000	5.30%, 03/15/2034(7)	876,950
EUR 287,000	Maple Parent Holdings Corp. 4.22%, 03/26/2032(5)	331,301
		8,567,208
	Chemicals - 0.3%
	Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2
410,000	6.50%, 06/15/2033(1)	475,573
$ 1,770,000	7.13%, 06/15/2033(1)	1,780,940
	Celanese U.S. Holdings LLC
1,150,000	6.50%, 04/15/2030	1,164,134
170,000	7.00%, 02/15/2031	174,300
560,000	7.38%, 02/15/2034(7)	576,041
340,000	Ecolab, Inc. 5.00%, 09/01/2035	333,069
EUR 1,900,000	Itelyum Regeneration SpA 5.75%, 04/15/2030(5)	2,227,188
$ 415,000	OCP SA 6.74%, 04/22/2031, (6.74% fixed rate until 04/22/2031; 5 yr. USD CMT + 2.75% thereafter)(1)(2)(8)	407,474
	Olympus Water U.S. Holding Corp.
EUR 300,000	3.88%, 10/01/2028(5)	344,156
$ 2,295,000	6.25%, 10/01/2029(1)	2,266,045
2,100,000	Tronox, Inc. 4.63%, 03/15/2029(1)(7)	1,290,258
		11,039,178
	Commercial Banks - 2.5%
EUR 279,000	AIB Group PLC 6.00%, 07/14/2031, (6.00% fixed rate until 07/14/2031; 5 yr. EURIBOR ICE Swap + 3.71% thereafter)(2)(5)(8)	330,091
300,000	AL Sydbank 3.63%, 03/05/2030, (3.63% fixed rate until 03/05/2029; 3 mo. EURIBOR + 1.45% thereafter)(2)	346,370
300,000	Banco de Credito Social Cooperativo SA 4.25%, 10/13/2037, (4.25% fixed rate until 07/13/2032; 1 yr. EURIBOR ICE Swap + 1.75% thereafter)(2)(5)	339,916
581,000	Bank of Cyprus PCL 3.88%, 05/20/2031, (3.88% fixed rate until 05/20/2030; 3 mo. EURIBOR + 1.00% thereafter)(2)(5)	666,463
$ 3,310,000	Banque Federative du Credit Mutuel SA 5.15%, 07/09/2032, (5.15% fixed rate until 07/09/2031; 6 mo. USD SOFR + 1.20% thereafter)(1)(2)	3,266,745
EUR 600,000	BAWAG Group AG 4.13%, 05/07/2035, (4.13% fixed rate until 02/07/2030; 5 yr. EURIBOR ICE Swap + 1.90% thereafter)(2)(5)	686,562

225

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.0% - (continued)
	Commercial Banks - 2.5% - (continued)
	BPCE SA
$ 680,000	5.42%, 01/13/2037, (5.42% fixed rate until 01/13/2036; 6 mo. USD SOFR + 1.57% thereafter)(1)(2)	$650,252
1,455,000	5.77%, 06/02/2037, (5.77% fixed rate until 06/02/2036; 6 mo. USD SOFR + 1.63% thereafter)(1)(2)	1,427,375
	CaixaBank SA
EUR 300,000	3.63%, 09/19/2032, (3.63% fixed rate until 09/19/2031; 3 mo. EURIBOR + 1.30% thereafter)(2)(5)	344,735
$ 645,000	4.82%, 04/22/2032, (4.82% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.21% thereafter)(1)(2)	633,190
3,728,000	5.40%, 04/22/2037, (5.40% fixed rate until 04/22/2036; 6 mo. USD SOFR + 1.53% thereafter)(1)(2)	3,617,199
522,000	Citigroup, Inc. 7.20%, 05/15/2029, (7.20% fixed rate until 05/15/2029; 5 yr. USD CMT + 2.91% thereafter)(2)(8)	532,058
EUR 900,000	CrediaBank SA 9.38%, 01/13/2031, (9.38% fixed rate until 01/13/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(2)(5)(8)	1,124,383
200,000	Erste Group Bank AG 6.38%, 04/15/2032, (6.38% fixed rate until 04/15/2032; 5 yr. EURIBOR ICE Swap + 4.01% thereafter)(2)(5)(8)	241,732
	Goldman Sachs Group, Inc.
$ 1,563,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(2)	1,389,680
1,820,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(2)	1,799,305
1,500,000	4.97%, 06/03/2032, (4.97% fixed rate until 06/03/2031; 6 mo. USD SOFR + 1.03% thereafter)(2)	1,479,673
915,000	5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(2)	880,452
1,220,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(2)	1,222,236
10,648,000	5.09%, 04/20/2034, (5.09% fixed rate until 04/20/2033; 6 mo. USD SOFR + 1.34% thereafter)(2)	10,423,168
440,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(2)	440,994
1,365,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(2)	1,367,230
1,750,000	5.24%, 07/21/2032, (5.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.17% thereafter)(2)	1,746,558
155,000	5.43%, 06/03/2037, (5.43% fixed rate until 06/03/2036; 6 mo. USD SOFR + 1.31% thereafter)(2)	151,424
1,815,000	5.66%, 07/21/2037, (5.66% fixed rate until 07/21/2036; 6 mo. USD SOFR + 1.45% thereafter)(2)	1,806,734
330,000	6.22%, 07/21/2057, (6.22% fixed rate until 07/21/2056; 6 mo. USD SOFR + 1.82% thereafter)(2)	326,842
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.0% - (continued)
	Commercial Banks - 2.5% - (continued)
$ 345,000	6.50%, 08/10/2031, (6.50% fixed rate until 08/10/2031; 5 yr. USD CMT + 2.18% thereafter)(2)(8)	$342,408
	HSBC Holdings PLC
785,000	2.85%, 06/04/2031, (2.85% fixed rate until 06/04/2030; 6 mo. USD SOFR + 2.39% thereafter)(2)	722,518
1,220,000	4.68%, 03/10/2032, (4.68% fixed rate until 03/10/2031; 6 mo. USD SOFR + 1.21% thereafter)(2)	1,191,181
830,000	4.71%, 05/12/2030, (4.71% fixed rate until 05/12/2029; 6 mo. USD SOFR + 0.94% thereafter)(2)	823,013
3,055,000	5.21%, 05/12/2034, (5.21% fixed rate until 05/12/2033; 6 mo. USD SOFR + 1.32% thereafter)(2)	3,001,184
896,000	5.24%, 05/13/2031, (5.24% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.57% thereafter)(2)	897,865
	Intesa Sanpaolo SpA
240,000	5.00%, 06/29/2030, (5.00% fixed rate until 06/29/2029; 1 yr. USD CMT + 0.80% thereafter)(1)(2)	238,928
1,035,000	5.20%, 06/29/2032, (5.20% fixed rate until 06/29/2031; 1 yr. USD CMT + 0.95% thereafter)(1)(2)	1,023,401
540,000	6.01%, 06/29/2037, (6.01% fixed rate until 06/29/2036; 1 yr. USD CMT + 1.50% thereafter)(1)(2)	529,926
EUR 265,000	7.00%, 05/20/2032, (7.00% fixed rate until 05/20/2032; 5 yr. EURIBOR ICE Swap + 4.35% thereafter)(2)(5)(8)	332,305
	JP Morgan Chase & Co.
$ 1,705,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	1,498,865
1,174,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(2)	1,048,679
539,000	2.96%, 01/25/2033, (2.96% fixed rate until 01/25/2032; 6 mo. USD SOFR + 1.26% thereafter)(2)	481,838
835,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(2)	808,899
187,000	3.90%, 01/23/2049, (3.90% fixed rate until 01/23/2048; 3 mo. USD Term SOFR + 1.48% thereafter)(2)	138,811
1,530,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(2)	1,511,890
2,665,000	4.26%, 10/22/2031, (4.26% fixed rate until 10/22/2030; 6 mo. USD SOFR + 0.93% thereafter)(2)	2,581,247
600,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(2)	598,685
1,104,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(2)	1,106,071
1,625,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(2)	1,573,636

226

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.0% - (continued)
	Commercial Banks - 2.5% - (continued)
$ 2,965,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(2)	$2,970,262
4,135,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(2)	4,146,522
539,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(2)	540,968
2,545,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(2)	2,571,248
2,441,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(2)	2,433,699
1,345,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(2)	1,367,421
820,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(2)	842,023
GBP 1,615,000	Metro Bank Holdings PLC 12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(2)(5)	2,382,756
	Morgan Stanley
$ 675,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(2)	581,947
1,065,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(2)	917,739
822,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	714,056
2,900,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(2)	2,679,369
198,000	2.80%, 01/25/2052, (2.80% fixed rate until 01/25/2051; 6 mo. USD SOFR + 1.43% thereafter)(2)	116,186
EUR 470,000	3.49%, 06/11/2030, (3.49% fixed rate until 06/11/2029; 3 mo. EURIBOR + 0.70% thereafter)(2)	540,643
$ 3,808,000	4.24%, 01/09/2030, (4.24% fixed rate until 01/09/2029; 6 mo. USD SOFR + 0.80% thereafter)(2)	3,744,712
1,529,000	4.71%, 03/12/2032, (4.71% fixed rate until 03/12/2031; 6 mo. USD SOFR + 1.20% thereafter)(2)	1,494,323
2,555,000	4.81%, 04/16/2032, (4.81% fixed rate until 04/16/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	2,506,026
345,000	5.17%, 07/14/2032, (5.17% fixed rate until 07/14/2031; 6 mo. USD SOFR + 1.16% thereafter)(2)	343,698
1,010,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(2)	1,015,140
845,000	5.30%, 04/10/2037, (5.30% fixed rate until 04/10/2036; 6 mo. USD SOFR + 1.41% thereafter)(2)	820,047
145,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(2)	146,523
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.0% - (continued)
	Commercial Banks - 2.5% - (continued)
$ 955,000	5.47%, 01/18/2035, (5.47% fixed rate until 01/18/2034; 6 mo. USD SOFR + 1.73% thereafter)(2)	$952,016
2,085,000	5.61%, 07/17/2037, (5.61% fixed rate until 07/17/2036; 6 mo. USD SOFR + 1.43% thereafter)(2)	2,072,458
1,295,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(2)	1,316,773
1,840,000	5.83%, 04/19/2035, (5.83% fixed rate until 04/19/2034; 6 mo. USD SOFR + 1.58% thereafter)(2)	1,874,154
295,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(2)	304,426
250,000	Morgan Stanley Bank NA 4.79%, 05/10/2030, (4.79% fixed rate until 05/10/2029; 6 mo. USD SOFR + 0.97% thereafter)(2)	248,979
2,860,000	Morgan Stanley Private Bank NA 4.21%, 02/08/2030, (4.21% fixed rate until 02/08/2029; 6 mo. USD SOFR + 0.76% thereafter)(2)	2,811,794
EUR 424,000	Nykredit Realkredit AS 3.50%, 07/10/2031(5)	483,852
530,000	Piraeus Bank SA 5.00%, 04/16/2030, (5.00% fixed rate until 04/16/2029; 1 yr. EURIBOR ICE Swap + 2.25% thereafter)(2)(5)	633,301
300,000	Societe Generale SA 7.88%, 01/18/2029, (7.88% fixed rate until 01/18/2029; 5 yr. EUR Swap + 5.23% thereafter)(2)(5)(8)	367,896
$ 440,000	Truist Financial Corp. 4.96%, 07/23/2030, (4.96% fixed rate until 07/23/2029; 6 mo. USD SOFR + 0.88% thereafter)(2)	439,336
EUR 434,000	UniCredit SpA 3.10%, 06/10/2031, (3.10% fixed rate until 06/10/2030; 3 mo. EURIBOR + 0.95% thereafter)(2)(5)	492,471
		102,565,481
	Commercial Services - 0.2%
$ 2,150,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	2,232,242
EUR 1,130,000	BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(5)	1,221,711
	Element Fleet Management Corp.
$ 3,010,000	4.64%, 11/24/2030(1)	2,948,470
110,000	4.80%, 05/29/2029(1)	109,325
151,000	Moody's Corp. 3.10%, 11/29/2061	84,824
50,000	Sunbelt Rentals Holdings, Inc. 4.95%, 08/12/2030(1)	49,596
		6,646,168
	Construction Materials - 0.1%
	CP Atlas Buyer, Inc.
1,450,000	9.75%, 07/15/2030(1)(7)	1,305,868
580,904	12.75%, 01/15/2031(1)(9)	396,467
1,475,000	JH North America Holdings, Inc. 6.13%, 07/31/2032(1)	1,476,151
		3,178,486
	Diversified Financial Services - 0.5%
425,000	Citadel Securities Global Holdings LLC 5.13%, 01/27/2032(1)	415,839
2,300,000	CrossCountry Intermediate HoldCo LLC 6.50%, 10/01/2030(1)	2,224,253

227

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.0% - (continued)
	Diversified Financial Services - 0.5% - (continued)
$ 610,000	Equitable America Global Funding 4.70%, 09/15/2032(1)	$589,425
3,175,000	First Eagle Holdings, Inc. 7.25%, 08/15/2032(1)	3,212,068
	Freedom Mortgage Holdings LLC
200,000	6.88%, 05/01/2031(1)	192,797
1,100,000	7.88%, 04/01/2033(1)	1,060,866
400,000	8.00%, 02/01/2032(1)	396,870
1,050,000	9.25%, 02/01/2029(1)	1,079,098
1,250,000	goeasy Ltd. 6.88%, 02/15/2031(1)	1,117,985
2,250,000	Stonebriar ABF Issuer LLC 7.00%, 08/15/2031(1)	2,251,698
	Synchrony Financial
1,815,000	2.88%, 10/28/2031	1,588,558
2,675,000	4.95%, 02/25/2032, (4.95% fixed rate until 02/25/2031; 6 mo. USD SOFR + 1.53% thereafter)(2)	2,590,928
2,515,000	5.45%, 03/06/2031, (5.45% fixed rate until 03/06/2030; 6 mo. USD SOFR + 1.68% thereafter)(2)	2,505,823
640,000	5.45%, 10/15/2030, (5.45% fixed rate until 10/15/2029; 6 mo. USD SOFR + 1.35% thereafter)(2)	640,849
		19,867,057
	Electric - 2.5%
472,000	AEP Texas, Inc. 2.10%, 07/01/2030	424,109
2,115,000	Alabama Power Co. 3.45%, 10/01/2049	1,422,101
EUR 592,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(5)	657,736
	CHPE LLC
$ 340,000	4.88%, 06/30/2031(1)	335,052
4,675,000	5.10%, 06/30/2033(1)	4,595,208
	Clearway Energy Operating LLC
1,225,000	3.75%, 02/15/2031(1)	1,123,690
1,150,000	4.75%, 03/15/2028(1)	1,134,949
220,000	5.75%, 01/15/2034(1)	212,135
750,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	704,690
	Consolidated Edison Co. of New York, Inc.
2,045,000	3.20%, 12/01/2051	1,280,482
158,000	3.80%, 05/15/2028	156,011
1,035,000	5.75%, 11/15/2055	969,824
2,565,000	5.88%, 06/15/2056	2,440,240
318,000	Dominion Energy, Inc. 6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(2)	325,191
	Duke Energy Carolinas LLC
1,575,000	4.25%, 12/15/2041	1,323,140
1,025,000	5.15%, 06/15/2036	1,001,325
	Duke Energy Corp.
815,000	3.30%, 06/15/2041	600,219
EUR 277,000	3.75%, 04/01/2031	319,160
$ 425,000	3.75%, 09/01/2046	304,119
365,000	4.50%, 08/15/2032	352,559
1,731,000	4.95%, 09/15/2035	1,658,654
1,300,000	5.45%, 06/15/2034	1,304,525
	Duke Energy Florida LLC
1,240,000	1.75%, 06/15/2030	1,108,704
225,000	4.85%, 12/01/2035	215,673
	Duke Energy Indiana LLC
525,000	2.75%, 04/01/2050	308,060
1,215,000	3.25%, 10/01/2049	785,986
	Duke Energy Progress LLC
1,035,000	4.38%, 03/30/2044	847,998
310,000	5.55%, 03/15/2055	286,249
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.0% - (continued)
	Electric - 2.5% - (continued)
	Edison International
$ 2,455,000	4.80%, 03/15/2031	$2,373,929
702,000	5.25%, 03/15/2032	686,788
2,960,000	6.25%, 03/15/2030	3,028,959
EUR 300,000	Engie SA 3.63%, 01/11/2030(5)	348,037
	Eversource Energy
$ 1,870,000	4.45%, 12/15/2030	1,823,330
730,000	5.13%, 05/15/2033	719,050
	Georgia Power Co.
410,000	4.30%, 03/15/2042	342,589
2,025,000	4.85%, 03/15/2031	2,017,731
EUR 600,000	Iberdrola Finanzas SA 3.50%, 05/16/2035(5)	672,908
	NextEra Energy Capital Holdings, Inc.
$ 2,040,000	6.20%, 10/01/2056, (6.20% fixed rate until 07/04/2036; 5 yr. USD CMT + 1.77% thereafter)(2)	1,993,483
4,430,000	6.63%, 10/01/2066, (6.63% fixed rate until 07/04/2046; 5 yr. USD CMT + 1.69% thereafter)(2)	4,314,717
	Pacific Gas & Electric Co.
3,160,000	2.50%, 02/01/2031	2,819,155
1,067,000	3.30%, 08/01/2040	780,475
585,000	3.50%, 08/01/2050	374,251
577,000	4.60%, 06/15/2043	465,287
860,000	4.75%, 02/15/2044	703,661
510,000	5.05%, 11/15/2031	504,653
1,260,000	5.05%, 10/15/2032	1,239,676
1,435,000	5.70%, 03/01/2035	1,427,237
3,268,000	5.80%, 05/15/2034	3,292,989
1,000,000	5.90%, 06/15/2032	1,024,719
395,000	5.90%, 10/01/2054	357,500
2,129,000	6.15%, 01/15/2033	2,196,973
1,821,000	6.75%, 01/15/2053	1,842,885
236,000	6.95%, 03/15/2034	253,917
	PacifiCorp
207,000	3.30%, 03/15/2051	126,683
260,000	5.10%, 04/15/2031	259,432
1,915,000	5.45%, 04/15/2033	1,914,837
755,000	5.80%, 04/15/2036	757,210
2,429,000	7.13%, 08/15/2056, (7.13% fixed rate until 05/17/2031; 5 yr. USD CMT + 3.29% thereafter)(2)	2,391,451
	Pinnacle West Capital Corp.
2,818,000	4.90%, 05/15/2028	2,826,458
1,888,000	5.15%, 05/15/2030	1,895,615
2,635,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	2,568,552
	Southern California Edison Co.
785,000	3.65%, 02/01/2050	519,256
246,000	3.90%, 03/15/2043	183,590
1,877,000	4.00%, 04/01/2047	1,340,222
286,000	4.13%, 03/01/2048	206,813
1,203,000	4.65%, 10/01/2043	977,754
2,277,000	5.45%, 06/01/2052	1,961,390
1,253,000	5.50%, 03/15/2040	1,175,708
1,682,000	5.70%, 03/01/2053	1,492,139
643,000	5.88%, 12/01/2053	586,443
185,000	5.90%, 03/01/2055	169,300
375,000	6.20%, 09/15/2055	356,561
880,000	Southern Co. 4.85%, 03/15/2035	841,438
	Southern Power Co.
1,965,000	4.80%, 06/15/2031	1,942,683
1,070,000	4.90%, 10/01/2035	1,017,354
	Southwestern Electric Power Co.
845,000	5.20%, 04/01/2036	816,473
605,000	5.90%, 04/01/2056	567,035

228

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.0% - (continued)
	Electric - 2.5% - (continued)
$ 2,570,000	Southwestern Public Service Co. 5.30%, 08/15/2036	$2,501,375
	Virginia Electric & Power Co.
660,000	2.45%, 12/15/2050	355,132
4,155,000	4.95%, 03/15/2036	3,952,746
2,425,000	WEC Energy Group, Inc. 4.75%, 01/15/2028	2,430,291
	Xcel Energy, Inc.
2,090,000	4.75%, 03/21/2028	2,092,394
470,000	5.60%, 04/15/2035	470,070
2,175,000	XPLR Infrastructure Operating Partners LP 7.25%, 01/15/2029(1)(7)	2,243,051
		102,742,144
	Electronics - 0.1%
	Hubbell, Inc.
520,000	4.65%, 06/15/2031	512,698
1,835,000	4.90%, 06/15/2033	1,791,345
2,275,000	Ingram Micro, Inc. 4.75%, 05/15/2029(1)	2,213,713
EUR 440,000	Tyco Electronics Group SA 3.25%, 01/31/2033	490,973
		5,008,729
	Energy-Alternate Sources - 0.0%
	Pacific Gas & Electric Co.
$ 1,382,000	4.30%, 03/15/2045	1,051,390
950,000	6.70%, 04/01/2053	956,270
70,000	Southern California Edison Co. 5.75%, 04/15/2054	62,322
		2,069,982
	Entertainment - 0.2%
2,200,000	Cinemark USA, Inc. 7.00%, 08/01/2032(1)	2,255,321
2,150,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	2,170,593
655,000	Motion Finco SARL 8.38%, 02/15/2032(1)(7)	513,424
1,750,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)(7)	1,668,009
2,000,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC 8.63%, 01/15/2032(1)(7)	2,022,826
		8,630,173
	Environmental Control - 0.0%
EUR 276,000	Veralto Corp. 4.15%, 09/19/2031	323,158
	Food - 0.7%
600,000	Barry Callebaut Services NV 3.75%, 02/19/2028(5)	694,189
	Bellis Acquisition Co. PLC
593,000	8.00%, 07/01/2031(5)(7)	662,251
GBP 2,750,000	8.13%, 05/14/2030(5)	3,472,861
	Campbell's Co.
$ 715,000	4.75%, 03/23/2035(7)	654,391
2,910,000	5.40%, 03/21/2034	2,812,735
680,000	Chobani LLC/Chobani Finance Corp., Inc. 6.38%, 04/15/2034(1)	681,742
675,000	Conagra Brands, Inc. 5.40%, 08/01/2031	674,425
3,000,000	Froneri Lux FinCo SARL 6.00%, 08/01/2032(1)	2,932,261
1,635,000	Industrial F&B Investments III, Inc. 7.75%, 02/11/2033(1)	1,660,024
	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
97,000	4.38%, 02/02/2052	69,654
555,000	5.63%, 03/10/2037(1)	541,497
720,000	6.25%, 03/01/2056	673,792
4,735,000	6.38%, 04/15/2066	4,417,773
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.0% - (continued)
	Food - 0.7% - (continued)
$ 510,000	6.50%, 12/01/2052	$493,049
8,508,000	Mars, Inc. 5.65%, 05/01/2045(1)	8,128,499
305,000	Pilgrim's Pride Corp. 6.88%, 05/15/2034	324,724
144,000	Sysco Corp. 3.15%, 12/14/2051	87,243
		28,981,110
	Gas - 0.3%
2,955,000	Atmos Energy Corp. 4.75%, 01/15/2032	2,917,659
5,344,000	MPLX LP 5.50%, 06/01/2034	5,322,396
2,570,000	Southern California Gas Co. 6.00%, 06/15/2055	2,498,974
		10,739,029
	Healthcare - Products - 0.2%
	Augusta SpinCo Corp.
2,700,000	4.66%, 03/23/2031	2,655,976
1,585,000	4.95%, 03/23/2033	1,555,605
2,801,000	Avantor Funding, Inc. 3.88%, 11/01/2029(1)	2,672,088
2,955,000	Baxter International, Inc. 2.54%, 02/01/2032	2,527,995
252,000	DH Europe Finance II SARL 3.25%, 11/15/2039	196,684
90,000	Solventum Corp. 5.90%, 04/30/2054	84,722
		9,693,070
	Healthcare - Services - 0.2%
	Acadia Healthcare Co., Inc.
775,000	5.00%, 04/15/2029(1)	758,678
1,075,000	7.38%, 03/15/2033(1)(7)	1,108,591
	CHS/Community Health Systems, Inc.
675,000	6.88%, 04/15/2029(1)	650,991
2,150,000	9.75%, 01/15/2034(1)	2,178,083
302,000	10.88%, 01/15/2032(1)	318,548
	HCA, Inc.
715,000	3.63%, 03/15/2032	657,893
570,000	5.45%, 09/15/2034	566,143
430,000	5.60%, 04/01/2034	432,362
	Molina Healthcare, Inc.
212,000	3.88%, 05/15/2032(1)	189,577
210,000	6.25%, 01/15/2033(1)	207,662
2,100,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	2,205,242
		9,273,770
	Insurance - 0.7%
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
2,000,000	7.00%, 01/15/2031(1)	2,029,500
1,000,000	7.38%, 10/01/2032(1)	1,005,610
	Allianz SE
EUR 600,000	4.25%, 07/05/2052, (4.25% fixed rate until 01/05/2032; 3 mo. EURIBOR + 3.55% thereafter)(2)(5)	696,318
$ 600,000	5.10%, 01/30/2049, (5.10% fixed rate until 01/30/2029; 3 mo. USD Term SOFR + 3.70% thereafter)(2)(5)	599,233
	American National Global Funding
175,000	4.88%, 01/23/2031(1)	170,468
475,000	5.00%, 06/22/2029(1)	471,702
341,000	American National Group, Inc. 7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(2)	328,054
EUR 244,000	ASR Nederland NV 7.00%, 12/07/2043, (7.00% fixed rate until 09/07/2033; 5 yr. EUR Swap + 5.30% thereafter)(2)(5)	324,292
	Asurion LLC/Asurion Co-Issuer, Inc.
$ 1,685,000	8.00%, 12/31/2032(1)	1,704,590
1,190,000	8.38%, 02/01/2034(1)	1,084,218

229

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.0% - (continued)
	Insurance - 0.7% - (continued)
	Athene Global Funding
$ 1,929,000	2.55%, 11/19/2030(1)	$1,712,944
499,000	5.38%, 01/07/2030(1)	497,662
530,000	5.53%, 07/11/2031(1)	528,396
1,085,000	Athene Holding Ltd. 5.88%, 01/15/2034(7)	1,081,660
GBP 580,000	Aviva PLC 4.00%, 06/03/2055, (4.00% fixed rate until 03/03/2035; 5 yr. U.K. Government Bond + 4.70% thereafter)(2)(5)	661,745
EUR 260,000	AXA SA 6.38%, 07/16/2033, (6.38% fixed rate until 07/16/2033; 5 yr. EURIBOR ICE Swap + 3.84% thereafter)(2)(5)(8)	318,879
$ 244,000	Berkshire Hathaway Finance Corp. 4.40%, 05/15/2042	208,865
252,000	Berkshire Hathaway, Inc. 4.50%, 02/11/2043(7)	219,310
690,000	CNO Global Funding 5.20%, 06/11/2031(1)	684,865
2,735,000	Fortitude Global Funding 5.50%, 06/12/2031(1)	2,722,663
	GA Global Funding Trust
481,000	4.50%, 09/18/2030(1)	462,209
1,890,000	5.20%, 12/09/2031(1)	1,850,525
602,000	5.40%, 01/13/2030(1)	599,954
	Global Atlantic Fin Co.
1,170,000	3.13%, 06/15/2031(1)	1,038,408
120,000	7.95%, 06/15/2033(1)(7)	129,684
3,060,000	Globe Life, Inc. 4.80%, 06/15/2032	2,992,476
434,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(2)(7)(8)	453,590
EUR 566,000	Metropolitan Life Global Funding I 3.25%, 03/31/2030(5)	645,978
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
600,000	1.25%, 05/26/2041, (1.25% fixed rate until 11/26/2030; 3 mo. EURIBOR + 2.55% thereafter)(2)(5)	616,606
300,000	4.25%, 05/26/2044, (4.25% fixed rate until 11/26/2033; 3 mo. EURIBOR + 2.60% thereafter)(2)(5)	344,444
$ 2,590,000	Principal Financial Group, Inc. 5.30%, 01/15/2037	2,511,818
335,000	RGA Global Funding 5.10%, 05/26/2031(1)	334,189
EUR 275,000	Unipol Assicurazioni SpA 6.38%, 04/27/2030, (6.38% fixed rate until 04/27/2030; 5 yr. EUR Swap + 6.74% thereafter)(2)(5)(8)	335,044
$ 730,000	Zurich Finance Ireland DAC 3.00%, 04/19/2051, (3.00% fixed rate until 01/19/2031; 5 yr. USD CMT + 2.78% thereafter)(2)(5)	652,473
		30,018,372
	Internet - 1.2%
GBP 255,000	Alphabet, Inc. 6.13%, 02/13/2126	307,857
	Amazon.com, Inc.
$ 350,000	3.25%, 05/12/2061	197,679
690,000	5.10%, 07/09/2033	683,589
835,000	5.55%, 11/20/2065	722,755
9,345,000	5.95%, 03/13/2066	8,593,474
3,307,000	6.00%, 07/09/2046	3,214,917
3,555,000	6.25%, 07/09/2066	3,407,613
278,000	Beignet Investor LLC 6.58%, 05/30/2049(1)	269,511
	Meta Platforms, Inc.
3,537,000	5.55%, 08/15/2064	2,828,757
240,000	5.75%, 05/15/2063	199,113
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.0% - (continued)
	Internet - 1.2% - (continued)
$ 7,018,000	5.75%, 11/15/2065	$5,787,021
567,000	6.20%, 05/15/2046	532,004
980,000	6.30%, 05/15/2056	899,365
14,873,000	6.45%, 05/15/2066	13,624,516
EUR 275,000	Netflix, Inc. 4.63%, 05/15/2029	328,287
	Rakuten Group, Inc.
290,000	4.25%, 04/22/2027, (4.25% fixed rate until 04/22/2027; 5 yr. EUR Swap + 4.74% thereafter)(2)(5)(8)	330,191
$ 416,000	9.75%, 04/15/2029(5)	451,453
4,555,000	Sopaipilla Investor LLC 7.53%, 11/30/2048(1)	4,721,184
EUR 1,725,000	United Group BV 6.50%, 10/31/2031(1)	2,034,166
	Wayfair LLC
$ 394,000	7.13%, 05/31/2034(1)	404,753
2,250,000	7.25%, 10/31/2029(1)	2,317,017
		51,855,222
	Investment Company Security - 0.4%
	Blackstone Private Credit Fund
1,040,000	5.95%, 07/16/2029	1,039,047
1,000,000	5.95%, 05/15/2031(7)	979,192
5,380,000	HA Sustainable Infrastructure Capital, Inc. 5.95%, 07/15/2033(1)(7)	5,317,477
	HPS Corporate Lending Fund
510,000	5.15%, 04/02/2029(1)(7)	496,851
321,000	5.45%, 01/14/2028	319,920
720,000	5.45%, 11/15/2030	690,662
4,145,000	5.65%, 04/02/2031(1)	3,992,163
940,000	5.85%, 06/05/2030	919,532
625,000	6.30%, 08/19/2031(1)	617,852
EUR 500,000	JAB Holdings BV 4.85%, 06/29/2032(3)(5)	603,446
$ 201,000	Sixth Street Lending Partners 5.75%, 01/15/2030	198,712
240,000	Sixth Street Specialty Lending, Inc. 5.65%, 08/15/2031	234,348
		15,409,202
	IT Services - 0.1%
1,950,000	Dell International LLC/EMC Corp. 5.00%, 02/15/2034	1,892,996
2,825,000	McAfee Corp. 7.38%, 02/15/2030(1)(7)	2,395,247
		4,288,243
	Leisure Time - 0.1%
	NCL Corp. Ltd.
1,100,000	6.25%, 03/01/2030(1)	1,091,940
400,000	6.25%, 09/15/2033(1)	380,220
2,250,000	6.75%, 02/01/2032(1)	2,205,367
		3,677,527
	Lodging - 0.0%
200,000	MGM China Holdings Ltd. 6.25%, 05/15/2033(1)	192,393
425,000	Studio City Co. Ltd. 6.13%, 05/15/2031(1)(7)	419,391
690,000	Studio City Finance Ltd. 5.00%, 01/15/2029(5)	656,515
400,000	Wynn Macau Ltd. 5.63%, 08/26/2028(5)	396,037
		1,664,336
	Machinery-Diversified - 0.1%
3,050,000	CompoSecure Holdings LLC 5.63%, 02/01/2033(1)	2,931,684
2,605,000	Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	2,597,108
		5,528,792

230

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.0% - (continued)
	Media - 1.2%
	CCO Holdings LLC/CCO Holdings Capital Corp.
$ 3,050,000	4.25%, 02/01/2031(1)	$2,699,644
1,000,000	4.75%, 02/01/2032(1)(7)	873,793
406,000	5.00%, 02/01/2028(1)	400,819
725,000	7.38%, 02/01/2036(1)(7)	689,250
	Charter Communications Operating LLC/Charter Communications Operating Capital
1,245,000	3.70%, 04/01/2051	735,978
4,515,000	5.13%, 07/01/2049	3,268,086
3,260,000	5.38%, 05/01/2047(7)	2,480,450
308,000	5.50%, 04/01/2063(7)	219,289
7,920,000	5.75%, 04/01/2048	6,234,094
627,000	6.48%, 10/23/2045	543,665
790,000	6.83%, 10/23/2055	696,794
	Comcast Corp.
355,000	2.65%, 02/01/2030	327,422
1,410,000	2.80%, 01/15/2051	742,343
4,801,000	2.89%, 11/01/2051	2,542,462
1,506,000	2.94%, 11/01/2056	760,733
2,217,000	3.97%, 11/01/2047	1,503,248
176,000	4.00%, 03/01/2048	119,502
546,000	4.20%, 08/15/2034	495,256
	Cox Communications, Inc.
190,000	5.45%, 09/01/2034(1)	175,999
2,215,000	5.95%, 09/01/2054(1)	1,764,123
	Directv Financing LLC/Directv Financing Co-Obligor, Inc.
1,585,000	9.25%, 06/01/2032(1)	1,621,907
1,125,000	10.00%, 02/15/2031(1)	1,175,552
900,000	EW Scripps Co. 9.88%, 08/15/2030(1)	792,192
	Paramount Global
411,000	2.90%, 01/15/2027	407,207
3,740,000	4.20%, 05/19/2032	3,180,159
282,000	4.95%, 01/15/2031	258,425
2,025,000	5.25%, 04/01/2044	1,305,274
1,216,000	5.85%, 09/01/2043	862,014
172,000	6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(2)	142,274
1,725,000	Scripps Escrow II, Inc. 3.88%, 01/15/2029(1)	1,576,358
	Space Exploration Technologies Corp.
7,600,000	5.65%, 07/15/2033(1)	7,281,005
4,447,000	6.60%, 07/15/2046(1)	3,966,097
355,000	Sunrise FinCo I BV 4.88%, 07/15/2031(1)	332,827
	Time Warner Cable LLC
2,482,000	4.50%, 09/15/2042	1,803,204
195,000	5.88%, 11/15/2040	166,652
		52,144,097
	Mining - 0.3%
	Anglo American Capital PLC
690,000	3.88%, 03/16/2029(1)	674,249
EUR 270,000	5.00%, 03/15/2031(5)	327,175
300,000	Constellium SE 3.13%, 07/15/2029(5)	340,655
	Glencore Capital Finance DAC
575,000	3.67%, 10/06/2032(5)	653,668
272,000	4.15%, 04/29/2031(5)	318,564
	Glencore Funding LLC
$ 1,130,000	5.63%, 04/04/2034(1)	1,137,024
2,300,000	6.38%, 10/06/2030(1)	2,403,319
	Kaiser Aluminum Corp.
1,165,000	4.50%, 06/01/2031(1)	1,101,255
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.0% - (continued)
	Mining - 0.3% - (continued)
$ 1,250,000	5.88%, 03/01/2034(1)	$1,219,928
2,495,000	Southern Copper Corp. 5.35%, 06/24/2036	2,421,198
		10,597,035
	Oil & Gas - 0.8%
EUR 300,000	BP Capital Markets PLC 2.82%, 04/07/2032(5)	330,542
	ConocoPhillips Co.
$ 1,103,000	3.80%, 03/15/2052	772,684
427,000	4.03%, 03/15/2062	294,767
29,000	5.65%, 01/15/2065	26,533
315,000	5.70%, 09/15/2063	290,055
	Diamondback Energy, Inc.
2,500,000	5.40%, 04/18/2034	2,492,168
1,481,000	5.90%, 04/18/2064	1,375,948
494,000	6.25%, 03/15/2053	489,951
4,365,000	Ecopetrol SA 7.75%, 02/01/2032	4,507,124
3,655,000	Eni SpA 5.25%, 05/18/2036(1)	3,527,015
582,000	Hess Corp. 7.30%, 08/15/2031	641,006
2,175,000	Matador Resources Co. 6.50%, 04/15/2032(1)	2,170,931
	Petroleos Mexicanos
5,550,000	5.95%, 01/28/2031	5,434,156
4,755,000	6.35%, 02/12/2048	3,752,591
	Saudi Arabian Oil Co.
1,195,000	6.38%, 06/02/2055(1)	1,155,539
690,000	6.38%, 06/02/2055(5)	665,723
191,000	Shell Finance U.S., Inc. 4.55%, 08/12/2043	162,224
	SM Energy Co.
2,250,000	6.75%, 08/01/2029(1)	2,282,645
500,000	7.00%, 08/01/2032(1)	507,988
	Talos Production, Inc.
2,270,000	8.00%, 07/15/2034(1)	2,292,281
500,000	9.38%, 02/01/2031(1)	527,160
EUR 245,000	Var Energi ASA 7.86%, 11/15/2083, (7.86% fixed rate until 11/15/2028; 5 yr. EURIBOR ICE Swap + 4.77% thereafter)(2)(5)	305,167
		34,004,198
	Oil & Gas Services - 0.0%
$ 2,100,000	USA Compression Partners LP/USA Compression Finance Corp. 6.25%, 10/01/2033(1)	2,066,592
	Packaging & Containers - 0.1%
	Clydesdale Acquisition Holdings, Inc.
1,100,000	6.63%, 04/15/2029(1)	1,093,363
1,557,000	8.75%, 04/15/2030(1)	1,488,031
1,650,000	Mauser Packaging Solutions Holding Co. 9.25%, 04/15/2030(1)	1,635,404
		4,216,798
	Pharmaceuticals - 0.3%
EUR 300,000	Bayer AG 7.00%, 09/25/2083, (7.00% fixed rate until 09/25/2031; 5 yr. EURIBOR + 3.90% thereafter)(2)(5)	374,700
	Bayer U.S. Finance LLC
$ 535,000	5.13%, 07/20/2031(1)	530,378
2,425,000	5.38%, 07/20/2033(1)	2,395,713
EUR 148,000	BMS Ireland Capital Funding DAC 4.58%, 11/10/2055	161,022
	Cardinal Health, Inc.
$ 1,500,000	4.50%, 09/15/2030	1,475,190
3,042,000	5.00%, 11/15/2029	3,054,373
194,000	5.13%, 02/15/2029	195,537

231

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.0% - (continued)
	Pharmaceuticals - 0.3% - (continued)
$ 315,000	CVS Health Corp. 7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(2)	$324,338
EUR 560,000	Teva Pharmaceutical Finance Netherlands II BV 4.38%, 05/09/2030	652,976
$ 1,600,000	Teva Pharmaceutical Finance Netherlands III BV 6.00%, 12/01/2032	1,629,432
EUR 500,000	Upjohn Finance BV 1.91%, 06/23/2032(5)	510,649
	Viatris, Inc.
$ 1,235,000	4.00%, 06/22/2050	819,539
EUR 349,000	4.25%, 06/17/2033	401,541
$ 221,000	Zoetis, Inc. 4.45%, 08/20/2048	177,378
		12,702,766
	Pipelines - 1.0%
	Buckeye Partners LP
600,000	5.85%, 11/15/2043	532,694
2,125,000	6.75%, 02/01/2030(1)	2,177,084
150,000	Cheniere Energy, Inc. 5.20%, 07/30/2036(1)	145,097
	Columbia Pipelines Holding Co. LLC
2,680,000	5.00%, 11/17/2032(1)	2,616,495
854,000	5.10%, 10/01/2031(1)	845,645
265,000	Columbia Pipelines Operating Co. LLC 5.51%, 05/15/2036(1)	260,454
340,000	Enbridge, Inc. 5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(2)	339,408
	Galaxy Pipeline Assets Bidco Ltd.
2,105,297	2.94%, 09/30/2040(1)	1,707,594
1,710,553	2.94%, 09/30/2040(5)	1,384,998
	Green Palm Bidco SARL
4,782,000	5.96%, 06/30/2041(1)	4,685,633
415,000	6.46%, 06/30/2046(1)	403,980
	Greensaif Pipelines Bidco SARL
935,000	5.85%, 02/23/2036(1)	929,034
2,600,000	6.13%, 02/23/2038(5)	2,596,837
	Hess Midstream Operations LP
3,983,000	4.25%, 02/15/2030(1)	3,813,768
2,375,000	6.50%, 06/01/2029(1)	2,415,294
1,340,000	Howard Midstream Energy Partners LLC 6.63%, 01/15/2035(1)	1,339,265
645,000	MPLX LP 5.00%, 01/15/2033	631,281
305,000	NGPL PipeCo LLC 5.60%, 08/15/2036(1)	295,274
2,500,000	Northriver Midstream Finance LP 6.75%, 07/15/2032(1)	2,519,332
	ONEOK, Inc.
950,000	4.75%, 10/15/2031	930,083
1,325,000	5.05%, 11/01/2034	1,277,197
1,830,000	6.05%, 09/01/2033	1,886,762
1,200,000	6.10%, 11/15/2032	1,246,236
598,000	6.35%, 01/15/2031	625,177
135,000	7.15%, 01/15/2051	144,123
435,000	Rio Grande LNG LLC 5.25%, 06/30/2031(1)	429,558
2,075,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	2,109,638
335,000	Transcanada Trust 5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(2)	328,109
2,025,000	Venture Global Plaquemines LNG LLC 7.50%, 05/01/2033(1)	2,197,163
	Williams Cos., Inc.
1,865,000	5.15%, 03/15/2036	1,793,366
540,000	5.65%, 03/15/2033	547,841
		43,154,420
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.0% - (continued)
	Real Estate - 0.0%
EUR 350,000	Samhallsbyggnadsbolaget I Norden Holding AB 1.13%, 09/26/2029(5)	$342,111
500,000	Shurgard Luxembourg SARL 4.00%, 05/27/2035(5)	558,330
		900,441
	Real Estate Investment Trusts - 0.4%
$ 1,063,000	American Assets Trust LP 3.38%, 02/01/2031	963,860
	Equinix, Inc.
534,000	5.00%, 08/15/2029	533,172
2,130,000	5.50%, 08/15/2033	2,105,614
EUR 285,000	Hammerson PLC 3.50%, 04/15/2032(5)	317,984
	Hudson Pacific Properties LP
$ 1,201,000	4.65%, 04/01/2029(7)	1,128,893
1,200,000	5.95%, 02/15/2028	1,188,764
EUR 270,000	Immobiliare Grande Distribuzione SIIQ SpA 4.45%, 11/04/2030(5)	312,665
300,000	Iron Mountain, Inc. 4.75%, 01/15/2034(5)	336,610
	Kilroy Realty LP
$ 1,040,000	3.05%, 02/15/2030	954,811
3,190,000	5.88%, 10/15/2035	3,094,787
139,000	Piedmont Operating Partnership LP 6.88%, 07/15/2029	144,707
EUR 880,000	Prologis Euro Finance LLC 3.25%, 09/22/2032	982,350
$ 405,000	Prologis LP 5.00%, 01/31/2035	393,937
	Prologis Targeted U.S. Logistics Fund LP
1,340,000	4.25%, 01/15/2031(1)	1,293,528
1,800,000	4.75%, 01/15/2036(1)	1,685,880
	Realty Income Corp.
EUR 295,000	3.63%, 07/30/2032	333,690
286,000	3.88%, 06/20/2035	319,584
762,000	WP Carey, Inc. 3.25%, 10/02/2031	849,429
		16,940,265
	Retail - 0.3%
1,525,000	Bertrand Franchise Finance SAS 6.24%, 07/18/2030, 3 mo. EURIBOR + 3.75%(2)(5)	1,758,512
$ 183,000	Home Depot, Inc. 3.13%, 12/15/2049	116,721
415,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 06/01/2027(1)	413,361
1,210,000	LBM Acquisition LLC 9.50%, 06/15/2031(1)(7)	1,012,951
3,215,000	Petco Health & Wellness Co., Inc. 8.25%, 02/01/2031(1)(7)	3,225,272
2,800,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	2,658,399
2,127,000	Staples, Inc. 10.75%, 09/01/2029(1)	2,035,224
		11,220,440
	Semiconductors - 0.3%
	Intel Corp.
737,000	3.10%, 02/15/2060	389,006
1,152,000	3.25%, 11/15/2049	704,661
6,835,000	3.73%, 12/08/2047	4,639,458
EUR 298,000	MKS, Inc. 4.25%, 02/15/2034(5)	332,086
$ 2,675,000	NVIDIA Corp. 5.55%, 06/15/2046	2,468,906
3,450,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	3,128,408
		11,662,525
	Software - 1.2%
	AthenaHealth Group, Inc.
2,754,000	6.50%, 02/15/2030(1)	2,656,447
475,000	7.50%, 02/15/2032(1)	486,979

232

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.0% - (continued)
	Software - 1.2% - (continued)
	Cloud Software Group LLC
$ 1,100,000	6.50%, 03/31/2029(1)	$1,074,879
355,000	6.63%, 08/15/2033(1)	309,507
1,100,000	9.00%, 09/30/2029(1)	1,077,727
	Open Text Corp.
440,000	3.88%, 02/15/2028(1)	428,963
2,850,000	3.88%, 12/01/2029(1)	2,621,276
	Oracle Corp.
5,843,000	3.60%, 04/01/2040	4,042,275
3,570,000	3.60%, 04/01/2050	2,045,981
320,000	3.65%, 03/25/2041	217,060
3,135,000	3.95%, 03/25/2051	1,910,698
40,000	4.00%, 07/15/2046	25,410
82,000	4.10%, 03/25/2061	47,916
1,108,000	4.30%, 07/08/2034	949,600
2,020,000	4.70%, 09/27/2034	1,771,943
9,150,000	4.80%, 09/26/2032	8,421,651
165,000	4.90%, 02/06/2033	151,786
1,430,000	5.35%, 05/04/2033	1,343,809
1,144,000	5.50%, 09/27/2064	826,378
232,000	5.55%, 02/06/2053	174,275
1,092,000	5.88%, 09/26/2045	896,019
1,290,000	5.95%, 09/26/2055	1,024,956
2,320,000	6.00%, 08/03/2055	1,860,437
1,945,000	6.10%, 09/26/2065	1,528,333
250,000	6.13%, 08/03/2065	197,664
330,000	6.55%, 02/04/2046	292,042
874,000	6.70%, 02/04/2056(7)	770,659
8,557,000	6.85%, 02/04/2066	7,529,187
	Rocket Software, Inc.
1,610,000	6.50%, 02/15/2029(1)(7)	1,483,423
1,700,000	9.00%, 11/28/2028(1)	1,682,637
EUR 255,000	TeamSystem SpA 6.50%, 07/01/2032(1)(7)	291,857
		48,141,774
	Telecommunications - 0.7%
	Altice France SA
$ 1,250,000	6.50%, 04/15/2032(1)	1,209,921
1,861,000	6.88%, 07/15/2032(1)	1,806,656
	AT&T, Inc.
126,000	3.30%, 02/01/2052	74,228
181,000	3.50%, 02/01/2061	103,226
EUR 581,000	3.60%, 08/03/2030	668,964
$ 108,000	4.75%, 05/15/2046	85,691
392,000	6.05%, 08/15/2056	354,556
1,855,000	6.30%, 10/30/2066	1,708,147
2,900,000	Beacon Point DC LLC 6.13%, 11/30/2042(1)	2,782,638
270,000	Black Pearl Compute LLC 6.13%, 02/15/2031(1)	269,547
GBP 465,000	British Telecommunications Ltd. 8.38%, 12/20/2083, (8.38% fixed rate until 09/20/2028; 5 yr. U.K. Government Bond + 3.82% thereafter)(2)(5)	659,301
$ 2,150,000	EchoStar Corp. 6.75%, 11/30/2030(9)	2,180,530
602,000	HUT 8 DC LLC 6.19%, 11/15/2042(1)	585,311
EUR 1,900,000	Iliad Holding SAS 6.88%, 04/15/2031(5)	2,294,210
	Level 3 Financing, Inc.
$ 1,100,000	7.00%, 03/31/2034(1)	1,118,940
1,100,000	7.50%, 02/15/2037(1)	1,092,516
955,000	8.50%, 01/15/2036(1)	993,565
	NTT Finance Corp.
EUR 876,000	3.33%, 11/01/2029(1)	1,002,569
$ 700,000	5.17%, 07/16/2032(1)	692,844
2,500,000	5.26%, 11/01/2033(1)	2,462,499
3,036,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	2,942,423
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.0% - (continued)
	Telecommunications - 0.7% - (continued)
$ 325,000	Rogers Communications, Inc. 6.88%, 07/31/2056, (6.88% fixed rate until 05/02/2031; 5 yr. USD CMT + 2.84% thereafter)(2)	$325,133
130,000	Stingray Compute LLC 6.00%, 06/15/2031(1)	126,825
EUR 288,000	Telecommunications Co. Telekom Srbija AD Belgrade 6.75%, 05/18/2033(1)	336,759
$ 91,000	T-Mobile USA, Inc. 5.80%, 09/15/2062	80,128
	Vodafone Group PLC
EUR 590,000	3.00%, 08/27/2080, (3.00% fixed rate until 05/27/2030; 5 yr. EUR Swap + 3.48% thereafter)(2)(5)	644,992
$ 108,000	5.63%, 02/10/2053	95,286
2,135,000	WULF Compute LLC 7.75%, 10/15/2030(1)	2,218,195
		28,915,600
	Transportation - 0.0%
189,000	Canadian Pacific Railway Co. 3.10%, 12/02/2051	118,031
	Trucking & Leasing - 0.0%
660,000	SMBC Aviation Capital Finance DAC 4.95%, 07/23/2029(1)	658,565
	Water - 0.1%
GBP 340,000	Anglian Water Services Financing PLC 5.38%, 11/10/2033(5)	436,515
EUR 285,000	Severn Trent Utilities Finance PLC 4.00%, 03/05/2034(5)	326,483
	SW Finance I PLC
GBP 750,000	5.75%, 11/19/2030(5)	977,758
674,000	6.88%, 08/07/2032(5)	902,955
	Yorkshire Water Finance PLC
354,000	6.00%, 07/22/2033(5)	467,171
242,000	6.38%, 11/18/2034(5)	325,652
		3,436,534
	Total Corporate Bonds (cost $776,322,557)	$752,784,043
FOREIGN GOVERNMENT OBLIGATIONS - 2.2%
	Brazil - 0.0%
EUR 575,000	Brazil Government International Bonds 4.88%, 04/23/2033	$650,879
	Bulgaria - 0.0%
555,000	Bulgaria Government International Bonds 4.13%, 05/07/2038(5)	624,566
	Germany - 0.9%
	Bundesobligation
9,507,318	2.20%, 10/10/2030(5)	10,672,680
7,655,804	2.50%, 04/16/2031(5)	8,670,817
	Bundesrepublik Deutschland Bundesanleihe
1,507,227	2.30%, 02/15/2033(5)	1,666,529
2,936,382	2.50%, 11/15/2032(5)	3,293,591
6,017,853	2.50%, 02/15/2035(5)	6,624,850
2,132,082	2.60%, 08/15/2033(5)	2,392,444
3,180,545	2.60%, 05/15/2041(5)	3,296,875
1,388,612	2.90%, 02/15/2036(5)	1,566,856
392,145	2.90%, 08/15/2056(5)	388,228
		38,572,870
	Indonesia - 0.1%
	Indonesia Government International Bonds
501,000	1.00%, 07/28/2029	532,132
365,000	1.30%, 03/23/2034	331,590

233

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.2% - (continued)
	Indonesia - 0.1% - (continued)
EUR 180,000	5.13%, 05/29/2038	$207,104
1,941,000	5.13%, 05/29/2038	2,233,268
		3,304,094
	Israel - 0.2%
	Israel Government International Bonds
$ 1,760,000	2.75%, 07/03/2030	1,608,911
720,000	3.88%, 07/03/2050	497,743
1,805,000	5.38%, 03/12/2029	1,813,490
2,305,000	5.38%, 02/19/2030	2,319,698
	State of Israel
1,475,000	3.80%, 05/13/2060(5)(7)	946,690
975,000	3.80%, 05/13/2060(5)	625,778
		7,812,310
	Mexico - 0.5%
395,000	Eagle Funding Luxco SARL 5.50%, 08/17/2030(5)	394,309
	Mexico Government International Bonds
940,000	3.50%, 02/12/2034	785,370
2,005,000	3.50%, 02/12/2034	1,675,178
EUR 270,000	4.50%, 03/19/2034	305,190
600,000	4.88%, 05/16/2036	677,088
$ 10,715,000	5.38%, 03/22/2033	10,311,044
405,000	5.38%, 03/22/2033	389,732
2,985,000	5.63%, 02/09/2034	2,880,316
360,000	6.25%, 08/27/2037	350,371
1,695,000	6.63%, 01/29/2038	1,683,982
1,165,000	6.88%, 05/13/2037	1,189,407
		20,641,987
	Morocco - 0.0%
EUR 577,000	Morocco Government International Bonds 4.75%, 05/26/2034(1)	664,196
	Philippines - 0.1%
$ 3,070,000	Philippines Government International Bonds 5.33%, 06/24/2036	3,004,757
	Romania - 0.4%
	Romania Government International Bonds
EUR 3,785,000	2.63%, 12/02/2040(1)	2,854,333
795,000	2.63%, 12/02/2040(5)	599,523
586,000	2.63%, 12/02/2040(5)	441,913
9,799,000	2.75%, 04/14/2041(5)	7,410,892
330,000	3.88%, 10/29/2035(5)	332,564
$ 3,640,000	5.75%, 03/24/2035(5)	3,470,559
EUR 285,000	6.13%, 10/07/2037(5)	328,019
		15,437,803
	Serbia - 0.0%
	Serbia International Bonds
494,000	1.50%, 06/26/2029(5)	527,778
330,000	4.88%, 05/06/2038(1)	370,407
		898,185
	Total Foreign Government Obligations (cost $94,993,755)	$91,611,647
MUNICIPAL BONDS - 0.1%
	School District - 0.1%
$ 2,965,000	Chicago Board of Education, IL, GO 6.32%, 11/01/2029	$2,906,830
	Total Municipal Bonds (cost $3,063,177)	$2,906,830
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 1.1%(10)
	Entertainment - 0.1%
$ 5,532,870	Caesars Entertainment, Inc. 5.98%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	$5,328,154
	Internet - 0.2%
	Proofpoint, Inc.
4,900,000	6.73%, 08/31/2028, 3 mo. USD Term SOFR + 3.00%	4,811,212
2,265,000	8.17%, 08/30/2030, 3 mo. USD Term SOFR + 4.50%	2,223,958
		7,035,170
	Media - 0.8%
11,354,885	Charter Communications Operating LLC 5.73%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	10,946,109
21,267,981	Discovery Global Holdings, Inc. 6.23%, 06/03/2033, 1 mo. USD Term SOFR + 2.50%	21,281,380
		32,227,489
	Total Senior Floating Rate Interests (cost $44,736,153)	$44,590,813
U.S. GOVERNMENT AGENCIES - 42.4%
	Mortgage-Backed Agencies - 42.4%
	Federal Home Loan Mortgage Corp. - 8.6%
21,283	0.00%, 11/15/2036(6)(11)	$17,740
28,597,744	0.15%, 10/25/2034(2)(4)	419,783
6,220,771	0.25%, 01/25/2027(2)(4)	5,916
19,047,252	0.28%, 05/25/2034(2)(4)	415,520
10,200,726	0.37%, 12/25/2033(2)(4)	254,798
9,960,257	0.48%, 01/25/2034(2)(4)	250,373
3,317,809	0.54%, 10/25/2026(2)(4)	1,678
19,292,776	0.58%, 03/25/2027(2)(4)	37,849
23,697,012	0.71%, 12/25/2030(2)(4)	620,582
10,894,182	0.72%, 06/25/2027(2)(4)	42,048
5,560,999	0.86%, 11/25/2030(2)(4)	170,867
2,253,213	1.00%, 02/25/2051	1,939,404
10,023,826	1.01%, 10/25/2030(2)(4)	341,297
11,078,715	1.10%, 01/25/2030(2)(4)	360,695
16,693,593	1.11%, 06/25/2030(2)(4)	604,472
12,067,322	1.42%, 05/25/2030(2)(4)	554,277
852,274	1.50%, 10/01/2051	635,313
2,211,199	1.50%, 11/01/2051	1,648,336
7,524,375	1.56%, 05/25/2030(2)(4)	368,369
469,685	1.75%, 10/15/2042	405,178
10,780,429	1.78%, 10/25/2054, 30 day USD SOFR Average + 5.40%(2)(4)	418,464
372,776	2.00%, 12/01/2040	322,614
2,343,674	2.00%, 05/01/2041	1,992,834
2,643,355	2.00%, 12/01/2041	2,265,552
9,444,265	2.00%, 02/15/2042(4)	846,431
661,659	2.00%, 07/25/2050	574,986
2,320,655	2.00%, 10/01/2050	1,831,563
2,002,111	2.00%, 02/01/2051	1,596,046
10,730,990	2.00%, 03/01/2051	8,475,010
5,729,188	2.00%, 04/01/2051	4,503,620
2,175,204	2.00%, 05/01/2051	1,742,284
906,165	2.00%, 08/01/2051	712,731
918,077	2.00%, 11/01/2051	726,243
3,552,433	2.00%, 04/01/2052	2,832,882
5,349,218	2.00%, 06/15/2052(4)	675,666
10,896,509	2.13%, 05/25/2055, 30 day USD SOFR Average + 5.75%(2)(4)	581,823
10,232,989	2.28%, 08/25/2054, 30 day USD SOFR Average + 5.90%(2)(4)	623,438
55,695	2.50%, 03/15/2028(4)	787

234

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.4% - (continued)
	Mortgage-Backed Agencies - 42.4% - (continued)
	Federal Home Loan Mortgage Corp. - 8.6% - (continued)
$ 44,547	2.50%, 05/15/2028(4)	$753
7,767,882	2.50%, 02/15/2042(4)	841,926
1,161,471	2.50%, 05/01/2050	967,681
1,363,569	2.50%, 06/01/2050	1,132,027
4,209,319	2.50%, 06/25/2050(4)	634,875
6,416,769	2.50%, 07/01/2050	5,330,224
2,401,919	2.50%, 09/01/2050	2,001,917
437,222	2.50%, 10/01/2050	365,606
2,619,952	2.50%, 11/01/2050	2,167,490
4,417,350	2.50%, 01/25/2051(4)	691,873
800,480	2.50%, 02/01/2051	667,223
2,058,574	2.50%, 03/01/2051	1,696,457
973,072	2.50%, 05/01/2051	802,160
1,215,982	2.50%, 07/01/2051	1,003,335
784,962	2.50%, 08/01/2051	651,792
1,454,218	2.50%, 10/01/2051	1,201,464
8,486,033	2.50%, 03/15/2052(4)	1,291,596
2,328,128	2.50%, 03/25/2052	2,054,463
5,034,783	2.50%, 04/01/2052	4,137,893
5,644,208	2.50%, 08/25/2052(4)	854,089
966,911	2.75%, 12/15/2041	912,495
65,426	3.00%, 03/15/2028(4)	1,011
105,650	3.00%, 08/01/2029	103,764
1,728,230	3.00%, 10/01/2032	1,661,172
152,590	3.00%, 03/15/2033(4)	9,338
714,534	3.00%, 04/01/2033	686,640
966,408	3.00%, 11/01/2036	903,985
1,012,177	3.00%, 01/01/2037	945,992
2,665,870	3.00%, 11/01/2046	2,345,480
5,655,411	3.00%, 12/01/2046	4,951,192
4,965,147	3.00%, 12/25/2049(4)	821,016
6,864,170	3.00%, 08/25/2050(4)	1,205,932
2,681,853	3.00%, 10/01/2051	2,331,583
1,045,416	3.00%, 01/01/2052	909,639
1,393,394	3.00%, 05/01/2052	1,206,392
995,000	3.12%, 10/25/2031(2)	922,916
260,865	3.25%, 11/15/2041	239,613
1,359	3.50%, 09/15/2026(4)	2
2,225,204	3.50%, 01/15/2033(4)	157,073
410,040	3.50%, 08/01/2034	393,866
1,204,397	3.50%, 01/15/2043(4)	176,436
659,134	3.50%, 10/15/2045	610,700
148,777	3.50%, 06/01/2046	135,383
969,938	3.50%, 10/01/2047	875,263
472,945	3.50%, 12/01/2047	426,877
1,419,479	3.50%, 01/01/2048	1,280,935
891,873	3.50%, 03/01/2048	811,715
76,657	3.50%, 04/01/2048	69,323
360,575	3.50%, 05/01/2048	324,482
709,312	3.50%, 12/01/2048	638,912
2,371	4.00%, 07/15/2027(4)	21
290	4.00%, 03/15/2028(4)	2
2	4.00%, 06/15/2028(4)	—
136,212	4.00%, 07/15/2030(4)	5,815
1,063,254	4.00%, 05/25/2040(4)	153,378
1,548,869	4.00%, 09/15/2041	1,470,985
498,431	4.00%, 05/01/2042	475,749
138,152	4.00%, 08/01/2042	130,961
188,363	4.00%, 09/01/2042	178,600
59,008	4.00%, 07/01/2044	55,931
3,043,536	4.00%, 03/25/2045(4)	485,083
166,262	4.00%, 02/01/2046	155,836
179,058	4.00%, 04/01/2047	168,971
570,761	4.00%, 11/01/2047	532,538
90,426	4.00%, 09/01/2048	84,102
3,224,393	4.00%, 04/01/2049	2,991,147
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.4% - (continued)
	Mortgage-Backed Agencies - 42.4% - (continued)
	Federal Home Loan Mortgage Corp. - 8.6% - (continued)
$ 650,911	4.00%, 05/01/2049	$611,166
2,417,151	4.00%, 07/01/2049	2,257,849
113,066	4.50%, 02/01/2039	110,040
888,619	4.50%, 05/01/2042	864,498
256,231	4.50%, 07/01/2042	249,246
168,360	4.50%, 09/01/2044	159,535
2,426,141	4.50%, 03/01/2053	2,296,924
8,275,000	4.50%, 03/01/2055	7,779,606
447,286	4.75%, 07/15/2039	444,269
232,443	5.00%, 09/15/2033(4)	27,849
52,351	5.00%, 04/01/2038	52,063
136,295	5.00%, 08/01/2039	135,532
52,072	5.00%, 09/01/2039	51,404
129,729	5.00%, 01/01/2040	128,279
1,974,823	5.00%, 07/01/2040	1,967,948
43,175	5.00%, 08/01/2040	42,802
1,999	5.00%, 02/01/2041	1,987
58,883	5.00%, 07/01/2041	58,570
83,479	5.00%, 04/01/2044	82,952
2,411,053	5.00%, 03/15/2045(4)	479,397
47,794	5.00%, 03/01/2047	46,583
12,279	5.00%, 11/01/2047	12,076
410,095	5.00%, 02/15/2048(4)	79,199
1,875,516	5.00%, 08/01/2052	1,821,509
1,904,487	5.00%, 08/25/2052	1,893,655
742,736	5.00%, 10/01/2052	722,020
2,211,534	5.00%, 10/25/2052	2,193,905
954,303	5.00%, 11/01/2052	925,559
1,302,135	5.00%, 04/01/2053	1,269,415
12,274,996	5.00%, 08/01/2053	11,909,979
30,611	5.00%, 05/01/2056	29,553
24,727,001	5.00%, 06/01/2056	23,872,194
5,799,366	5.00%, 07/01/2056	5,598,879
7,999,200	5.00%, 08/01/2056	7,722,455
1,705,000	5.12%, 05/25/2046, 30 day USD SOFR Average + 1.50%(1)(2)	1,704,836
810,729	5.47%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(2)	814,756
9,288	5.50%, 08/15/2033	9,461
219,225	5.50%, 04/15/2036(4)	37,511
2,170	5.50%, 11/01/2037	2,206
3,712,428	5.50%, 12/01/2037	3,757,170
11,122	5.50%, 04/01/2038	11,270
10,417	5.50%, 06/01/2038	10,549
539,643	5.50%, 08/01/2038	548,585
29,245	5.50%, 05/01/2040	29,636
114,875	5.50%, 08/01/2040	116,374
129,118	5.50%, 06/01/2041	130,760
842,154	5.50%, 10/15/2046(4)	162,853
365,289	5.50%, 12/15/2046(4)	47,622
3,036,639	5.50%, 02/01/2053	3,025,071
776,928	5.50%, 08/01/2053	774,494
26,875	5.50%, 09/01/2053	26,745
714,909	5.50%, 10/01/2053	711,474
38,157	5.50%, 11/01/2053	37,988
12,066,491	5.50%, 12/01/2053	12,015,637
915,688	5.50%, 02/01/2054	910,341
197,621	5.50%, 03/01/2054	196,354
18,842,620	5.50%, 04/01/2054	18,716,411
12,559,414	5.50%, 08/01/2054	12,450,112
15,012,164	5.50%, 09/01/2054	14,893,710
30,177,663	5.50%, 12/01/2054	29,918,908
4,420,000	5.72%, 03/25/2046, 30 day USD SOFR Average + 2.10%(1)(2)	4,482,543
29,344	6.00%, 11/01/2033	29,943
21,210	6.00%, 02/01/2034	21,634

235

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.4% - (continued)
	Mortgage-Backed Agencies - 42.4% - (continued)
	Federal Home Loan Mortgage Corp. - 8.6% - (continued)
$ 32,494	6.00%, 07/01/2034	$33,191
8,767	6.00%, 08/01/2034	8,958
14,640	6.00%, 09/01/2034	14,922
9,228	6.00%, 01/01/2035	9,345
7,721	6.00%, 03/01/2035	7,874
14,743	6.00%, 05/01/2038	15,141
74,384	6.00%, 06/01/2038	77,132
144,181	6.00%, 05/15/2039	149,535
1,795,519	6.00%, 11/01/2052	1,828,748
1,616,394	6.00%, 12/01/2052	1,653,082
756,621	6.00%, 03/01/2053	777,417
17,661,169	6.00%, 06/01/2054	17,919,977
6,500,887	6.00%, 08/01/2054	6,602,765
2,294,870	6.00%, 01/01/2055	2,330,643
3,413,806	6.00%, 11/01/2055	3,475,541
1,550,000	6.32%, 06/25/2046, 30 day USD SOFR Average + 2.70%(1)(2)	1,552,840
65,039	6.50%, 07/15/2036	66,616
2,422,000	6.52%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	2,453,801
10,155,000	6.97%, 09/25/2041, 30 day USD SOFR Average + 3.35%(1)(2)	10,186,785
6,760,000	6.97%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	6,941,364
6,410,000	7.12%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	6,654,152
6,474,000	7.27%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	6,525,317
2,810,000	7.37%, 02/25/2042, 30 day USD SOFR Average + 3.75%(1)(2)	2,852,217
4,865,000	8.87%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	4,991,393
		359,883,166
	Federal National Mortgage Association - 11.9%
18,460	0.00%, 03/25/2036(6)(11)	15,918
387,380	0.00%, 06/25/2041(6)(11)	292,449
95,456	0.00%, 09/25/2041(6)(11)	72,463
7,124,977	0.30%, 01/25/2030(2)(4)	48,094
9,243,992	1.45%, 05/25/2029(2)(4)	221,602
1,642,756	1.50%, 09/01/2051	1,226,906
2,412,183	1.50%, 10/01/2051	1,800,478
1,662,438	1.50%, 11/01/2051	1,239,255
2,243,125	1.50%, 04/01/2052	1,672,098
630,300	1.75%, 12/25/2042	566,213
493,633	1.98%, 04/25/2055(2)(4)	23,353
468,881	2.00%, 09/25/2039	413,366
1,538,728	2.00%, 09/01/2040	1,331,156
5,053,590	2.00%, 12/01/2040	4,360,797
1,487,460	2.00%, 04/01/2041	1,281,592
476,531	2.00%, 05/01/2041	410,990
3,237,039	2.00%, 10/01/2041	2,772,039
1,229,122	2.00%, 02/01/2042	1,057,546
7,924,185	2.00%, 02/25/2042(4)	738,609
2,846,908	2.00%, 03/25/2050	2,407,140
2,442,217	2.00%, 09/01/2050	1,934,598
10,904,666	2.00%, 10/25/2050(4)	1,372,091
5,451,270	2.00%, 12/01/2050	4,299,195
1,136,196	2.00%, 01/01/2051	908,341
13,147,944	2.00%, 02/01/2051	10,360,947
20,826,898	2.00%, 03/01/2051	16,385,304
13,369,070	2.00%, 04/01/2051	10,521,494
6,717,324	2.00%, 05/01/2051	5,285,691
702,450	2.00%, 07/01/2051	552,951
1,803,049	2.00%, 08/01/2051	1,448,908
75,888	2.00%, 12/01/2051	60,301
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.4% - (continued)
	Mortgage-Backed Agencies - 42.4% - (continued)
	Federal National Mortgage Association - 11.9% - (continued)
$ 5,306,135	2.00%, 03/25/2052(4)	$662,628
422,472	2.02%, 05/25/2046(2)(4)	20,502
431,337	2.03%, 08/25/2044(2)(4)	24,900
355,521	2.20%, 06/25/2055(2)(4)	17,250
6,553,356	2.22%, 03/25/2055, 30 day USD SOFR Average + 5.84%(2)(4)	327,860
1,344,584	2.25%, 04/01/2033	1,160,681
5,152,215	2.33%, 10/25/2054, 30 day USD SOFR Average + 5.95%(2)(4)	261,574
28,986	2.50%, 06/25/2028(4)	459
3,080,015	2.50%, 06/01/2040	2,747,950
126,550	2.50%, 01/01/2043	108,902
749,233	2.50%, 02/01/2043	645,493
713,782	2.50%, 03/01/2043	617,271
420,000	2.50%, 03/25/2043	335,060
328,912	2.50%, 04/01/2043	283,275
161,773	2.50%, 06/01/2043	138,937
221,700	2.50%, 08/01/2043	189,458
1,343,394	2.50%, 04/01/2050	1,111,517
1,435,880	2.50%, 06/01/2050	1,189,880
1,817,956	2.50%, 07/01/2050	1,513,113
2,409,204	2.50%, 09/01/2050	1,988,377
3,667,249	2.50%, 10/01/2050	3,057,642
2,009,650	2.50%, 11/01/2050	1,652,241
982,164	2.50%, 12/01/2050	812,542
1,440,925	2.50%, 01/01/2051	1,200,767
868,208	2.50%, 02/01/2051	718,259
8,928,679	2.50%, 02/25/2051(4)	1,414,609
795,652	2.50%, 03/01/2051	658,095
25,170,260	2.50%, 05/01/2051	20,870,902
3,403,950	2.50%, 06/01/2051	2,799,396
1,959,461	2.50%, 07/01/2051	1,621,038
1,225,235	2.50%, 09/01/2051	1,017,418
10,385,553	2.50%, 10/01/2051	8,615,729
17,369,083	2.50%, 11/01/2051	14,466,710
1,890,211	2.50%, 12/01/2051	1,575,425
2,059,730	2.50%, 01/01/2052	1,715,518
18,731,112	2.50%, 03/01/2052	15,338,221
1,928,874	2.50%, 04/01/2052	1,608,325
4,424,305	2.50%, 06/25/2052(4)	669,611
4,633,053	2.50%, 09/25/2052(4)	719,983
2,836,864	2.50%, 01/01/2057	2,329,339
17,216	2.55%, 07/25/2044	16,922
13,976	3.00%, 09/25/2027(4)	121
16,481	3.00%, 12/25/2027(4)	201
41,283	3.00%, 01/25/2028(4)	244
95,815	3.00%, 01/01/2030	93,730
886,630	3.00%, 04/25/2033(4)	48,079
378,041	3.00%, 08/01/2033	364,015
188,659	3.00%, 06/01/2035	177,504
174,802	3.00%, 07/01/2035	163,942
1,174,883	3.00%, 03/01/2037	1,100,670
37,863	3.00%, 10/01/2037	35,041
2,238,163	3.00%, 06/01/2043	1,999,001
1,264,477	3.00%, 09/01/2048	1,109,169
789,949	3.00%, 08/25/2049	703,809
1,008,858	3.00%, 02/01/2050	880,142
3,612,569	3.00%, 08/01/2050	3,116,851
1,464,094	3.00%, 10/01/2050	1,255,640
2,132,185	3.00%, 12/01/2050	1,828,942
699,420	3.00%, 04/01/2051	601,791
1,693,948	3.00%, 05/01/2051	1,483,716
6,814,731	3.00%, 06/25/2051(4)	1,098,156
3,062,867	3.00%, 08/01/2051	2,652,008
4,992,848	3.00%, 10/01/2051	4,319,101
5,985,664	3.00%, 11/01/2051	5,157,118

236

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.4% - (continued)
	Mortgage-Backed Agencies - 42.4% - (continued)
	Federal National Mortgage Association - 11.9% - (continued)
$ 2,645,140	3.00%, 12/01/2051	$2,281,307
1,326,280	3.00%, 01/01/2052	1,144,440
4,198,019	3.00%, 01/25/2052(4)	648,319
1,415,068	3.00%, 04/01/2052	1,222,664
1,937,805	3.00%, 05/01/2052	1,677,438
7,632,778	3.00%, 07/25/2052(4)	1,376,839
600,000	3.00%, 09/25/2057	447,419
294,206	3.38%, 12/01/2029	283,939
16,670	3.50%, 05/25/2027(4)	77
39,383	3.50%, 10/25/2027(4)	564
98,889	3.50%, 05/25/2030(4)	4,071
26,604	3.50%, 08/25/2030(4)	656
135	3.50%, 02/25/2031(4)	0 (12)
1,305,017	3.50%, 08/25/2033(4)	95,669
192,641	3.50%, 09/25/2035(4)	15,607
1,102,301	3.50%, 11/25/2039(4)	90,038
2,763,283	3.50%, 08/01/2043	2,542,582
79,042	3.50%, 09/01/2043	72,513
489,140	3.50%, 10/01/2044	448,450
435,636	3.50%, 02/01/2045	397,492
583,744	3.50%, 01/01/2046	531,207
92,720	3.50%, 02/01/2046	84,220
441,754	3.50%, 03/01/2046	402,699
761,057	3.50%, 09/01/2046	690,806
357,073	3.50%, 10/01/2046	323,492
294,401	3.50%, 10/25/2046(4)	53,910
396,037	3.50%, 11/01/2046	361,008
2,258,405	3.50%, 12/01/2046	2,095,794
736,356	3.50%, 05/01/2047	669,042
1,519,440	3.50%, 09/01/2047	1,374,588
277,423	3.50%, 12/01/2047	252,561
826,396	3.50%, 01/01/2048	744,034
203,171	3.50%, 02/01/2048	184,119
500,000	3.50%, 05/25/2048	440,039
1,137,691	3.50%, 07/01/2048	1,032,944
259,310	3.50%, 11/01/2048	234,016
3,099,154	3.50%, 04/01/2052	2,779,412
3,963,482	3.50%, 09/01/2057	3,483,929
1,611,125	3.50%, 05/01/2058	1,416,186
2,049,101	3.50%, 12/25/2058	1,807,203
3,481,000	3.92%, 10/01/2030	3,380,680
3,434,075	3.96%, 11/01/2030	3,336,119
3,434,259	3.97%, 10/01/2030	3,340,759
5,039	4.00%, 05/25/2027(4)	23
365,435	4.00%, 04/01/2038	353,334
790,112	4.00%, 10/01/2040	753,176
277,628	4.00%, 11/01/2040	264,585
313,880	4.00%, 12/01/2040	299,430
97,547	4.00%, 02/01/2041	92,304
283,341	4.00%, 03/01/2041	269,660
775,437	4.00%, 06/01/2041	737,368
94,738	4.00%, 03/25/2042(4)	9,051
96,391	4.00%, 08/01/2042	91,199
273,596	4.00%, 09/01/2042	259,310
40,559	4.00%, 11/25/2042(4)	3,378
106,350	4.00%, 11/25/2043	102,812
35,624	4.00%, 06/01/2044	33,477
5,439	4.00%, 08/01/2044	5,112
40,450	4.00%, 10/01/2044	37,985
65,407	4.00%, 11/01/2044	61,473
44,755	4.00%, 03/01/2045	42,038
59,593	4.00%, 05/01/2045	55,933
339,130	4.00%, 07/01/2045	318,481
394,146	4.00%, 03/01/2046	370,939
239,340	4.00%, 05/01/2046	224,392
343,466	4.00%, 06/01/2046	321,294
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.4% - (continued)
	Mortgage-Backed Agencies - 42.4% - (continued)
	Federal National Mortgage Association - 11.9% - (continued)
$ 334,881	4.00%, 04/01/2047	$311,245
715,567	4.00%, 10/01/2047	666,030
738,398	4.00%, 11/01/2047	686,085
3,538,190	4.00%, 06/01/2048	3,282,914
486,997	4.00%, 09/01/2048	452,333
4,551,574	4.00%, 10/01/2048	4,230,010
2,082,468	4.00%, 01/01/2049	1,940,938
3,961,574	4.00%, 04/01/2049	3,681,227
704,355	4.00%, 05/01/2049	657,106
165,878	4.00%, 08/01/2049	156,203
2,794,898	4.00%, 04/01/2050	2,602,259
3,012,564	4.00%, 06/25/2050(4)	574,437
3,267,196	4.00%, 11/25/2050(4)	655,709
1,760,386	4.00%, 08/01/2051	1,642,466
1,921,943	4.00%, 06/01/2052	1,771,747
5,523,800	4.12%, 11/01/2030	5,402,493
155,768	4.50%, 09/01/2035	151,481
1,321,631	4.50%, 12/01/2037	1,306,846
42,233	4.50%, 08/01/2040	41,029
512,857	4.50%, 10/01/2040	498,296
24,369	4.50%, 08/01/2041	23,674
6,072	4.50%, 09/01/2041	5,894
273,125	4.50%, 10/01/2041	265,350
1,020,875	4.50%, 08/25/2043(4)	188,545
213,839	4.50%, 09/01/2043	207,766
541,830	4.50%, 04/01/2049	517,202
1,742,895	4.50%, 01/01/2051	1,648,526
5,717,818	4.50%, 03/25/2051(4)	1,082,511
4,342,930	4.50%, 10/01/2052	4,118,851
3,296,878	4.50%, 03/01/2053	3,112,754
8,275,000	4.50%, 06/01/2054	7,811,710
35,257	5.00%, 04/25/2038	35,256
894,655	5.00%, 12/25/2043(4)	165,627
5,565,770	5.00%, 07/25/2047	5,468,783
3,118,427	5.00%, 12/25/2051	3,087,299
15,361,770	5.00%, 09/01/2052	14,959,261
4,493,319	5.00%, 10/01/2052	4,374,657
760,557	5.00%, 11/01/2052	739,538
8,256,894	5.00%, 01/01/2053	8,043,191
3,979,322	5.00%, 03/01/2056	3,841,760
1,267,918	5.00%, 04/01/2056	1,224,087
34,763,260	5.00%, 05/01/2056	33,561,500
4,077,784	5.00%, 06/01/2056	3,936,815
8,999,204	5.00%, 07/01/2056	8,688,098
5,401,800	5.00%, 08/01/2056	5,215,056
3,515,000	5.07%, 12/01/2028	3,545,609
30,248	5.50%, 06/01/2033	30,700
120,810	5.50%, 07/01/2033	120,646
9,215	5.50%, 08/01/2033	9,205
487,792	5.50%, 11/01/2035	490,823
4,507,874	5.50%, 11/25/2035	4,536,444
115,999	5.50%, 04/01/2036	117,790
114,113	5.50%, 04/25/2037	115,727
1,197,687	5.50%, 04/01/2038	1,212,119
2,761,256	5.50%, 11/01/2039	2,790,654
6,193,160	5.50%, 08/01/2040	6,267,916
723,859	5.50%, 11/25/2040(4)	76,333
265,464	5.50%, 06/25/2042(4)	49,190
427,927	5.50%, 09/25/2044(4)	70,964
2,792,443	5.50%, 06/25/2051	2,787,615
1,437,368	5.50%, 12/25/2051	1,442,248
2,714,407	5.50%, 03/25/2052	2,718,322
2,568,261	5.50%, 04/25/2052	2,592,632
1,725,489	5.50%, 10/01/2052	1,721,843
3,012,078	5.50%, 11/01/2052	3,006,748
5,943,413	5.50%, 12/01/2052	5,937,386

237

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.4% - (continued)
	Mortgage-Backed Agencies - 42.4% - (continued)
	Federal National Mortgage Association - 11.9% - (continued)
$ 3,120,417	5.50%, 06/01/2053	$3,114,977
724,479	5.50%, 07/01/2053	720,992
75,819	5.50%, 08/01/2053	75,440
295,555	5.50%, 09/01/2053	293,878
626,697	5.50%, 10/01/2053	624,520
3,041,871	5.50%, 11/01/2053	3,027,172
52,411	5.50%, 12/01/2053	51,993
2,340,428	5.50%, 02/01/2054	2,325,236
171,559	5.50%, 03/01/2054	170,303
33,619,586	5.50%, 08/01/2054	33,305,915
6,663	5.51%, 05/25/2042(2)(4)	681
27,115	6.00%, 12/01/2032	27,428
38,683	6.00%, 03/01/2033	39,315
112,990	6.00%, 02/01/2037	117,220
96,137	6.00%, 12/01/2037	99,717
53,059	6.00%, 03/01/2038	54,902
22,715	6.00%, 10/01/2038	23,561
285,142	6.00%, 01/25/2042(4)	10,128
919,123	6.00%, 04/01/2044	934,607
1,592,644	6.00%, 05/01/2053	1,629,020
5,785,581	6.00%, 02/01/2054	5,853,999
2,603,935	6.00%, 05/01/2054	2,638,194
2,374,274	6.00%, 06/01/2054	2,404,980
2,033,571	6.00%, 09/01/2054	2,067,875
8,017,989	6.00%, 11/01/2054	8,112,893
507	7.50%, 12/01/2029	510
1,943	7.50%, 03/01/2030	1,992
5,836	7.50%, 09/01/2031	5,923
		496,379,110
	Government National Mortgage Association - 6.9%
452,195	1.25%, 05/20/2051	348,445
3,471,888	2.00%, 10/20/2050	2,785,594
4,106,923	2.00%, 11/20/2050	3,295,091
4,199,977	2.00%, 12/20/2050	3,369,735
130,487	2.00%, 01/20/2051	104,704
1,772,331	2.00%, 08/20/2051	1,483,605
12,581,263	2.00%, 02/20/2052	10,093,553
17,230,790	2.00%, 03/20/2052	13,823,700
749,706	2.00%, 06/20/2052	601,530
548,176	2.14%, 04/20/2040	452,790
240,707	2.50%, 12/16/2039	227,425
607,036	2.50%, 07/20/2041	543,182
3,431,038	2.50%, 10/20/2049	3,010,484
2,676,466	2.50%, 11/20/2049	2,251,045
2,119,541	2.50%, 03/20/2051	1,770,853
14,409,312	2.50%, 04/20/2051	12,038,770
9,288,707	2.50%, 09/20/2051	7,760,395
23,847,440	2.50%, 10/20/2051	19,923,684
548,914	2.50%, 02/20/2052	458,592
21,865,921	2.50%, 04/20/2052	18,267,907
20,050	3.00%, 09/20/2028(4)	71
1,261,349	3.00%, 05/20/2035(4)	48,891
469,212	3.00%, 09/20/2042	406,019
49,528	3.00%, 11/15/2042	44,366
213,348	3.00%, 02/16/2043(4)	26,619
56,142	3.00%, 06/15/2043	49,999
24,410	3.00%, 10/15/2044	21,314
40,415	3.00%, 02/15/2045	35,281
22,821	3.00%, 03/15/2045	19,926
96,031	3.00%, 04/15/2045	83,851
214,817	3.00%, 04/20/2045	196,657
25,584	3.00%, 06/15/2045	22,235
512,236	3.00%, 07/15/2045	447,248
9,148	3.00%, 08/15/2045	7,988
28,041	3.00%, 11/20/2045	24,731
169,000	3.00%, 02/20/2046	138,834
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.4% - (continued)
	Mortgage-Backed Agencies - 42.4% - (continued)
	Government National Mortgage Association - 6.9% - (continued)
$ 4,839,060	3.00%, 07/20/2050(4)	$620,023
9,836,469	3.00%, 04/20/2051	8,545,491
2,718,723	3.00%, 06/20/2051	2,361,886
2,917,471	3.00%, 08/20/2051	2,534,528
3,644,221	3.00%, 09/20/2051	3,165,886
2,499,850	3.00%, 10/20/2051	2,171,719
8,488,674	3.00%, 12/20/2051	7,374,398
2,004,944	3.00%, 12/20/2052	1,745,048
1,508	3.50%, 02/16/2027(4)	2
11,270	3.50%, 03/20/2027(4)	22
112,963	3.50%, 04/20/2042(4)	2,286
127,622	3.50%, 05/15/2042	116,351
1,131,832	3.50%, 10/20/2042(4)	151,769
388,444	3.50%, 12/15/2042	350,900
325,820	3.50%, 03/15/2043	293,655
462,810	3.50%, 04/15/2043	415,776
739,182	3.50%, 05/15/2043	667,124
345,250	3.50%, 07/20/2043(4)	56,585
1,418,873	3.50%, 03/20/2044	1,279,983
1,487,307	3.50%, 06/20/2046	1,341,623
1,513,431	3.50%, 02/20/2047	1,361,338
208,968	3.50%, 07/20/2047	187,772
1,648,298	3.50%, 08/20/2047	1,478,738
58,617	3.50%, 09/20/2047	52,648
72,036	3.50%, 10/20/2047	64,214
342,222	3.50%, 11/20/2047	308,449
306,177	3.50%, 03/20/2048	274,677
2,119,723	3.50%, 06/20/2049	1,903,489
1,179,686	3.50%, 07/20/2049	1,057,312
5,191,944	3.50%, 11/20/2049	4,650,128
555,188	3.50%, 12/20/2049	495,228
335,815	3.50%, 01/20/2050	300,783
347,107	3.50%, 06/20/2050	311,252
5,151,690	3.50%, 02/20/2051	4,602,768
716,902	3.50%, 03/20/2052	681,682
889,734	3.88%, 08/15/2042	824,344
22,323	4.00%, 05/20/2029(4)	68
508,733	4.00%, 09/20/2040	476,391
91,208	4.00%, 10/20/2040	84,489
228,778	4.00%, 12/20/2040	212,165
52,013	4.00%, 05/16/2042(4)	3,769
1,674,118	4.00%, 09/16/2042(4)	336,056
77,594	4.00%, 01/20/2044(4)	14,190
1,240,246	4.00%, 02/20/2045	1,160,263
945,393	4.00%, 08/20/2045	880,720
637,086	4.00%, 03/20/2047(4)	108,332
257,952	4.00%, 11/20/2047	234,921
811,149	4.00%, 03/20/2048	738,495
3,321,841	4.00%, 07/20/2048	3,067,614
5,207,361	4.00%, 08/20/2052	4,762,275
16,720,000	4.00%, 08/01/2056(13)	15,123,486
7,598	4.50%, 07/15/2033	7,529
18,469	4.50%, 05/15/2040	17,782
104,376	4.50%, 06/15/2041	100,141
13,621	4.50%, 09/20/2041	13,162
7,200	4.50%, 05/20/2044	6,907
374,021	4.50%, 06/20/2044	358,923
319,729	4.50%, 10/20/2044	306,704
536,425	4.50%, 05/20/2045(4)	109,940
1,696,791	4.50%, 08/20/2045(4)	305,341
262,957	4.50%, 01/20/2046	252,273
955,470	4.50%, 12/16/2046(4)	126,562
762,676	4.50%, 01/20/2047(4)	81,219
1,140,972	4.50%, 05/20/2048(4)	161,186
853,200	4.50%, 08/20/2049	810,316
1,404,878	4.50%, 09/20/2049	1,337,049

238

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.4% - (continued)
	Mortgage-Backed Agencies - 42.4% - (continued)
	Government National Mortgage Association - 6.9% - (continued)
$ 1,296,877	4.50%, 08/20/2052	$1,226,467
1,175,143	4.50%, 09/20/2052	1,113,842
5,408,105	4.50%, 10/20/2052	5,126,670
10,593,476	4.50%, 11/20/2054	9,960,809
10,464,462	4.50%, 12/20/2054	9,823,197
33,710	5.00%, 05/20/2034	33,534
15,940	5.00%, 07/15/2039	15,913
792,454	5.00%, 02/16/2040(4)	150,183
1,307,836	5.00%, 05/20/2040(4)	1,189,542
935,859	5.00%, 06/20/2040	932,865
367,869	5.00%, 07/20/2040	365,788
211,572	5.00%, 06/15/2041	210,934
217,048	5.00%, 10/16/2041(4)	34,811
311,090	5.00%, 03/15/2044	309,949
412,363	5.00%, 06/20/2046(4)	40,300
171,040	5.00%, 01/16/2047(4)	32,854
125,819	5.00%, 09/16/2047(4)	23,754
4,224,970	5.00%, 10/20/2047(4)	822,063
130,846	5.00%, 06/20/2048(4)	14,225
4,274,164	5.00%, 06/15/2052	4,146,964
129,814	5.00%, 07/15/2052	125,951
20,302,500	5.00%, 08/01/2056(13)	19,642,103
110,579	5.50%, 05/20/2038	112,041
408,066	5.50%, 03/20/2039(4)	16,909
433,664	5.50%, 02/16/2047(4)	56,899
236,194	5.50%, 02/20/2047(4)	33,829
7,255,000	5.50%, 08/01/2056(13)	7,207,006
317,954	5.97%, 07/20/2039(2)(4)	2,836
10,825	6.00%, 11/15/2032	10,882
43,455	6.00%, 02/15/2033	43,675
2,825	6.00%, 07/15/2033	2,847
10,193	6.00%, 10/15/2034	10,244
92,554	6.00%, 03/15/2036	96,484
1,048	6.00%, 05/15/2036	1,078
57,933	6.00%, 08/15/2039	59,459
4,624	6.00%, 09/15/2039	4,772
8,938	6.00%, 06/15/2040	9,182
527,293	6.00%, 09/20/2040(4)	80,339
495,219	6.00%, 02/20/2046(4)	55,490
38,368,000	6.00%, 08/01/2056(13)	38,993,751
1,668	6.50%, 09/15/2028	1,705
118	6.50%, 10/15/2028	121
1,319	6.50%, 12/15/2028	1,356
4,024	6.50%, 05/15/2029	4,086
1,969	6.50%, 08/15/2031	2,024
39,423	6.50%, 11/15/2031	39,926
10,635	6.50%, 01/15/2032	10,880
1,646	6.50%, 03/15/2032	1,666
770	6.50%, 04/15/2032	777
		289,336,241
	Tennessee Valley Authority Power - 0.0%
700,000	4.25%, 09/15/2065	538,782
	Uniform Mortgage-Backed Security - 15.0%
20,370,000	2.00%, 08/01/2056(13)	15,863,138
19,876,000	2.50%, 08/01/2056(13)	16,201,827
16,680,000	3.00%, 08/01/2056(13)	14,217,740
22,400,000	3.50%, 08/01/2056(13)	19,868,625
7,495,000	4.00%, 08/01/2041(13)	7,178,488
28,927,000	4.00%, 08/01/2056(13)	26,404,476
21,170,000	4.50%, 08/01/2041(13)	20,678,351
40,343,000	4.50%, 08/01/2056(13)	37,879,169
8,240,000	5.00%, 08/01/2041(13)	8,199,404
63,415,000	5.50%, 08/01/2041(13)	64,063,416
131,805,000	5.50%, 08/01/2056(13)	130,434,919
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.4% - (continued)
	Mortgage-Backed Agencies - 42.4% - (continued)
	Uniform Mortgage-Backed Security - 15.0% - (continued)
$ 110,010,000	6.00%, 08/01/2056(13)	$111,221,399
149,815,000	6.50%, 09/01/2056(13)	154,192,362
		626,403,314
	Total U.S. Government Agencies (cost $1,833,205,738)	$1,772,540,613
U.S. GOVERNMENT SECURITIES - 28.8%
	U.S. Treasury Securities - 28.8%
	U.S. Treasury Bonds - 13.1%
32,475,000	1.13%, 05/15/2040	$19,812,287
32,275,000	1.13%, 08/15/2040	19,479,728
100,845,000	1.25%, 05/15/2050	45,340,858
66,610,000	1.38%, 11/15/2040	41,459,521
23,005,000	1.38%, 08/15/2050	10,663,177
32,975,000	2.25%, 05/15/2041	23,153,345
26,985,000	2.50%, 02/15/2045	18,079,950
18,100,000	2.50%, 02/15/2046	11,919,840
23,034,000	2.88%, 11/15/2046	16,070,714
12,500,000	3.00%, 02/15/2047	8,887,695
14,136,000	3.00%, 05/15/2047	10,021,099
17,840,000	3.00%, 02/15/2048	12,527,025
58,725,000	3.00%, 08/15/2052(14)	39,538,441
11,885,000	3.13%, 02/15/2043	9,128,701
55,100,000	3.13%, 08/15/2044(15)	41,318,543
43,015,000	3.13%, 05/15/2048	30,816,215
16,225,000	3.38%, 08/15/2042	13,017,394
75,440,000	3.38%, 05/15/2044(16)	58,990,543
14,635,000	3.63%, 08/15/2043	11,973,831
31,690,000	3.63%, 05/15/2053	24,076,973
19,765,000	4.00%, 11/15/2042	17,161,579
3,775,000	4.25%, 05/15/2039	3,543,486
62,680,000	4.25%, 08/15/2054	53,226,583
7,035,000	4.50%, 08/15/2039	6,738,211
		546,945,739
	U.S. Treasury Inflation-Indexed Bonds - 0.8%
45,425,578	0.75%, 02/15/2042(17)	33,329,491
	U.S. Treasury Inflation-Indexed Notes - 2.2%
96,708,090	1.25%, 04/15/2031(17)	92,845,028
	U.S. Treasury Notes - 12.7%
32,995,000	0.63%, 05/15/2030	28,709,517
45,535,000	1.63%, 05/15/2031	40,076,136
225,200	3.50%, 02/15/2029	220,775
59,905,000	3.50%, 02/15/2033	56,404,302
8,690,000	3.63%, 08/31/2029	8,511,448
102,270,000	3.63%, 12/31/2030(16)	99,066,073
21,525,000	3.88%, 08/15/2033	20,630,367
56,335,000	3.88%, 08/15/2034	53,489,642
35,755,000	4.00%, 02/28/2030	35,320,633
38,255,000	4.00%, 02/15/2034	36,796,528
72,470,000	4.00%, 11/15/2035	68,699,295
43,250,000	4.13%, 02/15/2036	41,330,781
20,725,000	4.38%, 01/31/2032	20,631,090
23,060,000	4.63%, 02/15/2035	23,002,350
		532,888,937
	Total U.S. Government Securities (cost $1,397,460,470)	$1,206,009,195
PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
2,430	Oracle Corp. Series D, 6.50%(7)	$101,768

239

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.0% - (continued)
	Utilities - 0.0%
7,782	PG&E Corp. Series A, 6.00%		$330,035
	Total Preferred Stocks (cost $469,280)		$431,803
	Total Long-Term Investments (cost $5,130,955,716)		$4,836,294,893
SHORT-TERM INVESTMENTS - 0.5%
	Securities Lending Collateral - 0.5%
18,662,777	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(18)		$18,662,777
	Total Short-Term Investments (cost $18,662,777)		$18,662,777
	Total Investments (cost $5,149,618,493)	116.1%	$4,854,957,670
	Other Assets and Liabilities	(16.1)%	(672,546,741)
	Net Assets	100.0%	$4,182,410,929
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$1,214,896,485, representing 29.0% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Securities disclosed are interest-only strips.
(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the aggregate value of these securities was $108,024,851, representing 2.6% of net assets.

(6)	Security is a zero-coupon bond.
(7)	Represents entire or partial securities on loan.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(10)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2026.

(11)	Securities disclosed are principal-only strips.
(12)	Market value is less than $1.
(13)	Represents or includes a TBA transaction.
(14)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2026, the market value of securities pledged was $7,180,545.
(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2026, the market value of securities pledged was $33,519,762.
(16)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of July 31, 2026, the market value of securities pledged was $2,581,203.
(17)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(18)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	377	09/15/2026	$28,682,099	$(11,393)
Euro-BTP Italian Bond Future	212	09/08/2026	28,412,044	1,458
U.S. Treasury 2-Year Note Future	389	09/30/2026	79,982,047	29,901
U.S. Treasury 5-Year Note Future	1,287	09/30/2026	136,391,837	(622,423)

240

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Futures Contracts Outstanding at July 31, 2026 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
U.S. Treasury 10-Year Note Future	978	09/21/2026	$105,624,000	$(971,701)
U.S. Treasury 10-Year Ultra Future	1,572	09/21/2026	172,453,312	(2,444,384)
Total				$(4,018,542)
Short position contracts:
Euro BUXL 30-Year Bond Future	(35)	09/08/2026	$(4,270,921)	$16,475
Euro-BUND Future	(140)	09/08/2026	(20,076,800)	217,582
Long Gilt Future	(40)	09/28/2026	(4,662,678)	116,305
U.S. Treasury Long Bond Future	(88)	09/21/2026	(9,531,500)	90,942
U.S. Treasury Ultra Bond Future	(314)	09/21/2026	(34,441,875)	1,096,965
Total				$1,538,269
Total futures contracts				$(2,480,273)

TBA Sale Commitments Outstanding at July 31, 2026
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 2.00%	$5,075,000	08/20/2056	$(4,062,379)	$49,769
Government National Mortgage Association, 2.50%	34,061,000	08/20/2056	(28,424,595)	339,345
Government National Mortgage Association, 3.00%	4,975,000	08/20/2056	(4,312,896)	41,267
Government National Mortgage Association, 3.50%	2,400,000	08/20/2056	(2,100,509)	37,366
Government National Mortgage Association, 4.00%	12,045,000	08/20/2056	(10,894,880)	140,411
Government National Mortgage Association, 4.50%	69,070,000	08/20/2056	(64,728,714)	1,140,604
Government National Mortgage Association, 5.50%	25,045,000	08/20/2056	(24,879,319)	42,861
Uniform Mortgage-Backed Security, 2.00%	1,598,000	08/13/2056	(1,244,442)	27,341
Uniform Mortgage-Backed Security, 2.50%	50,155,000	08/13/2056	(40,883,610)	941,663
Uniform Mortgage-Backed Security, 2.50%	30,270,000	09/14/2056	(24,663,805)	150,500
Uniform Mortgage-Backed Security, 5.00%	71,880,000	08/13/2056	(69,361,752)	888,475
Total TBA sale commitments (proceeds receivable $279,356,503)			$(275,556,901)	$3,799,602
At July 31, 2026, the aggregate market value of TBA Sale Commitments represents (6.6)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ITRAXX.SEN.FIN.S45.V1	EUR	1,135,000	(1.00%)	06/20/2031	Quarterly	$—	$(26,268)	$(27,665)	$(1,397)
Sell protection:
CDX.NA.HY.S46.V1	USD	89,654,400	5.00%	06/20/2031	Quarterly	$6,887,255	$—	$7,238,023	$350,768
CDX.NA.IG.S46.V1	USD	127,739,777	1.00%	06/20/2031	Quarterly	2,591,442	—	2,776,169	184,727
ITRAXX-EUR.S45.V1	EUR	1,710,869	1.00%	06/20/2031	Quarterly	31,959	—	43,429	11,470
Total						$9,510,656	$—	$10,057,621	$546,965

241

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2026 – (continued)
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Alphabet, Inc. (AA+ )	USD	10,500,000	1.00%	06/20/2031	Quarterly	$247,486	$—	$201,613	$(45,873)
Amazon.com, Inc. (AA)	USD	10,540,000	1.00%	06/20/2031	Quarterly	238,989	—	203,522	(35,467)
Broadcom, Inc. (A-)	USD	10,535,000	1.00%	06/20/2031	Quarterly	219,816	—	30,006	(189,810)
CCO Holdings Capital Corp (BB+)	USD	2,600,000	5.00%	06/20/2031	Quarterly	209,618	—	159,365	(50,253)
Lincoln National Corp. (BBB+)	USD	335,000	1.00%	06/20/2031	Quarterly	—	(4,985)	(4,071)	914
Meta Platforms, Inc. (AA-)	USD	10,400,000	1.00%	06/20/2031	Quarterly	138,151	—	56,043	(82,108)
Oracle Corp. (BBB-)	USD	11,750,000	1.00%	12/20/2030	Quarterly	—	(117,186)	(381,780)	(264,594)
Oracle Corp. (BBB-)	USD	1,035,000	1.00%	06/20/2031	Quarterly	—	(41,413)	(42,135)	(722)
Paramount Global (BB+)	USD	11,835,000	1.00%	06/20/2031	Quarterly	—	(966,060)	(903,098)	62,962
Total						$1,054,060	$(1,129,644)	$(680,535)	$(604,951)
Total centrally cleared credit default swap contracts						$10,564,716	$(1,155,912)	$9,349,421	$(59,383)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.70% Fixed	12 mo. USD SOFR	USD	24,075,000	05/31/2029	Annual	$—	$—	$282,510	$282,510
3.38% Fixed	12 mo. USD SOFR	USD	8,625,000	05/31/2030	Annual	—	—	239,803	239,803
3.60% Fixed	12 mo. USD SOFR	USD	19,100,000	11/15/2032	Annual	—	—	646,039	646,039
4.16% Fixed	12 mo. USD SOFR	USD	60,025,000	03/19/2045	Annual	—	(210,870)	2,846,672	3,057,542
2.97% Fixed	12 mo. USD SOFR	USD	16,045,000	03/15/2053	Annual	8,626	—	3,951,168	3,942,542
3.25% Fixed	12 mo. USD SOFR	USD	7,880,000	06/21/2053	Annual	—	(76,911)	1,588,063	1,664,974
3.59% Fixed	12 mo. USD SOFR	USD	12,140,000	09/20/2053	Annual	49,971	—	1,823,712	1,773,741
3.75% Fixed	12 mo. USD SOFR	USD	7,350,000	12/18/2054	Annual	10,280	—	913,349	903,069
Total centrally cleared interest rate swaps contracts						$68,877	$(287,781)	$12,291,316	$12,510,220

Foreign Currency Contracts Outstanding at July 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
54,362,000	EUR	61,935,464	USD	DEUT	08/28/2026	$823,944
292,000	EUR	333,601	USD	MSC	08/28/2026	3,505
2,279,000	EUR	2,630,011	USD	BNP	08/28/2026	1,030
148,347	USD	129,000	EUR	UBS	08/28/2026	(579)
662,013	USD	574,000	EUR	BCLY	08/28/2026	(654)
169,600	USD	149,000	EUR	MSC	08/28/2026	(2,417)
356,542	USD	312,000	EUR	BOA	08/28/2026	(3,653)
183,640,553	USD	161,185,000	EUR	DEUT	08/28/2026	(2,443,018)
455,187	USD	341,000	GBP	BOA	08/28/2026	(4,384)
10,456,504	USD	7,860,000	GBP	BCLY	08/28/2026	(136,541)
Total foreign currency contracts						$(1,762,767)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

242

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$960,011,671	$—	$960,011,671	$—
Convertible Bonds	5,408,278	—	5,408,278	—
Corporate Bonds	752,784,043	—	752,784,043	—
Foreign Government Obligations	91,611,647	—	91,611,647	—
Municipal Bonds	2,906,830	—	2,906,830	—
Senior Floating Rate Interests	44,590,813	—	44,590,813	—
U.S. Government Agencies	1,772,540,613	—	1,772,540,613	—
U.S. Government Securities	1,206,009,195	—	1,206,009,195	—
Preferred Stocks	431,803	431,803	—	—
Short-Term Investments	18,662,777	18,662,777	—	—
Foreign Currency Contracts(2)	828,479	—	828,479	—
Futures Contracts(2)	1,569,628	1,569,628	—	—
Swaps - Credit Default(2)	610,841	—	610,841	—
Swaps - Interest Rate(2)	12,510,220	—	12,510,220	—
Total	$4,870,476,838	$20,664,208	$4,849,812,630	$—
Liabilities
Foreign Currency Contracts(2)	$(2,591,246)	$—	$(2,591,246)	$—
Futures Contracts(2)	(4,049,901)	(4,049,901)	—	—
Swaps - Credit Default(2)	(670,224)	—	(670,224)	—
TBA Sale Commitments	(275,556,901)	—	(275,556,901)	—
Total	$(282,868,272)	$(4,049,901)	$(278,818,371)	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

243

The Hartford World Bond Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.9%
	Bermuda - 0.2%
	Bellemeade Re Ltd.
$ 493,925	Series 2025-1, 5.17%, 10/25/2035, 30 day USD SOFR Average + 1.55%(1)(2)	$494,056
1,853,819	Series 2023-1, 7.87%, 10/25/2033, 30 day USD SOFR Average + 4.25%(1)(2)	1,881,894
	Home Re Ltd.
1,359,466	Series 2023-1, 8.22%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	1,381,475
1,000,000	Series 2023-1, 9.62%, 10/25/2033, 30 day USD SOFR Average + 6.00%(1)(2)	1,066,208
1,397,358	Radnor RE Ltd. Series 2022-1, 10.37%, 09/25/2032, 30 day USD SOFR Average + 6.75%(1)(2)	1,438,347
3,235,000	TSTAT Ltd. Series 2022-1A, 5.08%, 01/20/2032, 3 mo. USD Term SOFR + 1.35%(1)(2)	3,232,674
		9,494,654
	Cayman Islands - 2.0%
1,525,000	AASET Ltd. Series 2026-1A, 5.65%, 07/16/2051(1)	1,518,407
955,000	ACREC LLC Series 2026-FL4, 5.27%, 01/18/2043, 1 mo. USD Term SOFR + 1.60%(1)(2)	955,297
2,000,000	AGL CLO 9 Ltd. Series 2020-9A, 7.28%, 04/20/2037, 3 mo. USD Term SOFR +5.00%(1)(2)	1,947,502
2,135,000	Anchorage Capital CLO 28 Ltd. Series 2024-28A, 5.23%, 04/20/2037, 3 mo. USD Term SOFR + 1.50%(1)(2)	2,136,996
	Bain Capital Credit CLO Ltd.
2,500,000	Series 2022-2A, 5.63%, 04/22/2035, 3 mo. USD Term SOFR + 1.90%(1)(2)	2,503,137
2,145,000	Series 2021-3A, 5.68%, 07/24/2034, 3 mo. USD Term SOFR + 1.90%(1)(2)	2,145,905
2,735,000	Ballyrock CLO 26 Ltd. Series 2024-26A, 7.11%, 07/25/2037, 3 mo. USD Term SOFR + 3.33%(1)(2)	2,741,961
1,250,000	Ballyrock CLO 27 Ltd. Series 2024-27A, 6.71%, 10/25/2037, 3 mo. USD Term SOFR + 2.90%(1)(2)	1,250,106
	Benefit Street Partners CLO XXII Ltd.
3,500,000	Series 2020-22AR, 5.32%, 07/20/2039, 3 mo. USD Term SOFR + 1.70%(1)(2)	3,500,000
3,500,000	Series 2020-22A, 5.48%, 04/20/2035, 3 mo. USD Term SOFR + 1.75%(1)(2)	3,479,574
550,625	BSPRT Issuer Ltd. Series 2023-FL10, 5.94%, 09/15/2035, 1 mo. USD Term SOFR + 2.26%(1)(2)	550,857
2,310,000	Buckhorn Park CLO Ltd. Series 2019-1A, 6.63%, 07/18/2034, 3 mo. USD Term SOFR + 2.90%(1)(2)	2,228,905
915,000	BXMT Ltd. Series 2026-FL6, 5.12%, 08/19/2043, 1 mo. USD Term SOFR + 1.45%(1)(2)	915,242
2,890,000	CIFC Funding Ltd. Series 2023-2A, 5.38%, 01/21/2037, 3 mo. USD Term SOFR + 1.65%(1)(2)	2,898,682
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.9% - (continued)
	Cayman Islands - 2.0% - (continued)
$ 2,000,000	Elmwood CLO 24 Ltd. Series 2023-3A, 5.35%, 01/17/2038, 3 mo. USD Term SOFR + 1.60%(1)(2)	$2,003,370
1,500,000	Elmwood CLO III Ltd. Series 2019-3A, 6.83%, 07/18/2037, 3 mo. USD Term SOFR + 3.10%(1)(2)	1,501,608
1,700,000	Elmwood CLO VI Ltd. Series 2020-3A, 6.83%, 07/18/2037, 3 mo. USD Term SOFR + 3.10%(1)(2)	1,709,639
91,097	Falcon Aerospace Ltd. Series 2019-1, 3.60%, 09/15/2039(1)	90,205
865,000	Franklin Park Place CLO VI LLC Series 2025-1A, 5.75%, 07/15/2038, 3 mo. USD Term SOFR + 2.00%(1)(2)	865,476
860,000	GoldenTree Loan Management U.S. CLO 8 Ltd. Series 2020-8A, 6.63%, 10/20/2034, 3 mo. USD Term SOFR + 2.90%(1)(2)	865,622
2,275,000	Golub Capital Partners Static Ltd. Series 2024-1A, 5.38%, 07/20/2035, 3 mo. USD Term SOFR + 1.65%(1)(2)	2,272,707
770,000	GS REFT Issuer Ltd. Series 2026-FL1, 5.17%, 10/19/2043, 1 mo. USD Term SOFR + 1.50%(1)(2)	772,865
1,937,845	Horizon Aircraft Finance I Ltd. Series 2018-1, 4.46%, 12/15/2038(1)	1,929,588
710,690	Horizon Aircraft Finance III Ltd. Series 2019-2, 3.43%, 11/15/2039(1)	704,934
3,000,000	HPS Loan Management Ltd. Series 10A-16, 5.58%, 04/20/2034, 3 mo. USD Term SOFR + 1.85%(1)(2)	3,000,645
476,120	JOL Air Ltd. Series 2019-1, 3.97%, 04/15/2044(1)	479,116
1,670,000	Neuberger Berman CLO XX Ltd. Series 2015-20A, 5.25%, 04/15/2039, 3 mo. USD Term SOFR + 1.50%(1)(2)	1,672,014
2,775,000	Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, 5.64%, 07/16/2036, 3 mo. USD Term SOFR + 1.85%(1)(2)	2,777,112
1,500,000	OZLM XVIII Ltd. Series 2018-18A, 5.86%, 04/15/2031, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,504,485
1,725,000	Palmer Square CLO Ltd. Series 2021-4A, 5.60%, 07/15/2038, 3 mo. USD Term SOFR + 1.85%(1)(2)	1,730,839
	Palmer Square Loan Funding Ltd.
3,000,000	Series 2025-2A, 5.15%, 07/15/2033, 3 mo. USD Term SOFR + 1.40%(1)(2)	3,000,462
3,250,000	Series 2024-2A, 5.25%, 01/15/2033, 3 mo. USD Term SOFR + 1.50%(1)(2)	3,250,325
1,910,000	Series 2022-4A, 5.43%, 07/24/2031, 3 mo. USD Term SOFR + 1.65%(1)(2)	1,911,734
2,495,000	Series 2024-1A, 5.60%, 10/15/2032, 3 mo. USD Term SOFR + 1.85%(1)(2)	2,482,525
1,645,000	Series 2025-1A, 5.90%, 02/15/2033, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,643,355

244

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.9% - (continued)
	Cayman Islands - 2.0% - (continued)
$ 2,500,000	Series 2025-3A, 8.15%, 01/15/2034, 3 mo. USD Term SOFR + 4.40%(1)(2)	$2,495,432
4,525,000	PFP Ltd. Series 2026-14, 5.27%, 12/18/2043, 1 mo. USD SOFR + 1.60%(1)(2)	4,533,407
4,000,000	Riserva CLO Ltd. Series 2016-3A, 5.48%, 01/18/2034, 3 mo. USD Term SOFR + 1.75%(1)(2)	3,977,752
2,989,334	Rockford Tower CLO Ltd. Series 2021-1A, 5.64%, 07/20/2034, 3 mo. USD Term SOFR + 1.91%(1)(2)	2,991,367
3,140,000	Sixth Street CLO VIII Ltd. Series 2017-8A, 5.53%, 10/20/2034, 3 mo. USD Term SOFR + 1.80%(1)(2)	3,141,080
1,500,000	Sound Point CLO II Ltd. Series 2013-1A, 5.92%, 01/26/2031, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,499,423
835,000	Sound Point CLO V-R Ltd. Series 2014-1RA, 7.09%, 07/18/2031, 3 mo. USD Term SOFR + 3.36%(1)(2)	834,565
2,545,000	Southwick Park CLO LLC Series 2019-4A, 5.28%, 07/20/2032, 3 mo. USD Term SOFR + 1.55%(1)(2)	2,540,340
1,000,000	Symphony CLO XXII Ltd. Series 2020-22A, 5.83%, 04/18/2033, 3 mo. USD Term SOFR + 2.10%(1)(2)	1,000,024
3,500,000	Symphony CLO XXIX Ltd. Series 2021-29A, 5.65%, 10/15/2035, 3 mo. USD Term SOFR + 1.90%(1)(2)	3,502,303
6,546	Thunderbolt II Aircraft Lease Ltd. Series 2018-A, 5.96%, 09/15/2038(1)(3)	6,552
1,400,000	TRTX Issuer Ltd. Series 2025-FL6, 5.72%, 09/18/2042, 1 mo. USD Term SOFR + 2.05%(1)(2)	1,399,856
		92,863,298
	Ireland - 0.0%
EUR 435,000	Palmer Square European Loan Funding DAC Series 2025-1A, 3.98%, 10/15/2034, 3 mo. EURIBOR + 1.55%(1)(2)	501,775
	Jersey - 0.1%
$ 500,000	Cedar Funding XVIII CLO Ltd. Series 2024-18A, 7.65%, 04/23/2037, 3 mo. USD Term SOFR + 3.90%(1)(2)	500,515
1,040,000	Hartwick Park CLO Ltd. Series 2023-1A, 5.43%, 01/20/2037, 3 mo. USD Term SOFR + 1.70%(1)(2)	1,036,856
2,000,000	Invesco U.S. CLO Ltd. Series 2023-1A, 6.73%, 04/22/2037, 3 mo. USD Term SOFR + 3.00%(1)(2)	1,990,830
		3,528,201
	United States - 7.6%
2,685,000	280 Park Avenue Mortgage Trust Series 2017-280P, 4.85%, 09/15/2034, 1 mo. USD Term SOFR + 1.18%(1)(2)	2,679,966
1,975,085	AASET Trust Series 2024-1A, 6.26%, 05/16/2049(1)	1,968,260
1,400,000	Ajax Mortgage Loan Trust Series 2021-A, 2.35%, 09/25/2065(1)(2)	1,172,825
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.9% - (continued)
	United States - 7.6% - (continued)
$ 3,810,000	ALA Trust Series 2025-OANA, 5.42%, 06/15/2040, 1 mo. USD Term SOFR + 1.74%(1)(2)	$3,824,287
1,564,500	Ally Bank Auto Credit-Linked Notes Series 2025-B, 4.94%, 09/15/2033(1)	1,556,034
1,690,000	American Credit Acceptance Receivables Trust Series 2026-3, 5.49%, 03/08/2033(1)	1,688,711
	Angel Oak Mortgage Trust
573,178	Series 2021-7, 1.98%, 10/25/2066(1)(2)	490,247
1,675,000	Series 2020-3, 3.81%, 04/25/2065(1)(2)	1,559,488
1,202,554	Series 2024-7, 5.62%, 05/25/2069(1)(3)	1,203,895
475,000	AREIT Trust Series 2025-CRE11, 5.68%, 07/25/2043, 1 mo. USD Term SOFR + 2.00%(1)(2)	476,573
4,510,000	Aspire Mortgage Trust Series 2026-4, 5.72%, 07/26/2066(1)(2)	4,515,172
	Avis Budget Rental Car Funding AESOP LLC
1,400,000	Series 2026-1A, 4.96%, 08/20/2030(1)	1,374,258
2,880,000	Series 2026-2A, 5.44%, 08/20/2032(1)	2,824,325
2,530,000	BAHA Trust Series 2024-MAR, 7.52%, 12/10/2041(1)(2)	2,591,204
2,250,000	Bain Capital Credit CLO Ltd. Series 2022-3A, 7.45%, 07/17/2035, 3 mo. USD Term SOFR + 3.70%(1)(2)	2,220,768
1,545,000	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10, 3.00%, 07/15/2049(1)	1,340,257
4,945,686	BBCMS Mortgage Trust Series 2020-C7, 1.59%, 04/15/2053(2)(4)	180,448
	BDS LLC
3,675,000	Series 2025-FL15, 5.07%, 03/19/2043, 1 mo. USD Term SOFR + 1.40%(1)(2)	3,671,516
1,055,000	Series 2026-FL18, 5.52%, 02/19/2044, 1 mo. USD Term SOFR + 1.90%(1)(2)	1,055,457
339,000	Series 2025-FL15, 5.82%, 03/19/2043, 1 mo. USD Term SOFR + 2.15%(1)(2)	340,446
	Benchmark Mortgage Trust
2,445,910	Series 2019-B9, 1.00%, 03/15/2052(2)(4)	47,976
1,888,000	Series 2020-B16, 2.94%, 02/15/2053(2)	1,719,217
2,080,000	BFLD Commercial Mortgage Trust Series 2024-UNIV, 5.52%, 11/15/2041, 1 mo. USD Term SOFR + 1.84%(1)(2)	2,083,900
2,758,671	BINOM Mortgage Loan Trust Series 2026-NQM1, 5.06%, 02/25/2066(1)(2)	2,726,045
736,392	Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A, 2.44%, 07/15/2046(1)	698,555
4,450,000	BOCA Commercial Mortgage Trust Series 2025-BOCA, 5.58%, 12/15/2042, 1 mo. USD Term SOFR + 1.90%(1)(2)	4,458,233

245

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.9% - (continued)
	United States - 7.6% - (continued)
	BPR Trust
$ 1,150,000	Series 2021-NRD, 5.20%, 12/15/2038, 1 mo. USD Term SOFR + 1.53%(1)(2)	$1,147,813
460,000	Series 2024-PMDW, 5.85%, 11/05/2041(1)(2)	458,688
	BRAVO Residential Funding Trust
432,000	Series 2021-NQM2, 2.29%, 03/25/2060(1)(2)	413,084
1,090,000	Series 2021-NQM1, 2.32%, 02/25/2049(1)(2)	941,539
	Bridgecrest Lending Auto Securitization Trust
1,953,694	Series 2026-1, 4.10%, 07/17/2028	1,953,446
2,940,000	Series 2026-1, 4.99%, 11/17/2031	2,894,017
3,310,000	Series 2026-3, 5.59%, 04/15/2032	3,307,399
	Business Jet Securities LLC
641,704	Series 2024-2A, 5.36%, 09/15/2039(1)	638,663
404,134	Series 2024-1A, 6.20%, 05/15/2039(1)	406,858
1,180,000	BX Commercial Mortgage Trust Series 2026-ALOHA, 5.38%, 04/15/2043, 1 mo. USD Term SOFR + 1.70%(1)(2)	1,180,181
	BX Trust
1,405,000	Series 2026-CLS, 5.08%, 05/15/2043, 1 mo. USD Term SOFR + 1.40%(1)(2)	1,407,636
1,335,000	Series 2026-RISE, 5.13%, 04/15/2041, 1 mo. USD Term SOFR + 1.45%(1)(2)	1,337,087
3,615,000	Series 2026-CART, 5.23%, 02/15/2036, 1 mo. USD Term SOFR + 1.55%(1)(2)	3,610,479
655,000	Series 2026-ORBT, 5.23%, 07/15/2043, 1 mo. USD Term SOFR + 1.55%(1)(2)	656,629
3,300,000	Series 2025-DELC, 5.48%, 12/15/2042, 1 mo. USD Term SOFR + 1.80%(1)(2)	3,308,244
2,165,000	Series 2025-ARIA, 5.52%, 12/13/2042(1)(2)	2,141,792
2,386,230	Series 2024-BRVE, 6.22%, 04/15/2041, 1 mo. USD Term SOFR + 2.54%(1)(2)	2,392,196
2,599,093	BXSC Commercial Mortgage Trust Series 2022-WSS, 6.07%, 03/15/2035, 1 mo. USD Term SOFR + 2.39%(1)(2)	2,602,286
6,717,520	Cantor Commercial Real Estate Lending Series 2019-CF1, 1.11%, 05/15/2052(2)(4)	134,778
	Castlelake Aircraft Structured Trust
157,935	Series 2019-1A, 3.97%, 04/15/2039(1)	156,356
3,626,499	Series 2026-1A, 5.07%, 03/15/2051(1)	3,556,145
2,473,966	Series 2026-2A, 5.33%, 04/15/2051(1)	2,446,238
	COLT Mortgage Loan Trust
2,258,000	Series 2021-2R, 3.31%, 07/27/2054(1)(2)	1,791,588
538,300	Series 2026-1, 5.11%, 02/25/2071(1)(3)	530,228
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.9% - (continued)
	United States - 7.6% - (continued)
$ 1,650,715	Series 2024-7, 5.99%, 12/26/2069(1)(3)	$1,651,892
	Commercial Mortgage Trust
604,120	Series 2014-CR15, 3.81%, 02/10/2047(2)	601,332
1,650,000	Series 2014-CR15, 3.86%, 02/10/2047(2)	1,632,206
2,092,211	CRB Commercial Mortgage Trust Series 2025-CRE1, 3.86%, 09/15/2058(1)(2)	2,051,452
	CSMC Trust
1,332,057	Series 2021-NQM6, 1.38%, 07/25/2066(1)(2)	1,134,859
1,202,004	Series 2021-NQM8, 2.84%, 10/25/2066(1)(2)	1,065,282
1,096,853	Series 2021-RPL4, 7.56%, 12/27/2060(1)(2)	1,078,226
1,960,000	DB Master Finance LLC Series 2026-1A, 5.20%, 05/20/2056(1)	1,944,678
695,000	Durst Commercial Mortgage Trust Series 2025-151, 5.15%, 08/10/2042(1)(2)	692,992
975,000	Ellington Financial Mortgage Trust Series 2020-1, 5.24%, 05/25/2065(1)(2)	952,005
	Exeter Automobile Receivables Trust
2,282,490	Series 2026-1A, 4.08%, 09/15/2028	2,282,145
3,235,000	Series 2026-1A, 5.00%, 05/17/2032	3,186,339
1,303,000	Series 2026-2A, 5.51%, 08/16/2032	1,300,057
1,195,000	Series 2024-3A, 5.70%, 07/16/2029	1,201,851
2,000,000	Series 2024-4A, 5.81%, 12/16/2030	2,022,441
3,429,129	Extended Stay America Trust Series 2026-ESH2, 4.88%, 02/15/2043, 1 mo. USD Term SOFR + 1.20%(1)(2)	3,434,455
	Federal National Mortgage Association Connecticut Avenue Securities Trust
1,215,308	Series 2025-R06, 4.52%, 09/25/2045, 30 day USD SOFR Average + 0.90%(1)(2)	1,215,272
1,170,524	Series 2025-R01, 4.57%, 01/25/2045, 30 day USD SOFR Average + 0.95%(1)(2)	1,171,797
943,361	Series 2024-R04, 4.62%, 05/25/2044, 30 day USD SOFR Average + 1.00%(1)(2)	944,969
1,120,841	Series 2025-R04, 4.62%, 05/25/2045, 30 day USD SOFR Average + 1.00%(1)(2)	1,121,867
1,200,000	Series 2025-R04, 5.12%, 05/25/2045, 30 day USD SOFR Average + 1.50%(1)(2)	1,202,539
1,805,000	Series 2026-R03, 5.17%, 04/25/2046, 30 day USD SOFR Average + 1.55%(1)(2)	1,814,946
3,155,078	Series 2024-R04, 5.27%, 05/25/2044, 30 day USD SOFR Average + 1.65%(1)(2)	3,163,926
1,280,000	Series 2024-R01, 5.42%, 01/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	1,289,494
1,020,000	Series 2024-R02, 5.42%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	1,028,154

246

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.9% - (continued)
	United States - 7.6% - (continued)
$ 835,000	Series 2024-R04, 5.82%, 05/25/2044, 30 day USD SOFR Average + 2.20%(1)(2)	$846,481
3,550,000	Series 2025-R03, 5.87%, 03/25/2045, 30 day USD SOFR Average + 2.25%(1)(2)	3,585,328
733,374	Series 2022-R05, 6.62%, 04/25/2042, 30 day USD SOFR Average + 3.00%(1)(2)	742,341
1,415,000	Series 2023-R05, 6.72%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	1,461,355
2,700,000	Series 2020-R02, 6.73%, 01/25/2040, 30 day USD SOFR Average + 3.11%(1)(2)	2,721,951
2,356,739	Series 2020-R01, 6.98%, 01/25/2040, 30 day USD SOFR Average + 3.36%(1)(2)	2,378,845
2,242,860	Series 2019-R07, 7.13%, 10/25/2039, 30 day USD SOFR Average + 3.51%(1)(2)	2,254,075
2,950,000	Series 2023-R08, 7.17%, 10/25/2043, 30 day USD SOFR Average + 3.55%(1)(2)	3,075,375
2,105,000	Series 2020-SBT1, 7.38%, 02/25/2040, 30 day USD SOFR Average + 3.76%(1)(2)	2,136,575
1,326,890	Series 2019-R06, 7.48%, 09/25/2039, 30 day USD SOFR Average + 3.86%(1)(2)	1,331,865
2,310,000	Series 2023-R06, 7.52%, 07/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	2,418,788
1,715,000	Series 2022-R02, 8.12%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	1,743,724
2,500,000	Series 2021-R03, 9.12%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(2)	2,540,754
2,500,000	Series 2021-R01, 9.62%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	2,526,438
1,436,000	Series 2022-R05, 10.62%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	1,493,920
2,000,000	Series 2022-R02, 11.27%, 01/25/2042, 30 day USD SOFR Average + 7.65%(1)(2)	2,058,581
2,975,608	Series 2016-C06, 12.98%, 04/25/2029, 30 day USD SOFR Average + 9.36%(2)	3,028,141
	FIGRE Trust
402,700	Series 2026-HE1, 4.98%, 01/25/2056(1)(2)	395,854
1,507,555	Series 2025-HE1, 5.83%, 01/25/2055(1)(2)	1,527,387
835,000	First Investors Auto Owner Trust Series 2026-1A, 5.80%, 04/17/2034(1)	831,000
960,000	FRTKL Group, Inc. Series 2021-SFR1, 3.17%, 09/17/2038(1)	954,644
	FS Commercial Mortgage Trust
1,510,000	Series 2026-PALM, 5.50%, 07/15/2041, 1 mo. USD Term SOFR + 1.85%(1)(2)	1,512,830
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.9% - (continued)
	United States - 7.6% - (continued)
$ 3,501,000	Series 2023-4SZN, 7.07%, 11/10/2039(1)	$3,512,959
	GCAT Trust
1,643,673	Series 2025-NQM6, 5.14%, 10/25/2070(1)(3)	1,619,969
2,971,873	Series 2022-NQM2, 5.21%, 02/25/2067(1)(2)	2,945,488
2,890,000	GCRED BSL CLO 1 Series 2025-BSL1A, 5.18%, 01/20/2034, 3 mo. USD Term SOFR + 1.45%(1)(2)	2,889,994
1,036,000	GS Mortgage Securities Trust Series 2017-GS6, 3.87%, 05/10/2050	922,288
	GS Mortgage-Backed Securities Trust
432,327	Series 2026-NQM1, 5.23%, 03/25/2066(1)(3)	426,646
5,702,538	Series 2026-HLTV1, 5.63%, 11/25/2066(1)(2)	5,684,436
2,008,333	Hertz Vehicle Financing III LP Series 2021-2A, 2.52%, 12/27/2027(1)	1,996,066
928,564	Hilton Grand Vacations Trust Series 2024-3A, 5.27%, 08/27/2040(1)	931,033
2,020,387	Home Partners of America Trust Series 2022-1, 4.73%, 04/17/2039(1)	2,000,657
1,600,000	Home Re Ltd. Series 2026-1, 5.77%, 01/25/2036, 30 day USD SOFR Average + 2.15%(1)(2)	1,603,743
1,400,000	HONO Mortgage Trust Series 2021-LULU, 5.64%, 10/15/2036, 1 mo. USD Term SOFR + 1.96%(1)(2)	1,382,234
1,236,900	Jersey Mike's Funding LLC Series 2026-1A, 4.95%, 02/15/2056(1)	1,210,882
1,235,599	JP Morgan Chase Bank NA Series 2020-CL1, 8.19%, 10/25/2057, 1 mo. USD Term SOFR + 4.46%(1)(2)	1,325,919
3,281,480	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, 3.46%, 08/15/2049	2,994,350
	JW Commercial Mortgage Trust
800,000	Series 2026-MRCO, 5.63%, 06/15/2039, 1 mo. USD Term SOFR + 1.95%(1)(2)	803,500
415,000	Series 2026-MRCO, 6.13%, 06/15/2039, 1 mo. USD Term SOFR + 2.45%(1)(2)	417,334
1,905,000	Kinetic ABS Issuer LLC Series 2026-2A, 5.83%, 06/25/2058(1)	1,899,158
725,000	KSL Commercial Mortgage Trust Series 2026-HT3, 5.48%, 06/15/2043, 1 mo. USD Term SOFR +1.80%(1)(2)	726,350
	Legacy Mortgage Asset Trust
273,986	Series 2021-GS2, 5.75%, 04/25/2061(1)(3)	269,597
174,098	Series 2021-GS1, 5.89%, 10/25/2066(1)(3)	171,387
1,736,650	Series 2021-GS3, 7.25%, 07/25/2061(1)(3)	1,738,183
2,804,176	MAPS Trust Series 2026-1A, 5.20%, 01/15/2051(1)	2,748,333
5,144,000	MF1 LLC Series 2026-FL22, 5.07%, 11/18/2043, 1 mo. USD Term SOFR + 1.40%(1)(2)	5,148,223
900,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, 3.79%, 05/15/2046(1)(2)	828,232

247

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.9% - (continued)
	United States - 7.6% - (continued)
$ 6,125,997	Morgan Stanley Capital I Trust Series 2017-H1, 1.25%, 06/15/2050(2)(4)	$36,911
	Morgan Stanley Residential Mortgage Loan Trust
4,094,721	Series 2026-NQM4, 5.08%, 03/25/2071(1)(2)	4,047,764
918,676	Series 2026-NQM1, 5.13%, 12/25/2070(1)(3)	903,905
3,999,260	Series 2026-DSC2, 5.44%, 04/27/2071(1)(2)	3,979,116
897,350	Series 2026-NQM6, 5.46%, 05/26/2071(1)(2)	893,418
	Multifamily Connecticut Avenue Securities Trust
1,373,504	Series 2025-01, 6.02%, 05/25/2055, 30 day USD SOFR Average + 2.40%(1)(2)	1,390,580
1,509,457	Series 2024-01, 6.37%, 07/25/2054, 30 day USD SOFR Average + 2.75%(1)(2)	1,526,316
3,775,000	National Commercial Mortgage Trust Series 2026-IND, 5.03%, 06/15/2043, 1 mo. USD Term SOFR +1.35%(1)(2)	3,779,715
1,070,675	Neighborly Issuer LLC Series 2021-1A, 3.58%, 04/30/2051(1)	1,029,469
	New Residential Mortgage Loan Trust
1,694,304	Series 2025-NQM7, 5.01%, 10/26/2065(1)(2)	1,683,772
330,567	Series 2026-NQM1, 5.08%, 11/25/2065(1)(3)	325,794
3,660,000	NYC Commercial Mortgage Trust Series 2026-31W, 5.85%, 07/15/2038(1)(2)	3,643,462
	OBX Trust
1,206,647	Series 2026-NQM2, 5.14%, 12/01/2065(1)(3)	1,189,800
792,788	Series 2026-NQM6, 5.32%, 04/26/2066(1)(3)	787,873
1,471,221	Series 2026-NQM6, 5.42%, 04/26/2066(1)(3)	1,462,083
473,651	Series 2024-NQM9, 6.44%, 01/25/2064(1)(3)	475,481
595,311	OLIT Trust Series 2025-HB2, 3.00%, 11/25/2038(1)(2)	584,159
2,684,677	PK ALIFT Loan Funding 8 LP Series 2026-1, 4.79%, 09/15/2043(1)	2,633,112
3,315,000	PK ALIFT Loan Funding 9 LP Series 2026-2, 5.65%, 02/15/2044(1)	3,304,690
	Pretium Mortgage Credit Partners LLC
3,430,000	Series 2025-RPL1, 4.00%, 07/25/2069(1)(3)	3,287,547
2,887,898	Series 2026-NPL2, 5.07%, 02/25/2056(1)(3)	2,863,847
1,032,676	Series 2026-NPL1, 5.18%, 01/25/2056(1)(3)	1,016,130
2,785,800	Series 2025-NPL14, 5.27%, 12/25/2055(1)(3)	2,756,418
6,315,065	Series 2026-NPL5, 5.71%, 04/25/2056(1)(3)	6,302,729
3,045,000	Series 2026-RN3, 5.85%, 08/25/2056(1)(3)	3,050,650
1,115,000	Series 2025-NPL5, 8.72%, 05/25/2055(1)(3)	1,121,257
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.9% - (continued)
	United States - 7.6% - (continued)
	Progress Residential Trust
$ 845,000	Series 2024-SFR4, 3.33%, 07/17/2041(1)	$791,903
1,000,000	Series 2024-SFR2, 3.40%, 04/17/2041(1)(2)	937,949
1,230,000	Series 2024-SFR1, 3.75%, 02/17/2041(1)	1,175,696
1,125,000	Series 2026-SFR1, 4.00%, 02/17/2043(1)	1,047,013
250,000	Series 2026-SFR3, 4.20%, 07/17/2043(1)	232,682
1,215,000	Series 2026-SFR3, 4.25%, 07/17/2043(1)	1,118,763
1,355,000	Series 2023-SFR1, 4.65%, 03/17/2040(1)	1,340,836
910,000	Series 2022-SFR7, 5.50%, 10/27/2039(1)	906,405
	PRPM LLC
830,013	Series 2025-RCF1, 4.50%, 02/25/2055(1)(3)	817,842
2,099,152	Series 2025-6, 5.77%, 08/25/2028(1)(3)	2,076,731
1,196,094	Series 2024-7, 5.87%, 11/25/2029(1)(3)	1,180,010
535,000	PRPM Trust Series 2026-R1, 5.00%, 01/25/2068(1)(2)	526,123
1,553,000	Residential Mortgage Loan Trust Series 2020-2, 5.40%, 05/25/2060(1)(2)	1,519,727
1,040,000	RFR Trust Series 2025-SGRM, 5.82%, 03/11/2041(1)(2)	1,032,407
710,000	Santander Bank Auto Credit-Linked Notes Series 2025-A, 4.66%, 01/16/2034(1)	706,221
2,755,000	SCG Commercial Mortgage Trust Series 2026-MFP2, 5.20%, 08/15/2041, 1 mo. USD Term SOFR + 1.50%(1)(2)	2,755,000
1,855,000	SLG Office Trust Series 2026-OMA, 5.16%, 04/15/2041(1)(2)	1,838,134
2,191,201	Sonic Capital LLC Series 2020-1A, 3.85%, 01/20/2050(1)	2,179,527
	STAR Trust
2,729,000	Series 2025-SFR6, 5.08%, 08/17/2042, 1 mo. USD Term SOFR + 1.40%(1)(2)	2,732,642
605,000	Series 2026-SFR7, 5.68%, 05/17/2043, 1 mo. USD Term SOFR + 2.00%(1)(2)	606,143
1,373,364	Stonepeak ABS Series 2021-1A, 2.68%, 02/28/2033(1)	1,345,176
2,431,688	Subway Funding LLC Series 2024-1A, 6.03%, 07/30/2054(1)	2,436,722
	Towd Point Mortgage Trust
4,471,866	Series 2025-HE2, 4.97%, 09/25/2065, 30 day USD SOFR Average + 1.35%(1)(2)	4,480,567
1,769,747	Series 2024-CES2, 6.13%, 02/25/2064(1)(2)	1,779,026
3,147,000	Triangle Re Ltd. Series 2023-1, 8.87%, 11/25/2033, 30 day USD SOFR Average + 5.25%(1)(2)	3,244,310
	Tricon Residential Trust
490,000	Series 2022-SFR1, 4.75%, 04/17/2039(1)	485,920

248

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.9% - (continued)
	United States - 7.6% - (continued)
$ 2,092,659	Series 2026-SFR1, 4.78%, 02/17/2043, 1 mo. USD Term SOFR + 1.10%(1)(2)	$2,088,736
839,899	Series 2026-SFR1, 5.03%, 02/17/2043, 1 mo. USD Term SOFR + 1.35%(1)(2)	839,518
1,525,000	Series 2025-SFR1, 5.28%, 03/17/2042, 1 mo. USD Term SOFR + 1.60%(1)(2)	1,524,517
1,210,000	Series 2024-SFR2, 5.70%, 06/17/2040(1)	1,213,209
7,175,000	Tricon Trust Series 2026-SFR2, 4.98%, 06/17/2043, 1 mo. USD Term SOFR + 1.30%(1)(2)	7,179,415
585,052	Truist Bank Auto Credit-Linked Notes Series 2025-1, 4.73%, 09/26/2033(1)	582,866
1,725,000	VB-S1 Issuer LLC Series 2026-1A, 4.69%, 03/15/2056(1)	1,671,788
3,782,520	VCAT LLC Series 2026-NPL1, 5.10%, 01/25/2056(1)(3)	3,736,906
	Verus Securitization Trust
1,700,000	Series 2021-R1, 3.20%, 10/25/2063(1)(2)	1,520,698
1,305,000	Series 2021-7, 4.14%, 10/25/2066(1)(2)	1,029,990
555,386	Series 2024-6, 6.15%, 07/25/2069(1)(3)	556,631
904,656	Series 2024-5, 6.19%, 06/25/2069(1)(3)	909,055
1,200,532	VINE Trust Series 2024-SFR1, 4.50%, 03/17/2041(1)	1,167,124
1,069,000	Vista Point Securitization Trust Series 2020-2, 3.40%, 04/25/2065(1)(2)	1,030,714
2,950,000	Volofin Finance DAC Series 2026-1A, 5.51%, 12/31/2037(1)	2,949,971
84,168	VOLT C LLC Series 2021-NPL9, 5.99%, 05/25/2051(1)(3)	82,839
786,071	Wave LLC Series 2019-1, 3.60%, 09/15/2044(1)	770,846
2,370,000	WBHT Commercial Mortgage Trust Series 2025-WBM, 5.42%, 06/15/2042, 1 mo. USD Term SOFR + 1.74%(1)(2)	2,361,160
2,000,000	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1, 3.07%, 08/15/2049(2)	1,420,282
	Wells Fargo NA
3,179,436	Series 2019-BN16, 0.93%, 02/15/2052(2)(4)	55,236
9,634,527	Series 2019-BN17, 1.00%, 04/15/2052(2)(4)	207,254
8,988,808	Series 2020-BN26, 1.19%, 03/15/2063(2)(4)	271,812
2,240,000	Series 2018-BN15, 4.65%, 11/15/2061(2)	2,104,396
1,939,200	Wendy's Funding LLC Series 2022-1A, 4.24%, 03/15/2052(1)	1,878,924
2,761,000	Westlake Automobile Receivables Trust Series 2026-2A, 5.25%, 03/15/2032(1)	2,744,242
812,029	WFRBS Commercial Mortgage Trust Series 2013-C16, 4.51%, 09/15/2046(1)(2)	783,592
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.9% - (continued)
	United States - 7.6% - (continued)
$ 55,634	Willis Engine Structured Trust VII Series 2023-A, 8.00%, 10/15/2048(1)	$56,135
1,180,000	WSTN Trust Series 2023-MAUI, 7.02%, 07/05/2037(1)(2)	1,190,383
		350,127,534
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $459,225,572)	$456,515,462
CONVERTIBLE BONDS - 0.1%
	Luxembourg - 0.0%
EUR 2,400,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.70%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	$1,935,191
	United States - 0.1%
$ 945,000	Ionis Pharmaceuticals, Inc. 0.00%, 12/01/2030(1)(5)	834,553
	NCL Corp. Ltd.
1,008,000	0.75%, 09/15/2030(1)	923,030
600,000	0.88%, 04/15/2030	621,750
		2,379,333
	Total Convertible Bonds (cost $4,552,798)	$4,314,524
CORPORATE BONDS - 14.2%
	Australia - 0.0%
	Fortescue Treasury Pty. Ltd.
900,000	4.38%, 04/01/2031(1)	$848,216
625,000	5.88%, 04/15/2030(1)	626,530
		1,474,746
	Canada - 0.5%
875,000	1011778 BC ULC/New Red Finance, Inc. 4.38%, 01/15/2028(1)	862,692
6,885,000	Enbridge, Inc. 4.60%, 06/20/2028	6,872,155
	Garda World Security Corp.
1,321,000	6.50%, 01/15/2031(1)	1,335,538
900,000	8.38%, 11/15/2032(1)	914,393
1,140,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	1,150,919
1,400,000	Northriver Midstream Finance LP 6.75%, 07/15/2032(1)	1,410,826
	Open Text Corp.
8,895,000	3.88%, 02/15/2028(1)	8,671,885
875,000	3.88%, 12/01/2029(1)	804,778
		22,023,186
	China - 0.2%
1,175,000	Far East Horizon Ltd. 4.25%, 10/26/2026(6)	1,173,228
8,250,000	Fortune Star BVI Ltd. 6.80%, 09/09/2029(6)	8,063,746
		9,236,974
	Czech Republic - 0.1%
	CPI Property Group SA
EUR 1,150,000	4.75%, 07/22/2030(6)	1,246,407
1,180,000	4.88%, 08/30/2026, (4.88% fixed rate until 08/30/2026; 5 yr. EUR Swap + 5.73% thereafter)(2)(6)(7)	1,338,847

249

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.2% - (continued)
	Czech Republic - 0.1% - (continued)
EUR 1,155,000	7.50%, 03/26/2031, (7.50% fixed rate until 03/26/2031; 5 yr. EURIBOR ICE Swap + 5.23% thereafter)(2)(6)(7)	$1,199,850
300,000	8.50%, 10/26/2031, (8.50% fixed rate until 10/26/2031; 5 yr. EURIBOR ICE Swap + 6.44% thereafter)(2)(6)(7)	323,945
		4,109,049
	France - 0.3%
	Altice France SA
$ 1,360,887	6.50%, 04/15/2032(1)	1,317,253
1,650,000	6.88%, 07/15/2032(1)	1,601,818
350,000	Banijay Entertainment SAS 8.13%, 05/01/2029(1)	357,825
	Bertrand Franchise Finance SAS
EUR 510,000	6.24%, 07/18/2030, 3 mo. EURIBOR + 3.75%(1)(2)	588,092
1,100,000	6.50%, 07/18/2030(6)	1,278,392
145,000	6.50%, 07/18/2030(1)	168,515
	Iliad Holding SAS
$ 400,000	7.00%, 10/15/2028(1)	400,968
400,000	7.00%, 04/15/2032(1)	403,458
	Orange SA
3,585,000	4.75%, 01/13/2033(1)	3,463,442
2,740,000	5.00%, 01/13/2036(1)	2,610,045
		12,189,808
	Germany - 0.0%
200,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(1)	199,975
	India - 0.4%
4,650,000	Adani Ports & Special Economic Zone Ltd. 4.20%, 08/04/2027(6)	4,606,622
9,530,000	JSW Steel Ltd. 3.95%, 04/05/2027(6)	9,440,299
3,735,000	Muthoot Finance Ltd. 6.38%, 03/02/2030(1)	3,705,482
		17,752,403
	Indonesia - 0.1%
5,746,000	Bank KB Indonesia Tbk. PT 5.66%, 10/30/2027(6)	5,744,485
	Ireland - 0.2%
9,725,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.45%, 04/15/2027	9,841,078
	Israel - 0.0%
EUR 1,900,000	Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	2,191,821
	Italy - 0.3%
$ 7,570,000	Eni SpA 5.75%, 05/19/2035(1)	7,646,551
	Fibercop SpA
1,300,000	7.20%, 07/18/2036(1)	1,319,409
550,000	7.72%, 06/04/2038(1)	570,370
EUR 645,000	IMA Industria Macchine Automatiche SpA 6.18%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	750,261
1,980,000	TeamSystem SpA 5.93%, 07/31/2031, 3 mo. EURIBOR + 3.50%(2)(6)	2,265,234
		12,551,825
	Japan - 0.1%
	Nissan Motor Co. Ltd.
$ 865,000	4.35%, 09/17/2027(1)	850,562
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.2% - (continued)
	Japan - 0.1% - (continued)
$ 500,000	7.75%, 07/17/2032(1)	$516,489
900,000	Rakuten Group, Inc. 9.75%, 04/15/2029(1)	977,193
		2,344,244
	Mexico - 0.4%
2,415,000	Esentia Energy Development SAB de CV 6.50%, 07/30/2038(1)	2,306,929
	Petroleos Mexicanos
7,790,000	6.75%, 09/21/2047	6,372,220
4,100,000	7.69%, 01/23/2050	3,657,389
7,186,000	Trust Fibra Uno 6.39%, 01/15/2050(6)	6,410,938
		18,747,476
	Morocco - 0.1%
6,845,000	OCP SA 5.13%, 06/23/2051(6)	5,238,832
	Netherlands - 0.0%
850,000	Sunrise FinCo I BV 4.88%, 07/15/2031(1)	796,910
950,000	Trivium Packaging Finance BV 12.25%, 01/15/2031(1)	1,051,244
		1,848,154
	Slovenia - 0.0%
	United Group BV
EUR 560,000	6.50%, 10/31/2031(1)	660,367
600,000	6.75%, 02/15/2031(1)	711,504
		1,371,871
	Sweden - 0.1%
	Samhallsbyggnadsbolaget I Norden Holding AB
2,190,000	1.13%, 09/26/2029(6)	2,140,638
1,200,000	2.38%, 08/04/2026(6)	1,383,780
		3,524,418
	Thailand - 0.1%
$ 3,705,000	GC Treasury Center Co. Ltd. 6.50%, 09/10/2030, (6.50% fixed rate until 09/10/2030; 5 yr. USD CMT + 2.82% thereafter)(1)(2)(7)	3,642,920
	United Kingdom - 0.4%
GBP 2,100,000	B&M European Value Retail PLC 4.00%, 11/15/2028(6)	2,776,300
EUR 1,530,000	BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(6)	1,654,176
	Bellis Acquisition Co. PLC
1,090,000	8.00%, 07/01/2031(1)(8)	1,217,292
730,000	8.00%, 07/01/2031(6)(8)	815,250
GBP 500,000	8.13%, 05/14/2030(6)	631,429
$ 420,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(1)	419,867
	Boots Group Finco LP
EUR 115,000	5.38%, 08/31/2032(1)	135,268
GBP 750,000	7.38%, 08/31/2032(6)	1,033,668
205,000	7.38%, 08/31/2032(1)	282,536
	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
$ 590,000	7.25%, 02/15/2031(1)	584,364
1,000,000	8.13%, 02/15/2032(1)	929,733
1,710,000	Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 02/15/2031(1)	1,339,372
EUR 200,000	Motion Finco SARL 7.38%, 06/15/2030(6)	191,061

250

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.2% - (continued)
	United Kingdom - 0.4% - (continued)
GBP 1,820,000	RAC Bond Co. PLC 5.25%, 11/04/2046(6)	$2,426,203
1,900,000	SW Finance I PLC 6.88%, 08/07/2032(6)	2,545,422
1,620,000	Vmed O2 U.K. Financing I PLC 4.00%, 01/31/2029(6)	1,965,387
		18,947,328
	United States - 10.9%
$ 1,825,000	1261229 BC Ltd. 10.00%, 04/15/2032(1)	1,865,603
	Acrisure LLC/Acrisure Finance, Inc.
220,000	6.75%, 07/01/2032(1)	202,135
835,000	7.50%, 11/06/2030(1)	807,577
1,900,000	Alaska Airlines, Inc. 6.50%, 06/01/2031(1)	1,887,719
400,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)	402,244
2,995,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	3,109,565
10,550,000	Alphabet, Inc. 5.45%, 11/15/2055	9,376,419
10,550,000	Amazon.com, Inc. 5.80%, 03/13/2056	9,700,734
	American Axle & Manufacturing, Inc.
550,000	6.38%, 10/15/2032(1)	547,064
850,000	7.75%, 10/15/2033(1)	837,014
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
800,000	5.75%, 01/15/2028(1)	799,386
1,705,000	5.75%, 10/15/2033(1)	1,674,658
	Ardagh Group SA
838,155	9.50%, 12/01/2030(1)	888,200
EUR 1,500,000	11.00%, 12/01/2030(6)(9)	1,608,779
$ 1,703,808	11.00%, 12/01/2030(1)(9)	1,578,046
1,325,000	Asbury Automotive Group, Inc. 4.50%, 03/01/2028	1,310,442
1,200,000	Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 04/01/2030(1)	1,139,348
	Asurion LLC/Asurion Co-Issuer, Inc.
1,211,000	8.00%, 12/31/2032(1)	1,225,079
732,000	8.38%, 02/01/2034(1)	666,931
	AthenaHealth Group, Inc.
1,255,000	6.50%, 02/15/2030(1)	1,210,545
220,000	7.50%, 02/15/2032(1)	225,548
15,506,000	Athene Global Funding 1.73%, 10/02/2026(1)	15,439,046
2,255,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,224,025
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
12,870,000	4.75%, 04/01/2028(1)	12,659,415
1,150,000	5.38%, 03/01/2029(1)(8)	1,119,585
775,000	8.00%, 02/15/2031(1)	773,822
1,275,000	BellRing Brands, Inc. 7.00%, 03/15/2030(1)	1,260,337
1,155,000	Black Pearl Compute LLC 6.13%, 02/15/2031(1)	1,153,064
1,050,000	Block, Inc. 5.63%, 08/15/2030(1)	1,044,628
	Brandywine Operating Partnership LP
1,600,000	6.13%, 01/15/2031(8)	1,537,828
400,000	8.88%, 04/12/2029	419,236
	Buckeye Partners LP
10,555,000	4.13%, 12/01/2027	10,376,828
1,200,000	6.75%, 02/01/2030(1)	1,229,412
1,650,000	6.88%, 07/01/2029(1)	1,687,501
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.2% - (continued)
	United States - 10.9% - (continued)
	Builders FirstSource, Inc.
$ 1,672,000	6.38%, 03/01/2034(1)	$1,640,638
600,000	6.75%, 05/15/2035(1)	594,035
4,890,000	Carnival Corp. Ltd. 5.75%, 08/01/2032(1)	4,844,933
1,025,000	Carrix, Inc. 6.13%, 08/01/2033(1)	1,020,266
	CCO Holdings LLC/CCO Holdings Capital Corp.
775,000	4.25%, 02/01/2031(1)	685,975
943,000	4.25%, 01/15/2034(1)(8)	769,948
510,000	4.75%, 03/01/2030(1)	476,506
1,079,000	5.13%, 05/01/2027(1)	1,076,762
700,000	6.38%, 09/01/2029(1)	695,573
1,225,000	7.38%, 03/01/2031(1)(8)	1,220,202
1,195,000	Century Communities, Inc. 6.63%, 09/15/2033(1)	1,198,923
1,240,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	1,293,257
	CHS/Community Health Systems, Inc.
615,000	9.75%, 01/15/2034(1)	623,033
861,000	10.88%, 01/15/2032(1)	908,179
1,060,000	Cipher Compute LLC 7.13%, 11/15/2030(1)	1,081,212
820,000	Clean Harbors, Inc. 5.75%, 10/15/2033(1)	815,229
	Clear Channel Outdoor Holdings, Inc.
1,055,000	7.13%, 02/15/2031(1)	1,088,238
1,070,000	7.50%, 03/15/2033(1)	1,121,569
	Clearway Energy Operating LLC
670,000	3.75%, 02/15/2031(1)	614,590
424,000	3.75%, 01/15/2032(1)	380,610
700,000	4.75%, 03/15/2028(1)	690,839
265,000	5.75%, 01/15/2034(1)	255,526
	Cloud Software Group LLC
603,000	6.63%, 08/15/2033(1)	525,725
1,470,000	8.25%, 06/30/2032(1)	1,390,602
1,100,000	9.00%, 09/30/2029(1)	1,077,727
	Clydesdale Acquisition Holdings, Inc.
1,040,000	6.75%, 04/15/2032(1)	990,394
682,000	8.75%, 04/15/2030(1)	651,790
1,075,000	Commercial Metals Co. 4.38%, 03/15/2032	1,005,442
1,175,000	CompoSecure Holdings LLC 5.63%, 02/01/2033(1)	1,129,419
1,375,000	Constellium SE 3.75%, 04/15/2029(1)	1,314,148
1,385,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	1,448,592
1,390,000	CP Atlas Buyer, Inc. 9.75%, 07/15/2030(1)(8)	1,251,832
1,570,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	1,625,284
	CrossCountry Intermediate HoldCo LLC
905,000	6.50%, 10/01/2030(1)	875,195
1,000,000	6.75%, 12/01/2032(1)	954,230
8,455,000	Diamondback Energy, Inc. 3.13%, 03/24/2031	7,796,200
	Directv Financing LLC/Directv Financing Co-Obligor, Inc.
779,000	5.88%, 08/15/2027(1)	777,160
741,000	9.25%, 06/01/2032(1)	758,254
1,400,000	10.00%, 02/15/2031(1)	1,462,909
11,374,000	Discovery Communications LLC 3.95%, 03/20/2028	11,174,905
	Discovery Global Holdings, Inc.
1,673,000	3.76%, 03/15/2027	1,660,452
752,000	4.28%, 03/15/2032	668,205

251

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.2% - (continued)
	United States - 10.9% - (continued)
	EchoStar Corp.
$ 2,050,118	6.75%, 11/30/2030(9)	$2,079,230
2,300,000	10.75%, 11/30/2029	2,487,916
EUR 1,510,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(1)	1,704,297
$ 659,000	Energizer Holdings, Inc. 6.00%, 09/15/2033(1)	624,465
1,420,000	First Eagle Holdings, Inc. 7.25%, 08/15/2032(1)	1,436,578
1,259,000	FirstCash, Inc. 6.88%, 03/01/2032(1)	1,277,091
	Ford Motor Credit Co. LLC
8,140,000	5.13%, 11/05/2026	8,149,449
5,600,000	5.73%, 09/05/2030	5,602,427
1,150,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	1,170,104
5,770,000	Foundry JV Holdco LLC 6.15%, 01/25/2032(1)	5,958,110
	Freedom Mortgage Holdings LLC
725,000	6.88%, 05/01/2031(1)	698,891
371,000	8.38%, 04/01/2032(1)	372,632
1,175,000	9.13%, 05/15/2031(1)	1,204,535
685,000	9.25%, 02/01/2029(1)	703,983
7,785,000	General Motors Financial Co., Inc. 5.00%, 07/15/2027	7,820,259
419,000	Goat Holdco LLC 6.75%, 02/01/2032(1)	425,718
	Goldman Sachs Group, Inc.
12,055,000	5.07%, 01/21/2037, (5.07% fixed rate until 01/21/2036; 6 mo. USD SOFR + 1.19% thereafter)(2)	11,481,820
8,775,000	5.09%, 04/20/2034, (5.09% fixed rate until 04/20/2033; 6 mo. USD SOFR + 1.34% thereafter)(2)	8,589,716
	Goodyear Tire & Rubber Co.
300,000	5.00%, 07/15/2029	287,412
300,000	5.25%, 04/30/2031	269,404
785,000	8.88%, 07/15/2032	805,694
9,290,000	Hess Midstream Operations LP 5.88%, 03/01/2028(1)	9,337,175
	Howard Midstream Energy Partners LLC
1,155,000	6.63%, 01/15/2034(1)	1,167,884
145,000	7.38%, 07/15/2032(1)	149,881
	Hudson Pacific Properties LP
625,000	3.95%, 11/01/2027	608,902
300,000	4.65%, 04/01/2029(8)	281,988
1,400,000	5.95%, 02/15/2028	1,386,892
5,257,000	Humana, Inc. 5.38%, 04/15/2031	5,279,390
6,825,000	HUT 8 DC LLC 6.19%, 11/15/2042(1)	6,635,795
3,860,000	Icon Investments Six DAC 5.81%, 05/08/2027	3,888,135
1,700,000	Industrial F&B Investments III, Inc. 7.75%, 02/11/2033(1)	1,726,018
1,628,000	Ingram Micro, Inc. 4.75%, 05/15/2029(1)	1,584,143
	Intel Corp.
8,455,000	2.00%, 08/12/2031	7,270,886
4,055,000	5.00%, 08/15/2033	3,942,176
14,085,000	Intercontinental Exchange, Inc. 3.95%, 12/01/2028	13,870,333
1,585,000	IQVIA, Inc. 6.25%, 06/01/2032(1)	1,605,385
400,000	Iron Mountain, Inc. 5.25%, 07/15/2030(1)	390,885
	JH North America Holdings, Inc.
1,275,000	5.88%, 01/31/2031(1)	1,272,241
1,000,000	6.13%, 07/31/2032(1)	1,000,781
	Kaiser Aluminum Corp.
1,050,000	4.50%, 06/01/2031(1)	992,548
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.2% - (continued)
	United States - 10.9% - (continued)
$ 1,321,000	5.88%, 03/01/2034(1)	$1,289,220
1,300,000	KBR, Inc. 4.75%, 09/30/2028(1)	1,279,553
7,860,000	Kite Realty Group LP 4.95%, 12/15/2031	7,740,094
1,586,000	Lamar Media Corp. 5.38%, 11/01/2033(1)	1,541,218
450,000	LBM Acquisition LLC 9.50%, 06/15/2031(1)(8)	376,717
530,000	LCM Investments Holdings II LLC 8.25%, 08/01/2031(1)	552,173
	Level 3 Financing, Inc.
13,216,000	7.00%, 03/31/2034(1)	13,443,553
755,000	8.50%, 01/15/2036(1)	785,488
13,571,000	Live Nation Entertainment, Inc. 6.50%, 05/15/2027(1)	13,577,392
428,000	Lumen Technologies, Inc. 5.38%, 06/15/2029(1)	409,275
800,000	M/I Homes, Inc. 3.95%, 02/15/2030	753,766
	Matador Resources Co.
725,000	6.00%, 04/15/2034(1)	701,210
595,000	6.25%, 04/15/2033(1)	585,471
675,000	6.50%, 04/15/2032(1)	673,737
900,000	Mauser Packaging Solutions Holding Co. 7.88%, 04/15/2030(1)	917,910
1,650,000	Meridian Arc Holdco LLC 6.25%, 04/30/2031(1)	1,585,374
	Meta Platforms, Inc.
6,290,000	6.20%, 05/15/2046	5,901,775
5,235,000	6.30%, 05/15/2056	4,804,264
	Morgan Stanley
11,440,000	4.56%, 04/10/2030, (4.56% fixed rate until 04/10/2029; 6 mo. USD SOFR + 0.96% thereafter)(2)	11,322,418
6,930,000	5.61%, 07/17/2037, (5.61% fixed rate until 07/17/2036; 6 mo. USD SOFR + 1.43% thereafter)(2)	6,888,312
900,000	MPT Operating Partnership LP/MPT Finance Corp. 8.50%, 02/15/2032(1)	914,679
	NCL Corp. Ltd.
650,000	5.88%, 01/15/2031(1)	621,219
650,000	6.25%, 09/15/2033(1)	617,857
5,510,000	6.75%, 02/01/2032(1)	5,400,700
	Newell Brands, Inc.
575,000	6.38%, 05/15/2030(8)	581,314
719,000	6.63%, 05/15/2032(8)	727,429
947,000	Northern Oil & Gas, Inc. 7.88%, 10/15/2033(1)	947,678
	OAK-Eagle Acquireco, Inc.
430,000	7.25%, 07/01/2033(1)	445,554
775,000	8.75%, 07/01/2034(1)	816,452
	Olympus Water U.S. Holding Corp.
EUR 730,000	6.13%, 02/15/2033(1)	839,814
$ 1,530,000	7.25%, 02/15/2033(1)	1,498,741
	Oracle Corp.
810,000	3.95%, 03/25/2051	493,673
810,000	4.00%, 07/15/2046	514,560
810,000	4.00%, 11/15/2047	510,466
13,485,000	5.70%, 02/04/2036	12,483,980
2,253,000	5.88%, 09/26/2045	1,848,654
2,105,000	6.00%, 08/03/2055	1,688,026
4,775,000	6.55%, 02/04/2046	4,225,755
19,426,000	6.70%, 02/04/2056	17,129,078
1,425,000	Owens-Brockway Glass Container, Inc. 7.25%, 05/15/2031(1)(8)	1,349,081
	Paramount Global
450,000	4.38%, 03/15/2043	275,129

252

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.2% - (continued)
	United States - 10.9% - (continued)
$ 800,000	6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(2)	$661,740
1,825,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(1)	1,841,989
	Penn Entertainment, Inc.
900,000	4.13%, 07/01/2029(1)	857,833
575,000	6.75%, 04/01/2031(1)	577,078
	PennyMac Financial Services, Inc.
905,000	6.75%, 02/15/2034(1)	839,410
1,145,000	6.88%, 05/15/2032(1)	1,094,501
1,400,000	Petco Health & Wellness Co., Inc. 8.25%, 02/01/2031(1)	1,404,473
592,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	577,624
	Post Holdings, Inc.
400,000	6.38%, 03/01/2033(1)	393,923
1,333,000	6.50%, 03/15/2036(1)	1,300,201
	Qnity Electronics, Inc.
355,000	5.75%, 08/15/2032(1)	352,475
500,000	6.25%, 08/15/2033(1)	502,329
595,000	Range Resources Corp. 4.75%, 02/15/2030(1)	579,242
10,550,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	10,224,824
	Rocket Cos., Inc.
930,000	6.13%, 08/01/2030(1)	937,540
265,000	6.13%, 08/01/2031(1)	266,208
510,000	6.38%, 08/01/2033(1)	513,031
101,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 4.00%, 10/15/2033(1)	89,199
	Rocket Software, Inc.
1,100,000	6.50%, 02/15/2029(1)	1,013,519
1,585,000	9.00%, 11/28/2028(1)	1,568,812
1,775,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	1,804,630
	Royal Caribbean Cruises Ltd.
7,180,000	4.75%, 05/15/2033	6,873,983
2,885,000	5.63%, 09/30/2031(1)	2,895,111
500,000	Scripps Escrow II, Inc. 3.88%, 01/15/2029(1)(10)	456,915
450,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp. 5.25%, 07/15/2029	430,944
425,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC 8.63%, 01/15/2032(1)	429,851
550,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.63%, 05/01/2032(1)	553,737
	SM Energy Co.
1,425,000	6.63%, 04/15/2034(1)	1,416,202
1,400,000	7.00%, 08/01/2032(1)	1,422,366
959,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	910,502
1,631,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	1,633,217
575,000	Staples, Inc. 10.75%, 09/01/2029(1)	550,190
800,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	840,092
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.2% - (continued)
	United States - 10.9% - (continued)
$ 525,000	Stingray Compute LLC 6.00%, 06/15/2031(1)	$512,177
1,095,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	1,135,870
	Stonebriar ABF Issuer LLC
800,000	7.00%, 08/15/2031(1)	800,604
1,490,000	8.13%, 12/15/2030(1)	1,551,349
	Sunoco LP
500,000	4.63%, 05/01/2030(1)	481,435
595,000	5.63%, 03/15/2031(1)	587,270
735,000	5.88%, 03/15/2034(1)	719,382
550,000	Sword Purchaser LLC 8.25%, 04/15/2033(1)	562,559
1,635,000	Talos Production, Inc. 8.00%, 07/15/2034(1)	1,651,048
1,323,000	Tenet Healthcare Corp. 6.00%, 11/15/2033(1)	1,327,232
	TerraForm Power Operating LLC
875,000	4.75%, 01/15/2030(1)	836,880
575,000	5.00%, 01/31/2028(1)	568,895
10,415,000	T-Mobile USA, Inc. 2.70%, 03/15/2032	9,143,872
4,808,000	TransDigm, Inc. 6.38%, 05/31/2033(1)	4,806,782
959,000	Tronox, Inc. 9.13%, 09/30/2030(1)(8)	957,218
1,315,000	United Wholesale Mortgage LLC 5.75%, 06/15/2027(1)	1,304,289
1,200,000	Univision Communications, Inc. 8.50%, 07/31/2031(1)	1,197,344
	USA Compression Partners LP/USA Compression Finance Corp.
840,000	6.25%, 10/01/2033(1)	826,637
535,000	7.13%, 03/15/2029(1)	546,528
835,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	827,533
865,000	Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029(1)	822,586
1,400,000	Venture Global Plaquemines LNG LLC 6.13%, 12/15/2030(1)	1,422,180
5,182,000	VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(1)	5,175,204
1,625,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)	1,578,211
	Viking Cruises Ltd.
1,379,000	5.88%, 10/15/2033(1)	1,365,465
545,000	9.13%, 07/15/2031(1)	570,632
664,000	VoltaGrid LLC 7.38%, 11/01/2030(1)	667,300
	Wayfair LLC
309,000	7.13%, 05/31/2034(1)	317,433
1,375,000	7.75%, 09/15/2030(1)	1,440,858
1,325,000	Weatherford International Ltd. 6.75%, 10/15/2033(1)	1,341,272
1,400,000	Wolverine World Wide, Inc. 4.00%, 08/15/2029(1)	1,319,672
645,000	WULF Compute LLC 7.75%, 10/15/2030(1)	670,134
1,685,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 02/15/2031(1)	1,765,631
		502,837,372
	Total Corporate Bonds (cost $665,592,745)	$655,817,965
FOREIGN GOVERNMENT OBLIGATIONS - 61.9%
	Argentina - 0.1%
5,596,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(3)	$4,423,638

253

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 61.9% - (continued)
	Australia - 8.3%
	Australia Government Bonds
AUD 113,658,000	1.75%, 06/21/2051(6)	$39,664,627
21,365,000	1.75%, 06/21/2051(6)	7,456,006
15,906,000	4.25%, 10/21/2036(6)	10,556,985
98,880,000	4.75%, 06/21/2054(6)	62,489,812
19,205,000	4.75%, 06/21/2054(6)	12,137,104
59,487,000	5.00%, 06/21/2036	42,017,509
	New South Wales Treasury Corp.
56,178,000	3.00%, 03/20/2028	38,486,465
45,920,000	3.50%, 11/20/2037(6)	26,431,220
13,065,000	5.25%, 02/24/2038(6)	8,812,682
13,940,000	5.50%, 10/22/2036(6)	9,768,077
56,699,000	Queensland Treasury Corp. 3.25%, 07/21/2028(6)	38,820,651
	Treasury Corp. of Victoria
18,490,000	2.00%, 11/20/2037	8,960,974
56,827,000	3.00%, 10/20/2028(6)	38,570,006
23,420,000	5.00%, 11/20/2040	14,899,925
31,304,000	5.50%, 09/15/2039	21,213,602
		380,285,645
	Brazil - 0.1%
EUR 4,952,000	Brazil Government International Bonds 5.50%, 04/23/2036	5,618,959
	Bulgaria - 0.1%
$ 3,518,000	Bulgaria Government International Bonds 5.00%, 03/05/2037(6)	3,347,462
	Canada - 15.8%
	Canada Government Bonds
CAD 113,790,000	2.50%, 11/01/2027	80,883,151
123,933,000	2.50%, 05/01/2028(8)	87,788,785
124,269,000	2.75%, 08/01/2028	88,283,868
137,413,000	2.75%, 03/01/2030	96,614,028
154,531,000	3.50%, 09/01/2029	111,492,488
	Canada Treasury Bills
48,311,000	2.17%, 08/26/2026(11)	34,407,178
129,453,000	2.20%, 09/23/2026(11)	92,036,895
193,154,000	2.23%, 10/21/2026(11)	137,085,121
		728,591,514
	Chile - 0.3%
	Chile Government International Bonds
EUR 7,110,000	4.00%, 08/03/2034	8,104,608
4,565,000	4.75%, 08/03/2046	5,241,335
		13,345,943
	Colombia - 0.1%
$ 5,515,000	Colombia Government International Bonds 6.13%, 01/21/2031	5,515,552
	Czech Republic - 3.5%
	Czech Republic Government Bonds
CZK 130,900,000	2.00%, 10/13/2033	5,184,327
2,174,010,000	3.50%, 05/30/2035	93,460,881
439,320,000	3.50%, 05/30/2035	18,886,406
900,120,000	5.30%, 09/19/2035	44,036,185
		161,567,799
	Germany - 0.1%
EUR 6,447,000	State of North Rhine-Westphalia 1.45%, 01/19/2122(6)	2,936,197
	Hungary - 0.3%
$ 15,275,000	Hungary Government International Bonds 6.00%, 09/26/2035(6)	15,520,486
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 61.9% - (continued)
	Japan - 6.3%
JPY 1,088,502,590	Japan Government CPI-Linked Bonds 0.01%, 03/10/2033(12)	$6,738,093
6,294,850,000	Japan Government Forty Year Bonds 0.50%, 03/20/2060	14,536,255
7,005,500,000	Japan Government Thirty Year Bonds 0.70%, 03/20/2051	21,563,581
	Japan Treasury Discount Bills
14,001,900,000	0.76%, 08/10/2026(11)	87,987,507
18,295,800,000	0.85%, 08/24/2026(11)	114,927,993
7,241,750,000	0.91%, 09/14/2026(11)	45,464,599
		291,218,028
	Mexico - 0.8%
	Mexico Bonos
MXN 156,460,500	8.00%, 07/31/2053	7,576,027
34,957,100	8.00%, 07/31/2053	1,694,015
81,757,230	Mexico Cetes 0.00%, 09/02/2027(5)	4,375,193
	Mexico Government International Bonds
$ 2,855,000	3.50%, 02/12/2034	2,385,353
5,190,000	5.63%, 02/09/2034	5,007,987
7,200,000	6.25%, 08/27/2037	7,007,422
4,615,000	6.75%, 02/09/2056	4,298,872
4,403,000	6.75%, 02/09/2056	4,101,395
		36,446,264
	Morocco - 0.1%
EUR 5,325,000	Morocco Government International Bonds 5.13%, 05/26/2038(1)	6,148,316
	New Zealand - 13.9%
	New Zealand Government Bonds
NZD 60,973,000	0.25%, 05/15/2028	33,848,089
320,983,000	0.25%, 05/15/2028	178,188,070
26,398,000	1.50%, 05/15/2031	13,767,273
66,959,000	2.00%, 05/15/2032	34,824,301
14,090,000	2.00%, 05/15/2032	7,327,983
51,412,000	2.75%, 05/15/2051	19,768,640
9,328,000	2.75%, 05/15/2051	3,586,748
179,257,000	3.00%, 04/20/2029	103,366,512
18,676,000	3.50%, 04/14/2033(6)	10,432,229
12,591,000	4.25%, 05/15/2034	7,295,983
68,998,000	4.25%, 05/15/2034	39,981,594
57,285,000	4.25%, 05/15/2036	32,594,076
109,000,000	4.50%, 05/15/2030	65,319,780
25,027,000	4.50%, 05/15/2030	14,997,781
19,498,000	4.50%, 05/15/2035	11,402,831
26,106,000	4.50%, 05/15/2035	15,267,325
42,792,000	5.00%, 05/15/2054	24,173,404
38,985,000	New Zealand Local Government Funding Agency Bonds 4.50%, 04/15/2027	23,147,379
		639,289,998
	North Macedonia - 0.1%
EUR 3,902,000	North Macedonia Government International Bonds 6.96%, 03/13/2027(1)	4,547,370
	Norway - 3.4%
	Norway Government Bonds
NOK 562,419,000	3.63%, 04/13/2034(6)	56,277,387
659,745,000	3.75%, 06/12/2035(6)	66,208,395
313,136,000	4.13%, 06/03/2036(6)	32,131,339
		154,617,121

254

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 61.9% - (continued)
	Romania - 0.3%
	Romania Government International Bonds
EUR 2,715,000	2.75%, 04/14/2041(6)	$2,053,329
7,185,000	3.38%, 01/28/2050(6)	5,227,870
$ 8,940,000	5.75%, 07/04/2036(6)	8,409,179
		15,690,378
	Saudi Arabia - 0.2%
7,820,000	Saudi Government International Bonds 5.88%, 01/12/2056(1)	7,169,694
	Serbia - 0.1%
5,955,000	Serbia International Bonds 5.50%, 05/06/2036(1)	5,681,949
	South Africa - 0.2%
ZAR 70,637,000	Republic of South Africa Government Bonds 9.88%, 03/31/2039	4,485,608
$ 3,690,000	Republic of South Africa Government International Bonds 7.25%, 12/11/2055(1)	3,523,563
		8,009,171
	South Korea - 1.3%
KRW 84,451,330,000	Korea Treasury Bonds 3.50%, 09/10/2028	59,044,211
	Sweden - 6.1%
	Kommuninvest I Sverige AB
SEK 601,670,000	0.50%, 06/15/2027(6)	62,173,487
608,930,000	0.75%, 05/12/2028(6)	61,864,813
438,720,000	3.00%, 03/12/2029(6)	46,282,450
416,780,000	3.25%, 11/12/2029(6)	44,209,722
261,360,000	3.25%, 06/12/2030(6)	27,690,644
379,580,000	Sweden Government Bonds 2.75%, 02/09/2037(6)	38,813,959
		281,035,075
	United Kingdom - 0.4%
GBP 12,469,000	U.K. Gilts 4.38%, 07/31/2054(6)	13,544,224
4,073,316	U.K. Inflation-Linked Gilts 1.75%, 09/22/2038(6)(12)	5,278,484
		18,822,708
	Total Foreign Government Obligations (cost $2,867,110,102)	$2,848,873,478
SENIOR FLOATING RATE INTERESTS - 1.1%(13)
	Canada - 0.0%
$ 949,260	Ontario Gaming GTA LP 7.98%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	$907,493
	France - 0.0%
	Banijay Entertainment SAS
EUR 592,289	5.07%, 07/11/2033, 3 mo. EURIBOR + 2.75%	682,752
500,000	5.57%, 02/10/2032, 3 mo. EURIBOR + 3.25%	576,114
572,711	5.57%, 07/06/2033, 3 mo. EURIBOR + 3.25%	660,184
		1,919,050
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 1.1%(13) - (continued)
	Germany - 0.1%
EUR 2,010,000	BASF Coatings Ltd. 6.04%, 06/29/2033, 3 mo. EURIBOR + 3.75%	$2,326,940
805,000	Techem Verwaltungsgesellschaft 675 GmbH 4.98%, 07/15/2032, 3 mo. EURIBOR + 2.75%	927,218
		3,254,158
	Ireland - 0.1%
3,815,000	Eircom Finco SARL 4.84%, 05/15/2032, 3 mo. EURIBOR + 2.50%	4,387,785
	Luxembourg - 0.1%
2,410,000	NJJ Continental SA 4.74%, 01/30/2032, 3 mo. EURIBOR + 2.25%	2,772,421
	United Kingdom - 0.1%
1,325,000	Froneri Lux Finco SARL 5.43%, 09/30/2031, 6 mo. EURIBOR + 2.75%	1,514,875
$ 1,065,652	Howden Group Holdings Ltd. 6.48%, 02/15/2031, 1 mo. USD Term SOFR + 2.75%	1,021,693
EUR 1,055,000	Stonepeak Motion Finco LLC 4.91%, 06/24/2033, 3 mo. EURIBOR + 2.50%	1,213,751
		3,750,319
	United States - 0.7%
$ 2,060,865	ABG Intermediate Holdings 2 LLC 5.98%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	2,063,586
1,071,301	Acrisure LLC 6.73%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	978,634
1,272,113	Alliant Holdings Intermediate LLC 6.23%, 09/19/2031, 1 mo. USD Term SOFR + 2.50%	1,266,477
1,196,105	Athenahealth Group, Inc. 6.98%, 02/16/2032, 1 mo. USD Term SOFR + 3.25%	1,186,393
880,209	Barnes Group, Inc. 6.23%, 01/27/2032, 1 mo. USD Term SOFR + 2.50%	880,992
1,269,015	Blackhawk Network Holdings, Inc. 7.23%, 03/12/2029, 3 mo. USD Term SOFR + 3.50%	1,263,064
1,276,747	Charter Communications Operating LLC 5.73%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	1,230,784
522,375	Clarios Global LP 6.23%, 01/28/2032, 1 mo. USD Term SOFR + 2.50%	523,028
2,083,920	Clydesdale Acquisition Holdings, Inc. 6.91%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	2,032,864
300,000	CoreWeave Financing DDTL V LLC 3.81%, 11/17/2031, 1 mo. USD Term SOFR + 4.50%(14)	299,250
1,509,750	Cotiviti Corp. 6.40%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	1,406,770
677,925	Epicor Software Corp. 6.48%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	646,286
684,710	EW Scripps Co. 9.53%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	682,875

255

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 1.1%(13) - (continued)
	United States - 0.7% - (continued)
$ 650,088	GFL Environmental, Inc. 6.16%, 03/03/2032, 3 mo. USD Term SOFR + 2.50%	$650,360
684,614	Golden State Food LLC 7.23%, 12/04/2031, 3 mo. USD Term SOFR + 3.50%	685,127
1,704,985	HUB International Ltd. 5.98%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	1,705,599
1,889,589	Iron Mountain, Inc. 5.73%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	1,883,921
1,352,456	LBM Acquisition LLC 7.57%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	1,077,461
1,932,127	McAfee LLC 6.73%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	1,742,373
1,335,000	Proofpoint, Inc. 8.17%, 08/30/2030, 3 mo. USD Term SOFR + 4.50%	1,310,810
1,866,375	Quikrete Holdings, Inc. 5.98%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	1,867,047
738,432	Specialty Building Products Holdings LLC 7.58%, 10/16/2028, 1 mo. USD Term SOFR + 3.75%	686,742
1,449,188	Staples, Inc. 9.41%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	1,346,295
507,189	Star Parent, Inc. 7.23%, 09/27/2030, 3 mo. USD Term SOFR + 3.50%	508,833
1,237,501	Tecta America Corp. 6.23%, 02/18/2032, 1 mo. USD Term SOFR + 2.50%	1,238,169
1,448,393	Townsquare Media, Inc. 8.59%, 02/19/2030, 6 mo. USD Term SOFR + 5.00%	1,058,746
	Truist Insurance Holdings LLC
682,621	6.48%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	670,675
344,737	8.48%, 05/06/2032, 3 mo. USD Term SOFR + 4.75%	330,661
		31,223,822
	Total Senior Floating Rate Interests (cost $49,315,201)	$48,215,048
U.S. GOVERNMENT AGENCIES - 1.3%
	United States - 1.3%
	Federal Home Loan Mortgage Corp. - 1.2%
5,047,170	1.87%, 11/25/2047(2)(4)	$263,929
6,240,000	1.91%, 03/25/2048(2)(4)	356,605
5,823,080	1.95%, 10/25/2047(2)(4)	304,548
6,698,961	2.00%, 11/25/2050(4)	770,957
1,049,932	2.27%, 01/25/2046(2)(4)	51,137
3,742,315	2.31%, 12/25/2045(2)(4)	179,131
4,099,148	2.38%, 10/25/2054, 30 day USD SOFR Average + 6.00%(2)(4)	263,548
1,038,099	2.65%, 04/25/2028(2)(4)	42,624
1,537,091	2.73%, 10/25/2055(2)(4)	208,222
775,000	2.78%, 04/25/2031(2)(4)	82,812
965,285	3.50%, 01/15/2033(4)	74,802
492,098	3.50%, 05/15/2036(4)	43,411
1,646,707	3.73%, 06/25/2044(2)(4)	16
2,657,191	4.87%, 05/25/2046, 30 day USD SOFR Average + 1.25%(1)(2)	2,659,809
770,000	4.97%, 01/25/2045, 30 day USD SOFR Average + 1.35%(1)(2)	769,533
379,196	5.00%, 09/15/2036(4)	55,052
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.3% - (continued)
	United States - 1.3% - (continued)
	Federal Home Loan Mortgage Corp. - 1.2% - (continued)
$ 1,115,000	5.12%, 09/25/2045, 30 day USD SOFR Average + 1.50%(1)(2)	$1,118,364
2,085,000	5.17%, 10/25/2045, 30 day USD SOFR Average + 1.55%(1)(2)	2,095,242
1,227,141	5.27%, 07/25/2045, 30 day USD SOFR Average + 1.65%(1)(2)	1,224,875
1,190,000	5.57%, 02/25/2044, 30 day USD SOFR Average + 1.95%(1)(2)	1,200,044
3,130,152	5.67%, 02/25/2045, 30 day USD SOFR Average + 2.05%(1)(2)	3,134,055
192,757	5.92%, 11/25/2051, 30 day USD SOFR Average + 2.30%(1)(2)	192,780
3,171,293	6.07%, 10/25/2044, 30 day USD SOFR Average + 2.45%(1)(2)	3,190,775
2,430,000	6.27%, 07/25/2045, 30 day USD SOFR Average + 2.65%(1)(2)	2,418,423
1,590,000	6.32%, 06/25/2046, 30 day USD SOFR Average + 2.70%(1)(2)	1,592,913
3,075,156	6.47%, 05/25/2044, 30 day USD SOFR Average + 2.85%(1)(2)	3,104,664
1,490,000	6.52%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	1,509,564
1,709,000	6.97%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	1,754,851
1,075,000	7.17%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	1,103,936
1,971,860	7.22%, 09/25/2043, 30 day USD SOFR Average + 3.60%(1)(2)	1,974,278
3,175,000	7.32%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,260,344
1,095,000	8.08%, 09/25/2030, 30 day USD SOFR Average + 4.46%(2)	1,142,415
2,110,000	8.97%, 08/25/2042, 30 day USD SOFR Average + 5.35%(1)(2)	2,202,312
1,650,000	9.27%, 04/25/2042, 30 day USD SOFR Average + 5.65%(1)(2)	1,702,074
2,730,000	9.37%, 09/25/2042, 30 day USD SOFR Average + 5.75%(1)(2)	2,876,986
3,195,000	9.62%, 07/25/2042, 30 day USD SOFR Average + 6.00%(1)(2)	3,342,769
2,545,000	10.37%, 06/25/2042, 30 day USD SOFR Average + 6.75%(1)(2)	2,675,094
600,000	10.72%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	616,178
845,000	11.22%, 04/25/2043, 30 day USD SOFR Average + 7.60%(1)(2)	930,725
600,000	11.42%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	611,700
1,084,658	14.98%, 10/25/2029, 30 day USD SOFR Average + 11.36%(2)	1,153,791
		52,255,288
	Federal National Mortgage Association - 0.1%
6,095,697	1.43%, 12/25/2054, 30 day USD SOFR Average + 5.05%(2)(4)	179,145
3,199,697	2.50%, 02/25/2051(4)	478,538
4,404,103	2.50%, 06/25/2052(4)	666,553
3,638,836	2.50%, 09/25/2052(4)	565,481
225,723	3.00%, 01/25/2028(4)	1,944
1,867,731	3.00%, 10/25/2051(4)	299,197
1,474,053	3.00%, 01/25/2052(4)	227,645
118,592	3.50%, 04/25/2028(4)	993
3,662,409	3.50%, 11/25/2051(4)	618,879
45,575	4.00%, 01/25/2028(4)	293
1,211,055	4.50%, 03/25/2048(4)	225,272
1,437,189	4.50%, 05/25/2049(4)	253,309

256

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.3% - (continued)
	United States - 1.3% - (continued)
	Federal National Mortgage Association - 0.1% - (continued)
$ 931,139	5.50%, 08/25/2044(4)	$133,902
349,755	5.50%, 06/25/2048(4)	62,510
		3,713,661
	Government National Mortgage Association - 0.0%
535,759	3.50%, 10/20/2029(4)	20,692
465,416	3.50%, 01/20/2030(4)	18,310
590,144	3.50%, 11/20/2031(4)	25,761
2,356,198	4.00%, 01/16/2040(4)	385,503
354,491	4.00%, 01/16/2046(4)	54,463
91,724	4.50%, 04/20/2045(4)	15,004
152,667	5.00%, 07/16/2044(4)	27,680
387,949	5.00%, 12/16/2045(4)	55,886
777,184	5.00%, 07/16/2047(4)	147,823
356,064	5.00%, 09/20/2047(4)	67,812
413,649	5.00%, 11/16/2047(4)	74,875
750,257	5.00%, 06/20/2048(4)	81,566
1,528,386	5.50%, 11/16/2046(4)	240,610
273,092	5.50%, 02/20/2047(4)	26,799
375,229	5.97%, 07/20/2039(2)(4)	3,347
600,067	6.00%, 09/20/2045(4)	116,513
		1,362,644
	Total U.S. Government Agencies (cost $57,947,569)	$57,331,593
U.S. GOVERNMENT SECURITIES - 4.4%
	United States - 4.4%
	U.S. Treasury Inflation-Indexed Notes - 0.9%
7,986,172	1.13%, 10/15/2030(12)	$7,691,526
25,711,390	1.25%, 04/15/2031(12)	24,684,334
10,903,380	1.88%, 01/15/2036(12)	10,387,490
		42,763,350
	U.S. Treasury Notes - 3.5%
23,685,000	3.88%, 03/31/2031	23,144,686
138,121,000	4.50%, 05/31/2029(15)(16)(17)	138,725,279
		161,869,965
	Total U.S. Government Securities (cost $208,317,133)	$204,633,315
COMMON STOCKS - 0.0%
	United States - 0.0%
282,999	Unifin Financiera SAB de CV*(18)(19)	$10,539
2,085,000	Unifin Financiera SAB de CV*(10)(18)(19)	104,250
1	WW International, Inc.*	15
	Total Common Stocks (cost $125,100)	$114,804
PREFERRED STOCKS - 0.0%
	United States - 0.0%
15,000	Oracle Corp. Series D, 6.50%(8)	$628,200
	Total Preferred Stocks (cost $732,330)	$628,200
	Total Long-Term Investments (cost $4,312,918,550)	$4,276,444,389
SHORT-TERM INVESTMENTS - 7.9%
	Commercial Paper - 1.0%
45,000,000	Antero Resources Corp. 3.01%, 08/03/2026(1)(11)	$44,988,875
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 7.9% - (continued)
	Repurchase Agreements - 0.1%
$ 4,317,443
Fixed Income Clearing Corp.
Repurchase Agreement dated
07/31/2026 at 3.64%, due on
08/03/2026 with a maturity value
of $4,318,753; collateralized by
U.S. Treasury Note at 3.88%,
maturing 04/15/2029, with a
market value of $4,403,831
			$4,317,443
	Securities Lending Collateral - 0.2%
10,057,684	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(20)		10,057,684
	U.S. Treasury Securities - 6.6%
	U.S. Treasury Bills - 6.6%
159,092,000	3.53%, 08/27/2026(11)(17)(21)		158,676,053
46,245,000	3.70%, 10/01/2026(11)		45,966,546
46,260,000	3.82%, 10/27/2026(11)		45,860,182
53,302,000	3.87%, 08/13/2026(11)		53,237,671
			303,740,452
	Total Short-Term Investments (cost $363,056,681)		$363,104,454
	Total Investments Excluding Purchased Options (cost $4,675,975,231)	100.8%	$4,639,548,843
	Total Purchased Options (cost $9,440,001)	0.2%	$9,751,816
	Total Investments (cost $4,685,415,232)	101.0%	$4,649,300,659
	Other Assets and Liabilities	(1.0)%	(44,122,564)
	Net Assets	100.0%	$4,605,178,095
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$869,343,210, representing 18.9% of net assets.

257

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a zero-coupon bond.
(6)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the aggregate value of these securities was $824,611,744, representing 17.9% of net assets.

(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	Represents entire or partial securities on loan.
(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(10)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(11)	The rate shown represents current yield to maturity.
(12)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(13)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2026.

(14)
This security, or a portion of this security, has unfunded loan commitments. As of
July 31, 2026, the aggregate value of the unfunded commitment was $299,250, which represents to 0.0% of total net assets.

(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2026, the market value of securities pledged was $21,679,434.
(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2026, the market value of securities pledged was $17,943,159.
(17)	All, or a portion of the security, was pledged as collateral against open forward foreign currency exchange contracts. As of July 31, 2026, the market value of securities pledged was $2,146,086.
(18)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $114,789 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2024	Unifin Financiera SAB de CV	2,085,000	$62,550	$104,250
08/2024	Unifin Financiera SAB de CV	282,999	62,550	10,539
			$125,100	$114,789

(19)	Investment valued using significant unobservable inputs.
(20)	Current yield as of period end.
(21)	All, or a portion of the security, was pledged as collateral in connection with OTC derivatives. As of July 31, 2026, the market value of securities pledged was $1,239,750.

OTC Option Contracts Outstanding at July 31, 2026
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Put
Call USD vs. Put EUR	UBS	1.12	EUR	09/18/2026	166,642,000	EUR	166,642,000	$177,943	$560,942	$(382,999)
Call USD vs. Put EUR	BNP	1.12	EUR	09/18/2026	166,643,000	EUR	166,643,000	177,944	501,972	(324,028)
Total purchased OTC option contracts								$355,887	$1,062,914	$(707,027)

258

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

OTC Swaptions Outstanding at July 31, 2026
Description	Counter- party	Strike	Pay	Receive	Periodic Payment Frequency	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Call
5 Year Interest Rate Swap Option*	GSC	1.24%	Pay	12 Mo. JPY TONAR	Semi-Annual	03/19/2029	JPY	1,034,769,000	$9,997	$135,408	$(125,411)
5 Year Interest Rate Swap Option*	GSC	1.23%	Pay	12 Mo. JPY TONAR	Semi-Annual	03/19/2029	JPY	1,034,770,000	9,717	130,129	(120,412)
5 Year Interest Rate Swap Option*	BOA	1.29%	Pay	12 Mo. JPY TONAR	Semi-Annual	10/23/2029	JPY	563,684,000	7,779	69,848	(62,069)
5 Year Interest Rate Swap Option*	GSC	1.44%	Pay	12 Mo. JPY TONAR	Semi-Annual	01/04/2030	JPY	1,104,662,000	19,310	127,863	(108,553)
5 Year Interest Rate Swap Option*	GSC	1.77%	Pay	12 Mo. JPY TONAR	Semi-Annual	09/05/2030	JPY	1,178,730,000	37,573	163,685	(126,112)
5 Year Interest Rate Swap Option*	GSC	1.77%	Pay	12 Mo. JPY TONAR	Semi-Annual	09/05/2030	JPY	1,414,475,000	44,884	193,589	(148,705)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	6 Mo. EUR EURIBOR	Semi-Annual	03/20/2034	EUR	995,000	43,092	85,919	(42,827)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	6 Mo. EUR EURIBOR	Semi-Annual	03/20/2034	EUR	2,952,000	127,711	254,797	(127,086)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	6 Mo. EUR EURIBOR	Semi-Annual	03/20/2034	EUR	2,952,000	127,609	254,316	(126,707)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	6 Mo. EUR EURIBOR	Semi-Annual	03/20/2034	EUR	6,895,000	300,118	603,710	(303,592)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	6 Mo. EUR EURIBOR	Semi-Annual	03/20/2034	EUR	6,900,000	299,780	602,052	(302,272)

259

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

OTC Swaptions Outstanding at July 31, 2026 – (continued)
Description	Counter- party	Strike	Pay	Receive	Periodic Payment Frequency	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased – (continued):
Call – (continued)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	6 Mo. EUR EURIBOR	Semi-Annual	03/20/2034	EUR	6,900,000	$301,049	$611,100	$(310,051)
10 Year Interest Rate Swap Option*	MSC(1)	2.49%	Pay	6 Mo. EUR EURIBOR	Semi-Annual	09/18/2034	EUR	5,490,000	233,547	477,514	(243,967)
10 Year Interest Rate Swap Option*	MSC(1)	2.49%	Pay	6 Mo. EUR EURIBOR	Semi-Annual	09/18/2034	EUR	5,490,000	233,883	478,651	(244,768)
									$1,796,049	$4,188,581	$(2,392,532)
Put
5 Year Interest Rate Swap Option*	GSC	1.24%	Pay	12 Mo. JPY TONAR	Semi-Annual	03/19/2029	JPY	1,034,769,000	$474,095	$135,409	$338,686
5 Year Interest Rate Swap Option*	GSC	1.23%	Pay	12 Mo. JPY TONAR	Semi-Annual	03/19/2029	JPY	1,034,770,000	476,349	130,163	346,186
5 Year Interest Rate Swap Option*	BOA	1.29%	Pay	12 Mo. JPY TONAR	Semi-Annual	10/23/2029	JPY	563,684,000	265,726	69,848	195,878
5 Year Interest Rate Swap Option*	GSC	1.44%	Pay	12 Mo. JPY TONAR	Semi-Annual	01/04/2030	JPY	1,104,662,000	490,698	127,862	362,836
5 Year Interest Rate Swap Option*	GSC	1.77%	Pay	12 Mo. JPY TONAR	Semi-Annual	09/05/2030	JPY	1,178,730,000	479,608	163,685	315,923
5 Year Interest Rate Swap Option*	GSC	1.77%	Pay	12 Mo. JPY TONAR	Semi-Annual	09/05/2030	JPY	1,414,475,000	575,326	193,590	381,736
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	6 Mo. EUR EURIBOR	Annual	03/20/2034	EUR	995,000	122,781	85,811	36,970
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	6 Mo. EUR EURIBOR	Annual	03/20/2034	EUR	2,952,000	364,203	254,796	109,407

260

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

OTC Swaptions Outstanding at July 31, 2026 – (continued)
Description	Counter- party	Strike	Pay	Receive	Periodic Payment Frequency	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased – (continued):
Put – (continued)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	6 Mo. EUR EURIBOR	Annual	03/20/2034	EUR	2,952,000	$364,101	$254,315	$109,786
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	6 Mo. EUR EURIBOR	Annual	03/20/2034	EUR	6,895,000	852,494	603,710	248,784
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	6 Mo. EUR EURIBOR	Annual	03/20/2034	EUR	6,900,000	852,557	602,053	250,504
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	6 Mo. EUR EURIBOR	Annual	03/20/2034	EUR	6,900,000	853,826	611,100	242,726
10 Year Interest Rate Swap Option*	MSC(1)	2.49%	Pay	6 Mo. EUR EURIBOR	Annual	09/18/2034	EUR	5,490,000	713,890	477,513	236,377
10 Year Interest Rate Swap Option*	MSC(1)	2.49%	Pay	6 Mo. EUR EURIBOR	Annual	09/18/2034	EUR	5,490,000	714,226	478,651	235,575
									$7,599,880	$4,188,506	$3,411,374
Total purchased OTC swaption contracts									$9,395,929	$8,377,087	$1,018,842

*	Swaptions with forward premiums.
(1)	As of July 31, 2026, the counterparty had deposited in a segregated account securities with a value of $1,111,843 in connection with OTC derivatives.

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	330	09/15/2026	$25,106,347	$113,425
Canadian 10-Year Bond Future	2,065	09/18/2026	174,969,290	(1,853,247)
Euro BUXL 30-Year Bond Future	683	09/08/2026	83,343,973	(932,096)
Euro-BOBL Future	1,183	09/08/2026	155,297,824	(1,788,666)
Euro-BUND Future	901	09/08/2026	129,208,547	(2,155,581)
French Government Bond Future	623	09/08/2026	84,147,638	(68,350)
U.S. Treasury 10-Year Ultra Future	519	09/21/2026	56,935,922	(929,765)
U.S. Treasury Ultra Bond Future	178	09/21/2026	19,524,375	(212,280)
Total				$(7,826,560)
Short position contracts:
Australian 3-Year Bond Future	(174)	09/15/2026	$(12,757,044)	$(33,674)
Euro-BTP Future	(167)	09/08/2026	(20,479,497)	65,767
Euro-BTP Italian Bond Future	(319)	09/08/2026	(42,752,084)	25,107
Euro-Schatz Future	(654)	09/08/2026	(79,529,942)	67,483

261

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Futures Contracts Outstanding at July 31, 2026 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
Japanese 10-Year Bond Future	(39)	09/14/2026	$(31,147,544)	$42,315
Long Gilt Future	(223)	09/28/2026	(25,994,431)	87,463
U.S. Treasury 2-Year Note Future	(1,623)	09/30/2026	(333,704,017)	309,673
U.S. Treasury 5-Year Note Future	(3,597)	09/30/2026	(381,197,697)	2,237,367
U.S. Treasury 10-Year Note Future	(207)	09/21/2026	(22,356,000)	82,687
Total				$2,884,188
Total futures contracts				$(4,942,372)

OTC Credit Default Swap Contracts Outstanding at July 31, 2026
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
NCL Corp. Ltd. (B+)	GSC	USD	3,270,000	5.00%	12/20/2026	Quarterly	$28,337	$—	$76,463	$48,126
NCL Corp. Ltd. (B+)	GSC	USD	2,285,000	5.00%	12/20/2026	Quarterly	19,770	—	53,430	33,660
NCL Corp. Ltd. (B+)	GSC	USD	980,000	5.00%	12/20/2026	Quarterly	8,505	—	22,915	14,410
Total OTC credit default swap contracts							$56,612	$—	$152,808	$96,196

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S45.V1	USD	9,111,000	(1.00%)	06/20/2031	Quarterly	$317,090	$—	$166,150	$(150,940)
CDX.NA.IG.S46.V1	USD	632,081,000	(1.00%)	06/20/2031	Quarterly	—	(13,329,695)	(13,737,017)	(407,322)
Total						$317,090	$(13,329,695)	$(13,570,867)	$(558,262)
Credit default swaps on single-name issues:
Buy protection:
Abu Dhabi Government International Bonds	USD	8,694,000	(1.00%)	06/20/2031	Quarterly	$—	$(200,347)	$(253,012)	$(52,665)
Mexico Government International Bonds	USD	8,982,000	(1.00%)	06/20/2031	Quarterly	27,513	—	(63,435)	(90,948)
Qatar Government International Bonds	USD	8,692,000	(1.00%)	06/20/2031	Quarterly	—	(204,222)	(251,403)	(47,181)
Total						$27,513	$(404,569)	$(567,850)	$(190,794)
Sell protection:
Worldline SA (BB)	EUR	875,000	5.00%	06/20/2031	Quarterly	$—	$(4,710)	$(152,387)	$(147,677)
Total						$27,513	$(409,279)	$(720,237)	$(338,471)
Total centrally cleared credit default swap contracts						$344,603	$(13,738,974)	$(14,291,104)	$(896,733)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

262

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12 mo. CHF SARON	0.13% Fixed	CHF	100,485,000	03/18/2029	Annual	$76,332	$—	$(477,689)	$(554,021)
12 mo. CHF SARON	0.25% Fixed	CHF	185,838,000	06/17/2029	Annual	—	(4,229)	(349,350)	(345,121)
12 mo. GBP UKRPI	4.67% Fixed	GBP	45,870,000	05/15/2027	At Maturity	99,672	—	198,004	98,332
4.07% Fixed	12 mo. GBP UKRPI	GBP	45,870,000	05/15/2028	At Maturity	—	(48,829)	(394,011)	(345,182)
1.44% Fixed	12 mo. JPY TONAR	JPY	19,253,754,000	03/18/2029	Annual	130,216	—	569,459	439,243
1.66% Fixed	12 mo. JPY TONAR	JPY	18,831,792,000	09/16/2029	Annual	186,206	—	642,600	456,394
12 mo. JPY TONAR	0.91% Fixed	JPY	3,636,001,000	09/15/2030	Annual	—	(559,480)	(852,465)	(292,985)
12 mo. JPY TONAR	2.16% Fixed	JPY	1,101,660,000	09/16/2036	Annual	—	(6,675)	(369,125)	(362,450)
12 mo. SONIA	3.94% Fixed	GBP	12,891,000	09/16/2031	Annual	—	(202,874)	(358,472)	(155,598)
12 mo. SONIA	4.47% Fixed	GBP	13,159,000	06/18/2036	Annual	9,109	—	(299,189)	(308,298)
2.86% Fixed	12 mo. USD CPI	USD	2,398,000	03/31/2028	At Maturity	—	(794)	5,681	6,475
2.70% Fixed	12 mo. USD CPI	USD	86,396,000	05/15/2028	At Maturity	244,580	—	185,463	(59,117)
12 mo. USD CPI	2.49% Fixed	USD	13,939,000	11/29/2029	At Maturity	11,132	—	(193,628)	(204,760)
12 mo. USD CPI	2.52% Fixed	USD	11,954,000	03/03/2030	At Maturity	1,851	—	(129,627)	(131,478)
2.49% Fixed	12 mo. USD CPI	USD	13,939,000	11/29/2034	At Maturity	—	(45,793)	156,038	201,831
2.49% Fixed	12 mo. USD CPI	USD	11,954,000	03/03/2035	At Maturity	—	(17,563)	111,136	128,699
3.50% Fixed	12 mo. USD SOFR	USD	17,390,000	09/16/2031	Annual	3,737	—	534,514	530,777
3.94% Fixed	12 mo. USD SOFR	USD	26,080,000	09/20/2031	Annual	—	(5,826)	175,630	181,456
4.13% Fixed	12 mo. USD SOFR	USD	9,919,000	12/18/2035	Annual	14,434	—	122,603	108,169
3.78% Fixed	12 mo. USD SOFR	USD	7,661,000	09/16/2036	Annual	4,730	—	346,236	341,506
4.66% Fixed	3 mo. AUD BBSW	AUD	32,930,000	09/20/2031	Quarterly	4,069	—	(22,265)	(26,334)
1.56% Fixed	3 mo. CNY CNRR	CNY	58,295,000	09/17/2030	Quarterly	—	—	(40,872)	(40,872)
1.65% Fixed	3 mo. CNY CNRR	CNY	394,546,000	06/17/2031	Quarterly	—	—	(514,853)	(514,853)
1.64% Fixed	3 mo. CNY CNRR	CNY	838,412,000	06/17/2031	Quarterly	—	—	(1,041,762)	(1,041,762)
3 mo. COP CPIBR	11.14% Fixed	COP	34,233,690,000	09/16/2028	Quarterly	—	—	(19,865)	(19,865)
3 mo. COP CPIBR	10.97% Fixed	COP	17,145,560,000	09/16/2028	Quarterly	—	—	(26,218)	(26,218)
3 mo. COP CPIBR	11.78% Fixed	COP	6,909,665,000	06/17/2036	Quarterly	—	—	191,969	191,969
3 mo. COP CPIBR	10.30% Fixed	COP	9,594,930,000	09/16/2036	Quarterly	—	—	1,342	1,342
3 mo. NZD NZDBBR	4.03% Fixed	NZD	35,573,000	06/21/2031	Semi-Annual	6,938	—	(124,995)	(131,933)
3 mo. NZD NZDBBR	4.00% Fixed	NZD	56,895,000	12/16/2031	Semi-Annual	93,344	—	(202,640)	(295,984)
3 mo. NZD NZDBBR	4.28% Fixed	NZD	68,035,000	07/15/2036	Semi-Annual	—	(259,951)	(279,751)	(19,800)
3 mo. NZD NZDBBR	4.31% Fixed	NZD	12,039,000	09/16/2036	Semi-Annual	—	(22,006)	(54,964)	(32,958)
3 mo. SEK STIBOR	2.67% Fixed	SEK	891,939,000	06/17/2031	Annual	—	(92,013)	(806,810)	(714,797)
3 mo. SEK STIBOR	2.75% Fixed	SEK	279,610,000	09/16/2031	Annual	6,814	—	(220,674)	(227,488)
3 mo. SEK STIBOR	2.84% Fixed	SEK	204,481,000	09/20/2031	Annual	—	(1,860)	(129,932)	(128,072)
3 mo. SEK STIBOR	3.00% Fixed	SEK	75,217,000	12/16/2036	Annual	30,139	—	(125,900)	(156,039)
3 mo. ZAR JIBAR	7.42% Fixed	ZAR	88,655,000	03/18/2036	Quarterly	—	—	(306,642)	(306,642)
3 mo. ZAR JIBAR	7.31% Fixed	ZAR	87,839,000	03/18/2036	Quarterly	—	—	(342,284)	(342,284)
4.84% Fixed	6 mo. AUD BBSW	AUD	47,331,000	09/16/2031	Semi-Annual	72,215	—	4,128	(68,087)
6 mo. AUD BBSW	4.75% Fixed	AUD	76,605,000	09/16/2031	Semi-Annual	—	(155,286)	(229,863)	(74,577)
6 mo. AUD BBSW	5.19% Fixed	AUD	15,749,000	12/18/2035	Semi-Annual	6,605	—	(42,574)	(49,179)
5.03% Fixed	6 mo. AUD BBSW	AUD	12,173,000	12/16/2036	Semi-Annual	6,358	—	47,991	41,633
6 mo. AUD BBSW	5.06% Fixed	AUD	6,835,000	09/16/2056	Semi-Annual	—	(11,664)	(100,453)	(88,789)
6 mo. CAD CDOR	2.81% Fixed	CAD	34,679,000	06/21/2031	Semi-Annual	—	(158,797)	(329,632)	(170,835)
6 mo. CAD CDOR	3.00% Fixed	CAD	41,638,000	09/16/2031	Semi-Annual	—	(31,099)	(199,350)	(168,251)
6 mo. CAD CDOR	3.34% Fixed	CAD	10,197,000	09/16/2036	Semi-Annual	36,401	—	(63,054)	(99,455)
6 mo. CZK PRIBOR	4.16% Fixed	CZK	189,929,000	09/16/2031	Annual	—	(592)	(150,451)	(149,859)
4.24% Fixed	6 mo. CZK PRIBOR	CZK	104,241,000	09/16/2036	Annual	—	—	168,442	168,442
6 mo. CZK PRIBOR	4.64% Fixed	CZK	146,890,000	09/16/2036	Semi-Annual	—	—	(11,868)	(11,868)
6 mo. CZK PRIBOR	4.58% Fixed	CZK	123,060,000	09/16/2036	Semi-Annual	—	—	(38,602)	(38,602)
2.81% Fixed	6 mo. EUR EURIBOR	EUR	28,725,000	09/16/2031	Annual	12,250	—	437,987	425,737
2.81% Fixed	6 mo. EUR EURIBOR	EUR	21,984,000	09/20/2031	Annual	—	(6,767)	214,251	221,018
3.16% Fixed	6 mo. EUR EURIBOR	EUR	6,779,000	12/16/2036	Annual	121	—	79,985	79,864
0.63% Fixed	6 mo. EUR EURIBOR	EUR	4,753,000	06/15/2072	Annual	—	(83,737)	3,268,264	3,352,001
1.16% Fixed	6 mo. EUR EURIBOR	EUR	887,500	06/15/2072	Annual	—	(17,322)	479,547	496,869
6 mo. HUF BIBOR	4.98% Fixed	HUF	3,232,978,000	09/16/2031	Annual	—	—	(130,501)	(130,501)
5.00% Fixed	6 mo. HUF BIBOR	HUF	1,805,483,000	09/16/2036	Annual	—	—	76,701	76,701
4.44% Fixed	6 mo. NOK NIBOR	NOK	684,091,500	06/17/2031	Annual	86,641	—	901,549	814,908
3.97% Fixed	6 mo. NOK NIBOR	NOK	225,434,000	06/21/2031	Annual	—	(4,934)	315,588	320,522
4.41% Fixed	6 mo. NOK NIBOR	NOK	302,219,000	09/16/2031	Annual	—	(14,168)	404,665	418,833
4.03% Fixed	6 mo. NOK NIBOR	NOK	177,958,000	12/18/2035	Annual	8,119	—	180,485	172,366
4.41% Fixed	6 mo. NOK NIBOR	NOK	79,393,000	12/16/2036	Annual	—	(3,238)	59,213	62,451
BZDIOVRA	14.12% Fixed	BRL	56,249,916	01/02/2031	At Maturity	—	—	(48,371)	(48,371)

263

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2026 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BZDIOVRA	13.60% Fixed	BRL	45,773,472	01/02/2031	At Maturity	$—	$—	$(268,797)	$(268,797)
BZDIOVRA	13.03% Fixed	BRL	45,708,528	01/02/2031	At Maturity	—	—	(522,731)	(522,731)
Total centrally cleared interest rate swaps contracts						$1,152,013	$(1,755,497)	$59,241	$662,725

Foreign Currency Contracts Outstanding at July 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
190,214,000	AUD	131,098,913	USD	TDB	08/04/2026	$2,734,742
141,761,000	AUD	98,080,826	USD	GSC	08/04/2026	1,661,531
124,240,000	AUD	86,538,089	USD	RBC	08/04/2026	876,576
67,666,000	AUD	46,999,542	USD	BNP	08/04/2026	609,930
60,285,000	AUD	41,921,735	USD	BCLY(1)	08/04/2026	494,501
42,040,000	AUD	29,086,799	USD	DEUT	08/04/2026	492,343
37,970,000	AUD	26,312,181	USD	CBK	08/04/2026	403,327
20,469,000	AUD	14,099,936	USD	WFB	08/04/2026	301,954
34,780,000	AUD	24,180,919	USD	BOA	08/04/2026	290,120
36,385,000	AUD	25,414,027	USD	UBS	08/04/2026	186,284
45,915,000	AUD	32,150,303	USD	JPM	08/04/2026	155,270
45,860,000	AUD	32,115,162	USD	HSBC	08/04/2026	151,713
30,685,000	AUD	21,487,222	USD	SCB	08/04/2026	102,596
18,619,000	AUD	13,021,831	USD	CBA	08/04/2026	78,408
182,444,000	AUD	126,505,809	USD	DEUT	09/01/2026	1,789,063
69,175,000	AUD	48,038,018	USD	UBS	09/01/2026	605,937
21,300,000	AUD	14,799,134	USD	BNP	09/01/2026	179,055
52,940,000	AUD	37,090,810	USD	RBC	09/01/2026	136,670
4,945,000	AUD	3,435,143	USD	GSC	09/01/2026	42,188
9,960,000	AUD	6,999,869	USD	CBK	09/01/2026	4,016
1,870,000	AUD	1,315,003	USD	BCLY(1)	09/01/2026	(16)
14,915,000	AUD	10,449,971	USD	BCLY(1)	09/16/2026	35,891
1,110,000	AUD	776,198	USD	CBK	09/16/2026	4,177
375,000	AUD	262,012	USD	RBC	09/16/2026	1,629
240,053,000	BRL	45,839,129	USD	BCLY(1)	08/04/2026	1,467,747
40,151,000	BRL	7,755,351	USD	CBK	08/04/2026	157,146
37,648,000	BRL	7,347,823	USD	BNP	08/04/2026	71,411
13,384,000	BRL	2,585,781	USD	BOA	08/04/2026	51,784
26,670,000	BRL	5,233,516	USD	MSC(2)	08/04/2026	22,299
27,156,000	BRL	5,331,907	USD	GSC	08/04/2026	19,684
11,645,000	BRL	2,288,606	USD	DEUT	08/04/2026	6,256
315,492,000	BRL	61,183,242	USD	BNP	09/02/2026	529,823
5,485,000	BRL	1,068,368	USD	BOA	09/02/2026	4,547
287,540,000	CAD	202,947,075	USD	GSC	08/04/2026	2,202,045
74,601,842	CAD	52,661,784	USD	SSG	08/04/2026	563,863
81,755,000	CAD	57,859,340	USD	RBC	08/04/2026	469,820
59,325,000	CAD	41,921,353	USD	CBK	08/04/2026	404,832
43,610,000	CAD	30,729,479	USD	MSC(2)	08/04/2026	384,638
44,990,000	CAD	31,741,380	USD	DEUT	08/04/2026	357,316
34,565,000	CAD	24,410,240	USD	JPM	08/04/2026	250,604
44,900,000	CAD	31,800,556	USD	BOA	08/04/2026	233,928
46,070,000	CAD	32,646,939	USD	UBS	08/04/2026	222,298
8,660,000	CAD	6,109,989	USD	BNP	08/04/2026	68,600
4,810,000	CAD	3,386,251	USD	TDB	08/04/2026	45,506
4,510,000	CAD	3,182,567	USD	BCLY(1)	08/04/2026	35,151
228,286,000	CAD	162,052,651	USD	JPM	09/01/2026	1,016,174
9,720,000	CAD	6,931,608	USD	GSC	09/01/2026	11,564
4,860,000	CAD	3,462,926	USD	BCLY(1)	09/01/2026	8,660
5,155,000	CAD	3,677,257	USD	SCB	09/01/2026	5,053
46,575,000	CAD	33,291,441	USD	CBK	09/01/2026	(22,075)
4,370,000	CAD	3,116,471	USD	CBK	09/16/2026	7,292
125,000	CAD	88,627	USD	BOA	09/16/2026	726
40,550,000	CHF	49,984,931	USD	UBS	08/04/2026	194,272
64,300,000	CHF	79,558,809	USD	RBC	08/04/2026	10,186
825,000	CHF	1,018,736	USD	BCLY(1)	08/04/2026	2,173

264

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,425,000	CHF	1,770,676	USD	GSC	08/04/2026	$(7,289)
2,740,000	CHF	3,398,884	USD	SSG	08/04/2026	(8,230)
26,870,000	CHF	33,284,527	USD	BNP	08/04/2026	(33,844)
14,615,000	CHF	18,133,470	USD	DEUT	08/04/2026	(47,920)
46,575,000	CHF	57,830,565	USD	CBK	08/04/2026	(195,637)
109,080,000	CHF	134,431,088	USD	GSC	09/01/2026	964,307
42,240,000	CHF	51,929,679	USD	RBC	09/01/2026	500,661
14,100,000	CHF	17,318,931	USD	MSC(2)	09/01/2026	182,674
34,650,000	CHF	42,871,450	USD	CBK	09/01/2026	137,812
12,405,000	CHF	15,330,221	USD	BCLY(1)	09/01/2026	67,466
6,495,000	CHF	8,012,203	USD	UBS	09/01/2026	49,706
5,650,000	CHF	6,977,447	USD	CBA	09/01/2026	35,607
11,160,000	CHF	13,820,424	USD	DEUT	09/01/2026	31,910
4,765,000	CHF	5,899,988	USD	BNP	09/01/2026	14,561
1,980,000	CHF	2,461,137	USD	JPM	09/01/2026	(3,465)
125,000	CHF	155,167	USD	CBK	09/16/2026	251
20,000	CHF	24,803	USD	BOA	09/16/2026	64
2,906,600,000	CLP	3,130,088	USD	DEUT	08/04/2026	(3,824)
9,790,380,000	CLP	10,573,705	USD	BCLY(1)	08/04/2026	(43,422)
2,657,100,000	CLP	2,902,666	USD	BNP	08/04/2026	(44,757)
20,529,520,000	CLP	22,166,830	USD	CBK	08/04/2026	(85,803)
5,674,900,000	CLP	6,055,617	USD	HSBC	09/01/2026	49,435
161,237,000	CNH	23,842,016	USD	SCB	08/04/2026	42,849
32,693,000	CNH	4,845,597	USD	JPM	09/01/2026	6,786
39,689,000	CNH	5,888,169	USD	BNP	09/01/2026	2,578
16,340,000	CNH	2,424,440	USD	UBS	09/01/2026	786
14,006,000	CNH	2,079,306	USD	GSC	09/01/2026	(498)
118,281,000	CNH	17,571,504	USD	HSBC	09/01/2026	(15,921)
10,873,800,000	COP	3,136,372	USD	GSC	08/04/2026	307,086
8,520,672,000	COP	2,465,472	USD	BNP	08/04/2026	232,809
3,828,128,000	COP	1,107,676	USD	UBS	08/04/2026	104,595
11,781,200,000	COP	3,662,170	USD	BOA	08/04/2026	68,639
36,365,900,000	COP	11,536,078	USD	CBK	09/01/2026	(94,690)
944,071,000	CZK	44,491,881	USD	RBS	08/04/2026	459,080
534,320,000	CZK	25,204,326	USD	BCLY(1)	08/04/2026	236,767
53,790,000	CZK	2,522,396	USD	BNP	08/04/2026	38,759
21,830,000	CZK	1,034,263	USD	GSC	08/04/2026	5,150
228,050,000	CZK	10,761,474	USD	GSC	09/01/2026	99,364
148,552,000	CZK	7,000,615	USD	UBS	09/01/2026	74,145
131,498,000	EUR	150,258,513	USD	GSC	08/04/2026	1,402,199
115,091,000	EUR	131,364,414	USD	DEUT	08/04/2026	1,373,598
66,854,000	EUR	76,193,135	USD	UBS	08/04/2026	911,652
79,300,000	EUR	90,631,065	USD	RBC	08/04/2026	828,079
66,928,000	EUR	76,524,743	USD	BCLY(1)	08/04/2026	665,391
38,634,000	EUR	44,083,530	USD	MSC(2)	08/04/2026	474,258
35,447,000	EUR	40,503,337	USD	WFB	08/04/2026	378,785
26,828,000	EUR	30,659,547	USD	CBK	08/04/2026	282,016
12,031,000	EUR	13,762,812	USD	RBS	08/04/2026	112,913
5,864,000	EUR	6,672,263	USD	CAG	08/04/2026	90,870
2,066,000	EUR	2,359,748	USD	BNP	08/04/2026	23,033
123,000	EUR	140,136	USD	DEUT	08/28/2026	1,864
65,862,000	EUR	75,423,047	USD	DEUT	09/01/2026	622,183
20,196,000	EUR	23,008,436	USD	WFB	09/01/2026	310,161
10,400,000	EUR	11,864,169	USD	SSG	09/01/2026	143,823
21,853,000	EUR	25,130,716	USD	GSC	09/01/2026	101,078
17,271,000	EUR	19,906,065	USD	BNP	09/01/2026	35,284
21,015,000	EUR	24,250,423	USD	MSC(2)	09/01/2026	13,805
988,000	EUR	1,140,303	USD	CBK	09/01/2026	456
1,697,000	EUR	1,959,214	USD	UBS	09/01/2026	167
1,058,000	EUR	1,205,644	USD	RBC	09/16/2026	16,682
132,640,000	GBP	176,379,422	USD	GSC	08/04/2026	2,385,087
44,554,000	GBP	59,237,666	USD	UBS	08/04/2026	809,636
41,351,000	GBP	55,382,533	USD	CBK	08/04/2026	347,951
13,568,000	GBP	18,017,975	USD	RBC	08/04/2026	268,190
28,525,000	GBP	38,248,948	USD	BNP	08/04/2026	195,397

265

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
5,157,000	GBP	6,795,750	USD	MSC(2)	08/04/2026	$154,556
13,641,000	GBP	18,257,902	USD	BCLY(1)	08/04/2026	126,649
10,278,000	GBP	13,780,136	USD	DEUT	08/04/2026	71,957
2,697,000	GBP	3,607,065	USD	SCB	08/04/2026	27,796
5,049,000	GBP	6,779,166	USD	TDB	08/04/2026	25,584
44,901,000	GBP	59,645,080	USD	BNP	09/01/2026	868,635
49,545,000	GBP	65,920,133	USD	CBK	09/01/2026	852,367
22,385,000	GBP	29,781,944	USD	SSG	09/01/2026	386,638
36,152,000	GBP	48,352,296	USD	UBS	09/01/2026	370,268
5,965,000	GBP	7,979,463	USD	GSC	09/01/2026	59,652
675,000	GBP	903,418	USD	BCLY(1)	09/01/2026	6,289
2,587,000	GBP	3,460,565	USD	BOA	09/16/2026	25,992
2,867,000	GBP	3,839,373	USD	DEUT	09/16/2026	24,547
4,041,000	GBP	5,430,073	USD	JPM	09/16/2026	16,072
848,000	GBP	1,132,630	USD	MSC(2)	09/16/2026	10,239
452,000	GBP	606,034	USD	CBK	09/16/2026	3,135
1,931,200,000	HUF	6,041,098	USD	CBK	08/04/2026	61,445
1,203,800,000	HUF	3,751,558	USD	SCB	08/04/2026	52,419
846,200,000	HUF	2,654,252	USD	JPM	08/04/2026	19,718
3,810,900,000	HUF	12,055,339	USD	BCLY(1)	08/04/2026	(12,993)
11,368,100,000	HUF	36,266,415	USD	GSC	08/04/2026	(343,508)
3,686,354,000	HUF	11,619,493	USD	HSBC	09/01/2026	14,386
45,391,000,000	IDR	2,528,606	USD	BCLY(1)	08/04/2026	(7,084)
41,114,000,000	IDR	2,293,668	USD	GSC	08/04/2026	(9,738)
30,630,000	ILS	10,196,709	USD	BCLY(1)	08/04/2026	(174,121)
4,670,000	ILS	1,522,512	USD	BCLY(1)	09/01/2026	6,889
481,380,000	INR	5,051,891	USD	BCLY(1)	08/04/2026	(8,434)
3,828,593,000	INR	40,410,513	USD	GSC	08/04/2026	(298,032)
2,218,533,000	INR	23,178,447	USD	GSC	09/01/2026	11,227
19,537,879,000	JPY	120,923,441	USD	BCLY(1)	08/04/2026	1,917,805
10,776,100,000	JPY	66,170,710	USD	GSC	08/04/2026	1,582,271
9,022,900,000	JPY	55,667,368	USD	CBK	08/04/2026	1,062,653
4,134,400,000	JPY	25,550,702	USD	BNP	08/04/2026	443,667
2,068,200,000	JPY	12,729,241	USD	UBS	08/04/2026	274,231
2,200,400,000	JPY	13,579,137	USD	MSC(2)	08/04/2026	255,521
1,457,900,000	JPY	8,990,597	USD	BOA	08/04/2026	175,713
897,800,000	JPY	5,555,970	USD	JPM	08/04/2026	88,802
729,100,000	JPY	4,523,334	USD	SCB	08/04/2026	60,764
19,742,419,000	JPY	120,819,754	USD	BNP	09/01/2026	3,572,404
6,041,100,000	JPY	37,460,363	USD	MSC(2)	09/01/2026	603,132
450,000,000	JPY	2,756,508	USD	BOA	09/01/2026	78,832
1,650,700,000	JPY	10,343,418	USD	GSC	09/01/2026	57,239
1,100,500,000	JPY	6,878,276	USD	DEUT	09/01/2026	55,705
550,200,000	JPY	3,432,721	USD	BCLY(1)	09/01/2026	33,954
4,258,300,000	JPY	26,846,927	USD	CBK	09/01/2026	(16,419)
3,851,700,000	JPY	24,374,999	USD	TDB	09/01/2026	(106,379)
36,800,000	JPY	227,791	USD	BOA	09/16/2026	4,367
30,800,000	JPY	190,326	USD	CBK	09/16/2026	3,981
309,604,857,000	KRW	200,776,305	USD	GSC	08/04/2026	16,390,549
15,861,150,000	KRW	10,418,490	USD	MSC(2)	08/04/2026	707,033
3,480,240,000	KRW	2,247,564	USD	JPM	08/04/2026	193,589
220,147,790,000	KRW	151,851,196	USD	JPM	09/01/2026	2,614,634
2,509,120,000	KRW	1,737,919	USD	BCLY(1)	09/01/2026	22,596
165,150,000	KRW	116,177	USD	HSBC	09/01/2026	(300)
1,055,020,000	MXN	59,726,235	USD	GSC	08/04/2026	1,168,224
172,630,000	MXN	9,830,544	USD	BNP	08/04/2026	133,448
235,800,000	MXN	13,498,583	USD	CBK	08/04/2026	111,503
130,940,000	MXN	7,453,579	USD	DEUT	08/04/2026	104,117
78,780,000	MXN	4,487,370	USD	WFB	08/04/2026	59,715
510,140,000	MXN	29,111,229	USD	DEUT	09/01/2026	263,909
30,210,000	MXN	1,730,875	USD	BCLY(1)	09/01/2026	8,692
1,506,633,000	NOK	154,018,340	USD	GSC	08/04/2026	4,943,006
1,084,752,000	NOK	110,049,364	USD	UBS	08/04/2026	4,400,297
460,950,000	NOK	46,850,917	USD	BCLY(1)	08/04/2026	1,782,846
235,725,000	NOK	23,776,709	USD	CAG	08/04/2026	1,094,088

266

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
200,180,000	NOK	20,284,934	USD	SCB	08/04/2026	$835,593
398,447,000	NOK	41,204,328	USD	CBK	08/04/2026	834,890
168,790,000	NOK	17,004,921	USD	WFB	08/04/2026	803,719
252,940,000	NOK	26,181,553	USD	RBC	08/04/2026	505,558
132,900,000	NOK	13,605,233	USD	MSC(2)	08/04/2026	416,737
135,650,000	NOK	13,947,942	USD	JPM	08/04/2026	364,174
33,240,000	NOK	3,436,227	USD	DEUT	08/04/2026	70,848
1,427,828,000	NOK	147,433,593	USD	UBS	09/01/2026	3,150,716
443,810,000	NOK	46,011,329	USD	GSC	09/01/2026	794,605
221,910,000	NOK	22,962,182	USD	BNP	09/01/2026	441,312
44,400,000	NOK	4,659,854	USD	RBC	09/01/2026	22,743
16,640,000	NOK	1,689,740	USD	MSC(2)	09/16/2026	64,781
19,970,000	NOK	2,065,588	USD	RBC	09/16/2026	40,048
8,330,000	NOK	859,996	USD	DEUT	09/16/2026	18,319
7,080,000	NOK	730,919	USD	CBK	09/16/2026	15,596
86,240,000	NOK	9,090,821	USD	CAG	09/16/2026	2,321
225,544,000	NZD	128,792,852	USD	CBK	08/04/2026	4,080,706
173,920,000	NZD	99,961,605	USD	BNP	08/04/2026	2,498,975
79,060,000	NZD	45,247,598	USD	BCLY(1)	08/04/2026	1,328,607
55,755,000	NZD	31,760,384	USD	GSC	08/04/2026	1,086,269
40,125,000	NZD	22,704,141	USD	JPM	08/04/2026	934,490
47,660,000	NZD	27,384,380	USD	BOA	08/04/2026	693,306
21,415,000	NZD	12,182,252	USD	WFB	08/04/2026	433,856
39,225,000	NZD	22,828,911	USD	RBC	08/04/2026	279,508
41,410,000	NZD	24,145,134	USD	UBS	08/04/2026	250,522
7,955,000	NZD	4,491,337	USD	WEST	08/04/2026	195,150
7,980,000	NZD	4,521,037	USD	SCB	08/04/2026	180,179
23,655,000	NZD	13,769,055	USD	MSC(2)	08/04/2026	166,691
5,940,000	NZD	3,374,378	USD	DEUT	08/04/2026	125,023
5,920,000	NZD	3,365,579	USD	TDB	08/04/2026	122,039
63,660,000	NZD	37,217,037	USD	HSBC	09/01/2026	319,340
11,930,000	NZD	6,888,418	USD	BNP	09/01/2026	145,968
17,895,000	NZD	10,410,076	USD	GSC	09/01/2026	141,502
11,930,000	NZD	6,902,141	USD	CBK	09/01/2026	132,245
5,965,000	NZD	3,441,972	USD	SSG	09/01/2026	75,221
2,495,000	NZD	1,421,581	USD	MSC(2)	09/16/2026	50,181
1,505,000	NZD	880,912	USD	CBK	09/16/2026	6,864
95,000	NZD	54,937	USD	BOA	09/16/2026	1,102
20,000	NZD	11,717	USD	JPM	09/16/2026	80
30,224,000	PEN	8,873,430	USD	CBK	08/04/2026	18,561
11,186,000	PEN	3,295,417	USD	DEUT	08/04/2026	(4,464)
8,804,000	PEN	2,600,886	USD	GSC	08/04/2026	(10,724)
22,575,000	PEN	6,611,510	USD	BNP	09/01/2026	23,409
8,565,000	PEN	2,517,637	USD	CBK	09/01/2026	(335)
1,366,060,000	PHP	22,251,615	USD	SCB	08/04/2026	61,918
1,203,650,000	PHP	19,625,989	USD	GSC	09/01/2026	28,531
412,720,000	PHP	6,717,120	USD	CBK	09/01/2026	22,226
160,294,243	PLN	42,413,086	USD	BCLY(1)	08/04/2026	495,886
17,786,000	PLN	4,686,014	USD	HSBC	08/04/2026	75,099
15,460,000	PLN	4,096,297	USD	DEUT	08/04/2026	42,171
194,205,243	PLN	51,141,948	USD	BCLY(1)	09/01/2026	841,598
5,000	PLN	1,338	USD	SCB	09/01/2026	—
66,852,000	RON	14,457,300	USD	BNP	08/04/2026	225,720
66,852,000	RON	14,526,071	USD	BNP	09/01/2026	135,160
1,907,490,000	SEK	196,685,048	USD	GSC	08/04/2026	3,677,760
348,690,000	SEK	35,829,878	USD	JPM	08/04/2026	796,531
132,730,000	SEK	13,693,670	USD	WFB	08/04/2026	248,294
155,780,000	SEK	16,129,963	USD	BCLY(1)	08/04/2026	233,174
119,440,000	SEK	12,363,448	USD	CBK	08/04/2026	182,534
131,400,000	SEK	13,644,733	USD	MSC(2)	08/04/2026	157,527
43,580,000	SEK	4,498,942	USD	SCB	08/04/2026	78,703
66,960,000	SEK	6,956,528	USD	RBC	08/04/2026	76,953
32,660,000	SEK	3,359,592	USD	DEUT	08/04/2026	71,016
19,980,000	SEK	2,048,048	USD	UBS	08/04/2026	50,652
402,390,000	SEK	41,981,037	USD	CBK	09/01/2026	348,199

267

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
113,398,000	SEK	11,747,625	USD	UBS	09/01/2026	$181,226
13,410,000	SEK	1,389,639	USD	HSBC	09/01/2026	21,020
109,113,000	SEK	11,457,758	USD	BCLY(1)	09/01/2026	20,336
9,750,000	SEK	1,024,899	USD	MSC(2)	09/01/2026	748
8,250,000	SEK	854,560	USD	CBK	09/16/2026	14,016
10,010,000	SEK	1,040,171	USD	MSC(2)	09/16/2026	13,700
220,000	SEK	23,587	USD	JPM	09/16/2026	(425)
10,740,000	SGD	8,316,010	USD	BOA	08/04/2026	60,982
2,625,000	SGD	2,028,724	USD	BNP	08/04/2026	18,725
2,665,000	SGD	2,065,459	USD	JPM	08/04/2026	13,189
2,027,000	SGD	1,570,064	USD	UBS	08/04/2026	10,957
2,203,000	SGD	1,707,851	USD	SCB	08/04/2026	10,446
2,202,000	SGD	1,707,089	USD	BCLY(1)	08/04/2026	10,428
12,920,000	SGD	10,060,793	USD	BNP	09/01/2026	36,527
4,455,000	SGD	3,459,120	USD	MSC(2)	09/01/2026	22,580
8,320,000	SGD	6,500,965	USD	SCB	09/01/2026	1,334
340,890,000	THB	10,070,635	USD	CBK	08/04/2026	141,002
490,790,000	THB	14,605,089	USD	BCLY(1)	08/04/2026	96,928
85,120,000	THB	2,524,149	USD	WFB	08/04/2026	25,690
65,980,000	THB	1,963,281	USD	JPM	09/01/2026	17,580
77,792,000	THB	2,318,626	USD	MSC(2)	09/01/2026	16,857
50,730,000	THB	1,524,110	USD	BCLY(1)	09/01/2026	(1,086)
221,900,000	TWD	6,865,718	USD	UBS	08/04/2026	1,876
221,290,000	TWD	6,872,360	USD	BCLY(1)	08/04/2026	(23,645)
859,195,000	TWD	26,937,390	USD	GSC	08/04/2026	(346,123)
513,350,000	TWD	15,833,873	USD	GSC	09/01/2026	80,502
312,970,000	ZAR	18,919,192	USD	GSC	08/04/2026	18,830
56,520,000	ZAR	3,414,757	USD	MSC(2)	08/04/2026	5,305
14,470,000	ZAR	882,387	USD	BOA	08/04/2026	(6,798)
60,420,000	ZAR	3,673,699	USD	BCLY(1)	08/04/2026	(17,645)
41,180,000	ZAR	2,515,639	USD	SCB	08/04/2026	(23,810)
155,700,000	ZAR	9,496,490	USD	CBK	08/04/2026	(74,980)
219,470,000	ZAR	13,108,149	USD	MSC(2)	09/01/2026	142,783
77,000,000	ZAR	4,583,825	USD	HSBC	09/01/2026	65,201
97,300,000	ZAR	5,848,610	USD	CBK	09/01/2026	26,069
13,042,128	USD	18,630,000	AUD	SCB	08/04/2026	(65,850)
5,373,124	USD	7,800,000	AUD	WEST	08/04/2026	(114,919)
9,062,057	USD	13,050,000	AUD	SGG	08/04/2026	(119,860)
23,418,147	USD	33,540,000	AUD	RBC	08/04/2026	(180,435)
11,045,710	USD	15,960,000	AUD	BCLY(1)	08/04/2026	(183,670)
19,380,857	USD	27,995,000	AUD	UBS	08/04/2026	(316,289)
16,947,234	USD	24,545,000	AUD	DEUT	08/04/2026	(322,510)
57,130,386	USD	82,635,000	AUD	BNP	08/04/2026	(1,011,202)
82,187,307	USD	119,235,000	AUD	CBK	08/04/2026	(1,705,865)
195,747,484	USD	283,630,000	AUD	GSC	08/04/2026	(3,813,219)
471,433,358	USD	684,011,596	AUD	TDB	08/04/2026	(9,833,906)
6,925,368	USD	9,860,000	AUD	RBC	09/01/2026	(8,197)
7,672,674	USD	10,955,000	AUD	UBS	09/01/2026	(30,897)
3,436,459	USD	4,945,000	AUD	BCLY(1)	09/01/2026	(40,872)
4,813,654	USD	6,930,000	AUD	BNP	09/01/2026	(59,531)
13,898,377	USD	19,870,000	AUD	CBK	09/01/2026	(74,235)
18,404,494	USD	26,395,000	AUD	HSBC	09/01/2026	(156,506)
452,569,895	USD	652,236,596	AUD	DEUT	09/01/2026	(6,083,773)
96,985	USD	140,000	AUD	BOA	09/16/2026	(1,440)
398,466	USD	580,000	AUD	CBK	09/16/2026	(9,298)
1,099,484	USD	5,600,000	BRL	BOA	08/04/2026	(4,100)
2,309,538	USD	11,845,000	BRL	BNP	08/04/2026	(24,739)
2,968,275	USD	15,450,000	BRL	BCLY(1)	08/04/2026	(76,433)
10,443,594	USD	54,540,000	BRL	GSC	08/04/2026	(304,520)
1,206,242	USD	6,220,000	BRL	BNP	09/02/2026	(10,446)
6,890,506	USD	9,660,000	CAD	CAG	08/04/2026	(1,546)
8,087,233	USD	11,360,000	CAD	BNP	08/04/2026	(17,705)
31,999,496	USD	45,000,000	CAD	CBK	08/04/2026	(106,334)
36,443,180	USD	51,230,000	CAD	BOA	08/04/2026	(107,525)
9,137,303	USD	12,960,000	CAD	BCLY(1)	08/04/2026	(109,176)

268

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
17,015,115	USD	24,055,000	CAD	MSC(2)	08/04/2026	$(147,235)
29,921,672	USD	42,255,000	CAD	GSC	08/04/2026	(225,702)
24,836,716	USD	35,200,000	CAD	TDB	08/04/2026	(277,179)
22,538,252	USD	32,000,000	CAD	DEUT	08/04/2026	(292,561)
27,300,889	USD	38,725,000	CAD	RBC	08/04/2026	(327,960)
86,732,928	USD	122,040,000	CAD	JPM	08/04/2026	(338,083)
50,441,963	USD	71,295,000	CAD	UBS	08/04/2026	(424,376)
40,494,896	USD	57,595,000	CAD	CIBC	08/04/2026	(597,000)
468,608,422	USD	663,841,000	CAD	SSG	08/04/2026	(5,017,505)
34,042,422	USD	48,311,000	CAD	JPM	08/26/2026	(459,231)
190,940	USD	267,000	CAD	BCLY(1)	09/01/2026	217
4,621,827	USD	6,475,000	CAD	TDB	09/01/2026	(3,382)
13,820,849	USD	19,365,000	CAD	RBC	09/01/2026	(11,921)
13,843,891	USD	19,440,000	CAD	GSC	09/01/2026	(42,453)
10,361,497	USD	14,580,000	CAD	CBK	09/01/2026	(53,261)
482,950,887	USD	680,340,158	CAD	JPM	09/01/2026	(3,028,412)
6,988,302	USD	9,690,000	CAD	WFB	09/16/2026	61,698
143,676	USD	200,000	CAD	JPM	09/16/2026	712
120,028	USD	170,000	CAD	CBK	09/16/2026	(1,492)
983,557	USD	1,385,000	CAD	RBC	09/16/2026	(6,468)
3,322,829	USD	4,685,000	CAD	DEUT	09/16/2026	(26,101)
92,429,516	USD	129,453,000	CAD	JPM	09/23/2026	(136,388)
137,950,333	USD	193,154,000	CAD	WFB	10/21/2026	(344,866)
48,832,722	USD	39,325,000	CHF	BNP	08/04/2026	169,413
66,769,118	USD	53,830,000	CHF	GSC	08/04/2026	156,379
17,234,085	USD	13,875,000	CHF	BCLY(1)	08/04/2026	64,259
9,040,837	USD	7,265,000	CHF	RBC	08/04/2026	50,655
9,152,572	USD	7,375,000	CHF	SSG	08/04/2026	26,268
2,293,809	USD	1,860,000	CHF	MSC(2)	08/04/2026	(7,875)
47,462,191	USD	38,385,000	CHF	CBK	08/04/2026	(37,901)
20,548,544	USD	16,665,000	CHF	UBS	08/04/2026	(73,809)
74,671,963	USD	60,408,000	CHF	DEUT	08/04/2026	(80,818)
32,038,727	USD	26,010,000	CHF	WFB	08/04/2026	(147,735)
7,056,564	USD	5,660,000	CHF	GSC	09/01/2026	31,098
7,055,465	USD	5,660,000	CHF	SSG	09/01/2026	29,998
10,561,060	USD	8,490,000	CHF	RBC	09/01/2026	22,860
3,529,563	USD	2,830,000	CHF	BNP	09/01/2026	16,829
3,153,235	USD	2,545,000	CHF	UBS	09/01/2026	(5,742)
17,301,661	USD	13,945,000	CHF	BCLY(1)	09/01/2026	(7,551)
6,978,522	USD	5,660,000	CHF	CAG	09/01/2026	(46,945)
32,695,809	USD	26,395,000	CHF	WFB	09/01/2026	(66,947)
112,043,296	USD	91,548,000	CHF	DEUT	09/01/2026	(1,590,529)
9,783,139	USD	7,725,000	CHF	JPM	09/16/2026	178,292
2,167,863	USD	1,735,000	CHF	DEUT	09/16/2026	10,658
125,051	USD	100,000	CHF	UBS	09/16/2026	716
143,415	USD	115,000	CHF	CBK	09/16/2026	431
1,615,047	USD	1,315,000	CHF	RBC	09/16/2026	(19,952)
34,557,680	USD	31,757,425,000	CLP	CBK	08/04/2026	400,205
4,004,198	USD	3,739,000,000	CLP	JPM	08/04/2026	(17,375)
1,914,424	USD	1,768,200,000	CLP	BNP	09/01/2026	12,196
5,642,467	USD	5,287,725,000	CLP	HSBC	09/01/2026	(46,062)
1,484,978	USD	10,085,000	CNH	BCLY(1)	08/04/2026	(8,965)
2,374,208	USD	16,134,000	CNH	GSC	08/04/2026	(15,804)
3,476,311	USD	23,641,000	CNH	WFB	08/04/2026	(25,752)
13,785,688	USD	93,423,000	CNH	BNP	08/04/2026	(53,539)
15,506,003	USD	105,166,000	CNH	JPM	08/04/2026	(72,778)
17,950,777	USD	122,043,000	CNH	SCB	08/04/2026	(128,080)
28,586,476	USD	194,025,000	CNH	BOA	08/04/2026	(155,444)
3,227,430	USD	21,799,000	CNH	JPM	09/01/2026	(8,036)
59,718,007	USD	403,280,000	CNH	BNP	09/01/2026	(137,892)
2,725,840	USD	9,466,842,000	COP	GSC	08/04/2026	(272,070)
6,550,324	USD	21,610,092,000	COP	CBK	08/04/2026	(293,046)
9,382,286	USD	31,469,899,000	COP	BOA	08/04/2026	(583,437)
7,262,916	USD	24,870,620,000	COP	UBS	08/04/2026	(612,981)
16,294,484	USD	52,413,653,000	COP	MSC(2)	09/01/2026	(195,825)

269

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,306,832	USD	70,010,000	CZK	GSC	08/04/2026	$(26,622)
4,223,849	USD	89,345,000	CZK	SSG	08/04/2026	(30,220)
7,701,024	USD	163,300,000	CZK	BCLY(1)	08/04/2026	(74,336)
220,491,710	USD	4,701,857,000	CZK	BNP	08/04/2026	(3,382,332)
169,521,604	USD	3,597,223,000	CZK	UBS	09/01/2026	(1,795,451)
2,982,789	USD	2,607,000	EUR	CBA	08/04/2026	(23,945)
22,788,825	USD	19,849,000	EUR	SCB	08/04/2026	(103,641)
19,452,413	USD	17,008,000	EUR	BCLY(1)	08/04/2026	(163,439)
40,580,561	USD	35,502,000	EUR	MSC(2)	08/04/2026	(364,994)
41,149,330	USD	36,142,000	EUR	HSBC	08/04/2026	(534,358)
51,108,668	USD	44,787,000	EUR	RBC	08/04/2026	(545,565)
52,101,930	USD	45,689,000	EUR	UBS	08/04/2026	(592,608)
65,265,144	USD	57,166,000	EUR	BNP	08/04/2026	(666,174)
84,800,609	USD	74,255,000	EUR	GSC	08/04/2026	(839,980)
118,879,129	USD	104,148,000	EUR	CBK	08/04/2026	(1,237,982)
157,869,807	USD	138,470,000	EUR	DEUT	08/04/2026	(1,831,929)
11,423,922	USD	10,027,006	EUR	DEUT	08/28/2026	(151,975)
52,064,000	USD	45,730,211	EUR	JPM	08/28/2026	(730,248)
2,442,505	USD	2,120,000	EUR	UBS	09/01/2026	(5,278)
15,926,709	USD	13,808,000	EUR	BCLY(1)	09/01/2026	(16,209)
13,476,352	USD	11,700,000	EUR	BNP	09/01/2026	(32,639)
11,322,573	USD	9,894,000	EUR	GSC	09/01/2026	(101,183)
97,762,851	USD	85,365,000	EUR	DEUT	09/01/2026	(800,827)
238,170	USD	208,000	EUR	MSC(2)	09/16/2026	(2,136)
5,451,277	USD	4,721,000	EUR	DEUT	09/16/2026	(2,976)
1,095,474	USD	956,000	EUR	CBK	09/16/2026	(9,010)
1,028,721	USD	760,000	GBP	BOA	08/04/2026	4,437
2,146,783	USD	1,593,000	GBP	TDB	08/04/2026	(171)
5,623,237	USD	4,197,000	GBP	MSC(2)	08/04/2026	(33,236)
5,284,897	USD	3,947,000	GBP	SGG	08/04/2026	(34,641)
3,377,448	USD	2,567,000	GBP	BNP	08/04/2026	(82,206)
13,495,918	USD	10,102,000	GBP	CAG	08/04/2026	(118,972)
65,751,699	USD	49,068,000	GBP	UBS	08/04/2026	(379,311)
32,411,457	USD	24,331,000	GBP	DEUT	08/04/2026	(380,457)
32,860,256	USD	24,687,000	GBP	BCLY(1)	08/04/2026	(411,453)
63,154,033	USD	47,490,000	GBP	GSC	08/04/2026	(850,240)
89,388,632	USD	67,531,000	GBP	RBC	08/04/2026	(1,625,739)
108,595,414	USD	82,297,000	GBP	JPM	08/04/2026	(2,319,717)
1,343,647	USD	1,010,000	GBP	BCLY(1)	08/28/2026	(17,545)
3,491,376	USD	2,594,000	GBP	UBS	09/01/2026	(4,595)
3,473,527	USD	2,595,000	GBP	HSBC	09/01/2026	(23,792)
6,906,653	USD	5,144,000	GBP	CAG	09/01/2026	(25,989)
9,289,165	USD	6,918,000	GBP	BMO	09/01/2026	(34,322)
9,517,070	USD	7,092,000	GBP	GSC	09/01/2026	(40,919)
8,662,967	USD	6,464,000	GBP	BNP	09/01/2026	(48,658)
10,406,411	USD	7,762,000	GBP	BCLY(1)	09/01/2026	(54,547)
94,549,376	USD	70,973,000	GBP	SSG	09/01/2026	(1,101,945)
5,491,125	USD	4,128,000	GBP	RBC	09/16/2026	(72,272)
5,657,522	USD	4,266,000	GBP	DEUT	09/16/2026	(91,861)
48,138,162	USD	15,071,246,000	HUF	BCLY(1)	08/04/2026	513,409
1,284,162	USD	402,600,000	HUF	GSC	08/04/2026	11,956
677,545	USD	12,187,000,000	IDR	JPM	08/04/2026	543
2,459,918	USD	44,341,000,000	IDR	BOA	08/04/2026	(3,276)
2,900,434	USD	52,546,000,000	IDR	BCLY(1)	08/04/2026	(18,557)
1,245,351	USD	22,569,000,000	IDR	GSC	09/01/2026	(4,951)
22,202,800	USD	66,176,000	ILS	GSC	08/04/2026	549,038
11,612,168	USD	35,441,000	ILS	BNP	09/01/2026	5,424
1,517,297	USD	4,650,000	ILS	BCLY(1)	09/01/2026	(5,554)
2,293,434	USD	221,110,000	INR	BOA	08/04/2026	(23,153)
5,954,922	USD	574,650,000	INR	SCB	08/04/2026	(65,733)
32,007,633	USD	3,077,260,000	INR	GSC	08/04/2026	(233,071)
1,024,148	USD	164,300,000	JPY	UBS	08/04/2026	(8,861)
7,901,948	USD	1,279,200,000	JPY	CBK	08/04/2026	(140,815)
22,649,293	USD	3,645,800,000	JPY	CIBC	08/04/2026	(273,084)
15,624,567	USD	2,534,500,000	JPY	DEUT	08/04/2026	(310,691)

270

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
17,167,379	USD	2,786,300,000	JPY	MSC(2)	08/04/2026	$(351,030)
19,191,916	USD	3,114,300,000	JPY	BNP	08/04/2026	(388,740)
34,341,455	USD	5,572,600,000	JPY	RBC	08/04/2026	(695,363)
72,191,947	USD	11,648,727,000	JPY	BCLY(1)	08/04/2026	(1,047,536)
76,525,689	USD	12,377,100,000	JPY	GSC	08/04/2026	(1,293,319)
89,969,857	USD	14,001,900,000	JPY	RBC	08/10/2026	1,891,746
115,818,465	USD	18,295,800,000	JPY	JPM	08/24/2026	604,503
60,502,718	USD	9,578,800,000	JPY	RBC	09/01/2026	149,038
3,231,734	USD	509,800,000	JPY	BCLY(1)	09/01/2026	19,608
1,994,872	USD	316,600,000	JPY	UBS	09/01/2026	53
21,984,672	USD	3,504,500,000	JPY	DEUT	09/01/2026	(96,327)
6,689,420	USD	1,092,700,000	JPY	BOA	09/01/2026	(195,416)
24,767,076	USD	3,964,300,000	JPY	CBK	09/01/2026	(211,010)
10,432,234	USD	1,695,700,000	JPY	GSC	09/01/2026	(251,958)
119,021,690	USD	19,307,867,000	JPY	BNP	09/01/2026	(2,632,462)
45,485,102	USD	7,241,750,000	JPY	JPM	09/14/2026	(192,889)
221,703	USD	35,800,000	JPY	MSC(2)	09/16/2026	(4,147)
243,572	USD	39,300,000	JPY	WFB	09/16/2026	(4,357)
334,246	USD	53,800,000	JPY	CBK	09/16/2026	(5,159)
14,545,263	USD	2,315,300,000	JPY	BNP	09/16/2026	(61,138)
2,126,661	USD	346,800,000	JPY	RBC	09/16/2026	(61,176)
4,040,721	USD	6,189,980,000	KRW	SCB	08/04/2026	(301,131)
6,408,218	USD	9,662,950,000	KRW	BOA	08/04/2026	(369,687)
11,840,063	USD	17,608,110,000	KRW	BCLY(1)	08/04/2026	(510,834)
19,148,547	USD	28,596,060,000	KRW	MSC(2)	08/04/2026	(909,653)
14,806,366	USD	22,419,800,000	KRW	DEUT	08/04/2026	(919,606)
14,757,408	USD	22,467,570,000	KRW	CBK	08/04/2026	(1,002,072)
68,725,627	USD	105,925,506,000	KRW	GSC	08/04/2026	(5,573,947)
73,524,072	USD	106,592,259,000	KRW	JPM	09/01/2026	(1,265,966)
142,331,290	USD	206,646,540,000	KRW	GSC	09/01/2026	(2,661,441)
1,761,056	USD	30,669,000	MXN	UBS	08/04/2026	(9,121)
1,780,063	USD	31,070,000	MXN	BNP	08/04/2026	(13,260)
18,945,188	USD	330,720,000	MXN	SSG	08/04/2026	(143,564)
24,130,465	USD	423,780,000	MXN	CBK	08/04/2026	(329,597)
18,272,363	USD	323,160,000	MXN	BCLY(1)	08/04/2026	(380,035)
56,444,721	USD	991,587,000	MXN	DEUT	08/04/2026	(788,463)
6,887,878	USD	119,890,000	MXN	GSC	09/01/2026	(15,688)
34,393,253	USD	599,440,000	MXN	BNP	09/01/2026	(124,002)
57,507,885	USD	1,007,506,000	MXN	DEUT	09/01/2026	(506,831)
4,599,781	USD	44,170,000	NOK	SCB	08/04/2026	(60,493)
11,025,473	USD	107,370,000	NOK	MSC(2)	08/04/2026	(302,886)
13,677,058	USD	133,180,000	NOK	DEUT	08/04/2026	(374,455)
33,935,884	USD	332,200,000	NOK	JPM	08/04/2026	(1,113,766)
29,260,755	USD	289,110,000	NOK	RBC	08/04/2026	(1,242,569)
49,119,012	USD	477,650,000	NOK	BCLY(1)	08/04/2026	(1,276,730)
59,039,347	USD	574,090,000	NOK	WFB	08/04/2026	(1,531,554)
44,532,395	USD	437,390,000	NOK	CBK	08/04/2026	(1,615,607)
64,993,278	USD	634,200,000	NOK	GSC	08/04/2026	(1,919,689)
178,377,493	USD	1,757,969,000	NOK	UBS	08/04/2026	(7,101,729)
9,732,139	USD	93,330,000	NOK	GSC	09/01/2026	(110,807)
8,102,183	USD	77,920,000	NOK	HSBC	09/01/2026	(115,565)
6,905,121	USD	66,760,000	NOK	BNP	09/01/2026	(135,649)
156,663,965	USD	1,517,220,000	NOK	UBS	09/01/2026	(3,347,973)
106,271	USD	1,040,000	NOK	BOA	09/16/2026	(3,386)
2,224,524	USD	22,100,000	NOK	CBK	09/16/2026	(105,699)
2,252,836	USD	3,960,000	NZD	SCB	08/04/2026	(80,098)
3,390,258	USD	5,945,000	NZD	JPM	08/04/2026	(112,089)
13,628,890	USD	23,605,000	NZD	MSC(2)	08/04/2026	(277,400)
21,733,505	USD	37,378,000	NZD	BNP	08/04/2026	(286,800)
49,356,689	USD	84,420,000	NZD	BOA	08/04/2026	(377,224)
55,020,319	USD	94,863,000	NZD	UBS	08/04/2026	(865,824)
56,348,337	USD	97,447,000	NZD	BCLY(1)	08/04/2026	(1,060,102)
67,969,237	USD	120,090,000	NZD	GSC	08/04/2026	(2,778,754)
805,885,147	USD	1,419,758,000	NZD	CBK	08/04/2026	(30,529,453)
23,386,004	USD	39,829,000	NZD	HSBC	09/01/2026	(98,702)

271

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
28,056,942	USD	47,780,000	NZD	WFB	09/01/2026	$(115,978)
55,459,325	USD	95,335,000	NZD	GSC	09/01/2026	(753,846)
645,353,466	USD	1,116,067,000	NZD	CBK	09/01/2026	(12,722,422)
74,734	USD	130,000	NZD	DEUT	09/16/2026	(1,951)
1,299,952	USD	2,245,000	NZD	RBC	09/16/2026	(24,339)
3,355,107	USD	5,755,000	NZD	ANZ	09/16/2026	(39,679)
1,482,585	USD	2,620,000	NZD	CBK	09/16/2026	(62,913)
1,770,175	USD	6,054,000	PEN	DEUT	08/04/2026	(10,929)
3,599,179	USD	12,275,000	PEN	CBK	08/04/2026	(12,162)
2,720,075	USD	9,310,000	PEN	GSC	08/04/2026	(18,955)
6,618,488	USD	22,575,000	PEN	BNP	08/04/2026	(23,144)
7,877,810	USD	483,540,000	PHP	CBK	08/04/2026	(20,441)
7,614,263	USD	469,800,000	PHP	GSC	08/04/2026	(59,557)
975,017	USD	3,678,000	PLN	UBS	08/04/2026	(9,542)
4,543,881	USD	17,070,000	PLN	BCLY(1)	08/04/2026	(25,567)
2,450,908	USD	9,180,000	PLN	BCLY(1)	09/01/2026	(6,332)
15,271,165	USD	70,563,000	RON	GSC	08/04/2026	(226,919)
15,340,566	USD	70,563,000	RON	GSC	09/01/2026	(134,520)
3,366,459	USD	32,690,000	SEK	DEUT	08/04/2026	(67,300)
4,491,304	USD	43,500,000	SEK	BNP	08/04/2026	(77,938)
6,749,334	USD	65,860,000	SEK	CBK	08/04/2026	(168,603)
9,084,962	USD	88,190,000	SEK	RBC	08/04/2026	(178,518)
15,812,329	USD	152,830,000	SEK	UBS	08/04/2026	(240,938)
25,306,967	USD	244,790,000	SEK	SCB	08/04/2026	(405,782)
19,995,291	USD	194,430,000	SEK	BCLY(1)	08/04/2026	(427,644)
31,690,122	USD	306,160,000	SEK	JPM	08/04/2026	(468,934)
109,865,199	USD	1,065,560,000	SEK	WFB	08/04/2026	(2,061,256)
304,879,100	USD	2,957,432,000	SEK	GSC	08/04/2026	(5,769,649)
910,363	USD	8,720,000	SEK	BCLY(1)	09/01/2026	(6,933)
6,931,422	USD	66,070,000	SEK	GSC	09/01/2026	(18,782)
7,032,416	USD	67,080,000	SEK	CBK	09/01/2026	(24,035)
6,923,399	USD	66,070,000	SEK	WFB	09/01/2026	(26,805)
9,372,053	USD	89,400,000	SEK	RBC	09/01/2026	(32,340)
4,607,741	USD	44,690,000	SEK	HSBC	09/01/2026	(93,404)
46,438,914	USD	446,775,000	SEK	JPM	09/01/2026	(559,383)
251,415,545	USD	2,433,890,000	SEK	UBS	09/01/2026	(4,616,425)
6,737,947	USD	63,220,000	SEK	BMO	09/16/2026	82,030
1,061,729	USD	10,150,000	SEK	DEUT	09/16/2026	(6,882)
874,144	USD	8,430,000	SEK	BOA	09/16/2026	(13,381)
2,119,616	USD	20,530,000	SEK	CBK	09/16/2026	(41,820)
2,154,742	USD	20,910,000	SEK	RBC	09/16/2026	(46,701)
2,046,646	USD	2,640,000	SGD	BCLY(1)	08/04/2026	(12,502)
2,026,268	USD	2,615,000	SGD	BNP	08/04/2026	(13,381)
3,248,946	USD	4,190,000	SGD	MSC(2)	08/04/2026	(19,173)
3,440,847	USD	4,440,000	SGD	BOA	08/04/2026	(22,267)
3,439,710	USD	4,440,000	SGD	JPM	08/04/2026	(23,404)
22,928,445	USD	29,637,307	SGD	ANZ	08/04/2026	(188,081)
21,157,506	USD	27,285,307	SGD	BOA	09/01/2026	(166,680)
29,430,398	USD	981,528,000	THB	BCLY(1)	08/04/2026	27,926
30,292	USD	1,010,000	THB	SCB	09/01/2026	(31)
4,247,874	USD	142,520,000	THB	MSC(2)	09/01/2026	(30,883)
22,232,932	USD	710,175,000	TWD	GSC	08/04/2026	253,691
2,470,938	USD	78,860,000	TWD	JPM	08/04/2026	30,296
5,515,950	USD	178,965,000	TWD	UBS	09/01/2026	(32,148)
10,976,885	USD	178,820,000	ZAR	CBK	08/04/2026	156,368
4,353,339	USD	71,380,000	ZAR	BCLY(1)	08/04/2026	34,087
1,486,263	USD	24,200,000	ZAR	BOA	08/04/2026	21,905
35,952,924	USD	597,452,000	ZAR	GSC	08/04/2026	(199,293)
22,525,327	USD	377,142,000	ZAR	MSC(2)	09/01/2026	(245,361)
Total foreign currency contracts						$(57,765,414)

(1)	At July 31, 2026, the counterparty had deposited in a segregated account securities with a value of $603,728 in connection with forward contracts.
(2)	As of July 31, 2026, the counterparty had deposited in a segregated account securities with a value of $1,111,843 in connection with OTC derivatives.

272

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Foreign Cross Currency Contracts Outstanding at July 31, 2026
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	12,078,875	GSC	08/28/2026	GBP	12,068,793	$10,082
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$456,515,462	$—	$456,515,462	$—
Convertible Bonds	4,314,524	—	4,314,524	—
Corporate Bonds	655,817,965	—	655,817,965	—
Foreign Government Obligations	2,848,873,478	—	2,848,873,478	—
Senior Floating Rate Interests	48,215,048	—	48,215,048	—
U.S. Government Agencies	57,331,593	—	57,331,593	—
U.S. Government Securities	204,633,315	—	204,633,315	—
Common Stocks	114,804	15	—	114,789
Preferred Stocks	628,200	628,200	—	—
Short-Term Investments	363,104,454	10,057,684	353,046,770	—
Purchased Options	9,751,816	—	9,751,816	—
Foreign Currency Contracts(2)	119,332,738	—	119,332,738	—
Futures Contracts(2)	3,031,287	3,031,287	—	—
Swaps - Credit Default(2)	96,196	—	96,196	—
Swaps - Interest Rate(2)	9,337,538	—	9,337,538	—
Total	$4,781,098,418	$13,717,186	$4,767,266,443	$114,789
Liabilities
Foreign Currency Contracts(2)	$(177,088,070)	$—	$(177,088,070)	$—
Futures Contracts(2)	(7,973,659)	(7,973,659)	—	—
Swaps - Credit Default(2)	(896,733)	—	(896,733)	—
Swaps - Interest Rate(2)	(8,674,813)	—	(8,674,813)	—
Total	$(194,633,275)	$(7,973,659)	$(186,659,616)	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2026 is not presented.

273

The Hartford Mutual Funds, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BNYM	Bank of New York Mellon
BOA	Bank of America Securities LLC
CAG	Credit Agricole CIB
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NOM	Nomura International
NWM	NatWest Markets Plc
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International
WFB	Wells Fargo Bank NA
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	China Yuan Renminbi
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysia Ringgit
NGN	Nigeria Naira
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
PYG	Paraguay Guarani
RON	Romania New Leu
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
TWD	Taiwan New Dollar
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CAC	Cotation Assistee en Continu
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
DAX	Deutscher Aktien Index
EAFE	Europe, Australasia and Far East
FTSE	Financial Times and Stock Exchange
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
ITRAXX.SEN.FIN	Markit iTraxx Senior Financials
ITRAXX-EUR	Markit iTraxx - Europe
OMXS30	OMX Stockholm 30 Index
S&P	Standard & Poor's
SGX	Singapore Exchange
SPI	Share Price Index
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
VA	Veterans Administration

274

The Hartford Mutual Funds, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited) – (continued)

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
AG	Assured Guaranty Inc.
AMBAC	American Municipal Bond Assurance Corp.
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
BBSW	Bank Bill Swap Reference Rate
BDR	Brazilian Depositary Receipt
Bhd	Berhad
BIBOR	Bangkok Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CDI	Chess Depositary Interest
CDOR	Canadian Dollar Offered Rate
CLICP	Sinacofi Chile Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CNRR	China Fixing Repo Rate
CPIBR	Consumer price index Brazil
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GmbH	Gesellschaft mit beschränkter Haftung
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
LME	London Metal Exchange
MIBOR	Mumbai Inter-Bank Offered Rate
MSCI	Morgan Stanley Capital International
NIBOR	Norwegian Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
NVDR	Non-Voting Depositary Receipt
NZDBBR	New Zealand Bank Bill Rate
OJSC	Open Joint Stock Company
PIK	Payment-in-kind
PJSC	Private Joint Stock Company
PLTRCI	Polish Short-Term Rate - Compound Index
PRIBOR	Prague Interbank Offered Rate
PSF-GTD	Permanent School Fund
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
SARON	Swiss Average Rate Overnight
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Enhancement Program
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor's Depositary Receipt
ST AID WITHHLDG	State Aid Withholding
ST APPROP	State Appropriation
ST INTERCEPT	State Intercept
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
Tbk	Terbuka
THOR	Thai Overnight Repurchase Rate
TIIE	Interbank Equilibrium Interest Rate
TLREF	Turkish Lira Overnight Reference Rate
TONAR	Tokyo Overnight Average Rate
UKRPI	UK Retail Price Index
ULSD	Ultra-Low Sulfur Diesel
WIBOR	Warsaw Interbank Offered Rate
WTI	West Texas Intermediate

275